UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1.

Reports to Stockholders
Fidelity® Total International Index Fund Investor Class and Premium Class Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.1	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8	0.7
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.8	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.8	0.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.7	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.7	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.6	0.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.6	0.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.6	0.5
	7.5

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	21.2
Industrials	12.3	11.1
Consumer Discretionary	11.7	10.9
Information Technology	9.5	8.6
Consumer Staples	9.0	9.7
Materials	7.9	7.6
Health Care	7.6	6.9
Energy	6.3	6.0
Real Estate	4.0	3.0
Telecommunication Services	3.4	4.1

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	16.4%
United Kingdom	11.2%
Canada	6.7%
France	6.2%
Germany	6.2%
Switzerland	5.7%
Australia	4.9%
Korea (South)	3.4%
Cayman Islands	3.2%
Other*	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable.

As of October 31, 2016
Japan	16.8%
United Kingdom	10.5%
United States of America*	7.4%
Canada	6.9%
Germany	5.6%
France	5.6%
Switzerland	5.2%
Australia	4.6%
Korea (South)	3.2%
Other	34.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.0

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 4.9%
360 Capital Industrial Fund	944	$1,732
Abacus Property Group unit	2,659	6,869
Aconex Ltd. (a)	3,146	10,342
Adelaide Brighton Ltd.	5,411	23,986
AGL Energy Ltd.	8,226	164,832
ALS Ltd.	6,509	30,462
Altium Ltd.	2,077	12,753
Alumina Ltd.	27,402	37,754
Amcor Ltd.	13,655	160,633
AMP Ltd.	34,659	139,106
Ansell Ltd. (a)	1,771	31,562
APA Group unit	14,789	101,438
APN News & Media Ltd.	1,364	2,543
APN Outdoor Group Ltd.	1,212	4,946
ARB Corp. Ltd.	727	8,432
Ardent Leisure Group unit	3,001	4,562
Aristocrat Leisure Ltd.	6,165	90,665
Asaleo Care Ltd.	2,008	2,699
ASX Ltd.	2,795	106,152
Aurizon Holdings Ltd.	24,694	95,228
Austal Ltd.	1,439	1,848
Australia & New Zealand Banking Group Ltd.	37,652	923,629
Australian Agricultural Co. Ltd. (a)	4,710	6,084
Australian Pharmaceutical Industries Ltd.	4,913	8,204
Australian Worldwide Exploration Ltd. (a)	1,468	500
Automotive Holdings Group Ltd.	2,148	5,999
Babcock & Brown Wind Partners (a)	22,022	15,666
Bank of Queensland Ltd.	4,889	43,821
Bapcor Ltd.	5,448	21,336
Beach Energy Ltd.	20,065	11,043
Bega Cheese Ltd.	1,323	5,944
Bellamy's Australia Ltd.	312	1,201
Bendigo & Adelaide Bank Ltd.	5,431	50,102
BHP Billiton Ltd.	43,389	772,495
Blackmores Ltd. (a)	163	13,012
BlueScope Steel Ltd.	7,725	67,678
Boral Ltd.	14,929	68,862
Brambles Ltd.	20,067	155,371
Breville Group Ltd.	593	4,751
Brickworks Ltd.	4,181	46,116
BT Investment Management Ltd.	2,675	23,916
BWP Trust	3,559	7,782
Caltex Australia Ltd.	3,765	84,210
Carsales.com Ltd.	2,053	18,048
Challenger Ltd.	8,654	85,667
Charter Hall Group unit	4,990	21,186
Charter Hall Retail REIT	4,482	15,002
Cimic Group Ltd.	1,091	30,251
Coca-Cola Amatil Ltd.	7,305	51,254
Cochlear Ltd.	908	95,106
Commonwealth Bank of Australia	21,869	1,431,219
Computershare Ltd.	5,766	63,641
Corporate Travel Management Ltd.	794	12,105
Costa Group Holdings Ltd.	3,356	11,057
Credit Corp. Group Ltd.	352	4,797
Cromwell Property Group unit	19,567	14,212
Crown Ltd.	4,873	45,611
CSL Ltd.	6,007	596,215
CSR Ltd.	8,647	31,727
DEXUS Property Group unit	15,159	115,781
Dominos Pizza Enterprises Ltd.	691	31,625
Downer EDI Ltd.	6,967	30,675
DUET Group	34,877	78,870
DuluxGroup Ltd.	12,025	60,959
Eclipx Group Ltd.	2,762	7,983
Estia Health Ltd.	5,345	12,247
Evolution Mining Ltd.	12,780	21,915
FKP Property Group unit	3,890	9,175
Flexigroup Ltd.	574	1,001
Flight Centre Travel Group Ltd.	727	17,121
Folkestone Education Trust	905	1,965
Fortescue Metals Group Ltd.	20,037	79,670
G8 Education Ltd.	4,813	13,335
Galaxy Resources Ltd. (a)	33,942	10,802
Gateway Lifestyle Holdings Pty Ltd. unit	671	1,070
GDI Property Group unit	5,098	4,008
Genworth Mortgage Insurance Ltd.	2,411	5,940
Goodman Group unit	21,084	128,038
GrainCorp Ltd.	3,282	21,921
Greencross Ltd.	437	2,225
Growthpoint Properties Australia Ltd.	1,305	3,195
GUD Holdings Ltd.	1,514	14,103
GWA Group Ltd.	481	1,124
Hansen Technologies Ltd.	568	1,531
Harvey Norman Holdings Ltd.	8,397	26,345
Healthscope Ltd.	20,613	34,111
IDP Education Ltd.	452	1,557
Iluka Resources Ltd.	5,019	31,569
ImpediMed Ltd. (a)	2,162	1,174
Incitec Pivot Ltd.	21,448	60,868
Independence Group NL	8,080	19,724
Insurance Australia Group Ltd.	27,879	129,639
Investa Office Fund unit	8,574	30,496
Invocare Ltd.	1,024	11,187
IOOF Holdings Ltd.	3,422	22,600
IPH Ltd.	231	825
Iress Ltd.	2,263	21,097
Isentia Group Ltd.	362	393
Japara Healthcare Ltd.	589	913
JB Hi-Fi Ltd.	1,809	33,445
John Fairfax Holdings Ltd.	28,204	22,386
Karoon Gas Australia Ltd. (a)	1,197	1,327
Lendlease Group unit	7,414	88,992
Link Administration Holdings Ltd.	4,601	26,632
Macquarie Atlas Roads Group unit	6,312	25,239
Macquarie Group Ltd.	4,226	294,292
Magellan Financial Group Ltd.	1,723	30,423
Mantra Group Ltd.	2,345	4,952
Mayne Pharma Group Ltd. (a)	17,660	17,786
McMillan Shakespeare Ltd.	3,058	30,981
Medibank Private Ltd.	38,423	83,724
Mesoblast Ltd. (a)	3,999	9,433
Metcash Ltd. (a)	17,148	27,607
Mineral Resources Ltd.	1,836	14,697
Mirvac Group unit	62,530	106,287
Monadelphous Group Ltd.	1,226	11,466
Myer Holdings Ltd.	14,173	11,780
MYOB Group Ltd.	5,753	15,164
Nanosonics Ltd. (a)	1,775	4,200
National Australia Bank Ltd.	34,047	866,809
National Storage (REIT) unit	1,500	1,674
Navitas Ltd.	3,546	12,188
Newcrest Mining Ltd.	9,351	148,163
NEXTDC Ltd. (a)	6,252	19,475
Nine Entertainment Co. Holdings Ltd.	9,854	9,076
Northern Star Resources Ltd.	6,109	19,579
Nufarm Ltd.	2,408	18,338
oOh!media Ltd.	510	1,719
Orica Ltd.	4,081	56,625
Origin Energy Ltd.	23,217	124,824
Orocobre Ltd. (a)	940	2,217
Orora Ltd.	21,550	48,571
OZ Minerals Ltd.	3,513	18,624
Pact Group Holdings Ltd.	2,344	12,374
Perpetual Trustees Australia Ltd.	588	23,239
Pilbara Minerals Ltd. (a)	2,456	625
Platinum Asset Management Ltd.	6,911	24,115
Premier Investments Ltd.	1,410	13,852
Primary Health Care Ltd.	7,405	18,797
Programmed Maintenance Services Ltd.	641	826
Qantas Airways Ltd.	5,515	17,510
QBE Insurance Group Ltd.	17,404	167,723
Qube Holdings Ltd.	11,069	21,799
Quintis Ltd.	790	710
Ramsay Health Care Ltd.	1,910	102,546
RCG Corp. Ltd.	1,212	753
realestate.com.au Ltd.	596	27,442
Regis Healthcare Ltd.	290	975
Regis Resources Ltd.	5,639	13,808
Reliance Worldwide Corp. Ltd.	6,170	14,091
Resolute Mng Ltd.	6,053	5,507
Retail Food Group Ltd.	1,163	4,755
Rio Tinto Ltd.	5,322	240,860
Sandfire Resources NL	2,496	10,822
Santos Ltd.	24,935	64,976
Saracen Mineral Holdings Ltd. (a)	14,275	9,941
Scentre Management Ltd. A/S Trustee South Carolina unit	67,956	219,316
SEEK Ltd.	4,277	54,573
Select Harvests Ltd.	193	786
Seven Group Holdings Ltd.	848	7,042
Shopping Centres Australasia Property Group unit	14,767	25,543
Sigma Pharmaceuticals Ltd.	31,213	29,215
Sims Metal Management Ltd.	2,744	25,273
Sirtex Medical Ltd.	822	9,565
Smartgroup Corp. Ltd.	453	2,191
Sonic Healthcare Ltd.	5,162	85,385
South32 Ltd.	66,168	137,120
Southern Cross Media Group Ltd.	5,850	5,651
SP AusNet	23,924	31,350
Spark Infrastructure Group unit	20,804	38,789
Spotless Group Holdings Ltd.	10,309	8,337
St Barbara Ltd. (a)	6,885	13,920
Steadfast Group Ltd.	11,229	22,871
Stockland Corp. Ltd. unit	38,003	138,015
Suncorp Group Ltd.	15,042	155,436
Super Retail Group Ltd.	1,175	8,314
Sydney Airport unit	11,544	59,558
Syrah Resources Ltd. (a)	5,211	8,897
Tabcorp Holdings Ltd.	10,930	38,876
Tassal Group Ltd.	1,218	4,068
Tatts Group Ltd.	19,209	61,850
Technology One Ltd.	2,131	8,712
Telstra Corp. Ltd.	50,109	158,323
The GPT Group unit	19,270	75,754
The Star Entertainment Group Ltd.	9,179	38,284
Tox Free Solutions Ltd.	2,376	3,932
TPG Telecom Ltd.	3,840	16,965
TPG Telecom Ltd. rights 5/12/17 (a)	345	168
Transpacific Industries Group Ltd.	19,945	18,967
Transurban Group unit	27,554	251,716
Treasury Wine Estates Ltd.	9,579	86,073
Vicinity Centers unit	43,924	94,724
Village Roadshow Ltd.	338	919
Virtus Health Ltd.	1,474	6,424
Vita Group Ltd.	768	1,305
Viva Energy REIT unit	6,394	11,539
Vocus Group Ltd.	5,484	13,839
Webjet Ltd.	1,204	10,269
Wesfarmers Ltd.	14,018	451,357
West Australian Newspapers Holdings Ltd.	7,448	4,127
Western Areas NL (a)	1,722	2,863
Westfield Corp. unit	22,857	155,407
Westgold Resources Ltd. (a)	892	1,296
Westpac Banking Corp.	42,874	1,123,932
Whitehaven Coal Ltd. (a)	6,476	13,287
WiseTech Global Ltd.	549	2,384
Woodside Petroleum Ltd.	9,238	222,602
Woolworths Ltd.	17,273	347,667
WorleyParsons Ltd. (a)	2,379	20,165

TOTAL AUSTRALIA		14,313,823

Austria - 0.2%
ams AG	965	62,070
Andritz AG	992	54,861
Buwog-Gemeinnuetzige Wohnung	948	25,600
CA Immobilien Anlagen AG	803	17,595
DO & CO Restaurants & Catering AG	14	945
Erste Group Bank AG	3,859	137,962
EVN AG	299	3,959
IMMOFINANZ Immobilien Anlagen AG	9,389	19,534
Lenzing AG	97	18,089
Oesterreichische Post AG	377	16,006
OMV AG	2,069	95,278
PORR AG	109	3,900
Raiffeisen International Bank-Holding AG (a)	1,369	31,212
RHI AG	238	6,935
S IMMO AG	2,224	29,071
S&T AG	1,096	15,502
Schoeller-Bleckmann Oilfield Equipment AG	52	3,633
UNIQA Insurance Group AG	2,647	22,098
Vienna Insurance Group AG	419	10,865
Voestalpine AG	1,150	48,047
Wienerberger AG	2,220	51,992
Zumtobel AG	292	6,091

TOTAL AUSTRIA		681,245

Bailiwick of Guernsey - 0.0%
Schroder (REIT) Ltd.	2,240	1,900
Standard Life Investment Property Income Trust Ltd.	929	1,086
Stobart Group Ltd.	4,144	12,023

TOTAL BAILIWICK OF GUERNSEY		15,009

Bailiwick of Jersey - 0.8%
Boohoo.Com PLC (a)	7,822	19,097
Cape PLC (a)	3,072	9,579
Centamin PLC	12,685	29,064
Experian PLC	11,378	244,772
Glencore Xstrata PLC	162,647	639,670
Henderson Group PLC	16,607	49,644
IWG PLC	9,665	40,671
Petrofac Ltd.	3,141	33,136
Randgold Resources Ltd.	1,212	106,615
Shire PLC	12,088	712,694
UBM PLC	4,860	44,724
Wolseley PLC	3,019	191,879
WPP PLC	15,698	336,150

TOTAL BAILIWICK OF JERSEY		2,457,695

Belgium - 0.9%
Ablynx NV (a)	857	10,082
Ackermans & Van Haaren SA	248	40,576
Aedifica SA	286	22,481
Ageas	2,669	109,316
Agfa-Gevaert NV (a)	2,209	11,208
Anheuser-Busch InBev SA NV	9,836	1,109,209
Barco NV	86	8,470
Befimmo SCA Sicafi	370	21,583
Bekaert SA	416	20,947
Bpost SA	1,155	27,679
Cofinimmo SA	269	32,555
Colruyt NV	851	43,703
Compagnie D'entreprises CFE SA	86	12,544
D'ieteren SA	246	12,000
Econocom Group SA	990	15,923
Elia System Operator SA/NV	453	24,031
Euronav NV	2,663	21,124
EVS Broadcast Equipment SA	346	13,924
Fagron NV (a)	657	8,663
Galapagos Genomics NV (a)	476	41,702
Gimv NV	291	17,751
Groupe Bruxelles Lambert SA	994	95,294
Ion Beam Applications SA	250	14,831
KBC Ancora (a)	448	21,306
KBC Groep NV	3,065	221,289
Kinepolis Group NV	192	11,083
Melexis NV	255	21,252
Nyrstar NV (a)	549	3,109
Ontex Group NV	1,230	41,039
Orange Belgium (a)	576	12,015
Proximus	1,983	60,666
Sofina SA	234	33,583
Solvay SA Class A	1,028	130,737
Telenet Group Holding NV (a)	638	38,752
Tessenderlo Chemie NV (a)	244	10,010
UCB SA	1,774	138,284
Umicore SA	1,120	65,576
Van de Velde	142	7,796
Warehouses de Pauw	355	33,968

TOTAL BELGIUM		2,586,061

Bermuda - 0.7%
AGTech Holdings Ltd. (a)	40,000	7,714
Alibaba Health Information Technology Ltd. (a)	38,000	14,803
Alibaba Pictures Group Ltd. (a)	190,000	30,778
Beijing Enterprises Water Group Ltd.	50,000	38,311
BEP International Holdings Ltd.	110,000	5,515
Brightoil Petroleum Holdings Ltd. (a)	26,000	7,053
Brilliance China Automotive Holdings Ltd.	44,000	73,764
BW LPG Ltd.	821	3,615
BW Offshore Ltd. (a)	1,010	2,600
C C Land Holdings Ltd.	30,000	7,714
C.banner International Holdings Ltd. (a)	19,000	7,230
Cafe de Coral Holdings Ltd.	6,000	19,516
Carnival Group International Holdings Ltd. (a)	100,000	10,285
Cheung Kong Infrastructure Holdings Ltd.	7,000	61,330
China Foods Ltd.	6,000	2,314
China Gas Holdings Ltd.	24,000	37,643
China Innovationpay Group Ltd. (a)	24,000	1,527
China Ocean Industry Group Ltd. (a)	65,000	1,579
China Oil & Gas Group Ltd.	40,000	2,931
China Resource Gas Group Ltd.	10,000	33,748
China Water Affairs Group Ltd.	6,000	4,011
Chow Sang Sang Holdings International Ltd.	2,000	5,117
CITIC Resources Holdings Ltd.	16,000	1,934
Cosco Shipping Ports Ltd.	26,000	28,479
Credicorp Ltd. (United States)	948	145,670
Digital China Holdings Ltd. (H Shares)	17,000	13,988
Digital Domain Holdings Ltd. (a)	20,000	913
Emperor International Holding Ltd.	72,000	22,216
Enerchina Holdings Ltd. (a)	90,000	2,546
Esprit Holdings Ltd. (a)	24,900	19,335
FDG Electric Vehicles Ltd. (a)	145,000	6,711
Frontline Ltd.	824	5,489
G-Resources Group Ltd.	138,000	2,431
GCL New Energy Holdings Ltd. (a)	32,000	1,666
Giordano International Ltd.	6,000	3,224
Global Brands Group Holding Ltd. (a)	142,000	16,795
Golden Ocean Group Ltd. (a)	1,294	9,985
GOME Electrical Appliances Holdings Ltd.	332,000	45,244
Great Eagle Holdings Ltd.	6,000	29,775
GZI Transport Ltd.	40,000	30,855
Haier Electronics Group Co. Ltd.	14,000	32,506
HengTen Networks Group Ltd. (a)	388,000	7,283
Hiscox Ltd.	3,630	53,222
Hoegh LNG Holdings Ltd.	550	5,637
Hongkong Land Holdings Ltd.	15,200	117,192
Hopson Development Holdings Ltd.	12,000	11,447
Huabao International Holdings Ltd. (a)	56,000	30,670
Huanxi Media Group Ltd. (a)	10,000	2,880
Hybrid Kinetic Group Ltd. (a)	202,000	5,064
Jardine Matheson Holdings Ltd.	3,020	194,881
Jardine Strategic Holdings Ltd.	2,800	118,356
Johnson Electric Holdings Ltd.	5,000	15,395
K Wah International Holdings Ltd.	22,024	13,987
Kerry Logistics Network Ltd.	15,500	21,840
Kerry Properties Ltd.	6,500	24,318
KuangChi Science Ltd. (a)	26,000	10,362
Kunlun Energy Co. Ltd.	62,000	56,035
Lancashire Holdings Ltd.	2,355	20,818
Li & Fung Ltd.	74,000	31,014
Luk Fook Holdings International Ltd.	3,000	10,973
Luye Pharma Group Ltd.	23,500	14,200
Man Wah Holdings Ltd.	17,200	14,263
Nan Hai Corp. Ltd. (a)	100,000	3,407
Neo-China Group (Holdings) Ltd.	8,000	1,728
Nine Dragons Paper (Holdings) Ltd.	19,000	20,518
Noble Group Ltd. (a)	145,300	14,872
NWS Holdings Ltd.	21,134	39,723
Orient Overseas International Ltd.	3,000	16,006
Pacific Basin Shipping Ltd. (a)	40,000	7,971
PAX Global Technology Ltd.	14,000	8,675
Petra Diamonds Ltd. (a)	7,202	12,098
Pou Sheng International (Holdings) Ltd.	10,000	2,134
Powerwell Pacific Holdings Ltd. (a)	4,000	1,903
Road King Infrastructure Ltd.	2,000	2,967
Seadrill Ltd. (a)	2,215	1,518
Shangri-La Asia Ltd.	24,000	34,372
Shenzhen International Holdings Ltd.	16,000	26,864
Sihuan Pharmaceutical Holdings Group Ltd.	49,000	21,796
Silverlake Axis Ltd. Class A	4,700	1,901
Sinopec Kantons Holdings Ltd.	6,000	3,062
Skyworth Digital Holdings Ltd.	30,098	17,490
SmarTone Telecommunications Holdings Ltd.	2,500	3,503
SMI Corp. Ltd.	36,000	3,147
Stolt-Nielsen SA	172	2,654
Tai Fook Securities Group Ltd.	14,000	7,595
Texwinca Holdings Ltd.	6,000	4,027
Town Health International Holdings Co. Ltd.	114,000	18,027
United Photovoltaics Group Ltd. (a)	56,000	8,639
Vtech Holdings Ltd.	1,600	20,272
Yue Yuen Industrial (Holdings) Ltd.	9,000	35,580

TOTAL BERMUDA		1,921,146

Brazil - 1.0%
AES Tiete Energia SA unit	1,912	8,126
Aliansce Shopping Centers SA	600	2,849
Alupar Investimento SA unit	1,800	10,690
Ambev SA	58,000	333,668
Arezzo Industria e Comercio SA	300	3,185
B2W Companhia Global do Varejo (a)	3,100	13,068
B2W Companhia Global do Varejo rights (a)	995	4,116
Banco Bradesco SA	14,100	144,596
Banco do Brasil SA	10,600	109,705
Banco Santander SA (Brasil) unit	5,400	46,650
BB Seguridade Participacoes SA	8,700	81,928
BM&F BOVESPA SA	25,678	153,791
BR Malls Participacoes SA	6,700	29,658
Brasil Foods SA	8,000	100,288
CCR SA	14,800	82,532
Centrais Eletricas Brasileiras SA (Electrobras) (a)	5,900	33,570
Cia. Hering SA	2,000	13,875
Cielo SA	15,360	116,626
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	4,700	43,342
Companhia de Saneamento de Minas Gerais	900	10,208
Companhia Siderurgica Nacional SA (CSN) (a)	6,900	16,848
Cosan SA Industria e Comercio	1,700	19,876
CPFL Energia SA	3,000	24,574
CVC Brasil Operadora e Agencia de Viagens SA	500	4,877
Cyrela Brazil Realty SA	2,400	9,981
Drogasil SA (a)	3,600	76,502
Duratex SA	3,000	8,440
Ecorodovias Infraestrutura e Logistica SA	3,000	8,922
EDP Energias do Brasil SA	10,100	42,703
Embraer SA	9,800	47,425
ENGIE Brasil Energia SA	2,000	21,424
Equatorial Energia SA	2,100	38,036
Estacio Participacoes SA	3,800	21,346
Fibria Celulose SA	3,300	30,567
Fleury SA	900	14,892
Hypermarcas SA	6,000	56,823
Iguatemi Empresa de Shopping Centers SA	1,300	13,585
Iochpe-Maxion SA	430	2,264
Iochpe-Maxion SA warrants 6/3/19 (a)	13	24
Itausa-Investimentos Itau SA (a)	552	1,713
Itausa-Investimentos Itau SA (a)	20	58
JBS SA	8,700	28,150
Klabin SA unit	7,400	36,836
Kroton Educacional SA	18,100	85,252
Light SA	500	3,442
Linx SA	1,300	7,254
Localiza Rent A Car SA	1,800	26,824
Lojas Americanas SA	7,800	33,618
Lojas Renner SA	7,000	65,235
M. Dias Branco SA	1,200	18,423
Magazine Luiza SA (a)	100	7,019
Marfrig Global Foods SA (a)	4,500	10,236
Minerva SA	600	1,909
MRV Engenharia e Participacoes SA	3,600	18,079
Multiplan Empreendimentos Imobiliarios SA	1,032	22,012
Multiplus SA	700	8,619
Natura Cosmeticos SA	2,300	21,920
Odontoprev SA	2,400	8,658
Petroleo Brasileiro SA - Petrobras (ON) (a)	45,000	203,588
Porto Seguro SA	1,500	13,573
Qualicorp SA	4,300	30,617
Rumo SA (a)	9,100	25,029
Sao Martinho SA	2,600	14,581
Smiles SA	700	15,226
Sul America SA unit	5,135	27,163
TIM Participacoes SA	11,900	38,466
Totvs SA	1,700	14,889
Ultrapar Participacoes SA	4,900	108,712
Vale SA	12,800	110,778
Valid Solucoes SA	600	4,244
Via Varejo SA unit	800	3,002
Weg SA (a)	7,500	41,824

TOTAL BRAZIL		2,858,529

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	54,000	41,585
Canada - 6.5%
Advantage Oil & Gas Ltd. (a)	2,687	16,909
Aecon Group, Inc.	842	9,986
AG Growth International, Inc.	175	7,106
AGF Management Ltd. Class B (non-vtg.)	1,711	8,548
Agnico Eagle Mines Ltd. (Canada)	2,657	127,006
Agrium, Inc.	1,553	145,760
AGT Food & Ingredients, Inc.	170	3,927
Aimia, Inc.	2,333	15,621
Air Canada (a)	456	4,339
Alacer Gold Corp. (a)	4,325	6,844
Alamos Gold, Inc.	4,079	29,194
Alaris Royalty Corp.	154	2,456
Algonquin Power & Utilities Corp.	3,726	35,293
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,317	244,534
Allied Properties (REIT)	831	22,299
AltaGas Ltd.	2,320	51,990
Altius Minerals Corp.	306	2,706
Altus Group Ltd.	238	5,370
Amaya, Inc. (a)	1,819	32,314
ARC Resources Ltd.	6,395	83,952
Artis (REIT)	542	5,392
Asanko Gold, Inc. (a)	4,457	10,807
ATCO Ltd. Class I (non-vtg.)	858	31,220
Athabasca Oil Corp. (a)	2,149	2,173
Atlantic Power Corp. (a)	1,128	2,843
ATS Automation Tooling System, Inc. (a)	1,088	10,377
AutoCanada, Inc.	246	4,231
Avigilon Corp. (a)	681	8,032
B2Gold Corp. (a)	13,292	33,399
Badger Daylighting Ltd.	305	7,257
Bank of Montreal	8,198	580,505
Bank of Nova Scotia	15,551	864,444
Barrick Gold Corp.	14,309	239,208
Baytex Energy Corp. (a)	5,795	17,533
BCE, Inc.	1,606	73,120
Birchcliff Energy Ltd.	2,971	15,257
Bird Construction, Inc.	502	3,505
BlackBerry Ltd. (a)	7,434	69,436
Boardwalk (REIT)	805	27,157
Bombardier, Inc. Class B (sub. vtg.) (a)	28,863	44,614
Bonavista Energy Corp.	5,185	10,901
Bonterra Energy Corp.	213	3,021
Boralex, Inc. Class A	416	6,366
Brookfield Asset Management, Inc. Class A	11,817	436,823
Brookfield Canada Office Properties, Inc.	290	6,909
BRP, Inc. (a)	220	5,201
CAE, Inc.	3,366	51,413
Callidus Capital Corp.	422	5,308
Cameco Corp.	5,258	50,421
Canaccord Capital, Inc. (a)	461	1,719
Canacol Energy Ltd. (a)	1,213	3,626
Canadian (REIT)	413	14,940
Canadian Apartment Properties (REIT) unit	668	16,575
Canadian Energy Services & Technology Corp.	3,096	14,629
Canadian Imperial Bank of Commerce	5,251	424,104
Canadian National Railway Co.	9,809	709,025
Canadian Natural Resources Ltd.	13,718	436,950
Canadian Pacific Railway Ltd.	1,668	255,580
Canadian Tire Ltd. Class A (non-vtg.)	951	116,067
Canadian Utilities Ltd. Class A (non-vtg.)	1,993	57,452
Canadian Western Bank, Edmonton	1,205	23,684
Canam Group, Inc. Class A (sub. vtg.)	221	1,970
Canfor Corp. (a)	804	12,074
Canfor Pulp Products, Inc.	673	5,832
Canyon Services Group, Inc. (a)	1,051	4,874
Capital Power Corp.	1,079	19,666
Cara Operations Ltd.	231	4,315
Cardinal Energy Ltd.	630	2,963
Cascades, Inc.	966	11,634
CCL Industries, Inc. Class B	355	82,180
Celestica, Inc. (sub. vtg.) (a)	1,500	21,373
Cenovus Energy, Inc.	13,660	136,195
Centerra Gold, Inc.	2,703	13,960
CGI Group, Inc. Class A (sub. vtg.) (a)	2,752	132,817
China Gold International Resources Corp. Ltd. (a)	4,402	6,546
Choice Properties REIT	383	3,903
CI Financial Corp.	3,835	75,012
Cineplex, Inc.	822	32,355
Clearwater Seafoods, Inc.	190	1,473
Cogeco Communications, Inc.	87	4,978
Cogeco, Inc. (sub. vtg.)	155	7,760
Colliers International Group, Inc.	361	17,676
Cominar (REIT)	674	6,987
Computer Modelling Group Ltd.	610	4,826
Concordia International Corp. (a)	45	56
Constellation Software, Inc.	255	116,629
Corby Spirit and Wine Ltd.	368	5,998
Corus Entertainment, Inc. Class B (non-vtg.)	1,759	17,267
Cott Corp.	2,640	34,735
Crescent Point Energy Corp.	7,232	71,576
Crew Energy, Inc. (a)	814	2,451
Crombie (REIT)	448	4,759
CT Real Estate Investment Trust	401	4,304
Denison Mines Corp. (a)	7,319	3,753
Descartes Systems Group, Inc. (a)	1,424	32,860
Detour Gold Corp. (a)	2,443	30,872
DH Corp.	1,263	23,492
Dirtt Environmental Solutions Ltd. (a)	675	3,274
Dollarama, Inc.	1,474	129,038
Dominion Diamond Corp.	814	9,893
Dorel Industries, Inc. Class B (sub. vtg.)	207	4,974
Dream Global REIT	832	6,034
Dream Industrial (REIT)	1,039	6,424
Dream Office (REIT)	386	5,494
DREAM Unlimited Corp. (a)	489	2,364
Dundee Corp. Class A (sub. vtg.) (a)	220	508
ECN Capital Corp.	5,076	13,833
Eldorado Gold Corp.	8,511	31,112
Element Financial Corp.	5,935	52,130
Emera, Inc.	232	8,030
Empire Co. Ltd. Class A (non-vtg.)	1,913	29,472
Enbridge Income Fund Holdings, Inc.	2,864	70,286
Enbridge, Inc.	21,314	883,445
Encana Corp.	12,513	133,925
Endeavour Silver Corp. (a)	544	1,666
EnerCare, Inc.	1,992	31,637
Enerflex Ltd.	1,148	16,181
Enerplus Corp.	2,563	18,494
Enghouse Systems Ltd.	283	12,408
Ensign Energy Services, Inc.	1,901	10,570
Entertainment One Ltd.	4,697	15,045
Equitable Group, Inc.	100	2,673
Evertz Technologies Ltd.	415	5,138
Exco Technologies Ltd.	580	4,810
Extendicare, Inc.	834	6,104
Fairfax Financial Holdings Ltd. (sub. vtg.)	293	133,938
Fiera Capital Corp.	751	7,834
Finning International, Inc.	2,106	40,051
First Capital Realty, Inc.	1,529	22,223
First Majestic Silver Corp. (a)	1,812	14,734
First Quantum Minerals Ltd.	8,969	85,482
FirstService Corp.	388	24,146
Fortis, Inc.	4,554	148,191
Fortuna Mines, Inc. (a)	2,731	12,544
Franco-Nevada Corp.	2,121	144,254
Freehold Royalties Ltd.	642	6,377
Genworth MI Canada, Inc.	506	12,566
George Weston Ltd.	835	74,988
Gibson Energy, Inc.	1,777	24,096
Gildan Activewear, Inc.	2,864	80,294
Gluskin Sheff + Associates, Inc.	432	5,374
Goldcorp, Inc.	10,707	149,187
Granite Real Estate Investment Trust	188	6,743
Great Canadian Gaming Corp. (a)	641	11,444
Great-West Lifeco, Inc.	3,369	90,626
Guyana Goldfields, Inc. (a)	2,426	12,032
H&R REIT/H&R Finance Trust	1,412	23,957
High Liner Foods, Inc.	110	1,523
Home Capital Group, Inc.	779	4,588
HudBay Minerals, Inc.	2,506	14,962
Hudson's Bay Co.	570	5,211
Husky Energy, Inc. (a)	6,668	76,984
Hydro One Ltd.	3,997	70,391
IAMGOLD Corp. (a)	5,215	21,547
IGM Financial, Inc.	998	29,983
Imperial Metals Corp. (a)	269	1,196
Imperial Oil Ltd.	3,527	102,602
Industrial Alliance Insurance and Financial Services, Inc.	1,243	52,441
Innergex Renewable Energy, Inc.	539	5,504
Intact Financial Corp.	1,662	113,852
Inter Pipeline Ltd.	3,848	78,395
Interfor Corp. (a)	1,064	15,714
International Petroleum Corp. (a)	800	2,908
InterRent REIT	1,343	7,743
Intertape Polymer Group, Inc.	847	14,954
Ivanhoe Mines Ltd. (a)	8,276	29,041
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,153	18,870
Just Energy Group, Inc.	1,772	10,826
Kelt Exploration Ltd. (a)	2,389	11,761
Keyera Corp.	2,499	69,164
Killam Apartment (REIT)	785	7,390
Kinaxis, Inc. (a)	277	16,609
Kinross Gold Corp. (a)	15,520	54,005
Kirkland Lake Gold Ltd.	3,289	22,769
Klondex Mines Ltd. (a)	766	2,738
Knight Therapeutics, Inc. (a)	1,049	8,153
Labrador Iron Ore Royalty Corp.	880	11,430
Laurentian Bank of Canada	447	18,285
Linamar Corp.	590	25,086
Loblaw Companies Ltd.	2,547	142,944
Logistec Corp. Class B (sub. vtg.)	126	3,415
Lucara Diamond Corp.	4,561	10,525
Lundin Mining Corp.	8,968	47,828
MacDonald Dettwiler & Associates Ltd.	499	24,638
MAG Silver Corp. (a)	984	12,038
Magellan Aerospace Corp.	282	4,235
Magna International, Inc. Class A (sub. vtg.)	4,786	199,918
Major Drilling Group International, Inc. (a)	567	3,144
Manulife Financial Corp.	25,767	451,897
Maple Leaf Foods, Inc.	1,082	27,085
Martinrea International, Inc.	458	3,496
Medical Facilities Corp.	378	4,505
MEG Energy Corp. (a)	2,645	11,975
Methanex Corp.	1,052	48,344
Metro, Inc. Class A (sub. vtg.)	3,799	130,191
Milestone Apartments (REIT)	382	6,208
Morguard (REIT)	354	3,968
Morneau Shephell, Inc.	611	9,019
MTY Food Group, Inc.	127	4,362
Mullen Group Ltd.	2,476	27,153
National Bank of Canada	3,994	155,219
Nevsun Resources Ltd.	2,174	4,826
New Flyer Industries, Inc.	540	20,116
New Gold, Inc. (a)	8,628	24,461
Norbord, Inc.	571	17,677
North West Co., Inc.	777	18,329
Northern Blizzard Resources, Inc.	833	2,063
Northland Power, Inc.	1,440	25,455
Northview Apartmemt (REIT)	252	4,200
Northwest Healthcare Properties REIT	930	7,338
Novagold Resources, Inc. (a)	2,991	12,402
NuVista Energy Ltd. (a)	2,735	12,322
OceanaGold Corp.	7,363	24,003
Onex Corp. (sub. vtg.)	1,289	93,003
Open Text Corp.	3,641	126,243
Osisko Gold Royalties Ltd.	774	8,244
Painted Pony Petroleum Ltd. (a)	562	2,059
Pan American Silver Corp.	2,138	35,854
Paramount Resources Ltd. Class A (a)	896	11,434
Parex Resources, Inc. (a)	2,054	25,505
Parkland Fuel Corp.	1,155	25,130
Pason Systems, Inc.	1,092	16,215
Pembina Pipeline Corp.	4,709	150,062
Pengrowth Energy Corp. (a)	11,159	10,709
Penn West Petroleum Ltd. (a)	3,811	5,723
Peyto Exploration & Development Corp.	2,414	43,928
Potash Corp. of Saskatchewan, Inc.	10,758	181,421
Power Corp. of Canada (sub. vtg.)	4,801	111,245
Power Financial Corp.	2,865	72,808
PrairieSky Royalty Ltd.	2,573	56,076
Precision Drilling Corp. (a)	3,949	15,709
Premier Gold Mines Ltd. (a)	3,779	7,641
Premium Brands Holdings Corp.	529	33,111
Pretium Resources, Inc. (a)	1,628	16,136
ProMetic Life Sciences, Inc. (a)	5,614	8,883
Pure Industrial Real Estate Trust	968	4,631
Quebecor, Inc. Class B (sub. vtg.)	977	29,824
Raging River Exploration, Inc. (a)	4,168	24,335
Restaurant Brands International, Inc.	2,774	155,704
Richmont Mines, Inc. (a)	1,160	8,770
RioCan (REIT)	1,533	29,120
Ritchie Brothers Auctioneers, Inc.	1,631	53,481
Rogers Communications, Inc. Class B (non-vtg.)	4,452	204,132
Rogers Sugar, Inc.	1,976	9,004
Royal Bank of Canada	18,829	1,289,291
Russel Metals, Inc.	864	16,570
Sandstorm Gold Ltd. (a)	3,254	11,275
Sandvine Corp. (U.K.)	1,858	4,328
Saputo, Inc.	2,938	96,595
Seabridge Gold, Inc. (a)	183	1,885
Secure Energy Services, Inc.	2,262	14,731
SEMAFO, Inc. (a)	4,382	10,080
Seven Generations Energy Ltd. (a)	3,668	64,947
Shaw Communications, Inc. Class B	5,623	119,211
ShawCor Ltd. Class A	822	20,625
Shopify, Inc. Class A (a)	776	58,937
Sienna Senior Living, Inc.	823	10,358
Sierra Wireless, Inc. (a)	582	14,725
Silver Standard Resources, Inc. (a)	1,495	15,420
Silver Wheaton Corp.	5,525	110,253
Silvercorp Metals, Inc.	2,563	8,074
Sirius XM Canada Holdings, Inc.	3,129	12,836
Sleep Country Canada Holdings, Inc.	208	5,380
Smart (REIT)	798	18,917
SNC-Lavalin Group, Inc.	2,445	98,334
Spartan Energy Corp. (a)	8,198	13,693
Spin Master Corp. (a)	185	5,315
Sprott, Inc.	1,346	2,317
Stantec, Inc.	1,286	33,001
Stella-Jones, Inc.	583	18,467
Stornoway Diamond Corp. (a)	2,225	1,337
Student Transportation, Inc.	1,856	11,027
Sun Life Financial, Inc.	7,605	268,589
Suncor Energy, Inc.	22,198	695,674
Superior Plus Corp.	1,860	17,809
Surge Energy, Inc.	1,678	3,122
Tahoe Resources, Inc.	4,196	33,997
Teck Resources Ltd. Class B (sub. vtg.)	7,069	146,657
TELUS Corp.	1,874	62,355
The Toronto-Dominion Bank	23,836	1,121,561
Thomson Reuters Corp.	3,988	181,221
Timbercreek Financial Corp.	3,121	20,509
TMX Group Ltd.	493	27,853
TORC Oil & Gas Ltd.	725	3,155
Torex Gold Resources, Inc. (a)	934	15,819
Toromont Industries Ltd.	998	35,503
Total Energy Services, Inc.	409	4,075
Tourmaline Oil Corp. (a)	3,631	71,341
TransAlta Corp.	3,957	20,263
TransAlta Renewables, Inc. (a)	1,995	22,785
TransCanada Corp.	11,237	521,740
Transcontinental, Inc. Class A	966	17,232
TransForce, Inc.	1,052	22,904
Trican Well Service Ltd. (a)	802	2,203
Tricon Capital Group, Inc.	606	4,768
Trilogy Energy Corp. (a)	272	885
Trinidad Drilling Ltd. (a)	1,286	2,016
Turquoise Hill Resources Ltd. (a)	16,423	44,756
Uni-Select, Inc.	1,708	45,257
Uranium Participation Corp. (a)	1,297	3,725
Valeant Pharmaceuticals International, Inc. (Canada) (a)	4,440	41,070
Valener, Inc.	416	6,659
Veresen, Inc.	4,029	44,952
Vermilion Energy, Inc.	1,377	48,481
Wajax Corp.	186	3,329
West Fraser Timber Co. Ltd.	997	44,801
Western Forest Products, Inc.	3,245	5,111
WestJet Airlines Ltd.	1,117	18,477
Westshore Terminals Investment Corp.	713	12,468
Whitecap Resources, Inc.	4,098	29,000
Winpak Ltd.	451	19,275
WSP Global, Inc.	1,063	38,726
Yamana Gold, Inc.	10,417	28,007
Yellow Pages Ltd./Canada (a)	242	1,333

TOTAL CANADA		19,018,998

Cayman Islands - 3.2%
21Vianet Group, Inc. ADR (a)	682	3,690
3SBio, Inc. (a)	8,500	11,343
500.com Ltd. sponsored ADR Class A (a)	144	1,873
51job, Inc. sponsored ADR (a)	872	35,743
58.com, Inc. ADR (a)(b)	1,182	46,784
AAC Technology Holdings, Inc.	10,000	146,818
Agile Property Holdings Ltd.	18,000	16,106
Airtac International Group	1,000	11,415
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	14,533	1,678,562
Anta Sports Products Ltd.	11,000	30,900
ASM Pacific Technology Ltd.	2,800	41,685
Baidu.com, Inc. sponsored ADR (a)	3,588	646,665
Baozun, Inc. sponsored ADR (a)	125	1,909
Belle International Holdings Ltd.	74,000	50,137
Biostime International Holdings Ltd. (a)	2,500	8,115
Bitauto Holdings Ltd. ADR (a)	408	11,963
BizLink Holding, Inc.	1,000	5,972
Casetek Holdings	1,000	2,961
Chailease Holding Co. Ltd.	13,000	33,077
Chaowei Power Holdings Ltd.	3,000	1,909
Cheetah Mobile, Inc. ADR (a)	125	1,318
Cheung Kong Property Holdings Ltd.	35,000	251,082
China All Access Holdings Ltd.	8,000	2,273
China Conch Venture Holdings Ltd.	17,500	34,872
China Dongxiang Group Co. Ltd.	50,000	9,514
China First Capital Group Ltd. (a)	30,000	10,414
China High Speed Transmission Equipment Group Co. Ltd.	3,000	2,916
China Huishan Dairy Holdings Co. Ltd.	51,000	2,754
China Liansu Group Holdings Ltd.	16,000	12,753
China LNG Group Ltd.	600,000	12,573
China Logistics Property Holdings Co. Ltd.	13,000	4,713
China Maple Leaf Educational Systems Ltd.	18,000	15,759
China Medical System Holdings Ltd.	17,000	29,374
China Mengniu Dairy Co. Ltd.	42,000	81,318
China Modern Dairy Holdings Ltd. (a)	65,000	14,039
China Regenerative Medicine International Ltd. (a)	75,000	2,748
China Resources Land Ltd.	40,000	111,078
China Resources Phoenix Health	5,500	7,064
China SCE Property Holdings Ltd.	7,000	2,646
China Shengmu Organic Milk Ltd. (a)(c)	10,000	2,096
China State Construction International Holdings Ltd.	30,000	54,459
China Wireless Technologies Ltd. (a)	8,000	741
China ZhengTong Auto Services Holdings Ltd.	13,000	7,153
ChinaSoft International Ltd.	14,000	8,423
CIFI Holdings Group Co. Ltd.	36,000	13,005
Cimc Enric Holdings Ltd.	12,000	7,004
CK Hutchison Holdings Ltd.	33,000	412,163
Cogobuy Group (a)	5,000	7,199
Country Garden Holdings Co. Ltd.	75,000	71,352
Credit China Holdings Ltd. (a)	72,000	9,442
CT Environmental Group Ltd.	26,000	4,847
Ctrip.com International Ltd. ADR (a)	4,755	240,175
Endeavour Mining Corp. (a)	1,012	16,696
ENN Energy Holdings Ltd.	12,000	65,104
Evergrande Real Estate Group Ltd.	45,000	48,076
Fang Holdings Ltd. ADR (b)	2,765	9,263
Far East Consortium International Ltd.	5,053	2,410
Freeman Fintech Corp. Ltd. (a)	340,000	21,637
Fu Shou Yuan International Group Ltd.	18,000	11,455
Fufeng Group Ltd.	10,000	6,801
Fullshare Holdings Ltd.	80,000	25,918
Future Land Development Holding Ltd.	34,000	10,054
Future World Financial Holdings Ltd. (a)	24,000	1,064
GCL-Poly Energy Holdings Ltd. (a)	200,000	24,170
Geely Automobile Holdings Ltd.	70,000	94,493
General Interface Solution Holding Ltd.	1,000	5,575
Ginko International Co. Ltd.	1,000	8,222
Glorious Property Holdings Ltd. (a)	16,000	1,872
Golden Eagle Retail Group Ltd. (H Shares)	5,000	7,611
Goodbaby International Holdings Ltd.	4,000	1,815
Gourmet Master Co. Ltd.	1,000	10,025
Greatview Aseptic Pack Co. Ltd.	14,000	7,253
Greentown China Holdings Ltd.	6,500	6,251
Haitian International Holdings Ltd.	8,000	19,603
HC International, Inc.	4,000	3,538
Hengan International Group Co. Ltd.	8,500	63,600
Hengdeli Holdings Ltd. (a)	36,000	4,397
HKBN Ltd.	17,000	18,381
Hopewell Highway Infrastructure Ltd.	21,500	12,438
Huayi Tencent Entertainment Co. Ltd. (a)	20,000	951
Hutchison China Meditech Ltd. (a)	203	7,802
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,000	1,183
IGG, Inc.	12,000	18,266
iKang Healthcare Group, Inc. sponsored ADR (a)	456	6,690
Imax China Holding, Inc. (a)	1,700	7,999
Intime Department Store Group Co. Ltd.	19,500	24,694
JD.com, Inc. sponsored ADR (a)	8,225	288,451
JinkoSolar Holdings Co. Ltd. ADR (a)	275	4,769
Kingboard Chemical Holdings Ltd.	8,000	28,849
Kingboard Laminates Holdings Ltd.	19,500	23,515
Kingdee International Software Group Co. Ltd. (a)	38,000	16,073
Kingsoft Corp. Ltd.	10,000	28,541
KWG Property Holding Ltd.	28,500	21,544
Langham Hospitality Investment unit	24,000	9,935
Lee& Man Paper Manufacturing Ltd.	24,000	18,821
Leyou Technologies Holdings Ltd. (a)	95,000	19,541
Li Ning Co. Ltd. (a)	24,000	15,798
Lifetech Scientific Corp. (a)	12,000	3,085
Lijun International Pharmaceutical Holding Ltd.	34,000	13,026
Logan Property Holdings Co. Ltd.	8,000	4,587
Longfor Properties Co. Ltd.	20,000	34,660
Lonking Holdings Ltd.	45,000	12,554
Macau Legend Development Ltd. (a)	9,000	1,643
Melco Crown Entertainment Ltd. sponsored ADR	2,723	59,770
MGM China Holdings Ltd.	11,200	25,515
Minth Group Ltd.	10,000	37,154
NetDragon WebSoft, Inc.	4,500	13,075
NetEase, Inc. ADR	967	256,632
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,583	102,167
Nexteer Auto Group Ltd.	11,000	17,140
Noah Holdings Ltd. sponsored ADR (a)	132	3,329
Nord Anglia Education, Inc. (a)	283	9,113
Pacific Textile Holdings Ltd.	8,000	8,876
Parade Technologies Ltd.	1,000	11,729
Phoenix Group Holdings	4,220	40,392
Powerlong Real Estate Holding Ltd.	13,000	6,117
Regina Miracle International Holdings Ltd.	2,000	1,563
Renhe Commercial Holdings Co. Ltd. (a)	42,000	1,075
Ronshine China Holdings Ltd. (a)	2,500	2,211
Sands China Ltd.	28,400	128,886
Semiconductor Manufacturing International Corp. (a)	36,600	46,235
Shenzhou International Group Holdings Ltd.	7,000	46,077
Shimao Property Holdings Ltd.	17,000	27,319
Shui On Land Ltd.	40,500	9,008
Silergy Corp.	1,000	18,066
SINA Corp.	824	63,291
Sino Biopharmaceutical Ltd.	53,000	43,608
SITC International Holdings Co. Ltd.	14,000	10,025
SOHO China Ltd.	82,500	44,971
Sunac China Holdings Ltd.	28,000	36,501
Sunny Optical Technology Group Co. Ltd.	9,000	74,052
TAL Education Group ADR (a)(b)	610	72,657
Tarena International, Inc. ADR	541	10,068
Tencent Holdings Ltd.	73,600	2,306,134
Texhong Textile Group Ltd.	1,500	1,819
The United Laboratories International Holdings Ltd. (a)	8,000	5,019
Tianneng Power International Ltd.	12,000	10,506
Tibet Water Resources Ltd.	19,000	7,939
Tingyi (Cayman Islands) Holding Corp.	24,000	30,824
Tongda Group Holdings Ltd.	40,000	15,736
Towngas China Co. Ltd.	17,000	10,163
TPK Holding Co. Ltd. (a)	4,000	14,294
Truly International Holdings Ltd.	8,000	2,715
Tuniu Corp. Class A sponsored ADR (a)(b)	220	1,800
Value Partners Group Ltd.	7,000	6,480
Vinda International Holdings Ltd.	1,000	2,031
Vipshop Holdings Ltd. ADR (a)	5,544	76,895
Vision Fame International Holding Ltd. (a)	10,000	1,221
Want Want China Holdings Ltd.	67,000	48,236
Weibo Corp. sponsored ADR (a)(b)	368	20,556
WH Group Ltd.	97,500	87,117
Wynn Macau Ltd.	26,800	58,917
Xingda International Holdings Ltd.	12,000	4,813
Xinyi Glass Holdings Ltd.	24,000	21,290
Xinyi Solar Holdings Ltd.	92,000	28,741
XTEP International Holdings Ltd.	46,500	18,532
Yeong Guan Energy Technology Group Co. Ltd.	1,000	3,028
Yingde Gases Group Co. Ltd.	13,000	9,961
Yuzhou Properties Co.	12,000	5,477
YY, Inc. ADR (a)	371	18,168
Zhen Ding Technology Holding Ltd.	5,000	11,680
Zhongsheng Group Holdings Ltd. Class H	9,000	12,704

TOTAL CAYMAN ISLANDS		9,425,011

Chile - 0.3%
AES Gener SA	33,625	12,646
Aguas Andinas SA	30,595	17,328
Banco de Chile (a)	218,096	26,306
Banco de Credito e Inversiones (a)	355	19,840
Banco Santander Chile	650,026	38,374
CAP SA	1,737	18,140
Cencosud SA	19,406	55,246
Colbun SA	80,135	17,746
Compania Cervecerias Unidas SA	1,897	24,427
Compania de Petroleos de Chile SA (COPEC)	6,290	70,119
Compania Sudamericana de Vapores (a)	194,973	7,593
CorpBanca SA (a)	1,354,577	12,346
E-CL SA	6,926	12,868
Empresa Nacional de Electricidad SA	43,240	33,125
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,738	44,806
Empresas CMPC SA	19,566	45,449
Enel Chile SA	218,961	24,170
Enersis SA	323,213	64,182
Forus SA	3,734	14,994
Inversiones Aguas Metropolitanas SA	6,282	9,932
Inversiones La Construccion SA	388	5,232
LATAM Airlines Group SA	3,674	46,324
Parque Arauco SA	8,491	22,151
Ripley Corp. SA	2,460	1,784
S.A.C.I. Falabella	7,765	61,873
Sonda SA	7,353	12,538
Vina Concha y Toro SA	11,812	19,043

TOTAL CHILE		738,582

China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	301,000	138,923
Air China Ltd. (H Shares)	24,000	21,259
Aluminum Corp. of China Ltd. (H Shares) (a)	52,000	25,604
Anhui Conch Cement Co. Ltd. (H Shares)	16,000	56,053
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,586
AviChina Industry & Technology Co. Ltd. (H Shares)	32,000	21,352
Bank Communications Co. Ltd.:
rights (a)	244	0
(H Shares)	122,000	93,951
Bank of China Ltd. (H Shares)	983,000	476,439
Beijing Capital International Airport Co. Ltd. (H Shares)	34,000	47,995
Beijing Capital Land Ltd. (H Shares)	12,000	5,832
BYD Co. Ltd. (H Shares)	8,000	47,157
Central China Securities Co. Ltd.	15,000	7,964
CGN Power Co. Ltd. (H Shares)	122,000	36,859
China BlueChemical Ltd. (H Shares)	28,000	8,027
China Cinda Asset Management Co. Ltd. (H Shares)	116,000	44,143
China CITIC Bank Corp. Ltd. (H Shares)	99,000	62,747
China Coal Energy Co. Ltd. (H Shares) (a)	28,000	13,607
China Communications Construction Co. Ltd. (H Shares)	57,000	78,410
China Communications Services Corp. Ltd. (H Shares)	44,000	25,059
China Construction Bank Corp. (H Shares)	1,092,000	887,263
China Everbright Bank Co. Ltd. (H Shares)	37,000	17,362
China Galaxy Securities Co. Ltd. (H Shares)	39,000	35,599
China Huarong Asset Management Co. Ltd.	90,000	37,951
China Life Insurance Co. Ltd. (H Shares)	98,000	298,142
China Longyuan Power Grid Corp. Ltd. (H Shares)	43,000	33,114
China Merchants Bank Co. Ltd. (H Shares)	53,000	137,638
China Minsheng Banking Corp. Ltd. (H Shares)	75,500	74,351
China National Building Materials Co. Ltd. (H Shares)	32,000	21,310
China Oilfield Services Ltd. (H Shares)	20,000	18,462
China Pacific Insurance (Group) Co. Ltd. (H Shares)	34,400	127,148
China Petroleum & Chemical Corp. (H Shares)	326,000	264,730
China Railway Construction Corp. Ltd. (H Shares)	22,500	31,472
China Railway Group Ltd. (H Shares)	66,000	56,002
China Shenhua Energy Co. Ltd. (H Shares)	43,000	100,281
China Southern Airlines Ltd. (H Shares)	28,000	18,647
China Telecom Corp. Ltd. (H Shares)	196,000	95,753
China Vanke Co. Ltd. (H Shares)	17,300	43,904
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,900	11,785
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	89,000	61,215
CITIC Securities Co. Ltd. (H Shares)	41,000	86,023
CRRC Corp. Ltd. (H Shares)	57,000	55,620
Dongfeng Motor Group Co. Ltd. (H Shares)	42,000	44,169
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,054
Fuyao Glass Industries Group Co. Ltd.	8,400	29,698
GF Securities Co. Ltd. (H Shares)	17,200	35,601
Great Wall Motor Co. Ltd. (H Shares)	51,000	55,338
Guangdong Kelon Electrical Holdings Ltd. Series H	2,000	2,798
Guangzhou Automobile Group Co. Ltd. (H Shares)	24,000	37,334
Guangzhou R&F Properties Co. Ltd. (H Shares)	24,400	41,094
Haitong Securities Co. Ltd. (H Shares)	46,800	77,254
Huadian Fuxin Energy Corp. Ltd. (H Shares)	14,000	3,240
Huaneng Power International, Inc. (H Shares)	46,000	31,757
Huaneng Renewables Corp. Ltd. (H Shares)	54,000	18,883
Huatai Securities Co. Ltd. (H Shares)	18,600	36,060
Industrial & Commercial Bank of China Ltd. (H Shares)	922,000	602,153
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	12,374
Jiangsu Expressway Co. Ltd. (H Shares)	14,000	20,662
Jiangxi Copper Co. Ltd. (H Shares)	16,000	24,972
Livzon Pharmaceutical Group, Inc.	500	3,156
Luoyang Glass Co. Ltd. Class H (a)	4,000	2,623
New China Life Insurance Co. Ltd. (H Shares)	10,200	50,421
People's Insurance Co. of China Group (H Shares)	94,000	38,792
PetroChina Co. Ltd. (H Shares)	250,000	175,645
PICC Property & Casualty Co. Ltd. (H Shares)	68,000	109,453
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	65,000	366,016
Qingdao Port International Co. Ltd.	16,000	8,516
Shandong Chenming Paper Holdings Ltd. (H Shares)	11,500	13,232
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	40,000	29,158
Shanghai Electric Group Co. Ltd. (H Shares) (a)	66,000	31,140
Shanghai Environment Group Co. Ltd. (a)	239	1,047
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	3,500	13,207
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	17,673
Shanghai Pharma Holding Co. Ltd. (H Shares)	9,100	24,100
Shanghai SMI Holding Co. Ltd. Class A (a)	861	1,483
Shenzhen Expressway Co. (H Shares)	18,000	16,407
Sichuan Expressway Co. Ltd. (H Shares)	4,000	1,754
Sinopec Engineering Group Co. Ltd. (H Shares)	10,500	10,259
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	80,000	44,740
Sinopharm Group Co. Ltd. (H Shares)	18,000	80,763
Sinotrans Ltd. (H Shares)	32,000	14,399
Tong Ren Tang Technologies Co. Ltd. (H Shares)	10,000	16,842
TravelSky Technology Ltd. (H Shares)	14,000	36,897
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	26,998
Weichai Power Co. Ltd. (H Shares)	9,000	14,602
Xinhua Winshare Publishing and Media Co. Ltd.	2,000	1,777
Yangtze Optical Fibre and Cable Co. Ltd.	2,500	5,226
Yanzhou Coal Mining Co. Ltd. (H Shares)	24,000	20,765
Zhaojin Mining Industry Co. Ltd. (H Shares)	12,000	10,429
Zhejiang Expressway Co. Ltd. (H Shares)	22,000	27,379
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	6,000	30,893
Zijin Mng Group Co. Ltd. (H Shares)	84,000	29,698
ZTE Corp. (H Shares)	9,000	17,356

TOTAL CHINA		6,095,026

Colombia - 0.1%
Almacenes Exito SA (a)	2,666	13,810
Cementos Argos SA (a)	7,630	30,862
Corporacion Financiera Colombiana SA	498	4,780
Ecopetrol SA	55,783	25,787
Grupo de Inversiones Suramerica SA	2,770	36,626
Interconexion Electrica SA ESP	4,549	18,029
Inversiones Argos SA (a)	4,265	29,574

TOTAL COLOMBIA		159,468

Curacao - 0.0%
Sapiens International Corp. NV	128	1,589
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	2,724	47,543
Komercni Banka A/S	1,341	51,957
MONETA Money Bank A/S	6,411	20,704
Philip Morris CR A/S (a)	3	1,645
Telefonica Czech Rep A/S	636	7,509

TOTAL CZECH REPUBLIC		129,358

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	31	51,438
Series B	111	191,479
ALK-Abello A/S (a)	51	7,954
Alm. Brand A/S	262	2,149
Ambu A/S Series B	634	31,197
Bang & Olufsen A/S Series B (a)	152	2,271
Bavarian Nordic A/S (a)	573	31,427
Carlsberg A/S Series B	1,609	160,588
Christian Hansen Holding A/S	1,399	94,288
Coloplast A/S Series B	1,341	114,824
Dampskibsselskabet NORDEN A/S (a)	72	1,439
Danske Bank A/S	8,248	299,565
Det Forenede Dampskibs-Selskab (DFDS) A/S	360	21,463
DONG Energy A/S	1,781	70,163
DSV de Sammensluttede Vognmaend A/S	2,276	126,795
FLSmidth & Co. A/S	462	27,788
Genmab A/S (a)	670	133,249
GN Store Nord A/S	2,161	56,207
ISS Holdings A/S	2,446	101,447
Jyske Bank A/S (Reg.)	858	45,851
Matas A/S	555	8,575
NKT Holding A/S	342	26,971
NNIT A/S (a)	144	4,060
Novo Nordisk A/S Series B	24,740	963,298
Novozymes A/S Series B	2,951	127,492
Pandora A/S	1,411	152,501
Per Aarsleff Holding A/S	838	21,477
Rockwool International A/S Series B	97	17,757
Royal Unibrew A/S	578	25,132
Scandinavian Tobacco Group A/S	366	6,389
Schouw & Co.	239	24,624
SimCorp A/S	560	35,109
Spar Nord Bank A/S	751	8,513
Sydbank A/S (a)	944	34,341
TDC A/S	13,908	74,650
Topdanmark A/S (a)	678	18,558
Tryg A/S	1,761	33,785
Vestas Wind Systems A/S	2,679	230,696
William Demant Holding A/S (a)	1,260	28,842
Zealand Pharma A/S (a)	117	2,090

TOTAL DENMARK		3,416,442

Egypt - 0.0%
Commercial International Bank SAE (a)	7,979	32,270
Commercial International Bank SAE sponsored GDR	4,042	17,280
EFG-Hermes Holding SAE	2,676	3,592
Global Telecom Holding (a)	34,154	13,113
Talaat Moustafa Group Holding	8,836	3,936

TOTAL EGYPT		70,191

Faroe Islands - 0.0%
Bakkafrost	559	18,946
Finland - 0.7%
Amer Group PLC (A Shares)	1,282	28,418
Atria PLC	200	2,377
Cargotec Corp. (B Shares)	392	23,379
Caverion Corp.	2,301	18,799
Citycon Oyj	5,135	12,630
Cramo Oyj (B Shares)	1,136	29,538
Elisa Corp. (A Shares)	1,991	67,818
F-Secure Oyj	458	1,706
Fortum Corp.	4,897	71,266
Huhtamaki Oyj	1,318	51,082
KCI Konecranes Oyj	897	37,648
Kemira Oyj	1,282	16,409
Kesko Oyj	691	32,381
Kone Oyj (B Shares)	3,996	183,081
M-real OYJ (B Shares)	2,505	17,791
Metso Corp.	1,215	43,583
Neste Oyj	1,673	68,322
Nokia Corp.	76,969	440,020
Nokian Tyres PLC	1,498	64,455
Oriola-KD Oyj	973	4,102
Orion Oyj (B Shares)	1,517	87,002
Outokumpu Oyj (A Shares)	3,367	32,331
Outotec Oyj (a)	2,890	21,486
PK Cables OY	176	4,519
Ramirent Oyj	747	7,104
Sampo Oyj (A Shares)	5,148	246,683
Sanoma Corp.	1,800	15,882
Sponda Oyj	2,994	13,215
Stora Enso Oyj (R Shares)	6,626	78,817
Technopolis PLC	1,520	5,100
TietoEnator Oyj	691	21,685
UPM-Kymmene Corp.	6,432	169,765
Uponor Oyj (a)	435	8,240
Valmet Corp.	1,479	26,953
Wartsila Corp.	1,972	120,079
YIT-Yhtyma OY	631	4,997

TOTAL FINLAND		2,078,663

France - 6.2%
Accor SA	2,302	104,929
Aeroports de Paris	440	58,689
Air France KLM (Reg.) (a)	1,566	13,161
Air Liquide SA	4,976	599,491
Albioma	200	3,847
Alstom SA	2,772	88,020
Altamir	230	3,861
ALTEN	398	33,730
Altran Technologies SA	1,796	30,148
Arkema SA	1,084	114,786
Atos Origin SA	1,133	148,471
AXA SA	25,165	671,406
Beneteau SA	190	2,696
BIC SA	411	46,203
BNP Paribas SA	13,728	968,714
Boiron SA	91	8,652
Bollore Group	10,134	41,231
Bollore Group (a)	9	36
Bonduelle SCA	219	7,586
Bourbon Corp. (FR)	123	1,387
Bouygues SA	2,810	118,137
Bureau Veritas SA	3,107	71,970
Capgemini SA	2,292	229,480
Carbone Lorraine	628	18,128
Carrefour SA	6,799	160,158
Casino Guichard Perrachon SA	664	39,998
Cellectis SA (a)	559	13,535
Christian Dior SA	640	175,647
CNP Assurances	2,468	51,536
Coface SA	740	5,788
Compagnie de St. Gobain	6,694	361,307
Compagnie Generale de Geophysique SA (a)	38	272
Compagnie Plastic Omnium	769	30,081
Credit Agricole SA	13,838	205,756
Danone SA	7,585	530,843
Dassault Aviation SA	22	30,067
Dassault Systemes SA	1,508	134,583
DBV Technologies SA (a)	254	18,103
Derichebourg	937	4,487
Devoteam SA	64	4,310
Edenred SA	3,016	77,222
EDF SA	4,359	36,400
Eiffage SA	724	61,326
Elior SA	1,228	30,632
Elis SA	2,109	43,649
ENGIE	19,655	277,262
Eramet SA (a)	33	1,590
Essilor International SA	2,703	350,234
Etablissements Maurel & Prom (a)	1,764	6,668
Euler Hermes SA	191	18,656
Eurazeo SA	848	57,493
Europcar Groupe SA (a)	1,318	16,080
Eutelsat Communications	2,033	48,122
Faurecia SA	867	42,329
Fonciere des Regions	450	40,166
Fonciere Financiere et Part SA	45	4,268
Gaztransport et Technigaz SA	355	13,252
Gecina SA	431	61,315
Genfit (a)	383	13,246
Groupe Eurotunnel SA	4,846	53,236
Groupe FNAC SA (a)	233	16,371
Guerbet	96	8,209
Havas SA	1,675	15,489
Hermes International SCA	301	144,005
ICADE	442	32,822
ID Logistics Group (a)	10	1,516
Iliad SA	357	86,681
Imerys SA	527	45,345
Ingenico SA	775	70,221
Innate Pharma SA (a)	267	3,298
Interparfums SA	95	3,260
Ipsen SA	604	70,301
Ipsos SA	284	9,108
JCDecaux SA	910	32,102
Kering SA	994	308,101
Klepierre SA	2,922	114,713
Korian	570	18,363
L'Oreal SA	3,184	634,184
Lagardere S.C.A. (Reg.)	1,951	59,761
Legrand SA	3,106	201,073
LVMH Moet Hennessy - Louis Vuitton SA	3,536	872,928
M6 Metropole Television SA	1,456	33,172
Maisons du Monde SA	572	19,851
Marie Brizard Wine & Spirits SA (a)	69	1,039
Mercialys SA	611	11,904
Mgi Coutier SA (a)	398	14,675
Michelin CGDE Series B	2,200	287,762
Natixis SA	12,192	84,824
Naturex SA (a)	88	8,016
Neopost SA	851	34,512
Nexans SA	714	39,705
Nexity	610	33,167
Orange SA	26,213	405,708
Orpea	695	70,982
Pernod Ricard SA	2,618	327,528
Peugeot Citroen SA	6,182	129,530
Publicis Groupe SA	2,327	167,981
Rallye SA	134	2,928
Remy Cointreau SA	280	28,249
Renault SA	2,673	249,271
Rexel SA	3,343	59,721
Rubis	498	50,602
Safran SA	4,040	334,547
Sanofi SA	14,984	1,415,896
Sartorius Stedim Biotech	338	22,669
Schneider Electric SA	7,343	581,608
SCOR SE	2,499	98,869
SEB SA	336	54,169
SFR Group SA (a)	1,283	42,011
Societe Generale Series A	10,036	550,301
Sodexo SA	1,083	137,672
Soitec SA (a)	255	10,833
Sopra Steria Group	176	26,399
SPIE SA	1,037	28,743
SR Teleperformance SA	706	88,709
Suez Environnement SA	3,808	62,573
Tarkett SA	418	19,643
Technicolor SA	4,565	23,178
Television Francaise 1 SA	1,024	12,560
Thales SA	1,219	128,165
The Lisi Group	85	3,333
The Vicat Group	232	16,505
Total SA	29,323	1,505,244
Trigano SA	125	13,215
Ubisoft Entertainment SA (a)	1,062	50,322
Unibail-Rodamco	1,290	316,802
Valeo SA	2,977	214,028
Vallourec SA (a)	3,514	22,515
Veolia Environnement SA	6,313	120,139
VINCI SA	6,612	563,598
Virbac SA (a)	42	6,613
Vivendi SA	12,704	252,068
Wendel SA	268	37,557
Worldline SA (a)(c)	538	17,842
Zodiac Aerospace	2,450	59,487

TOTAL FRANCE		18,051,167

Germany - 5.8%
Aareal Bank AG	750	30,142
adidas AG	2,453	491,391
ADLER Real Estate AG (a)	111	1,742
ADVA Optical Networking SE (a)	851	9,353
Aixtron AG (a)	417	2,287
Allianz SE	5,737	1,092,197
alstria office REIT-AG	1,201	15,882
Amadeus Fire AG	22	1,879
AURELIUS AG	320	15,790
Aurubis AG	408	28,524
Axel Springer Verlag AG	748	41,970
BASF AG	11,698	1,139,956
Bayer AG	10,679	1,321,346
Bayerische Motoren Werke AG (BMW)	4,100	391,456
BayWa AG	32	1,165
Bechtle AG	208	23,870
Beiersdorf AG	1,232	122,580
Bertrandt AG	78	8,146
Bijou Brigitte Modische Accessoires AG	21	1,297
Bilfinger Berger AG	508	22,068
Biotest AG	112	3,416
Borussia Dortmund GmbH & Co. KGaA	872	5,615
Brenntag AG	2,188	129,752
CANCOM AG	288	17,041
Capital Stage AG	315	2,168
Carl Zeiss Meditec AG	510	23,177
CENTROTEC Sustainable AG	123	2,585
CeWe Color Holding AG	27	2,458
Commerzbank AG	14,008	137,254
CompuGroup Medical AG	127	6,253
Continental AG	1,432	320,555
Covestro AG	1,151	89,721
CTS Eventim AG	609	23,461
Daimler AG (Germany)	12,384	922,709
Deutsche Bank AG	27,141	488,704
Deutsche Borse AG	2,323	227,360
Deutsche EuroShop AG	845	34,301
Deutsche Lufthansa AG	2,699	46,570
Deutsche Pfandbriefbank AG	1,344	18,007
Deutsche Post AG	12,022	432,117
Deutsche Telekom AG	39,544	693,633
Deutsche Wohnen AG (Bearer)	4,117	140,773
Deutz AG	1,685	13,124
DIC Asset AG	191	1,960
Draegerwerk AG & Co. KGaA	22	1,725
Drillisch AG	729	39,074
Duerr AG	338	33,689
E.ON AG	29,994	233,837
ElringKlinger AG	491	9,801
Evonik Industries AG	2,299	76,769
Evotec OAI AG (a)	1,569	18,313
Fraport AG Frankfurt Airport Services Worldwide	663	52,143
Freenet AG	1,382	43,371
Fresenius Medical Care AG & Co. KGaA	2,686	238,434
Fresenius SE & Co. KGaA	5,198	421,323
GEA Group AG	2,683	114,098
Gerresheimer AG	396	31,067
Gerry Weber International AG (Bearer)	514	7,539
GESCO AG	102	2,767
GFT Technologies AG	96	1,959
Gildemeister AG	444	24,197
Grammer AG	182	11,152
Grenkeleasing AG	117	23,310
Hamborner (REIT) AG	941	9,877
Hamburger Hafen und Logistik AG	69	1,308
Hannover Reuck SE	737	88,390
HeidelbergCement Finance AG	1,786	165,367
Heidelberger Druckmaschinen AG (a)	2,446	6,826
Henkel AG & Co. KGaA	1,810	211,260
Hochtief AG	261	47,024
Hugo Boss AG	872	66,329
INDUS Holding AG	291	19,441
Infineon Technologies AG	13,944	288,216
Innogy SE	1,703	62,609
Isra Vision AG (a)	19	2,784
Jenoptik AG	739	19,887
K&S AG	3,471	82,822
KION Group AG	1,029	69,708
Kloeckner & Co. AG	1,682	18,597
Koenig & Bauer AG	131	9,068
Krones AG	174	20,660
KUKA AG	39	4,873
KWS Saat AG	21	7,469
Lanxess AG	1,019	73,593
LEG Immobilien AG	937	80,490
LEONI AG	405	22,001
Linde AG	2,419	434,646
MAN SE	342	35,928
Merck KGaA	1,496	175,670
Metro AG	1,932	63,578
Morphosys AG (a)	418	25,371
MTU Aero Engines Holdings AG	809	116,016
Muenchener Rueckversicherungs AG	1,986	380,641
Nemetschek Se	152	10,431
Nordex Se (a)	1,128	17,006
NORMA Group AG	730	39,163
Open Business Club AG	44	10,298
OSRAM Licht AG	1,187	79,507
Patrizia Immobilien AG	352	6,944
Pfeiffer Vacuum Technology AG	106	13,764
ProSiebenSat.1 Media AG	3,213	136,391
Rational AG	41	20,602
Rheinmetall AG	550	50,475
Rhoen-Klinikum AG	272	7,769
RIB Software AG	115	1,686
RWE AG (a)	6,581	109,000
Salzgitter AG	528	18,103
SAP AG	12,432	1,245,264
Schaeffler AG	1,842	31,733
SGL Carbon AG (a)	795	8,039
Siemens AG	9,822	1,408,897
Siltronic AG (a)	169	12,150
Sixt AG	178	9,850
SLM Solutions Group AG (a)	214	9,012
SMA Solar Technology AG	29	750
Software AG (Bearer)	694	30,541
Stada Arzneimittel AG	918	65,029
STRATEC Biomedical Systems AG	16	932
Stroer Out-of-Home Media AG	764	44,183
Suedzucker AG (Bearer)	890	19,036
SURTECO SE	60	1,502
Symrise AG	1,650	115,515
TAG Immobilien AG	1,230	17,512
Takkt AG	459	10,907
Telefonica Deutschland Holding AG	7,624	36,956
Thyssenkrupp AG	5,029	119,724
TLG Immobilien AG	678	13,718
TUI AG	6,566	95,503
Uniper SE	2,987	49,034
United Internet AG	1,747	80,412
Volkswagen AG	273	44,020
Vonovia SE	5,957	215,661
Vossloh AG (a)	228	15,299
Wacker Chemie AG	231	24,451
Wacker Construction Equipment AG	449	11,345
WCM Beteiligungs-und Grundbesitz AG (a)	7,833	27,338
Wincor Nixdorf AG	34	2,596
Wirecard AG	1,621	95,722
Wustenrot & Wurttembergische AG	727	14,730
Zalando SE (a)	1,145	50,495
Zooplus AG (a)	207	38,705

TOTAL GERMANY		17,028,472

Gibraltar - 0.0%
888 Holdings PLC	2,484	8,992
Greece - 0.1%
Aegean Airlines SA	774	6,661
Alpha Bank AE (a)	18,962	40,278
Athens Water Supply & Sewage Co. SA (a)	2,077	12,014
EFG Eurobank Ergasias SA (a)	23,785	19,172
Ff Group (a)	273	5,811
Greek Organization of Football Prognostics SA	2,458	24,365
Grivalia Properties REIC	251	2,335
Hellenic Exchanges Holding SA	387	2,049
Hellenic Petroleum SA	431	2,484
Hellenic Telecommunications Organization SA	3,516	34,202
Jumbo SA	1,289	20,346
Motor Oil (HELLAS) Corinth Refineries SA	761	12,907
Mytilineos Holdings SA (a)	1,820	13,699
National Bank of Greece SA (a)	73,926	23,018
Piraeus Bank SA (a)	83,018	17,634
Public Power Corp. of Greece (a)	446	1,642
Titan Cement Co. SA (Reg.)	731	19,103

TOTAL GREECE		257,720

Hong Kong - 2.3%
AIA Group Ltd.	156,000	1,079,998
Bank of East Asia Ltd.	19,614	81,196
Beijing Enterprises Holdings Ltd.	6,000	29,312
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	2,854
BOC Hong Kong (Holdings) Ltd.	43,000	176,901
BYD Electronic International Co. Ltd.	10,000	15,273
Cathay Pacific Airways Ltd.	25,000	35,997
Champion (REIT)	29,000	18,865
China Agri-Industries Holdings Ltd. (a)	22,000	10,889
China Everbright International Ltd.	30,000	40,574
China Everbright Ltd.	16,000	36,614
China Jinmao Holdings Group Ltd.	52,000	16,847
China Merchants China Direct Investments Ltd.	2,000	2,947
China Merchants Holdings International Co. Ltd.	22,055	63,088
China Mobile Ltd.	80,000	851,730
China Overseas Grand Oceans Group Ltd. (a)	13,000	6,669
China Overseas Land and Investment Ltd.	48,000	139,464
China Power International Development Ltd.	53,000	19,760
China Resources Beer Holdings Co. Ltd.	22,666	54,550
China Resources Power Holdings Co. Ltd.	24,000	43,259
China South City Holdings Ltd.	50,000	9,771
China Strategic Holdings Ltd. (a)	105,000	2,011
China Taiping Insurance Group Ltd. (a)	18,800	46,889
China Travel International Investment HK Ltd.	30,000	8,678
China Unicom Ltd.	88,000	113,874
CITIC 1616 Holdings Ltd.	9,000	2,777
CITIC Pacific Ltd.	81,000	117,465
CLP Holdings Ltd.	23,000	242,616
CNOOC Ltd.	250,000	291,650
CSPC Pharmaceutical Group Ltd.	80,000	111,078
Dah Sing Banking Group Ltd.	6,000	12,064
Dah Sing Financial Holdings Ltd.	1,600	12,136
Far East Horizon Ltd.	68,000	62,594
Fosun International Ltd.	27,000	40,890
Fushan International Energy Group Ltd.	12,000	2,206
Galaxy Entertainment Group Ltd.	30,000	167,002
Guangdong Investment Ltd.	34,000	52,628
Guotai Junan International Holdings Ltd.	41,000	12,861
GZI (REIT)	10,000	5,888
Hang Lung Group Ltd.	11,000	45,890
Hang Lung Properties Ltd.	24,000	62,944
Hang Seng Bank Ltd.	10,400	210,852
Henderson Land Development Co. Ltd.	11,000	69,719
HK Electric Investments & HK Electric Investments Ltd. unit	34,000	30,073
Hong Kong & China Gas Co. Ltd.	95,300	190,395
Hong Kong Exchanges and Clearing Ltd.	16,015	394,489
Hopewell Holdings Ltd. (a)	11,000	42,001
Hua Hong Semiconductor Ltd.	8,000	11,355
Hysan Development Co. Ltd.	8,000	37,746
Kowloon Development Co. Ltd.	27,000	29,887
Lenovo Group Ltd.	94,000	60,182
Link (REIT)	27,000	194,212
Mason Financial Holdings Ltd.	682,000	10,434
Melco International Development Ltd.	16,000	32,912
MMG Ltd. (a)	32,000	10,943
MTR Corp. Ltd.	18,500	106,552
New World Development Co. Ltd.	82,679	102,999
PCCW Ltd.	62,000	34,992
Poly Property Group Co. Ltd. (a)	29,000	11,893
Power Assets Holdings Ltd.	18,000	161,988
Prosperity (REIT)	13,000	5,281
Regal (REIT)	52,000	15,242
Shanghai Industrial Holdings Ltd.	7,000	22,138
Shenzhen Investment Ltd.	30,000	13,615
Shun Tak Holdings Ltd.	22,000	8,033
Sino Land Ltd.	46,313	78,475
Sino-Ocean Group Holding Ltd.	38,000	18,564
Sinotrans Shipping Ltd.	24,000	5,400
Sinotruk Hong Kong Ltd.	4,500	3,130
SJM Holdings Ltd.	26,000	25,237
Sun Art Retail Group Ltd.	26,500	27,323
Sun Hung Kai Properties Ltd.	19,000	285,060
Sunlight (REIT)	13,000	8,072
Swire Pacific Ltd. (A Shares)	5,500	52,961
Swire Properties Ltd.	12,400	41,608
Techtronic Industries Co. Ltd.	20,000	85,879
Television Broadcasts Ltd.	5,200	19,989
Universal Medical Financial & Technical Advisory Services Co. Ltd.	3,000	2,565
Wharf Holdings Ltd.	16,000	136,687
Wheelock and Co. Ltd.	10,000	77,973
Winteam Pharmaceutical Group Ltd.	22,000	12,897
Yuexiu Property Co. Ltd.	112,000	19,007

TOTAL HONG KONG		6,859,459

Hungary - 0.1%
Magyar Telekom PLC	3,994	6,682
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	535	40,286
OTP Bank PLC	2,904	81,681
Richter Gedeon PLC	1,757	42,545

TOTAL HUNGARY		171,194

India - 2.1%
ACC Ltd.	1,138	28,792
Adani Ports & Special Economic Zone Ltd. (a)	9,404	47,934
Adani Power Ltd. (a)	7,256	3,725
Aditya Birla Fashion and Retail Ltd. (a)	403	1,083
Aditya Birla Nuvo Ltd. (a)	317	8,185
AIA Engineering Ltd. (a)	261	6,118
Ajanta Pharma Ltd.	286	7,350
Alembic Pharmaceuticals Ltd. (a)	109	1,038
Ambuja Cements Ltd.	4,858	18,581
Apollo Hospitals Enterprise Ltd.	2,665	51,122
Apollo Tyres Ltd. (a)	1,405	5,332
Arvind Mills Ltd.	780	4,845
Ashok Leyland Ltd. (a)	16,991	22,570
Asian Paints Ltd.	5,593	97,475
Aurobindo Pharma Ltd.	4,410	41,620
Axis Bank Ltd.	22,491	178,294
Bajaj Auto Ltd. (a)	985	43,880
Bajaj Finance Ltd. (a)	2,309	45,835
Bajaj Finserv Ltd. (a)	426	30,319
Balkrishna Industries Ltd. (a)	500	11,846
Bayer CropScience Ltd. (a)	465	32,861
Berger Paints India Ltd.	998	4,055
Bharat Forge Ltd.	1,545	27,510
Bharat Heavy Electricals Ltd.	8,395	22,943
Bharat Petroleum Corp. Ltd.	5,787	64,743
Bharti Airtel Ltd.	11,119	61,484
Bharti Infratel Ltd.	8,593	47,409
Biocon Ltd. (a)	442	7,588
Blue Dart Express Ltd. (a)	43	3,263
Bosch Ltd.	110	39,339
Cadila Healthcare Ltd.	2,579	17,661
Canara Bank Ltd. (a)	248	1,379
CEAT Ltd.	225	5,340
CESC Ltd. GDR (a)	328	4,819
Cg Power & Industrial Soluti (a)	2,315	2,830
Cipla Ltd. (a)	5,440	47,170
Coal India Ltd. (a)	6,662	28,668
Container Corp. of India Ltd.	1,822	34,514
Credit Analysis & Research Ltd.	132	3,242
CRISIL Ltd.	197	6,028
Crompton Greaves Consumer Electricals Ltd. (a)	3,254	11,133
Cyient Ltd.	322	2,743
Dabur India Ltd.	8,436	37,627
Dalmia Bharat Ltd.	293	9,900
Dewan Housing Finance Corp. Ltd. (a)	1,209	8,025
Dish TV India Ltd. (a)	6,556	9,698
Divi's Laboratories Ltd. (a)	587	5,738
Dr. Reddy's Laboratories Ltd. (a)	1,356	55,054
eClerx Services Ltd.	1,754	35,474
Edelweiss Financial Services Ltd.	4,636	12,089
Eicher Motors Ltd.	188	76,229
Engineers India Ltd. (a)	1,276	3,303
Eveready Industries India Ltd. (a)	848	4,055
Exide Industries Ltd. (a)	4,874	17,426
Federal Bank Ltd. (a)	20,112	33,661
Finolex Cables Ltd.	407	3,331
Future Retail Ltd. (a)	2,129	10,355
GAIL India Ltd.	5,446	35,913
Ge Power India Ltd. (a)	330	3,416
Gillette India Ltd.	57	3,834
GlaxoSmithKline Consumer Healthcare Ltd.	27	2,150
Glenmark Pharmaceuticals Ltd. (a)	5,607	78,052
GMR Infrastructure Ltd. (a)	5,938	1,593
Godrej Consumer Products Ltd.	1,779	48,226
Godrej Industries Ltd. (a)	184	1,529
Grasim Industries Ltd. (a)	2,578	46,317
Great Eastern Shipping Co. Ltd. (a)	242	1,656
Gruh Finance Ltd. (a)	212	1,312
Havells India Ltd. (a)	3,321	24,997
HCL Technologies Ltd.	7,648	96,846
Hero Motocorp Ltd.	685	35,359
Hindalco Industries Ltd. (a)	12,471	38,670
Hindustan Petroleum Corp. Ltd. (a)	4,567	38,087
Hindustan Unilever Ltd.	9,745	141,719
Housing Development Finance Corp. Ltd.	20,016	478,575
ICICI Bank Ltd.	18,280	78,874
Idea Cellular Ltd. (a)	13,866	18,538
IDFC Bank Ltd.	23,042	23,565
Iifl Holdings Ltd.	1,671	12,469
Indiabulls Housing Finance Ltd.	3,344	52,896
Indian Hotels Co. Ltd. (a)	4,352	8,688
Info Edge India Ltd.	1,648	21,418
Infosys Ltd.	23,203	331,750
Ipca Laboratories Ltd. (a)	338	3,144
IRB Infrastructure Developers Ltd.	3,943	15,998
ITC Ltd.	45,515	196,814
Jain Irrigation Systems Ltd.	2,015	3,510
Jindal Steel & Power Ltd. (a)	1,808	3,206
JSW Steel Ltd. (a)	11,084	34,309
Jubilant Foodworks Ltd.	592	9,596
Jubilant Life Sciences Ltd. (a)	497	5,965
Kajaria Ceramics Ltd. (a)	1,102	11,377
Kansai Nerolac Paints Ltd.	785	4,799
KRBL Ltd. (a)	3,807	26,067
L&T Finance Holdings Ltd. (a)	4,925	9,775
Larsen & Toubro Ltd.	4,943	134,535
LIC Housing Finance Ltd.	3,786	39,391
Lupin Ltd.	2,764	57,539
Mahindra & Mahindra Financial Services Ltd.	3,886	20,382
Mahindra & Mahindra Ltd.	4,162	86,461
Manappuram General Finance & Leasing Ltd.	13,651	19,843
Marico Ltd.	6,793	33,305
Maruti Suzuki India Ltd.	1,535	155,789
MindTree Consulting Ltd.	859	6,484
Motherson Sumi Systems Ltd.	6,024	37,597
Mphasis BFL Ltd.	968	8,074
MRF Ltd.	3	3,169
Multi Commodity Exchange of India Ltd. (a)	182	3,441
Muthoot Finance Ltd. (a)	199	1,221
Natco Pharma Ltd.	1,963	28,211
Ncc Ltd. (a)	2,630	3,905
Nestle India Ltd.	341	35,525
NTPC Ltd.	19,316	49,424
Oberoi Realty Ltd. (a)	646	3,994
Oil & Natural Gas Corp. Ltd.	25,395	73,689
Page Industries Ltd.	63	14,244
Persistent Systems Ltd.	117	1,066
Pfizer Ltd. (a)	47	1,270
PI Industries Ltd.	2,219	30,032
Piramal Enterprises Ltd. (a)	1,042	40,460
Power Finance Corp. Ltd. (a)	9,377	23,337
PVR Ltd. (a)	153	3,839
Rajesh Exports Ltd. (a)	1,185	11,339
RBL Bank Ltd.	690	6,058
Redington India Ltd.	688	1,336
Reliance Capital Ltd. (a)	586	6,060
Reliance Communication Ltd. (a)	5,693	3,046
Reliance Industries Ltd.	16,016	347,574
Reliance Infrastructure Ltd. (a)	1,233	11,435
Repco Home Finance Ltd.	83	992
Rural Electrification Corp. Ltd.	1,550	4,883
Sadbhav Engineering Ltd. (a)	240	1,247
Sanofi India Ltd.	25	1,630
Shree Cement Ltd.	113	33,725
Shriram Transport Finance Co. Ltd.	2,633	42,538
Siemens India Ltd.	1,016	20,741
Sintex Industries Ltd. (a)	1,300	2,288
SKF India Ltd. (a)	115	3,052
SKS Microfinance Ltd. (a)	197	2,463
State Bank of India	21,488	96,845
Strides Shasun Ltd. (a)	1,270	21,193
Sun Pharmaceutical Industries Ltd.	13,737	137,167
Sun TV Ltd. (a)	1,305	18,710
Sundaram Finance Ltd.	109	2,714
Supreme Industries Ltd.	796	13,475
Suzlon Energy Ltd. (a)	45,292	14,513
Symphony Ltd.	118	2,641
Tata Communications Ltd. (a)	372	4,172
Tata Consultancy Services Ltd.	6,283	222,153
Tata Global Beverages Ltd.	2,784	6,630
Tata Motors Ltd.	20,853	148,848
Tata Motors Ltd. Class A	4,763	20,744
Tata Power Co. Ltd.	8,396	11,009
Tata Steel Ltd. (a)	6,664	46,567
Tech Mahindra Ltd.	5,787	37,531
The Karur Vysya Bank Ltd. (a)	2,920	5,428
The Ramco Cements Ltd. (a)	1,219	13,032
Thermax Ltd. (a)	107	1,717
Titan Co. Ltd.	4,142	30,297
Tube Investments of India Ltd.	4,015	42,161
Tvs Motor Co. Ltd. (a)	1,218	9,397
Ultratech Cemco Ltd. (a)	1,029	68,007
United Spirits Ltd. (a)	900	26,262
UPL Ltd. (a)	4,330	54,295
Vakrangee Ltd. (a)	730	3,885
Vedanta Ltd. (a)	16,477	62,420
Vedanta Ltd. (a)	6,901	26,143
Videocon Industries Ltd. (a)	1,566	2,531
Voltas Ltd. (a)	2,256	14,424
WABCO India Ltd. (a)	11	1,025
Welspun India Ltd. (a)	12,290	18,228
Whirlpool of India Ltd. (a)	200	3,766
Wipro Ltd.	11,688	89,859
Yes Bank Ltd. (a)	4,565	115,758
Zee Entertainment Enterprises Ltd.	6,961	57,045

TOTAL INDIA		6,272,866

Indonesia - 0.6%
Kresna Graha Investama PT Tbk (a)	71,900	2,298
PT ACE Hardware Indonesia Tbk	126,100	8,846
PT Adaro Energy Tbk	152,900	20,361
PT AKR Corporindo Tbk	27,000	13,724
PT Aneka Tambang Tbk (a)	61,300	3,196
PT Astra International Tbk	272,700	183,109
PT Bank Central Asia Tbk	163,200	217,331
PT Bank CIMB Niaga Tbk (a)	328	31
PT Bank Danamon Indonesia Tbk Series A	62,500	22,789
PT Bank Jabar Banten Tbk	17,800	2,684
PT Bank Mandiri (Persero) Tbk	114,500	100,506
PT Bank Negara Indonesia (Persero) Tbk	124,500	59,546
PT Bank Rakyat Indonesia Tbk	137,100	132,687
PT Bank Tabungan Negara Tbk	44,800	7,731
PT Bumi Serpong Damai Tbk	115,400	15,497
PT Charoen Pokphand Indonesia Tbk	91,400	21,875
PT Ciputra Development Tbk	221,000	21,223
PT Global Mediacom Tbk	14,600	586
PT Gudang Garam Tbk	6,000	29,890
PT Hanjaya Mandala Sampoerna Tbk	100,100	28,688
PT Hanson International Tbk (a)	441,700	4,606
PT Indo Tambangraya Megah Tbk	6,400	9,183
PT Indocement Tunggal Prakarsa Tbk	19,900	25,306
PT Indofood CBP Sukses Makmur Tbk	28,700	18,894
PT Indofood Sukses Makmur Tbk	58,300	36,632
PT Japfa Comfeed Indonesia Tbk	32,300	3,550
PT Jasa Marga Tbk	19,796	6,891
PT Kalbe Farma Tbk	285,400	33,938
PT Kawasan Industri Jababeka Tbk (a)	136,100	3,370
PT Link Net Tbk	30,500	12,357
PT Lippo Karawaci Tbk	147,400	8,736
PT Matahari Department Store Tbk	40,200	44,033
PT Media Nusantara Citra Tbk	121,800	16,677
PT Pakuwon Jati Tbk	340,700	15,976
PT Pembangunan Perumahan Persero Tbk	40,658	9,700
PT Perusahaan Gas Negara Tbk Series B	121,700	22,187
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,779
PT PP Properti Tbk	481,000	9,527
PT Semen Baturaja (Persero) Tbk	37,700	9,984
PT Semen Gresik (Persero) Tbk	43,000	28,470
PT Sitara Propertindo Tbk (a)	49,100	2,431
PT Sugih Energy Tbk (a)	40,500	346
PT Summarecon Agung Tbk	144,300	14,723
PT Surya Citra Media Tbk	52,100	11,179
PT Tambang Batubara Bukit Asam Tbk	13,100	12,457
PT Telkomunikasi Indonesia Tbk Series B	651,400	214,888
PT Tower Bersama Infrastructure Tbk	18,200	7,988
PT Unilever Indonesia Tbk	17,500	58,425
PT United Tractors Tbk	22,900	46,216
PT Waskita Karya Persero Tbk	144,500	25,910
PT Wijaya Karya Persero Tbk	26,726	4,752
PT XL Axiata Tbk (a)	52,900	12,740
Siloam International Hospitals Tbk PT (a)	13,600	13,979

TOTAL INDONESIA		1,640,428

Ireland - 0.5%
Bank of Ireland (a)	379,318	95,447
C&C Group PLC	8,159	33,657
Cairn Homes PLC (a)	5,919	10,090
CRH PLC	10,264	373,857
Dalata Hotel Group PLC (a)	1,469	7,905
DCC PLC (United Kingdom)	1,137	104,999
Glanbia PLC	2,260	44,116
Grafton Group PLC unit	2,695	26,022
Green REIT PLC	10,615	15,783
Greencore Group PLC	8,925	26,356
Hibernia (REIT) PLC	5,123	7,115
Irish Continental Group PLC unit	1,246	7,194
Irish Residential Properties REIT PLC (a)	974	1,390
James Hardie Industries PLC CDI	6,005	101,937
Kerry Group PLC Class A	1,893	154,695
Kingspan Group PLC (Ireland)	2,181	75,870
Origin Enterprises PLC	1,879	15,249
Paddy Power Betfair PLC (Ireland)	1,067	118,902
Permanent Tsb Group Hld PLC (a)	637	1,700
Ryanair Holdings PLC sponsored ADR (a)	165	15,168
Smurfit Kappa Group PLC	3,281	87,884
United Drug PLC (United Kingdom)	3,222	31,173

TOTAL IRELAND		1,356,509

Isle of Man - 0.1%
Gaming VC Holdings SA	4,337	41,961
Genting Singapore PLC	84,300	67,276
New Europe Property Investments PLC	2,596	28,457
Paysafe Group PLC (a)	5,901	34,691
Playtech Ltd.	2,879	35,760
Redefine International PLC	5,153	2,553

TOTAL ISLE OF MAN		210,698

Israel - 0.5%
Airport City Ltd. (a)	866	11,453
Alony Hetz Properties & Investments Ltd.	1,835	17,013
Amot Investments Ltd.	781	3,722
Azrieli Group	486	25,885
Bank Hapoalim BM (Reg.)	13,369	83,459
Bank Leumi le-Israel BM (a)	20,602	96,417
Bezeq The Israel Telecommunication Corp. Ltd.	24,962	42,008
Caesarstone Sdot-Yam Ltd. (a)	229	9,091
Cellcom Israel Ltd. (Israel) (a)	309	3,054
Check Point Software Technologies Ltd. (a)	1,674	174,113
CyberArk Software Ltd. (a)	440	23,280
Delek Group Ltd.	44	9,888
Elbit Systems Ltd. (Israel)	374	44,558
First International Bank of Israel	120	1,978
Formula Systems (1985) Ltd.	126	4,951
Frutarom Industries Ltd.	494	29,039
Gazit-Globe Ltd.	1,653	16,773
Harel Insurance Investments and Financial Services Ltd.	2,295	12,217
Israel Chemicals Ltd.	6,490	28,044
Israel Corp. Ltd. (Class A) (a)	55	9,900
Israel Discount Bank Ltd. (Class A) (a)	17,817	43,143
Ituran Location & Control Ltd.	819	25,635
Jerusalem Economy Ltd. (a)	1,266	3,103
Jerusalem Oil Exploration Ltd. (a)	29	1,685
Kornit Digital Ltd. (a)(b)	506	10,171
Mazor Robotics Ltd. (a)	800	14,278
Melisron Ltd.	254	13,851
Migdal Insurance & Financial Holdings Ltd.	2,273	2,240
Mizrahi Tefahot Bank Ltd.	1,474	23,808
NeuroDerm Ltd. (a)	223	6,439
NICE Systems Ltd.	960	65,735
Oil Refineries Ltd.	2,892	1,150
Orbotech Ltd. (a)	627	20,647
Partner Communications Co. Ltd. (a)	1,320	6,447
Paz Oil Co. Ltd.	242	39,476
Plus500 Ltd.	388	2,377
Radware Ltd. (a)	1,220	19,923
Reit 1 Ltd.	493	1,667
Shikun & Binui Ltd.	1,469	3,853
SodaStream International Ltd. (a)	334	18,166
Strauss Group Ltd.	612	10,762
Taro Pharmaceutical Industries Ltd. (a)	122	14,256
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,123	382,844
Tower Semiconductor Ltd. (a)	1,343	29,528
Wix.com Ltd. (a)	322	26,549

TOTAL ISRAEL		1,434,576

Italy - 1.4%
A2A SpA	18,827	27,994
ACEA SpA	450	6,475
Amplifon SpA	1,039	13,253
Anima Holding SpA	2,776	18,143
Ansaldo STS SpA	1,453	19,500
Assicurazioni Generali SpA	14,219	225,052
Astm SpA	569	8,770
Atlantia SpA	4,570	115,890
Autogrill SpA	1,608	18,287
Azimut Holding SpA	1,437	28,051
Banca Generali SpA	681	19,576
Banca IFIS SpA	160	6,902
Banca Mediolanum S.p.A.	4,531	34,673
Banca Monte dei Paschi di Siena SpA (a)	224	3,680
Banca Popolare dell'Emilia Romagna	5,562	30,415
Banca Popolare di Sondrio SCARL	9,355	34,831
Banco BPM SpA	20,379	59,271
Beni Stabili SpA SIIQ	8,733	5,546
Biesse SpA (a)	462	14,242
Brembo SpA	316	24,835
Brunello Cucinelli SpA	187	4,897
Buzzi Unicem SpA	1,118	28,741
Cerved Information Solutions SpA	2,443	26,079
Compagnie Industriali Riunite SpA (CIR)	1,763	2,835
Credito Emiliano SpA	3,458	24,145
Credito Valtellinese SC	2,001	7,237
Danieli & C. Officine Meccaniche SpA	93	2,325
Datalogic SpA	103	2,825
Davide Campari-Milano SpA	4,714	55,766
De Longhi SpA	907	27,664
DiaSorin S.p.A.	266	19,935
Digital Multimedia Technologies SpA	299	17,262
Enav SpA	2,449	10,031
Enel SpA	98,922	470,294
Eni SpA	33,324	516,889
ERG SpA	1,629	20,229
Fincantieri SpA (a)	10,454	10,243
FinecoBank SpA	4,749	33,780
Hera SpA	12,677	36,263
Immobiliare Grande Distribuzione SpA	6,688	5,988
Industria Macchine Automatiche SpA (IMA)	240	21,176
Infrastrutture Wireless Italiane SpA (c)	3,030	16,767
Interpump Group SpA	799	21,193
Intesa Sanpaolo SpA	147,716	431,198
Intesa Sanpaolo SpA (Risparmio Shares)	29,595	80,917
Iren SpA	6,176	13,018
Italgas SpA	5,032	22,748
Italmobiliare SpA	33	1,848
Leonardo SpA	5,284	83,057
Luxottica Group SpA	2,012	116,597
Maire Tecnimont SpA	1,821	7,236
MARR SpA	300	7,245
Mediaset SpA	9,035	36,946
Mediobanca SpA	8,220	79,019
Moncler SpA	1,634	40,333
OVS	2,020	13,444
Piaggio & C SpA	1,051	2,175
Poste Italiane SpA	7,419	50,833
Prysmian SpA	2,623	75,745
Rai Way SpA	3,341	17,549
Recordati SpA	1,178	43,641
Reply SpA	42	7,361
Safilo Group SpA (a)	143	1,033
Saipem SpA (a)	77,987	33,607
Salini Impregilo SpA	1,900	6,466
Salvatore Ferragamo Italia SpA	535	17,139
Saras Raffinerie Sarde SpA	6,039	12,617
Snam Rete Gas SpA	29,422	130,056
Societa Cattolica Di Assicurazioni SCRL	1,753	15,572
Societa Iniziative Autostradali e Servizi SpA (SIAS)	644	6,489
Technogym SpA	1,444	11,254
Telecom Italia SpA (a)	108,163	96,005
Terna SpA	21,792	109,907
Tod's SpA	177	13,680
UniCredit SpA	24,608	400,474
Unione di Banche Italiane SCpA	11,124	46,846
Unipol Gruppo Finanziario SpA	5,416	24,141
Unipolsai SpA	14,844	34,118
YOOX SpA (a)	741	19,695
Zignago Vetro SpA	165	1,362

TOTAL ITALY		4,209,321

Japan - 16.4%
77 Bank Ltd.	5,000	21,619
A/S One Corp.	100	4,427
ABC-MART, Inc.	400	22,211
ACOM Co. Ltd. (a)	6,400	28,419
Activia Properties, Inc.	8	38,107
Adastria Co. Ltd.	200	4,968
Adeka Corp.	2,600	38,367
Advance Residence Investment Corp.	22	57,943
Advantest Corp.	2,600	48,536
Aeon (REIT) Investment Corp.	17	18,590
AEON Co. Ltd.	8,400	124,597
Aeon Delight Co. Ltd.	100	3,050
AEON Financial Service Co. Ltd.	1,500	28,809
AEON MALL Co. Ltd.	2,100	35,661
Ai Holdings Corp.	300	7,379
Aica Kogyo Co. Ltd.	1,200	34,232
Aichi Steel Corp.	100	3,911
Aida Engineering Ltd.	200	1,740
Aiful Corp. (a)	1,900	5,727
Ain Holdings, Inc.	500	34,627
Air Water, Inc.	2,200	42,352
Aisin Seiki Co. Ltd.	2,400	117,336
Ajinomoto Co., Inc.	6,300	122,581
Akita Bank Ltd.	1,000	3,176
Alfresa Holdings Corp.	3,000	54,120
All Nippon Airways Ltd.	14,000	42,135
Alpine Electronics, Inc.	200	2,908
Alps Electric Co. Ltd.	2,700	79,323
Amada Holdings Co. Ltd.	5,800	68,887
Amano Corp.	500	10,675
Anicom Holdings, Inc.	200	4,778
Anritsu Corp.	1,900	15,357
Aoki International Co. Ltd.	200	2,467
Aoyama Trading Co. Ltd.	1,400	49,984
Aozora Bank Ltd.	21,000	76,484
ARCS Co. Ltd.	400	8,576
Ariake Japan Co. Ltd.	200	12,649
Asahi Diamond Industrial Co. Ltd.	300	2,301
Asahi Glass Co. Ltd.	13,000	112,653
Asahi Group Holdings	4,900	184,835
Asahi Holdings, Inc.	100	1,863
ASAHI INTECC Co. Ltd.	600	26,643
Asahi Kasei Corp.	15,000	142,969
Asatsu-DK, Inc.	200	5,185
Asics Corp.	1,900	33,594
ASKUL Corp.	100	2,911
Astellas Pharma, Inc.	26,600	350,777
Atom Corp.	1,400	9,105
Autobacs Seven Co. Ltd.	1,400	21,174
Avex Group Holdings, Inc.	200	2,939
Axial Retailing, Inc.	100	3,826
Azbil Corp.	800	26,912
Bandai Namco Holdings, Inc.	3,000	94,057
Bank of Kyoto Ltd.	4,000	31,648
Bank of Nagoya Ltd.	100	3,669
Bank of The Ryukyus Ltd.	200	2,756
Belc Co. Ltd.	100	4,449
Benefit One, Inc.	100	3,055
Benesse Holdings, Inc.	900	27,168
Bic Camera, Inc.	1,600	15,917
BML, Inc.	100	2,182
Bridgestone Corp.	8,000	333,564
Brother Industries Ltd.	3,600	73,986
Bunka Shutter Co. Ltd.	300	2,306
Calbee, Inc.	800	27,917
Canon Marketing Japan, Inc.	500	10,532
Canon, Inc.	12,900	428,125
Capcom Co. Ltd.	400	8,626
Casio Computer Co. Ltd.	3,900	54,962
Cawachi Ltd.	200	5,253
Central Glass Co. Ltd.	3,000	12,972
Central Japan Railway Co.	1,800	301,709
Chiba Bank Ltd.	10,000	66,921
Chiyoda Co. Ltd.	100	2,495
Chiyoda Corp.	2,000	13,294
Chofu Seisakusho Co. Ltd.	100	2,392
Chubu Electric Power Co., Inc.	8,800	118,215
Chudenko Corp.	600	13,176
Chugai Pharmaceutical Co. Ltd.	3,000	106,302
Chugoku Electric Power Co., Inc.	2,900	31,608
Chugoku Marine Paints Ltd.	300	2,218
Citizen Watch Co. Ltd.	4,700	31,158
CKD Corp.	300	3,754
Clarion Co. Ltd.	1,000	3,965
Coca-Cola West Co. Ltd.	2,150	63,936
cocokara fine HOLDINGS, Inc.	300	14,183
COLOPL, Inc.	500	4,615
Colowide Co. Ltd.	1,100	18,058
Comforia Residential REIT, Inc.	9	19,926
COMSYS Holdings Corp.	1,300	24,746
Concordia Financial Group Ltd.	15,900	73,057
Cookpad, Inc.	500	3,978
Cosmo Energy Holdings Co. Ltd.	800	12,681
Cosmos Pharmaceutical Corp.	100	20,247
Create Restaurants Holdings, Inc.	200	1,620
Create SD Holdings Co. Ltd.	1,100	25,834
Credit Saison Co. Ltd.	2,000	36,403
CyberAgent, Inc.	1,200	37,246
CYBERDYNE, Inc. (a)	1,300	18,367
Dai Nippon Printing Co. Ltd.	6,000	66,741
Dai-ichi Mutual Life Insurance Co.	13,000	221,108
Daibiru Corp.	200	1,844
Daicel Chemical Industries Ltd.	4,200	48,188
Daido Metal Co. Ltd.	400	3,567
Daido Steel Co. Ltd.	4,000	22,283
Daifuku Co. Ltd.	1,100	27,797
Daihen Corp.	1,000	6,342
Daiho Corp.	1,000	4,871
Daiichi Sankyo Kabushiki Kaisha	7,200	159,727
Daiichikosho Co. Ltd.	700	30,361
Daikin Industries Ltd.	2,900	281,610
Daikyo, Inc.	4,000	8,325
DaikyoNishikawa Corp.	1,600	20,309
Dainippon Sumitomo Pharma Co. Ltd.	2,000	32,797
Daio Paper Corp.	1,000	12,675
Daiseki Co. Ltd.	600	13,375
Daito Trust Construction Co. Ltd.	1,000	147,118
Daiwa House Industry Co. Ltd.	6,900	204,942
Daiwa House REIT Investment Corp.	16	40,447
Daiwa Office Investment Corp.	5	24,355
Daiwa Securities Group, Inc.	23,000	139,743
Daiwabo Holdings Co. Ltd.	1,000	3,516
DCM Japan Holdings Co. Ltd.	800	6,968
DeNA Co. Ltd.	1,100	23,554
Denki Kagaku Kogyo KK	12,000	61,790
DENSO Corp.	6,000	258,300
Dentsu, Inc.	2,900	163,373
Descente Ltd.	1,800	21,847
Dexerials Corp.	200	1,798
Dic Corp.	900	32,012
Digital Garage, Inc.	300	6,346
Dip Corp.	800	17,676
Disco Corp.	400	63,225
Dmg Mori Co. Ltd.	1,400	23,083
Don Quijote Holdings Co. Ltd.	1,900	69,285
Doshisha Co. Ltd.	100	2,021
Doutor Nichires Holdings Co., Ltd.	500	10,603
Dowa Holdings Co. Ltd.	3,000	22,337
Dr. Ci:Labo Co., Ltd.	300	8,800
DTS Corp.	100	2,621
Duskin Co. Ltd.	600	13,456
Dydo Group Holdings, Inc.	100	4,808
Eagle Industry Co. Ltd.	300	4,241
Earth Chemical Co. Ltd.	100	5,418
East Japan Railway Co.	4,100	366,104
Ebara Corp.	1,100	33,501
EDION Corp.	1,300	12,676
Eiken Chemical Co. Ltd.	100	2,745
Eisai Co. Ltd.	3,300	173,237
Eizo Corp.	100	3,306
Electric Power Development Co. Ltd.	1,700	39,421
en-japan, Inc.	100	2,222
EPS Co. Ltd.	200	2,634
euglena Co. Ltd. (a)	1,200	12,466
Exedy Corp.	200	5,454
Ezaki Glico Co. Ltd.	500	26,329
FamilyMart Co. Ltd.	1,341	75,787
Fancl Corp.	200	3,364
Fanuc Corp.	2,400	488,631
Fast Retailing Co. Ltd.	700	228,320
FCC Co. Ltd.	300	5,716
Financial Products Group Co. Ltd.	700	6,078
Foster Electric Co. Ltd.	100	1,669
FP Corp.	400	19,018
Frontier Real Estate Investment Corp.	7	30,549
Fuji Electric Co. Ltd.	9,000	49,329
Fuji Kyuko Co. Ltd.	1,000	9,150
Fuji Machine Manufacturing Co. Ltd.	1,000	12,693
Fuji Oil Holdings, Inc.	700	16,408
Fuji Seal International, Inc.	600	14,285
Fuji Soft ABC, Inc.	600	15,830
Fujicco Co. Ltd.	100	2,287
Fujifilm Holdings Corp.	5,600	207,673
Fujikura Ltd.	3,200	24,027
Fujimi, Inc.	200	3,856
Fujimori Kogyo Co. Ltd.	400	12,523
Fujitec Co. Ltd.	300	3,552
Fujitsu General Ltd.	1,000	21,216
Fujitsu Ltd.	24,000	149,587
Fukuda Denshi Co. Ltd.	100	6,037
Fukuoka (REIT) Investment Fund	18	28,419
Fukuoka Financial Group, Inc.	9,000	41,014
Fukushima Industries Corp.	100	3,548
Fukuyama Transporting Co. Ltd.	1,000	6,082
Funai Soken Holdings, Inc.	100	1,922
Furukawa Co. Ltd.	6,000	11,572
Furukawa Electric Co. Ltd.	800	32,366
Fuso Chemical Co. Ltd.	300	9,379
Futaba Corp.	100	1,795
Futaba Industrial Co. Ltd.	700	5,846
Fuyo General Lease Co. Ltd.	100	4,665
G-Tekt Corp.	100	1,763
Global One Real Estate Investment Corp.	1	3,445
Glory Ltd.	800	26,840
GLP J-REIT	30	33,828
GMO Internet, Inc.	1,100	13,055
GMO Payment Gateway, Inc.	200	8,971
Goldcrest Co. Ltd.	300	5,329
GREE, Inc.	1,000	8,029
GS Yuasa Corp.	3,000	13,887
Gulliver International Co. Ltd.	400	2,099
GungHo Online Entertainment, Inc. (a)	5,300	11,886
Gunma Bank Ltd.	5,700	30,577
Gunze Ltd.	7,000	28,320
Gurunavi, Inc.	100	2,009
H.I.S. Co. Ltd.	800	19,075
H2O Retailing Corp.	1,200	20,335
Hakuhodo DY Holdings, Inc.	2,400	29,216
Hamamatsu Photonics K.K.	1,600	47,006
Hankyu Hanshin Holdings, Inc.	3,200	105,638
Hankyu REIT, Inc.	9	11,844
Hanwa Co. Ltd.	2,000	14,174
Harmonic Drive Systems, Inc.	500	15,721
Haseko Corp.	3,200	36,514
Hazama Ando Corp.	4,700	33,434
Heiwa Corp.	500	12,877
Heiwa Real Estate (REIT), Inc.	15	11,357
Heiwa Real Estate Co. Ltd.	200	3,186
Heiwado Co. Ltd.	200	4,290
Hiday Hidaka Corp.	1,400	29,564
Hikari Tsushin, Inc.	200	19,197
Hino Motors Ltd.	3,000	37,596
Hirata Corp.	100	7,894
Hirose Electric Co. Ltd.	400	53,716
Hiroshima Bank Ltd.	8,000	34,519
Hisamitsu Pharmaceutical Co., Inc.	700	35,793
Hitachi Capital Corp.	400	9,792
Hitachi Chemical Co. Ltd.	1,800	51,509
Hitachi Construction Machinery Co. Ltd.	1,200	30,906
Hitachi High-Technologies Corp.	800	31,900
Hitachi Kokusai Electric, Inc.	800	17,941
Hitachi Ltd.	62,000	342,105
Hitachi Maxell Ltd.	200	3,949
Hitachi Metals Ltd.	2,500	35,008
Hitachi Transport System Ltd.	300	6,375
Hitachi Zosen Corp.	2,900	16,832
Hogy Medical Co. Ltd.	100	6,423
Hokkaido Electric Power Co., Inc.	2,400	17,417
Hokuetsu Kishu Paper Co. Ltd.	2,300	16,031
Hokuhoku Financial Group, Inc.	1,800	28,257
Hokuriku Electric Power Co., Inc.	2,400	22,175
Hokuto Corp.	100	1,877
Honda Motor Co. Ltd.	21,300	619,951
Horiba Ltd.	600	35,362
Hoshino Resorts REIT, Inc.	2	10,155
Hoshizaki Corp.	800	66,670
Hosiden Corp.	1,800	19,813
House Foods Group, Inc.	1,000	22,229
Hoya Corp.	4,800	229,246
Hulic (REIT), Inc.	12	19,269
Hulic Co. Ltd.	4,100	38,619
Hyakujushi Bank Ltd.	7,000	23,171
Ibiden Co. Ltd.	1,400	24,615
IBJ Leasing Co. Ltd.	200	4,345
Ichibanya Co. Ltd.	100	3,225
Ichigo Real Estate Investment Corp.	11	6,227
Ichigo, Inc.	1,700	4,941
Idemitsu Kosan Co. Ltd.	1,000	31,980
IHI Corp. (a)	21,000	71,209
Iida Group Holdings Co. Ltd.	2,500	39,785
Inaba Denki Sangyo Co. Ltd.	400	14,532
Inabata & Co. Ltd.	1,000	12,353
Industrial & Infrastructure Fund Investment Corp.	4	17,654
Ines Corp.	2,900	27,081
Infomart Corp.	3,200	19,204
INPEX Corp.	12,300	117,897
Internet Initiative Japan, Inc.	1,300	23,755
Invesco Office J-REIT, Inc.	6	5,285
Invincible Investment Corp.	47	18,003
Iriso Electronics Co. Ltd.	100	6,324
Iseki & Co. Ltd. (a)	1,000	2,054
Isetan Mitsukoshi Holdings Ltd.	5,500	60,045
Isuzu Motors Ltd.	7,800	105,796
IT Holdings Corp.	1,000	25,198
ITO EN Ltd.	700	25,369
Itochu Corp.	18,100	255,892
Itochu Enex Co. Ltd.	300	2,500
ITOCHU Techno-Solutions Corp.	600	17,466
Itoham Yonekyu Holdings, Inc. (a)	1,600	14,798
Iwatani Corp.	3,000	17,681
Iyo Bank Ltd.	3,500	24,835
Izumi Co. Ltd.	600	30,034
J Trust Co. Ltd.	600	4,656
J. Front Retailing Co. Ltd.	3,000	43,194
JACCS Co. Ltd.	1,000	4,288
JAFCO Co. Ltd.	500	17,807
Japan Airlines Co. Ltd.	1,500	47,365
Japan Airport Terminal Co. Ltd.	500	17,358
Japan Aviation Electronics Industry Ltd.	1,000	13,671
Japan Display, Inc. (a)	6,900	15,598
Japan Excellent, Inc.	15	17,560
Japan Exchange Group, Inc.	6,900	96,622
Japan Hotel REIT Investment Corp. (a)	48	32,682
Japan Lifeline Co. Ltd.	200	4,013
Japan Logistics Fund, Inc.	13	27,743
Japan Petroleum Exploration Co. Ltd.	300	6,564
Japan Post Bank Co. Ltd.	4,300	53,502
Japan Post Holdings Co. Ltd.	4,900	60,703
Japan Prime Realty Investment Corp.	20	75,084
Japan Real Estate Investment Corp.	17	89,518
Japan Rental Housing Investment, Inc.	42	30,179
Japan Retail Fund Investment Corp.	46	89,875
Japan Securities Finance Co. Ltd.	500	2,628
Japan Steel Works Ltd.	900	14,436
Japan Tobacco, Inc.	13,700	455,458
Japan Wool Textile Co. Ltd.	400	3,136
JCR Pharmaceuticals Co. Ltd.	100	2,138
JEOL Ltd.	1,000	4,916
JFE Holdings, Inc.	6,900	117,636
JGC Corp.	3,100	54,088
JIN Co. Ltd.	100	5,382
Joyful Honda Co. Ltd.	700	23,171
JSR Corp.	2,200	40,181
JTEKT Corp.	2,600	40,910
Juroku Bank Ltd.	3,000	9,527
Justsystems Corp.	700	8,396
JVC KENWOOD Holdings, Inc.	700	1,865
JX Holdings, Inc.	40,050	180,750
K's Holdings Corp.	1,200	23,090
kabu.com Securities Co. Ltd.	600	1,895
Kadokawa Dwango Corp.	500	6,916
Kagome Co. Ltd. (a)	900	24,503
Kajima Corp.	13,000	88,280
Kakaku.com, Inc.	1,600	23,065
Kaken Pharmaceutical Co. Ltd.	400	23,718
Kameda Seika Co. Ltd.	100	4,548
Kamigumi Co. Ltd.	5,000	45,391
Kanamoto Co. Ltd.	400	10,837
Kandenko Co. Ltd.	1,000	9,939
Kaneka Corp.	3,000	23,629
Kanematsu Corp.	2,000	4,073
Kansai Electric Power Co., Inc.	8,900	120,317
Kansai Paint Co. Ltd.	2,800	61,991
Kanto Denka Kogyo Co. Ltd.	1,000	8,800
Kao Corp.	6,300	347,454
Kato Sangyo	100	2,454
Kawasaki Heavy Industries Ltd.	25,000	75,577
Kawasaki Kisen Kaisha Ltd.	18,000	47,311
KDDI Corp.	23,100	612,475
Keihan Electric Railway Co., Ltd.	6,000	37,730
Keihin Corp.	200	3,142
Keihin Electric Express Railway Co. Ltd.	5,000	57,367
Keio Corp.	8,000	64,014
Keisei Electric Railway Co.	1,800	42,806
Kenedix Office Investment Corp.	5	28,347
Kenedix Residential Investment Corp.	3	7,705
Kenedix Retail REIT Corp.	16	34,863
Kenedix, Inc.	2,200	10,144
Kewpie Corp.	1,200	30,507
Keyence Corp.	1,200	482,261
Kikkoman Corp.	2,000	61,449
Kinden Corp.	1,800	27,240
Kintetsu Group Holdings Co. Ltd.	29,000	105,880
Kintetsu World Express, Inc.	400	6,204
Kirin Holdings Co. Ltd.	11,000	213,734
Kisoji Co. Ltd.	300	7,029
Kissei Pharmaceutical Co. Ltd.	1,700	44,347
Kitz Corp.	1,400	9,796
Kobayashi Pharmaceutical Co. Ltd.	800	41,911
Kobe Steel Ltd. (a)	3,600	31,971
Kohnan Shoji Co. Ltd.	100	1,931
Koito Manufacturing Co. Ltd.	1,600	82,530
Kokuyo Co. Ltd.	2,400	31,175
Komatsu Ltd.	12,100	323,331
KOMEDA Holdings Co. Ltd.	100	1,725
KOMERI Co. Ltd.	600	14,715
Komori Corp.	500	6,607
Konami Holdings Corp.	1,400	58,210
Konica Minolta, Inc.	7,300	64,503
Konoike Transport Co. Ltd.	500	6,800
Kose Corp.	500	47,410
Kotobuki Spirits Co. Ltd.	100	2,696
Kubota Corp.	13,900	218,584
Kumagai Gumi Co. Ltd.	3,000	8,074
Kura Corp. Ltd.	100	4,118
Kurabo Industries Ltd.	3,000	6,701
Kuraray Co. Ltd.	3,900	62,904
Kureha Chemical Industry Co. Ltd.	100	4,431
Kurita Water Industries Ltd.	1,300	33,539
Kuroda Electric Co. Ltd.	100	2,086
Kusuri No Aoki Holdings Co. Ltd.	100	4,319
Kyb Corp.	3,000	14,802
Kyocera Corp.	4,000	226,418
Kyoei Steel Ltd.	100	1,617
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	8,248
Kyorin Holdings, Inc.	500	10,460
Kyoritsu Maintenance Co. Ltd.	200	5,840
Kyowa Exeo Corp.	2,000	30,213
Kyowa Hakko Kirin Co., Ltd.	3,100	53,171
Kyudenko Corp.	600	17,197
Kyushu Electric Power Co., Inc.	6,800	73,322
Kyushu Financial Group, Inc.	4,700	29,260
LaSalle Logiport REIT	15	14,250
Lasertec Corp.	400	5,207
Lawson, Inc.	600	39,830
Leopalace21 Corp.	4,200	22,305
LIFE Corp.	100	2,658
LIFULL Co. Ltd.	200	1,403
LINE Corp.	500	17,252
Lintec Corp.	500	11,007
Lion Corp.	3,000	54,147
LIXIL Group Corp.	3,600	89,875
M3, Inc.	2,600	66,449
Mabuchi Motor Co. Ltd.	600	33,855
Macnica Fuji Electronics Holdings, Inc.	200	2,838
Maeda Corp.	1,000	9,204
Maeda Road Construction Co. Ltd.	1,000	18,426
Makino Milling Machine Co. Ltd.	1,000	8,899
Makita Corp.	3,100	110,540
Mandom Corp.	300	14,236
Mani, Inc.	100	2,584
Marubeni Corp.	23,500	144,700
Marudai Food Co. Ltd.	1,000	4,575
Maruha Nichiro Corp.	1,400	40,000
Marui Group Co. Ltd.	2,900	39,699
Maruichi Steel Tube Ltd.	1,200	34,017
Marusan Securities Co. Ltd.	900	7,072
Matsui Securities Co. Ltd.	1,700	13,847
Matsumotokiyoshi Holdings Co. Ltd.	600	30,087
Max Co. Ltd.	1,000	14,622
Mazda Motor Corp.	7,600	112,269
McDonald's Holdings Co. (Japan) Ltd.	900	27,733
MCJ Co. Ltd.	300	3,461
MCUBS MidCity Investment Corp.	4	11,949
Mebuki Financial Group, Inc.	15,270	59,861
Medipal Holdings Corp.	2,000	33,084
Megachips Corp.	100	2,635
Megmilk Snow Brand Co. Ltd.	600	17,896
Meidensha Corp.	1,000	3,651
Meiji Holdings Co. Ltd.	1,500	127,293
Meitec Corp.	300	12,958
Micronics Japan Co. Ltd.	100	868
Milbon Co. Ltd.	100	4,835
Minebea Mitsumi, Inc.	4,995	72,186
Miraca Holdings, Inc.	800	36,887
Mirait Holdings Corp.	300	3,116
Miroku Jyoho Service Co., Ltd.	200	3,791
Misumi Group, Inc.	3,900	73,854
Mitsuba Corp.	500	9,455
Mitsubishi Chemical Holdings Corp.	18,100	141,634
Mitsubishi Corp.	19,900	429,062
Mitsubishi Electric Corp.	25,300	352,691
Mitsubishi Estate Co. Ltd.	16,200	309,540
Mitsubishi Gas Chemical Co., Inc.	2,900	61,967
Mitsubishi Heavy Industries Ltd.	41,000	164,037
Mitsubishi Logistics Corp.	1,000	12,918
Mitsubishi Materials Corp.	1,900	56,501
Mitsubishi Motors Corp. of Japan	8,900	56,925
Mitsubishi Pencil Co. Ltd.	300	16,632
Mitsubishi Shokuhin Co. Ltd.	100	3,198
Mitsubishi Tanabe Pharma Corp.	2,400	48,700
Mitsubishi UFJ Financial Group, Inc.	163,800	1,037,934
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,200	27,149
Mitsuboshi Belting Ltd.	1,000	9,590
Mitsui & Associates Telepark Corp.	300	5,175
Mitsui & Co. Ltd.	20,800	293,504
Mitsui Chemicals, Inc.	10,000	51,133
Mitsui Engineering & Shipbuilding Co.	10,000	15,340
Mitsui Fudosan Co. Ltd.	10,800	237,314
Mitsui Fudosan Logistics Park, Inc.	1	2,920
Mitsui Mining & Smelting Co. Ltd.	7,000	23,611
Mitsui OSK Lines Ltd.	13,000	39,767
Mitsui Sugar Co. Ltd.	700	17,250
Mitsui-Soko Co. Ltd.	2,000	5,885
Miura Co. Ltd.	1,100	18,423
mixi, Inc.	500	27,719
Mizuho Financial Group, Inc.	304,400	556,422
Mizuno Corp.	1,000	5,167
Mochida Pharmaceutical Co. Ltd.	100	7,535
Modec, Inc.	300	6,316
Monex Group, Inc.	900	2,253
MonotaRO Co. Ltd.	700	22,763
Mori Hills REIT Investment Corp.	20	25,979
MORI TRUST Sogo (REIT), Inc.	13	20,303
Morinaga & Co. Ltd.	400	18,910
Morinaga Milk Industry Co. Ltd.	3,000	23,682
Morita Holdings Corp.	100	1,461
MOS Food Services, Inc.	400	12,541
MS&AD Insurance Group Holdings, Inc.	6,100	198,746
Murata Manufacturing Co. Ltd.	2,400	321,758
Musashi Seimitsu Industry Co. Ltd.	100	2,454
Nabtesco Corp.	1,300	36,851
Nachi-Fujikoshi Corp.	5,000	26,643
Nagaileben Co. Ltd.	100	2,304
Nagase & Co. Ltd.	1,900	27,526
Nagoya Railroad Co. Ltd.	14,000	64,301
Nakanishi, Inc.	300	11,787
Namura Shipbuilding Co. Ltd.	500	3,225
Nankai Electric Railway Co. Ltd.	7,000	34,411
NanoCarrier Co. Ltd. (a)	200	1,193
NEC Corp.	38,000	94,425
NEC System Integration & Constuction Ltd.	100	2,089
Net One Systems Co. Ltd.	900	8,211
New Hampshire Foods Ltd.	2,000	56,874
Nexon Co. Ltd.	2,100	35,699
NGK Insulators Ltd.	3,700	79,028
NGK Spark Plug Co. Ltd.	2,700	58,396
NHK Spring Co. Ltd.	2,800	31,221
Nichi-iko Pharmaceutical Co. Ltd.	500	7,755
Nichias Corp.	1,000	10,209
Nichicon Corp.	200	1,900
Nichiha Corp.	600	18,838
Nichirei Corp.	1,900	47,298
Nidec Corp.	3,000	275,039
Nifco, Inc.	500	24,938
Nihon Kohden Corp.	1,200	27,138
Nihon M&A Center, Inc.	800	27,342
Nihon Parkerizing Co. Ltd.	2,300	29,525
Nihon Unisys Ltd.	400	5,605
Nikkiso Co. Ltd.	2,200	22,439
Nikkon Holdings Co. Ltd.	500	10,455
Nikon Corp.	3,800	54,200
Nintendo Co. Ltd.	1,400	354,292
Nippo Corp.	1,000	19,251
Nippon Accommodations Fund, Inc.	5	21,485
Nippon Building Fund, Inc.	18	95,752
Nippon Densetsu Kogyo Co. Ltd.	600	11,868
Nippon Electric Glass Co. Ltd.	5,000	30,994
Nippon Express Co. Ltd.	13,000	71,370
Nippon Flour Mills Co. Ltd.	500	7,495
Nippon Gas Co. Ltd.	500	14,375
Nippon Kayaku Co. Ltd.	2,000	27,307
Nippon Light Metal Holding Co. Ltd.	4,500	10,052
Nippon Paint Holdings Co. Ltd.	2,100	80,534
Nippon Paper Industries Co. Ltd.	1,500	28,352
Nippon Prologis REIT, Inc.	23	48,631
Nippon REIT Investment Corp.	3	7,705
Nippon Seiki Co. Ltd.	1,000	20,812
Nippon Sheet Glass Co. Ltd. (a)	900	7,000
Nippon Shinyaku Co. Ltd.	600	31,864
Nippon Shokubai Co. Ltd.	300	20,157
Nippon Signal Co. Ltd.	200	1,916
Nippon Soda Co. Ltd.	1,000	5,418
Nippon Steel & Sumikin Bussan Corp.	100	4,113
Nippon Steel & Sumitomo Metal Corp.	10,000	225,207
Nippon Suisan Kaisha Co. Ltd.	4,100	19,751
Nippon Telegraph & Telephone Corp.	8,500	364,273
Nippon Yusen KK	18,000	36,170
Nipro Corp.	1,900	28,805
Nishi-Nippon Financial Holdings, Inc. (a)	1,900	18,101
Nishi-Nippon Railroad Co. Ltd.	5,000	21,126
Nishimatsu Construction Co. Ltd.	6,000	30,518
Nishimatsuya Chain Co. Ltd.	1,000	10,630
Nishio Rent All Co. Ltd.	100	3,023
Nissan Chemical Industries Co. Ltd.	1,300	40,292
Nissan Motor Co. Ltd.	29,500	281,004
Nissan Shatai Co. Ltd.	700	6,581
Nissha Printing Co. Ltd.	200	4,973
Nisshin Oillio Group Ltd.	1,000	5,921
Nisshin Seifun Group, Inc.	3,500	53,658
Nisshin Steel Co. Ltd.	400	4,887
Nisshinbo Holdings, Inc.	1,800	18,392
Nissin Electric Co. Ltd.	400	4,729
Nissin Food Holdings Co. Ltd.	700	40,063
Nissin Kogyo Co. Ltd.	200	3,434
Nitori Holdings Co. Ltd.	1,000	130,164
Nitta Corp.	100	2,826
Nitto Boseki Co. Ltd.	1,000	5,050
Nitto Denko Corp.	2,200	165,560
Nitto Kogyo Corp.	500	7,199
NKSJ Holdings, Inc.	4,700	177,333
Noevir Holdings Co. Ltd.	100	4,118
NOF Corp.	2,000	22,534
NOK Corp.	1,100	26,159
NOMURA Co. Ltd.	500	9,558
Nomura Holdings, Inc.	47,700	286,659
Nomura Real Estate Holdings, Inc.	1,500	25,338
Nomura Real Estate Master Fund, Inc.	51	73,521
Nomura Research Institute Ltd.	1,870	65,087
Noritz Corp.	100	1,946
North Pacific Bank Ltd.	5,300	20,206
NS Solutions Corp.	300	6,566
NSD Co. Ltd.	1,200	19,549
NSK Ltd.	5,400	73,631
NTN Corp.	5,000	25,432
NTT Data Corp.	1,700	78,843
NTT DOCOMO, Inc.	16,900	408,931
NTT Urban Development Co.	1,000	9,015
Obara Group, Inc.	100	4,566
Obayashi Corp.	7,600	73,699
OBIC Business Consultants Ltd.	100	4,916
OBIC Co. Ltd.	1,000	54,003
Odakyu Electric Railway Co. Ltd.	4,300	83,396
Ogaki Kyoritsu Bank Ltd.	3,000	8,746
Ohsho Food Service Corp.	100	3,727
Oiles Corp.	100	1,817
Oji Holdings Corp.	10,000	48,352
Okamoto Industries, Inc.	1,000	10,837
Okamura Corp.	800	7,076
Okasan Securities Group, Inc.	1,000	5,822
Oki Electric Industry Co. Ltd.	1,100	16,420
Okuma Corp.	1,000	10,469
Okumura Corp.	1,000	6,181
Olympus Corp.	3,400	130,845
OMRON Corp.	2,600	108,805
Ono Pharmaceutical Co. Ltd.	5,600	115,391
Onward Holdings Co. Ltd.	1,000	7,437
Open House Co. Ltd.	700	17,168
Optex Group Co. Ltd.	100	2,772
Oracle Corp. Japan	500	28,796
Orient Corp. (a)	7,300	13,032
Oriental Land Co. Ltd.	2,600	149,271
ORIX Corp.	16,700	254,826
ORIX JREIT, Inc.	38	60,268
Osaka Gas Co. Ltd.	22,000	82,356
OSG Corp.	2,300	47,351
Otsuka Corp.	600	32,133
Otsuka Holdings Co. Ltd.	4,800	220,763
Outsourcing, Inc.	100	3,835
Pacific Industrial Co. Ltd.	200	2,808
Pacific Metals Co. Ltd. (a)	1,000	3,247
PALTAC Corp.	400	11,805
PanaHome Corp.	1,000	11,097
Panasonic Corp.	28,900	345,593
Paramount Bed Holdings Co. Ltd.	100	4,194
Park24 Co. Ltd.	1,600	41,265
Penta-Ocean Construction Co. Ltd.	3,500	17,708
PeptiDream, Inc. (a)	500	29,917
Pigeon Corp.	1,300	40,233
Pilot Corp.	200	8,118
Piolax, Inc.	300	6,895
Pioneer Corp. (a)	5,000	9,015
Plenus Co. Ltd.	100	2,094
Pola Orbis Holdings, Inc.	1,400	32,251
Premier Investment Corp.	17	18,285
Press Kogyo Co. Ltd.	500	2,422
Pressance Corp.	200	2,311
Prestige International, Inc.	800	7,184
Prima Meat Packers Ltd.	1,000	4,611
Raito Kogyo Co. Ltd.	200	1,988
Rakuten, Inc.	10,800	110,543
Recruit Holdings Co. Ltd.	4,400	222,220
Relia, Inc.	200	1,975
Relo Holdings Corp.	1,000	16,416
Rengo Co. Ltd.	2,500	15,116
Resona Holdings, Inc.	29,300	162,908
Resorttrust, Inc.	1,100	18,926
Ricoh Co. Ltd.	10,100	84,080
Ricoh Leasing Co. Ltd.	300	9,715
Ringer Hut Co. Ltd.	100	2,050
Rinnai Corp.	500	41,534
Riso Kagaku Corp.	100	1,759
ROHM Co. Ltd.	1,000	70,150
Rohto Pharmaceutical Co. Ltd.	1,500	27,975
Round One Corp.	200	1,708
Royal Holdings Co. Ltd.	100	1,960
Ryobi Ltd.	1,000	4,396
Ryohin Keikaku Co. Ltd.	300	67,656
Ryosan Co. Ltd.	200	6,540
Saizeriya Co. Ltd.	600	16,847
Sakata INX Corp.	200	2,824
Sakata Seed Corp.	700	22,072
San-A Co. Ltd.	300	13,644
San-Ai Oil Co. Ltd.	800	6,789
Sanden Holdings Corp.	1,000	3,104
Sangetsu Corp.	1,000	17,636
Sanken Electric Co. Ltd. (a)	1,000	4,593
Sankyo Co. Ltd. (Gunma)	600	20,911
Sankyo Tateyama, Inc.	400	5,849
Sankyu, Inc.	4,000	25,441
Sanrio Co. Ltd.	900	16,446
Santen Pharmaceutical Co. Ltd.	4,200	59,039
Sanwa Holdings Corp.	3,200	32,237
Sanyo Chemical Industries Ltd.	100	4,485
Sanyo Special Steel Co. Ltd.	1,000	5,499
Sapporo Breweries Ltd.	1,200	33,532
Sato Holding Corp.	100	2,283
Sawai Pharmaceutical Co. Ltd.	500	27,316
SBI Holdings, Inc. Japan	3,200	44,351
Screen Holdings Co. Ltd.	500	36,286
SCSK Corp.	700	28,163
Secom Co. Ltd.	2,500	181,341
Sega Sammy Holdings, Inc.	2,400	32,230
Seibu Holdings, Inc.	2,100	36,659
Seikagaku Corp.	2,100	33,495
Seiko Epson Corp.	3,600	73,631
Seiko Holdings Corp.	1,000	4,162
Seino Holdings Co. Ltd.	2,100	24,320
Seiren Co. Ltd.	700	10,386
Sekisui Chemical Co. Ltd.	6,200	104,005
Sekisui House (REIT), Inc.	36	45,955
Sekisui House Ltd.	7,800	129,411
Sekisui House SI Residential Investment Corp.	33	34,813
Sekisui Jushi Corp.	100	1,762
SENKO Co. Ltd.	500	3,256
Senshu Ikeda Holdings, Inc.	1,600	6,746
Septeni Holdings Co. Ltd.	1,000	3,490
Seria Co. Ltd.	400	17,941
Seven & i Holdings Co. Ltd.	9,600	405,616
Seven Bank Ltd.	6,800	22,814
Sharp Corp. (a)	18,000	65,278
Shibuya Corp.	200	5,321
Shiga Bank Ltd.	5,000	26,105
Shikoku Electric Power Co., Inc.	2,400	28,828
Shima Seiki Manufacturing Ltd.	300	10,872
Shimachu Co. Ltd.	500	11,559
Shimadzu Corp.	3,400	57,645
Shimamura Co. Ltd.	500	68,446
SHIMANO, Inc.	1,000	152,770
SHIMIZU Corp.	7,000	67,127
Shin-Etsu Chemical Co. Ltd.	4,800	416,983
Shinko Electric Industries Co. Ltd.	300	2,142
Shinmaywa Industries Ltd.	1,000	8,423
Shinsei Bank Ltd.	21,000	39,184
Shionogi & Co. Ltd.	3,900	200,571
Ship Healthcare Holdings, Inc.	800	21,508
Shiseido Co. Ltd.	4,500	121,749
Shizuoka Bank Ltd.	7,000	59,027
Shizuoka Gas Co. Ltd.	300	2,037
SHO-BOND Holdings Co. Ltd.	400	18,300
Shochiku Co. Ltd.	1,000	11,402
Showa Corp.	500	4,261
Showa Denko K.K.	1,700	32,452
Showa Sangyo Co. Ltd.	1,000	5,355
Showa Shell Sekiyu K.K.	2,200	21,255
Siix Corp.	100	3,987
Sintokogio Ltd.	600	5,221
SKY Perfect JSAT Holdings, Inc.	3,000	13,752
Skylark Co. Ltd.	1,700	25,712
SMC Corp.	700	197,111
SMS Co., Ltd.	400	10,646
Sodick Co. Ltd.	600	5,845
SoftBank Corp.	10,600	804,039
Sohgo Security Services Co., Ltd.	800	34,914
Sojitz Corp.	15,700	39,857
Sony Corp.	16,400	562,755
Sony Financial Holdings, Inc.	2,800	46,518
Sosei Group Corp. (a)	200	20,543
Sotetsu Holdings, Inc.	4,000	18,587
Square Enix Holdings Co. Ltd.	1,000	28,796
St. Marc Holdings Co. Ltd.	100	3,046
Stanley Electric Co. Ltd.	2,300	67,262
Star Micronics Co. Ltd.	200	3,346
Start Today Co. Ltd.	2,300	49,105
Starts Corp., Inc.	500	11,065
Subaru Corp.	8,200	309,831
Sugi Holdings Co. Ltd.	600	29,765
Sumco Corp.	2,700	47,206
Sumitomo Bakelite Co. Ltd.	3,000	19,269
Sumitomo Chemical Co. Ltd.	22,000	124,135
Sumitomo Corp.	14,600	194,950
Sumitomo Electric Industries Ltd.	9,100	148,286
Sumitomo Forestry Co. Ltd.	1,600	24,472
Sumitomo Heavy Industries Ltd.	9,000	62,732
Sumitomo Metal Mining Co. Ltd.	6,000	81,355
Sumitomo Mitsui Construction Co. Ltd.	15,300	16,607
Sumitomo Mitsui Financial Group, Inc.	17,100	634,934
Sumitomo Mitsui Trust Holdings, Inc.	3,900	133,539
Sumitomo Osaka Cement Co. Ltd.	5,000	21,709
Sumitomo Real Estate Sales Co. Ltd.	100	3,220
Sumitomo Realty & Development Co. Ltd.	5,000	134,828
Sumitomo Riko Co. Ltd.	500	5,091
Sumitomo Rubber Industries Ltd.	3,500	62,920
Sumitomo Seika Chemicals Co. Ltd.	100	4,261
Sundrug Co. Ltd.	1,100	38,583
Suntory Beverage & Food Ltd.	2,100	94,614
Suzuken Co. Ltd.	900	29,751
Suzuki Motor Corp.	4,100	171,098
Sysmex Corp.	2,000	121,642
T&D Holdings, Inc.	7,400	109,764
Tachi-S Co. Ltd.	1,100	21,077
Tadano Ltd.	1,300	16,770
Taiheiyo Cement Corp.	13,000	43,265
Taikisha Ltd.	900	22,412
Taisei Corp.	14,000	106,750
Taisho Pharmaceutical Holdings Co. Ltd.	600	49,303
Taiyo Holdings Co. Ltd.	500	22,337
Taiyo Nippon Sanso Corp.	1,600	19,104
Taiyo Yuden Co. Ltd.	1,500	18,287
Takara Bio, Inc.	700	9,626
Takara Holdings, Inc.	2,100	22,512
Takara Leben Co. Ltd.	300	1,410
Takara Standard Co. Ltd.	1,200	19,904
Takasago International Corp.	100	3,328
Takasago Thermal Engineering Co. Ltd.	500	7,742
Takashimaya Co. Ltd.	5,000	46,019
Takeda Pharmaceutical Co. Ltd.	8,800	421,705
Takeuchi Manufacturing Co. Ltd.	200	3,547
Takuma Co. Ltd.	600	6,227
Tamron Co. Ltd.	300	5,611
TDK Corp.	1,700	105,225
TechnoPro Holdings, Inc. (a)	300	11,734
TECMO KOEI HOLDINGS CO., LTD.	400	8,109
Teijin Ltd.	2,200	42,609
Tekken Corp.	1,000	2,960
Temp Holdings Co., Ltd.	1,800	33,877
Terumo Corp.	4,000	145,862
The Aichi Bank Ltd.	100	5,517
The Aomori Bank Ltd.	1,000	3,481
The Awa Bank Ltd.	3,000	19,807
The Bank of Iwate Ltd.	100	4,091
The Bank of Okinawa Ltd.	500	19,287
The Bank of Saga Ltd.	3,000	7,993
The Chugoku Bank Ltd.	3,200	47,480
The Daishi Bank Ltd., Niigata	3,000	12,030
The Eighteenth Bank Ltd.	1,000	3,068
The Hachijuni Bank Ltd.	6,700	39,548
The Hokkoku Bank Ltd.	5,000	18,749
The Hokuetsu Bank Ltd.	100	2,449
The Hyakugo Bank Ltd.	7,000	28,257
The Keiyo Bank Ltd.	6,000	26,105
The Kiyo Bank Ltd.	1,800	28,096
The Miyazaki Bank Ltd.	1,000	3,068
The Musashino Bank Ltd.	900	26,158
The Nanto Bank Ltd.	500	18,906
The Oita Bank Ltd.	1,000	3,866
The Okinawa Electric Power Co., Inc.	1,300	31,708
The Pack Corp.	300	8,450
The San-In Godo Bank Ltd.	1,200	9,753
The Shikoku Bank Ltd.	1,000	2,880
The Sumitomo Warehouse Co. Ltd.	1,000	6,064
The Suruga Bank Ltd.	2,000	41,785
The Tochigi Bank Ltd.	400	1,909
The Toho Bank Ltd.	1,000	3,669
The Towa Bank Ltd.	14,000	14,568
The Yamagata Bank Ltd.	1,000	4,476
The Yamanashi Chuo Bank Ltd.	1,000	4,414
THK Co. Ltd.	1,400	36,057
TKC Corp.	100	2,718
Toagosei Co. Ltd.	1,600	18,788
Tobu Railway Co. Ltd.	11,000	55,752
Toc Co. Ltd.	200	1,817
Toda Corp.	3,000	18,515
Toei Co. Ltd.	1,000	8,657
Toho Co. Ltd.	1,400	40,126
Toho Gas Co. Ltd.	7,000	50,047
Toho Holdings Co. Ltd.	1,200	26,051
Toho Zinc Co. Ltd.	1,000	4,423
Tohoku Electric Power Co., Inc.	6,500	86,647
Tokai Carbon Co. Ltd.	2,600	11,382
TOKAI Holdings Corp.	300	2,309
Tokai Rika Co. Ltd.	400	7,431
Tokai Tokyo Financial Holdings	3,400	17,202
Token Corp.	100	7,912
Tokio Marine Holdings, Inc.	8,500	357,766
Tokushu Tokai Paper Co. Ltd.	400	14,748
Tokuyama Corp. (a)	4,000	19,699
Tokyo Broadcasting System Holding	700	12,421
Tokyo Century Corp.	700	24,113
Tokyo Dome Corp.	800	7,392
Tokyo Electric Power Co., Inc. (a)	18,900	73,413
Tokyo Electron Ltd.	2,000	232,608
Tokyo Gas Co. Ltd.	23,000	106,773
Tokyo Ohka Kogyo Co. Ltd.	600	19,430
Tokyo Seimitsu Co. Ltd.	700	21,695
Tokyo Steel Manufacturing Co. Ltd.	1,500	11,182
Tokyo Tatemono Co. Ltd.	2,400	32,746
Tokyo TY Financial Group, Inc.	200	5,813
Tokyotokeiba Co. Ltd.	1,000	2,314
Tokyu Construction Co. Ltd.	2,500	20,386
Tokyu Corp.	15,000	107,378
Tokyu Fudosan Holdings Corp.	6,200	33,816
Tokyu REIT, Inc.	19	23,572
TOMONY Holdings, Inc.	3,900	20,711
Tomy Co. Ltd.	1,100	10,953
Topcon Corp.	1,300	22,939
Toppan Forms Co. Ltd.	300	3,025
Toppan Printing Co. Ltd.	7,000	70,392
Topre Corp.	300	7,990
Topy Industries Ltd.	100	2,723
Toray Industries, Inc.	17,000	150,381
Toridoll.corporation	100	2,409
Toshiba Corp. (a)	50,000	101,099
Toshiba Machine Co. Ltd.	1,000	4,153
Toshiba Plant Systems & Services Corp.	400	6,505
Toshiba Tec Corp. (a)	1,000	5,239
Tosho Co. Ltd.	100	4,297
Tosoh Corp.	9,000	84,530
Totetsu Kogyo Co. Ltd.	400	11,572
Toto Ltd.	2,200	83,974
Towa Pharmaceutical Co. Ltd.	100	4,988
Toyo Engineering Corp.	1,000	2,494
Toyo Ink South Carolina Holdings Co. Ltd.	1,000	4,916
Toyo Seikan Group Holdings Ltd.	1,900	31,787
Toyo Suisan Kaisha Ltd.	1,300	48,746
Toyo Tire & Rubber Co. Ltd.	1,200	21,056
Toyobo Co. Ltd.	11,000	19,439
Toyoda Gosei Co. Ltd.	1,300	34,484
Toyota Boshoku Corp.	800	16,901
Toyota Industries Corp.	1,800	89,455
Toyota Motor Corp.	33,307	1,802,601
Toyota Tsusho Corp.	2,200	69,370
TPR Co. Ltd.	100	3,368
Trancom Co. Ltd.	100	5,024
Trans Cosmos, Inc.	300	7,204
Trend Micro, Inc.	1,400	61,538
Trusco Nakayama Corp.	600	13,698
TS tech Co. Ltd.	600	15,733
TSI Holdings Co. Ltd.	300	2,002
Tsubaki Nakashima Co. Ltd.	300	5,272
Tsubakimoto Chain Co.	1,000	8,782
Tsukui Corp.	600	3,402
Tsumura & Co.	800	25,871
Tsuruha Holdings, Inc.	500	50,684
TV Asahi Corp.	100	1,850
Uacj Corp.	4,000	10,621
Ube Industries Ltd.	13,000	30,204
Ulvac, Inc.	500	23,458
Unicharm Corp.	4,700	114,196
Unipres Corp.	300	6,343
United Arrows Ltd.	400	12,379
United Super Markets Holdings, Inc.	200	1,945
United Urban Investment Corp.	58	87,670
Unitika Ltd. (a)	3,000	2,449
Universal Entertainment Corp. (a)	300	8,989
Unizo Holdings Co. Ltd.	100	2,550
Ushio, Inc.	4,000	50,235
USS Co. Ltd.	2,600	45,948
V Technology Co. Ltd.	100	15,349
Valor Holdings Co. Ltd.	400	9,559
VT Holdings Co. Ltd.	400	2,035
W-Scope Corp.	100	1,346
Wacoal Holdings Corp.	1,000	12,667
Wacom Co. Ltd.	4,200	15,560
Welcia Holdings Co. Ltd.	400	12,882
West Japan Railway Co.	1,900	126,877
Xebio Holdings Co. Ltd.	500	8,311
Yahoo! Japan Corp.	17,500	74,882
Yakult Honsha Co. Ltd.	1,200	68,248
YAMABIKO Corp.	200	2,381
Yamada Denki Co. Ltd.	9,100	47,755
Yamaguchi Financial Group, Inc.	2,000	22,139
Yamaha Corp.	1,900	52,667
Yamaha Motor Co. Ltd.	3,800	90,027
Yamato Holdings Co. Ltd.	4,700	101,547
Yamato Kogyo Co. Ltd.	800	20,008
Yamazaki Baking Co. Ltd.	1,300	27,394
Yamazen Co. Ltd.	300	2,842
Yaoko Co. Ltd.	400	15,501
Yaskawa Electric Corp.	2,700	51,566
Yodogawa Steel Works Ltd.	1,500	38,847
Yokogawa Bridge Holdings Corp.	200	2,472
Yokogawa Electric Corp.	3,700	57,122
Yokohama Reito Co. Ltd.	800	8,081
Yokohama Rubber Co. Ltd.	1,200	23,521
Yondoshi Holdings, Inc.	100	2,381
YONEX Co. Ltd.	400	4,026
Yoshinoya Holdings Co. Ltd.	500	8,168
Yuasa Trading Co. Ltd.	400	11,572
Zenkoku Hosho Co. Ltd.	500	18,076
Zenrin Co. Ltd.	100	1,881
Zensho Holdings Co. Ltd.	1,100	18,828
Zeon Corp.	2,000	22,767
ZERIA Pharmaceutical Co. Ltd.	200	3,003
Zojirushi Thermos	600	8,149

TOTAL JAPAN		47,959,793

Korea (South) - 3.2%
Advanced Process Systems Corp. (a)	72	3,297
AhnLab, Inc.	84	5,353
AMOREPACIFIC Corp.	355	91,122
AMOREPACIFIC Group, Inc.	426	49,243
Asia Pacific Systems, Inc. (a)	62	842
Asiana Airlines, Inc. (a)	685	2,713
BEP International Holdings Ltd. (a)	55	609
BGFretail Co. Ltd.	235	22,620
BS Financial Group, Inc.	7,675	64,498
Bukwang Pharmaceutical Co. Ltd.	208	3,812
Celltrion, Inc.	1,265	99,634
Cellumed Co. Ltd. (a)	3,376	1,617
CHA Biotech Co. Ltd. (a)	292	3,286
Cheil Industries, Inc.	1,019	110,625
Cheil Worldwide, Inc.	1,563	25,349
Chong Kun Dang Pharmaceutical Corp.	156	15,976
CJ CGV Co. Ltd.	141	10,597
CJ CheilJedang Corp.	119	35,671
CJ Corp.	225	36,986
CJ E&M Corp.	181	12,808
CJ O Shopping Co. Ltd.	33	5,544
Com2uS Corp.	220	23,207
Cosmax, Inc.	101	12,607
Coway Co. Ltd.	659	58,219
Daelim Industrial Co.	396	27,953
Daesang Corp.	710	14,823
Daewon Kang up Co. Ltd.	1,219	5,026
Daewoo Engineering & Construction Co. Ltd. (a)	1,110	7,113
Daou Technology, Inc.	69	1,259
DGB Financial Group Co. Ltd.	5,238	53,642
DIO Corp. (a)	21	650
Dong Suh Companies, Inc. (a)	448	12,149
Dong-A Socio Holdings Co. Ltd.	6	775
Dongbu HiTek Co. Ltd. (a)	202	3,747
Dongbu Insurance Co. Ltd.	913	54,575
Dongkuk Steel Mill Co. Ltd.	352	3,435
Dongwon Industries Co.	9	2,670
Doosan Heavy Industries & Construction Co. Ltd.	666	13,612
Doosan Infracore Co. Ltd. (a)	1,963	16,289
DuzonBizon Co. Ltd.	136	3,252
E-Mart Co. Ltd.	324	65,506
EO Technics Co. Ltd.	146	10,883
Fila Korea Ltd.	250	15,251
Foosung Co. Ltd. (a)	328	2,087
GemVax & Kael Co. Ltd. (a)	176	2,019
Genexine Co. Ltd. (a)	65	2,360
GNCO Co. Ltd. (a)	389	710
Grand Korea Leisure Co. Ltd.	182	3,472
Green Cross Corp.	342	49,304
Green Cross Holdings Corp.	407	11,663
GS Engineering & Construction Corp. (a)	720	19,810
GS Holdings Corp.	919	47,905
GS Retail Co. Ltd.	408	19,044
Halla Holdings Corp.	157	8,363
Hana Financial Group, Inc.	3,826	131,838
Hana Tour Service, Inc.	179	13,280
Handsome Co. Ltd.	125	3,445
Hanjin Kal Corp.	744	13,244
Hankook Tire Co. Ltd.	1,257	65,082
Hankook Tire Worldwide Co. Ltd.	144	2,532
Hanmi Pharm Co. Ltd.	69	18,712
Hanmi Science Co. Ltd.	337	17,982
Hanon Systems	2,263	16,829
Hansae Co. Ltd.	90	2,160
Hansol Chemical Co. Ltd.	46	3,291
Hanssem Co. Ltd.	139	26,881
Hanwha Chemical Corp.	1,422	31,438
Hanwha Corp.	386	13,555
Hanwha Life Insurance Co. Ltd.	3,351	18,116
Hanwha Techwin Co. Ltd.	548	25,049
Hite Jinro Co. Ltd.	68	1,249
HLB, Inc. (a)	873	10,590
Homecast Co. Ltd. (a)	104	827
Hotel Shilla Co.	303	13,531
Huchems Fine Chemical Corp.	136	2,774
HUGEL, Inc. (a)	34	13,928
Hyosung Corp.	311	39,367
Hyundai Department Store Co. Ltd.	262	24,873
Hyundai Elevator Co. Ltd.	72	3,943
Hyundai Engineering & Construction Co. Ltd.	1,231	52,536
Hyundai Fire & Marine Insurance Co. Ltd.	883	28,486
Hyundai Glovis Co. Ltd.	370	47,161
Hyundai Greenfood Co. Ltd.	1,111	15,626
Hyundai Heavy Industries Co. Ltd. (a)	433	62,803
Hyundai Home Shopping Network Corp.	100	10,724
Hyundai Industrial Development & Construction Co.	724	28,448
Hyundai Mipo Dockyard Co. Ltd. (a)	153	12,454
Hyundai Mobis	822	160,411
Hyundai Motor Co.	2,017	255,316
Hyundai Rotem Co. Ltd. (a)	47	866
Hyundai Steel Co.	939	45,316
Hyundai Wia Corp.	236	13,464
Illinois-Yang Pharmaceutical Co. Ltd.	24	809
Industrial Bank of Korea	3,555	39,063
INNOCEAN Worldwide, Inc.	16	899
iNtRON Biotechnology, Inc. (a)	22	464
IS Dongseo Co. Ltd.	24	906
JB Financial Group Co. Ltd.	368	1,957
Jeil Pharmaceutical Co.	62	3,750
Jenax, Inc. (a)	56	1,181
JW Holdings Corp.	116	797
JW Pharmaceutical Corp.	100	3,811
Kakao Corp.	438	34,806
Kangwon Land, Inc.	2,063	65,557
KB Financial Group, Inc.	4,856	213,514
KCC Corp.	205	61,359
KEPCO Plant Service & Engineering Co. Ltd.	257	12,967
Kia Motors Corp.	3,007	92,118
Kiwoom Securities Co. Ltd.	74	5,145
Koh Young Technology, Inc.	76	3,588
Kolon Industries, Inc.	488	29,342
Kolon Life Science, Inc.	117	14,481
Komipharm International Co. Ltd. (a)	479	15,579
Korea Aerospace Industries Ltd.	773	43,352
Korea Electric Power Corp.	3,210	127,985
Korea Electric Terminal Co. Ltd.	40	2,500
Korea Express Co. Ltd. (a)	197	28,833
Korea Gas Corp.	241	9,872
Korea Investment Holdings Co. Ltd.	610	27,508
Korea Kolmar Co. Ltd.	356	25,129
Korea Petro Chemical Industries Co. Ltd. (a)	31	6,445
Korea Real Estate Investment Trust Co.	960	2,671
Korea Zinc Co. Ltd.	99	37,029
Korean Air Lines Co. Ltd. (a)	1,186	31,954
Korean Reinsurance Co.	4,291	42,623
KT Corp.	90	2,547
KT Corp. sponsored ADR	640	10,618
KT Skylife Co. Ltd.	136	1,937
KT&G Corp.	1,651	147,307
Kumho Petro Chemical Co. Ltd. (a)	424	28,364
Kumho Tire Co., Inc. (a)	1,096	7,756
Kwangju Bank Co. Ltd.	223	2,313
LG Chemical Ltd.	646	155,594
LG Corp.	1,136	67,505
LG Display Co. Ltd.	3,349	86,320
LG Electronics, Inc.	1,556	94,514
LG Fashion Corp.	209	4,584
LG Hausys Ltd.	145	12,746
LG Home Shopping, Inc.	38	6,798
LG Household & Health Care Ltd.	68	51,765
LG Innotek Co. Ltd.	173	19,998
LG International Corp.	169	4,828
LG Telecom Ltd.	1,205	15,306
LIG Insurance Co. Ltd.	307	8,825
Loen Entertainment, Inc.	14	1,082
Lotte Chemical Corp.	192	57,722
Lotte Chilsung Beverage Co. Ltd.	4	5,897
Lotte Confectionery Co. Ltd.	81	14,597
Lotte Fine Chemical Co. Ltd. (a)	386	13,063
LOTTE Hi-Mart Co. Ltd.	97	4,690
Lotte Samkang Co. Ltd.	2	1,129
Lotte Shopping Co. Ltd.	257	59,302
LS Cable Ltd.	392	22,467
LS Industrial Systems Ltd.	338	15,094
Mando Corp.	66	13,344
Medipost Co. Ltd. (a)	18	956
Medy-Tox, Inc.	53	23,304
Meritz Financial Holdings Co.	497	5,548
Meritz Fire & Marine Insurance Co. Ltd.	1,224	19,044
Meritz Securities Co. Ltd.	2,769	10,053
Mirae Asset Daewoo Co. Ltd.	4,522	35,457
Mirae Asset Life Insurance Co. Ltd.	883	4,339
NAVER Corp.	355	249,648
NCSOFT Corp.	245	77,532
Nexen Corp.	4,304	31,213
Nexen Tire Corp. (a)	309	3,708
NHN Entertainment Corp. (a)	81	4,429
Nong Shim Co. Ltd.	55	15,326
Oci Co. Ltd.	399	27,673
Orion Corp.	54	32,089
Osstem Implant Co. Ltd. (a)	126	5,848
Ottogi Corp.	19	12,309
Paradise Co. Ltd.	634	7,858
Partron Co. Ltd.	892	8,547
Poongsan Corp.	175	6,007
POSCO	893	210,878
Posco Daewoo Corp.	1,030	21,730
S&T Motiv Co. Ltd. (a)	21	831
S-Oil Corp.	491	43,032
S.M. Entertainment Co. Ltd. (a)	126	2,863
S1 Corp.	277	23,765
Samlip General Food Co. Ltd.	19	3,516
Samsung Biologics Co. Ltd.	199	30,613
Samsung Card Co. Ltd.	273	9,575
Samsung Electro-Mechanics Co. Ltd.	818	52,563
Samsung Electronics Co. Ltd.	1,224	2,400,443
Samsung Engineering Co. Ltd. (a)	1,971	21,138
Samsung Fire & Marine Insurance Co. Ltd.	480	113,080
Samsung Heavy Industries Co. Ltd.	3,474	32,981
Samsung Life Insurance Co. Ltd. (a)	1,010	97,218
Samsung SDI Co. Ltd.	826	99,837
Samsung SDS Co. Ltd.	384	46,414
Samsung Securities Co. Ltd.	2,966	90,211
Samyang Holdings Corp.	20	2,224
Sebang Global Battery Co. Ltd.	44	1,450
Seegene, Inc. (a)	124	3,886
Seoul Semiconductor Co. Ltd.	380	6,280
SFA Engineering Corp.	79	5,431
Shinhan Financial Group Co. Ltd.	5,912	246,899
Shinsegae Co. Ltd.	122	21,931
SK C&C Co. Ltd.	645	137,493
SK Chemicals Co. Ltd.	110	6,092
SK Energy Co. Ltd.	878	131,978
SK Gas Co. Ltd.	28	2,892
SK Hynix, Inc.	7,238	343,576
SK Materials Co., Ltd.	159	24,655
SK Networks Co. Ltd.	2,149	15,131
SK Telecom Co. Ltd.	361	76,222
SKC Co. Ltd.	53	1,335
Soulbrain Co. Ltd.	18	870
Ssangyong Cement Industrial Co. Ltd.	133	1,561
SsangYong Information & Communication (a)	37	71
Taekwang Industrial Co. Ltd.	2	1,566
Tong Yang Life Insurance Co. Ltd.	381	3,366
Tongyang, Inc.	451	854
Vieworks Co. Ltd.	36	2,085
ViroMed Co. Ltd. (a)	190	15,399
WONIK IPS Co. Ltd. (a)	486	11,065
Woori Bank	5,530	72,674
Woori Investment & Securities Co. Ltd.	2,549	29,577
Youngone Corp.	229	6,824
Yuhan Corp.	224	45,682
YUNGJIN Pharmaceutical Co. Ltd. (a)	1,256	9,440

TOTAL KOREA (SOUTH)		9,459,800

Luxembourg - 0.3%
ADO Properties SA	722	26,426
Aperam	1,000	50,347
ArcelorMittal SA (Netherlands) (a)	23,012	180,836
B&M European Value Retail S.A.	8,102	35,364
Braas Monier Building Group SA	299	8,221
Eurofins Scientific SA	117	57,619
Grand City Properties SA	1,743	33,103
Millicom International Cellular SA (depository receipt)	888	48,725
Pegas NONWOVENS SA	745	25,673
RTL Group SA	808	62,623
SAF-Holland SA	689	11,903
SES SA (France) (depositary receipt)	4,806	105,096
Subsea 7 SA	4,125	68,222
Tenaris SA	6,087	95,091

TOTAL LUXEMBOURG		809,249

Malaysia - 0.6%
AEON Credit Service Bhd	300	1,129
AirAsia Bhd	22,600	17,441
Alliance Financial Group Bhd	10,100	9,609
AMMB Holdings Bhd	21,000	26,510
Astro Malaysia Holdings Bhd	24,500	15,238
Axiata Group Bhd	31,576	37,461
Berjaya Sports Toto Bhd	6,300	4,078
British American Tobacco (Malaysia) Bhd	3,400	35,590
Bumi Armada Bhd	5,300	965
Bumiputra-Commerce Holdings Bhd	45,896	60,687
Bursa Malaysia Bhd	3,800	8,981
Cahya Mata Sarawak Bhd	28,900	30,291
CapitaLand Malaysia Mall Trust	4,400	1,510
Carlsberg Brewery BHD	6,000	21,147
Dialog Group Bhd	42,600	19,136
DiGi.com Bhd	44,900	53,164
Felda Global Ventures Holdings Bhd	10,500	5,152
Gamuda Bhd	20,900	25,373
Genting Bhd	30,900	70,043
Genting Malaysia Bhd	49,900	67,476
Genting Plantations Bhd	5,700	14,995
Hap Seng Consolidated Bhd	6,200	12,669
Hartalega Holdings Bhd	10,400	11,739
Hong Leong Bank Bhd	7,600	24,160
Hong Leong Credit Bhd	1,600	6,222
IGB (REIT)	19,600	7,676
IHH Healthcare Bhd	34,800	49,543
IJM Corp. Bhd	36,000	29,026
Inari Amertron Bhd	8,600	4,141
IOI Corp. Bhd	25,800	27,280
IOI Properties Group Bhd	15,875	7,570
Kossan Rubber Industries Bhd	1,200	1,578
KPJ Healthcare Bhd	900	871
Kuala Lumpur Kepong Bhd	9,400	53,096
Lafarge Malaysia Bhd	20,300	29,554
Malayan Banking Bhd	46,934	103,577
Malaysia Airports Holdings Bhd	9,600	16,807
Malaysia Building Society Bhd	9,900	2,988
Maxis Bhd	29,900	43,944
MISC Bhd	19,700	33,264
My E.G.Services Bhd	30,250	14,843
Osk Holdings Bhd	2,500	904
Petronas Chemicals Group Bhd	35,300	59,362
Petronas Dagangan Bhd	2,300	12,748
Petronas Gas Bhd	8,500	36,185
POS Malaysia & Services Holding BHD	2,300	2,760
PPB Group Bhd	6,500	25,305
Press Metal Bhd	16,020	10,813
Public Bank Bhd	32,600	149,895
QL Resources Bhd	13,500	14,772
RHB Capital Bhd	8,700	11,023
SapuraKencana Petroleum Bhd	46,400	21,378
Sime Darby Bhd	25,189	54,138
Sunway (REIT)	5,900	2,311
Sunway Bhd	2,323	1,857
Telekom Malaysia Bhd	32,300	48,067
Tenaga Nasional Bhd	40,400	129,734
TIME dotCom Bhd	3,100	6,306
Top Glove Corp. Bhd	10,100	10,633
UEM Land Holdings Bhd	9,900	2,828
UMW Holdings Bhd (a)	6,700	9,569
UOA Development Bhd	3,800	2,346
Westports Holdings Bhd	15,700	14,467
Yinson Holdings Bhd	1,400	1,080
YTL Corp. Bhd	56,800	19,234
YTL Power International Bhd	59,400	20,662

TOTAL MALAYSIA		1,674,901

Malta - 0.0%
Brait SA	3,745	23,910
Kindred Group PLC (depositary receipt)	4,032	41,812

TOTAL MALTA		65,722

Marshall Islands - 0.0%
Seaspan Corp.	665	4,682
VTTI Energy Partners LP	136	2,591

TOTAL MARSHALL ISLANDS		7,273

Mauritius - 0.0%
Golden Agri-Resources Ltd.	89,500	23,061
Mexico - 0.8%
Alfa SA de CV Series A (a)	40,400	55,518
Alsea S.A.B. de CV	7,400	26,294
America Movil S.A.B. de CV Series L	437,360	336,176
Banregio Grupo Financiero S.A.B. de CV	3,100	17,875
Bolsa Mexicana de Valores S.A.B. de CV	3,500	6,089
CEMEX S.A.B. de CV unit	167,200	153,831
Coca-Cola FEMSA S.A.B. de CV Series L	6,700	48,695
Compartamos S.A.B. de CV	12,300	20,621
Concentradora Fibra Danhos SA de CV	1,300	2,243
Concentradora Fibra Hotelera Mexicana SA de CV	2,200	1,801
Controladora Comercial Mexicana S.A.B de C.V. (a)	1,600	1,249
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	9,400	11,909
Corporacion Inmobiliaria Vesta S.A.B. de CV	8,100	11,415
El Puerto de Liverpool S.A.B. de CV Class C	2,100	16,201
Embotelladoras Arca S.A.B. de CV	4,800	35,409
Fibra Uno Administracion SA de CV	42,139	73,600
Fomento Economico Mexicano S.A.B. de CV unit	22,700	204,279
Genomma Lab Internacional SA de CV (a)	18,100	22,835
Gruma S.A.B. de CV Series B	2,545	33,984
Grupo Aeromexico S.A.B. de CV (a)	2,286	4,520
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,500	56,562
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,360	44,782
Grupo Aeroportuario Norte S.A.B. de CV	2,900	16,093
Grupo Bimbo S.A.B. de CV Series A	22,800	55,809
Grupo Carso SA de CV Series A1	10,227	47,008
Grupo Comercial Chedraui S.A.B. de CV	3,100	6,427
Grupo Financiero Banorte S.A.B. de CV Series O	30,700	177,674
Grupo Financiero Inbursa S.A.B. de CV Series O	29,600	49,985
Grupo Financiero Interacciones SA de CV	500	2,330
Grupo Financiero Santander Mexico S.A.B. de CV	26,300	47,779
Grupo Herdez S.A.B. de CV	800	1,778
Grupo Lala S.A.B. de CV	7,900	14,318
Grupo Mexico SA de CV Series B	46,200	135,886
Grupo Televisa SA de CV	30,600	148,455
Hoteles City Express S.A.B. de CV (a)	1,700	1,782
Industrias Bachoco SA de CV Series B	2,600	11,604
Industrias CH SA de CV (a)	2,000	10,750
Industrias Penoles SA de CV	1,700	41,373
Infraestructura Energetica Nova S.A.B. de CV	11,433	53,408
Kimberly-Clark de Mexico SA de CV Series A	22,800	48,664
Macquarie Mexican (REIT)	6,300	6,904
Mexichem S.A.B. de CV	12,228	33,484
Minera Frisco S.A.B. de CV (a)	4,100	2,611
OHL Mexico S.A.B. de CV	12,900	15,843
Prologis Property Mexico SA	1,900	3,227
Promotora y Operadora de Infraestructura S.A.B. de CV	4,075	43,479
Qualitas Controladora S.A.B. de CV	2,300	3,764
Telesites S.A.B. de C.V. (a)	40,900	25,637
Terrafina	6,700	11,304
Unifin Financiera SAPI de CV (a)	2,000	5,234
Wal-Mart de Mexico SA de CV Series V (a)	60,500	136,585

TOTAL MEXICO		2,345,083

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	58,000	74,193
Netherlands - 2.8%
Aalberts Industries NV	1,135	45,028
ABN AMRO Group NV GDR	3,682	96,660
Accell Group NV	348	12,130
AEGON NV	22,444	114,551
AerCap Holdings NV (a)	2,182	100,394
Airbus Group NV	7,529	609,041
Akzo Nobel NV	3,113	272,229
Altice NV:
Class A (a)	2,174	54,005
Class B (a)	3,352	83,360
AMG Advanced Metallurgical Group NV	399	10,466
Arcadis NV	598	10,361
ASM International NV (Netherlands)	676	40,684
ASML Holding NV (Netherlands)	4,787	632,777
ASR Nederland NV	907	26,829
Basic-Fit NV	130	2,273
BE Semiconductor Industries NV	484	25,286
BinckBank NV	316	1,571
Brunel International NV	60	1,020
CNH Industrial NV	13,777	152,024
COSMO Pharmaceuticals NV	81	13,139
CSM NV (exchangeable)	943	29,275
Delta Lloyd NV	5,387	30,954
Eurocommercial (Certificaten Van Aandelen) unit	386	15,000
Euronext NV	721	35,362
EXOR NV	1,335	74,965
Ferrari NV	1,446	108,763
Fiat Chrysler Automobiles NV (a)	10,997	124,462
Flow Traders (a)	209	6,439
Fugro NV (Certificaten Van Aandelen) (a)	983	14,498
Gemalto NV	1,032	57,804
Heineken Holding NV	1,125	94,250
Heineken NV (Bearer)	2,907	259,186
IMCD Group BV	638	34,366
ING Groep NV (Certificaten Van Aandelen)	50,371	821,024
Intertrust NV	626	12,547
Interxion Holding N.V. (a)	991	41,285
Kendrion NV	714	25,495
Koninklijke Ahold Delhaize NV	17,019	352,608
Koninklijke BAM Groep NV	2,574	14,485
Koninklijke Boskalis Westminster NV	1,139	41,893
Koninklijke DSM NV	2,142	153,227
Koninklijke KPN NV	44,619	128,994
Koninklijke Philips Electronics NV	11,554	398,988
Koninklijke Wessanen NV	1,072	16,015
Mobileye NV (a)	2,176	134,738
NN Group NV	3,716	123,216
Nsi NV	1,278	5,396
NXP Semiconductors NV (a)	3,722	393,602
OCI NV (a)	958	18,638
Philips Lighting NV	573	19,387
PostNL NV	4,904	24,290
QIAGEN NV (Germany)	3,371	100,797
Randstad Holding NV	1,632	97,260
Refresco Group NV	1,213	23,711
RELX NV	12,843	248,390
SBM Offshore NV	2,480	40,860
Steinhoff International Holdings NV (South Africa)	35,870	182,789
STMicroelectronics NV (France)	8,046	129,168
TKH Group NV unit	565	25,972
TomTom Group BV (a)	899	9,141
Unilever NV (Certificaten Van Aandelen) (Bearer)	21,035	1,101,929
VastNed Retail NV	1,129	42,177
Vopak NV	1,329	59,963
Wereldhave NV	309	14,231
Wolters Kluwer NV	3,829	162,625

TOTAL NETHERLANDS		8,153,993

New Zealand - 0.2%
Air New Zealand Ltd.	7,283	12,751
Argosy Property Ltd.	3,566	2,473
Auckland International Airport Ltd.	14,900	70,589
Chorus Ltd.	5,091	15,695
Contact Energy Ltd.	9,412	33,668
Fisher & Paykel Healthcare Corp.	6,454	44,623
Fletcher Building Ltd.	7,508	44,075
Freightways Ltd.	2,052	10,553
Genesis Energy Ltd.	3,981	5,836
Goodman Property Trust	5,636	4,721
Infratil Ltd.	4,552	9,220
Kiwi Property Group Ltd.	14,818	14,498
Mercury Nz Ltd.	9,218	20,348
Meridian Energy Ltd.	13,241	25,183
Metlifecare Ltd.	1,937	7,727
New Zealand Refining Co. Ltd.	2,258	3,628
Precinct Properties New Zealand Ltd.	32,328	26,747
Ryman Healthcare Group Ltd.	3,841	22,759
Sky Network Television Ltd. (a)	8,011	21,231
SKYCITY Entertainment Group Ltd.	9,228	27,625
Spark New Zealand Ltd.	27,397	69,506
Summerset Group Holdings Ltd.	1,469	5,245
The a2 Milk Co. Ltd. (a)	10,223	23,725
Trade Maine Group Ltd.	4,666	16,979
Xero Ltd. (a)	592	8,841
Z Energy Ltd.	5,722	29,269

TOTAL NEW ZEALAND		577,515

Norway - 0.5%
Akastor ASA (a)	1,713	2,534
Aker ASA (A Shares)	176	6,683
Aker Bp ASA	1,237	20,991
Aker Solutions ASA (a)	1,985	11,328
Austevoll Seafood ASA	705	5,666
B2Holding ASA	10,356	17,489
Borregaard ASA	1,689	18,983
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	6,261	5,294
DNB ASA	12,963	202,462
Entra ASA	1,334	15,304
Europris ASA	571	2,660
Gjensidige Forsikring ASA	2,146	32,967
IDEX ASA (a)	2,103	2,097
Kongsberg Automotive ASA (a)	6,068	4,445
Leroy Seafood Group ASA	448	22,520
Marine Harvest ASA	5,036	83,790
Merkantildata ASA	1,332	16,134
Nordic VLSI ASA (a)	1,393	5,581
Norsk Hydro ASA	17,755	101,327
Norway Royal Salmon ASA	133	2,447
Norwegian Air Shuttle A/S (a)	523	14,845
Ocean Yield ASA	229	1,720
Opera Software ASA	778	3,516
Orkla ASA	10,232	92,655
Petroleum Geo-Services ASA (a)	4,198	9,886
Protector Forsikring ASA	1,752	14,590
Renewable Energy Corp. ASA (a)	21,761	2,712
Salmar ASA	732	17,366
Schibsted ASA:
(A Shares)	1,442	35,857
(B Shares)	990	22,196
Skandiabanken ASA	350	3,129
Sparebanken Midt-Norge	1,230	10,243
Sparebanken Nord-Norge	530	3,503
Statoil ASA	13,387	220,469
Storebrand ASA (A Shares)	6,022	39,698
Telenor ASA	8,567	138,493
TGS Nopec Geophysical Co. ASA	1,438	31,420
Thin Film Electronics ASA (a)	2,726	1,235
XXL ASA	1,862	20,060
Yara International ASA	2,249	83,611

TOTAL NORWAY		1,347,906

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	18,358	99,250
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	2,983	35,826
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	18,820	28,820
Aboitiz Power Corp.	16,800	14,237
ABS CBN Broadcasting Corp. (depositary receipt)	1,100	1,008
Alliance Global Group, Inc.	17,400	5,135
Ayala Corp.	3,310	57,189
Ayala Land, Inc.	95,300	67,079
Bank of the Philippine Islands (BPI)	4,730	9,884
BDO Unibank, Inc.	25,763	61,593
Benpres Holdings Corp.	43,900	6,731
Bloomberry Resorts Corp. (a)	34,400	6,173
Cebu Air, Inc.	5,790	12,469
CEMEX Holdings Philippines, Inc.	12,400	1,815
Cosco Capital, Inc.	9,000	1,464
D&L Industries, Inc.	13,200	3,369
DMCI Holdings, Inc.	89,300	22,899
DoubleDragon Properties Corp. (a)	7,760	8,046
Filinvest Land, Inc.	24,000	828
First Gen Corp.	9,200	3,944
First Phillipines Holdings Corp.	6,460	9,339
Globe Telecom, Inc.	385	15,952
GT Capital Holdings, Inc.	895	22,486
International Container Terminal Services, Inc.	3,660	6,495
JG Summit Holdings, Inc.	37,940	63,698
Jollibee Food Corp.	4,910	20,560
Manila Water Co., Inc.	38,600	24,591
Megaworld Corp.	325,000	26,310
Metro Pacific Investments Corp.	198,000	25,978
Metropolitan Bank & Trust Co.	5,180	8,728
Philippine Long Distance Telephone Co.	1,480	52,234
PNOC Energy Development Corp.	167,200	20,103
Robinsons Land Corp.	24,400	12,479
Security Bank Corp.	460	1,956
SM Investments Corp.	2,550	37,016
SM Prime Holdings, Inc.	126,300	75,047
Universal Robina Corp. (a)	13,280	45,545
Vista Land & Lifescapes, Inc.	61,300	6,466

TOTAL PHILIPPINES		787,666

Poland - 0.3%
Alior Bank SA (a)	1,058	20,343
Asseco Poland SA	2,194	30,881
Bank Handlowy w Warszawie SA	351	6,782
Bank Millennium SA (a)	8,524	15,206
Bank Polska Kasa Opieki SA	1,989	72,065
Bank Zachodni WBK SA	360	33,056
BRE Bank SA (a)	205	22,882
Budimex SA	198	14,036
CD Projekt RED SA (a)	661	11,551
Ciech SA	399	7,983
Cyfrowy Polsat SA (a)	4,115	25,766
ENEA SA (a)	2,607	8,011
Energa SA	3,153	8,095
Eurocash SA	763	6,766
Globe Trade Centre SA	954	2,263
Grupa Lotos SA (a)	1,108	17,278
Jastrzebska Spolka Weglowa SA (a)	531	10,718
KGHM Polska Miedz SA (Bearer)	1,763	55,946
Kruk SA	131	9,658
LPP SA	18	32,203
Netia Holdings SA	7,446	8,446
NG2 SA	483	27,940
PKP Cargo SA (a)	161	2,652
Polish Oil & Gas Co. SA	21,858	37,302
Polska Grupa Energetyczna SA	9,028	26,834
Polski Koncern Naftowy Orlen SA	3,724	111,359
Powszechna Kasa Oszczednosci Bank SA	10,856	98,760
Powszechny Zaklad Ubezpieczen SA	6,277	69,255
Synthos SA	4,408	6,125
Tauron Polska Energia SA (a)	13,734	11,648
Telekomunikacja Polska SA	5,873	7,010
Warsaw Stock Exchange	1,335	15,624
Zaklady Azotowe w Tarnowie-Moscicach SA	855	15,080

TOTAL POLAND		849,524

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	125,578	28,015
CTT Correios de Portugal SA	2,294	13,092
Energias de Portugal SA	35,094	115,831
Galp Energia SGPS SA Class B	7,203	111,966
Jeronimo Martins SGPS SA	2,579	47,337
NOS SGPS SA	6,470	37,057
Portucel Industrial Empresa Produtora de Celulosa SA	1,969	8,335
REN - Redes Energeticas Nacionais SGPS SA	4,146	12,189
Sonae SGPS SA (a)	6,937	7,118

TOTAL PORTUGAL		380,940

Qatar - 0.2%
Barwa Real Estate Co. (a)	1,039	9,701
Doha Bank (a)	2,860	24,584
Doha Bank rights 5/9/17 (a)	128	221
Ezdan Holding Group (a)	12,442	52,279
Gulf International Services QSC (a)	100	703
Industries Qatar QSC (a)	2,196	62,901
Masraf al Rayan (a)	4,536	52,133
Medicare Group (a)	250	6,660
Qatar Electricity & Water Co. (a)	301	17,194
Qatar First Bank (a)	1,004	2,357
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	2,878	15,729
Qatar Insurance Co. SAQ	1,990	38,802
Qatar Islamic Bank (a)	964	26,739
Qatar National Bank SAQ	2,687	106,113
Qatar National Cement Co. QSC	53	1,100
Qatar Telecom (Qtel) Q.S.C. (a)	1,055	30,074
Salam International Investment Ltd. QSC (a)	4,397	12,679
The Commercial Bank of Qatar (a)	2,727	22,430
United Development Co. (a)	3,348	17,644
Vodafone Qatar QSC (a)	8,279	21,440

TOTAL QATAR		521,483

Russia - 0.7%
Acron Group (a)	159	9,356
Aeroflot - Russian Airlines (a)	6,163	19,026
Alrosa Co. Ltd. (a)	37,459	64,556
DIXY Group OJSC (a)	310	1,171
Federal Grid Co. of Unified Energy System (a)	3,171,341	10,941
Gazprom OAO (a)	131,779	316,564
Inter Rao Ues JSC (a)	540,486	38,451
LSR Group OJSC GDR (Reg. S)	4,351	14,424
Lukoil PJSC	5,204	257,863
M.video PJSC (a)	1,000	6,707
Magnit OJSC GDR (Reg. S)	3,835	134,033
Mechel Steel Group OAO sponsored ADR (a)	320	1,923
MMC Norilsk Nickel PJSC (a)	592	90,960
Mobile TeleSystems OJSC sponsored ADR	6,711	69,258
Moscow Exchange MICEX-RTS OAO (a)	17,322	35,007
Mosenergo PJSC (a)	60,000	2,463
NOVATEK OAO GDR (Reg. S)	1,111	134,653
PhosAgro OJSC GDR (Reg. S)	1,230	18,143
Rosneft Oil Co. OJSC	14,184	79,044
Rostelecom PJSC (a)	22,941	30,022
RusHydro PJSC (a)	1,213,260	19,074
Sberbank of Russia	130,113	377,921
Severstal PAO	2,280	31,079
Sistema JSFC sponsored GDR	2,256	18,973
Surgutneftegas OJSC (a)	122,066	59,844
Tatneft PAO (a)	18,307	121,235
VTB Bank OJSC (a)	63,888,802	74,866

TOTAL RUSSIA		2,037,557

Singapore - 0.9%
Accordia Golf Trust	13,000	6,932
Ascendas Hospitality Trust unit	11,400	6,364
Ascendas India Trust	5,300	4,362
Ascendas Real Estate Investment Trust	25,300	46,357
Ascott Residence Trust	12,771	10,009
Asian Pay Television Trust	3,600	1,327
Cache Logistics Trust	4,400	2,724
Cambridge Industrial Trust	15,800	6,616
CapitaCommercial Trust (REIT)	29,300	34,078
CapitaLand Ltd.	43,600	117,336
CapitaMall Trust	26,500	37,365
CapitaRetail China Trust	3,101	3,529
CDL Hospitality Trusts unit	3,900	4,327
City Developments Ltd.	4,500	34,753
ComfortDelgro Corp. Ltd.	26,500	51,970
Croesus Retail Trust	4,463	3,115
CWT Ltd.	5,600	9,179
DBS Group Holdings Ltd.	22,436	310,730
Ezion Holdings Ltd. (a)	51,300	11,015
Far East Hospitality Trust unit	12,600	5,411
First (REIT)	8,337	8,056
First Resources Ltd.	20,200	27,109
Frasers Centrepoint Trust	9,100	13,743
Frasers Commercial Trust	3,156	3,027
Frasers Logistics & Industrial Trust	5,000	3,615
Global Logistic Properties Ltd.	35,200	72,559
Hutchison Port Holdings Trust	65,900	26,690
Jardine Cycle & Carriage Ltd.	1,900	64,229
K-REIT Asia	24,314	18,447
Keppel Corp. Ltd.	22,400	104,372
Keppel DC (REIT)	6,900	6,124
Lippo Malls Indonesia Retail Trust	7,700	2,342
Macquarie MEAG Prime (REIT)	8,200	4,519
Manulife U.S. REIT	2,600	2,184
Mapletree Commercial Trust	26,523	30,279
Mapletree Greater China Commercial Trust	15,700	12,024
Mapletree Industrial (REIT)	15,800	20,243
Mapletree Logistics Trust (REIT)	14,231	11,510
MobileOne Ltd.	2,400	3,728
OUE Hospitality Trust	14,400	7,421
Oue Ltd.	6,100	8,950
Oversea-Chinese Banking Corp. Ltd.	37,700	264,438
Parkway Life REIT	1,400	2,565
Raffles Medical Group Ltd.	6,600	6,613
Rht Health Trust	33,000	22,320
Sembcorp Industries Ltd.	14,500	31,446
Sembcorp Marine Ltd.	7,800	9,100
Sheng Siong Group Ltd.	9,400	6,593
SIIC Environment Holdings Ltd. (a)	4,900	1,859
Singapore Airlines Ltd.	7,100	52,088
Singapore Airport Terminal Service Ltd.	9,800	35,703
Singapore Exchange Ltd.	9,500	50,317
Singapore Post Ltd.	36,300	35,854
Singapore Press Holdings Ltd.	40,000	99,345
Singapore Technologies Engineering Ltd.	27,700	75,141
Singapore Telecommunications Ltd.	97,700	261,531
SPH REIT	3,000	2,115
StarHub Ltd.	7,400	14,777
Suntec (REIT)	25,800	32,685
United Engineers Ltd.	15,800	32,569
United Overseas Bank Ltd.	15,830	246,999
UOL Group Ltd.	5,700	29,537
Venture Corp. Ltd.	5,200	45,407
Wilmar International Ltd.	27,400	69,620
Wing Tai Holdings Ltd.	6,800	9,199
Yangzijiang Shipbuilding Holdings Ltd.	22,400	18,438
Yanlord Land Group Ltd.	4,400	5,873
Yoma Strategic Holdings Ltd.	8,600	3,570

TOTAL SINGAPORE		2,624,372

South Africa - 1.4%
Advtech Ltd.	4,172	5,963
Aeci Ltd.	3,629	31,509
African Rainbow Minerals Ltd.	3,001	18,976
Alexander Forbes Group Holdings Ltd.	5,905	2,846
Anglo American Platinum Ltd. (a)	641	15,832
AngloGold Ashanti Ltd.	5,033	57,638
Arrowhead Properties Ltd. A linked	7,131	4,712
Ascendis Health Ltd.	1,377	2,575
Aspen Pharmacare Holdings Ltd.	4,584	95,095
Assore Ltd. (a)	679	10,962
Astral Foods Ltd.	227	2,633
Attacq Ltd. (a)	3,905	4,968
AVI Ltd.	5,061	37,015
Barclays Africa Group Ltd.	5,748	63,227
Barloworld Ltd.	2,493	22,464
Bidcorp Ltd.	4,202	89,028
Bidvest Group Ltd.	4,578	54,643
Blue Label Telecoms Ltd.	2,242	2,842
Capitec Bank Holdings Ltd.	705	40,228
Cashbuild Ltd. (a)	316	8,584
City Lodge Hotels Ltd.	140	1,558
Clicks Group Ltd.	4,485	45,049
Coronation Fund Managers Ltd.	6,216	29,485
Curro Holdings Ltd. (a)	854	2,956
DataTec Ltd.	1,703	7,399
Delta Property Fund Ltd.	3,990	2,618
Discovery Ltd.	4,641	46,466
Emira Property Fund Ltd.	32,457	34,002
EOH Holdings Ltd.	1,660	17,570
Exxaro Resources Ltd.	1,996	17,009
Famous Brands Ltd.	478	5,297
FirstRand Ltd.	39,016	145,539
Fortress Income Fund Ltd.:
Class A	24,877	32,633
Class B	1,340	3,364
Foschini Ltd.	2,624	31,342
Gold Fields Ltd. (a)	11,682	38,288
Grindrod Ltd. (a)	13,572	12,207
Growthpoint Properties Ltd.	28,260	54,178
Harmony Gold Mining Co. Ltd.	5,635	12,202
Hosken Consolidated Investment Ltd.	537	5,565
Hyprop Investments Ltd.	4,172	38,536
Impala Platinum Holdings Ltd. (a)	7,210	23,135
Imperial Holdings Ltd.	1,679	21,232
Investec Ltd.	2,950	22,108
Invicta Holdings Ltd.	553	2,264
JSE Ltd.	563	5,999
KAP Industrial Holdings Ltd.	15,169	10,636
Liberty Holdings Ltd.	893	7,183
Life Healthcare Group Holdings Ltd.	16,964	36,470
Massmart Holdings Ltd.	1,266	12,242
MMI Holdings Ltd.	13,676	23,855
Mondi Ltd.	1,436	37,258
Mpact Ltd.	4,213	9,713
Mr Price Group Ltd.	2,961	34,809
MTN Group Ltd.	20,420	193,294
Murray & Roberts Holdings Ltd.	6,685	7,003
Nampak Ltd. (a)	6,072	8,133
Naspers Ltd. Class N	5,659	1,076,067
Nedbank Group Ltd.	2,736	46,157
Netcare Ltd.	11,024	21,869
Northam Platinum Ltd. (a)	4,161	15,475
Oceana Group Ltd.	307	2,284
Omnia Holdings Ltd.	834	9,937
Peregrine Holdings Ltd.	1,032	2,053
Pick 'n Pay Stores Ltd.	5,165	24,542
Pioneer Foods Ltd.	1,333	16,444
Pretoria Portland Cement Co. Ltd. (a)	11,311	5,290
PSG Group Ltd.	961	18,197
Rand Merchant Insurance Holdings Ltd.	8,531	26,780
Rebosis Property Fund Ltd.	1,887	1,723
Redefine Properties Ltd.	76,082	62,625
Remgro Ltd.	6,463	107,287
Resilient Property Income Fund Ltd.	5,252	45,793
Reunert Ltd.	2,341	12,420
RMB Holdings Ltd.	12,237	56,168
SA Corporate Real Estate Fund	11,462	4,717
Sanlam Ltd.	19,925	105,695
Sappi Ltd.	6,542	48,611
Sasol Ltd.	6,730	206,240
Shoprite Holdings Ltd.	5,449	85,545
Sibanye Gold Ltd.	7,697	15,467
Spar Group Ltd.	2,252	30,363
Standard Bank Group Ltd.	15,394	170,899
Sun International Ltd. (a)	949	5,180
Super Group Ltd. (a)	2,952	8,122
Telkom SA Ltd.	3,309	18,516
Tiger Brands Ltd.	2,221	67,135
Tongaat Hulett Ltd.	1,330	12,017
Transaction Capital Ltd.	5,348	5,867
Trencor Ltd.	2,696	8,114
Truworths International Ltd.	6,590	42,670
Tsogo Sun Holdings Ltd.	16,839	31,690
Vodacom Group Ltd.	3,816	43,178
Vukile Property Fund Ltd.	7,656	10,885
Wilson Bayly Holmes-Ovcon Ltd.	192	2,062
Woolworths Holdings Ltd.	13,798	74,856
Zeder Investments Ltd.	15,221	8,166

TOTAL SOUTH AFRICA		4,167,443

Spain - 2.3%
Abertis Infraestructuras SA	7,459	131,220
Acerinox SA	2,019	28,195
ACS Actividades de Construccion y Servicios SA	3,040	112,689
Aena SA	729	128,644
Almirall SA	1,068	19,289
Amadeus IT Holding SA Class A	5,487	295,861
Applus Services SA	3,913	49,061
Atresmedia Corporacion de Medios de Comunicacion SA	1,314	16,503
Axiare Patrimonio SOCIMI SA	967	16,053
Azucarera Ebro Agricolas SA	992	22,184
Banco Bilbao Vizcaya Argentaria SA	86,254	691,034
Banco de Sabadell SA	69,986	134,632
Banco Popular Espanol SA (a)	47,579	33,377
Banco Santander SA (Spain)	187,414	1,222,246
Bankia SA	59,802	72,569
Bankinter SA	8,664	76,285
Bolsas Y Mercados Espanoles	1,165	41,751
CaixaBank SA	43,796	198,853
Catalana Occidente SA	563	21,882
Cellnex Telecom Sau	2,036	35,984
Cemex Latam Holdings SA (a)	1,110	4,052
Cie Automotive SA	630	13,550
Codere SA (a)	6,384	3,616
Compania de Distribucion Integral Logista Holdings SA	686	16,402
Construcciones y Auxiliar de Ferrocarriles	610	24,512
Corporacion Financiera Alba SA	282	15,328
Distribuidora Internacional de Alimentacion SA	10,680	63,578
Enagas SA	3,466	91,179
Ence Energia y Celulosa SA	384	1,372
Endesa SA	3,393	79,963
Euskaltel, S.A.	1,664	16,924
Faes Farma SA	4,830	17,362
Ferrovial SA	6,179	131,486
Fomento Construcciones y Contratas SA (FOCSA) (a)	364	3,370
Gamesa Corporacion Tecnologica SA	3,202	69,183
Gas Natural SDG SA	3,536	79,963
Grifols SA	4,074	109,414
Grupo Acciona SA	383	31,599
Hispania Activos Inmobiliarios SA	1,415	21,363
Iberdrola SA	70,773	508,968
Inditex SA	13,597	521,503
Indra Sistemas (a)	1,396	19,138
Inmobiliaria Colonial SA	3,165	24,544
International Consolidated Airlines Group SA	10,388	75,340
Lar Espana Real Estate Socimi SA	1,518	12,567
Liberbank SA (a)	12,149	16,238
MAPFRE SA (Reg.)	15,665	54,673
Mediaset Espana Comunicacion SA	2,218	30,575
Melia Hotels International SA	499	7,409
Merlin Properties Socimi SA	4,044	47,862
Miquel y Costas & Miquel SA	58	1,792
New Hampshire Hotel Group S.A (a)	2,123	10,996
Obrascon Huarte Lain SA	1,909	8,359
Pharma Mar SA (a)	1,992	7,638
Promotora de Informaciones SA (a)	255	910
Prosegur Compania de Seguridad SA (Reg.)	3,469	22,635
Red Electrica Corporacion SA	5,771	112,472
Repsol YPF SA	15,593	246,884
Saeta Yield SA	797	7,874
Talgo SA (a)	1,181	7,090
Tecnicas Reunidas SA	280	11,087
Telefonica SA	58,085	642,417
Telepizza Group SAU	426	2,240
Tubacex SA	2,062	6,581
Vallehermoso SA (a)	2,974	7,451
Viscofan Envolturas Celulosicas SA	536	32,078
Zardoya Otis SA	3,279	30,396

TOTAL SPAIN		6,620,245

Sweden - 2.2%
AarhusKarlshamn AB	380	27,179
AF AB (B Shares)	1,812	38,133
Alfa Laval AB	4,008	82,221
Alimak Group AB	203	3,077
Arcam AB (a)	48	1,761
ASSA ABLOY AB (B Shares)	12,588	272,728
Atlas Copco AB:
(A Shares)	9,101	340,313
(B Shares)	4,318	143,620
Attendo AB	1,482	15,142
Avanza Bank Holding AB	194	7,789
Axfood AB	1,383	21,954
Bergman & Beving AB (B Shares)	315	7,219
Betsson AB (B Shares)	1,770	15,128
Bilia AB (A Shares)	414	8,297
Billerud AB	2,966	47,551
BioGaia AB	75	3,023
Boliden AB	3,679	105,170
Bonava AB	1,532	24,769
Bravida AB	2,352	16,623
Bure Equity AB	215	2,658
BYGGmax Group AB	241	1,626
Capio AB	734	4,061
Castellum AB (a)	4,432	60,696
Clas Ohlson AB (B Shares)	208	3,452
Cloetta AB	3,295	13,318
Com Hem Holding AB	1,130	14,072
Concentric AB	1,374	22,648
D. Carnegie & Co. AB (a)	152	1,845
Dios Fastigheter AB	228	1,169
Dometic Group AB	3,638	27,108
Duni AB	486	6,886
Dustin Group AB	1,681	13,902
Electrolux AB (B Shares)	3,236	96,123
Elekta AB (B Shares)	4,378	45,696
Eltel AB	115	750
Evolution Gaming Group AB	163	7,196
Fabege AB	2,351	40,505
Fastighets AB Balder (a)	1,133	25,302
Fingerprint Cards AB	3,546	14,120
Getinge AB (B Shares)	3,314	64,766
Granges AB	1,128	11,716
H&M Hennes & Mauritz AB (B Shares)	12,565	311,116
Haldex AB	927	12,454
Hemfosa Fastigheter AB	4,338	40,210
Hexagon AB (B Shares)	3,201	139,391
HEXPOL AB (B Shares)	3,484	38,725
Hoist Finance AB	741	6,965
Holmen AB (B Shares)	556	23,439
Hufvudstaden AB Series A (a)	1,173	18,382
Husqvarna AB (B Shares)	8,014	79,667
ICA Gruppen AB	912	31,137
Industrivarden AB (C Shares)	1,927	44,818
Indutrade AB	1,319	31,168
Intrum Justitia AB	948	37,675
Investment AB Oresund	100	1,829
Investor AB (B Shares)	5,238	239,448
Inwido AB	1,240	17,815
ITAB Shop Concept AB	678	5,377
JM AB (B Shares)	832	29,289
Kinnevik AB (B Shares)	2,997	79,989
Klovern AB (B Shares)	27,231	28,684
Kungsleden AB	3,049	17,074
Lifco AB	331	10,071
Lindab International AB	627	5,730
Loomis AB (B Shares)	876	31,797
Lundbergfoeretagen AB	335	24,263
Lundin Petroleum AB	2,402	45,858
Mekonomen AB	97	1,922
Modern Times Group MTG AB (B Shares)	681	22,220
Mycronic AB	1,365	13,485
NCC AB Series B	1,301	34,591
Net Entertainment NE AB	2,558	19,740
New Wave Group AB (B Shares)	582	4,123
Nibe Industrier AB (B Shares)	7,066	62,624
Nobia AB	1,989	20,581
Nobina AB	3,257	19,857
Nolato AB Series B	288	9,169
Nordax Group AB	443	2,256
Nordea Bank AB	36,366	447,528
Nordnet AB Class B	492	2,111
Pandox AB	745	12,507
Peab AB	3,464	37,858
Probi AB	251	12,596
Ratos AB (B Shares)	1,921	9,009
RaySearch Laboratories AB	121	3,033
Recipharm AB	570	7,883
Resurs Holding AB	415	2,636
Rezidor Hotel Group AB	372	1,386
Saab AB (B Shares)	662	32,826
Sandvik AB	12,736	204,471
Scandic Hotels Group AB (a)	1,001	11,273
Securitas AB (B Shares)	4,803	79,388
Skandinaviska Enskilda Banken AB (A Shares)	18,451	212,480
Skanska AB (B Shares)	4,441	106,245
SKF AB (B Shares)	5,417	119,015
SkiStar AB	101	2,161
SSAB Svenskt Stal AB:
(A Shares) (a)	2,768	12,069
(B Shares) (a)	8,432	29,959
Starbreeze AB (a)	563	1,055
Svenska Cellulosa AB (SCA) (B Shares)	7,706	255,263
Svenska Handelsbanken AB (A Shares)	19,263	273,374
Sweco AB (B Shares)	1,104	27,384
Swedbank AB (A Shares)	10,921	258,805
Swedish Match Co. AB	2,576	84,982
Swedish Orphan Biovitrum AB (a)	1,768	27,307
Tele2 AB (B Shares)	4,249	42,791
Telefonaktiebolaget LM Ericsson (B Shares)	38,009	246,938
TeliaSonera AB	32,507	132,347
Thule Group AB	1,564	27,140
Tobii AB (a)	723	3,975
Trelleborg AB (B Shares)	2,782	65,394
Vitrolife AB	67	3,820
Volvo AB (B Shares)	20,161	329,822
Wallenstam AB (B Shares)	2,507	21,370
Wihlborgs Fastigheter AB	606	11,809

TOTAL SWEDEN		6,384,261

Switzerland - 5.7%
ABB Ltd. (Reg.)	24,505	600,477
Actelion Ltd.	1,199	320,055
Adecco SA (Reg.)	2,173	161,392
AFG Arbonia-Forster-Holding AG (a)	353	6,563
Allreal Holding AG	151	25,981
APG SGA SA	5	2,392
Aryzta AG	1,319	42,831
Ascom Holding AG (Reg.)	772	14,587
Autoneum Holding AG	13	3,841
Baloise Holdings AG	527	77,276
Banque Cantonale Vaudoise	50	36,231
Barry Callebaut AG (a)	25	34,322
Basilea Pharmaceutica AG (a)	172	14,650
Bell AG	8	3,435
BKW AG	153	8,288
Bobst Group SA	58	5,876
Bossard Holding AG	85	16,932
Bucher Industries AG	102	32,881
Burckhardt Compression Holding AG	24	7,363
Burkhalter Holding AG	21	3,166
Cembra Money Bank AG	1,038	88,569
Clariant AG (Reg.)	4,322	87,526
Coca-Cola HBC AG	2,361	65,502
Comet Holding AG	110	14,692
Compagnie Financiere Richemont SA Series A	6,821	569,953
Credit Suisse Group AG	26,223	399,926
Daetwyler Holdings AG	208	35,203
Dufry AG (a)	689	112,871
EFG International	430	2,727
Emmi AG	16	11,690
Ems-Chemie Holding AG	86	53,890
Flughafen Zuerich AG	302	66,531
Forbo Holding AG (Reg.)	15	24,588
Galenica AG	51	55,408
GAM Holding Ltd.	1,927	24,693
Geberit AG (Reg.)	422	192,211
Georg Fischer AG (Reg.)	51	48,078
Givaudan SA	124	238,903
Helvetia Holding AG (Reg.)	78	43,312
Huber+Suhner AG	427	28,753
Implenia AG	208	15,971
INFICON Holding AG	12	6,302
Intershop Holding AG	12	5,780
Julius Baer Group Ltd.	2,907	151,590
Kaba Holding AG (B Shares) (Reg.)	48	41,126
Kardex AG	92	10,134
Komax Holding AG (Reg.)	49	13,075
Kudelski SA (Bearer)	453	7,854
Kuehne & Nagel International AG	786	118,808
Lafargeholcim Ltd. (Reg.)	5,570	315,727
Leonteq AG	74	3,269
Lindt & Spruengli AG	1	66,442
Lindt & Spruengli AG (participation certificate)	18	101,216
Logitech International SA (Reg.)	2,089	69,808
Lonza Group AG	702	143,575
Meyer Burger Technology AG (a)	5,000	4,121
Mobimo Holding AG	93	25,003
Nestle SA (Reg. S)	39,409	3,035,277
Novartis AG	28,766	2,214,553
OC Oerlikon Corp. AG (Reg.)	3,022	36,294
Oriflame Holding AG	600	24,590
Orior AG	98	7,520
Panalpina Welttransport Holding AG	199	26,340
Pargesa Holding SA	413	30,861
Partners Group Holding AG	191	115,464
PSP Swiss Property AG	513	45,990
Rieter Holding AG (Reg.)	126	27,961
Roche Holding AG (participation certificate)	9,072	2,373,820
Santhera Pharmaceuticals Holding AG (a)	205	14,731
Schindler Holding AG:
(participation certificate)	353	72,126
(Reg.)	373	74,075
Schmolz & Bickenbach AG (a)	6,294	5,756
Schweiter Technologies AG	16	19,232
SFS Group AG	153	15,269
SGS SA (Reg.)	73	164,268
Siegfried Holding AG	122	34,883
Sika AG	26	165,930
Sonova Holding AG Class B	747	110,436
St.Galler Kantonalbank AG	125	54,271
Straumann Holding AG	114	60,151
Sulzer AG (Reg.)	198	23,103
Sunrise Communications Group AG	488	36,269
Swatch Group AG (Bearer)	341	136,503
Swatch Group AG (Bearer) (Reg.)	869	67,424
Swiss Life Holding AG	431	140,259
Swiss Prime Site AG	1,113	96,479
Swiss Re Ltd.	3,950	343,789
Swisscom AG	302	131,727
Syngenta AG (Switzerland)	1,178	547,456
Tecan Group AG	152	25,939
Temenos Group AG	683	59,136
u-blox Holding AG	126	27,923
UBS Group AG	47,283	807,850
Valiant Holding AG	250	28,693
Valora Holding AG	26	8,924
VAT Group AG	179	22,991
Vontobel Holdings AG	190	11,190
VZ Holding AG	18	5,007
Ypsomed Holding AG	32	6,159
Zehnder Group AG	53	1,795
Zurich Insurance Group AG	1,942	537,426
ZZ Holding AG	46	45,468

TOTAL SWITZERLAND		16,524,674

Taiwan - 2.8%
A-DATA Technology Co. Ltd.	1,000	2,366
Accton Technology Corp.	4,000	9,066
Acer, Inc.	22,000	10,373
Advanced Ceramic X Corp.	1,000	10,505
Advanced Semiconductor Engineering, Inc.	95,436	119,403
Advantech Co. Ltd.	5,000	40,367
AmTRAN Technology Co. Ltd.	4,000	2,905
Asia Cement Corp.	29,000	28,594
Asia Pacific Telecom Co. Ltd. (a)	33,000	10,613
ASPEED Tech, Inc.	1,000	19,389
ASUSTeK Computer, Inc.	12,000	117,725
AU Optronics Corp.	99,000	41,074
Bank of Kaohsiung Co. Ltd.	14,728	4,727
Capital Securities Corp.	7,000	2,314
Catcher Technology Co. Ltd.	10,000	102,571
Cathay Financial Holding Co. Ltd.	96,000	153,737
Chang Hwa Commercial Bank	64,240	37,197
Cheng Shin Rubber Industry Co. Ltd.	22,000	45,350
Cheng Uei Precision Industries Co. Ltd.	3,000	4,204
Chicony Electronics Co. Ltd.	12,005	31,618
Chin-Poon Industrial Co. Ltd.	6,000	12,229
China Airlines Ltd.	41,000	12,684
China Bills Finance Corp.	4,000	1,959
China Development Finance Holding Corp.	279,000	76,805
China Life Insurance Co. Ltd.	40,120	37,302
China Motor Co. Ltd.	3,000	2,725
China Petrochemical Development Corp. (a)	37,000	13,956
China Steel Chemical Corp.	1,000	3,954
China Steel Corp.	172,000	137,723
China Synthetic Rubber Corp.	2,000	2,022
Chinatrust Financial Holding Co. Ltd.	249,960	155,899
Chipbond Technology Corp.	13,000	19,356
Chroma ATE, Inc.	11,000	34,358
Chunghwa Telecom Co. Ltd.	45,000	151,958
Clevo Co. Ltd.	2,000	1,830
Compal Electronics, Inc.	78,000	52,132
Compeq Manufacturing Co. Ltd.	6,000	4,407
Coretronic Corp.	2,000	2,832
CTCI Corp.	10,000	17,470
Delta Electronics, Inc.	27,000	151,871
E Ink Holdings, Inc.	12,000	12,229
E.SUN Financial Holdings Co. Ltd.	167,500	101,144
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)	10,032	1,079
ECLAT Textile Co. Ltd.	2,000	21,871
EGiS Technology, Inc. (a)	1,000	5,509
Elan Microelectronics Corp.	3,000	4,243
Elite Advanced Laser Corp.	1,000	4,401
Elite Material Co. Ltd.	4,000	15,948
eMemory Technology, Inc.	1,000	13,748
Ennoconn Corp.	1,000	10,869
EPISTAR Corp. (a)	7,000	6,948
Eternal Materials Co. Ltd.	9,160	9,790
EVA Airways Corp.	54,150	26,606
Evergreen Marine Corp. (Taiwan) (a)	14,000	6,161
Everlight Electronics Co. Ltd.	11,000	17,288
Far Eastern Department Stores Co. Ltd.	5,000	2,639
Far Eastern International Bank	51,080	15,971
Far Eastern Textile Ltd.	42,000	35,298
Far EasTone Telecommunications Co. Ltd.	23,000	56,543
Farglory Land Development Co. Ltd.	10,000	13,533
Feng Hsin Iron & Steel Co.	2,000	3,375
Feng Tay Enterprise Co. Ltd.	5,120	19,651
Firich Enterprise Co. Ltd.	1,000	1,548
First Financial Holding Co. Ltd.	97,270	59,219
FLEXium Interconnect, Inc.	2,000	7,412
Formosa Chemicals & Fibre Corp.	44,000	135,102
Formosa Petrochemical Corp.	12,000	41,889
Formosa Plastics Corp.	56,000	168,057
Formosa Taffeta Co. Ltd.	3,000	3,127
Foxconn Technology Co. Ltd.	13,010	39,603
Fubon Financial Holding Co. Ltd.	97,000	151,808
Getac Technology Corp.	2,000	2,591
Giant Manufacturing Co. Ltd.	4,000	24,154
Giga-Byte Technology Co. Ltd.	3,000	3,966
GlobalWafers Co. Ltd.	2,000	14,294
Grand Pacific Petrochemical Corp.	3,000	1,960
Grape King Bio Ltd.	1,000	6,419
Great Wall Enterprise Co. Ltd.	2,000	1,932
Greatek Electronics, Inc.	9,000	12,626
HannStar Display Corp. (a)	34,000	9,135
Highwealth Construction Corp.	11,000	18,526
HIWIN Technologies Corp.	3,020	19,235
Hon Hai Precision Industry Co. Ltd. (Foxconn)	196,000	640,731
Hota Industrial Manufacturing Co. Ltd.	3,063	13,479
Hotai Motor Co. Ltd.	7,000	80,485
HTC Corp. (a)	9,000	21,560
Hua Nan Financial Holdings Co. Ltd.	147,496	82,476
Huaku Development Co. Ltd.	1,000	2,290
Innolux Corp.	104,000	48,519
International Games Systems Co. Ltd.	1,000	6,402
Inventec Corp.	33,000	24,513
Kenda Rubber Industrial Co. Ltd.	3,060	4,921
King Slide Works Co. Ltd.	1,000	15,369
King Yuan Electronics Co. Ltd.	13,000	11,721
King's Town Bank	4,000	3,838
Kinpo Electronics, Inc.	6,000	2,243
Kinsus Interconnect Technology Corp.	2,000	5,195
LandMark Optoelectronics Corp.	1,000	8,768
Largan Precision Co. Ltd.	1,000	165,933
Lee Chang Yung Chemical Industry Corp.	5,000	7,180
Lien Hwa Industrial Corp.	2,050	1,855
Lite-On Technology Corp.	24,009	41,785
Long Chen Paper Co. Ltd.	8,000	7,200
Makalot Industrial Co. Ltd.	1,000	4,202
MediaTek, Inc.	20,000	143,599
Mega Financial Holding Co. Ltd.	121,000	97,087
Mercuries Life Insurance Co. Ltd.	4,000	2,045
Merida Industry Co. Ltd.	4,000	21,441
Merry Electronics Co. Ltd.	1,000	5,923
Micro-Star International Co. Ltd.	9,000	18,016
MiTAC Holdings Corp.	5,000	5,269
Namchow Chemical Industrial Co. Ltd.	1,000	2,018
Nan Ya Plastics Corp.	63,000	151,544
Nankang Rubber Tire Co. Ltd.	2,000	1,906
Nanya Technology Corp.	6,000	9,559
Neo Solar Power Corp. (a)	6,000	2,789
Nien Made Enterprise Co. Ltd.	2,000	20,216
Novatek Microelectronics Corp.	8,000	30,705
OBI Pharma, Inc. (a)	1,000	9,397
Oriental Union Chemical Corp.	4,000	2,978
PChome Online, Inc.	1,000	8,537
Pegatron Corp.	21,000	61,771
PharmaEngine, Inc.	1,000	6,171
PharmaEssentia Corp.	1,000	4,980
Phison Electronics Corp.	5,000	47,067
Pou Chen Corp.	37,000	51,724
Powertech Technology, Inc.	16,000	50,134
Poya International Co. Ltd.	1,000	13,632
President Chain Store Corp.	7,000	60,798
Primax Electronics Ltd.	3,000	4,993
Prince Housing & Development Corp.	6,000	2,372
Qisda Corp.	25,000	15,882
Quanta Computer, Inc.	46,000	95,126
Radiant Opto-Electronics Corp.	5,000	10,423
Realtek Semiconductor Corp.	12,000	40,499
Ruentex Development Co. Ltd. (a)	7,000	8,535
Ruentex Industries Ltd.	15,000	24,096
SerComm Corp.	1,000	2,518
Shin Kong Financial Holding Co. Ltd. (a)	118,000	31,430
Shin Zu Shing Co. Ltd.	1,000	2,769
Shinkong Insurance Co. Ltd.	2,000	1,681
Siliconware Precision Industries Co. Ltd.	32,000	51,768
Simplo Technology Co. Ltd.	6,000	20,051
SINBON Electronics Co. Ltd.	1,000	2,465
Sino-American Silicon Products, Inc.	4,000	5,797
Sinopac Holdings Co.	147,350	44,951
St.Shine Optical Co. Ltd.	1,000	19,323
Standard Foods Corp.	5,110	12,596
Synnex Technology International Corp.	21,100	22,829
Systex Corp.	1,000	2,005
Ta Chen Stainless Pipe Co. Ltd.	4,000	2,197
Taichung Commercial Bank Co. Ltd.	4,068	1,319
TaiMed Biologics, Inc. (a)	1,000	6,005
Tainan Spinning Co. Ltd.	5,000	2,300
Taishin Financial Holdings Co. Ltd.	80,506	33,163
Taiwan Business Bank	45,400	12,528
Taiwan Cement Corp.	42,000	48,777
Taiwan Cooperative Financial Holding Co. Ltd.	145,350	73,822
Taiwan Fertilizer Co. Ltd.	11,000	14,850
Taiwan Fire & Marine Insurance Co. Ltd.	3,000	1,881
Taiwan Glass Industry Corp. (a)	24,000	12,229
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	4,136
Taiwan Mobile Co. Ltd.	24,000	88,542
Taiwan Paiho Ltd.	4,000	13,301
Taiwan Secom Co.	1,000	2,915
Taiwan Semiconductor Manufacturing Co. Ltd.	318,000	2,044,998
Taiwan Shin Kong Security Co. Ltd.	2,000	2,640
Taiwan Surface Mounting Technology Co. Ltd.	3,000	2,660
Tatung Co. Ltd. (a)	30,000	10,968
TECO Electric & Machinery Co. Ltd.	49,000	48,476
Ton Yi Industrial Corp.	5,000	2,415
Tong Hsing Electronics Industries Ltd.	1,000	4,235
Tong Yang Industry Co. Ltd.	5,000	8,470
Topco Scientific Co. Ltd.	4,000	13,063
Transcend Information, Inc.	1,000	3,408
Tripod Technology Corp.	12,000	33,868
TSRC Corp.	6,000	6,859
TTY Biopharm Co. Ltd.	1,000	3,408
Tung Ho Steel Enterprise Corp.	3,000	2,417
Tung Thih Electronic Co. Ltd.	1,000	6,849
TXC Corp.	2,000	2,945
Unified-President Enterprises Corp.	67,000	123,479
Unimicron Technology Corp.	27,000	16,616
United Microelectronics Corp.	143,000	57,065
USI Corp.	5,000	2,506
Vanguard International Semiconductor Corp.	16,000	30,493
Voltronic Power Technology Corp.	1,000	14,244
Walsin Lihwa Corp.	39,000	17,485
Walsin Technology Corp.	2,000	3,825
Waterland Financial Holdings Co. Ltd.	17,000	5,203
Wei-Chuan Food Corp. (a)	2,000	1,224
Win Semiconductors Corp.	3,389	15,082
Winbond Electronics Corp.	60,000	33,848
Wistron Corp.	38,089	35,918
Wistron NeWeb Corp.	2,000	5,731
WPG Holding Co. Ltd.	27,000	34,171
WT Microelectronics Co. Ltd.	2,000	2,865
Yageo Corp.	11,000	38,762
Yieh Phui Enterprise Co. (a)	5,000	2,043
Yuanta Financial Holding Co. Ltd.	186,000	79,390
Yuen Foong Yu Paper Manufacturing Co.	4,000	1,416
Yulon Motor Co. Ltd.	12,000	10,839
Yungtay Engineering Co. Ltd.	1,000	1,654

TOTAL TAIWAN		8,316,600

Thailand - 0.5%
Advanced Info Service PCL	4,200	21,243
Advanced Info Service PCL (For. Reg.)	11,700	59,176
Airports of Thailand PCL (For. Reg.)	60,900	70,845
Asia Plus Group Holdings PCL	15,000	1,517
Bangchak Petroleum PCL (For. Reg.)	6,300	5,827
Bangkok Airways PCL	5,500	3,227
Bangkok Bank PCL (For. Reg.)	7,000	37,832
Bangkok Chain Hospital PCL	5,500	2,082
Bangkok Dusit Medical Services PCL (For. Reg.)	44,600	26,167
Bangkok Expressway and Metro PCL	101,000	21,017
Bangkok Land PCL	52,700	2,848
Banpu PCL (For. Reg.)	29,500	16,370
Beauty Community PCL	9,600	2,733
BEC World PCL (For. Reg.)	4,400	2,378
Berli Jucker PCL	15,700	19,738
Berli Jucker PCL (For. Reg)	10,000	12,572
BTS Group Holdings PCL	109,600	26,925
Bumrungrad Hospital PCL (For. Reg.)	4,800	24,347
C.P. ALL PCL (For. Reg.)	68,100	120,061
Carabao Group PCL	1,000	1,900
Central Pattana PCL (For. Reg.)	17,200	29,827
CH. Karnchang PCL	2,700	2,126
Charoen Pokphand Foods PCL (For. Reg.)	55,300	42,754
Chularat Hospital PCL	25,300	1,740
Delta Electronics PCL (For. Reg.)	7,400	19,676
Dynasty Ceramic PCL (For. Reg.)	17,900	2,100
Electricity Generating PCL (For. Reg.)	1,900	12,081
Energy Absolute PCL	15,900	12,408
Energy Earth PCL	7,600	953
Esso Thailand PCL (a)	18,200	6,154
Global Power Synergy Public Co. Ltd.	2,000	1,994
Glow Energy PCL (For. Reg.)	7,900	18,723
Group Lease PCL	1,700	1,096
Gunkul Engineering PCL	22,283	3,040
Hana Microelectronics PCL (For. Reg.)	12,900	15,845
Home Product Center PCL (For. Reg.)	30,900	8,663
Indorama Ventures PCL (For. Reg.)	18,100	19,225
IRPC PCL (For. Reg.)	290,300	46,985
Jasmine International Public Co. Ltd.	25,200	6,264
Kasikornbank PCL	4,300	22,991
Kasikornbank PCL (For. Reg.)	19,600	104,798
KCE Electronics PCL	6,600	20,315
Kiatnakin Bank PCL (For. Reg.)	3,600	7,101
Krung Thai Bank PCL (For. Reg.)	66,700	38,169
Krungthai Card PCL (For. Reg.)	500	1,958
Major Cineplex Group PCL (For. Reg.)	1,400	1,416
Minor International PCL (For. Reg.)	34,400	37,035
Muangthai Leasing PCL	2,900	2,514
PTG Energy PCL	6,300	4,115
PTT Exploration and Production PCL (For. Reg.)	16,500	46,376
PTT Global Chemical PCL (For. Reg.)	24,300	52,673
PTT PCL (For. Reg.)	13,300	149,529
Robinsons Department Store PCL (For. Reg.)	3,700	6,684
Siam Cement PCL (For. Reg.)	4,400	67,908
Siam Commercial Bank PCL (For. Reg.)	19,600	88,370
Siam Global House PCL	4,935	2,325
Sino-Thai Engineering & Construction PCL (For. Reg.)	16,300	11,448
SPCG Public Co. Ltd.	18,900	11,362
Sri Trang Agro-Industry PCL	14,800	7,699
Srisawad Power 1979 PCL	5,096	6,517
Supalai PCL (For. Reg.)	3,500	2,488
Superblock Public Co. Ltd. (a)	93,600	4,085
Thai Airways International PCL (For. Reg.) (a)	8,100	4,003
Thai Oil PCL (For. Reg.)	10,700	24,121
Thai Union Frozen Products PCL	26,600	16,375
Thai Union Frozen Products PCL (For. Reg.)	14,700	9,049
Thai Vegetable Oil PCL	1,800	1,899
Thanachart Capital PCL (For. Reg.)	7,300	9,969
TISCO Financial Group PCL	1,400	3,085
TMB PCL (For. Reg.)	133,300	8,784
True Corp. PCL (For. Reg.)	117,900	22,319
TThai Tap Water Supply PCL	5,000	1,517
Vibhavadi Medical Center PCL	86,900	7,183
WHA Corp. PCL	25,000	2,269
WHA Corp. PCL (a)	207,000	18,786

TOTAL THAILAND		1,557,694

Turkey - 0.2%
Akbank T.A.S.	23,428	62,726
Akcansa Cimento A/S	294	1,017
Albaraka Turk Katilim Bankasi A/S	3,589	1,253
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,054	22,850
Anadolu Sigoria (a)	2,500	1,760
Arcelik A/S	3,361	22,426
Aygaz A/S	428	1,707
Bim Birlesik Magazalar A/S JSC	2,672	43,669
Cimsa Cimento Sanayi Ve Ticaret A/S	254	1,072
Coca-Cola Icecek Sanayi A/S	764	7,769
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,292	23,497
Eregli Demir ve Celik Fabrikalari T.A.S.	19,779	36,251
Ford Otomotiv Sanayi A/S	373	4,148
Haci Omer Sabanci Holding A/S	12,344	36,768
Koc Holding A/S	16,957	79,726
NET Holding A/S (a)	1,018	731
Petkim Petrokimya Holding A/S	11,371	15,719
Soda Sanayii AS	1,067	1,926
TAV Havalimanlari Holding A/S	1,121	4,671
Tekfen Holding A/S	626	1,614
Tofas Turk Otomobil Fabrikasi A/S	1,179	9,819
Tupras Turkiye Petrol Rafinelleri A/S	1,487	37,469
Turk Hava Yollari AO (a)	21,057	35,925
Turk Sise ve Cam Fabrikalari A/S	3,400	4,269
Turk Telekomunikasyon A/S	4,378	7,864
Turkcell Iletisim Hizmet A/S	14,315	50,015
Turkiye Garanti Bankasi A/S	34,581	93,366
Turkiye Halk Bankasi A/S	8,736	28,973
Turkiye Is Bankasi A/S Series C	22,898	45,191
Turkiye Sinai Kalkinma Bankasi A/S	3,481	1,480
Turkiye Vakiflar Bankasi TAO	9,319	15,925
Ulker Biskuvi Sanayi A/S	5,115	29,060
Yapi ve Kredi Bankasi A/S (a)	5,922	7,186

TOTAL TURKEY		737,842

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	22,213	41,850
Air Arabia PJSC (a)	25,938	7,344
Aldar Properties PJSC	36,676	21,369
Arabtec Holding Co. (a)	71,674	17,562
Dana Gas PJSC (a)	48,405	5,799
DP World Ltd.	2,290	46,808
Dubai Islamic Bank Pakistan Ltd. (a)	14,989	23,955
Dubai Parks and Resorts PJSC (a)	83,207	21,861
Emaar Malls Group PJSC (a)	41,833	29,271
Emaar Properties PJSC	45,050	88,064
Emirates Telecommunications Corp.	19,779	93,968
Eshraq Properties Co. PJSC (a)	6,866	2,187
National Bank of Abu Dhabi PJSC (a)	22,100	66,186
Orascom Construction Ltd. (a)	364	2,148
Waha Capital PJSC (a)	6,006	3,058

TOTAL UNITED ARAB EMIRATES		471,430

United Kingdom - 11.2%
3i Group PLC	11,223	115,343
AA PLC	7,824	26,479
Abcam PLC	2,263	25,119
Aberdeen Asset Management PLC	11,464	41,426
Acacia Mining PLC	2,351	12,046
Admiral Group PLC	2,901	75,561
Advanced Medical Solutions Group PLC	2,018	6,900
Aggreko PLC	3,698	42,508
Aldermore Group PLC (a)	1,587	5,311
Allied Minds PLC (a)	3,073	6,237
Amec Foster Wheeler PLC	4,586	32,253
Amerisur Resources PLC (a)	9,213	2,894
Anglo American PLC (United Kingdom) (a)	17,184	246,271
Antofagasta PLC	5,416	58,784
AO World PLC (a)	1,982	3,466
Arrow Global Group PLC	1,312	6,224
Ashmore Group PLC	4,276	19,262
Ashtead Group PLC	6,273	132,515
ASOS PLC (a)	709	53,445
Associated British Foods PLC	4,620	168,145
Assura PLC	22,631	17,953
AstraZeneca PLC (United Kingdom)	16,431	984,043
Auto Trader Group PLC	14,119	73,349
Aveva Group PLC	1,078	28,441
Aviva PLC	52,287	355,573
Babcock International Group PLC	2,724	31,718
BAE Systems PLC	38,518	312,842
Balfour Beatty PLC	8,926	33,735
Barclays PLC	218,978	599,651
Barratt Developments PLC	13,875	104,141
BBA Aviation PLC	15,829	63,822
Beazley PLC	7,735	44,061
Bellway PLC	1,399	51,569
Berendsen PLC	1,888	20,516
Berkeley Group Holdings PLC	1,825	77,011
BGEO Group PLC	497	23,174
BHP Billiton PLC	28,815	439,291
Big Yellow Group PLC	2,006	20,110
Bodycote PLC	2,240	24,182
Booker Group PLC	25,040	62,918
Bovis Homes Group PLC	1,704	20,316
BP PLC	242,908	1,390,555
Brewin Dolphin Holding PLC	3,892	16,484
British American Tobacco PLC (United Kingdom)	23,481	1,586,455
British Land Co. PLC	15,711	133,590
Britvic PLC	3,340	28,768
BT Group PLC	109,357	431,408
BTG PLC (a)	4,849	42,738
Bunzl PLC	4,466	139,287
Burberry Group PLC	5,137	107,387
Cairn Energy PLC (a)	7,642	19,232
Capita Group PLC	8,847	63,710
Capital & Counties Properties PLC	9,115	37,283
Card Factory PLC	3,004	12,610
Carillion PLC	13,103	37,760
Carnival PLC	2,379	146,624
Carphone Warehouse Group PLC	15,580	67,701
Centrica PLC	67,200	172,247
Chemring Group PLC	2,817	6,868
Chesnara PLC	1,100	5,453
Cineworld Group PLC	2,497	22,768
Clinigen Group PLC	703	7,967
Close Brothers Group PLC	2,762	60,529
Cobham PLC	24,598	42,214
Cobham PLC rights 5/4/17 (a)	9,839	7,264
Coca-Cola European Partners PLC	2,743	103,772
Compass Group PLC	21,010	424,209
Conviviality PLC	806	3,174
Costain Group PLC	1,832	11,556
Countrywide PLC	278	611
Crest Nicholson PLC	3,080	24,075
Croda International PLC	1,717	83,706
CVS Group PLC	537	9,146
CYBG PLC (a)	13,346	48,573
Daily Mail & General Trust PLC Class A	3,212	29,766
Dairy Crest Group PLC	2,499	18,579
Dart Group PLC	677	5,336
De La Rue PLC	885	7,835
Debenhams PLC	18,859	12,506
Derwent London PLC	1,347	51,362
Diageo PLC	31,665	921,679
Dialog Semiconductor PLC (a)	1,169	54,692
Dignity PLC	603	19,470
Diploma PLC	1,629	23,399
Direct Line Insurance Group PLC	18,914	85,545
Domino's Pizza UK & IRL PLC	5,405	23,137
Drax Group PLC	4,433	18,545
DS Smith PLC	12,351	69,027
Dunelm Group PLC	2,111	16,583
easyJet PLC (a)	1,837	27,790
Electrocomponents PLC	7,549	50,745
Elementis PLC	5,690	22,419
EMIS Group PLC	1,676	20,383
Empiric Student Property PLC	4,194	5,948
EnQuest PLC (a)	7,561	3,746
Enterprise Inns PLC (a)	7,215	13,059
Equiniti Group PLC	5,288	15,119
Essentra PLC	3,258	22,850
esure Group PLC	6,609	20,972
Evraz PLC (a)	4,498	12,619
Faroe Petroleum PLC (a)	2,833	3,458
Fenner PLC	1,802	7,860
Ferrexpo PLC	1,597	3,270
Fever-Tree Drinks PLC	1,125	23,722
Firstgroup PLC (a)	19,310	34,139
Foxtons Group PLC	612	812
Fresnillo PLC	2,699	50,758
G4S PLC (United Kingdom)	18,612	73,548
Galliford Try PLC	1,448	27,006
Genus PLC	427	9,485
GKN PLC	26,191	121,748
GlaxoSmithKline PLC	62,529	1,258,575
Gocompare.com Group PLC (a)	899	1,071
Grainger Trust PLC	3,151	10,199
Great Portland Estates PLC	4,248	38,074
Greene King PLC	3,724	36,223
Greggs PLC	2,983	41,534
Halfords Group PLC	3,024	14,641
Halma PLC	5,482	74,766
Hammerson PLC	8,673	65,995
Hansteen Holdings PLC	4,785	7,673
Hargreaves Lansdown PLC	3,882	69,285
Hastings Group Holdings PLC	766	2,999
Hays PLC	16,890	37,452
Helical Bar PLC	267	1,145
Hikma Pharmaceuticals PLC	1,639	41,119
Hochschild Mining PLC	3,267	10,756
HomeServe PLC	3,882	33,637
Hostelworld Group PLC	1,535	6,123
Howden Joinery Group PLC	7,287	43,699
HSBC Holdings PLC (United Kingdom)	252,730	2,084,094
Hunting PLC	1,772	12,910
Hurricane Energy PLC (a)	15,068	11,466
Ibstock PLC	1,734	5,143
IG Group Holdings PLC	5,680	39,984
Imagination Technologies Group PLC (a)	4,835	6,309
IMI PLC	4,349	72,044
Imperial Tobacco Group PLC	12,167	595,994
Inchcape PLC	5,447	60,285
Indivior PLC	10,965	47,576
Informa PLC	13,889	115,490
Inmarsat PLC	5,814	61,560
InterContinental Hotel Group PLC	2,612	138,570
Intermediate Capital Group PLC	3,335	33,735
International Personal Finance PLC	833	1,732
Interserve PLC	750	2,244
Intertek Group PLC	2,159	113,699
Intu Properties PLC	9,527	34,020
Investec PLC	9,271	68,625
iomart Group PLC	1,226	4,792
ITE Group PLC	2,346	5,378
ITV PLC	47,801	130,015
J Sainsbury PLC	21,934	78,238
J.D. Weatherspoon PLC	1,928	24,834
Jackpotjoy PLC (a)	1,132	8,328
John David Group PLC	4,236	24,415
John Laing Group PLC	5,138	19,139
John Menzies PLC	927	8,303
John Wood Group PLC	5,332	52,451
Johnson Matthey PLC	2,697	104,061
JRP Group PLC	3,701	5,963
Jupiter Fund Management PLC	5,324	32,727
Just Eat Holding Ltd. (a)	5,599	41,843
KAZ Minerals PLC (a)	2,511	16,375
Kcom Group PLC	8,465	9,703
Keller Group PLC	1,030	12,353
Kier Group PLC	1,337	23,170
Kingfisher PLC	30,431	134,625
Ladbrokes PLC	11,507	19,509
Laird PLC	9,572	18,596
Land Securities Group PLC	9,827	140,771
Legal & General Group PLC	73,302	233,649
Lloyds Banking Group PLC	818,864	735,771
London Stock Exchange Group PLC	4,013	175,836
Londonmetric Properity PLC	4,361	9,512
Lonmin PLC (a)	1,093	1,557
Lookers PLC	2,630	4,428
Man Group PLC	25,746	51,253
Marks & Spencer Group PLC	22,685	107,713
Marshalls PLC	2,410	12,002
Mediclinic International PLC	5,035	53,540
Meggitt PLC	11,233	67,289
Melrose Industries PLC	24,611	75,387
Merlin Entertainments PLC	10,662	69,807
Metro Bank PLC (a)	658	30,076
Micro Focus International PLC	2,689	90,135
Mitchells & Butlers PLC	1,709	5,868
Mitie Group PLC	3,729	10,123
Mondi PLC	4,338	112,428
Moneysupermarket.com Group PLC	6,671	29,887
Morgan Advanced Materials PLC	2,284	9,881
N Brown Group PLC	356	1,100
National Express Group PLC Class L	5,389	24,939
National Grid PLC	46,391	600,683
NewRiver REIT PLC	1,623	7,313
NEX Group PLC	3,599	28,691
Next PLC	1,776	99,027
Northgate PLC	1,988	13,904
Nostrum Oil & Gas LP (a)	1,976	11,476
Ocado Group PLC (a)	5,121	16,648
Old Mutual PLC	59,677	149,950
OneSavings Bank PLC	947	5,376
Ophir Energy PLC (a)	10,673	11,888
Oxford Instruments PLC	615	7,886
P2P Global Investments PLC	1,277	14,183
Pagegroup PLC	4,589	29,718
Paragon Group of Companies PLC	2,300	13,924
Pearson PLC	11,213	92,493
Pennon Group PLC	4,355	48,340
Persimmon PLC	4,047	122,131
Pets At Home Group PLC	3,648	8,864
Polypipe Group PLC	2,666	13,753
Premier Foods PLC (a)	23,207	12,850
Premier Oil PLC (a)	4,370	3,523
Primary Health Properties PLC	4,020	5,897
Provident Financial PLC	1,661	68,929
Prudential PLC	33,211	737,080
PZ Cussons PLC Class L	2,946	12,767
QinetiQ Group PLC	8,984	34,187
Rank Group PLC	996	2,758
Reckitt Benckiser Group PLC	8,061	742,721
Redde PLC	3,192	7,359
Redrow PLC	2,878	21,490
RELX PLC	13,447	272,743
Renishaw PLC	439	19,417
Rentokil Initial PLC	26,452	85,309
Restore PLC	844	4,679
Rightmove PLC	1,420	76,988
Rio Tinto PLC	16,553	653,020
Rolls-Royce Holdings PLC	22,505	236,686
Rotork PLC	12,831	40,865
Royal Bank of Scotland Group PLC (a)	43,952	150,895
Royal Dutch Shell PLC:
Class A (United Kingdom)	56,133	1,457,687
Class B (United Kingdom)	47,723	1,269,765
Royal Mail PLC	12,158	63,382
RPC Group PLC	5,924	62,226
RPS Group PLC	1,810	5,960
RSA Insurance Group PLC	13,208	101,958
Safestore Holdings PLC	1,409	7,391
Saga PLC	21,069	57,197
Sage Group PLC	16,305	141,492
Savills PLC	1,593	19,168
Scapa Group PLC	1,190	6,092
Schroders PLC	1,574	64,972
Scottish & Southern Energy PLC	13,741	247,535
Segro PLC	10,981	69,079
Senior Engineering Group PLC	3,575	9,927
Serco Group PLC (a)	16,299	24,404
Severn Trent PLC	2,668	80,343
Shaftesbury PLC	4,432	53,500
Shanks Group PLC	9,432	11,911
Shawbrook Group PLC	2,183	9,670
SIG PLC	12,607	19,545
Sirius Minerals PLC (a)	43,068	14,085
SKY PLC	12,704	163,226
Smith & Nephew PLC	10,962	180,097
Smiths Group PLC	5,456	115,892
SOCO International PLC	500	947
Softcat PLC	396	2,113
Sophos Group PLC	4,349	19,056
Sound Energy PLC (a)	8,859	7,975
Spectris PLC	1,936	69,207
Spirax-Sarco Engineering PLC	829	55,833
Spire Healthcare Group PLC	3,740	16,368
Sports Direct International PLC (a)	2,158	8,572
SSP Group PLC	5,517	31,791
St. James's Place Capital PLC	7,146	106,253
St. Modwen Properties PLC	1,476	6,987
Stagecoach Group PLC	2,768	7,296
Standard Chartered PLC (United Kingdom) (a)	42,780	399,607
Standard Life PLC	25,396	119,697
Stock Spirits Group PLC	438	993
SuperGroup PLC	325	6,714
SVG Capital PLC (a)	878	8,398
Synthomer PLC	3,373	21,608
TalkTalk Telecom Group PLC	6,728	16,836
Tate & Lyle PLC	5,933	58,133
Taylor Wimpey PLC	44,354	114,895
Ted Baker PLC	549	19,874
Telecom Plus PLC	1,569	25,402
Tesco PLC (a)	99,294	235,646
The Go-Ahead Group PLC	653	14,801
The Restaurant Group PLC	3,104	14,051
The Weir Group PLC	2,874	74,113
Thomas Cook Group PLC	18,174	22,515
TORM PLC	167	1,675
Travis Perkins PLC	2,723	56,817
Tritax Big Box REIT PLC	12,673	22,980
Tritax Big Box REIT PLC rights 5/10/17 (a)	1,152	60
Tullett Prebon PLC	5,865	34,799
Tullow Oil PLC (a)	23,692	64,410
Ultra Electronics Holdings PLC	924	25,036
Unilever PLC	16,588	853,425
Unite Group PLC	4,647	38,942
United Utilities Group PLC	7,591	95,713
Vectura Group PLC (a)	8,081	14,768
Vedanta Resources PLC	611	5,472
Vesuvius PLC	2,627	18,033
Victrex PLC	1,254	31,119
Virgin Money Holdings Uk PLC	7,048	28,965
Vodafone Group PLC	338,695	872,357
WH Smith PLC	1,829	41,906
Whitbread PLC	2,480	129,608
William Hill PLC	10,735	40,808
WM Morrison Supermarkets PLC	31,935	99,228
Wolverhampton & Dudley Breweries PLC	23,336	43,191
Workspace Group PLC	1,823	20,412
Worldpay Group PLC	24,455	95,022
WS Atkins PLC	1,263	35,121
Zpg PLC	3,022	14,482

TOTAL UNITED KINGDOM		32,734,407

United States of America - 0.1%
Sohu.com, Inc. (a)	611	23,707
Southern Copper Corp.	993	35,122
Yum China Holdings, Inc.	4,980	169,918

TOTAL UNITED STATES OF AMERICA		228,747

TOTAL COMMON STOCKS
(Cost $265,441,568)		281,107,219

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Alpargatas SA (PN)	900	3,771
Banco ABC Brasil SA	3,100	17,404
Banco Bradesco SA (PN)	33,000	347,357
Banco do Estado Rio Grande do Sul SA	1,700	7,611
Bradespar SA (PN)	2,900	18,136
Braskem SA (PN-A)	1,600	17,210
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	1,000	7,215
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	2,500	56,513
Companhia de Saneamento do Parana	4,600	14,898
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)	11,500	32,173
Companhia Energetica de Sao Paulo Series B	1,900	10,835
Companhia Paranaense de Energia-Copel (PN-B)	1,300	11,947
Eletropaulo Metropolitana SA (PN-B)	1,200	5,686
Gerdau SA (PN)	13,800	42,608
Gol Linhas Aereas Inteligentes SA (PN) (a)	2,100	6,643
Itau Unibanco Holding SA	42,020	519,748
Itausa-Investimentos Itau SA (PN)	49,900	155,483
Lojas Americanas SA (PN)	2,700	14,325
Marcopolo SA (PN)	10,100	7,637
Metalurgica Gerdau SA (PN) (a)	6,500	9,420
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	47,700	209,943
Suzano Papel e Celulose SA	4,300	18,167
Telefonica Brasil SA	5,100	75,985
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	4,300	5,771
Vale SA (PN-A)	30,200	249,855

TOTAL BRAZIL		1,866,341

Chile - 0.0%
Embotelladora Andina SA Class B	5,542	22,960
Sociedad Quimica y Minera de Chile SA (PN-B)	1,577	55,757

TOTAL CHILE		78,717

Colombia - 0.0%
Bancolombia SA (PN) (a)	6,414	62,614
Grupo Aval Acciones y Valores SA	72,436	28,684
Grupo de Inversiones Suramerica SA	1,266	16,206

TOTAL COLOMBIA		107,504

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	987	81,152
Draegerwerk AG & Co. KGaA (non-vtg.)	125	13,678
Fuchs Petrolub AG	948	48,901
Henkel AG & Co. KGaA	1,733	235,970
Jungheinrich AG	469	16,333
Porsche Automobil Holding SE (Germany)	2,257	132,049
Sartorius AG (non-vtg.)	406	37,176
Sixt AG Preference Shares (a)	227	10,143
Sto SE & Co. KGaA	28	3,218
Volkswagen AG	2,598	411,907

TOTAL GERMANY		990,527

India - 0.0%
Vedanta Ltd. (a)	27,604	3,285
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	1,027	18,559
Telecom Italia SpA (Risparmio Shares)	110,982	79,245

TOTAL ITALY		97,804

Korea (South) - 0.2%
AMOREPACIFIC Corp.	269	44,928
Daishin Securities Co. Ltd.	205	1,505
Hyundai Motor Co.	129	10,467
Hyundai Motor Co. Series 2	413	36,050
LG Chemical Ltd.	55	8,799
LG Household & Health Care Ltd.	112	52,672
Samsung Electronics Co. Ltd.	288	443,797

TOTAL KOREA (SOUTH)		598,218

Panama - 0.0%
Avianca Holdings SA 0.00%	1,835	1,659
Russia - 0.1%
AK Transneft OAO (a)	21	71,084
Surgutneftegas OJSC (a)	79,003	42,340

TOTAL RUSSIA		113,424

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares)	1,597,855	2,070
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,545,610)		3,859,549
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.72% 5/25/17 to 10/12/17(d)
(Cost $419,104)	420,000	418,804
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.85% (e)	4,171,031	4,171,865
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	1,751,119	1,751,294
TOTAL MONEY MARKET FUNDS
(Cost $5,923,396)		5,923,159
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $275,329,678)		291,308,731
NET OTHER ASSETS (LIABILITIES) - 0.3%		960,083
NET ASSETS - 100%		$292,268,814
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
55 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	5,015,450	$15,862
34 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	1,664,300	2,542
4 TME S&P/TSX 60 Index Contracts (Canada)	June 2017	537,299	(1,330)
TOTAL FUTURES CONTRACTS			$17,074

The face value of futures purchased as a percentage of Net Assets is 2.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,705 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $291,346.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,892
Fidelity Securities Lending Cash Central Fund	129
Total	$31,021

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$34,229,503	$25,932,524	$8,241,778	$55,201
Consumer Staples	26,670,003	16,371,661	10,295,588	2,754
Energy	17,724,349	9,919,511	7,804,492	346
Financials	61,518,578	46,293,607	15,221,291	3,680
Health Care	22,722,668	10,482,403	12,240,265	--
Industrials	37,592,648	31,182,185	6,347,660	62,803
Information Technology	29,409,025	20,854,923	8,553,361	741
Materials	23,549,420	19,744,829	3,804,591	--
Real Estate	11,901,393	11,854,229	21,246	25,918
Telecommunication Services	11,225,015	4,062,718	7,162,297	--
Utilities	8,424,166	6,745,058	1,679,108	--
Government Obligations	418,804	--	418,804	--
Money Market Funds	5,923,159	5,923,159	--	--
Total Investments in Securities:	$291,308,731	$209,366,807	$81,790,481	$151,443
Derivative Instruments:
Assets
Futures Contracts	$18,404	$18,404	$--	$--
Total Assets	$18,404	$18,404	$--	$--
Liabilities
Futures Contracts	$(1,330)	$(1,330)	$--	$--
Total Liabilities	$(1,330)	$(1,330)	$--	$--
Total Derivative Instruments:	$17,074	$17,074	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$18,404	$(1,330)
Total Equity Risk	18,404	(1,330)
Total Value of Derivatives	$18,404	$(1,330)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,717,263) — See accompanying schedule: Unaffiliated issuers (cost $269,406,282)	$285,385,572
Fidelity Central Funds (cost $5,923,396)	5,923,159
Total Investments (cost $275,329,678)		$291,308,731
Cash		26
Foreign currency held at value (cost $4,619,176)		4,616,309
Receivable for investments sold		30,095
Receivable for fund shares sold		1,605,245
Dividends receivable		826,280
Distributions receivable from Fidelity Central Funds		6,713
Other receivables		102
Total assets		298,393,501
Liabilities
Payable for investments purchased	$4,150,910
Payable for fund shares redeemed	197,213
Accrued management fee	13,703
Payable for daily variation margin for derivative instruments	1,243
Other affiliated payables	9,817
Other payables and accrued expenses	476
Collateral on securities loaned	1,751,325
Total liabilities		6,124,687
Net Assets		$292,268,814
Net Assets consist of:
Paid in capital		$274,119,119
Undistributed net investment income		1,883,042
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		259,274
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,007,379
Net Assets		$292,268,814
Investor Class:
Net Asset Value, offering price and redemption price per share ($8,498,965 ÷ 768,159 shares)		$11.06
Premium Class:
Net Asset Value, offering price and redemption price per share ($206,833,911 ÷ 18,690,207 shares)		$11.07
Institutional Class:
Net Asset Value, offering price and redemption price per share ($42,926,796 ÷ 3,878,804 shares)		$11.07
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($34,009,142 ÷ 3,072,437 shares)		$11.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$2,428,014
Interest		518
Income from Fidelity Central Funds		31,021
Income before foreign taxes withheld		2,459,553
Less foreign taxes withheld		(237,248)
Total income		2,222,305
Expenses
Management fee	$48,044
Transfer agent fees	36,865
Independent trustees' fees and expenses	241
Miscellaneous	38
Total expenses before reductions	85,188
Expense reductions	(68)	85,120
Net investment income (loss)		2,137,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,155
Fidelity Central Funds	(156)
Foreign currency transactions	(265,989)
Futures contracts	504,701
Total net realized gain (loss)		258,711
Change in net unrealized appreciation (depreciation) on: Investment securities	16,241,348
Assets and liabilities in foreign currencies	13,578
Futures contracts	51,888
Total change in net unrealized appreciation (depreciation)		16,306,814
Net gain (loss)		16,565,525
Net increase (decrease) in net assets resulting from operations		$18,702,710

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	For the period June 7, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,137,185	$236,307
Net realized gain (loss)	258,711	67,258
Change in net unrealized appreciation (depreciation)	16,306,814	(299,435)
Net increase (decrease) in net assets resulting from operations	18,702,710	4,130
Distributions to shareholders from net investment income	(438,332)	–
Distributions to shareholders from net realized gain	(81,892)	–
Total distributions	(520,224)	–
Share transactions - net increase (decrease)	216,870,776	57,187,236
Redemption fees	20,900	3,286
Total increase (decrease) in net assets	235,074,162	57,194,652
Net Assets
Beginning of period	57,194,652	–
End of period	$292,268,814	$57,194,652
Other Information
Undistributed net investment income end of period	$1,883,042	$184,189

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.08
Net realized and unrealized gain (loss)	.88	–C
Total from investment operations	1.02	.08
Distributions from net investment income	(.03)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$11.06	$10.08
Total ReturnE,F	10.16%	.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.18%I	.21%I
Expenses net of fee waivers, if any	.18%I	.18%I
Expenses net of all reductions	.18%I	.18%I
Net investment income (loss)	2.61%I	1.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,499	$3,170
Portfolio turnover rateJ	1%I	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.08
Net realized and unrealized gain (loss)	.88	.01C
Total from investment operations	1.02	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.04)D	–
Redemption fees added to paid in capitalB,E	–	–
Net asset value, end of period	$11.07	$10.09
Total ReturnF,G	10.20%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.11%J	.11%J
Expenses net of fee waivers, if any	.11%J	.11%J
Expenses net of all reductions	.11%J	.11%J
Net investment income (loss)	2.68%J	2.05%J
Supplemental Data
Net assets, end of period (000 omitted)	$206,834	$51,494
Portfolio turnover rateK	1%J	1%L

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.08
Net realized and unrealized gain (loss)	.89	.01C
Total from investment operations	1.03	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$11.07	$10.09
Total ReturnE,F	10.21%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.13%I
Expenses net of fee waivers, if any	.09%I	.09%I
Expenses net of all reductions	.09%I	.09%I
Net investment income (loss)	2.70%I	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$42,927	$1,241
Portfolio turnover rateJ	1%I	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.08
Net realized and unrealized gain (loss)	.89	.01C
Total from investment operations	1.03	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$11.07	$10.09
Total ReturnE,F	10.23%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.10%I
Expenses net of fee waivers, if any	.06%I	.06%I
Expenses net of all reductions	.06%I	.06%I
Net investment income (loss)	2.73%I	2.09%I
Supplemental Data
Net assets, end of period (000 omitted)	$34,009	$1,289
Portfolio turnover rateJ	1%I	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$20,960,305
Gross unrealized depreciation	(5,032,670)
Net unrealized appreciation (depreciation) on securities	$15,927,635
Tax cost	$275,381,096

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $504,701 and a change in net unrealized appreciation (depreciation) of $51,888 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $216,536,086 and $708,508, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.18%
Premium Class	.11%
Institutional Class	.09%
Institutional Premium Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .12%, .05% and .03% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$3,203
Premium Class	28,855
Institutional Class	4,807
$36,865

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $129.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $68.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016(a)
From net investment income
Investor Class	$12,356	$–
Premium Class	274,306	–
Institutional Class	147,084	–
Institutional Premium Class	4,586	–
Total	$438,332	$–
From net realized gain
Investor Class	$2,668	$–
Premium Class	51,468	–
Institutional Class	26,952	–
Institutional Premium Class	804	–
Total	$81,892	$–

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016(a)	Six months ended April 30, 2017	Year ended October 31, 2016(a)
Investor Class
Shares sold	1,035,975	1,048,423	$10,842,081	$10,529,010
Reinvestment of distributions	1,459	–	14,518	–
Shares redeemed	(583,641)	(734,057)	(6,086,260)	(7,343,736)
Net increase (decrease)	453,793	314,366	$4,770,339	$3,185,274
Premium Class
Shares sold	14,699,742	5,723,071	$153,677,810	$57,674,176
Reinvestment of distributions	29,064	–	289,118	–
Shares redeemed	(1,143,271)	(618,399)	(11,853,914)	(6,220,113)
Net increase (decrease)	13,585,535	5,104,672	$142,113,014	$51,454,063
Institutional Class
Shares sold	3,751,127	250,000	$38,007,623	$2,500,000
Reinvestment of distributions	17,495	–	174,036	–
Shares redeemed	(12,847)	(126,971)	(125,000)	(1,250,000)
Net increase (decrease)	3,755,775	123,029	$38,056,659	$1,250,000
Institutional Premium Class
Shares sold	2,958,730	254,703	$32,069,000	$2,547,899
Reinvestment of distributions	542	–	5,390	–
Shares redeemed	(14,567)	(126,971)	(143,626)	(1,250,000)
Net increase (decrease)	2,944,705	127,732	$31,930,764	$1,297,899

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Investor Class	.18%
Actual		$1,000.00	$1,101.60	$.94
Hypothetical-C		$1,000.00	$1,023.90	$.90
Premium Class	.11%
Actual		$1,000.00	$1,102.00	$.57
Hypothetical-C		$1,000.00	$1,024.25	$.55
Institutional Class	.09%
Actual		$1,000.00	$1,102.10	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Institutional Premium Class	.06%
Actual		$1,000.00	$1,102.30	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

TI1-SANN-0617
1.9879612.100

Fidelity® Emerging Markets Index Fund
Institutional Class and Institutional Premium Class

Fidelity® Global ex U.S. Index Fund
Institutional Class and Institutional Premium Class

Semi-Annual Report

April 30, 2017

Contents

Fidelity® Emerging Markets Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.2	3.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.9	3.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5	3.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	2.8	2.7
Naspers Ltd. Class N (South Africa, Media)	1.8	1.7
China Construction Bank Corp. (H Shares) (China, Banks)	1.5	1.5
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.4	1.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.1	1.0
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.1	1.1
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.1	1.1
	22.4

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.6	23.0
Financials	24.5	23.5
Consumer Discretionary	10.3	10.0
Materials	7.1	6.5
Energy	7.0	7.3
Consumer Staples	6.7	7.5
Industrials	5.7	5.5
Telecommunication Services	5.5	5.8
Utilities	2.4	2.7
Real Estate	2.2	2.4

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Korea (South)	14.6%
Cayman Islands	12.2%
Taiwan	11.9%
China	9.8%
India	8.7%
Brazil	7.3%
South Africa	6.3%
Russia	3.6%
Mexico	3.6%
Other*	22.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Korea (South)	13.7%
Taiwan	11.8%
Cayman Islands	11.2%
China	9.8%
India	8.1%
Brazil	8.0%
South Africa	6.3%
Hong Kong	3.9%
Mexico	3.7%
Other*	23.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Emerging Markets Index Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
		Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)		754,000	$293,715
Alibaba Pictures Group Ltd. (a)		2,660,000	430,888
Beijing Enterprises Water Group Ltd.		1,000,000	766,229
Brilliance China Automotive Holdings Ltd.		678,000	1,136,632
China Gas Holdings Ltd.		390,000	611,698
China Resource Gas Group Ltd.		204,000	688,449
Cosco Shipping Ports Ltd.		382,735	419,228
Credicorp Ltd.		6,502	993,181
Credicorp Ltd. (United States)		9,011	1,384,630
GOME Electrical Appliances Holdings Ltd.		2,768,802	377,320
Haier Electronics Group Co. Ltd.		290,000	673,330
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	2
HengTen Networks Group Ltd. (a)		5,004,000	93,925
Kunlun Energy Co. Ltd.		718,000	648,922
Nine Dragons Paper (Holdings) Ltd.		369,000	398,491

TOTAL BERMUDA			8,916,640

Brazil - 4.3%
AES Tiete Energia SA unit		43,429	184,577
Ambev SA		1,074,200	6,179,768
Banco Bradesco SA		188,401	1,932,059
Banco do Brasil SA		195,800	2,026,443
Banco Santander SA (Brasil) unit		93,400	806,864
BB Seguridade Participacoes SA		159,500	1,502,010
BM&F BOVESPA SA		471,214	2,822,192
BR Malls Participacoes SA		132,170	585,053
Brasil Foods SA		139,300	1,746,270
CCR SA		277,300	1,546,356
Centrais Eletricas Brasileiras SA (Electrobras) (a)		49,200	279,943
Cielo SA		279,014	2,118,504
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		78,300	722,056
Companhia Siderurgica Nacional SA (CSN) (a)		137,900	336,707
Cosan SA Industria e Comercio		26,700	312,168
CPFL Energia SA		45,872	375,757
Drogasil SA (a)		53,100	1,128,399
Duratex SA		66,905	188,233
EDP Energias do Brasil SA		65,057	275,063
Embraer SA		150,100	726,370
ENGIE Brasil Energia SA		35,700	382,414
Equatorial Energia SA		45,800	829,553
Fibria Celulose SA		57,100	528,895
Hypermarcas SA		80,100	758,591
Itausa-Investimentos Itau SA (a)		13,418	41,640
Itausa-Investimentos Itau SA (a)		527	1,532
JBS SA		160,400	518,992
Klabin SA unit		127,300	633,683
Kroton Educacional SA		316,448	1,490,492
Localiza Rent A Car SA		35,890	534,836
Lojas Americanas SA		45,598	196,525
Lojas Renner SA		144,900	1,350,370
M. Dias Branco SA		23,500	360,787
Multiplan Empreendimentos Imobiliarios SA		19,586	417,754
Natura Cosmeticos SA		39,400	375,498
Odontoprev SA		59,500	214,639
Petroleo Brasileiro SA - Petrobras (ON) (a)		672,100	3,040,707
Porto Seguro SA		25,200	228,019
Qualicorp SA		51,800	368,828
Rumo SA (a)		184,400	507,179
Sul America SA unit		43,874	232,083
TIM Participacoes SA		188,700	609,966
Ultrapar Participacoes SA		82,700	1,834,796
Vale SA		299,200	2,589,444
Weg SA (a)		130,940	730,183

TOTAL BRAZIL			44,572,198

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	62,876
Cayman Islands - 12.2%
3SBio, Inc. (a)		218,500	291,582
58.com, Inc. ADR (a)(b)		19,277	762,984
AAC Technology Holdings, Inc.		168,000	2,466,539
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		255,750	29,539,125
Anta Sports Products Ltd.		241,000	676,988
Baidu.com, Inc. sponsored ADR (a)		61,980	11,170,655
Belle International Holdings Ltd.		1,425,000	965,468
Casetek Holdings		30,000	88,840
Chailease Holding Co. Ltd.		233,000	592,850
China Conch Venture Holdings Ltd.		310,000	617,740
China Huishan Dairy Holdings Co. Ltd. (b)		888,000	47,948
China Medical System Holdings Ltd.		284,000	490,716
China Mengniu Dairy Co. Ltd.		617,000	1,194,600
China Resources Land Ltd.		636,744	1,768,199
China State Construction International Holdings Ltd.		416,000	755,163
Country Garden Holdings Co. Ltd.		1,248,737	1,187,997
Ctrip.com International Ltd. ADR (a)(b)		85,182	4,302,543
ENN Energy Holdings Ltd.		170,000	922,304
Evergrande Real Estate Group Ltd. (b)		921,000	983,950
Fullshare Holdings Ltd. (b)		1,490,000	482,724
GCL-Poly Energy Holdings Ltd. (a)(b)		2,999,000	362,424
Geely Automobile Holdings Ltd.		1,215,000	1,640,129
Haitian International Holdings Ltd.		145,000	355,307
Hengan International Group Co. Ltd.		163,000	1,219,616
JD.com, Inc. sponsored ADR (a)		154,184	5,407,233
Kingsoft Corp. Ltd.		178,000	508,025
Longfor Properties Co. Ltd.		341,000	590,958
NetEase, Inc. ADR		18,128	4,810,990
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		30,585	1,973,956
Semiconductor Manufacturing International Corp. (a)		632,700	799,259
Shenzhou International Group Holdings Ltd.		130,000	855,708
Shimao Property Holdings Ltd.		270,500	434,700
SINA Corp.		13,000	998,530
Sino Biopharmaceutical Ltd.		1,023,000	841,721
SOHO China Ltd.		468,500	255,381
Sunac China Holdings Ltd.		433,000	564,467
Sunny Optical Technology Group Co. Ltd.		163,000	1,341,158
TAL Education Group ADR (a)(b)		9,730	1,158,940
Tencent Holdings Ltd.		1,295,100	40,579,807
Tingyi (Cayman Islands) Holding Corp.		442,000	567,676
Vipshop Holdings Ltd. ADR (a)		92,852	1,287,857
Want Want China Holdings Ltd.		1,308,000	941,691
Weibo Corp. sponsored ADR (a)(b)		7,220	403,309
YY, Inc. ADR (a)		6,948	340,244
Zhen Ding Technology Holding Ltd.		88,000	205,565

TOTAL CAYMAN ISLANDS			127,753,566

Chile - 1.1%
AES Gener SA		646,751	243,232
Aguas Andinas SA		596,598	337,897
Banco de Chile (a)		5,695,384	686,957
Banco de Credito e Inversiones (a)		8,526	476,502
Banco Santander Chile		15,263,092	901,051
Cencosud SA		324,815	924,699
Colbun SA		1,890,675	418,699
Compania Cervecerias Unidas SA		35,381	455,587
Compania de Petroleos de Chile SA (COPEC)		102,580	1,143,526
CorpBanca SA (a)		34,840,444	317,550
Empresa Nacional de Electricidad SA		748,906	573,716
Empresa Nacional de Electricidad SA sponsored ADR		203	4,665
Empresa Nacional de Telecomunicaciones SA (ENTEL)		33,036	395,993
Empresas CMPC SA		291,999	678,278
Enel Chile SA		4,327,984	477,735
Enersis SA		6,480,879	1,286,941
LATAM Airlines Group SA		68,876	868,426
LATAM Airlines Group SA sponsored ADR		212	2,686
S.A.C.I. Falabella		137,791	1,097,943
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	5,972

TOTAL CHILE			11,298,055

China - 9.8%
Agricultural Bank of China Ltd. (H Shares)		5,583,000	2,576,764
Air China Ltd. (H Shares)		404,000	357,860
Aluminum Corp. of China Ltd. (H Shares) (a)		900,000	443,153
Anhui Conch Cement Co. Ltd. (H Shares)		285,500	1,000,196
AviChina Industry & Technology Co. Ltd. (H Shares)		495,000	330,282
Bank Communications Co. Ltd.:
rights (a)		3,926	0
(H Shares)		1,998,000	1,538,632
Bank of China Ltd. (H Shares)		18,086,000	8,765,898
Beijing Capital International Airport Co. Ltd. (H Shares)		334,000	471,478
BYD Co. Ltd. (H Shares) (b)		148,000	872,396
CGN Power Co. Ltd. (H Shares)		2,468,000	745,634
China Cinda Asset Management Co. Ltd. (H Shares)		2,033,000	773,645
China CITIC Bank Corp. Ltd. (H Shares)		2,006,000	1,271,424
China Coal Energy Co. Ltd. (H Shares) (a)		471,000	228,889
China Communications Construction Co. Ltd. (H Shares)		1,012,000	1,392,120
China Communications Services Corp. Ltd. (H Shares)		542,000	308,685
China Construction Bank Corp. (H Shares)		19,164,000	15,570,973
China Everbright Bank Co. Ltd. (H Shares)		720,000	337,861
China Galaxy Securities Co. Ltd. (H Shares)		675,500	616,590
China Huarong Asset Management Co. Ltd.		1,415,000	596,682
China Life Insurance Co. Ltd. (H Shares)		1,695,000	5,156,639
China Longyuan Power Grid Corp. Ltd. (H Shares)		721,000	555,232
China Merchants Bank Co. Ltd. (H Shares)		889,846	2,310,887
China Minsheng Banking Corp. Ltd. (H Shares)		1,323,700	1,303,560
China National Building Materials Co. Ltd. (H Shares)		650,000	432,868
China Oilfield Services Ltd. (H Shares)		414,000	382,153
China Pacific Insurance (Group) Co. Ltd. (H Shares)		601,400	2,222,869
China Petroleum & Chemical Corp. (H Shares)		5,821,000	4,726,965
China Railway Construction Corp. Ltd. (H Shares)		444,000	621,047
China Railway Group Ltd. (H Shares)		897,000	761,113
China Shenhua Energy Co. Ltd. (H Shares)		775,500	1,808,555
China Southern Airlines Ltd. (H Shares)		406,000	270,376
China Telecom Corp. Ltd. (H Shares)		3,196,000	1,561,359
China Vanke Co. Ltd. (H Shares)		294,600	747,640
Chongqing Changan Automobile Co. Ltd. (B Shares)		168,800	223,523
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		594,000	408,557
CITIC Securities Co. Ltd. (H Shares)		493,500	1,035,428
CRRC Corp. Ltd. (H Shares)		931,600	909,042
Dongfeng Motor Group Co. Ltd. (H Shares)		618,000	649,912
Fuyao Glass Industries Group Co. Ltd.		106,000	374,758
GF Securities Co. Ltd. (H Shares)		315,200	652,416
Great Wall Motor Co. Ltd. (H Shares)		715,000	775,820
Guangzhou Automobile Group Co. Ltd. (H Shares)		472,000	734,243
Guangzhou R&F Properties Co. Ltd. (H Shares)		220,000	370,516
Haitong Securities Co. Ltd. (H Shares)		690,400	1,139,668
Huaneng Power International, Inc. (H Shares)		982,000	677,951
Huaneng Renewables Corp. Ltd. (H Shares)		916,000	320,315
Huatai Securities Co. Ltd. (H Shares)		332,400	644,429
Industrial & Commercial Bank of China Ltd. (H Shares)		16,792,000	10,966,768
Jiangsu Expressway Co. Ltd. (H Shares)		286,000	422,105
Jiangxi Copper Co. Ltd. (H Shares)		275,000	429,204
New China Life Insurance Co. Ltd. (H Shares)		178,000	879,891
People's Insurance Co. of China Group (H Shares)		1,598,000	659,469
PetroChina Co. Ltd. (H Shares)		4,812,000	3,380,822
PICC Property & Casualty Co. Ltd. (H Shares)		1,051,227	1,692,051
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,186,000	6,678,383
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		420,000	306,157
Shanghai Electric Group Co. Ltd. (H Shares) (a)		644,000	303,854
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		88,500	333,937
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,725	283,471
Shanghai Pharma Holding Co. Ltd. (H Shares)		153,600	406,791
Sinopec Engineering Group Co. Ltd. (H Shares)		294,000	287,259
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		777,000	434,533
Sinopharm Group Co. Ltd. (H Shares)		268,400	1,204,261
Sinotrans Ltd. (H Shares)		448,000	201,585
TravelSky Technology Ltd. (H Shares)		211,000	556,095
Tsingtao Brewery Co. Ltd. (H Shares)		86,000	386,972
Weichai Power Co. Ltd. (H Shares)		215,600	349,801
Yanzhou Coal Mining Co. Ltd. (H Shares)		402,000	347,819
Zhejiang Expressway Co. Ltd. (H Shares)		334,000	415,656
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		127,000	653,911
Zijin Mng Group Co. Ltd. (H Shares)		1,330,000	470,215
ZTE Corp. (H Shares)		164,080	316,417

TOTAL CHINA			102,344,430

Colombia - 0.3%
Bancolombia SA sponsored ADR		76	3,001
Cementos Argos SA (a)		99,675	403,172
Corporacion Financiera Colombiana SA		19,537	187,534
Ecopetrol SA		1,149,720	531,482
Grupo de Inversiones Suramerica SA		53,152	702,792
Interconexion Electrica SA ESP		88,591	351,112
Inversiones Argos SA (a)		68,484	474,872

TOTAL COLOMBIA			2,653,965

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		37,399	652,742
Komercni Banka A/S		17,413	674,665
MONETA Money Bank A/S		110,951	358,307
Telefonica Czech Rep A/S		13,095	154,600

TOTAL CZECH REPUBLIC			1,840,314

Egypt - 0.1%
Commercial International Bank SAE (a)		225,108	910,409
Commercial International Bank SAE sponsored GDR		2,831	12,103
Global Telecom Holding (a)		435,783	167,312
Talaat Moustafa Group Holding		210,780	93,888

TOTAL EGYPT			1,183,712

Greece - 0.3%
Alpha Bank AE (a)		306,827	651,742
EFG Eurobank Ergasias SA (a)		392,297	316,219
Ff Group (a)		7,797	165,959
Greek Organization of Football Prognostics SA		48,578	481,536
Hellenic Telecommunications Organization SA		57,971	563,910
Jumbo SA		22,067	348,305
National Bank of Greece SA (a)		1,179,788	367,346
Piraeus Bank SA (a)		1,405,467	298,540
Titan Cement Co. SA (Reg.)		10,706	279,772

TOTAL GREECE			3,473,329

Hong Kong - 3.6%
Beijing Enterprises Holdings Ltd.		115,000	561,816
China Everbright International Ltd.		571,000	772,261
China Everbright Ltd.		218,000	498,872
China Jinmao Holdings Group Ltd.		836,000	270,844
China Merchants Holdings International Co. Ltd.		306,781	877,548
China Mobile Ltd.		1,399,500	14,899,948
China Overseas Land and Investment Ltd.		880,000	2,556,840
China Power International Development Ltd.		750,000	279,622
China Resources Beer Holdings Co. Ltd.		372,878	897,398
China Resources Power Holdings Co. Ltd.		449,691	810,541
China Taiping Insurance Group Ltd. (a)		370,977	925,255
China Unicom Ltd.		1,370,000	1,772,813
CITIC Pacific Ltd.		983,000	1,425,526
CNOOC Ltd.		4,058,000	4,734,055
CNOOC Ltd. sponsored ADR		200	23,230
CSPC Pharmaceutical Group Ltd.		972,000	1,349,592
Far East Horizon Ltd.		458,000	421,591
Fosun International Ltd.		603,000	913,219
Guangdong Investment Ltd.		634,000	981,360
Lenovo Group Ltd.		1,670,000	1,069,198
Shanghai Industrial Holdings Ltd.		108,000	341,563
Sino-Ocean Group Holding Ltd.		652,979	319,003
Sun Art Retail Group Ltd.		547,000	563,994

TOTAL HONG KONG			37,266,089

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		10,526	792,612
OTP Bank PLC		55,681	1,566,152
Richter Gedeon PLC		32,540	787,936

TOTAL HUNGARY			3,146,700

India - 8.7%
ACC Ltd.		9,973	252,319
Adani Ports & Special Economic Zone Ltd. (a)		185,987	948,016
Ambuja Cements Ltd.		135,297	517,492
Apollo Hospitals Enterprise Ltd.		16,746	321,232
Ashok Leyland Ltd. (a)		244,681	325,023
Asian Paints Ltd.		64,621	1,126,219
Aurobindo Pharma Ltd.		60,166	567,829
Axis Bank Ltd.		382,325	3,030,828
Bajaj Auto Ltd. (a)		18,843	839,421
Bajaj Finance Ltd. (a)		36,396	722,485
Bajaj Finserv Ltd. (a)		8,570	609,944
Bharat Forge Ltd.		23,775	423,338
Bharat Heavy Electricals Ltd.		133,818	365,715
Bharat Petroleum Corp. Ltd.		116,286	1,300,960
Bharti Airtel Ltd.		229,668	1,269,979
Bharti Infratel Ltd.		124,428	686,493
Bosch Ltd.		1,647	589,006
Cadila Healthcare Ltd.		47,559	325,678
Cipla Ltd. (a)		78,588	681,426
Coal India Ltd. (a)		159,195	685,041
Container Corp. of India Ltd.		9,246	175,148
Dabur India Ltd.		123,798	552,171
Divi's Laboratories Ltd. (a)		17,102	167,163
Dr. Reddy's Laboratories Ltd. (a)		25,759	1,045,831
Eicher Motors Ltd.		2,989	1,211,965
GAIL India Ltd.		98,936	652,417
Glenmark Pharmaceuticals Ltd. (a)		31,166	433,847
Godrej Consumer Products Ltd.		27,740	751,987
Grasim Industries Ltd. (a)		47,956	861,589
Havells India Ltd. (a)		55,334	416,490
HCL Technologies Ltd.		129,759	1,643,130
Hero Motocorp Ltd.		10,983	566,934
Hindalco Industries Ltd. (a)		281,676	873,419
Hindustan Petroleum Corp. Ltd. (a)		93,596	780,549
Hindustan Unilever Ltd.		148,829	2,164,375
Housing Development Finance Corp. Ltd.		343,155	8,204,708
ICICI Bank Ltd.		248,237	1,071,080
Idea Cellular Ltd. (a)		277,715	371,280
IDFC Bank Ltd.		313,182	320,294
Indiabulls Housing Finance Ltd.		66,454	1,051,181
Infosys Ltd.		419,583	5,999,080
ITC Ltd.		775,242	3,352,267
JSW Steel Ltd. (a)		187,316	579,808
Larsen & Toubro Ltd.		73,505	2,000,607
LIC Housing Finance Ltd.		69,190	719,882
Lupin Ltd.		51,332	1,068,598
Mahindra & Mahindra Financial Services Ltd.		63,417	332,621
Mahindra & Mahindra Ltd.		85,776	1,781,897
Marico Ltd.		99,225	486,479
Maruti Suzuki India Ltd.		24,246	2,460,748
Motherson Sumi Systems Ltd.		92,682	578,452
Nestle India Ltd.		5,110	532,361
NTPC Ltd.		381,980	977,379
Oil & Natural Gas Corp. Ltd.		287,112	833,112
Piramal Enterprises Ltd. (a)		17,905	695,243
Power Finance Corp. Ltd. (a)		143,826	357,943
Reliance Industries Ltd.		295,868	6,420,828
Shree Cement Ltd.		1,852	552,735
Shriram Transport Finance Co. Ltd.		33,374	539,180
Siemens India Ltd.		15,744	321,406
State Bank of India		371,667	1,675,074
Sun Pharmaceutical Industries Ltd.		219,675	2,193,504
Tata Consultancy Services Ltd.		108,011	3,819,026
Tata Motors Ltd.		357,296	2,550,368
Tata Motors Ltd. Class A		94,355	410,941
Tata Power Co. Ltd.		243,907	319,822
Tata Steel Ltd. (a)		66,738	466,356
Tech Mahindra Ltd.		105,294	682,880
Titan Co. Ltd.		72,854	532,891
Ultratech Cemco Ltd. (a)		19,707	1,302,443
United Spirits Ltd. (a)		14,822	432,499
UPL Ltd. (a)		82,387	1,033,073
Vedanta Ltd. (a)		331,809	1,256,993
Wipro Ltd.		136,627	1,050,407
Yes Bank Ltd. (a)		77,247	1,958,810
Zee Entertainment Enterprises Ltd.		129,908	1,064,583

TOTAL INDIA			90,244,298

Indonesia - 2.5%
PT Adaro Energy Tbk		3,164,700	421,438
PT AKR Corporindo Tbk		390,700	198,589
PT Astra International Tbk		4,634,500	3,111,920
PT Bank Central Asia Tbk		2,825,800	3,763,069
PT Bank Danamon Indonesia Tbk Series A		727,400	265,224
PT Bank Mandiri (Persero) Tbk		2,145,100	1,882,937
PT Bank Negara Indonesia (Persero) Tbk		1,737,900	831,204
PT Bank Rakyat Indonesia Tbk		2,542,700	2,460,862
PT Bumi Serpong Damai Tbk		1,723,600	231,469
PT Charoen Pokphand Indonesia Tbk		1,677,600	401,496
PT Gudang Garam Tbk		106,800	532,037
PT Hanjaya Mandala Sampoerna Tbk		2,167,600	621,219
PT Indocement Tunggal Prakarsa Tbk		336,300	427,660
PT Indofood CBP Sukses Makmur Tbk		505,800	332,988
PT Indofood Sukses Makmur Tbk		997,800	626,947
PT Jasa Marga Tbk		497,637	173,234
PT Kalbe Farma Tbk		4,813,800	572,427
PT Lippo Karawaci Tbk		3,913,400	231,944
PT Matahari Department Store Tbk		575,200	630,049
PT Media Nusantara Citra Tbk		1,090,600	149,324
PT Pakuwon Jati Tbk		5,123,300	240,233
PT Perusahaan Gas Negara Tbk Series B		2,411,500	439,639
PT Semen Gresik (Persero) Tbk		675,900	447,507
PT Summarecon Agung Tbk		2,146,900	219,055
PT Surya Citra Media Tbk		1,246,000	267,354
PT Telkomunikasi Indonesia Tbk Series B		11,542,800	3,807,814
PT Tower Bersama Infrastructure Tbk		551,800	242,181
PT Unilever Indonesia Tbk		345,000	1,151,812
PT United Tractors Tbk		387,600	782,237
PT Waskita Karya Persero Tbk		1,040,000	186,481
PT XL Axiata Tbk (a)		789,575	190,152

TOTAL INDONESIA			25,840,502

Isle of Man - 0.1%
New Europe Property Investments PLC		55,841	612,115
Korea (South) - 13.8%
AMOREPACIFIC Corp.		7,235	1,857,085
AMOREPACIFIC Group, Inc.		6,398	739,572
BGFretail Co. Ltd.		4,484	431,609
BS Financial Group, Inc.		61,281	514,984
Celltrion, Inc.		17,914	1,410,948
Cheil Industries, Inc.		17,329	1,881,269
Cheil Worldwide, Inc.		15,540	252,033
CJ CheilJedang Corp.		1,794	537,758
CJ Corp.		3,308	543,773
CJ E&M Corp.		4,400	311,357
Coway Co. Ltd.		12,325	1,088,838
Daelim Industrial Co.		6,616	467,005
Daewoo Engineering & Construction Co. Ltd. (a)		27,026	173,189
DGB Financial Group Co. Ltd.		39,697	406,531
Dong Suh Companies, Inc. (a)		7,812	211,850
Dongbu Insurance Co. Ltd.		11,411	682,092
Doosan Heavy Industries & Construction Co. Ltd.		10,745	219,604
E-Mart Co. Ltd.		4,485	906,777
GS Engineering & Construction Corp. (a)		11,187	307,800
GS Holdings Corp.		11,581	603,686
GS Retail Co. Ltd.		5,868	273,902
Hana Financial Group, Inc.		67,565	2,328,189
Hankook Tire Co. Ltd.		17,058	883,189
Hanmi Pharm Co. Ltd.		1,294	350,913
Hanmi Science Co. Ltd.		2,685	143,266
Hanon Systems		43,257	321,690
Hanssem Co. Ltd.		2,396	463,361
Hanwha Chemical Corp.		23,659	523,052
Hanwha Corp.		10,453	367,086
Hanwha Life Insurance Co. Ltd.		47,315	255,790
Hanwha Techwin Co. Ltd.		8,420	384,880
Hotel Shilla Co.		7,249	323,707
Hyosung Corp.		4,791	606,456
Hyundai Department Store Co. Ltd.		3,408	323,544
Hyundai Engineering & Construction Co. Ltd.		16,697	712,587
Hyundai Fire & Marine Insurance Co. Ltd.		14,193	457,879
Hyundai Glovis Co. Ltd.		4,240	540,436
Hyundai Heavy Industries Co. Ltd. (a)		9,162	1,328,877
Hyundai Industrial Development & Construction Co.		12,836	504,368
Hyundai Mobis		15,552	3,034,937
Hyundai Motor Co.		34,537	4,371,772
Hyundai Steel Co.		18,615	898,350
Hyundai Wia Corp.		3,567	203,497
Industrial Bank of Korea		57,184	628,340
Kakao Corp.		6,732	534,962
Kangwon Land, Inc.		27,165	863,234
KB Financial Group, Inc.		90,570	3,982,275
KCC Corp.		1,401	419,339
KEPCO Plant Service & Engineering Co. Ltd.		4,866	245,524
Kia Motors Corp.		60,393	1,850,120
Korea Aerospace Industries Ltd.		15,706	880,839
Korea Electric Power Corp.		58,652	2,338,501
Korea Express Co. Ltd. (a)		1,547	226,420
Korea Gas Corp.		6,068	248,566
Korea Investment Holdings Co. Ltd.		9,057	408,425
Korea Zinc Co. Ltd.		1,965	734,975
Korean Air Lines Co. Ltd. (a)		10,931	294,511
KT Corp.		216	6,113
KT&G Corp.		26,646	2,377,434
Kumho Petro Chemical Co. Ltd. (a)		3,972	265,708
LG Chemical Ltd.		10,404	2,505,886
LG Corp.		21,363	1,269,461
LG Display Co. Ltd.		53,243	1,372,334
LG Electronics, Inc.		24,388	1,481,374
LG Household & Health Care Ltd.		2,128	1,619,944
LG Innotek Co. Ltd.		3,284	379,611
LG Telecom Ltd.		25,723	326,738
Lotte Chemical Corp.		3,465	1,041,693
Lotte Chilsung Beverage Co. Ltd.		144	212,278
Lotte Confectionery Co. Ltd.		1,305	235,166
Lotte Shopping Co. Ltd.		2,502	577,334
Mirae Asset Daewoo Co. Ltd.		84,175	660,022
NAVER Corp.		6,387	4,491,561
NCSOFT Corp.		4,013	1,269,937
Oci Co. Ltd.		3,707	257,105
Orion Corp.		818	486,083
Ottogi Corp.		262	169,738
POSCO		16,930	3,997,941
Posco Daewoo Corp.		10,386	219,114
S-Oil Corp.		10,322	904,627
S1 Corp.		4,493	385,475
Samsung Biologics Co. Ltd.		3,720	572,257
Samsung Card Co. Ltd.		7,648	268,245
Samsung Electro-Mechanics Co. Ltd.		12,903	829,122
Samsung Electronics Co. Ltd.		22,407	43,943,403
Samsung Fire & Marine Insurance Co. Ltd.		7,569	1,783,133
Samsung Heavy Industries Co. Ltd.		55,889	530,592
Samsung Life Insurance Co. Ltd. (a)		15,974	1,537,582
Samsung SDI Co. Ltd.		12,593	1,522,097
Samsung SDS Co. Ltd.		7,993	966,102
Samsung Securities Co. Ltd.		15,351	466,899
Shinhan Financial Group Co. Ltd.		97,314	4,064,069
Shinsegae Co. Ltd.		1,660	298,409
SK C&C Co. Ltd.		10,461	2,229,951
SK Energy Co. Ltd.		14,801	2,224,834
SK Hynix, Inc.		132,751	6,301,472
SK Networks Co. Ltd.		27,239	191,794
SK Telecom Co. Ltd.		4,639	979,484
Woori Bank		70,031	920,327
Woori Investment & Securities Co. Ltd.		31,499	365,495
Yuhan Corp.		1,916	390,745

TOTAL KOREA (SOUTH)			143,704,208

Malaysia - 2.4%
AirAsia Bhd		354,100	273,263
Alliance Financial Group Bhd		219,400	208,736
AMMB Holdings Bhd		413,300	521,742
Astro Malaysia Holdings Bhd		336,600	209,357
Axiata Group Bhd		619,385	734,815
Berjaya Sports Toto Bhd		156,728	101,453
British American Tobacco (Malaysia) Bhd		30,900	323,450
Bumiputra-Commerce Holdings Bhd		729,935	965,176
Dialog Group Bhd		721,500	324,102
DiGi.com Bhd		814,300	964,179
Felda Global Ventures Holdings Bhd		278,000	136,406
Gamuda Bhd		378,600	459,623
Genting Bhd		510,200	1,156,500
Genting Malaysia Bhd		686,800	928,707
Genting Plantations Bhd		50,300	132,326
Hap Seng Consolidated Bhd		144,100	294,441
Hartalega Holdings Bhd		146,400	165,252
Hong Leong Bank Bhd		151,100	480,346
Hong Leong Credit Bhd		52,200	202,980
IHH Healthcare Bhd		745,600	1,061,462
IJM Corp. Bhd		640,300	516,252
IOI Corp. Bhd		532,000	562,516
IOI Properties Group Bhd		494,375	235,742
Kuala Lumpur Kepong Bhd		101,000	570,495
Lafarge Malaysia Bhd		81,900	119,237
Malayan Banking Bhd		814,719	1,797,975
Malaysia Airports Holdings Bhd		167,306	292,911
Maxis Bhd		426,200	626,389
MISC Bhd		263,600	445,102
Petronas Chemicals Group Bhd		543,600	914,140
Petronas Dagangan Bhd		44,500	246,641
Petronas Gas Bhd		159,500	679,005
PPB Group Bhd		109,300	425,517
Public Bank Bhd		617,700	2,840,196
RHB Capital Bhd		178,889	226,650
RHB Capital Bhd		99,132	0
SapuraKencana Petroleum Bhd		899,100	414,236
Sime Darby Bhd		523,749	1,125,680
Telekom Malaysia Bhd		249,580	371,409
Tenaga Nasional Bhd		774,800	2,488,070
UMW Holdings Bhd (a)		101,700	145,252
Westports Holdings Bhd		246,100	226,768
YTL Corp. Bhd		945,786	320,273
YTL Power International Bhd		446,170	155,199

TOTAL MALAYSIA			25,389,971

Malta - 0.0%
Brait SA		74,150	473,406
Mexico - 3.6%
Alfa SA de CV Series A (a)		643,500	884,309
America Movil S.A.B. de CV Series L		7,555,200	5,807,293
CEMEX S.A.B. de CV unit		3,200,594	2,944,677
Coca-Cola FEMSA S.A.B. de CV Series L		113,700	826,360
Compartamos S.A.B. de CV		226,400	379,553
El Puerto de Liverpool S.A.B. de CV Class C		43,840	338,210
Embotelladoras Arca S.A.B. de CV		96,300	710,385
Fibra Uno Administracion SA de CV		596,900	1,042,540
Fomento Economico Mexicano S.A.B. de CV unit		418,000	3,761,617
Gruma S.A.B. de CV Series B		49,270	657,919
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		81,900	842,265
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		47,570	902,668
Grupo Bimbo S.A.B. de CV Series A		374,500	916,692
Grupo Carso SA de CV Series A1		128,600	591,108
Grupo Financiero Banorte S.A.B. de CV Series O		567,900	3,286,687
Grupo Financiero Inbursa S.A.B. de CV Series O		529,000	893,317
Grupo Financiero Santander Mexico S.A.B. de CV		414,100	752,299
Grupo Lala S.A.B. de CV		138,800	251,569
Grupo Mexico SA de CV Series B		870,507	2,560,390
Grupo Televisa SA de CV		557,500	2,704,691
Industrias Penoles SA de CV		31,335	762,600
Infraestructura Energetica Nova S.A.B. de CV		122,100	570,376
Kimberly-Clark de Mexico SA de CV Series A		346,600	739,772
Mexichem S.A.B. de CV		246,055	673,783
OHL Mexico S.A.B. de CV		164,700	202,274
Promotora y Operadora de Infraestructura S.A.B. de CV		60,865	649,412
Wal-Mart de Mexico SA de CV Series V (a)		1,190,900	2,688,583

TOTAL MEXICO			37,341,349

Netherlands - 0.3%
Steinhoff International Holdings NV (South Africa)		679,560	3,462,953
Peru - 0.0%
Compania de Minas Buenaventura SA		337	4,000
Compania de Minas Buenaventura SA sponsored ADR		41,582	499,400

TOTAL PERU			503,400

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.		455,800	697,994
Aboitiz Power Corp.		341,700	289,568
Alliance Global Group, Inc.		404,800	119,459
Ayala Corp.		57,390	991,564
Ayala Land, Inc.		1,662,600	1,170,250
Bank of the Philippine Islands (BPI)		155,462	324,864
BDO Unibank, Inc.		458,176	1,095,387
DMCI Holdings, Inc.		863,550	221,434
Globe Telecom, Inc.		7,095	293,977
GT Capital Holdings, Inc.		17,440	438,160
International Container Terminal Services, Inc.		112,020	198,793
JG Summit Holdings, Inc.		664,740	1,116,041
Jollibee Food Corp.		102,080	427,441
Megaworld Corp.		2,435,900	197,198
Metro Pacific Investments Corp.		3,343,900	438,728
Metropolitan Bank & Trust Co.		133,805	225,447
Philippine Long Distance Telephone Co.		22,020	777,153
PNOC Energy Development Corp.		2,088,100	251,064
Robinsons Land Corp.		365,900	187,140
Security Bank Corp.		21,810	92,717
SM Investments Corp.		54,710	794,171
SM Prime Holdings, Inc.		1,879,200	1,116,620
Universal Robina Corp. (a)		200,530	687,739

TOTAL PHILIPPINES			12,152,909

Poland - 1.3%
Alior Bank SA (a)		20,698	397,985
Bank Handlowy w Warszawie SA		6,497	125,529
Bank Millennium SA (a)		128,861	229,872
Bank Polska Kasa Opieki SA		36,845	1,334,957
Bank Zachodni WBK SA		7,877	723,290
BRE Bank SA (a)		3,178	354,731
Cyfrowy Polsat SA (a)		41,983	262,881
Eurocash SA		16,933	150,159
Grupa Lotos SA (a)		21,067	328,507
Jastrzebska Spolka Weglowa SA (a)		11,024	222,515
KGHM Polska Miedz SA (Bearer)		32,650	1,036,094
LPP SA		291	520,607
NG2 SA		6,164	356,569
Polish Oil & Gas Co. SA		399,458	681,690
Polska Grupa Energetyczna SA		191,202	568,303
Polski Koncern Naftowy Orlen SA		73,568	2,199,909
Powszechna Kasa Oszczednosci Bank SA		196,837	1,790,673
Powszechny Zaklad Ubezpieczen SA		129,795	1,432,055
Synthos SA		110,890	154,077
Tauron Polska Energia SA (a)		237,843	201,718
Telekomunikacja Polska SA		153,129	182,766
Zaklady Azotowe w Tarnowie-Moscicach SA		9,624	169,745

TOTAL POLAND			13,424,632

Qatar - 0.7%
Barwa Real Estate Co. (a)		21,064	196,681
Doha Bank (a)		34,408	295,765
Doha Bank rights 5/9/17 (a)		5,174	8,952
Ezdan Holding Group (a)		185,970	781,408
Industries Qatar QSC (a)		34,855	998,373
Masraf al Rayan (a)		84,197	967,689
Qatar Electricity & Water Co. (a)		6,363	363,470
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		61,793	337,704
Qatar Insurance Co. SAQ		30,850	601,530
Qatar Islamic Bank (a)		12,645	350,739
Qatar National Bank SAQ		52,598	2,077,168
Qatar Telecom (Qtel) Q.S.C. (a)		18,101	515,993
The Commercial Bank of Qatar (a)		43,958	361,558

TOTAL QATAR			7,857,030

Russia - 3.4%
Alrosa Co. Ltd. (a)		581,786	1,002,640
Gazprom OAO (a)		511,265	1,228,176
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,551,697
Inter Rao Ues JSC (a)		7,166,063	509,805
Lukoil PJSC		27,943	1,384,599
Lukoil PJSC sponsored ADR		68,904	3,422,117
Magnit OJSC GDR (Reg. S)		70,044	2,448,038
MMC Norilsk Nickel PJSC (a)		3,440	528,550
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,423,405
Mobile TeleSystems OJSC sponsored ADR		114,110	1,177,615
Moscow Exchange MICEX-RTS OAO (a)		312,395	631,334
NOVATEK OAO		6,025	73,597
NOVATEK OAO GDR (Reg. S)		20,141	2,441,089
PhosAgro OJSC GDR (Reg. S)		22,164	326,919
Rosneft Oil Co. OJSC		74,192	413,454
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,059,936
Rostelecom PJSC (a)		76,770	100,465
Rostelecom PJSC sponsored ADR		23,110	181,645
RusHydro PJSC (a)		6,049,419	95,105
RusHydro PJSC ADR		194,501	296,614
Sberbank of Russia		749,219	2,176,150
Sberbank of Russia sponsored ADR		426,892	5,075,746
Severstal PAO		10,440	142,308
Severstal PAO GDR (Reg. S)		38,232	523,014
Sistema JSFC		650,000	243,770
Sistema JSFC sponsored GDR		7,284	61,258
Surgutneftegas OJSC (a)		466,996	228,950
Surgutneftegas OJSC sponsored ADR		116,797	571,838
Tatneft PAO (a)		95,637	633,338
Tatneft PAO sponsored ADR		37,903	1,483,523
VTB Bank OJSC (a)		326,387,771	382,466
VTB Bank OJSC sponsored GDR (Reg. S)		425,159	982,542

TOTAL RUSSIA			35,801,703

South Africa - 6.3%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	257
African Bank Investments Ltd. (a)		116,009	5,035
Anglo American Platinum Ltd. (a)		12,291	303,565
AngloGold Ashanti Ltd.		91,599	1,048,985
Aspen Pharmacare Holdings Ltd.		83,547	1,733,176
Barclays Africa Group Ltd.		95,623	1,051,844
Bidcorp Ltd.		76,685	1,624,738
Bidvest Group Ltd.		71,980	859,155
Capitec Bank Holdings Ltd.		9,297	530,490
Coronation Fund Managers Ltd.		50,493	239,510
Discovery Ltd.		81,804	819,035
Exxaro Resources Ltd.		41,222	351,276
FirstRand Ltd.		766,431	2,858,972
Fortress Income Fund Ltd.:
Class A		208,851	273,962
Class B		191,295	480,250
Foschini Ltd.		48,616	580,682
Gold Fields Ltd. (a)		189,079	619,709
Growthpoint Properties Ltd.		499,445	957,499
Hyprop Investments Ltd.		54,951	507,578
Impala Platinum Holdings Ltd. (a)		137,669	441,753
Imperial Holdings Ltd.		32,892	415,933
Investec Ltd.		55,824	418,354
Liberty Holdings Ltd.		24,232	194,926
Life Healthcare Group Holdings Ltd.		304,523	654,677
Massmart Holdings Ltd.		24,854	240,343
MMI Holdings Ltd.		226,770	395,548
Mondi Ltd.		26,805	695,471
Mr Price Group Ltd.		56,101	659,506
MTN Group Ltd.		387,316	3,666,297
Naspers Ltd. Class N		99,865	18,989,481
Nedbank Group Ltd.		45,425	766,332
Netcare Ltd.		209,491	415,572
Pick 'n Pay Stores Ltd.		85,615	406,813
Pioneer Foods Ltd.		29,842	368,142
PSG Group Ltd.		20,231	383,085
Rand Merchant Insurance Holdings Ltd.		147,105	461,776
Redefine Properties Ltd.		1,151,151	947,538
Remgro Ltd.		120,735	2,004,217
Resilient Property Income Fund Ltd.		65,443	570,605
RMB Holdings Ltd.		161,103	739,467
Sanlam Ltd.		321,565	1,705,789
Sappi Ltd.		124,412	924,449
Sasol Ltd.		126,416	3,874,000
Shoprite Holdings Ltd.		98,536	1,546,935
Sibanye Gold Ltd.		166,932	335,441
Spar Group Ltd.		45,360	611,577
Standard Bank Group Ltd.		295,128	3,276,415
Telkom SA Ltd.		60,207	336,902
Tiger Brands Ltd.		36,859	1,114,148
Truworths International Ltd.		99,958	647,226
Tsogo Sun Holdings Ltd.		79,885	150,340
Vodacom Group Ltd.		86,344	976,977
Woolworths Holdings Ltd.		224,015	1,215,309

TOTAL SOUTH AFRICA			65,397,062

Taiwan - 11.9%
Acer, Inc.		655,994	309,298
Advanced Semiconductor Engineering, Inc.		1,498,854	1,875,264
Advantech Co. Ltd.		70,784	571,462
Asia Cement Corp.		535,153	527,663
Asia Pacific Telecom Co. Ltd. (a)		466,000	149,870
ASUSTeK Computer, Inc.		159,000	1,559,855
AU Optronics Corp.		1,997,000	828,540
Catcher Technology Co. Ltd.		150,000	1,538,563
Cathay Financial Holding Co. Ltd.		1,858,641	2,976,482
Chang Hwa Commercial Bank		1,133,561	656,365
Cheng Shin Rubber Industry Co. Ltd.		448,937	925,414
Chicony Electronics Co. Ltd.		120,326	316,909
China Airlines Ltd.		560,043	173,259
China Development Finance Holding Corp.		3,100,800	853,610
China Life Insurance Co. Ltd.		794,680	738,858
China Steel Corp.		2,662,204	2,131,666
Chinatrust Financial Holding Co. Ltd.		3,999,826	2,494,680
Chunghwa Telecom Co. Ltd.		869,000	2,934,478
Compal Electronics, Inc.		957,000	639,625
Delta Electronics, Inc.		445,381	2,505,204
E.SUN Financial Holdings Co. Ltd.		1,814,484	1,095,667
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)		104,065	11,191
ECLAT Textile Co. Ltd.		42,758	467,575
EVA Airways Corp.		471,453	231,647
Evergreen Marine Corp. (Taiwan) (a)		381,420	167,849
Far Eastern Textile Ltd.		759,705	638,471
Far EasTone Telecommunications Co. Ltd.		361,000	887,480
Feng Tay Enterprise Co. Ltd.		74,520	286,018
First Financial Holding Co. Ltd.		2,188,125	1,332,148
Formosa Chemicals & Fibre Corp.		737,760	2,265,299
Formosa Petrochemical Corp.		256,000	893,624
Formosa Plastics Corp.		947,520	2,843,532
Formosa Taffeta Co. Ltd.		178,000	185,521
Foxconn Technology Co. Ltd.		203,587	619,727
Fubon Financial Holding Co. Ltd.		1,512,334	2,366,853
Giant Manufacturing Co. Ltd.		64,000	386,461
Highwealth Construction Corp.		183,000	308,199
HIWIN Technologies Corp.		46,620	296,938
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,554,087	11,618,430
Hotai Motor Co. Ltd.		55,000	632,383
HTC Corp. (a)		156,000	373,702
Hua Nan Financial Holdings Co. Ltd.		1,686,496	943,049
Innolux Corp.		2,057,347	959,818
Inventec Corp.		572,865	425,531
Largan Precision Co. Ltd.		23,000	3,816,464
Lite-On Technology Corp.		487,279	848,059
MediaTek, Inc.		344,292	2,472,004
Mega Financial Holding Co. Ltd.		2,485,413	1,994,218
Merida Industry Co. Ltd.		48,000	257,288
Micro-Star International Co. Ltd.		153,000	306,273
Nan Ya Plastics Corp.		1,088,860	2,619,201
Nanya Technology Corp.		147,000	234,194
Nien Made Enterprise Co. Ltd.		33,000	333,570
Novatek Microelectronics Corp.		131,000	502,796
OBI Pharma, Inc. (a)		25,000	234,920
Pegatron Corp.		443,000	1,303,071
Phison Electronics Corp.		32,000	301,228
Pou Chen Corp.		500,000	698,971
Powertech Technology, Inc.		150,000	470,006
President Chain Store Corp.		131,000	1,137,792
Quanta Computer, Inc.		607,000	1,255,253
Realtek Semiconductor Corp.		102,401	345,594
Ruentex Development Co. Ltd. (a)		184,000	224,346
Ruentex Industries Ltd.		123,000	197,586
Shin Kong Financial Holding Co. Ltd. (a)		1,799,533	479,312
Siliconware Precision Industries Co. Ltd.		505,000	816,963
Sinopac Holdings Co.		2,300,604	701,835
Standard Foods Corp.		94,050	231,834
Synnex Technology International Corp.		328,500	355,423
TaiMed Biologics, Inc. (a)		38,000	228,204
Taishin Financial Holdings Co. Ltd.		1,969,773	811,424
Taiwan Business Bank		826,188	227,986
Taiwan Cement Corp.		772,000	896,575
Taiwan Cooperative Financial Holding Co. Ltd.		1,770,989	899,470
Taiwan Fertilizer Co. Ltd.		166,000	224,094
Taiwan Mobile Co. Ltd.		369,900	1,364,651
Taiwan Semiconductor Manufacturing Co. Ltd.		5,611,000	36,083,281
TECO Electric & Machinery Co. Ltd.		420,000	415,511
Transcend Information, Inc.		43,000	146,544
Unified-President Enterprises Corp.		1,105,983	2,038,290
United Microelectronics Corp.		2,692,000	1,074,252
Vanguard International Semiconductor Corp.		205,000	390,696
Wistron Corp.		568,102	535,715
WPG Holding Co. Ltd.		341,000	431,567
Yuanta Financial Holding Co. Ltd.		2,202,952	940,280
Yulon Motor Co. Ltd.		195,000	176,141

TOTAL TAIWAN			123,967,060

Thailand - 2.1%
Advanced Info Service PCL		11,100	56,142
Advanced Info Service PCL (For. Reg.)		230,500	1,165,824
Airports of Thailand PCL (For. Reg.)		974,200	1,133,282
Bangkok Bank PCL (For. Reg.)		54,600	295,092
Bangkok Dusit Medical Services PCL		71,400	41,891
Bangkok Dusit Medical Services PCL (For. Reg.)		842,100	494,064
Bangkok Expressway and Metro PCL		1,521,900	316,696
Banpu PCL (For. Reg.)		450,200	249,822
BEC World PCL (For. Reg.)		197,700	106,849
Berli Jucker PCL (For. Reg)		273,600	343,977
BTS Group Holdings PCL		1,258,100	309,071
Bumrungrad Hospital PCL		7,800	39,564
Bumrungrad Hospital PCL (For. Reg.)		77,100	391,071
C.P. ALL PCL		23,800	41,960
C.P. ALL PCL (For. Reg.)		1,111,100	1,958,876
Central Pattana PCL (For. Reg.)		296,500	514,162
Charoen Pokphand Foods PCL (For. Reg.)		618,600	478,253
Delta Electronics PCL (For. Reg.)		108,500	288,497
Electricity Generating PCL (For. Reg.)		29,700	188,844
Energy Absolute PCL		242,600	189,312
Glow Energy PCL (For. Reg.)		114,200	270,647
Home Product Center PCL (For. Reg.)		884,706	248,025
Indorama Ventures PCL (For. Reg.)		331,300	351,887
IRPC PCL (For. Reg.)		2,192,500	354,855
Kasikornbank PCL		38,000	203,179
Kasikornbank PCL (For. Reg.)		373,400	1,996,503
KCE Electronics PCL		62,100	191,146
Krung Thai Bank PCL (For. Reg.)		816,070	467,000
Minor International PCL (For. Reg.)		475,980	512,435
PTT Exploration and Production PCL		15,600	43,847
PTT Exploration and Production PCL (For. Reg.)		306,739	862,149
PTT Global Chemical PCL		23,900	51,806
PTT Global Chemical PCL (For. Reg.)		456,439	989,391
PTT PCL		4,600	51,717
PTT PCL (For. Reg.)		224,300	2,521,754
Robinsons Department Store PCL (For. Reg.)		109,800	198,338
Siam Cement PCL (For. Reg.)		91,950	1,419,113
Siam Commercial Bank PCL (For. Reg.)		398,900	1,798,509
Thai Oil PCL (For. Reg.)		181,600	409,387
Thai Union Frozen Products PCL (For. Reg.)		428,120	263,554
TMB PCL (For. Reg.)		2,900,700	191,144
True Corp. PCL		181,500	34,359
True Corp. PCL (For. Reg.)		2,166,319	410,098

TOTAL THAILAND			22,444,092

Turkey - 1.1%
Akbank T.A.S.		519,240	1,390,215
Anadolu Efes Biracilik Ve Malt Sanayii A/S		44,025	248,140
Arcelik A/S		51,303	342,314
Bim Birlesik Magazalar A/S JSC		49,933	816,062
Coca-Cola Icecek Sanayi A/S		15,617	158,810
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		411,542	341,798
Eregli Demir ve Celik Fabrikalari T.A.S.		308,357	565,156
Ford Otomotiv Sanayi A/S		14,449	160,682
Haci Omer Sabanci Holding A/S		203,190	605,231
Koc Holding A/S		141,906	667,191
Petkim Petrokimya Holding A/S		147,259	203,562
TAV Havalimanlari Holding A/S		37,360	155,669
Tofas Turk Otomobil Fabrikasi A/S		33,836	281,780
Tupras Turkiye Petrol Rafinelleri A/S		29,324	738,889
Turk Hava Yollari AO (a)		117,631	200,691
Turk Sise ve Cam Fabrikalari A/S		166,611	209,205
Turk Telekomunikasyon A/S		119,919	215,398
Turkcell Iletisim Hizmet A/S		208,982	730,153
Turkiye Garanti Bankasi A/S		543,192	1,466,578
Turkiye Halk Bankasi A/S		138,781	460,266
Turkiye Is Bankasi A/S Series C		347,957	686,715
Turkiye Vakiflar Bankasi TAO		158,114	270,204
Ulker Biskuvi Sanayi A/S		33,339	189,412
Yapi ve Kredi Bankasi A/S (a)		184,587	223,981

TOTAL TURKEY			11,328,102

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC		447,811	843,684
Aldar Properties PJSC		744,574	433,811
DP World Ltd.		37,941	775,514
Dubai Islamic Bank Pakistan Ltd. (a)		284,501	454,675
Dubai Parks and Resorts PJSC (a)		700,415	184,019
Emaar Malls Group PJSC (a)		432,664	302,735
Emaar Properties PJSC		805,962	1,575,499
Emirates Telecommunications Corp.		383,130	1,820,207
National Bank of Abu Dhabi PJSC (a)		322,788	966,694

TOTAL UNITED ARAB EMIRATES			7,356,838

United States of America - 0.3%
Southern Copper Corp. (b)		20,051	709,204
Yum China Holdings, Inc.		83,166	2,837,624

TOTAL UNITED STATES OF AMERICA			3,546,828

TOTAL COMMON STOCKS
(Cost $868,883,678)			975,360,332

Nonconvertible Preferred Stocks - 4.3%
Brazil - 3.0%
Banco Bradesco SA (PN)		633,904	6,672,463
Braskem SA (PN-A)		35,100	377,535
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		51,900	374,446
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		36,300	820,568
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)		173,095	484,266
Companhia Paranaense de Energia-Copel (PN-B)		22,400	205,859
Gerdau SA (PN)		211,700	653,632
Itau Unibanco Holding SA		735,921	9,102,648
Itausa-Investimentos Itau SA (PN)		889,356	2,771,138
Lojas Americanas SA (PN)		160,384	850,921
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		901,600	3,968,227
Suzano Papel e Celulose SA		91,100	384,887
Telefonica Brasil SA		102,500	1,527,142
Vale SA (PN-A)		432,900	3,581,530

TOTAL BRAZIL			31,775,262

Chile - 0.1%
Embotelladora Andina SA Class B		55,746	230,951
Sociedad Quimica y Minera de Chile SA (PN-B)		22,160	783,497

TOTAL CHILE			1,014,448

Colombia - 0.2%
Bancolombia SA (PN) (a)		104,115	1,016,378
Grupo Aval Acciones y Valores SA		745,897	295,367
Grupo de Inversiones Suramerica SA		25,237	323,054

TOTAL COLOMBIA			1,634,799

Korea (South) - 0.8%
AMOREPACIFIC Corp.		2,210	369,110
Hyundai Motor Co.		6,466	524,624
Hyundai Motor Co. Series 2		8,328	726,943
LG Chemical Ltd.		1,883	301,254
LG Household & Health Care Ltd.		499	234,674
Samsung Electronics Co. Ltd.		4,002	6,166,936

TOTAL KOREA (SOUTH)			8,323,541

Russia - 0.2%
AK Transneft OAO (a)		355	1,201,651
Surgutneftegas OJSC (a)		1,579,712	846,621

TOTAL RUSSIA			2,048,272

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $40,466,033)			44,796,322
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25
(Cost $52,909)	INR	264,162	57,223

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.47% 5/25/17(d)
(Cost $1,999,377)		$2,000,000	1,999,106
		Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.85% (e)		16,092,856	16,096,075
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)		35,359,150	35,362,686
TOTAL MONEY MARKET FUNDS
(Cost $51,457,711)			51,458,761
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $962,859,708)			1,073,671,744
NET OTHER ASSETS (LIABILITIES) - (3.0)%			(30,843,838)
NET ASSETS - 100%			$1,042,827,906

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
456 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	22,321,200	$636,292

The face value of futures purchased as a percentage of Net Assets is 2.1%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $922,587.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,384
Fidelity Securities Lending Cash Central Fund	34,998
Total	$105,382

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$107,142,901	$87,187,952	$18,989,481	$965,468
Consumer Staples	70,628,254	70,580,306	--	47,948
Energy	73,278,145	56,976,907	16,301,238	--
Financials	244,978,780	227,824,859	17,153,921	--
Health Care	24,049,483	23,003,652	1,045,831	--
Industrials	59,420,033	58,091,156	--	1,328,877
Information Technology	256,198,419	165,719,230	90,479,187	2
Materials	74,450,694	64,069,989	10,317,829	62,876
Real Estate	25,813,762	25,331,038	--	482,724
Telecommunication Services	56,629,525	32,228,875	24,400,650	--
Utilities	27,566,658	25,228,157	2,338,501	--
Corporate Bonds	57,223	--	57,223	--
Government Obligations	1,999,106	--	1,999,106	--
Money Market Funds	51,458,761	51,458,761	--	--
Total Investments in Securities:	$1,073,671,744	$887,700,882	$183,082,967	$2,887,895
Derivative Instruments:
Assets
Futures Contracts	$636,292	$636,292	$--	$--
Total Assets	$636,292	$636,292	$--	$--
Total Derivative Instruments:	$636,292	$636,292	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$20,341,557
Level 2 to Level 1	$12,886,224

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$636,292	$0
Total Equity Risk	636,292	0
Total Value of Derivatives	$636,292	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,536,778) — See accompanying schedule: Unaffiliated issuers (cost $911,401,997)	$1,022,212,983
Fidelity Central Funds (cost $51,457,711)	51,458,761
Total Investments (cost $962,859,708)		$1,073,671,744
Foreign currency held at value (cost $5,849,605)		5,779,142
Receivable for investments sold		12,846
Receivable for fund shares sold		2,853,072
Dividends receivable		808,285
Distributions receivable from Fidelity Central Funds		20,091
Receivable for daily variation margin for derivative instruments		75,076
Other receivables		3,988
Total assets		1,083,224,244
Liabilities
Payable for investments purchased	$1,801,697
Payable for fund shares redeemed	2,387,527
Accrued management fee	75,472
Other affiliated payables	34,560
Other payables and accrued expenses	736,517
Collateral on securities loaned	35,360,565
Total liabilities		40,396,338
Net Assets		$1,042,827,906
Net Assets consist of:
Paid in capital		$1,001,390,269
Undistributed net investment income		3,795,225
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,043,193)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		110,685,605
Net Assets		$1,042,827,906
Investor Class:
Net Asset Value, offering price and redemption price per share ($25,930,828 ÷ 2,682,586 shares)		$9.67
Premium Class:
Net Asset Value, offering price and redemption price per share ($664,905,860 ÷ 68,770,663 shares)		$9.67
Institutional Class:
Net Asset Value, offering price and redemption price per share ($199,045,179 ÷ 20,563,687 shares)		$9.68
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($152,946,039 ÷ 15,804,203 shares)		$9.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$7,819,373
Interest		8,155
Income from Fidelity Central Funds		105,382
Income before foreign taxes withheld		7,932,910
Less foreign taxes withheld		(892,509)
Total income		7,040,401
Expenses
Management fee	$389,411
Transfer agent fees	183,365
Independent trustees' fees and expenses	1,654
Interest	204
Miscellaneous	1,386
Total expenses before reductions	576,020
Expense reductions	(14)	576,006
Net investment income (loss)		6,464,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,201,065)
Fidelity Central Funds	(1,981)
Foreign currency transactions	(266,067)
Futures contracts	1,391,539
Total net realized gain (loss)		(4,077,574)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $349,097)	74,985,019
Assets and liabilities in foreign currencies	(7,788)
Futures contracts	424,988
Total change in net unrealized appreciation (depreciation)		75,402,219
Net gain (loss)		71,324,645
Net increase (decrease) in net assets resulting from operations		$77,789,040

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,464,395	$12,935,814
Net realized gain (loss)	(4,077,574)	(52,680,099)
Change in net unrealized appreciation (depreciation)	75,402,219	107,344,215
Net increase (decrease) in net assets resulting from operations	77,789,040	67,599,930
Distributions to shareholders from net investment income	(12,638,479)	(11,347,194)
Share transactions - net increase (decrease)	192,653,324	211,661,406
Redemption fees	107,289	99,407
Total increase (decrease) in net assets	257,911,174	268,013,549
Net Assets
Beginning of period	784,916,732	516,903,183
End of period	$1,042,827,906	$784,916,732
Other Information
Undistributed net investment income end of period	$3,795,225	$9,969,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.02	$8.41	$10.16	$10.04	$9.76	$9.54
Income from Investment Operations
Net investment income (loss)A	.06	.17	.24	.25	.26	.27
Net realized and unrealized gain (loss)	.72	.61	(1.82)	.06	.19	(.06)
Total from investment operations	.78	.78	(1.58)	.31	.45	.21
Distributions from net investment income	(.13)	(.17)	(.17)	(.19)	(.12)	–
Distributions from net realized gain	–	–	–	–	(.06)	(.03)
Total distributions	(.13)	(.17)	(.17)	(.19)	(.19)B	(.03)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.02	.04
Net asset value, end of period	$9.67	$9.02	$8.41	$10.16	$10.04	$9.76
Total ReturnD,E	8.76%	9.76%	(15.68)%	3.18%	4.78%	2.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.30%H	.41%	.46%	.46%	.47%	.46%
Expenses net of fee waivers, if any	.30%H	.31%	.31%	.31%	.32%	.33%
Expenses net of all reductions	.30%H	.31%	.31%	.31%	.32%	.33%
Net investment income (loss)	1.33%H	2.05%	2.55%	2.50%	2.56%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$25,931	$19,862	$23,983	$16,792	$10,259	$44,554
Portfolio turnover rateI	7%H	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.03	$8.42	$10.17	$10.05	$9.77	$9.54
Income from Investment Operations
Net investment income (loss)A	.07	.18	.25	.26	.26	.28
Net realized and unrealized gain (loss)	.71	.61	(1.82)	.06	.21	(.06)
Total from investment operations	.78	.79	(1.57)	.32	.47	.22
Distributions from net investment income	(.14)	(.18)	(.18)	(.20)	(.14)	–
Distributions from net realized gain	–	–	–	–	(.06)	(.03)
Total distributions	(.14)	(.18)	(.18)	(.20)	(.20)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	.04
Net asset value, end of period	$9.67	$9.03	$8.42	$10.17	$10.05	$9.77
Total ReturnC,D	8.81%	9.87%	(15.57)%	3.30%	4.93%	2.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G	.27%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.14%G	.18%	.20%	.20%	.20%	.22%
Expenses net of all reductions	.14%G	.18%	.20%	.20%	.20%	.22%
Net investment income (loss)	1.49%G	2.18%	2.66%	2.61%	2.68%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$664,906	$583,548	$443,052	$323,342	$210,071	$51,728
Portfolio turnover rateH	7%G	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$8.43	$10.18	$10.06	$9.79	$9.54
Income from Investment Operations
Net investment income (loss)A	.07	.18	.25	.26	.27	.28
Net realized and unrealized gain (loss)	.71	.62	(1.81)	.06	.20	(.04)
Total from investment operations	.78	.80	(1.56)	.32	.47	.24
Distributions from net investment income	(.14)	(.19)	(.19)	(.20)	(.15)	–
Distributions from net realized gain	–	–	–	–	(.06)	(.03)
Total distributions	(.14)	(.19)	(.19)	(.20)	(.21)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	.04
Net asset value, end of period	$9.68	$9.04	$8.43	$10.18	$10.06	$9.79
Total ReturnC,D	8.84%	9.94%	(15.49)%	3.37%	4.91%	2.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.20%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.11%G	.12%	.13%	.13%	.13%	.15%
Expenses net of all reductions	.11%G	.12%	.13%	.13%	.13%	.15%
Net investment income (loss)	1.52%G	2.24%	2.73%	2.68%	2.74%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$199,045	$181,237	$49,626	$21,598	$474	$517
Portfolio turnover rateH	7%G	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$8.43	$10.18	$10.06	$9.79	$9.54
Income from Investment Operations
Net investment income (loss)A	.07	.19	.26	.27	.26	.28
Net realized and unrealized gain (loss)	.71	.61	(1.82)	.06	.21	(.04)
Total from investment operations	.78	.80	(1.56)	.33	.47	.24
Distributions from net investment income	(.14)	(.19)	(.19)	(.21)	(.15)	–
Distributions from net realized gain	–	–	–	–	(.06)	(.03)
Total distributions	(.14)	(.19)	(.19)	(.21)	(.21)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	.04
Net asset value, end of period	$9.68	$9.04	$8.43	$10.18	$10.06	$9.79
Total ReturnC,D	8.86%	9.98%	(15.46)%	3.40%	4.95%	2.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.19%	.25%	.25%	.24%	.25%
Expenses net of fee waivers, if any	.09%G	.10%	.10%	.10%	.10%	.12%
Expenses net of all reductions	.09%G	.10%	.10%	.10%	.10%	.12%
Net investment income (loss)	1.54%G	2.26%	2.76%	2.71%	2.78%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$152,946	$269	$243	$111	$7,372	$80
Portfolio turnover rateH	7%G	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2	1.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9	0.9
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.9	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.9	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.7	0.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.7	0.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.6	0.6
	8.5

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	22.4
Industrials	11.6	11.1
Consumer Discretionary	11.3	10.9
Information Technology	10.1	9.2
Consumer Staples	9.2	10.1
Health Care	7.7	8.0
Materials	7.3	6.8
Energy	6.6	6.3
Telecommunication Services	4.6	4.6
Real Estate	3.0	3.3

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	15.6%
United Kingdom	11.1%
France	6.6%
Canada	6.6%
Germany	6.5%
Switzerland	5.9%
Australia	4.9%
Korea (South)	3.4%
Cayman Islands	3.3%
Other*	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	16.3%
United Kingdom	10.8%
Canada	6.8%
France	6.1%
Germany	6.1%
Switzerland	5.7%
United States of America*	5.2%
Australia	4.7%
Korea (South)	3.2%
Other	35.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.0	0.1

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Global ex U.S. Index Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
		Shares	Value
Australia - 4.9%
AGL Energy Ltd.		87,707	$1,757,463
Alumina Ltd.		322,654	444,550
Amcor Ltd.		150,933	1,775,523
AMP Ltd.		385,216	1,546,091
APA Group unit		145,275	996,442
Aristocrat Leisure Ltd.		70,585	1,038,054
ASX Ltd.		25,173	956,049
Aurizon Holdings Ltd.		267,289	1,030,752
Australia & New Zealand Banking Group Ltd.		381,559	9,359,905
Bank of Queensland Ltd.		50,297	450,819
Bendigo & Adelaide Bank Ltd.		61,485	567,212
BHP Billiton Ltd.		418,497	7,450,898
Boral Ltd.		152,658	704,152
Brambles Ltd.		206,904	1,601,973
Caltex Australia Ltd.		33,962	759,616
Challenger Ltd.		74,285	735,357
Cimic Group Ltd.		12,335	342,026
Coca-Cola Amatil Ltd.		74,543	523,013
Cochlear Ltd.		7,461	781,481
Commonwealth Bank of Australia		224,607	14,699,432
Computershare Ltd.		60,438	667,073
Crown Ltd.		47,629	445,807
CSL Ltd.		59,414	5,897,044
DEXUS Property Group unit		126,139	963,419
Dominos Pizza Enterprises Ltd.		8,258	377,941
DUET Group		317,172	717,245
Flight Centre Travel Group Ltd.		7,620	179,449
Fortescue Metals Group Ltd.		202,831	806,482
Goodman Group unit		233,049	1,415,253
Harvey Norman Holdings Ltd.		70,673	221,735
Healthscope Ltd.		230,905	382,113
Incitec Pivot Ltd.		219,694	623,481
Insurance Australia Group Ltd.		308,450	1,434,307
Lendlease Group unit		72,323	868,112
Macquarie Group Ltd.		39,929	2,780,592
Medibank Private Ltd.		358,443	781,050
Mirvac Group unit		482,500	820,142
National Australia Bank Ltd.		346,322	8,817,081
Newcrest Mining Ltd.		99,888	1,582,686
Orica Ltd.		48,797	677,071
Origin Energy Ltd.		228,495	1,228,477
Qantas Airways Ltd.		59,131	187,736
QBE Insurance Group Ltd.		178,729	1,722,421
Ramsay Health Care Ltd.		18,400	987,877
realestate.com.au Ltd.		6,677	307,434
Rio Tinto Ltd.		55,289	2,502,240
Santos Ltd.		238,122	620,504
Scentre Management Ltd. A/S Trustee South Carolina unit		693,808	2,239,146
SEEK Ltd.		43,072	549,579
Sonic Healthcare Ltd.		51,364	849,612
South32 Ltd.		693,501	1,437,140
SP AusNet		232,822	305,090
Stockland Corp. Ltd. unit		313,092	1,137,050
Suncorp Group Ltd.		168,151	1,737,578
Sydney Airport unit		143,566	740,690
Tabcorp Holdings Ltd.		109,127	388,143
Tatts Group Ltd.		191,283	615,901
Telstra Corp. Ltd.		544,671	1,720,927
The GPT Group unit		234,213	920,738
TPG Telecom Ltd.		45,384	200,503
TPG Telecom Ltd. rights 5/12/17 (a)		3,644	1,774
Transurban Group unit		266,211	2,431,933
Treasury Wine Estates Ltd.		96,148	863,947
Vicinity Centers unit		438,250	945,105
Vocus Group Ltd.		69,585	175,595
Wesfarmers Ltd.		147,386	4,745,593
Westfield Corp. unit		257,226	1,748,906
Westpac Banking Corp.		436,119	11,432,761
Woodside Petroleum Ltd.		98,808	2,380,916
Woolworths Ltd.		167,900	3,379,448

TOTAL AUSTRALIA			126,483,655

Austria - 0.1%
Andritz AG		9,527	526,879
Erste Group Bank AG		39,192	1,401,146
OMV AG		19,175	883,012
Raiffeisen International Bank-Holding AG (a)		14,805	337,540
Voestalpine AG		14,817	619,056

TOTAL AUSTRIA			3,767,633

Bailiwick of Jersey - 0.9%
Experian PLC		123,919	2,665,841
Glencore Xstrata PLC		1,594,409	6,270,611
Petrofac Ltd.		34,429	363,205
Randgold Resources Ltd.		12,213	1,074,334
Shire PLC		117,720	6,940,628
Wolseley PLC		32,948	2,094,081
WPP PLC		166,669	3,568,971

TOTAL BAILIWICK OF JERSEY			22,977,671

Belgium - 0.8%
Ageas		25,384	1,039,670
Anheuser-Busch InBev SA NV		99,324	11,200,804
Colruyt NV		8,764	450,076
Groupe Bruxelles Lambert SA		10,524	1,008,928
KBC Groep NV		32,702	2,361,045
Proximus		19,686	602,254
Solvay SA Class A		9,652	1,227,501
Telenet Group Holding NV (a)		6,943	421,713
UCB SA		16,452	1,282,438
Umicore SA		12,382	724,965

TOTAL BELGIUM			20,319,394

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)		442,000	172,178
Alibaba Pictures Group Ltd. (a)		1,470,000	238,122
Beijing Enterprises Water Group Ltd.		576,000	441,348
Brilliance China Automotive Holdings Ltd.		392,000	657,168
Cheung Kong Infrastructure Holdings Ltd.		86,000	753,489
China Gas Holdings Ltd.		228,000	357,608
China Resource Gas Group Ltd.		118,000	398,221
Cosco Shipping Ports Ltd.		208,707	228,607
Credicorp Ltd. (United States)		8,767	1,347,137
GOME Electrical Appliances Holdings Ltd.		1,569,104	213,831
Haier Electronics Group Co. Ltd.		168,000	390,067
Hanergy Thin Film Power Group Ltd. (a)		576,000	1
HengTen Networks Group Ltd. (a)		2,704,000	50,754
Hongkong Land Holdings Ltd.		153,336	1,182,221
Jardine Matheson Holdings Ltd.		32,576	2,102,129
Jardine Strategic Holdings Ltd.		28,800	1,217,376
Kerry Properties Ltd.		86,000	321,739
Kunlun Energy Co. Ltd.		430,000	388,630
Li & Fung Ltd.		790,000	331,099
Nine Dragons Paper (Holdings) Ltd.		212,000	228,943
NWS Holdings Ltd.		204,289	383,977
Shangri-La Asia Ltd.		160,000	229,149
Yue Yuen Industrial (Holdings) Ltd.		99,000	391,375

TOTAL BERMUDA			12,025,169

Brazil - 1.0%
AES Tiete Energia SA unit		25,587	108,747
Ambev SA		614,700	3,536,309
Banco Bradesco SA		112,424	1,152,912
Banco do Brasil SA		112,000	1,159,150
Banco Santander SA (Brasil) unit		54,300	469,087
BB Seguridade Participacoes SA		91,200	858,830
BM&F BOVESPA SA		269,166	1,612,087
BR Malls Participacoes SA		77,600	343,498
Brasil Foods SA		79,400	995,361
CCR SA		158,000	881,083
Centrais Eletricas Brasileiras SA (Electrobras) (a)		27,600	157,041
Cielo SA		159,271	1,209,317
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		44,500	410,364
Companhia Siderurgica Nacional SA (CSN) (a)		78,800	192,404
Cosan SA Industria e Comercio		16,300	190,575
CPFL Energia SA		26,582	217,745
Drogasil SA (a)		30,100	639,639
Duratex SA		41,549	116,896
EDP Energias do Brasil SA		41,481	175,383
Embraer SA		86,900	420,530
ENGIE Brasil Energia SA		23,500	251,729
Equatorial Energia SA		25,900	469,114
Fibria Celulose SA		31,600	292,699
Hypermarcas SA		46,200	437,539
Itausa-Investimentos Itau SA (a)		7,850	24,361
Itausa-Investimentos Itau SA (a)		308	896
JBS SA		90,700	293,470
Klabin SA unit		70,300	349,944
Kroton Educacional SA		180,152	848,529
Localiza Rent A Car SA		20,180	300,724
Lojas Americanas SA		24,750	106,671
Lojas Renner SA		83,800	780,959
M. Dias Branco SA		12,600	193,443
Multiplan Empreendimentos Imobiliarios SA		11,022	235,091
Natura Cosmeticos SA		22,600	215,387
Odontoprev SA		32,600	117,601
Petroleo Brasileiro SA - Petrobras (ON) (a)		387,000	1,750,861
Porto Seguro SA		13,900	125,772
Qualicorp SA		29,600	210,759
Rumo SA (a)		104,700	287,970
Sul America SA unit		25,047	132,493
TIM Participacoes SA		110,400	356,864
Ultrapar Participacoes SA		47,200	1,047,187
Vale SA		167,500	1,449,638
Weg SA (a)		75,100	418,793

TOTAL BRAZIL			25,545,452

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		278,852	214,740
Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		29,332	1,402,083
Agrium, Inc.		17,098	1,604,773
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		54,720	2,516,627
AltaGas Ltd.		21,533	482,542
ARC Resources Ltd.		45,794	601,171
ATCO Ltd. Class I (non-vtg.)		9,878	359,430
Bank of Montreal		84,159	5,959,349
Bank of Nova Scotia		157,395	8,749,227
Barrick Gold Corp.		151,832	2,538,227
BCE, Inc.		19,784	900,755
BlackBerry Ltd. (a)		65,079	607,859
Bombardier, Inc. Class B (sub. vtg.) (a)		251,290	388,427
Brookfield Asset Management, Inc. Class A		115,786	4,280,108
CAE, Inc.		34,922	533,404
Cameco Corp.		51,547	494,304
Canadian Imperial Bank of Commerce		51,740	4,178,847
Canadian National Railway Co.		99,975	7,226,500
Canadian Natural Resources Ltd.		144,063	4,588,740
Canadian Pacific Railway Ltd.		18,109	2,774,754
Canadian Tire Ltd. Class A (non-vtg.)		8,870	1,082,555
Canadian Utilities Ltd. Class A (non-vtg.)		16,504	475,757
CCL Industries, Inc. Class B		3,635	841,478
Cenovus Energy, Inc.		132,958	1,325,635
CGI Group, Inc. Class A (sub. vtg.) (a)		28,351	1,368,275
CI Financial Corp.		31,343	613,060
Constellation Software, Inc.		2,484	1,136,102
Crescent Point Energy Corp.		70,437	697,120
Dollarama, Inc.		14,513	1,270,505
Eldorado Gold Corp.		95,457	348,947
Element Financial Corp.		50,330	442,077
Emera, Inc.		6,467	223,849
Empire Co. Ltd. Class A (non-vtg.)		21,844	336,529
Enbridge, Inc.		212,267	8,798,262
Encana Corp.		126,704	1,356,101
Fairfax Financial Holdings Ltd. (sub. vtg.)		3,001	1,371,835
Finning International, Inc.		22,172	421,659
First Capital Realty, Inc.		16,886	245,426
First Quantum Minerals Ltd.		89,813	855,989
Fortis, Inc.		52,106	1,695,578
Franco-Nevada Corp.		23,207	1,578,358
George Weston Ltd.		6,642	596,493
Gildan Activewear, Inc.		28,649	803,192
Goldcorp, Inc.		111,185	1,549,202
Great-West Lifeco, Inc.		38,536	1,036,623
H&R REIT/H&R Finance Trust		18,512	314,082
Husky Energy, Inc. (a)		45,748	528,177
Hydro One Ltd.		23,623	416,026
IGM Financial, Inc.		12,776	383,828
Imperial Oil Ltd.		38,645	1,124,203
Industrial Alliance Insurance and Financial Services, Inc.		13,383	564,614
Intact Financial Corp.		17,053	1,168,181
Inter Pipeline Ltd.		46,739	952,208
International Petroleum Corp. (a)		7,801	28,360
Jean Coutu Group, Inc. Class A (sub. vtg.)		11,104	181,725
Keyera Corp.		24,012	664,572
Kinross Gold Corp. (a)		162,044	563,869
Linamar Corp.		6,198	263,530
Loblaw Companies Ltd.		28,900	1,621,940
Magna International, Inc. Class A (sub. vtg.)		50,099	2,092,704
Manulife Financial Corp.		257,138	4,509,640
Methanex Corp.		11,683	536,885
Metro, Inc. Class A (sub. vtg.)		30,243	1,036,422
National Bank of Canada		43,994	1,709,741
Onex Corp. (sub. vtg.)		10,690	771,296
Open Text Corp.		34,058	1,180,884
Pembina Pipeline Corp.		51,421	1,638,631
Peyto Exploration & Development Corp.		21,404	389,491
Potash Corp. of Saskatchewan, Inc.		109,368	1,844,366
Power Corp. of Canada (sub. vtg.)		48,564	1,125,292
Power Financial Corp.		32,524	826,532
PrairieSky Royalty Ltd.		26,670	581,248
Restaurant Brands International, Inc.		28,676	1,609,578
Restaurant Brands International, Inc.		304	17,076
RioCan (REIT)		21,416	406,811
Rogers Communications, Inc. Class B (non-vtg.)		47,126	2,160,812
Royal Bank of Canada		193,592	13,255,957
Saputo, Inc.		33,215	1,092,040
Seven Generations Energy Ltd. (a)		31,513	557,979
Shaw Communications, Inc. Class B		54,359	1,152,448
Silver Wheaton Corp.		57,465	1,146,732
Smart (REIT)		8,655	205,176
SNC-Lavalin Group, Inc.		18,940	761,735
Sun Life Financial, Inc.		79,863	2,820,553
Suncor Energy, Inc.		216,965	6,799,577
Teck Resources Ltd. Class B (sub. vtg.)		73,869	1,532,523
TELUS Corp. (a)		25,279	841,121
The Toronto-Dominion Bank		242,072	11,390,267
Thomson Reuters Corp.		43,067	1,957,032
Tourmaline Oil Corp. (a)		29,652	582,592
TransCanada Corp.		112,543	5,225,432
Turquoise Hill Resources Ltd. (a)		133,260	363,157
Valeant Pharmaceuticals International, Inc. (Canada) (a)		42,882	396,658
Veresen, Inc.		41,085	458,389
Vermilion Energy, Inc.		15,225	536,034
West Fraser Timber Co. Ltd.		8,647	388,562
Yamana Gold, Inc.		124,502	334,729

TOTAL CANADA			163,669,151

Cayman Islands - 3.3%
3SBio, Inc. (a)		136,000	181,488
58.com, Inc. ADR (a)(b)		11,056	437,596
AAC Technology Holdings, Inc.		96,000	1,409,451
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		146,329	16,901,000
Anta Sports Products Ltd.		140,000	393,271
ASM Pacific Technology Ltd.		31,600	470,444
Baidu.com, Inc. sponsored ADR (a)		35,441	6,387,531
Belle International Holdings Ltd.		789,000	534,565
Casetek Holdings		17,000	50,342
Chailease Holding Co. Ltd.		137,816	350,662
Cheung Kong Property Holdings Ltd.		350,716	2,515,952
China Conch Venture Holdings Ltd.		175,000	348,724
China Huishan Dairy Holdings Co. Ltd.		461,000	24,892
China Medical System Holdings Ltd.		157,000	271,276
China Mengniu Dairy Co. Ltd.		357,000	691,203
China Resources Land Ltd.		360,634	1,001,458
China State Construction International Holdings Ltd.		236,000	428,410
CK Hutchison Holdings Ltd.		352,216	4,399,106
Country Garden Holdings Co. Ltd.		709,644	675,126
Ctrip.com International Ltd. ADR (a)(b)		48,635	2,456,554
ENN Energy Holdings Ltd.		99,000	537,106
Evergrande Real Estate Group Ltd. (b)		534,000	570,499
Fullshare Holdings Ltd. (b)		870,000	281,859
GCL-Poly Energy Holdings Ltd. (a)(b)		1,679,000	202,904
Geely Automobile Holdings Ltd.		695,000	938,181
Haitian International Holdings Ltd.		86,000	210,734
Hengan International Group Co. Ltd.		94,000	703,337
JD.com, Inc. sponsored ADR (a)		88,095	3,089,492
Kingsoft Corp. Ltd.		101,000	288,262
Longfor Properties Co. Ltd.		195,000	337,938
Melco Crown Entertainment Ltd. sponsored ADR		24,760	543,482
MGM China Holdings Ltd.		120,000	273,374
NetEase, Inc. ADR		10,367	2,751,298
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		17,425	1,124,610
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)		11,700	4,182
Sands China Ltd.		315,200	1,430,452
Semiconductor Manufacturing International Corp. (a)		364,100	459,950
Shenzhou International Group Holdings Ltd.		73,000	480,513
Shimao Property Holdings Ltd.		155,000	249,089
SINA Corp.		7,374	566,397
Sino Biopharmaceutical Ltd.		577,000	474,754
SOHO China Ltd.		260,500	141,999
Sunac China Holdings Ltd.		257,000	335,030
Sunny Optical Technology Group Co. Ltd.		93,000	765,201
TAL Education Group ADR (a)(b)		5,645	672,376
Tencent Holdings Ltd.		741,000	23,218,004
Tingyi (Cayman Islands) Holding Corp.		258,000	331,358
Vipshop Holdings Ltd. ADR (a)		52,884	733,501
Want Want China Holdings Ltd.		737,000	530,601
Weibo Corp. sponsored ADR (a)(b)		4,200	234,612
WH Group Ltd.		1,049,000	937,287
Wynn Macau Ltd.		206,400	453,752
YY, Inc. ADR (a)		4,033	197,496
Zhen Ding Technology Holding Ltd.		52,302	122,176

TOTAL CAYMAN ISLANDS			84,120,857

Chile - 0.2%
AES Gener SA		379,550	142,742
Aguas Andinas SA		343,689	194,656
Banco de Chile (a)		3,326,326	401,210
Banco de Credito e Inversiones (a)		4,784	267,369
Banco Santander Chile		8,546,227	504,523
Cencosud SA		184,556	525,403
Colbun SA		1,051,708	232,906
Compania Cervecerias Unidas SA		19,058	245,402
Compania de Petroleos de Chile SA (COPEC)		59,143	659,306
CorpBanca SA (a)		20,147,413	183,632
Empresa Nacional de Electricidad SA		424,725	325,370
Empresa Nacional de Telecomunicaciones SA (ENTEL)		19,522	234,005
Empresas CMPC SA		166,045	385,702
Enel Chile SA		2,478,241	273,555
Enersis SA		3,744,455	743,555
LATAM Airlines Group SA		39,930	503,459
S.A.C.I. Falabella		79,226	631,287

TOTAL CHILE			6,454,082

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		3,206,000	1,479,689
Air China Ltd. (H Shares)		226,000	200,189
Aluminum Corp. of China Ltd. (H Shares)(a)		498,000	245,211
Anhui Conch Cement Co. Ltd. (H Shares)		160,500	562,282
AviChina Industry & Technology Co. Ltd. (H Shares)		289,000	192,831
Bank Communications Co. Ltd.:
rights (a)		2,278	0
(H Shares)		1,139,000	877,128
Bank of China Ltd. (H Shares)		10,352,000	5,017,393
Beijing Capital International Airport Co. Ltd. (H Shares)		196,000	276,676
BYD Co. Ltd. (H Shares)		83,000	489,249
CGN Power Co. Ltd. (H Shares)		1,381,000	417,229
China Cinda Asset Management Co. Ltd. (H Shares)		1,153,000	438,767
China CITIC Bank Corp. Ltd. (H Shares)		1,161,000	735,854
China Coal Energy Co. Ltd. (H Shares) (a)		260,000	126,351
China Communications Construction Co. Ltd. (H Shares)		576,000	792,353
China Communications Services Corp. Ltd. (H Shares)		322,000	183,389
China Construction Bank Corp. (H Shares)		10,965,000	8,909,190
China Everbright Bank Co. Ltd. (H Shares)		409,000	191,924
China Galaxy Securities Co. Ltd. (H Shares)		392,500	358,270
China Huarong Asset Management Co. Ltd.		820,000	345,780
China Life Insurance Co. Ltd. (H Shares)		969,000	2,947,955
China Longyuan Power Grid Corp. Ltd. (H Shares)		401,000	308,805
China Merchants Bank Co. Ltd. (H Shares)		507,751	1,318,605
China Minsheng Banking Corp. Ltd. (H Shares)		767,500	755,822
China National Building Materials Co. Ltd. (H Shares)		364,000	242,406
China Oilfield Services Ltd. (H Shares)		234,000	216,000
China Pacific Insurance (Group) Co. Ltd. (H Shares)		343,200	1,268,521
China Petroleum & Chemical Corp. (H Shares)		3,324,000	2,699,267
China Railway Construction Corp. Ltd. (H Shares)		250,000	349,689
China Railway Group Ltd. (H Shares)		520,000	441,225
China Shenhua Energy Co. Ltd. (H Shares)		442,500	1,031,961
China Southern Airlines Ltd. (H Shares)		222,000	147,841
China Telecom Corp. Ltd. (H Shares)		1,800,000	879,364
China Vanke Co. Ltd. (H Shares)		171,300	434,727
Chongqing Changan Automobile Co. Ltd. (B Shares)		101,400	134,273
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		332,000	228,352
CITIC Securities Co. Ltd. (H Shares)		279,500	586,428
CRRC Corp. Ltd. (H Shares)		541,950	528,827
Dongfeng Motor Group Co. Ltd. (H Shares)		362,000	380,693
Fuyao Glass Industries Group Co. Ltd.		64,000	226,269
GF Securities Co. Ltd. (H Shares)		179,800	372,159
Great Wall Motor Co. Ltd. (H Shares)		407,000	441,621
Guangzhou Automobile Group Co. Ltd. (H Shares)		278,000	432,457
Guangzhou R&F Properties Co. Ltd. (H Shares)		124,800	210,183
Haitong Securities Co. Ltd. (H Shares)		398,800	658,313
Huaneng Power International, Inc. (H Shares)		552,000	381,089
Huaneng Renewables Corp. Ltd. (H Shares)		522,000	182,537
Huatai Securities Co. Ltd. (H Shares)		192,600	373,396
Industrial & Commercial Bank of China Ltd. (H Shares)		9,615,000	6,279,507
Jiangsu Expressway Co. Ltd. (H Shares)		158,000	233,191
Jiangxi Copper Co. Ltd. (H Shares)		158,000	246,597
New China Life Insurance Co. Ltd. (H Shares)		101,500	501,736
People's Insurance Co. of China Group (H Shares)		915,000	377,606
PetroChina Co. Ltd. (H Shares)		2,748,000	1,930,694
PICC Property & Casualty Co. Ltd. (H Shares)		599,289	964,613
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		679,500	3,826,274
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		256,000	186,610
Shanghai Electric Group Co. Ltd. (H Shares) (a)		366,000	172,687
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		53,500	201,871
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		87,040	138,829
Shanghai Pharma Holding Co. Ltd. (H Shares)		90,300	239,148
Sinopec Engineering Group Co. Ltd. (H Shares)		155,000	151,446
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		455,000	254,456
Sinopharm Group Co. Ltd. (H Shares)		154,800	694,559
Sinotrans Ltd. (H Shares)		264,000	118,791
TravelSky Technology Ltd. (H Shares)		125,000	329,440
Tsingtao Brewery Co. Ltd. (H Shares)		48,000	215,984
Weichai Power Co. Ltd. (H Shares)		126,800	205,727
Yanzhou Coal Mining Co. Ltd. (H Shares)		248,000	214,575
Zhejiang Expressway Co. Ltd. (H Shares)		186,000	231,473
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		73,000	375,870
Zijin Mng Group Co. Ltd. (H Shares)		720,000	254,553
ZTE Corp. (H Shares)		102,280	197,240

TOTAL CHINA			58,562,017

Colombia - 0.1%
Cementos Argos SA (a)		60,215	243,562
Corporacion Financiera Colombiana SA		11,675	112,067
Ecopetrol SA		642,390	296,958
Grupo de Inversiones Suramerica SA		31,097	411,174
Interconexion Electrica SA ESP		51,789	205,255
Inversiones Argos SA (a)		38,029	263,695

TOTAL COLOMBIA			1,532,711

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		20,981	366,191
Komercni Banka A/S		10,082	390,626
MONETA Money Bank A/S		64,365	207,862
Telefonica Czech Rep A/S		8,264	97,565

TOTAL CZECH REPUBLIC			1,062,244

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		491	814,708
Series B		851	1,468,004
Carlsberg A/S Series B		13,951	1,392,393
Christian Hansen Holding A/S		12,882	868,201
Coloplast A/S Series B		15,461	1,323,861
Danske Bank A/S		89,827	3,262,490
DONG Energy A/S		19,190	755,993
DSV de Sammensluttede Vognmaend A/S		24,785	1,380,766
Genmab A/S (a)		7,470	1,485,631
ISS Holdings A/S		21,767	902,781
Novo Nordisk A/S Series B		249,152	9,701,195
Novozymes A/S Series B		30,051	1,298,289
Pandora A/S		14,494	1,566,517
TDC A/S		105,512	566,326
Tryg A/S		14,304	274,422
Vestas Wind Systems A/S		28,868	2,485,905
William Demant Holding A/S (a)		15,536	355,622

TOTAL DENMARK			29,903,104

Egypt - 0.0%
Commercial International Bank SAE (a)		73,566	297,525
Commercial International Bank SAE sponsored GDR		61,771	264,071
Global Telecom Holding (a)		149,355	57,342
Talaat Moustafa Group Holding		80,236	35,739

TOTAL EGYPT			654,677

Finland - 0.7%
Elisa Corp. (A Shares)		18,411	627,123
Fortum Corp.		57,978	843,757
Kone Oyj (B Shares)		43,982	2,015,077
Metso Corp.		14,814	531,388
Neste Oyj (b)		16,697	681,870
Nokia Corp.		760,360	4,346,863
Nokian Tyres PLC		15,046	647,390
Orion Oyj (B Shares)		13,392	768,053
Sampo Oyj (A Shares)		58,344	2,795,746
Stora Enso Oyj (R Shares) (b)		71,798	854,048
UPM-Kymmene Corp.		69,568	1,836,160
Wartsila Corp. (b)		19,260	1,172,777

TOTAL FINLAND			17,120,252

France - 6.6%
Accor SA		22,247	1,014,057
Aeroports de Paris		3,870	516,199
Air Liquide SA		43,370	5,225,069
Alstom SA		19,905	632,045
Arkema SA		8,840	936,075
Atos Origin SA		11,597	1,519,703
AXA SA		252,820	6,745,276
BIC SA		3,737	420,098
BNP Paribas SA		138,069	9,742,819
Bollore Group		113,146	460,339
Bollore Group (a)		491	1,963
Bouygues SA		27,168	1,142,184
Bureau Veritas SA		34,461	798,253
Capgemini SA		21,230	2,125,590
Carrefour SA		73,919	1,741,244
Casino Guichard Perrachon SA		7,302	439,860
Christian Dior SA		7,105	1,949,961
CNP Assurances		22,538	470,636
Compagnie de St. Gobain		65,098	3,513,653
Credit Agricole SA		146,419	2,177,096
Danone SA		76,949	5,385,348
Dassault Aviation SA		299	408,640
Dassault Systemes SA		16,750	1,494,876
Edenred SA		27,365	700,653
EDF SA (a)		5,248	43,824
EDF SA		39,971	333,781
Eiffage SA		7,665	649,256
ENGIE		206,330	2,910,581
Essilor International SA		26,995	3,497,802
Eurazeo SA		5,134	348,075
Eutelsat Communications		22,692	537,131
Fonciere des Regions		4,310	384,699
Gecina SA		5,353	761,532
Groupe Eurotunnel SA		60,777	667,671
Hermes International SCA		3,444	1,647,680
ICADE		4,831	358,738
Iliad SA		3,436	834,278
Imerys SA		4,544	390,983
Ingenico SA		7,204	652,740
JCDecaux SA		9,969	351,676
Kering SA		9,875	3,060,858
Klepierre SA		28,648	1,124,674
L'Oreal SA (a)		5,097	1,015,213
L'Oreal SA		27,742	5,525,610
Lagardere S.C.A. (Reg.)		15,509	475,058
Legrand SA		34,793	2,252,398
LVMH Moet Hennessy - Louis Vuitton SA		36,350	8,973,685
Michelin CGDE Series B		23,858	3,120,653
Natixis SA		122,503	852,297
Orange SA		259,842	4,021,667
Pernod Ricard SA		27,690	3,464,188
Peugeot Citroen SA		63,296	1,326,221
Publicis Groupe SA		24,982	1,803,398
Remy Cointreau SA		2,904	292,987
Renault SA		25,038	2,334,918
Rexel SA		39,385	703,594
Safran SA		40,771	3,376,189
Sanofi SA		151,229	14,290,208
Schneider Electric SA		73,254	5,802,138
SCOR SE		21,259	841,078
SEB SA		2,940	473,976
SFR Group SA (a)		11,428	374,203
Societe Generale Series A		99,989	5,482,669
Sodexo SA (a)		1,068	135,766
Sodexo SA (a)		1,000	127,121
Sodexo SA (a)		512	65,086
Sodexo SA		9,453	1,201,678
Suez Environnement SA		44,091	724,507
Thales SA		13,806	1,451,552
Total SA		296,617	15,226,311
Unibail-Rodamco		12,942	3,178,331
Valeo SA		31,161	2,240,283
Veolia Environnement SA (b)		62,400	1,187,496
VINCI SA		66,161	5,639,470
Vivendi SA		134,094	2,660,639
Wendel SA		3,652	511,786
Zodiac Aerospace		26,445	642,098

TOTAL FRANCE			169,912,088

Germany - 6.1%
adidas AG		24,537	4,915,308
Allianz SE		59,571	11,340,993
Axel Springer Verlag AG		5,588	313,542
BASF AG		119,709	11,665,496
Bayer AG		107,760	13,333,485
Bayerische Motoren Werke AG (BMW)		43,085	4,113,633
Beiersdorf AG		13,133	1,306,690
Brenntag AG		20,113	1,192,731
Commerzbank AG		138,655	1,358,577
Continental AG		14,336	3,209,130
Covestro AG		11,867	925,036
Daimler AG (Germany)		125,490	9,350,024
Deutsche Bank AG		269,586	4,854,200
Deutsche Borse AG		25,135	2,460,053
Deutsche Lufthansa AG		30,589	527,798
Deutsche Post AG		126,530	4,547,971
Deutsche Telekom AG		426,562	7,482,240
Deutsche Wohnen AG (Bearer)		46,243	1,581,193
E.ON AG		286,892	2,236,644
Evonik Industries AG		21,222	708,655
Fraport AG Frankfurt Airport Services Worldwide		5,440	427,842
Fresenius Medical Care AG & Co. KGaA		28,005	2,485,984
Fresenius SE & Co. KGaA		53,444	4,331,893
GEA Group AG		23,790	1,011,700
Hannover Reuck SE		7,857	942,305
HeidelbergCement Finance AG		19,383	1,794,682
Henkel AG & Co. KGaA		13,381	1,561,810
Hochtief AG		2,513	452,768
Hugo Boss AG		8,704	662,077
Infineon Technologies AG		147,564	3,050,084
Innogy SE		18,112	665,867
K&S AG (b)		24,886	593,808
Lanxess AG		11,907	859,931
Linde AG		24,202	4,348,616
MAN SE		4,613	484,605
Merck KGaA		16,830	1,976,289
Metro AG		23,207	763,690
Muenchener Rueckversicherungs AG		20,994	4,023,759
OSRAM Licht AG		11,568	774,837
ProSiebenSat.1 Media AG		30,315	1,286,862
RWE AG (a)		63,710	1,055,216
SAP AG		128,110	12,832,272
Schaeffler AG		22,000	379,000
Siemens AG		99,705	14,301,981
Symrise AG		16,054	1,123,929
Telefonica Deutschland Holding AG		96,223	466,430
Thyssenkrupp AG		47,900	1,140,339
TUI AG		55,051	800,722
TUI AG		10,000	144,986
United Internet AG		16,017	737,236
Volkswagen AG		4,167	671,909
Vonovia SE		60,787	2,200,665
Zalando SE (a)		11,282	497,540

TOTAL GERMANY			156,275,033

Greece - 0.1%
Alpha Bank AE (a)		176,440	374,782
EFG Eurobank Ergasias SA (a)		229,890	185,308
Ff Group (a)		4,332	92,206
Greek Organization of Football Prognostics SA		28,548	282,986
Hellenic Telecommunications Organization SA		31,826	309,586
Jumbo SA		13,301	209,942
National Bank of Greece SA (a)		741,440	230,859
Piraeus Bank SA (a)		895,078	190,127
Titan Cement Co. SA (Reg.)		6,321	165,182

TOTAL GREECE			2,040,978

Hong Kong - 2.5%
AIA Group Ltd.		1,571,000	10,876,131
Bank of East Asia Ltd.		157,467	651,865
Beijing Enterprises Holdings Ltd.		64,000	312,663
BOC Hong Kong (Holdings) Ltd.		481,500	1,980,883
Cathay Pacific Airways Ltd.		155,000	223,184
China Everbright International Ltd.		324,000	438,201
China Everbright Ltd.		120,000	274,608
China Jinmao Holdings Group Ltd.		486,000	157,452
China Merchants Holdings International Co. Ltd.		170,238	486,966
China Mobile Ltd.		800,500	8,522,621
China Overseas Land and Investment Ltd.		500,000	1,452,750
China Power International Development Ltd.		404,000	150,623
China Resources Beer Holdings Co. Ltd.		211,162	508,199
China Resources Power Holdings Co. Ltd.		248,523	447,948
China Taiping Insurance Group Ltd. (a)		209,977	523,704
China Unicom Ltd.		778,000	1,006,751
CITIC Pacific Ltd.		569,000	825,152
CLP Holdings Ltd.		214,000	2,257,381
CNOOC Ltd.		2,326,000	2,713,507
CSPC Pharmaceutical Group Ltd.		550,000	763,658
Far East Horizon Ltd.		259,000	238,410
Fosun International Ltd.		334,500	506,587
Galaxy Entertainment Group Ltd.		306,000	1,703,420
Guangdong Investment Ltd.		366,000	566,526
Hang Lung Group Ltd.		115,000	479,761
Hang Lung Properties Ltd.		293,000	768,441
Hang Seng Bank Ltd.		99,400	2,015,258
Henderson Land Development Co. Ltd.		142,364	902,318
HK Electric Investments & HK Electric Investments Ltd. unit		344,500	304,712
Hong Kong & China Gas Co. Ltd.		994,100	1,986,066
Hong Kong Exchanges and Clearing Ltd.		151,358	3,728,322
Hysan Development Co. Ltd.		80,020	377,552
Lenovo Group Ltd.		936,000	599,263
Link (REIT)		290,547	2,089,917
MTR Corp. Ltd.		191,968	1,105,654
New World Development Co. Ltd.		734,597	915,136
PCCW Ltd.		533,913	301,334
Power Assets Holdings Ltd.		180,500	1,624,380
Shanghai Industrial Holdings Ltd.		67,000	211,896
Sino Land Ltd.		401,022	679,510
Sino-Ocean Group Holding Ltd.		406,091	198,390
SJM Holdings Ltd.		258,000	250,426
Sun Art Retail Group Ltd.		307,000	316,538
Sun Hung Kai Properties Ltd.		188,781	2,832,316
Swire Pacific Ltd. (A Shares)		71,000	683,680
Swire Properties Ltd.		152,200	510,702
Techtronic Industries Co. Ltd.		179,000	768,621
Wharf Holdings Ltd.		178,000	1,520,644
Wheelock and Co. Ltd.		106,000	826,512

TOTAL HONG KONG			63,586,539

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		5,990	451,050
OTP Bank PLC		30,926	869,863
Richter Gedeon PLC		18,580	449,903

TOTAL HUNGARY			1,770,816

India - 2.0%
ACC Ltd.		5,607	141,858
Adani Ports & Special Economic Zone Ltd. (a)		107,752	549,235
Ambuja Cements Ltd.		77,000	294,514
Apollo Hospitals Enterprise Ltd.		10,447	200,401
Ashok Leyland Ltd. (a)		150,781	200,291
Asian Paints Ltd.		37,374	651,356
Aurobindo Pharma Ltd.		35,049	330,782
Axis Bank Ltd.		217,947	1,727,744
Bajaj Auto Ltd. (a)		10,917	486,332
Bajaj Finance Ltd. (a)		21,265	422,125
Bajaj Finserv Ltd. (a)		5,067	360,629
Bharat Forge Ltd.		13,653	243,106
Bharat Heavy Electricals Ltd.		78,885	215,587
Bharat Petroleum Corp. Ltd.		65,838	736,568
Bharti Airtel Ltd.		129,996	718,830
Bharti Infratel Ltd.		73,789	407,108
Bosch Ltd.		973	347,967
Cadila Healthcare Ltd.		25,359	173,655
Cipla Ltd. (a)		45,248	392,339
Coal India Ltd. (a)		90,231	388,278
Container Corp. of India Ltd.		5,193	98,371
Dabur India Ltd.		67,063	299,118
Divi's Laboratories Ltd. (a)		9,825	96,034
Dr. Reddy's Laboratories Ltd. (a)		14,841	602,554
Eicher Motors Ltd.		1,733	702,689
GAIL India Ltd.		53,497	352,777
Glenmark Pharmaceuticals Ltd. (a)		17,733	246,853
Godrej Consumer Products Ltd.		15,897	430,942
Grasim Industries Ltd. (a)		27,201	488,700
Havells India Ltd. (a)		32,331	243,350
HCL Technologies Ltd.		73,461	930,232
Hero Motocorp Ltd.		6,671	344,352
Hindalco Industries Ltd. (a)		157,379	488,000
Hindustan Petroleum Corp. Ltd. (a)		52,840	440,662
Hindustan Unilever Ltd.		84,517	1,229,105
Housing Development Finance Corp. Ltd.		196,122	4,689,204
ICICI Bank Ltd.		143,582	619,520
Idea Cellular Ltd. (a)		168,745	225,597
IDFC Bank Ltd.		166,103	169,875
Indiabulls Housing Finance Ltd.		38,543	609,680
Infosys Ltd.		236,980	3,388,273
Infosys Ltd. sponsored ADR (b)		2,400	34,944
ITC Ltd.		441,867	1,910,702
JSW Steel Ltd. (a)		107,885	333,942
Larsen & Toubro Ltd.		41,222	1,121,951
LIC Housing Finance Ltd.		39,272	408,602
Lupin Ltd.		28,689	597,230
Mahindra & Mahindra Financial Services Ltd.		37,900	198,785
Mahindra & Mahindra Ltd.		48,433	1,006,139
Marico Ltd.		59,125	289,877
Maruti Suzuki India Ltd.		13,750	1,395,500
Motherson Sumi Systems Ltd.		54,458	339,886
Nestle India Ltd.		3,081	320,979
NTPC Ltd.		215,244	550,749
Oil & Natural Gas Corp. Ltd.		167,105	484,888
Piramal Enterprises Ltd. (a)		10,276	399,012
Power Finance Corp. Ltd. (a)		83,810	208,580
Reliance Industries Ltd.		169,028	3,668,189
Shree Cement Ltd.		1,116	333,074
Shriram Transport Finance Co. Ltd.		18,649	301,288
Siemens India Ltd.		9,526	194,469
State Bank of India		210,922	950,609
Sun Pharmaceutical Industries Ltd.		124,907	1,247,224
Tata Consultancy Services Ltd.		61,606	2,178,250
Tata Motors Ltd.		189,247	1,350,839
Tata Motors Ltd. Class A		79,430	345,939
Tata Power Co. Ltd.		143,194	187,763
Tata Steel Ltd. (a)		40,422	282,464
Tech Mahindra Ltd.		61,983	401,988
Titan Co. Ltd.		39,260	287,168
Ultratech Cemco Ltd. (a)		11,410	754,091
United Spirits Ltd. (a)		8,309	242,452
UPL Ltd. (a)		46,050	577,434
Vedanta Ltd. (a)		140,359	531,722
Vedanta Ltd. (a)		53,178	201,454
Wipro Ltd.		78,949	606,971
Yes Bank Ltd. (a)		43,810	1,110,923
Zee Entertainment Enterprises Ltd.		74,751	612,577

TOTAL INDIA			51,653,247

Indonesia - 0.6%
PT Adaro Energy Tbk		1,826,900	243,285
PT AKR Corporindo Tbk		237,400	120,668
PT Astra International Tbk		2,637,600	1,771,065
PT Bank Central Asia Tbk		1,607,100	2,140,147
PT Bank CIMB Niaga Tbk (a)		62,470	5,952
PT Bank Danamon Indonesia Tbk Series A		451,000	164,443
PT Bank Mandiri (Persero) Tbk		1,216,000	1,067,387
PT Bank Negara Indonesia (Persero) Tbk		953,300	455,945
PT Bank Rakyat Indonesia Tbk		1,447,000	1,400,428
PT Bumi Serpong Damai Tbk		975,500	131,003
PT Charoen Pokphand Indonesia Tbk		988,800	236,647
PT Gudang Garam Tbk		62,600	311,849
PT Hanjaya Mandala Sampoerna Tbk		1,236,600	354,401
PT Indocement Tunggal Prakarsa Tbk		197,300	250,899
PT Indofood CBP Sukses Makmur Tbk		317,700	209,154
PT Indofood Sukses Makmur Tbk		574,400	360,912
PT Jasa Marga Tbk		291,496	101,474
PT Kalbe Farma Tbk		2,815,900	334,849
PT Lippo Karawaci Tbk		2,323,400	137,706
PT Matahari Department Store Tbk		314,900	344,928
PT Media Nusantara Citra Tbk		666,000	91,188
PT Pakuwon Jati Tbk		3,046,500	142,851
PT Perusahaan Gas Negara Tbk Series B		1,368,100	249,417
PT Semen Gresik (Persero) Tbk		386,600	255,964
PT Summarecon Agung Tbk		1,259,500	128,511
PT Surya Citra Media Tbk		714,200	153,246
PT Telkomunikasi Indonesia Tbk Series B		6,567,900	2,166,662
PT Tower Bersama Infrastructure Tbk		311,600	136,759
PT Unilever Indonesia Tbk		199,200	665,046
PT United Tractors Tbk		219,800	443,591
PT Waskita Karya Persero Tbk		625,500	112,157
PT XL Axiata Tbk (a)		493,300	118,801

TOTAL INDONESIA			14,807,335

Ireland - 0.4%
Bank of Ireland (a)		3,583,618	901,740
CRH PLC		107,723	3,923,714
CRH PLC sponsored ADR		800	29,056
DCC PLC (United Kingdom)		11,566	1,068,094
James Hardie Industries PLC CDI		57,362	973,737
Kerry Group PLC Class A		20,656	1,687,994
Paddy Power Betfair PLC (Ireland)		10,392	1,158,037
Ryanair Holdings PLC (a)		5,681	98,389
Ryanair Holdings PLC sponsored ADR (a)		2,921	268,528

TOTAL IRELAND			10,109,289

Isle of Man - 0.0%
Genting Singapore PLC		787,100	628,148
New Europe Property Investments PLC		31,296	343,059

TOTAL ISLE OF MAN			971,207

Israel - 0.4%
Azrieli Group		5,573	296,822
Bank Hapoalim BM (Reg.)		139,156	868,716
Bank Leumi le-Israel BM (a)		188,788	883,527
Bezeq The Israel Telecommunication Corp. Ltd.		270,039	454,439
Check Point Software Technologies Ltd. (a)(b)		17,104	1,778,987
Elbit Systems Ltd. (Israel)		2,991	356,347
Frutarom Industries Ltd.		4,915	288,918
Israel Chemicals Ltd.		66,473	287,234
Mizrahi Tefahot Bank Ltd.		17,582	283,988
NICE Systems Ltd.		7,040	482,059
NICE Systems Ltd. sponsored ADR (b)		773	52,139
Taro Pharmaceutical Industries Ltd. (a)(b)		1,941	226,806
Teva Pharmaceutical Industries Ltd. sponsored ADR		118,966	3,756,946

TOTAL ISRAEL			10,016,928

Italy - 1.2%
Assicurazioni Generali SpA		152,483	2,413,429
Atlantia SpA		53,856	1,365,729
Enel SpA		994,309	4,727,133
Eni SpA		331,621	5,143,779
Intesa Sanpaolo SpA		1,653,936	4,828,009
Intesa Sanpaolo SpA (Risparmio Shares)		121,026	330,902
Leonardo SpA		52,732	828,873
Luxottica Group SpA		22,086	1,279,900
Mediobanca SpA		73,866	710,079
Poste Italiane SpA		68,052	466,272
Prysmian SpA		25,358	732,272
Saipem SpA (a)		768,173	331,027
Snam Rete Gas SpA		319,220	1,411,074
Telecom Italia SpA (a)		1,476,562	1,310,586
Terna SpA		196,358	990,324
UniCredit SpA		246,338	4,008,940
Unipolsai SpA		151,623	348,494

TOTAL ITALY			31,226,822

Japan - 15.6%
ABC-MART, Inc.		4,200	233,218
ACOM Co. Ltd. (a)		51,800	230,016
AEON Co. Ltd.		85,100	1,262,282
AEON Financial Service Co. Ltd.		14,300	274,647
AEON MALL Co. Ltd.		14,770	250,815
Air Water, Inc.		19,700	379,244
Aisin Seiki Co. Ltd.		25,000	1,222,247
Ajinomoto Co., Inc.		70,800	1,377,575
Alfresa Holdings Corp.		24,500	441,978
All Nippon Airways Ltd.		153,000	460,475
Alps Electric Co. Ltd.		24,500	719,780
Amada Holdings Co. Ltd.		44,200	524,968
Aozora Bank Ltd.		154,000	560,879
Asahi Glass Co. Ltd.		131,000	1,135,196
Asahi Group Holdings		50,400	1,901,162
Asahi Kasei Corp.		164,000	1,563,131
Asics Corp.		21,300	376,607
Astellas Pharma, Inc.		280,500	3,698,985
Bandai Namco Holdings, Inc.		26,000	815,160
Bank of Kyoto Ltd.		39,000	308,571
Benesse Holdings, Inc.		8,800	265,638
Bridgestone Corp.		84,800	3,535,774
Brother Industries Ltd.		30,700	630,937
Calbee, Inc.		10,700	373,384
Canon, Inc.		139,000	4,613,131
Casio Computer Co. Ltd.		29,100	410,102
Central Japan Railway Co.		18,800	3,151,182
Chiba Bank Ltd.		91,000	608,980
Chubu Electric Power Co., Inc.		84,000	1,128,414
Chugai Pharmaceutical Co. Ltd.		29,100	1,031,128
Chugoku Electric Power Co., Inc.		36,600	398,915
Coca-Cola West Co. Ltd.		16,100	478,776
Concordia Financial Group Ltd.		152,300	699,781
Credit Saison Co. Ltd.		19,700	358,567
CYBERDYNE, Inc. (a)(b)		14,700	207,692
Dai Nippon Printing Co. Ltd.		69,000	767,526
Dai-ichi Mutual Life Insurance Co.		140,500	2,389,666
Daicel Chemical Industries Ltd.		36,400	417,633
Daiichi Sankyo Kabushiki Kaisha		78,400	1,739,253
Daikin Industries Ltd.		30,600	2,971,473
Dainippon Sumitomo Pharma Co. Ltd.		20,200	331,246
Daito Trust Construction Co. Ltd.		9,200	1,353,487
Daiwa House Industry Co. Ltd.		73,900	2,194,958
Daiwa House REIT Investment Corp.		185	467,665
Daiwa Securities Group, Inc.		216,000	1,312,373
DeNA Co. Ltd.		13,400	286,933
DENSO Corp.		62,100	2,673,406
Dentsu, Inc.		28,200	1,588,661
Don Quijote Holdings Co. Ltd.		15,400	561,570
East Japan Railway Co.		43,200	3,857,482
Eisai Co. Ltd.		32,800	1,721,871
Electric Power Development Co. Ltd.		19,000	440,592
FamilyMart Co. Ltd.		10,700	604,710
Fanuc Corp.		25,300	5,150,981
Fast Retailing Co. Ltd.		6,900	2,250,585
Fuji Electric Co. Ltd.		74,000	405,598
Fujifilm Holdings Corp.		57,000	2,113,819
Fujitsu Ltd.		243,000	1,514,567
Fukuoka Financial Group, Inc.		100,000	455,708
Hakuhodo DY Holdings, Inc.		28,400	345,717
Hamamatsu Photonics K.K.		18,500	543,508
Hankyu Hanshin Holdings, Inc.		31,500	1,039,874
Hikari Tsushin, Inc.		2,700	259,161
Hino Motors Ltd.		34,100	427,340
Hirose Electric Co. Ltd.		4,165	559,319
Hiroshima Bank Ltd.		63,000	271,837
Hisamitsu Pharmaceutical Co., Inc.		8,100	414,174
Hitachi Chemical Co. Ltd.		13,800	394,905
Hitachi Construction Machinery Co. Ltd.		14,300	368,292
Hitachi High-Technologies Corp.		9,100	362,857
Hitachi Ltd.		630,000	3,476,232
Hitachi Metals Ltd.		28,400	397,689
Hokuriku Electric Power Co., Inc.		21,900	202,350
Honda Motor Co. Ltd.		212,400	6,182,043
Hoshizaki Corp. (a)		6,600	550,025
Hoya Corp.		50,800	2,426,187
Hulic Co. Ltd.		38,000	357,928
Idemitsu Kosan Co. Ltd.		11,600	370,971
IHI Corp. (a)		191,000	647,661
Iida Group Holdings Co. Ltd.		18,900	300,772
INPEX Corp.		123,800	1,186,636
Isetan Mitsukoshi Holdings Ltd.		43,700	477,084
Isuzu Motors Ltd.		77,300	1,048,465
Itochu Corp.		195,000	2,756,851
J. Front Retailing Co. Ltd.		31,400	452,092
Japan Airlines Co. Ltd.		15,700	495,752
Japan Airport Terminal Co. Ltd. (b)		6,100	211,769
Japan Exchange Group, Inc.		67,800	949,413
Japan Post Bank Co. Ltd.		52,800	656,951
Japan Post Holdings Co. Ltd.		58,700	727,201
Japan Prime Realty Investment Corp.		109	409,208
Japan Real Estate Investment Corp.		170	895,178
Japan Retail Fund Investment Corp.		332	648,662
Japan Tobacco, Inc.		143,400	4,767,351
JFE Holdings, Inc.		68,000	1,159,309
JGC Corp.		27,100	472,837
JSR Corp.		25,300	462,084
JTEKT Corp.		29,000	456,300
JX Holdings, Inc.		401,400	1,811,566
Kajima Corp.		117,000	794,519
Kakaku.com, Inc.		18,100	260,926
Kamigumi Co. Ltd.		30,000	272,348
Kaneka Corp.		36,000	283,543
Kansai Electric Power Co., Inc.		91,700	1,239,667
Kansai Paint Co. Ltd.		28,400	628,762
Kao Corp.		65,700	3,623,446
Kawasaki Heavy Industries Ltd.		185,000	559,273
KDDI Corp.		239,000	6,336,864
Keihan Electric Railway Co., Ltd.		67,000	421,323
Keihin Electric Express Railway Co. Ltd.		61,000	699,879
Keio Corp.		75,000	600,135
Keisei Electric Railway Co.		18,000	428,060
Keyence Corp.		12,720	5,111,962
Kikkoman Corp.		19,200	589,908
Kintetsu Group Holdings Co. Ltd.		236,000	861,646
Kirin Holdings Co. Ltd.		107,200	2,082,935
Kobe Steel Ltd. (a)		41,100	365,006
Koito Manufacturing Co. Ltd.		14,700	758,242
Komatsu Ltd.		120,300	3,214,602
Konami Holdings Corp.		12,200	507,262
Konica Minolta, Inc.		58,800	519,560
Kose Corp.		4,000	379,278
Kubota Corp.		137,800	2,166,974
Kuraray Co. Ltd.		46,100	743,555
Kurita Water Industries Ltd.		12,900	332,814
Kyocera Corp.		41,800	2,366,073
Kyowa Hakko Kirin Co., Ltd.		33,600	576,301
Kyushu Electric Power Co., Inc.		55,600	599,517
Kyushu Financial Group, Inc.		45,200	281,398
Lawson, Inc.		7,400	491,231
LINE Corp.		5,800	200,118
Lion Corp.		31,200	563,125
LIXIL Group Corp.		34,600	863,797
M3, Inc.		25,200	644,044
Mabuchi Motor Co. Ltd.		6,200	349,836
Makita Corp.		29,100	1,037,654
Marubeni Corp.		215,000	1,323,848
Marui Group Co. Ltd.		27,800	380,559
Maruichi Steel Tube Ltd.		7,500	212,604
Mazda Motor Corp.		74,200	1,096,103
McDonald's Holdings Co. (Japan) Ltd.		8,400	258,838
Mebuki Financial Group, Inc.		122,640	480,769
Medipal Holdings Corp.		22,500	372,191
Meiji Holdings Co. Ltd.		14,900	1,264,445
Minebea Mitsumi, Inc.		49,600	716,803
Miraca Holdings, Inc.		7,500	345,817
Misumi Group, Inc.		35,700	676,050
Mitsubishi Chemical Holdings Corp.		176,500	1,381,125
Mitsubishi Corp.		196,800	4,243,183
Mitsubishi Electric Corp.		251,800	3,510,179
Mitsubishi Estate Co. Ltd.		163,100	3,116,421
Mitsubishi Gas Chemical Co., Inc.		23,600	504,285
Mitsubishi Heavy Industries Ltd.		417,000	1,668,374
Mitsubishi Logistics Corp.		15,000	193,765
Mitsubishi Materials Corp.		14,700	437,143
Mitsubishi Motors Corp. of Japan		87,400	559,015
Mitsubishi Tanabe Pharma Corp.		29,100	590,484
Mitsubishi UFJ Financial Group, Inc.		1,661,800	10,530,156
Mitsubishi UFJ Lease & Finance Co. Ltd.		56,700	296,025
Mitsui & Co. Ltd.		222,400	3,138,239
Mitsui Chemicals, Inc.		120,000	613,590
Mitsui Fudosan Co. Ltd.		116,300	2,555,522
Mitsui OSK Lines Ltd.		149,000	455,788
mixi, Inc.		5,700	315,999
Mizuho Financial Group, Inc.		3,143,200	5,745,548
MS&AD Insurance Group Holdings, Inc.		66,000	2,150,366
Murata Manufacturing Co. Ltd.		25,000	3,351,648
Nabtesco Corp.		14,900	422,373
Nagoya Railroad Co. Ltd.		120,000	551,155
NEC Corp.		339,000	842,368
New Hampshire Foods Ltd.		23,000	654,048
Nexon Co. Ltd.		22,900	389,285
NGK Insulators Ltd.		34,100	728,344
NGK Spark Plug Co. Ltd.		23,300	503,936
Nidec Corp.		31,100	2,851,240
Nikon Corp.		44,300	631,864
Nintendo Co. Ltd.		14,800	3,745,371
Nippon Building Fund, Inc.		184	978,802
Nippon Electric Glass Co. Ltd.		56,000	347,127
Nippon Express Co. Ltd.		108,000	592,922
Nippon Paint Holdings Co. Ltd.		21,200	813,007
Nippon Prologis REIT, Inc.		204	431,333
Nippon Steel & Sumitomo Metal Corp.		105,270	2,370,759
Nippon Telegraph & Telephone Corp.		90,100	3,861,294
Nippon Yusen KK		210,000	421,978
Nissan Chemical Industries Co. Ltd.		16,000	495,896
Nissan Motor Co. Ltd.		307,000	2,924,352
Nisshin Seifun Group, Inc.		25,795	395,458
Nissin Food Holdings Co. Ltd.		7,600	434,967
Nitori Holdings Co. Ltd.		10,400	1,353,703
Nitto Denko Corp.		21,500	1,617,973
NKSJ Holdings, Inc.		45,950	1,733,713
NOK Corp.		12,100	287,752
Nomura Holdings, Inc.		473,200	2,843,757
Nomura Real Estate Holdings, Inc.		15,900	268,578
Nomura Real Estate Master Fund, Inc.		517	745,296
Nomura Research Institute Ltd.		17,102	595,252
NSK Ltd.		57,400	782,669
NTT Data Corp.		16,400	760,601
NTT DOCOMO, Inc.		180,500	4,367,573
Obayashi Corp.		84,500	819,417
OBIC Co. Ltd.		8,600	464,427
Odakyu Electric Railway Co. Ltd.		38,300	742,809
Oji Holdings Corp.		105,000	507,692
Olympus Corp.		37,900	1,458,542
OMRON Corp.		25,100	1,050,383
Ono Pharmaceutical Co. Ltd.		53,600	1,104,456
Oracle Corp. Japan		5,100	293,716
Oriental Land Co. Ltd.		28,400	1,630,500
ORIX Corp.		172,500	2,632,182
Osaka Gas Co. Ltd.		245,000	917,143
Otsuka Corp.		7,000	374,882
Otsuka Holdings Co. Ltd.		50,900	2,341,012
Panasonic Corp.		287,700	3,440,389
Park24 Co. Ltd.		13,000	335,277
Pola Orbis Holdings, Inc.		11,600	267,224
Rakuten, Inc.		121,300	1,241,564
Recruit Holdings Co. Ltd.		47,900	2,419,170
Resona Holdings, Inc.		287,600	1,599,053
Ricoh Co. Ltd.		87,300	726,750
Rinnai Corp.		4,500	373,806
ROHM Co. Ltd.		11,600	813,743
Ryohin Keikaku Co. Ltd.		3,100	699,116
Sankyo Co. Ltd. (Gunma)		5,600	195,165
Santen Pharmaceutical Co. Ltd.		48,500	681,763
SBI Holdings, Inc. Japan		28,230	391,257
Secom Co. Ltd.		27,300	1,980,245
Sega Sammy Holdings, Inc.		23,600	316,925
Seibu Holdings, Inc.		22,500	392,779
Seiko Epson Corp.		36,400	744,490
Sekisui Chemical Co. Ltd.		53,200	892,433
Sekisui House Ltd.		78,600	1,304,065
Seven & i Holdings Co. Ltd.		98,200	4,149,110
Seven Bank Ltd.		77,100	258,671
Sharp Corp. (a)(b)		195,000	707,176
Shimadzu Corp.		30,900	523,893
Shimamura Co. Ltd.		2,900	396,986
SHIMANO, Inc.		9,700	1,481,866
SHIMIZU Corp.		72,000	690,451
Shin-Etsu Chemical Co. Ltd.		50,700	4,404,385
Shinsei Bank Ltd.		233,000	434,752
Shionogi & Co. Ltd.		38,900	2,000,571
Shiseido Co. Ltd.		49,500	1,339,242
Shizuoka Bank Ltd.		69,000	581,834
Showa Shell Sekiyu K.K.		23,800	229,940
SMC Corp.		7,500	2,111,909
SoftBank Corp.		107,600	8,161,753
Sohgo Security Services Co., Ltd.		9,500	414,600
Sony Corp.		164,600	5,648,141
Sony Financial Holdings, Inc.		23,200	385,435
Stanley Electric Co. Ltd.		19,500	570,262
Start Today Co. Ltd.		23,100	493,187
Subaru Corp.		80,200	3,030,297
Sumitomo Chemical Co. Ltd.		205,000	1,156,717
Sumitomo Corp.		154,700	2,065,673
Sumitomo Electric Industries Ltd.		98,300	1,601,812
Sumitomo Heavy Industries Ltd.		72,000	501,852
Sumitomo Metal Mining Co. Ltd.		64,000	867,782
Sumitomo Mitsui Financial Group, Inc.		175,100	6,501,575
Sumitomo Mitsui Trust Holdings, Inc.		43,200	1,479,205
Sumitomo Realty & Development Co. Ltd.		47,000	1,267,387
Sumitomo Rubber Industries Ltd.		22,700	408,081
Sundrug Co. Ltd.		9,400	329,706
Suntory Beverage & Food Ltd.		18,100	815,484
Suzuken Co. Ltd.		10,330	341,476
Suzuki Motor Corp.		44,800	1,869,564
Sysmex Corp.		20,400	1,240,745
T&D Holdings, Inc.		75,500	1,119,886
Taiheiyo Cement Corp.		157,000	522,512
Taisei Corp.		134,000	1,021,754
Taisho Pharmaceutical Holdings Co. Ltd.		4,700	386,203
Taiyo Nippon Sanso Corp.		17,400	207,754
Takashimaya Co. Ltd.		40,000	368,154
Takeda Pharmaceutical Co. Ltd.		92,600	4,437,490
TDK Corp.		16,000	990,357
Teijin Ltd.		24,300	470,632
Terumo Corp.		44,500	1,622,718
The Chugoku Bank Ltd.		22,000	326,423
The Hachijuni Bank Ltd.		51,700	305,168
The Suruga Bank Ltd.		22,600	472,172
THK Co. Ltd.		15,900	409,499
Tobu Railway Co. Ltd.		126,000	638,619
Toho Co. Ltd.		14,900	427,051
Toho Gas Co. Ltd.		48,000	343,180
Tohoku Electric Power Co., Inc.		59,000	786,490
Tokio Marine Holdings, Inc.		88,800	3,737,606
Tokyo Electric Power Co., Inc. (a)		188,500	732,187
Tokyo Electron Ltd.		20,400	2,372,604
Tokyo Gas Co. Ltd.		255,000	1,183,786
Tokyo Tatemono Co. Ltd.		27,400	373,854
Tokyu Corp.		138,000	987,881
Tokyu Fudosan Holdings Corp.		68,200	371,972
Toppan Printing Co. Ltd.		69,000	693,869
Toray Industries, Inc.		191,200	1,691,342
Toshiba Corp. (a)(b)		524,000	1,059,516
Toto Ltd.		18,400	702,328
Toyo Seikan Group Holdings Ltd.		21,600	361,373
Toyo Suisan Kaisha Ltd.		11,600	434,967
Toyoda Gosei Co. Ltd.		8,500	225,472
Toyota Industries Corp.		21,200	1,053,582
Toyota Motor Corp.		340,182	18,410,919
Toyota Tsusho Corp.		27,600	870,276
Trend Micro, Inc.		14,600	641,758
Tsuruha Holdings, Inc.		4,800	486,566
Unicharm Corp.		52,600	1,278,018
United Urban Investment Corp.		384	580,435
USS Co. Ltd.		28,500	503,656
West Japan Railway Co.		21,500	1,435,712
Yahoo! Japan Corp.		185,500	793,752
Yakult Honsha Co. Ltd.		11,400	648,361
Yamada Denki Co. Ltd.		82,700	433,994
Yamaguchi Financial Group, Inc.		26,000	287,813
Yamaha Corp.		21,800	604,279
Yamaha Motor Co. Ltd.		36,400	862,367
Yamato Holdings Co. Ltd.		45,500	983,061
Yamazaki Baking Co. Ltd.		17,500	368,760
Yaskawa Electric Corp.		32,900	628,339
Yokogawa Electric Corp.		29,800	460,065
Yokohama Rubber Co. Ltd.		13,900	272,451

TOTAL JAPAN			401,132,740

Korea (South) - 3.2%
AMOREPACIFIC Corp.		4,049	1,039,300
AMOREPACIFIC Group, Inc.		3,688	426,312
BGFretail Co. Ltd.		2,565	246,895
BS Financial Group, Inc.		33,430	280,934
Celltrion, Inc.		10,329	813,536
Cheil Industries, Inc.		9,877	1,072,266
Cheil Worldwide, Inc.		9,452	153,296
CJ CheilJedang Corp.		1,048	314,142
CJ Corp.		1,828	300,489
CJ E&M Corp.		2,583	182,781
Coway Co. Ltd.		6,932	612,400
Daelim Industrial Co.		3,584	252,985
Daewoo Engineering & Construction Co. Ltd. (a)		14,791	94,784
DGB Financial Group Co. Ltd.		22,060	225,913
Dong Suh Companies, Inc. (a)		4,237	114,901
Dongbu Insurance Co. Ltd.		6,497	388,358
Doosan Heavy Industries & Construction Co. Ltd.		5,766	117,844
E-Mart Co. Ltd.		2,530	511,515
GS Engineering & Construction Corp. (a)		6,188	170,257
GS Holdings Corp.		6,609	344,509
GS Retail Co. Ltd.		3,335	155,669
Hana Financial Group, Inc.		38,512	1,327,066
Hankook Tire Co. Ltd.		9,651	499,687
Hanmi Pharm Co. Ltd.		710	192,541
Hanmi Science Co. Ltd.		1,732	92,416
Hanon Systems		24,965	185,657
Hanssem Co. Ltd.		1,371	265,137
Hanwha Chemical Corp.		14,180	313,491
Hanwha Corp.		5,948	208,881
Hanwha Life Insurance Co. Ltd.		28,366	153,350
Hanwha Techwin Co. Ltd.		4,585	209,582
Hotel Shilla Co.		4,440	198,270
Hyosung Corp.		2,780	351,899
Hyundai Department Store Co. Ltd.		1,912	181,519
Hyundai Engineering & Construction Co. Ltd.		9,547	407,443
Hyundai Fire & Marine Insurance Co. Ltd.		8,099	261,281
Hyundai Glovis Co. Ltd.		2,430	309,731
Hyundai Heavy Industries Co. Ltd. (a)		5,138	745,227
Hyundai Industrial Development & Construction Co.		7,163	281,458
Hyundai Mobis		8,873	1,731,545
Hyundai Motor Co.		20,576	2,604,557
Hyundai Steel Co.		10,394	501,609
Hyundai Wia Corp.		2,144	122,315
Industrial Bank of Korea		32,576	357,947
Kakao Corp.		3,939	313,015
Kangwon Land, Inc.		15,263	485,019
KB Financial Group, Inc.		51,703	2,273,331
KCC Corp.		755	225,982
KEPCO Plant Service & Engineering Co. Ltd.		2,921	147,385
Kia Motors Corp.		34,230	1,048,625
Korea Aerospace Industries Ltd.		8,863	497,063
Korea Electric Power Corp.		33,439	1,333,239
Korea Express Co. Ltd. (a)		900	131,725
Korea Gas Corp.		3,573	146,362
Korea Investment Holdings Co. Ltd.		5,120	230,886
Korea Zinc Co. Ltd.		1,111	415,551
Korean Air Lines Co. Ltd. (a)		6,793	183,022
KT Corp.		2,367	66,989
KT Corp. sponsored ADR		1,800	29,862
KT&G Corp.		15,180	1,354,404
Kumho Petro Chemical Co. Ltd. (a)		2,411	161,284
LG Chemical Ltd.		5,974	1,438,885
LG Corp.		12,314	731,739
LG Display Co. Ltd.		30,226	779,073
LG Electronics, Inc.		13,828	839,939
LG Household & Health Care Ltd.		1,127	857,931
LG Innotek Co. Ltd.		1,818	210,150
LG Telecom Ltd.		24,999	317,542
Lotte Chemical Corp.		2,005	602,769
Lotte Chilsung Beverage Co. Ltd.		78	114,984
Lotte Confectionery Co. Ltd.		680	122,539
Lotte Shopping Co. Ltd.		1,440	332,278
Mirae Asset Daewoo Co. Ltd.		47,400	371,667
NAVER Corp.		3,649	2,566,104
NCSOFT Corp.		2,281	721,835
Oci Co. Ltd.		2,203	152,792
Orion Corp.		466	276,913
Ottogi Corp.		162	104,953
POSCO		9,651	2,279,039
Posco Daewoo Corp.		5,780	121,941
S-Oil Corp.		5,853	512,961
S1 Corp.		2,507	215,087
Samsung Biologics Co. Ltd.		2,101	323,202
Samsung Card Co. Ltd.		4,187	146,854
Samsung Electro-Mechanics Co. Ltd.		7,340	471,654
Samsung Electronics Co. Ltd.		12,846	25,192,885
Samsung Fire & Marine Insurance Co. Ltd.		4,311	1,015,601
Samsung Heavy Industries Co. Ltd.		32,871	312,066
Samsung Life Insurance Co. Ltd. (a)		9,101	876,019
Samsung SDI Co. Ltd.		7,148	863,968
Samsung SDS Co. Ltd.		4,521	546,446
Samsung Securities Co. Ltd.		9,855	299,739
Shinhan Financial Group Co. Ltd.		55,551	2,319,945
Shinsegae Co. Ltd.		899	161,608
SK C&C Co. Ltd.		5,949	1,268,137
SK Energy Co. Ltd.		8,421	1,265,815
SK Hynix, Inc.		75,857	3,600,807
SK Networks Co. Ltd.		16,783	118,171
SK Telecom Co. Ltd.		2,618	552,768
Woori Bank		39,400	517,783
Woori Investment & Securities Co. Ltd.		17,471	202,723
Yuhan Corp.		1,089	222,089

TOTAL KOREA (SOUTH)			82,314,840

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)		239,704	1,883,677
Eurofins Scientific SA		1,431	704,728
Millicom International Cellular SA (depository receipt)		8,616	472,760
RTL Group SA		5,099	395,191
SES SA (France) (depositary receipt)		47,426	1,037,097
Tenaris SA		61,557	961,638

TOTAL LUXEMBOURG			5,455,091

Malaysia - 0.6%
AirAsia Bhd		191,400	147,706
Alliance Financial Group Bhd		131,100	124,728
AMMB Holdings Bhd		233,200	294,387
Astro Malaysia Holdings Bhd		206,800	128,625
Axiata Group Bhd		358,527	425,343
Berjaya Sports Toto Bhd		74,532	48,246
British American Tobacco (Malaysia) Bhd		19,000	198,885
Bumiputra-Commerce Holdings Bhd		416,616	550,881
Dialog Group Bhd		420,322	188,811
DiGi.com Bhd		451,200	534,247
Felda Global Ventures Holdings Bhd		170,100	83,463
Gamuda Bhd		250,300	303,866
Genting Bhd		291,900	661,667
Genting Malaysia Bhd		385,400	521,147
Genting Plantations Bhd		29,300	77,080
Hap Seng Consolidated Bhd		82,700	168,982
Hartalega Holdings Bhd		88,600	100,009
Hong Leong Bank Bhd		83,300	264,810
Hong Leong Credit Bhd		31,400	122,099
IHH Healthcare Bhd		426,200	606,753
IJM Corp. Bhd		372,500	300,334
IOI Corp. Bhd		291,200	307,903
IOI Properties Group Bhd		295,950	141,123
Kuala Lumpur Kepong Bhd		55,100	311,231
Lafarge Malaysia Bhd		49,400	71,921
Malayan Banking Bhd		463,428	1,022,723
Malaysia Airports Holdings Bhd		90,902	159,147
Maxis Bhd		249,100	366,104
MISC Bhd		143,900	242,982
Petronas Chemicals Group Bhd		310,400	521,981
Petronas Dagangan Bhd		27,500	152,419
Petronas Gas Bhd		90,400	384,840
PPB Group Bhd		61,100	237,869
Public Bank Bhd		353,400	1,624,940
RHB Capital Bhd		103,074	130,594
RHB Capital Bhd		46,292	0
SapuraKencana Petroleum Bhd		513,400	236,535
Sime Darby Bhd		302,085	649,264
Telekom Malaysia Bhd		137,126	204,062
Tenaga Nasional Bhd		442,100	1,419,690
UMW Holdings Bhd (a)		65,100	92,979
Westports Holdings Bhd		124,100	114,352
YTL Corp. Bhd		563,226	190,726
YTL Power International Bhd		236,850	82,387

TOTAL MALAYSIA			14,517,841

Malta - 0.0%
Brait SA		43,207	275,852
Mauritius - 0.0%
Golden Agri-Resources Ltd.		919,400	236,899
Mexico - 0.8%
Alfa SA de CV Series A (a)		365,900	502,826
America Movil S.A.B. de CV Series L		4,319,200	3,319,947
CEMEX S.A.B. de CV unit		1,824,417	1,678,538
Coca-Cola FEMSA S.A.B. de CV Series L		64,600	469,506
Compartamos S.A.B. de CV		130,800	219,283
El Puerto de Liverpool S.A.B. de CV Class C		25,170	194,177
Embotelladoras Arca S.A.B. de CV		54,000	398,347
Fibra Uno Administracion SA de CV		335,700	586,330
Fomento Economico Mexicano S.A.B. de CV unit		239,100	2,151,681
Gruma S.A.B. de CV Series B		28,670	382,840
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		46,600	479,237
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		26,855	509,589
Grupo Bimbo S.A.B. de CV Series A		214,300	524,558
Grupo Carso SA de CV Series A1		71,600	329,108
Grupo Financiero Banorte S.A.B. de CV Series O		324,600	1,878,603
Grupo Financiero Inbursa S.A.B. de CV Series O		301,400	508,971
Grupo Financiero Santander Mexico S.A.B. de CV		236,400	429,470
Grupo Lala S.A.B. de CV		95,500	173,090
Grupo Mexico SA de CV Series B		496,524	1,460,407
Grupo Televisa SA de CV		318,200	1,543,735
Industrias Penoles SA de CV		18,320	445,854
Infraestructura Energetica Nova S.A.B. de CV		67,600	315,786
Kimberly-Clark de Mexico SA de CV Series A		202,000	431,142
Mexichem S.A.B. de CV		142,837	391,137
OHL Mexico S.A.B. de CV		103,300	126,867
Promotora y Operadora de Infraestructura S.A.B. de CV		34,905	372,426
Wal-Mart de Mexico SA de CV Series V (a)		680,700	1,536,753

TOTAL MEXICO			21,360,208

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		491,860	629,183
Netherlands - 3.0%
ABN AMRO Group NV GDR		36,705	963,584
AEGON NV		229,751	1,172,617
AerCap Holdings NV (a)		20,134	926,365
Airbus Group NV		75,549	6,111,361
Akzo Nobel NV		32,854	2,873,050
Altice NV:
Class A (a)		47,280	1,174,505
Class B (a)		15,047	374,200
ASML Holding NV (Netherlands)		48,644	6,430,083
CNH Industrial NV		133,027	1,467,901
EXOR NV		14,130	793,448
Ferrari NV		15,984	1,202,255
Fiat Chrysler Automobiles NV (a)		117,596	1,330,931
Gemalto NV		10,531	589,860
Heineken Holding NV		13,137	1,100,592
Heineken NV (Bearer)		30,035	2,677,897
ING Groep NV (Certificaten Van Aandelen)		505,350	8,236,974
Koninklijke Ahold Delhaize NV		166,973	3,459,428
Koninklijke Boskalis Westminster NV		11,907	437,942
Koninklijke DSM NV		23,616	1,689,355
Koninklijke KPN NV		443,767	1,282,940
Koninklijke Philips Electronics NV		123,625	4,269,079
Mobileye NV (a)		22,858	1,415,367
NN Group NV		41,460	1,374,743
NXP Semiconductors NV (a)		38,331	4,053,503
QIAGEN NV (Germany)		28,579	854,549
Randstad Holding NV		15,489	923,076
RELX NV		129,627	2,507,054
Steinhoff International Holdings NV (South Africa)		387,958	1,976,985
STMicroelectronics NV (France)		83,040	1,333,097
Unilever NV (Certificaten Van Aandelen) (Bearer)		212,277	11,120,235
Vopak NV		9,290	419,154
Wolters Kluwer NV		39,323	1,670,119

TOTAL NETHERLANDS			76,212,249

New Zealand - 0.1%
Auckland International Airport Ltd.		125,316	593,690
Contact Energy Ltd.		90,544	323,893
Fletcher Building Ltd.		90,140	529,161
Mercury Nz Ltd.		93,454	206,292
Meridian Energy Ltd.		169,270	321,932
Ryman Healthcare Group Ltd.		50,423	298,774
Spark New Zealand Ltd.		237,084	601,479

TOTAL NEW ZEALAND			2,875,221

Norway - 0.4%
DNB ASA		127,281	1,987,932
Gjensidige Forsikring ASA		26,677	409,818
Marine Harvest ASA		49,822	828,944
Norsk Hydro ASA		175,066	999,096
Orkla ASA		106,190	961,597
Schibsted ASA:
(A Shares)		9,906	246,323
(B Shares)		11,491	257,631
Statoil ASA		147,138	2,423,200
Telenor ASA		97,653	1,578,644
Yara International ASA		23,121	859,565

TOTAL NORWAY			10,552,750

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		178,453	964,777
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		24,798	297,824
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		255,070	390,604
Aboitiz Power Corp.		176,100	149,233
Alliance Global Group, Inc.		280,200	82,689
Ayala Corp.		32,180	555,995
Ayala Land, Inc.		957,100	673,671
Bank of the Philippine Islands (BPI)		92,611	193,526
BDO Unibank, Inc.		249,864	597,364
DMCI Holdings, Inc.		482,250	123,660
Globe Telecom, Inc.		4,350	180,240
GT Capital Holdings, Inc.		10,145	254,882
International Container Terminal Services, Inc.		64,050	113,665
JG Summit Holdings, Inc.		372,100	624,723
Jollibee Food Corp.		55,660	233,066
Megaworld Corp.		1,446,800	117,125
Metro Pacific Investments Corp.		1,775,700	232,976
Metropolitan Bank & Trust Co.		76,116	128,247
Philippine Long Distance Telephone Co.		12,600	444,693
PNOC Energy Development Corp.		1,122,500	134,965
Robinsons Land Corp.		210,300	107,558
Security Bank Corp.		35,420	150,575
SM Investments Corp.		31,023	450,330
SM Prime Holdings, Inc.		1,078,200	640,666
Universal Robina Corp. (a)		115,500	396,120

TOTAL PHILIPPINES			6,976,573

Poland - 0.3%
Alior Bank SA (a)		11,952	229,815
Bank Handlowy w Warszawie SA		4,556	88,026
Bank Millennium SA (a)		75,441	134,577
Bank Polska Kasa Opieki SA		20,378	738,330
Bank Zachodni WBK SA		4,632	425,324
BRE Bank SA (a)		1,969	219,782
Cyfrowy Polsat SA (a)		25,581	160,178
Eurocash SA		9,715	86,151
Grupa Lotos SA (a)		12,166	189,710
Jastrzebska Spolka Weglowa SA (a)		6,774	136,730
KGHM Polska Miedz SA (Bearer)		18,175	576,754
LPP SA		164	293,401
NG2 SA		3,662	211,836
Polish Oil & Gas Co. SA		235,371	401,669
Polska Grupa Energetyczna SA		109,050	324,125
Polski Koncern Naftowy Orlen SA		41,749	1,248,423
Powszechna Kasa Oszczednosci Bank SA		113,672	1,034,101
Powszechny Zaklad Ubezpieczen SA		72,838	803,636
Synthos SA		72,742	101,072
Tauron Polska Energia SA (a)		137,598	116,699
Telekomunikacja Polska SA		82,338	98,274
Zaklady Azotowe w Tarnowie-Moscicach SA		5,913	104,291

TOTAL POLAND			7,722,904

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)		82,039	1
Energias de Portugal SA		309,694	1,022,170
Galp Energia SGPS SA Class B		65,264	1,014,484
Jeronimo Martins SGPS SA		32,761	601,318

TOTAL PORTUGAL			2,637,973

Qatar - 0.2%
Barwa Real Estate Co. (a)		12,752	119,070
Doha Bank (a)		15,373	132,144
Doha Bank rights 5/9/17 (a)		3,074	5,318
Ezdan Holding Group (a)		101,671	427,201
Industries Qatar QSC (a)		19,627	562,188
Masraf al Rayan (a)		48,068	552,453
Qatar Electricity & Water Co. (a)		3,573	204,099
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		35,109	191,874
Qatar Insurance Co. SAQ		17,849	348,029
Qatar Islamic Bank (a)		7,732	214,465
Qatar National Bank SAQ		29,999	1,184,702
Qatar Telecom (Qtel) Q.S.C. (a)		10,659	303,849
The Commercial Bank of Qatar (a)		26,953	221,691

TOTAL QATAR			4,467,083

Russia - 0.8%
Alrosa Co. Ltd. (a)		335,001	577,335
Gazprom OAO (a)		762,002	1,830,505
Gazprom OAO sponsored ADR (Reg. S)		312,888	1,486,218
Inter Rao Ues JSC (a)		4,200,000	298,795
Lukoil PJSC		27,431	1,359,229
Lukoil PJSC sponsored ADR		27,960	1,388,633
Magnit OJSC GDR (Reg. S)		40,017	1,398,594
MMC Norilsk Nickel PJSC (a)		3,750	576,181
MMC Norilsk Nickel PJSC sponsored ADR		34,559	531,690
Mobile TeleSystems OJSC sponsored ADR		64,938	670,160
Moscow Exchange MICEX-RTS OAO (a)		181,375	366,549
NOVATEK OAO GDR (Reg. S)		11,859	1,437,311
PhosAgro OJSC GDR (Reg. S)		13,137	193,771
Rosneft Oil Co. OJSC		91,433	509,534
Rosneft Oil Co. OJSC GDR (Reg. S)		60,215	333,290
Rostelecom PJSC (a)		75,753	99,134
Rostelecom PJSC sponsored ADR		6,231	48,976
RusHydro PJSC (a)		7,940,000	124,828
RusHydro PJSC ADR		71,112	108,446
Sberbank of Russia		798,754	2,320,027
Sberbank of Russia sponsored ADR		151,763	1,804,462
Severstal PAO		12,003	163,614
Severstal PAO GDR (Reg. S)		15,206	208,018
Sistema JSFC sponsored GDR		22,612	190,167
Surgutneftegas OJSC (a)		161,000	78,932
Surgutneftegas OJSC sponsored ADR		75,887	371,543
Tatneft PAO (a)		110,411	731,176
Tatneft PAO sponsored ADR		12,317	482,087
VTB Bank OJSC (a)		387,468,334	454,041
VTB Bank OJSC sponsored GDR (Reg. S)		142,761	329,921

TOTAL RUSSIA			20,473,167

Singapore - 0.8%
Ascendas Real Estate Investment Trust		313,200	573,877
CapitaCommercial Trust (REIT)		263,500	306,472
CapitaLand Ltd.		334,300	899,666
CapitaMall Trust		322,500	454,729
City Developments Ltd.		53,900	416,262
ComfortDelgro Corp. Ltd.		280,200	549,510
DBS Group Holdings Ltd.		232,509	3,220,162
Global Logistic Properties Ltd.		347,400	716,109
Hutchison Port Holdings Trust		680,100	275,441
Jardine Cycle & Carriage Ltd.		12,900	436,078
Keppel Corp. Ltd.		189,200	881,575
Oversea-Chinese Banking Corp. Ltd.		409,694	2,873,708
Sembcorp Industries Ltd.		127,500	276,509
Singapore Airlines Ltd.		70,900	520,148
Singapore Airport Terminal Service Ltd.		85,300	310,759
Singapore Exchange Ltd.		106,600	564,607
Singapore Press Holdings Ltd.		207,300	514,856
Singapore Technologies Engineering Ltd.		203,000	550,671
Singapore Telecommunications Ltd.		1,063,300	2,846,324
StarHub Ltd.		77,500	154,761
Suntec (REIT)		317,300	401,976
United Overseas Bank Ltd.		171,671	2,678,616
UOL Group Ltd.		62,726	325,045
Wilmar International Ltd.		250,100	635,476
Yangzijiang Shipbuilding Holdings Ltd.		255,700	210,468

TOTAL SINGAPORE			21,593,805

South Africa - 1.5%
African Bank Investments Ltd. (a)		42,096	1,827
Anglo American Platinum Ltd. (a)		7,235	178,691
AngloGold Ashanti Ltd.		53,123	608,361
Aspen Pharmacare Holdings Ltd.		47,540	986,214
Barclays Africa Group Ltd.		55,131	606,436
Bidcorp Ltd.		43,679	925,434
Bidvest Group Ltd.		42,046	501,862
Capitec Bank Holdings Ltd.		5,114	291,807
Coronation Fund Managers Ltd.		28,446	134,932
Discovery Ltd.		47,039	470,962
Exxaro Resources Ltd.		23,320	198,723
FirstRand Ltd.		438,475	1,635,617
Fortress Income Fund Ltd.:
Class A		144,217	189,178
Class B		95,705	240,270
Foschini Ltd.		26,495	316,463
Gold Fields Ltd. (a)		106,826	350,124
Growthpoint Properties Ltd.		281,488	539,648
Hyprop Investments Ltd.		33,106	305,798
Impala Platinum Holdings Ltd. (a)		79,237	254,256
Imperial Holdings Ltd.		19,821	250,645
Investec Ltd.		32,891	246,490
Liberty Holdings Ltd.		14,530	116,881
Life Healthcare Group Holdings Ltd.		175,538	377,380
Massmart Holdings Ltd.		14,236	137,665
MMI Holdings Ltd.		132,480	231,081
Mondi Ltd.		15,721	407,890
Mr Price Group Ltd.		32,376	380,602
MTN Group Ltd.		220,867	2,090,706
Naspers Ltd. Class N		57,104	10,858,412
Nedbank Group Ltd.		25,800	435,253
Netcare Ltd.		123,465	244,921
Pick 'n Pay Stores Ltd.		47,486	225,637
Pioneer Foods Ltd.		16,300	201,083
PSG Group Ltd.		11,979	226,829
Rand Merchant Insurance Holdings Ltd.		84,548	265,404
Redefine Properties Ltd.		652,242	536,875
Remgro Ltd.		68,891	1,143,600
Resilient Property Income Fund Ltd.		38,009	331,405
RMB Holdings Ltd.		93,836	430,710
Sanlam Ltd.		183,291	972,294
Sappi Ltd.		70,454	523,512
Sasol Ltd.		72,123	2,210,199
Shoprite Holdings Ltd.		56,104	880,787
Sibanye Gold Ltd.		96,826	194,567
Spar Group Ltd.		24,596	331,622
Standard Bank Group Ltd.		168,614	1,871,898
Telkom SA Ltd.		33,539	187,675
Tiger Brands Ltd.		21,262	642,693
Truworths International Ltd.		58,883	381,266
Tsogo Sun Holdings Ltd.		51,747	97,386
Vodacom Group Ltd.		48,431	547,994
Woolworths Holdings Ltd.		129,533	702,733

TOTAL SOUTH AFRICA			37,420,698

Spain - 2.3%
Abertis Infraestructuras SA		85,329	1,501,124
ACS Actividades de Construccion y Servicios SA		30,748	1,139,794
Aena SA		8,805	1,553,788
Amadeus IT Holding SA Class A		57,190	3,083,705
Banco Bilbao Vizcaya Argentaria SA		871,556	6,982,577
Banco de Sabadell SA		694,862	1,336,709
Banco Popular Espanol SA (a)(b)		437,332	306,792
Banco Santander SA (Spain)		1,900,363	12,393,482
Bankia SA		600,333	728,492
Bankinter SA		87,556	770,914
CaixaBank SA		467,537	2,122,825
Distribuidora Internacional de Alimentacion SA		80,897	481,582
Enagas SA		29,512	776,360
Endesa SA		41,419	976,122
Ferrovial SA		63,449	1,350,161
Gas Natural SDG SA		45,772	1,035,082
Grifols SA		38,803	1,042,120
Iberdrola SA		720,848	5,184,021
Inditex SA		142,187	5,453,476
International Consolidated Airlines Group SA		107,375	778,744
International Consolidated Airlines Group SA CDI		3,400	24,661
MAPFRE SA (Reg.)		140,345	489,821
Red Electrica Corporacion SA		56,390	1,098,992
Repsol YPF SA		147,072	2,328,587
Telefonica SA		590,657	6,532,639
Zardoya Otis SA		25,681	238,061

TOTAL SPAIN			59,710,631

Sweden - 2.0%
Alfa Laval AB (b)		38,170	783,025
ASSA ABLOY AB (B Shares)		130,608	2,829,720
Atlas Copco AB:
(A Shares)		87,543	3,273,485
(B Shares)		50,832	1,690,708
Boliden AB		35,613	1,018,054
Electrolux AB (B Shares)		31,337	930,844
Getinge AB (B Shares)		26,332	514,612
H&M Hennes & Mauritz AB (B Shares)		123,726	3,063,519
Hexagon AB (B Shares)		33,675	1,466,412
Husqvarna AB (B Shares)		54,680	543,571
ICA Gruppen AB (b)		10,566	360,737
Industrivarden AB (C Shares)		21,472	499,388
Investor AB (B Shares)		59,455	2,717,908
Kinnevik AB (B Shares)		30,532	814,894
Lundbergfoeretagen AB		4,834	350,108
Lundin Petroleum AB		23,404	446,820
Nordea Bank AB		396,004	4,873,318
Sandvik AB		138,913	2,230,186
Securitas AB (B Shares)		40,736	673,315
Skandinaviska Enskilda Banken AB (A Shares)		198,022	2,280,406
Skanska AB (B Shares)		44,342	1,060,828
SKF AB (B Shares)		51,830	1,138,735
Svenska Cellulosa AB (SCA) (B Shares)		79,287	2,626,399
Svenska Handelsbanken AB (A Shares)		199,001	2,824,159
Swedbank AB (A Shares)		118,067	2,797,948
Swedish Match Co. AB		24,550	809,898
Tele2 AB (B Shares)		47,424	477,597
Telefonaktiebolaget LM Ericsson (B Shares)		399,758	2,597,160
TeliaSonera AB		337,934	1,375,845
Volvo AB (B Shares)		201,975	3,304,187

TOTAL SWEDEN			50,373,786

Switzerland - 5.9%
ABB Ltd. (Reg.)		245,378	6,012,808
Actelion Ltd.		11,924	3,182,929
Adecco SA (Reg.)		21,191	1,573,884
Aryzta AG		11,434	371,289
Baloise Holdings AG		6,512	954,875
Barry Callebaut AG (a)		278	381,656
Coca-Cola HBC AG		23,666	656,570
Compagnie Financiere Richemont SA Series A		68,025	5,684,068
Credit Suisse Group AG		258,715	3,945,653
Dufry AG (a)		5,959	976,198
Ems-Chemie Holding AG		1,066	667,991
Galenica AG		507	550,821
Geberit AG (Reg.)		4,829	2,199,500
Givaudan SA		1,203	2,317,740
Julius Baer Group Ltd.		29,150	1,520,076
Kuehne & Nagel International AG		7,034	1,063,230
Lafargeholcim Ltd. (Reg.)		59,321	3,362,517
Lindt & Spruengli AG		13	863,749
Lindt & Spruengli AG (participation certificate)		131	736,628
Lonza Group AG		7,547	1,543,532
Nestle SA (Reg. S)		405,643	31,242,818
Novartis AG		291,015	22,403,811
Pargesa Holding SA		4,475	334,388
Partners Group Holding AG		2,260	1,366,221
Roche Holding AG (participation certificate)		91,556	23,956,955
Schindler Holding AG:
(participation certificate)		5,303	1,083,517
(Reg.)		2,625	521,307
SGS SA (Reg.)		715	1,608,930
Sika AG		280	1,786,935
Sonova Holding AG Class B		6,801	1,005,454
Swatch Group AG (Bearer)		3,983	1,594,401
Swatch Group AG (Bearer) (Reg.)		6,637	514,951
Swiss Life Holding AG		4,187	1,362,563
Swiss Prime Site AG		9,337	809,363
Swiss Re Ltd.		42,265	3,678,542
Swisscom AG		3,366	1,468,185
Syngenta AG (Switzerland)		12,067	5,607,940
UBS Group AG		476,702	8,144,657
Zurich Insurance Group AG		19,629	5,432,099

TOTAL SWITZERLAND			152,488,751

Taiwan - 2.8%
Acer, Inc.		398,288	187,791
Advanced Semiconductor Engineering, Inc.		851,681	1,065,565
Advantech Co. Ltd.		39,994	322,884
Asia Cement Corp.		313,466	309,079
Asia Pacific Telecom Co. Ltd. (a)		281,000	90,372
ASUSTeK Computer, Inc.		92,000	902,558
AU Optronics Corp.		1,130,000	468,828
Catcher Technology Co. Ltd.		85,000	871,853
Cathay Financial Holding Co. Ltd.		1,064,285	1,704,377
Chang Hwa Commercial Bank		637,455	369,105
Cheng Shin Rubber Industry Co. Ltd.		252,899	521,312
Chicony Electronics Co. Ltd.		73,507	193,599
China Airlines Ltd.		342,490	105,955
China Development Finance Holding Corp.		1,746,800	480,871
China Life Insurance Co. Ltd.		451,818	420,080
China Steel Corp.		1,534,426	1,228,637
Chinatrust Financial Holding Co. Ltd.		2,281,579	1,423,014
Chunghwa Telecom Co. Ltd.		495,000	1,671,538
Compal Electronics, Inc.		556,000	371,611
Delta Electronics, Inc.		253,621	1,426,581
E.SUN Financial Holdings Co. Ltd.		1,024,864	618,859
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)		57,850	6,221
ECLAT Textile Co. Ltd.		24,452	267,392
EVA Airways Corp.		256,834	126,195
Evergreen Marine Corp. (Taiwan) (a)		234,720	103,291
Far Eastern Textile Ltd.		427,664	359,417
Far EasTone Telecommunications Co. Ltd.		207,000	508,887
Feng Tay Enterprise Co. Ltd.		45,436	174,390
First Financial Holding Co. Ltd.		1,244,207	757,483
Formosa Chemicals & Fibre Corp.		419,590	1,288,355
Formosa Petrochemical Corp.		149,000	520,117
Formosa Plastics Corp.		538,480	1,615,992
Formosa Taffeta Co. Ltd.		95,000	99,014
Foxconn Technology Co. Ltd.		122,535	373,001
Fubon Financial Holding Co. Ltd.		866,398	1,355,942
Giant Manufacturing Co. Ltd.		37,000	223,423
Highwealth Construction Corp.		106,480	179,328
HIWIN Technologies Corp.		25,965	165,379
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,031,488	6,641,002
Hotai Motor Co. Ltd.		32,000	367,932
HTC Corp. (a)		87,000	208,411
Hua Nan Financial Holdings Co. Ltd.		964,745	539,463
Innolux Corp.		1,163,427	542,776
Inventec Corp.		326,280	242,365
Largan Precision Co. Ltd.		13,000	2,157,132
Lite-On Technology Corp.		275,910	480,193
MediaTek, Inc.		195,970	1,407,057
Mega Financial Holding Co. Ltd.		1,413,246	1,133,945
Merida Industry Co. Ltd.		27,300	146,332
Micro-Star International Co. Ltd.		91,000	182,163
Nan Ya Plastics Corp.		619,780	1,490,852
Nanya Technology Corp.		87,000	138,605
Nien Made Enterprise Co. Ltd.		19,000	192,056
Novatek Microelectronics Corp.		77,000	295,537
OBI Pharma, Inc. (a)		15,000	140,952
Pegatron Corp.		251,000	738,309
Phison Electronics Corp.		20,000	188,267
Pou Chen Corp.		292,000	408,199
Powertech Technology, Inc.		85,000	266,337
President Chain Store Corp.		74,000	642,722
Quanta Computer, Inc.		351,000	725,854
Realtek Semiconductor Corp.		60,090	202,799
Ruentex Development Co. Ltd. (a)		105,687	128,861
Ruentex Industries Ltd.		74,015	118,897
Shin Kong Financial Holding Co. Ltd. (a)		1,061,331	282,689
Siliconware Precision Industries Co. Ltd.		286,000	462,676
Sinopac Holdings Co.		1,345,208	410,377
Standard Foods Corp.		47,564	117,246
Synnex Technology International Corp.		192,500	208,277
TaiMed Biologics, Inc. (a)		20,000	120,107
Taishin Financial Holdings Co. Ltd.		1,109,339	456,979
Taiwan Business Bank		488,359	134,762
Taiwan Cement Corp.		418,000	485,451
Taiwan Cooperative Financial Holding Co. Ltd.		1,008,447	512,182
Taiwan Fertilizer Co. Ltd.		102,000	137,696
Taiwan Mobile Co. Ltd.		208,600	769,576
Taiwan Semiconductor Manufacturing Co. Ltd.		3,184,000	20,475,703
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,200	171,964
TECO Electric & Machinery Co. Ltd.		238,000	235,456
Transcend Information, Inc.		24,000	81,792
Unified-President Enterprises Corp.		628,080	1,157,531
United Microelectronics Corp.		1,558,000	621,725
Vanguard International Semiconductor Corp.		118,000	224,888
Wistron Corp.		317,280	299,192
WPG Holding Co. Ltd.		202,000	255,650
Yuanta Financial Holding Co. Ltd.		1,254,372	535,400
Yulon Motor Co. Ltd.		106,000	95,748

TOTAL TAIWAN			70,858,381

Thailand - 0.5%
Advanced Info Service PCL		4,000	20,231
Advanced Info Service PCL (For. Reg.)		131,000	662,572
Airports of Thailand PCL		17,200	20,009
Airports of Thailand PCL (For. Reg.)		541,000	629,342
Bangkok Bank PCL (For. Reg.)		32,900	177,812
Bangkok Dusit Medical Services PCL		38,000	22,295
Bangkok Dusit Medical Services PCL (For. Reg.)		460,700	270,295
Bangkok Expressway and Metro PCL		824,000	171,468
Bangkok Expressway and Metro PCL		92,900	19,332
Banpu PCL		33,500	18,590
Banpu PCL (For. Reg.)		222,200	123,302
BEC World PCL		36,200	19,565
BEC World PCL (For. Reg.)		107,200	57,938
Berli Jucker PCL (For. Reg)		150,500	189,212
BTS Group Holdings PCL		80,900	19,874
BTS Group Holdings PCL		709,400	174,275
Bumrungrad Hospital PCL		3,900	19,782
Bumrungrad Hospital PCL (For. Reg.)		42,700	216,585
C.P. ALL PCL		33,000	58,179
C.P. ALL PCL (For. Reg.)		609,800	1,075,081
Central Pattana PCL		12,000	20,809
Central Pattana PCL (For. Reg.)		168,800	292,717
Charoen Pokphand Foods PCL (For. Reg.)		343,000	265,181
Delta Electronics PCL		8,000	21,272
Delta Electronics PCL (For. Reg.)		61,000	162,197
Electricity Generating PCL (For. Reg.)		17,900	113,815
Energy Absolute PCL		25,700	20,055
Energy Absolute PCL		126,500	98,714
Glow Energy PCL (For. Reg.)		63,700	150,965
Home Product Center PCL (For. Reg.)		533,967	149,696
Indorama Ventures PCL (For. Reg.)		181,300	192,566
IRPC PCL		132,200	21,397
IRPC PCL (For. Reg.)		1,229,900	199,059
Kasikornbank PCL		67,200	359,306
Kasikornbank PCL (For. Reg.)		158,900	849,610
KCE Electronics PCL		37,800	116,350
Krung Thai Bank PCL		43,000	24,607
Krung Thai Bank PCL (For. Reg.)		407,155	232,996
Minor International PCL		18,600	20,025
Minor International PCL (For. Reg.)		269,470	290,109
PTT Exploration and Production PCL		7,100	19,956
PTT Exploration and Production PCL (For. Reg.)		174,144	489,465
PTT Global Chemical PCL		9,400	20,376
PTT Global Chemical PCL (For. Reg.)		260,939	565,619
PTT PCL		7,200	80,948
PTT PCL (For. Reg.)		123,000	1,382,861
Robinsons Department Store PCL (For. Reg.)		67,000	121,026
Siam Cement PCL		2,200	33,954
Siam Cement PCL (For. Reg.)		50,800	784,023
Siam Commercial Bank PCL		9,300	41,931
Siam Commercial Bank PCL (For. Reg.)		220,000	991,908
Thai Oil PCL		9,000	20,289
Thai Oil PCL (For. Reg.)		97,000	218,671
Thai Union Frozen Products PCL (For. Reg.)		234,300	144,237
TMB PCL (For. Reg.)		1,648,100	108,603
True Corp. PCL (For. Reg.)		1,274,012	241,179

TOTAL THAILAND			12,832,231

Turkey - 0.3%
Akbank T.A.S.		283,174	758,171
Anadolu Efes Biracilik Ve Malt Sanayii A/S		25,804	145,440
Arcelik A/S		30,307	202,220
Bim Birlesik Magazalar A/S JSC		27,583	450,793
Coca-Cola Icecek Sanayi A/S		9,660	98,233
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		250,852	208,340
Eregli Demir ve Celik Fabrikalari T.A.S.		180,266	330,391
Ford Otomotiv Sanayi A/S		9,061	100,764
Haci Omer Sabanci Holding A/S		116,316	346,464
Koc Holding A/S		79,965	375,967
Petkim Petrokimya Holding A/S		87,649	121,161
TAV Havalimanlari Holding A/S		23,182	96,593
Tofas Turk Otomobil Fabrikasi A/S		16,659	138,733
Tupras Turkiye Petrol Rafinelleri A/S		16,507	415,934
Turk Hava Yollari AO (a)		66,658	113,726
Turk Sise ve Cam Fabrikalari A/S		91,337	114,687
Turk Telekomunikasyon A/S		70,506	126,643
Turkcell Iletisim Hizmet A/S		115,895	404,920
Turkiye Garanti Bankasi A/S		297,782	803,989
Turkiye Halk Bankasi A/S		84,178	279,175
Turkiye Is Bankasi A/S Series C		225,866	445,761
Turkiye Vakiflar Bankasi TAO		95,581	163,340
Ulker Biskuvi Sanayi A/S		20,985	119,224
Yapi ve Kredi Bankasi A/S (a)		112,952	137,058

TOTAL TURKEY			6,497,727

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		254,676	479,814
Aldar Properties PJSC		402,031	234,235
DP World Ltd.		21,529	440,053
Dubai Islamic Bank Pakistan Ltd. (a)		158,865	253,890
Dubai Parks and Resorts PJSC (a)		381,681	100,278
Emaar Malls Group PJSC (a)		231,119	161,714
Emaar Properties PJSC		454,521	888,500
Emirates Telecommunications Corp.		225,082	1,069,339
National Bank of Abu Dhabi PJSC (a)		208,700	625,020

TOTAL UNITED ARAB EMIRATES			4,252,843

United Kingdom - 11.1%
3i Group PLC		126,631	1,301,439
Aberdeen Asset Management PLC		119,709	432,581
Admiral Group PLC		27,713	721,826
Anglo American PLC (United Kingdom) (a)		182,694	2,618,259
Antofagasta PLC		51,302	556,820
Ashtead Group PLC		65,029	1,373,719
Associated British Foods PLC		46,411	1,689,134
AstraZeneca PLC (United Kingdom)		164,847	9,872,593
Auto Trader Group PLC		128,332	666,691
Aviva PLC		528,862	3,596,481
Babcock International Group PLC		33,658	391,909
BAE Systems PLC		413,916	3,361,816
Barclays PLC		2,208,257	6,047,107
Barratt Developments PLC		131,085	983,883
Berkeley Group Holdings PLC		17,227	726,938
BHP Billiton PLC		275,199	4,195,466
BP PLC		2,432,462	13,924,910
BP PLC sponsored ADR (a)(b)		5,615	192,707
British American Tobacco PLC (United Kingdom)		242,993	16,417,426
British Land Co. PLC		127,387	1,083,170
BT Group PLC		1,102,916	4,350,949
Bunzl PLC		43,694	1,362,747
Burberry Group PLC		57,461	1,201,195
Capita Group PLC		86,853	625,456
Carnival PLC		24,833	1,530,519
Carphone Warehouse Group PLC		127,437	553,764
Centrica PLC		715,836	1,834,831
Cobham PLC		214,754	368,548
Cobham PLC rights 5/4/17 (a)		85,901	63,418
Coca-Cola European Partners PLC		28,292	1,070,326
Compass Group PLC		214,148	4,323,821
Croda International PLC		17,083	832,819
Diageo PLC		328,054	9,548,731
Direct Line Insurance Group PLC		178,819	808,769
easyJet PLC (a)		20,709	313,284
Fresnillo PLC		28,771	541,076
G4S PLC (United Kingdom)		202,049	798,428
GKN PLC		223,340	1,038,190
GlaxoSmithKline PLC		635,482	12,790,897
Hammerson PLC		103,080	784,367
Hargreaves Lansdown PLC		33,852	604,186
Hikma Pharmaceuticals PLC		18,713	469,472
HSBC Holdings PLC (United Kingdom)		2,580,006	21,275,567
IMI PLC		35,336	585,362
Imperial Tobacco Group PLC		124,945	6,120,364
Inmarsat PLC		58,807	622,664
InterContinental Hotel Group PLC		24,468	1,298,061
Intertek Group PLC		21,029	1,107,447
Intu Properties PLC		122,959	439,070
Investec PLC		85,412	632,225
ITV PLC		471,493	1,282,423
J Sainsbury PLC		213,647	762,075
Johnson Matthey PLC		25,199	972,278
Kingfisher PLC		291,770	1,290,774
Land Securities Group PLC		102,936	1,474,549
Legal & General Group PLC		775,764	2,472,738
Lloyds Banking Group PLC		8,371,660	7,522,161
London Stock Exchange Group PLC		41,045	1,798,453
Marks & Spencer Group PLC		211,506	1,004,273
Mediclinic International PLC		32,945	350,324
Mediclinic International PLC		15,488	163,436
Meggitt PLC		100,909	604,475
Merlin Entertainments PLC		92,663	606,687
Mondi PLC		47,849	1,240,100
National Grid PLC		490,997	6,357,560
Next PLC		18,197	1,014,635
Old Mutual PLC		642,280	1,613,849
Pearson PLC		106,944	882,147
Persimmon PLC		40,158	1,211,895
Provident Financial PLC		19,198	796,683
Prudential PLC		336,108	7,459,535
Reckitt Benckiser Group PLC		82,153	7,569,376
RELX PLC		141,545	2,870,933
Rio Tinto PLC		161,234	6,360,719
Rolls-Royce Holdings PLC		239,522	2,519,059
Royal Bank of Scotland Group PLC (a)		461,963	1,586,005
Royal Dutch Shell PLC:
Class A (Netherlands)		18,410	480,038
Class A (United Kingdom)		544,998	14,152,756
Class A sponsored ADR (a)		2,903	151,508
Class B (United Kingdom)		488,478	12,996,923
Royal Mail PLC		117,193	610,948
RSA Insurance Group PLC		132,598	1,023,576
Sage Group PLC		140,453	1,218,829
Schroders PLC		17,605	726,700
Scottish & Southern Energy PLC		132,338	2,383,986
Segro PLC		129,379	813,896
Severn Trent PLC		30,771	926,619
SKY PLC		134,436	1,727,285
Smith & Nephew PLC		114,571	1,882,308
Smiths Group PLC		51,490	1,093,714
St. James's Place Capital PLC		68,564	1,019,471
Standard Chartered PLC (United Kingdom) (a)		427,886	3,996,876
Standard Life PLC		257,118	1,211,857
Tate & Lyle PLC		60,796	595,691
Taylor Wimpey PLC		425,109	1,101,202
Tesco PLC (a)		1,065,046	2,527,583
The Weir Group PLC		28,312	730,094
Travis Perkins PLC		32,476	677,634
Unilever PLC		167,262	8,605,351
United Utilities Group PLC		89,044	1,122,736
Vodafone Group PLC		3,443,320	8,868,761
Vodafone Group PLC sponsored ADR		2,563	67,125
Whitbread PLC		23,869	1,247,425
William Hill PLC		115,062	437,398
WM Morrison Supermarkets PLC		288,693	897,023
Worldpay Group PLC		234,186	909,953

TOTAL UNITED KINGDOM			284,043,836

United States of America - 0.1%
Southern Copper Corp. (b)		11,741	415,279
Yum China Holdings, Inc.		47,650	1,625,818

TOTAL UNITED STATES OF AMERICA			2,041,097

TOTAL COMMON STOCKS
(Cost $2,275,178,756)			2,448,000,052

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Banco Bradesco SA (PN)		357,968	3,767,966
Braskem SA (PN-A)		20,400	219,422
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		27,800	200,570
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		20,700	467,927
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)		98,587	275,816
Companhia Paranaense de Energia-Copel (PN-B)		13,500	124,067
Gerdau SA (PN)		119,800	369,887
Itau Unibanco Holding SA		421,081	5,208,374
Itausa-Investimentos Itau SA (PN)		508,129	1,583,276
Lojas Americanas SA (PN)		94,436	501,033
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		512,100	2,253,914
Suzano Papel e Celulose SA		52,100	220,117
Telefonica Brasil SA		58,400	870,098
Vale SA (PN-A)		251,200	2,078,263

TOTAL BRAZIL			18,140,730

Chile - 0.0%
Embotelladora Andina SA Class B		33,119	137,209
Sociedad Quimica y Minera de Chile SA (PN-B)		12,620	446,197

TOTAL CHILE			583,406

Colombia - 0.0%
Bancolombia SA (PN) (a)		58,169	567,850
Grupo Aval Acciones y Valores SA		430,413	170,439
Grupo de Inversiones Suramerica SA		14,205	181,836

TOTAL COLOMBIA			920,125

France - 0.0%
Air Liquide SA (a)		7,316	881,407
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		7,208	592,644
Fuchs Petrolub AG		9,011	464,822
Henkel AG & Co. KGaA		23,375	3,182,798
Porsche Automobil Holding SE (Germany)		19,927	1,165,855
Volkswagen AG		24,255	3,845,572

TOTAL GERMANY			9,251,691

India - 0.0%
Vedanta Ltd. (a)		212,712	25,311
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		795,482	568,003
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,376	229,817
Hyundai Motor Co.		2,639	214,117
Hyundai Motor Co. Series 2		4,393	383,461
LG Chemical Ltd.		998	159,666
LG Household & Health Care Ltd.		393	184,823
Samsung Electronics Co. Ltd.		2,253	3,471,791

TOTAL KOREA (SOUTH)			4,643,675

Russia - 0.1%
AK Transneft OAO (a)		202	683,756
Surgutneftegas OJSC (a)		911,733	488,629

TOTAL RUSSIA			1,172,385

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares)		17,006,062	22,026
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $33,189,243)			36,208,759
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25
(Cost $13,959)	INR	69,696	15,098

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.58% to 0.72% 5/25/17 to 10/12/17(d)
(Cost $6,984,322)		$7,000,000	6,978,421
		Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.85% (e)		59,193,173	59,205,012
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)		30,778,334	30,781,412
TOTAL MONEY MARKET FUNDS
(Cost $89,982,179)			89,986,424
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $2,405,348,459)			2,581,188,754
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(17,589,914)
NET ASSETS - 100%			$2,563,598,840

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
607 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	55,352,330	$1,469,797
381 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	18,649,950	528,990
39 TME S&P/TSX 60 Index Contracts (Canada)	June 2017	5,238,665	22,525
TOTAL FUTURES CONTRACTS			$2,021,312

The face value of futures purchased as a percentage of Net Assets is 3.1%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,430,564.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$211,250
Fidelity Securities Lending Cash Central Fund	132,004
Total	$343,254

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$284,717,102	$200,518,074	$83,664,463	$534,565
Consumer Staples	244,836,207	139,549,215	105,262,100	24,892
Energy	164,202,670	87,871,284	76,331,386	--
Financials	579,463,863	426,204,957	153,258,905	1
Health Care	200,566,622	77,283,158	123,283,464	--
Industrials	298,222,362	232,738,613	64,738,522	745,227
Information Technology	249,863,826	163,473,371	86,390,454	1
Materials	195,712,798	157,655,599	38,057,199	--
Real Estate	80,241,682	79,959,823	--	281,859
Telecommunication Services	110,203,041	36,539,900	73,663,141	--
Utilities	76,178,638	59,090,232	17,088,406	--
Corporate Bonds	15,098	--	15,098	--
Government Obligations	6,978,421	--	6,978,421	--
Money Market Funds	89,986,424	89,986,424	--	--
Total Investments in Securities:	$2,581,188,754	$1,750,870,650	$828,731,559	$1,586,545
Derivative Instruments:
Assets
Futures Contracts	$2,021,312	$2,021,312	$--	$--
Total Assets	$2,021,312	$2,021,312	$--	$--
Total Derivative Instruments:	$2,021,312	$2,021,312	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$52,713,615
Level 2 to Level 1	$43,951,031

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,021,312	$0
Total Equity Risk	2,021,312	0
Total Value of Derivatives	$2,021,312	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,938,577) — See accompanying schedule: Unaffiliated issuers (cost $2,315,366,280)	$2,491,202,330
Fidelity Central Funds (cost $89,982,179)	89,986,424
Total Investments (cost $2,405,348,459)		$2,581,188,754
Foreign currency held at value (cost $2,596,832)		2,587,561
Receivable for investments sold		5,516
Receivable for fund shares sold		4,370,812
Dividends receivable		8,992,995
Distributions receivable from Fidelity Central Funds		83,161
Total assets		2,597,228,799
Liabilities
Payable for investments purchased	$766,542
Payable for fund shares redeemed	1,471,756
Accrued management fee	121,348
Payable for daily variation margin for derivative instruments	15,223
Other affiliated payables	61,831
Other payables and accrued expenses	413,319
Collateral on securities loaned	30,779,940
Total liabilities		33,629,959
Net Assets		$2,563,598,840
Net Assets consist of:
Paid in capital		$2,374,900,509
Undistributed net investment income		20,712,346
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,448,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		177,434,725
Net Assets		$2,563,598,840
Investor Class:
Net Asset Value, offering price and redemption price per share ($39,245,463 ÷ 3,261,406 shares)		$12.03
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,129,076,756 ÷ 93,821,743 shares)		$12.03
Institutional Class:
Net Asset Value, offering price and redemption price per share ($592,823,950 ÷ 49,246,670 shares)		$12.04
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($802,452,671 ÷ 66,632,468 shares)		$12.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$29,524,179
Interest		18,861
Income from Fidelity Central Funds		343,254
Income before foreign taxes withheld		29,886,294
Less foreign taxes withheld		(2,731,324)
Total income		27,154,970
Expenses
Management fee	$632,238
Transfer agent fees	313,862
Independent trustees' fees and expenses	3,953
Miscellaneous	3,349
Total expenses before reductions	953,402
Expense reductions	(257)	953,145
Net investment income (loss)		26,201,825
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,512,136)
Fidelity Central Funds	(5,330)
Foreign currency transactions	(566,372)
Futures contracts	4,996,733
Total net realized gain (loss)		1,912,895
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $159,429)	193,904,744
Assets and liabilities in foreign currencies	116,261
Futures contracts	1,975,896
Total change in net unrealized appreciation (depreciation)		195,996,901
Net gain (loss)		197,909,796
Net increase (decrease) in net assets resulting from operations		$224,111,621

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,201,825	$36,187,833
Net realized gain (loss)	1,912,895	(4,138,242)
Change in net unrealized appreciation (depreciation)	195,996,901	29,240,567
Net increase (decrease) in net assets resulting from operations	224,111,621	61,290,158
Distributions to shareholders from net investment income	(36,723,329)	(19,754,957)
Distributions to shareholders from net realized gain	(830,683)	–
Total distributions	(37,554,012)	(19,754,957)
Share transactions - net increase (decrease)	642,122,620	840,932,551
Redemption fees	37,194	80,968
Total increase (decrease) in net assets	828,717,423	882,548,720
Net Assets
Beginning of period	1,734,881,417	852,332,697
End of period	$2,563,598,840	$1,734,881,417
Other Information
Undistributed net investment income end of period	$20,712,346	$31,233,850

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$11.32	$12.28	$12.44	$10.54	$10.09
Income from Investment Operations
Net investment income (loss)A	.14	.31	.31	.37B	.29	.29
Net realized and unrealized gain (loss)	.99	(.26)C	(.98)	(.32)	1.76	.18
Total from investment operations	1.13	.05	(.67)	.05	2.05	.47
Distributions from net investment income	(.21)	(.25)	(.28)	(.18)	(.15)	–
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.22)	(.25)	(.29)	(.21)	(.16)	(.03)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01	.01
Net asset value, end of period	$12.03	$11.12	$11.32	$12.28	$12.44	$10.54
Total ReturnE,F	10.31%	.56%	(5.49)%	.46%	19.79%	4.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	.18%I	.27%	.34%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.18%I	.19%	.22%	.22%	.23%	.24%
Expenses net of all reductions	.18%I	.19%	.22%	.22%	.23%	.24%
Net investment income (loss)	2.40%I	2.87%	2.66%	3.00%B	2.59%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$39,245	$37,465	$18,132	$15,309	$10,037	$25,552
Portfolio turnover rateJ	1%I	1%K	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$11.32	$12.29	$12.44	$10.54	$10.09
Income from Investment Operations
Net investment income (loss)A	.14	.32	.32	.38B	.30	.30
Net realized and unrealized gain (loss)	.99	(.27)C	(1.00)	(.31)	1.76	.17
Total from investment operations	1.13	.05	(.68)	.07	2.06	.47
Distributions from net investment income	(.22)	(.25)	(.28)	(.19)	(.16)	–
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.22)D	(.25)	(.29)	(.22)	(.17)	(.03)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01	.01
Net asset value, end of period	$12.03	$11.12	$11.32	$12.29	$12.44	$10.54
Total ReturnF,G	10.39%	.64%	(5.53)%	.59%	19.88%	4.81%
Ratios to Average Net AssetsH,I
Expenses before reductions	.11%J	.21%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.11%J	.12%	.17%	.18%	.18%	.18%
Expenses net of all reductions	.11%J	.12%	.17%	.18%	.18%	.18%
Net investment income (loss)	2.47%J	2.95%	2.71%	3.04%B	2.64%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,129,077	$774,360	$563,796	$485,998	$281,895	$67,539
Portfolio turnover rateK	1%J	1%L	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.33	$12.29	$12.45	$10.55	$10.09
Income from Investment Operations
Net investment income (loss)A	.14	.32	.33	.39B	.31	.30
Net realized and unrealized gain (loss)	1.00	(.26)C	(.99)	(.33)	1.76	.18
Total from investment operations	1.14	.06	(.66)	.06	2.07	.48
Distributions from net investment income	(.22)	(.26)	(.29)	(.20)	(.17)	–
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.23)	(.26)	(.30)	(.22)D	(.18)	(.03)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01	.01
Net asset value, end of period	$12.04	$11.13	$11.33	$12.29	$12.45	$10.55
Total ReturnF,G	10.40%	.66%	(5.40)%	.56%	19.94%	4.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	.09%J	.17%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.09%J	.10%	.13%	.13%	.13%	.13%
Expenses net of all reductions	.09%J	.10%	.13%	.13%	.13%	.13%
Net investment income (loss)	2.49%J	2.97%	2.75%	3.09%B	2.69%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$592,824	$278,172	$182,432	$153,983	$66,248	$21,199
Portfolio turnover rateK	1%J	1%L	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.33	$12.30	$12.45	$10.56	$10.09
Income from Investment Operations
Net investment income (loss)A	.14	.32	.33	.39B	.32	.30
Net realized and unrealized gain (loss)	1.00	(.26)C	(1.00)	(.31)	1.74	.19
Total from investment operations	1.14	.06	(.67)	.08	2.06	.49
Distributions from net investment income	(.22)	(.26)	(.29)	(.20)	(.17)	–
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.23)	(.26)	(.30)	(.23)	(.18)	(.03)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01	.01
Net asset value, end of period	$12.04	$11.13	$11.33	$12.30	$12.45	$10.56
Total ReturnE,F	10.43%	.68%	(5.45)%	.67%	19.87%	5.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.14%	.20%	.20%	.19%	.20%
Expenses net of fee waivers, if any	.06%I	.08%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.06%I	.08%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.52%I	2.99%	2.78%	3.12%B	2.72%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$802,453	$644,884	$87,972	$74,259	$62,884	$117
Portfolio turnover rateJ	1%I	1%K	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Emerging Markets Index Fund	$973,213,735	$165,621,184	$(65,163,175)	$100,458,009
Fidelity Global ex U.S. Index Fund	2,406,208,179	317,422,193	(142,441,618)	174,980,575

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Emerging Markets Index Fund	$(18,957,565)	$(42,704,098)	$(61,661,663)	$(61,661,663)
Fidelity Global ex U.S. Index Fund	(1,112,186)	(7,433,685)	(8,545,871)	(8,545,871)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Fidelity Emerging Markets Index and Fidelity Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees for Fidelity Global ex U.S. Index Fund effective December 12, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Emerging Markets Index Fund
Equity Risk
Futures Contracts	$1,391,539	$424,988
Totals	$1,391,539	$424,988
Fidelity Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$4,996,733	$1,975,896
Totals	$4,996,733	$1,975,896

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity Emerging Markets Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	221,011,778	27,412,051
Fidelity Global ex U.S. Index Fund	661,980,649	6,378,508

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments received in-kind through subscriptions totaled $358,909,549 in exchange for 36,586,091 shares of the Fidelity Global ex U.S. Index Fund. The amount of in-kind exchanges is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .09% and .06% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Emerging Markets Index Fund	.30%	.14%	.11%	.09%
Fidelity Global ex U.S. Index Fund	.18%	.11%	.09%	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets as noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.
Under the expense contract, each class pays all or a portion of the transfer agent fees at annual rates based on class-level average net assets as noted in the table below and each Fund's Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Received by FIIOC	Paid by Class	Amount
Fidelity Emerging Markets Index Fund
Investor Class	.21%	.21%	$24,293
Premium Class	.11%	.05%	140,592
Institutional Class	.035%	.02%	18,480
Institutional Premium Class	.015%	–	–
			$183,365
Fidelity Global ex U.S. Index Fund
Investor Class	.21%	.12%	$21,909
Premium Class	.11%	.05%	228,476
Institutional Class	.035%	.03%	63,477
Institutional Premium Class	.015%	–	–
			$313,862

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Markets Index Fund	Borrower	$8,658,000.85%		$204

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Emerging Markets Index Fund	$1,386
Fidelity Global ex U.S. Index Fund	3,349

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity Emerging Markets Index Fund	$34,998
Fidelity Global ex U.S. Index Fund	132,004

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Emerging Markets Index Fund	$14
Fidelity Global ex U.S. Index Fund	257

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
Fidelity Emerging Markets Index Fund
From net investment income
Investor Class	$290,141	$488,081
Premium Class	9,152,994	9,746,166
Institutional Class	3,191,048	1,107,403
Institutional Premium Class	4,296	5,544
Total	$12,638,479	$11,347,194
Fidelity Global ex U.S. Index Fund
From net investment income
Investor Class	$710,799	$469,634
Premium Class	15,744,134	13,089,736
Institutional Class	6,109,298	4,201,240
Institutional Premium Class	14,159,098	1,994,347
Total	$36,723,329	$19,754,957
From net realized gain
Investor Class	$16,844	$–
Premium Class	359,898	–
Institutional Class	138,257	–
Institutional Premium Class	315,684	–
Total	$830,683	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	2,352,129	3,308,302	$21,402,428	$26,744,334
Reinvestment of distributions	31,357	57,696	270,613	430,181
Shares redeemed	(1,903,830)	(4,014,907)	(17,453,778)	(33,349,297)
Net increase (decrease)	479,656	(648,909)	$4,219,263	$(6,174,782)
Premium Class
Shares sold	25,428,292	30,727,439	$230,830,945	$252,020,349
Reinvestment of distributions	970,483	1,221,061	8,365,562	9,103,784
Shares redeemed	(22,285,269)	(19,928,967)	(190,128,429)	(165,686,800)
Net increase (decrease)	4,113,506	12,019,533	$49,068,078	$95,437,333
Institutional Class
Shares sold	7,177,257	16,322,577	$64,228,794	$139,980,479
Reinvestment of distributions	348,827	148,530	3,010,374	1,107,403
Shares redeemed	(7,017,846)	(2,302,722)	(60,402,120)	(18,698,255)
Net increase (decrease)	508,238	14,168,385	$6,837,048	$122,389,627
Institutional Premium Class
Shares sold	16,339,773	5,848	$137,733,229	$47,523
Reinvestment of distributions	498	744	4,296	5,544
Shares redeemed	(565,880)	(5,598)	(5,208,590)	(43,839)
Net increase (decrease)	15,774,391	994	$132,528,935	$9,228
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	1,699,313	3,749,465	$19,345,238	$40,507,693
Reinvestment of distributions	65,700	43,616	720,731	453,168
Shares redeemed	(1,873,332)	(2,025,704)	(21,106,320)	(21,832,563)
Net increase (decrease)	(108,319)	1,767,377	$(1,040,351)	$19,128,298
Premium Class
Shares sold	32,664,198	35,170,899	$371,575,458	$376,550,580
Reinvestment of distributions	1,271,346	1,130,684	13,946,668	11,747,810
Shares redeemed	(9,733,814)	(16,480,126)	(110,028,349)	(174,387,185)
Net increase (decrease)	24,201,730	19,821,457	$275,493,777	$213,911,205
Institutional Class
Shares sold	29,286,684	15,322,148	$328,680,113	$167,125,457
Reinvestment of distributions	569,513	404,354	6,247,555	4,201,240
Shares redeemed	(5,609,336)	(6,834,241)	(63,657,959)	(73,128,133)
Net increase (decrease)	24,246,861	8,892,261	$271,269,709	$98,198,564
Institutional Premium Class
Shares sold	11,420,138	55,232,124(a)	$127,534,507	$564,411,113(a)
Reinvestment of distributions	1,318,286	191,949	14,474,782	1,994,347
Shares redeemed	(4,028,796)	(5,265,059)	(45,609,804)	(56,710,976)
Net increase (decrease)	8,709,628	50,159,014	$96,399,485	$509,694,484

 (a) Amount includesin-kind exchanges (see the Prior Fiscal Year Exchanges In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Fidelity Emerging Markets Index Fund
Investor Class	.30%
Actual		$1,000.00	$1,087.60	$1.55
Hypothetical-C		$1,000.00	$1,023.31	$1.51
Premium Class	.14%
Actual		$1,000.00	$1,088.10	$.72
Hypothetical-C		$1,000.00	$1,024.10	$.70
Institutional Class	.11%
Actual		$1,000.00	$1,088.40	$.57
Hypothetical-C		$1,000.00	$1,024.25	$.55
Institutional Premium Class	.09%
Actual		$1,000.00	$1,088.60	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Fidelity Global ex U.S. Index Fund
Investor Class	.18%
Actual		$1,000.00	$1,103.10	$.94
Hypothetical-C		$1,000.00	$1,023.90	$.90
Premium Class	.11%
Actual		$1,000.00	$1,103.90	$.57
Hypothetical-C		$1,000.00	$1,024.25	$.55
Institutional Class	.09%
Actual		$1,000.00	$1,104.00	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Institutional Premium Class	.06%
Actual		$1,000.00	$1,104.30	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

EMX-I-GUX-I-SANN-0617
1.929371.105

Fidelity® Total International Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.1	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.8	0.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8	0.7
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.8	0.7
Novartis AG (Switzerland, Pharmaceuticals)	0.8	0.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.7	0.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.7	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.6	0.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.6	0.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.6	0.5
	7.5

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	21.2
Industrials	12.3	11.1
Consumer Discretionary	11.7	10.9
Information Technology	9.5	8.6
Consumer Staples	9.0	9.7
Materials	7.9	7.6
Health Care	7.6	6.9
Energy	6.3	6.0
Real Estate	4.0	3.0
Telecommunication Services	3.4	4.1

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	16.4%
United Kingdom	11.2%
Canada	6.7%
France	6.2%
Germany	6.2%
Switzerland	5.7%
Australia	4.9%
Korea (South)	3.4%
Cayman Islands	3.2%
Other*	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable.

As of October 31, 2016
Japan	16.8%
United Kingdom	10.5%
United States of America*	7.4%
Canada	6.9%
Germany	5.6%
France	5.6%
Switzerland	5.2%
Australia	4.6%
Korea (South)	3.2%
Other	34.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.0

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 4.9%
360 Capital Industrial Fund	944	$1,732
Abacus Property Group unit	2,659	6,869
Aconex Ltd. (a)	3,146	10,342
Adelaide Brighton Ltd.	5,411	23,986
AGL Energy Ltd.	8,226	164,832
ALS Ltd.	6,509	30,462
Altium Ltd.	2,077	12,753
Alumina Ltd.	27,402	37,754
Amcor Ltd.	13,655	160,633
AMP Ltd.	34,659	139,106
Ansell Ltd. (a)	1,771	31,562
APA Group unit	14,789	101,438
APN News & Media Ltd.	1,364	2,543
APN Outdoor Group Ltd.	1,212	4,946
ARB Corp. Ltd.	727	8,432
Ardent Leisure Group unit	3,001	4,562
Aristocrat Leisure Ltd.	6,165	90,665
Asaleo Care Ltd.	2,008	2,699
ASX Ltd.	2,795	106,152
Aurizon Holdings Ltd.	24,694	95,228
Austal Ltd.	1,439	1,848
Australia & New Zealand Banking Group Ltd.	37,652	923,629
Australian Agricultural Co. Ltd. (a)	4,710	6,084
Australian Pharmaceutical Industries Ltd.	4,913	8,204
Australian Worldwide Exploration Ltd. (a)	1,468	500
Automotive Holdings Group Ltd.	2,148	5,999
Babcock & Brown Wind Partners (a)	22,022	15,666
Bank of Queensland Ltd.	4,889	43,821
Bapcor Ltd.	5,448	21,336
Beach Energy Ltd.	20,065	11,043
Bega Cheese Ltd.	1,323	5,944
Bellamy's Australia Ltd.	312	1,201
Bendigo & Adelaide Bank Ltd.	5,431	50,102
BHP Billiton Ltd.	43,389	772,495
Blackmores Ltd. (a)	163	13,012
BlueScope Steel Ltd.	7,725	67,678
Boral Ltd.	14,929	68,862
Brambles Ltd.	20,067	155,371
Breville Group Ltd.	593	4,751
Brickworks Ltd.	4,181	46,116
BT Investment Management Ltd.	2,675	23,916
BWP Trust	3,559	7,782
Caltex Australia Ltd.	3,765	84,210
Carsales.com Ltd.	2,053	18,048
Challenger Ltd.	8,654	85,667
Charter Hall Group unit	4,990	21,186
Charter Hall Retail REIT	4,482	15,002
Cimic Group Ltd.	1,091	30,251
Coca-Cola Amatil Ltd.	7,305	51,254
Cochlear Ltd.	908	95,106
Commonwealth Bank of Australia	21,869	1,431,219
Computershare Ltd.	5,766	63,641
Corporate Travel Management Ltd.	794	12,105
Costa Group Holdings Ltd.	3,356	11,057
Credit Corp. Group Ltd.	352	4,797
Cromwell Property Group unit	19,567	14,212
Crown Ltd.	4,873	45,611
CSL Ltd.	6,007	596,215
CSR Ltd.	8,647	31,727
DEXUS Property Group unit	15,159	115,781
Dominos Pizza Enterprises Ltd.	691	31,625
Downer EDI Ltd.	6,967	30,675
DUET Group	34,877	78,870
DuluxGroup Ltd.	12,025	60,959
Eclipx Group Ltd.	2,762	7,983
Estia Health Ltd.	5,345	12,247
Evolution Mining Ltd.	12,780	21,915
FKP Property Group unit	3,890	9,175
Flexigroup Ltd.	574	1,001
Flight Centre Travel Group Ltd.	727	17,121
Folkestone Education Trust	905	1,965
Fortescue Metals Group Ltd.	20,037	79,670
G8 Education Ltd.	4,813	13,335
Galaxy Resources Ltd. (a)	33,942	10,802
Gateway Lifestyle Holdings Pty Ltd. unit	671	1,070
GDI Property Group unit	5,098	4,008
Genworth Mortgage Insurance Ltd.	2,411	5,940
Goodman Group unit	21,084	128,038
GrainCorp Ltd.	3,282	21,921
Greencross Ltd.	437	2,225
Growthpoint Properties Australia Ltd.	1,305	3,195
GUD Holdings Ltd.	1,514	14,103
GWA Group Ltd.	481	1,124
Hansen Technologies Ltd.	568	1,531
Harvey Norman Holdings Ltd.	8,397	26,345
Healthscope Ltd.	20,613	34,111
IDP Education Ltd.	452	1,557
Iluka Resources Ltd.	5,019	31,569
ImpediMed Ltd. (a)	2,162	1,174
Incitec Pivot Ltd.	21,448	60,868
Independence Group NL	8,080	19,724
Insurance Australia Group Ltd.	27,879	129,639
Investa Office Fund unit	8,574	30,496
Invocare Ltd.	1,024	11,187
IOOF Holdings Ltd.	3,422	22,600
IPH Ltd.	231	825
Iress Ltd.	2,263	21,097
Isentia Group Ltd.	362	393
Japara Healthcare Ltd.	589	913
JB Hi-Fi Ltd.	1,809	33,445
John Fairfax Holdings Ltd.	28,204	22,386
Karoon Gas Australia Ltd. (a)	1,197	1,327
Lendlease Group unit	7,414	88,992
Link Administration Holdings Ltd.	4,601	26,632
Macquarie Atlas Roads Group unit	6,312	25,239
Macquarie Group Ltd.	4,226	294,292
Magellan Financial Group Ltd.	1,723	30,423
Mantra Group Ltd.	2,345	4,952
Mayne Pharma Group Ltd. (a)	17,660	17,786
McMillan Shakespeare Ltd.	3,058	30,981
Medibank Private Ltd.	38,423	83,724
Mesoblast Ltd. (a)	3,999	9,433
Metcash Ltd. (a)	17,148	27,607
Mineral Resources Ltd.	1,836	14,697
Mirvac Group unit	62,530	106,287
Monadelphous Group Ltd.	1,226	11,466
Myer Holdings Ltd.	14,173	11,780
MYOB Group Ltd.	5,753	15,164
Nanosonics Ltd. (a)	1,775	4,200
National Australia Bank Ltd.	34,047	866,809
National Storage (REIT) unit	1,500	1,674
Navitas Ltd.	3,546	12,188
Newcrest Mining Ltd.	9,351	148,163
NEXTDC Ltd. (a)	6,252	19,475
Nine Entertainment Co. Holdings Ltd.	9,854	9,076
Northern Star Resources Ltd.	6,109	19,579
Nufarm Ltd.	2,408	18,338
oOh!media Ltd.	510	1,719
Orica Ltd.	4,081	56,625
Origin Energy Ltd.	23,217	124,824
Orocobre Ltd. (a)	940	2,217
Orora Ltd.	21,550	48,571
OZ Minerals Ltd.	3,513	18,624
Pact Group Holdings Ltd.	2,344	12,374
Perpetual Trustees Australia Ltd.	588	23,239
Pilbara Minerals Ltd. (a)	2,456	625
Platinum Asset Management Ltd.	6,911	24,115
Premier Investments Ltd.	1,410	13,852
Primary Health Care Ltd.	7,405	18,797
Programmed Maintenance Services Ltd.	641	826
Qantas Airways Ltd.	5,515	17,510
QBE Insurance Group Ltd.	17,404	167,723
Qube Holdings Ltd.	11,069	21,799
Quintis Ltd.	790	710
Ramsay Health Care Ltd.	1,910	102,546
RCG Corp. Ltd.	1,212	753
realestate.com.au Ltd.	596	27,442
Regis Healthcare Ltd.	290	975
Regis Resources Ltd.	5,639	13,808
Reliance Worldwide Corp. Ltd.	6,170	14,091
Resolute Mng Ltd.	6,053	5,507
Retail Food Group Ltd.	1,163	4,755
Rio Tinto Ltd.	5,322	240,860
Sandfire Resources NL	2,496	10,822
Santos Ltd.	24,935	64,976
Saracen Mineral Holdings Ltd. (a)	14,275	9,941
Scentre Management Ltd. A/S Trustee South Carolina unit	67,956	219,316
SEEK Ltd.	4,277	54,573
Select Harvests Ltd.	193	786
Seven Group Holdings Ltd.	848	7,042
Shopping Centres Australasia Property Group unit	14,767	25,543
Sigma Pharmaceuticals Ltd.	31,213	29,215
Sims Metal Management Ltd.	2,744	25,273
Sirtex Medical Ltd.	822	9,565
Smartgroup Corp. Ltd.	453	2,191
Sonic Healthcare Ltd.	5,162	85,385
South32 Ltd.	66,168	137,120
Southern Cross Media Group Ltd.	5,850	5,651
SP AusNet	23,924	31,350
Spark Infrastructure Group unit	20,804	38,789
Spotless Group Holdings Ltd.	10,309	8,337
St Barbara Ltd. (a)	6,885	13,920
Steadfast Group Ltd.	11,229	22,871
Stockland Corp. Ltd. unit	38,003	138,015
Suncorp Group Ltd.	15,042	155,436
Super Retail Group Ltd.	1,175	8,314
Sydney Airport unit	11,544	59,558
Syrah Resources Ltd. (a)	5,211	8,897
Tabcorp Holdings Ltd.	10,930	38,876
Tassal Group Ltd.	1,218	4,068
Tatts Group Ltd.	19,209	61,850
Technology One Ltd.	2,131	8,712
Telstra Corp. Ltd.	50,109	158,323
The GPT Group unit	19,270	75,754
The Star Entertainment Group Ltd.	9,179	38,284
Tox Free Solutions Ltd.	2,376	3,932
TPG Telecom Ltd.	3,840	16,965
TPG Telecom Ltd. rights 5/12/17 (a)	345	168
Transpacific Industries Group Ltd.	19,945	18,967
Transurban Group unit	27,554	251,716
Treasury Wine Estates Ltd.	9,579	86,073
Vicinity Centers unit	43,924	94,724
Village Roadshow Ltd.	338	919
Virtus Health Ltd.	1,474	6,424
Vita Group Ltd.	768	1,305
Viva Energy REIT unit	6,394	11,539
Vocus Group Ltd.	5,484	13,839
Webjet Ltd.	1,204	10,269
Wesfarmers Ltd.	14,018	451,357
West Australian Newspapers Holdings Ltd.	7,448	4,127
Western Areas NL (a)	1,722	2,863
Westfield Corp. unit	22,857	155,407
Westgold Resources Ltd. (a)	892	1,296
Westpac Banking Corp.	42,874	1,123,932
Whitehaven Coal Ltd. (a)	6,476	13,287
WiseTech Global Ltd.	549	2,384
Woodside Petroleum Ltd.	9,238	222,602
Woolworths Ltd.	17,273	347,667
WorleyParsons Ltd. (a)	2,379	20,165

TOTAL AUSTRALIA		14,313,823

Austria - 0.2%
ams AG	965	62,070
Andritz AG	992	54,861
Buwog-Gemeinnuetzige Wohnung	948	25,600
CA Immobilien Anlagen AG	803	17,595
DO & CO Restaurants & Catering AG	14	945
Erste Group Bank AG	3,859	137,962
EVN AG	299	3,959
IMMOFINANZ Immobilien Anlagen AG	9,389	19,534
Lenzing AG	97	18,089
Oesterreichische Post AG	377	16,006
OMV AG	2,069	95,278
PORR AG	109	3,900
Raiffeisen International Bank-Holding AG (a)	1,369	31,212
RHI AG	238	6,935
S IMMO AG	2,224	29,071
S&T AG	1,096	15,502
Schoeller-Bleckmann Oilfield Equipment AG	52	3,633
UNIQA Insurance Group AG	2,647	22,098
Vienna Insurance Group AG	419	10,865
Voestalpine AG	1,150	48,047
Wienerberger AG	2,220	51,992
Zumtobel AG	292	6,091

TOTAL AUSTRIA		681,245

Bailiwick of Guernsey - 0.0%
Schroder (REIT) Ltd.	2,240	1,900
Standard Life Investment Property Income Trust Ltd.	929	1,086
Stobart Group Ltd.	4,144	12,023

TOTAL BAILIWICK OF GUERNSEY		15,009

Bailiwick of Jersey - 0.8%
Boohoo.Com PLC (a)	7,822	19,097
Cape PLC (a)	3,072	9,579
Centamin PLC	12,685	29,064
Experian PLC	11,378	244,772
Glencore Xstrata PLC	162,647	639,670
Henderson Group PLC	16,607	49,644
IWG PLC	9,665	40,671
Petrofac Ltd.	3,141	33,136
Randgold Resources Ltd.	1,212	106,615
Shire PLC	12,088	712,694
UBM PLC	4,860	44,724
Wolseley PLC	3,019	191,879
WPP PLC	15,698	336,150

TOTAL BAILIWICK OF JERSEY		2,457,695

Belgium - 0.9%
Ablynx NV (a)	857	10,082
Ackermans & Van Haaren SA	248	40,576
Aedifica SA	286	22,481
Ageas	2,669	109,316
Agfa-Gevaert NV (a)	2,209	11,208
Anheuser-Busch InBev SA NV	9,836	1,109,209
Barco NV	86	8,470
Befimmo SCA Sicafi	370	21,583
Bekaert SA	416	20,947
Bpost SA	1,155	27,679
Cofinimmo SA	269	32,555
Colruyt NV	851	43,703
Compagnie D'entreprises CFE SA	86	12,544
D'ieteren SA	246	12,000
Econocom Group SA	990	15,923
Elia System Operator SA/NV	453	24,031
Euronav NV	2,663	21,124
EVS Broadcast Equipment SA	346	13,924
Fagron NV (a)	657	8,663
Galapagos Genomics NV (a)	476	41,702
Gimv NV	291	17,751
Groupe Bruxelles Lambert SA	994	95,294
Ion Beam Applications SA	250	14,831
KBC Ancora (a)	448	21,306
KBC Groep NV	3,065	221,289
Kinepolis Group NV	192	11,083
Melexis NV	255	21,252
Nyrstar NV (a)	549	3,109
Ontex Group NV	1,230	41,039
Orange Belgium (a)	576	12,015
Proximus	1,983	60,666
Sofina SA	234	33,583
Solvay SA Class A	1,028	130,737
Telenet Group Holding NV (a)	638	38,752
Tessenderlo Chemie NV (a)	244	10,010
UCB SA	1,774	138,284
Umicore SA	1,120	65,576
Van de Velde	142	7,796
Warehouses de Pauw	355	33,968

TOTAL BELGIUM		2,586,061

Bermuda - 0.7%
AGTech Holdings Ltd. (a)	40,000	7,714
Alibaba Health Information Technology Ltd. (a)	38,000	14,803
Alibaba Pictures Group Ltd. (a)	190,000	30,778
Beijing Enterprises Water Group Ltd.	50,000	38,311
BEP International Holdings Ltd.	110,000	5,515
Brightoil Petroleum Holdings Ltd. (a)	26,000	7,053
Brilliance China Automotive Holdings Ltd.	44,000	73,764
BW LPG Ltd.	821	3,615
BW Offshore Ltd. (a)	1,010	2,600
C C Land Holdings Ltd.	30,000	7,714
C.banner International Holdings Ltd. (a)	19,000	7,230
Cafe de Coral Holdings Ltd.	6,000	19,516
Carnival Group International Holdings Ltd. (a)	100,000	10,285
Cheung Kong Infrastructure Holdings Ltd.	7,000	61,330
China Foods Ltd.	6,000	2,314
China Gas Holdings Ltd.	24,000	37,643
China Innovationpay Group Ltd. (a)	24,000	1,527
China Ocean Industry Group Ltd. (a)	65,000	1,579
China Oil & Gas Group Ltd.	40,000	2,931
China Resource Gas Group Ltd.	10,000	33,748
China Water Affairs Group Ltd.	6,000	4,011
Chow Sang Sang Holdings International Ltd.	2,000	5,117
CITIC Resources Holdings Ltd.	16,000	1,934
Cosco Shipping Ports Ltd.	26,000	28,479
Credicorp Ltd. (United States)	948	145,670
Digital China Holdings Ltd. (H Shares)	17,000	13,988
Digital Domain Holdings Ltd. (a)	20,000	913
Emperor International Holding Ltd.	72,000	22,216
Enerchina Holdings Ltd. (a)	90,000	2,546
Esprit Holdings Ltd. (a)	24,900	19,335
FDG Electric Vehicles Ltd. (a)	145,000	6,711
Frontline Ltd.	824	5,489
G-Resources Group Ltd.	138,000	2,431
GCL New Energy Holdings Ltd. (a)	32,000	1,666
Giordano International Ltd.	6,000	3,224
Global Brands Group Holding Ltd. (a)	142,000	16,795
Golden Ocean Group Ltd. (a)	1,294	9,985
GOME Electrical Appliances Holdings Ltd.	332,000	45,244
Great Eagle Holdings Ltd.	6,000	29,775
GZI Transport Ltd.	40,000	30,855
Haier Electronics Group Co. Ltd.	14,000	32,506
HengTen Networks Group Ltd. (a)	388,000	7,283
Hiscox Ltd.	3,630	53,222
Hoegh LNG Holdings Ltd.	550	5,637
Hongkong Land Holdings Ltd.	15,200	117,192
Hopson Development Holdings Ltd.	12,000	11,447
Huabao International Holdings Ltd. (a)	56,000	30,670
Huanxi Media Group Ltd. (a)	10,000	2,880
Hybrid Kinetic Group Ltd. (a)	202,000	5,064
Jardine Matheson Holdings Ltd.	3,020	194,881
Jardine Strategic Holdings Ltd.	2,800	118,356
Johnson Electric Holdings Ltd.	5,000	15,395
K Wah International Holdings Ltd.	22,024	13,987
Kerry Logistics Network Ltd.	15,500	21,840
Kerry Properties Ltd.	6,500	24,318
KuangChi Science Ltd. (a)	26,000	10,362
Kunlun Energy Co. Ltd.	62,000	56,035
Lancashire Holdings Ltd.	2,355	20,818
Li & Fung Ltd.	74,000	31,014
Luk Fook Holdings International Ltd.	3,000	10,973
Luye Pharma Group Ltd.	23,500	14,200
Man Wah Holdings Ltd.	17,200	14,263
Nan Hai Corp. Ltd. (a)	100,000	3,407
Neo-China Group (Holdings) Ltd.	8,000	1,728
Nine Dragons Paper (Holdings) Ltd.	19,000	20,518
Noble Group Ltd. (a)	145,300	14,872
NWS Holdings Ltd.	21,134	39,723
Orient Overseas International Ltd.	3,000	16,006
Pacific Basin Shipping Ltd. (a)	40,000	7,971
PAX Global Technology Ltd.	14,000	8,675
Petra Diamonds Ltd. (a)	7,202	12,098
Pou Sheng International (Holdings) Ltd.	10,000	2,134
Powerwell Pacific Holdings Ltd. (a)	4,000	1,903
Road King Infrastructure Ltd.	2,000	2,967
Seadrill Ltd. (a)	2,215	1,518
Shangri-La Asia Ltd.	24,000	34,372
Shenzhen International Holdings Ltd.	16,000	26,864
Sihuan Pharmaceutical Holdings Group Ltd.	49,000	21,796
Silverlake Axis Ltd. Class A	4,700	1,901
Sinopec Kantons Holdings Ltd.	6,000	3,062
Skyworth Digital Holdings Ltd.	30,098	17,490
SmarTone Telecommunications Holdings Ltd.	2,500	3,503
SMI Corp. Ltd.	36,000	3,147
Stolt-Nielsen SA	172	2,654
Tai Fook Securities Group Ltd.	14,000	7,595
Texwinca Holdings Ltd.	6,000	4,027
Town Health International Holdings Co. Ltd.	114,000	18,027
United Photovoltaics Group Ltd. (a)	56,000	8,639
Vtech Holdings Ltd.	1,600	20,272
Yue Yuen Industrial (Holdings) Ltd.	9,000	35,580

TOTAL BERMUDA		1,921,146

Brazil - 1.0%
AES Tiete Energia SA unit	1,912	8,126
Aliansce Shopping Centers SA	600	2,849
Alupar Investimento SA unit	1,800	10,690
Ambev SA	58,000	333,668
Arezzo Industria e Comercio SA	300	3,185
B2W Companhia Global do Varejo (a)	3,100	13,068
B2W Companhia Global do Varejo rights (a)	995	4,116
Banco Bradesco SA	14,100	144,596
Banco do Brasil SA	10,600	109,705
Banco Santander SA (Brasil) unit	5,400	46,650
BB Seguridade Participacoes SA	8,700	81,928
BM&F BOVESPA SA	25,678	153,791
BR Malls Participacoes SA	6,700	29,658
Brasil Foods SA	8,000	100,288
CCR SA	14,800	82,532
Centrais Eletricas Brasileiras SA (Electrobras) (a)	5,900	33,570
Cia. Hering SA	2,000	13,875
Cielo SA	15,360	116,626
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	4,700	43,342
Companhia de Saneamento de Minas Gerais	900	10,208
Companhia Siderurgica Nacional SA (CSN) (a)	6,900	16,848
Cosan SA Industria e Comercio	1,700	19,876
CPFL Energia SA	3,000	24,574
CVC Brasil Operadora e Agencia de Viagens SA	500	4,877
Cyrela Brazil Realty SA	2,400	9,981
Drogasil SA (a)	3,600	76,502
Duratex SA	3,000	8,440
Ecorodovias Infraestrutura e Logistica SA	3,000	8,922
EDP Energias do Brasil SA	10,100	42,703
Embraer SA	9,800	47,425
ENGIE Brasil Energia SA	2,000	21,424
Equatorial Energia SA	2,100	38,036
Estacio Participacoes SA	3,800	21,346
Fibria Celulose SA	3,300	30,567
Fleury SA	900	14,892
Hypermarcas SA	6,000	56,823
Iguatemi Empresa de Shopping Centers SA	1,300	13,585
Iochpe-Maxion SA	430	2,264
Iochpe-Maxion SA warrants 6/3/19 (a)	13	24
Itausa-Investimentos Itau SA (a)	552	1,713
Itausa-Investimentos Itau SA (a)	20	58
JBS SA	8,700	28,150
Klabin SA unit	7,400	36,836
Kroton Educacional SA	18,100	85,252
Light SA	500	3,442
Linx SA	1,300	7,254
Localiza Rent A Car SA	1,800	26,824
Lojas Americanas SA	7,800	33,618
Lojas Renner SA	7,000	65,235
M. Dias Branco SA	1,200	18,423
Magazine Luiza SA (a)	100	7,019
Marfrig Global Foods SA (a)	4,500	10,236
Minerva SA	600	1,909
MRV Engenharia e Participacoes SA	3,600	18,079
Multiplan Empreendimentos Imobiliarios SA	1,032	22,012
Multiplus SA	700	8,619
Natura Cosmeticos SA	2,300	21,920
Odontoprev SA	2,400	8,658
Petroleo Brasileiro SA - Petrobras (ON) (a)	45,000	203,588
Porto Seguro SA	1,500	13,573
Qualicorp SA	4,300	30,617
Rumo SA (a)	9,100	25,029
Sao Martinho SA	2,600	14,581
Smiles SA	700	15,226
Sul America SA unit	5,135	27,163
TIM Participacoes SA	11,900	38,466
Totvs SA	1,700	14,889
Ultrapar Participacoes SA	4,900	108,712
Vale SA	12,800	110,778
Valid Solucoes SA	600	4,244
Via Varejo SA unit	800	3,002
Weg SA (a)	7,500	41,824

TOTAL BRAZIL		2,858,529

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	54,000	41,585
Canada - 6.5%
Advantage Oil & Gas Ltd. (a)	2,687	16,909
Aecon Group, Inc.	842	9,986
AG Growth International, Inc.	175	7,106
AGF Management Ltd. Class B (non-vtg.)	1,711	8,548
Agnico Eagle Mines Ltd. (Canada)	2,657	127,006
Agrium, Inc.	1,553	145,760
AGT Food & Ingredients, Inc.	170	3,927
Aimia, Inc.	2,333	15,621
Air Canada (a)	456	4,339
Alacer Gold Corp. (a)	4,325	6,844
Alamos Gold, Inc.	4,079	29,194
Alaris Royalty Corp.	154	2,456
Algonquin Power & Utilities Corp.	3,726	35,293
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,317	244,534
Allied Properties (REIT)	831	22,299
AltaGas Ltd.	2,320	51,990
Altius Minerals Corp.	306	2,706
Altus Group Ltd.	238	5,370
Amaya, Inc. (a)	1,819	32,314
ARC Resources Ltd.	6,395	83,952
Artis (REIT)	542	5,392
Asanko Gold, Inc. (a)	4,457	10,807
ATCO Ltd. Class I (non-vtg.)	858	31,220
Athabasca Oil Corp. (a)	2,149	2,173
Atlantic Power Corp. (a)	1,128	2,843
ATS Automation Tooling System, Inc. (a)	1,088	10,377
AutoCanada, Inc.	246	4,231
Avigilon Corp. (a)	681	8,032
B2Gold Corp. (a)	13,292	33,399
Badger Daylighting Ltd.	305	7,257
Bank of Montreal	8,198	580,505
Bank of Nova Scotia	15,551	864,444
Barrick Gold Corp.	14,309	239,208
Baytex Energy Corp. (a)	5,795	17,533
BCE, Inc.	1,606	73,120
Birchcliff Energy Ltd.	2,971	15,257
Bird Construction, Inc.	502	3,505
BlackBerry Ltd. (a)	7,434	69,436
Boardwalk (REIT)	805	27,157
Bombardier, Inc. Class B (sub. vtg.) (a)	28,863	44,614
Bonavista Energy Corp.	5,185	10,901
Bonterra Energy Corp.	213	3,021
Boralex, Inc. Class A	416	6,366
Brookfield Asset Management, Inc. Class A	11,817	436,823
Brookfield Canada Office Properties, Inc.	290	6,909
BRP, Inc. (a)	220	5,201
CAE, Inc.	3,366	51,413
Callidus Capital Corp.	422	5,308
Cameco Corp.	5,258	50,421
Canaccord Capital, Inc. (a)	461	1,719
Canacol Energy Ltd. (a)	1,213	3,626
Canadian (REIT)	413	14,940
Canadian Apartment Properties (REIT) unit	668	16,575
Canadian Energy Services & Technology Corp.	3,096	14,629
Canadian Imperial Bank of Commerce	5,251	424,104
Canadian National Railway Co.	9,809	709,025
Canadian Natural Resources Ltd.	13,718	436,950
Canadian Pacific Railway Ltd.	1,668	255,580
Canadian Tire Ltd. Class A (non-vtg.)	951	116,067
Canadian Utilities Ltd. Class A (non-vtg.)	1,993	57,452
Canadian Western Bank, Edmonton	1,205	23,684
Canam Group, Inc. Class A (sub. vtg.)	221	1,970
Canfor Corp. (a)	804	12,074
Canfor Pulp Products, Inc.	673	5,832
Canyon Services Group, Inc. (a)	1,051	4,874
Capital Power Corp.	1,079	19,666
Cara Operations Ltd.	231	4,315
Cardinal Energy Ltd.	630	2,963
Cascades, Inc.	966	11,634
CCL Industries, Inc. Class B	355	82,180
Celestica, Inc. (sub. vtg.) (a)	1,500	21,373
Cenovus Energy, Inc.	13,660	136,195
Centerra Gold, Inc.	2,703	13,960
CGI Group, Inc. Class A (sub. vtg.) (a)	2,752	132,817
China Gold International Resources Corp. Ltd. (a)	4,402	6,546
Choice Properties REIT	383	3,903
CI Financial Corp.	3,835	75,012
Cineplex, Inc.	822	32,355
Clearwater Seafoods, Inc.	190	1,473
Cogeco Communications, Inc.	87	4,978
Cogeco, Inc. (sub. vtg.)	155	7,760
Colliers International Group, Inc.	361	17,676
Cominar (REIT)	674	6,987
Computer Modelling Group Ltd.	610	4,826
Concordia International Corp. (a)	45	56
Constellation Software, Inc.	255	116,629
Corby Spirit and Wine Ltd.	368	5,998
Corus Entertainment, Inc. Class B (non-vtg.)	1,759	17,267
Cott Corp.	2,640	34,735
Crescent Point Energy Corp.	7,232	71,576
Crew Energy, Inc. (a)	814	2,451
Crombie (REIT)	448	4,759
CT Real Estate Investment Trust	401	4,304
Denison Mines Corp. (a)	7,319	3,753
Descartes Systems Group, Inc. (a)	1,424	32,860
Detour Gold Corp. (a)	2,443	30,872
DH Corp.	1,263	23,492
Dirtt Environmental Solutions Ltd. (a)	675	3,274
Dollarama, Inc.	1,474	129,038
Dominion Diamond Corp.	814	9,893
Dorel Industries, Inc. Class B (sub. vtg.)	207	4,974
Dream Global REIT	832	6,034
Dream Industrial (REIT)	1,039	6,424
Dream Office (REIT)	386	5,494
DREAM Unlimited Corp. (a)	489	2,364
Dundee Corp. Class A (sub. vtg.) (a)	220	508
ECN Capital Corp.	5,076	13,833
Eldorado Gold Corp.	8,511	31,112
Element Financial Corp.	5,935	52,130
Emera, Inc.	232	8,030
Empire Co. Ltd. Class A (non-vtg.)	1,913	29,472
Enbridge Income Fund Holdings, Inc.	2,864	70,286
Enbridge, Inc.	21,314	883,445
Encana Corp.	12,513	133,925
Endeavour Silver Corp. (a)	544	1,666
EnerCare, Inc.	1,992	31,637
Enerflex Ltd.	1,148	16,181
Enerplus Corp.	2,563	18,494
Enghouse Systems Ltd.	283	12,408
Ensign Energy Services, Inc.	1,901	10,570
Entertainment One Ltd.	4,697	15,045
Equitable Group, Inc.	100	2,673
Evertz Technologies Ltd.	415	5,138
Exco Technologies Ltd.	580	4,810
Extendicare, Inc.	834	6,104
Fairfax Financial Holdings Ltd. (sub. vtg.)	293	133,938
Fiera Capital Corp.	751	7,834
Finning International, Inc.	2,106	40,051
First Capital Realty, Inc.	1,529	22,223
First Majestic Silver Corp. (a)	1,812	14,734
First Quantum Minerals Ltd.	8,969	85,482
FirstService Corp.	388	24,146
Fortis, Inc.	4,554	148,191
Fortuna Mines, Inc. (a)	2,731	12,544
Franco-Nevada Corp.	2,121	144,254
Freehold Royalties Ltd.	642	6,377
Genworth MI Canada, Inc.	506	12,566
George Weston Ltd.	835	74,988
Gibson Energy, Inc.	1,777	24,096
Gildan Activewear, Inc.	2,864	80,294
Gluskin Sheff + Associates, Inc.	432	5,374
Goldcorp, Inc.	10,707	149,187
Granite Real Estate Investment Trust	188	6,743
Great Canadian Gaming Corp. (a)	641	11,444
Great-West Lifeco, Inc.	3,369	90,626
Guyana Goldfields, Inc. (a)	2,426	12,032
H&R REIT/H&R Finance Trust	1,412	23,957
High Liner Foods, Inc.	110	1,523
Home Capital Group, Inc.	779	4,588
HudBay Minerals, Inc.	2,506	14,962
Hudson's Bay Co.	570	5,211
Husky Energy, Inc. (a)	6,668	76,984
Hydro One Ltd.	3,997	70,391
IAMGOLD Corp. (a)	5,215	21,547
IGM Financial, Inc.	998	29,983
Imperial Metals Corp. (a)	269	1,196
Imperial Oil Ltd.	3,527	102,602
Industrial Alliance Insurance and Financial Services, Inc.	1,243	52,441
Innergex Renewable Energy, Inc.	539	5,504
Intact Financial Corp.	1,662	113,852
Inter Pipeline Ltd.	3,848	78,395
Interfor Corp. (a)	1,064	15,714
International Petroleum Corp. (a)	800	2,908
InterRent REIT	1,343	7,743
Intertape Polymer Group, Inc.	847	14,954
Ivanhoe Mines Ltd. (a)	8,276	29,041
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,153	18,870
Just Energy Group, Inc.	1,772	10,826
Kelt Exploration Ltd. (a)	2,389	11,761
Keyera Corp.	2,499	69,164
Killam Apartment (REIT)	785	7,390
Kinaxis, Inc. (a)	277	16,609
Kinross Gold Corp. (a)	15,520	54,005
Kirkland Lake Gold Ltd.	3,289	22,769
Klondex Mines Ltd. (a)	766	2,738
Knight Therapeutics, Inc. (a)	1,049	8,153
Labrador Iron Ore Royalty Corp.	880	11,430
Laurentian Bank of Canada	447	18,285
Linamar Corp.	590	25,086
Loblaw Companies Ltd.	2,547	142,944
Logistec Corp. Class B (sub. vtg.)	126	3,415
Lucara Diamond Corp.	4,561	10,525
Lundin Mining Corp.	8,968	47,828
MacDonald Dettwiler & Associates Ltd.	499	24,638
MAG Silver Corp. (a)	984	12,038
Magellan Aerospace Corp.	282	4,235
Magna International, Inc. Class A (sub. vtg.)	4,786	199,918
Major Drilling Group International, Inc. (a)	567	3,144
Manulife Financial Corp.	25,767	451,897
Maple Leaf Foods, Inc.	1,082	27,085
Martinrea International, Inc.	458	3,496
Medical Facilities Corp.	378	4,505
MEG Energy Corp. (a)	2,645	11,975
Methanex Corp.	1,052	48,344
Metro, Inc. Class A (sub. vtg.)	3,799	130,191
Milestone Apartments (REIT)	382	6,208
Morguard (REIT)	354	3,968
Morneau Shephell, Inc.	611	9,019
MTY Food Group, Inc.	127	4,362
Mullen Group Ltd.	2,476	27,153
National Bank of Canada	3,994	155,219
Nevsun Resources Ltd.	2,174	4,826
New Flyer Industries, Inc.	540	20,116
New Gold, Inc. (a)	8,628	24,461
Norbord, Inc.	571	17,677
North West Co., Inc.	777	18,329
Northern Blizzard Resources, Inc.	833	2,063
Northland Power, Inc.	1,440	25,455
Northview Apartmemt (REIT)	252	4,200
Northwest Healthcare Properties REIT	930	7,338
Novagold Resources, Inc. (a)	2,991	12,402
NuVista Energy Ltd. (a)	2,735	12,322
OceanaGold Corp.	7,363	24,003
Onex Corp. (sub. vtg.)	1,289	93,003
Open Text Corp.	3,641	126,243
Osisko Gold Royalties Ltd.	774	8,244
Painted Pony Petroleum Ltd. (a)	562	2,059
Pan American Silver Corp.	2,138	35,854
Paramount Resources Ltd. Class A (a)	896	11,434
Parex Resources, Inc. (a)	2,054	25,505
Parkland Fuel Corp.	1,155	25,130
Pason Systems, Inc.	1,092	16,215
Pembina Pipeline Corp.	4,709	150,062
Pengrowth Energy Corp. (a)	11,159	10,709
Penn West Petroleum Ltd. (a)	3,811	5,723
Peyto Exploration & Development Corp.	2,414	43,928
Potash Corp. of Saskatchewan, Inc.	10,758	181,421
Power Corp. of Canada (sub. vtg.)	4,801	111,245
Power Financial Corp.	2,865	72,808
PrairieSky Royalty Ltd.	2,573	56,076
Precision Drilling Corp. (a)	3,949	15,709
Premier Gold Mines Ltd. (a)	3,779	7,641
Premium Brands Holdings Corp.	529	33,111
Pretium Resources, Inc. (a)	1,628	16,136
ProMetic Life Sciences, Inc. (a)	5,614	8,883
Pure Industrial Real Estate Trust	968	4,631
Quebecor, Inc. Class B (sub. vtg.)	977	29,824
Raging River Exploration, Inc. (a)	4,168	24,335
Restaurant Brands International, Inc.	2,774	155,704
Richmont Mines, Inc. (a)	1,160	8,770
RioCan (REIT)	1,533	29,120
Ritchie Brothers Auctioneers, Inc.	1,631	53,481
Rogers Communications, Inc. Class B (non-vtg.)	4,452	204,132
Rogers Sugar, Inc.	1,976	9,004
Royal Bank of Canada	18,829	1,289,291
Russel Metals, Inc.	864	16,570
Sandstorm Gold Ltd. (a)	3,254	11,275
Sandvine Corp. (U.K.)	1,858	4,328
Saputo, Inc.	2,938	96,595
Seabridge Gold, Inc. (a)	183	1,885
Secure Energy Services, Inc.	2,262	14,731
SEMAFO, Inc. (a)	4,382	10,080
Seven Generations Energy Ltd. (a)	3,668	64,947
Shaw Communications, Inc. Class B	5,623	119,211
ShawCor Ltd. Class A	822	20,625
Shopify, Inc. Class A (a)	776	58,937
Sienna Senior Living, Inc.	823	10,358
Sierra Wireless, Inc. (a)	582	14,725
Silver Standard Resources, Inc. (a)	1,495	15,420
Silver Wheaton Corp.	5,525	110,253
Silvercorp Metals, Inc.	2,563	8,074
Sirius XM Canada Holdings, Inc.	3,129	12,836
Sleep Country Canada Holdings, Inc.	208	5,380
Smart (REIT)	798	18,917
SNC-Lavalin Group, Inc.	2,445	98,334
Spartan Energy Corp. (a)	8,198	13,693
Spin Master Corp. (a)	185	5,315
Sprott, Inc.	1,346	2,317
Stantec, Inc.	1,286	33,001
Stella-Jones, Inc.	583	18,467
Stornoway Diamond Corp. (a)	2,225	1,337
Student Transportation, Inc.	1,856	11,027
Sun Life Financial, Inc.	7,605	268,589
Suncor Energy, Inc.	22,198	695,674
Superior Plus Corp.	1,860	17,809
Surge Energy, Inc.	1,678	3,122
Tahoe Resources, Inc.	4,196	33,997
Teck Resources Ltd. Class B (sub. vtg.)	7,069	146,657
TELUS Corp.	1,874	62,355
The Toronto-Dominion Bank	23,836	1,121,561
Thomson Reuters Corp.	3,988	181,221
Timbercreek Financial Corp.	3,121	20,509
TMX Group Ltd.	493	27,853
TORC Oil & Gas Ltd.	725	3,155
Torex Gold Resources, Inc. (a)	934	15,819
Toromont Industries Ltd.	998	35,503
Total Energy Services, Inc.	409	4,075
Tourmaline Oil Corp. (a)	3,631	71,341
TransAlta Corp.	3,957	20,263
TransAlta Renewables, Inc. (a)	1,995	22,785
TransCanada Corp.	11,237	521,740
Transcontinental, Inc. Class A	966	17,232
TransForce, Inc.	1,052	22,904
Trican Well Service Ltd. (a)	802	2,203
Tricon Capital Group, Inc.	606	4,768
Trilogy Energy Corp. (a)	272	885
Trinidad Drilling Ltd. (a)	1,286	2,016
Turquoise Hill Resources Ltd. (a)	16,423	44,756
Uni-Select, Inc.	1,708	45,257
Uranium Participation Corp. (a)	1,297	3,725
Valeant Pharmaceuticals International, Inc. (Canada) (a)	4,440	41,070
Valener, Inc.	416	6,659
Veresen, Inc.	4,029	44,952
Vermilion Energy, Inc.	1,377	48,481
Wajax Corp.	186	3,329
West Fraser Timber Co. Ltd.	997	44,801
Western Forest Products, Inc.	3,245	5,111
WestJet Airlines Ltd.	1,117	18,477
Westshore Terminals Investment Corp.	713	12,468
Whitecap Resources, Inc.	4,098	29,000
Winpak Ltd.	451	19,275
WSP Global, Inc.	1,063	38,726
Yamana Gold, Inc.	10,417	28,007
Yellow Pages Ltd./Canada (a)	242	1,333

TOTAL CANADA		19,018,998

Cayman Islands - 3.2%
21Vianet Group, Inc. ADR (a)	682	3,690
3SBio, Inc. (a)	8,500	11,343
500.com Ltd. sponsored ADR Class A (a)	144	1,873
51job, Inc. sponsored ADR (a)	872	35,743
58.com, Inc. ADR (a)(b)	1,182	46,784
AAC Technology Holdings, Inc.	10,000	146,818
Agile Property Holdings Ltd.	18,000	16,106
Airtac International Group	1,000	11,415
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	14,533	1,678,562
Anta Sports Products Ltd.	11,000	30,900
ASM Pacific Technology Ltd.	2,800	41,685
Baidu.com, Inc. sponsored ADR (a)	3,588	646,665
Baozun, Inc. sponsored ADR (a)	125	1,909
Belle International Holdings Ltd.	74,000	50,137
Biostime International Holdings Ltd. (a)	2,500	8,115
Bitauto Holdings Ltd. ADR (a)	408	11,963
BizLink Holding, Inc.	1,000	5,972
Casetek Holdings	1,000	2,961
Chailease Holding Co. Ltd.	13,000	33,077
Chaowei Power Holdings Ltd.	3,000	1,909
Cheetah Mobile, Inc. ADR (a)	125	1,318
Cheung Kong Property Holdings Ltd.	35,000	251,082
China All Access Holdings Ltd.	8,000	2,273
China Conch Venture Holdings Ltd.	17,500	34,872
China Dongxiang Group Co. Ltd.	50,000	9,514
China First Capital Group Ltd. (a)	30,000	10,414
China High Speed Transmission Equipment Group Co. Ltd.	3,000	2,916
China Huishan Dairy Holdings Co. Ltd.	51,000	2,754
China Liansu Group Holdings Ltd.	16,000	12,753
China LNG Group Ltd.	600,000	12,573
China Logistics Property Holdings Co. Ltd.	13,000	4,713
China Maple Leaf Educational Systems Ltd.	18,000	15,759
China Medical System Holdings Ltd.	17,000	29,374
China Mengniu Dairy Co. Ltd.	42,000	81,318
China Modern Dairy Holdings Ltd. (a)	65,000	14,039
China Regenerative Medicine International Ltd. (a)	75,000	2,748
China Resources Land Ltd.	40,000	111,078
China Resources Phoenix Health	5,500	7,064
China SCE Property Holdings Ltd.	7,000	2,646
China Shengmu Organic Milk Ltd. (a)(c)	10,000	2,096
China State Construction International Holdings Ltd.	30,000	54,459
China Wireless Technologies Ltd. (a)	8,000	741
China ZhengTong Auto Services Holdings Ltd.	13,000	7,153
ChinaSoft International Ltd.	14,000	8,423
CIFI Holdings Group Co. Ltd.	36,000	13,005
Cimc Enric Holdings Ltd.	12,000	7,004
CK Hutchison Holdings Ltd.	33,000	412,163
Cogobuy Group (a)	5,000	7,199
Country Garden Holdings Co. Ltd.	75,000	71,352
Credit China Holdings Ltd. (a)	72,000	9,442
CT Environmental Group Ltd.	26,000	4,847
Ctrip.com International Ltd. ADR (a)	4,755	240,175
Endeavour Mining Corp. (a)	1,012	16,696
ENN Energy Holdings Ltd.	12,000	65,104
Evergrande Real Estate Group Ltd.	45,000	48,076
Fang Holdings Ltd. ADR (b)	2,765	9,263
Far East Consortium International Ltd.	5,053	2,410
Freeman Fintech Corp. Ltd. (a)	340,000	21,637
Fu Shou Yuan International Group Ltd.	18,000	11,455
Fufeng Group Ltd.	10,000	6,801
Fullshare Holdings Ltd.	80,000	25,918
Future Land Development Holding Ltd.	34,000	10,054
Future World Financial Holdings Ltd. (a)	24,000	1,064
GCL-Poly Energy Holdings Ltd. (a)	200,000	24,170
Geely Automobile Holdings Ltd.	70,000	94,493
General Interface Solution Holding Ltd.	1,000	5,575
Ginko International Co. Ltd.	1,000	8,222
Glorious Property Holdings Ltd. (a)	16,000	1,872
Golden Eagle Retail Group Ltd. (H Shares)	5,000	7,611
Goodbaby International Holdings Ltd.	4,000	1,815
Gourmet Master Co. Ltd.	1,000	10,025
Greatview Aseptic Pack Co. Ltd.	14,000	7,253
Greentown China Holdings Ltd.	6,500	6,251
Haitian International Holdings Ltd.	8,000	19,603
HC International, Inc.	4,000	3,538
Hengan International Group Co. Ltd.	8,500	63,600
Hengdeli Holdings Ltd. (a)	36,000	4,397
HKBN Ltd.	17,000	18,381
Hopewell Highway Infrastructure Ltd.	21,500	12,438
Huayi Tencent Entertainment Co. Ltd. (a)	20,000	951
Hutchison China Meditech Ltd. (a)	203	7,802
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,000	1,183
IGG, Inc.	12,000	18,266
iKang Healthcare Group, Inc. sponsored ADR (a)	456	6,690
Imax China Holding, Inc. (a)	1,700	7,999
Intime Department Store Group Co. Ltd.	19,500	24,694
JD.com, Inc. sponsored ADR (a)	8,225	288,451
JinkoSolar Holdings Co. Ltd. ADR (a)	275	4,769
Kingboard Chemical Holdings Ltd.	8,000	28,849
Kingboard Laminates Holdings Ltd.	19,500	23,515
Kingdee International Software Group Co. Ltd. (a)	38,000	16,073
Kingsoft Corp. Ltd.	10,000	28,541
KWG Property Holding Ltd.	28,500	21,544
Langham Hospitality Investment unit	24,000	9,935
Lee& Man Paper Manufacturing Ltd.	24,000	18,821
Leyou Technologies Holdings Ltd. (a)	95,000	19,541
Li Ning Co. Ltd. (a)	24,000	15,798
Lifetech Scientific Corp. (a)	12,000	3,085
Lijun International Pharmaceutical Holding Ltd.	34,000	13,026
Logan Property Holdings Co. Ltd.	8,000	4,587
Longfor Properties Co. Ltd.	20,000	34,660
Lonking Holdings Ltd.	45,000	12,554
Macau Legend Development Ltd. (a)	9,000	1,643
Melco Crown Entertainment Ltd. sponsored ADR	2,723	59,770
MGM China Holdings Ltd.	11,200	25,515
Minth Group Ltd.	10,000	37,154
NetDragon WebSoft, Inc.	4,500	13,075
NetEase, Inc. ADR	967	256,632
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,583	102,167
Nexteer Auto Group Ltd.	11,000	17,140
Noah Holdings Ltd. sponsored ADR (a)	132	3,329
Nord Anglia Education, Inc. (a)	283	9,113
Pacific Textile Holdings Ltd.	8,000	8,876
Parade Technologies Ltd.	1,000	11,729
Phoenix Group Holdings	4,220	40,392
Powerlong Real Estate Holding Ltd.	13,000	6,117
Regina Miracle International Holdings Ltd.	2,000	1,563
Renhe Commercial Holdings Co. Ltd. (a)	42,000	1,075
Ronshine China Holdings Ltd. (a)	2,500	2,211
Sands China Ltd.	28,400	128,886
Semiconductor Manufacturing International Corp. (a)	36,600	46,235
Shenzhou International Group Holdings Ltd.	7,000	46,077
Shimao Property Holdings Ltd.	17,000	27,319
Shui On Land Ltd.	40,500	9,008
Silergy Corp.	1,000	18,066
SINA Corp.	824	63,291
Sino Biopharmaceutical Ltd.	53,000	43,608
SITC International Holdings Co. Ltd.	14,000	10,025
SOHO China Ltd.	82,500	44,971
Sunac China Holdings Ltd.	28,000	36,501
Sunny Optical Technology Group Co. Ltd.	9,000	74,052
TAL Education Group ADR (a)(b)	610	72,657
Tarena International, Inc. ADR	541	10,068
Tencent Holdings Ltd.	73,600	2,306,134
Texhong Textile Group Ltd.	1,500	1,819
The United Laboratories International Holdings Ltd. (a)	8,000	5,019
Tianneng Power International Ltd.	12,000	10,506
Tibet Water Resources Ltd.	19,000	7,939
Tingyi (Cayman Islands) Holding Corp.	24,000	30,824
Tongda Group Holdings Ltd.	40,000	15,736
Towngas China Co. Ltd.	17,000	10,163
TPK Holding Co. Ltd. (a)	4,000	14,294
Truly International Holdings Ltd.	8,000	2,715
Tuniu Corp. Class A sponsored ADR (a)(b)	220	1,800
Value Partners Group Ltd.	7,000	6,480
Vinda International Holdings Ltd.	1,000	2,031
Vipshop Holdings Ltd. ADR (a)	5,544	76,895
Vision Fame International Holding Ltd. (a)	10,000	1,221
Want Want China Holdings Ltd.	67,000	48,236
Weibo Corp. sponsored ADR (a)(b)	368	20,556
WH Group Ltd.	97,500	87,117
Wynn Macau Ltd.	26,800	58,917
Xingda International Holdings Ltd.	12,000	4,813
Xinyi Glass Holdings Ltd.	24,000	21,290
Xinyi Solar Holdings Ltd.	92,000	28,741
XTEP International Holdings Ltd.	46,500	18,532
Yeong Guan Energy Technology Group Co. Ltd.	1,000	3,028
Yingde Gases Group Co. Ltd.	13,000	9,961
Yuzhou Properties Co.	12,000	5,477
YY, Inc. ADR (a)	371	18,168
Zhen Ding Technology Holding Ltd.	5,000	11,680
Zhongsheng Group Holdings Ltd. Class H	9,000	12,704

TOTAL CAYMAN ISLANDS		9,425,011

Chile - 0.3%
AES Gener SA	33,625	12,646
Aguas Andinas SA	30,595	17,328
Banco de Chile (a)	218,096	26,306
Banco de Credito e Inversiones (a)	355	19,840
Banco Santander Chile	650,026	38,374
CAP SA	1,737	18,140
Cencosud SA	19,406	55,246
Colbun SA	80,135	17,746
Compania Cervecerias Unidas SA	1,897	24,427
Compania de Petroleos de Chile SA (COPEC)	6,290	70,119
Compania Sudamericana de Vapores (a)	194,973	7,593
CorpBanca SA (a)	1,354,577	12,346
E-CL SA	6,926	12,868
Empresa Nacional de Electricidad SA	43,240	33,125
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,738	44,806
Empresas CMPC SA	19,566	45,449
Enel Chile SA	218,961	24,170
Enersis SA	323,213	64,182
Forus SA	3,734	14,994
Inversiones Aguas Metropolitanas SA	6,282	9,932
Inversiones La Construccion SA	388	5,232
LATAM Airlines Group SA	3,674	46,324
Parque Arauco SA	8,491	22,151
Ripley Corp. SA	2,460	1,784
S.A.C.I. Falabella	7,765	61,873
Sonda SA	7,353	12,538
Vina Concha y Toro SA	11,812	19,043

TOTAL CHILE		738,582

China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	301,000	138,923
Air China Ltd. (H Shares)	24,000	21,259
Aluminum Corp. of China Ltd. (H Shares) (a)	52,000	25,604
Anhui Conch Cement Co. Ltd. (H Shares)	16,000	56,053
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,586
AviChina Industry & Technology Co. Ltd. (H Shares)	32,000	21,352
Bank Communications Co. Ltd.:
rights (a)	244	0
(H Shares)	122,000	93,951
Bank of China Ltd. (H Shares)	983,000	476,439
Beijing Capital International Airport Co. Ltd. (H Shares)	34,000	47,995
Beijing Capital Land Ltd. (H Shares)	12,000	5,832
BYD Co. Ltd. (H Shares)	8,000	47,157
Central China Securities Co. Ltd.	15,000	7,964
CGN Power Co. Ltd. (H Shares)	122,000	36,859
China BlueChemical Ltd. (H Shares)	28,000	8,027
China Cinda Asset Management Co. Ltd. (H Shares)	116,000	44,143
China CITIC Bank Corp. Ltd. (H Shares)	99,000	62,747
China Coal Energy Co. Ltd. (H Shares) (a)	28,000	13,607
China Communications Construction Co. Ltd. (H Shares)	57,000	78,410
China Communications Services Corp. Ltd. (H Shares)	44,000	25,059
China Construction Bank Corp. (H Shares)	1,092,000	887,263
China Everbright Bank Co. Ltd. (H Shares)	37,000	17,362
China Galaxy Securities Co. Ltd. (H Shares)	39,000	35,599
China Huarong Asset Management Co. Ltd.	90,000	37,951
China Life Insurance Co. Ltd. (H Shares)	98,000	298,142
China Longyuan Power Grid Corp. Ltd. (H Shares)	43,000	33,114
China Merchants Bank Co. Ltd. (H Shares)	53,000	137,638
China Minsheng Banking Corp. Ltd. (H Shares)	75,500	74,351
China National Building Materials Co. Ltd. (H Shares)	32,000	21,310
China Oilfield Services Ltd. (H Shares)	20,000	18,462
China Pacific Insurance (Group) Co. Ltd. (H Shares)	34,400	127,148
China Petroleum & Chemical Corp. (H Shares)	326,000	264,730
China Railway Construction Corp. Ltd. (H Shares)	22,500	31,472
China Railway Group Ltd. (H Shares)	66,000	56,002
China Shenhua Energy Co. Ltd. (H Shares)	43,000	100,281
China Southern Airlines Ltd. (H Shares)	28,000	18,647
China Telecom Corp. Ltd. (H Shares)	196,000	95,753
China Vanke Co. Ltd. (H Shares)	17,300	43,904
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,900	11,785
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	89,000	61,215
CITIC Securities Co. Ltd. (H Shares)	41,000	86,023
CRRC Corp. Ltd. (H Shares)	57,000	55,620
Dongfeng Motor Group Co. Ltd. (H Shares)	42,000	44,169
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,054
Fuyao Glass Industries Group Co. Ltd.	8,400	29,698
GF Securities Co. Ltd. (H Shares)	17,200	35,601
Great Wall Motor Co. Ltd. (H Shares)	51,000	55,338
Guangdong Kelon Electrical Holdings Ltd. Series H	2,000	2,798
Guangzhou Automobile Group Co. Ltd. (H Shares)	24,000	37,334
Guangzhou R&F Properties Co. Ltd. (H Shares)	24,400	41,094
Haitong Securities Co. Ltd. (H Shares)	46,800	77,254
Huadian Fuxin Energy Corp. Ltd. (H Shares)	14,000	3,240
Huaneng Power International, Inc. (H Shares)	46,000	31,757
Huaneng Renewables Corp. Ltd. (H Shares)	54,000	18,883
Huatai Securities Co. Ltd. (H Shares)	18,600	36,060
Industrial & Commercial Bank of China Ltd. (H Shares)	922,000	602,153
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	12,374
Jiangsu Expressway Co. Ltd. (H Shares)	14,000	20,662
Jiangxi Copper Co. Ltd. (H Shares)	16,000	24,972
Livzon Pharmaceutical Group, Inc.	500	3,156
Luoyang Glass Co. Ltd. Class H (a)	4,000	2,623
New China Life Insurance Co. Ltd. (H Shares)	10,200	50,421
People's Insurance Co. of China Group (H Shares)	94,000	38,792
PetroChina Co. Ltd. (H Shares)	250,000	175,645
PICC Property & Casualty Co. Ltd. (H Shares)	68,000	109,453
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	65,000	366,016
Qingdao Port International Co. Ltd.	16,000	8,516
Shandong Chenming Paper Holdings Ltd. (H Shares)	11,500	13,232
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	40,000	29,158
Shanghai Electric Group Co. Ltd. (H Shares) (a)	66,000	31,140
Shanghai Environment Group Co. Ltd. (a)	239	1,047
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	3,500	13,207
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	17,673
Shanghai Pharma Holding Co. Ltd. (H Shares)	9,100	24,100
Shanghai SMI Holding Co. Ltd. Class A (a)	861	1,483
Shenzhen Expressway Co. (H Shares)	18,000	16,407
Sichuan Expressway Co. Ltd. (H Shares)	4,000	1,754
Sinopec Engineering Group Co. Ltd. (H Shares)	10,500	10,259
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	80,000	44,740
Sinopharm Group Co. Ltd. (H Shares)	18,000	80,763
Sinotrans Ltd. (H Shares)	32,000	14,399
Tong Ren Tang Technologies Co. Ltd. (H Shares)	10,000	16,842
TravelSky Technology Ltd. (H Shares)	14,000	36,897
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	26,998
Weichai Power Co. Ltd. (H Shares)	9,000	14,602
Xinhua Winshare Publishing and Media Co. Ltd.	2,000	1,777
Yangtze Optical Fibre and Cable Co. Ltd.	2,500	5,226
Yanzhou Coal Mining Co. Ltd. (H Shares)	24,000	20,765
Zhaojin Mining Industry Co. Ltd. (H Shares)	12,000	10,429
Zhejiang Expressway Co. Ltd. (H Shares)	22,000	27,379
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	6,000	30,893
Zijin Mng Group Co. Ltd. (H Shares)	84,000	29,698
ZTE Corp. (H Shares)	9,000	17,356

TOTAL CHINA		6,095,026

Colombia - 0.1%
Almacenes Exito SA (a)	2,666	13,810
Cementos Argos SA (a)	7,630	30,862
Corporacion Financiera Colombiana SA	498	4,780
Ecopetrol SA	55,783	25,787
Grupo de Inversiones Suramerica SA	2,770	36,626
Interconexion Electrica SA ESP	4,549	18,029
Inversiones Argos SA (a)	4,265	29,574

TOTAL COLOMBIA		159,468

Curacao - 0.0%
Sapiens International Corp. NV	128	1,589
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	2,724	47,543
Komercni Banka A/S	1,341	51,957
MONETA Money Bank A/S	6,411	20,704
Philip Morris CR A/S (a)	3	1,645
Telefonica Czech Rep A/S	636	7,509

TOTAL CZECH REPUBLIC		129,358

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	31	51,438
Series B	111	191,479
ALK-Abello A/S (a)	51	7,954
Alm. Brand A/S	262	2,149
Ambu A/S Series B	634	31,197
Bang & Olufsen A/S Series B (a)	152	2,271
Bavarian Nordic A/S (a)	573	31,427
Carlsberg A/S Series B	1,609	160,588
Christian Hansen Holding A/S	1,399	94,288
Coloplast A/S Series B	1,341	114,824
Dampskibsselskabet NORDEN A/S (a)	72	1,439
Danske Bank A/S	8,248	299,565
Det Forenede Dampskibs-Selskab (DFDS) A/S	360	21,463
DONG Energy A/S	1,781	70,163
DSV de Sammensluttede Vognmaend A/S	2,276	126,795
FLSmidth & Co. A/S	462	27,788
Genmab A/S (a)	670	133,249
GN Store Nord A/S	2,161	56,207
ISS Holdings A/S	2,446	101,447
Jyske Bank A/S (Reg.)	858	45,851
Matas A/S	555	8,575
NKT Holding A/S	342	26,971
NNIT A/S (a)	144	4,060
Novo Nordisk A/S Series B	24,740	963,298
Novozymes A/S Series B	2,951	127,492
Pandora A/S	1,411	152,501
Per Aarsleff Holding A/S	838	21,477
Rockwool International A/S Series B	97	17,757
Royal Unibrew A/S	578	25,132
Scandinavian Tobacco Group A/S	366	6,389
Schouw & Co.	239	24,624
SimCorp A/S	560	35,109
Spar Nord Bank A/S	751	8,513
Sydbank A/S (a)	944	34,341
TDC A/S	13,908	74,650
Topdanmark A/S (a)	678	18,558
Tryg A/S	1,761	33,785
Vestas Wind Systems A/S	2,679	230,696
William Demant Holding A/S (a)	1,260	28,842
Zealand Pharma A/S (a)	117	2,090

TOTAL DENMARK		3,416,442

Egypt - 0.0%
Commercial International Bank SAE (a)	7,979	32,270
Commercial International Bank SAE sponsored GDR	4,042	17,280
EFG-Hermes Holding SAE	2,676	3,592
Global Telecom Holding (a)	34,154	13,113
Talaat Moustafa Group Holding	8,836	3,936

TOTAL EGYPT		70,191

Faroe Islands - 0.0%
Bakkafrost	559	18,946
Finland - 0.7%
Amer Group PLC (A Shares)	1,282	28,418
Atria PLC	200	2,377
Cargotec Corp. (B Shares)	392	23,379
Caverion Corp.	2,301	18,799
Citycon Oyj	5,135	12,630
Cramo Oyj (B Shares)	1,136	29,538
Elisa Corp. (A Shares)	1,991	67,818
F-Secure Oyj	458	1,706
Fortum Corp.	4,897	71,266
Huhtamaki Oyj	1,318	51,082
KCI Konecranes Oyj	897	37,648
Kemira Oyj	1,282	16,409
Kesko Oyj	691	32,381
Kone Oyj (B Shares)	3,996	183,081
M-real OYJ (B Shares)	2,505	17,791
Metso Corp.	1,215	43,583
Neste Oyj	1,673	68,322
Nokia Corp.	76,969	440,020
Nokian Tyres PLC	1,498	64,455
Oriola-KD Oyj	973	4,102
Orion Oyj (B Shares)	1,517	87,002
Outokumpu Oyj (A Shares)	3,367	32,331
Outotec Oyj (a)	2,890	21,486
PK Cables OY	176	4,519
Ramirent Oyj	747	7,104
Sampo Oyj (A Shares)	5,148	246,683
Sanoma Corp.	1,800	15,882
Sponda Oyj	2,994	13,215
Stora Enso Oyj (R Shares)	6,626	78,817
Technopolis PLC	1,520	5,100
TietoEnator Oyj	691	21,685
UPM-Kymmene Corp.	6,432	169,765
Uponor Oyj (a)	435	8,240
Valmet Corp.	1,479	26,953
Wartsila Corp.	1,972	120,079
YIT-Yhtyma OY	631	4,997

TOTAL FINLAND		2,078,663

France - 6.2%
Accor SA	2,302	104,929
Aeroports de Paris	440	58,689
Air France KLM (Reg.) (a)	1,566	13,161
Air Liquide SA	4,976	599,491
Albioma	200	3,847
Alstom SA	2,772	88,020
Altamir	230	3,861
ALTEN	398	33,730
Altran Technologies SA	1,796	30,148
Arkema SA	1,084	114,786
Atos Origin SA	1,133	148,471
AXA SA	25,165	671,406
Beneteau SA	190	2,696
BIC SA	411	46,203
BNP Paribas SA	13,728	968,714
Boiron SA	91	8,652
Bollore Group	10,134	41,231
Bollore Group (a)	9	36
Bonduelle SCA	219	7,586
Bourbon Corp. (FR)	123	1,387
Bouygues SA	2,810	118,137
Bureau Veritas SA	3,107	71,970
Capgemini SA	2,292	229,480
Carbone Lorraine	628	18,128
Carrefour SA	6,799	160,158
Casino Guichard Perrachon SA	664	39,998
Cellectis SA (a)	559	13,535
Christian Dior SA	640	175,647
CNP Assurances	2,468	51,536
Coface SA	740	5,788
Compagnie de St. Gobain	6,694	361,307
Compagnie Generale de Geophysique SA (a)	38	272
Compagnie Plastic Omnium	769	30,081
Credit Agricole SA	13,838	205,756
Danone SA	7,585	530,843
Dassault Aviation SA	22	30,067
Dassault Systemes SA	1,508	134,583
DBV Technologies SA (a)	254	18,103
Derichebourg	937	4,487
Devoteam SA	64	4,310
Edenred SA	3,016	77,222
EDF SA	4,359	36,400
Eiffage SA	724	61,326
Elior SA	1,228	30,632
Elis SA	2,109	43,649
ENGIE	19,655	277,262
Eramet SA (a)	33	1,590
Essilor International SA	2,703	350,234
Etablissements Maurel & Prom (a)	1,764	6,668
Euler Hermes SA	191	18,656
Eurazeo SA	848	57,493
Europcar Groupe SA (a)	1,318	16,080
Eutelsat Communications	2,033	48,122
Faurecia SA	867	42,329
Fonciere des Regions	450	40,166
Fonciere Financiere et Part SA	45	4,268
Gaztransport et Technigaz SA	355	13,252
Gecina SA	431	61,315
Genfit (a)	383	13,246
Groupe Eurotunnel SA	4,846	53,236
Groupe FNAC SA (a)	233	16,371
Guerbet	96	8,209
Havas SA	1,675	15,489
Hermes International SCA	301	144,005
ICADE	442	32,822
ID Logistics Group (a)	10	1,516
Iliad SA	357	86,681
Imerys SA	527	45,345
Ingenico SA	775	70,221
Innate Pharma SA (a)	267	3,298
Interparfums SA	95	3,260
Ipsen SA	604	70,301
Ipsos SA	284	9,108
JCDecaux SA	910	32,102
Kering SA	994	308,101
Klepierre SA	2,922	114,713
Korian	570	18,363
L'Oreal SA	3,184	634,184
Lagardere S.C.A. (Reg.)	1,951	59,761
Legrand SA	3,106	201,073
LVMH Moet Hennessy - Louis Vuitton SA	3,536	872,928
M6 Metropole Television SA	1,456	33,172
Maisons du Monde SA	572	19,851
Marie Brizard Wine & Spirits SA (a)	69	1,039
Mercialys SA	611	11,904
Mgi Coutier SA (a)	398	14,675
Michelin CGDE Series B	2,200	287,762
Natixis SA	12,192	84,824
Naturex SA (a)	88	8,016
Neopost SA	851	34,512
Nexans SA	714	39,705
Nexity	610	33,167
Orange SA	26,213	405,708
Orpea	695	70,982
Pernod Ricard SA	2,618	327,528
Peugeot Citroen SA	6,182	129,530
Publicis Groupe SA	2,327	167,981
Rallye SA	134	2,928
Remy Cointreau SA	280	28,249
Renault SA	2,673	249,271
Rexel SA	3,343	59,721
Rubis	498	50,602
Safran SA	4,040	334,547
Sanofi SA	14,984	1,415,896
Sartorius Stedim Biotech	338	22,669
Schneider Electric SA	7,343	581,608
SCOR SE	2,499	98,869
SEB SA	336	54,169
SFR Group SA (a)	1,283	42,011
Societe Generale Series A	10,036	550,301
Sodexo SA	1,083	137,672
Soitec SA (a)	255	10,833
Sopra Steria Group	176	26,399
SPIE SA	1,037	28,743
SR Teleperformance SA	706	88,709
Suez Environnement SA	3,808	62,573
Tarkett SA	418	19,643
Technicolor SA	4,565	23,178
Television Francaise 1 SA	1,024	12,560
Thales SA	1,219	128,165
The Lisi Group	85	3,333
The Vicat Group	232	16,505
Total SA	29,323	1,505,244
Trigano SA	125	13,215
Ubisoft Entertainment SA (a)	1,062	50,322
Unibail-Rodamco	1,290	316,802
Valeo SA	2,977	214,028
Vallourec SA (a)	3,514	22,515
Veolia Environnement SA	6,313	120,139
VINCI SA	6,612	563,598
Virbac SA (a)	42	6,613
Vivendi SA	12,704	252,068
Wendel SA	268	37,557
Worldline SA (a)(c)	538	17,842
Zodiac Aerospace	2,450	59,487

TOTAL FRANCE		18,051,167

Germany - 5.8%
Aareal Bank AG	750	30,142
adidas AG	2,453	491,391
ADLER Real Estate AG (a)	111	1,742
ADVA Optical Networking SE (a)	851	9,353
Aixtron AG (a)	417	2,287
Allianz SE	5,737	1,092,197
alstria office REIT-AG	1,201	15,882
Amadeus Fire AG	22	1,879
AURELIUS AG	320	15,790
Aurubis AG	408	28,524
Axel Springer Verlag AG	748	41,970
BASF AG	11,698	1,139,956
Bayer AG	10,679	1,321,346
Bayerische Motoren Werke AG (BMW)	4,100	391,456
BayWa AG	32	1,165
Bechtle AG	208	23,870
Beiersdorf AG	1,232	122,580
Bertrandt AG	78	8,146
Bijou Brigitte Modische Accessoires AG	21	1,297
Bilfinger Berger AG	508	22,068
Biotest AG	112	3,416
Borussia Dortmund GmbH & Co. KGaA	872	5,615
Brenntag AG	2,188	129,752
CANCOM AG	288	17,041
Capital Stage AG	315	2,168
Carl Zeiss Meditec AG	510	23,177
CENTROTEC Sustainable AG	123	2,585
CeWe Color Holding AG	27	2,458
Commerzbank AG	14,008	137,254
CompuGroup Medical AG	127	6,253
Continental AG	1,432	320,555
Covestro AG	1,151	89,721
CTS Eventim AG	609	23,461
Daimler AG (Germany)	12,384	922,709
Deutsche Bank AG	27,141	488,704
Deutsche Borse AG	2,323	227,360
Deutsche EuroShop AG	845	34,301
Deutsche Lufthansa AG	2,699	46,570
Deutsche Pfandbriefbank AG	1,344	18,007
Deutsche Post AG	12,022	432,117
Deutsche Telekom AG	39,544	693,633
Deutsche Wohnen AG (Bearer)	4,117	140,773
Deutz AG	1,685	13,124
DIC Asset AG	191	1,960
Draegerwerk AG & Co. KGaA	22	1,725
Drillisch AG	729	39,074
Duerr AG	338	33,689
E.ON AG	29,994	233,837
ElringKlinger AG	491	9,801
Evonik Industries AG	2,299	76,769
Evotec OAI AG (a)	1,569	18,313
Fraport AG Frankfurt Airport Services Worldwide	663	52,143
Freenet AG	1,382	43,371
Fresenius Medical Care AG & Co. KGaA	2,686	238,434
Fresenius SE & Co. KGaA	5,198	421,323
GEA Group AG	2,683	114,098
Gerresheimer AG	396	31,067
Gerry Weber International AG (Bearer)	514	7,539
GESCO AG	102	2,767
GFT Technologies AG	96	1,959
Gildemeister AG	444	24,197
Grammer AG	182	11,152
Grenkeleasing AG	117	23,310
Hamborner (REIT) AG	941	9,877
Hamburger Hafen und Logistik AG	69	1,308
Hannover Reuck SE	737	88,390
HeidelbergCement Finance AG	1,786	165,367
Heidelberger Druckmaschinen AG (a)	2,446	6,826
Henkel AG & Co. KGaA	1,810	211,260
Hochtief AG	261	47,024
Hugo Boss AG	872	66,329
INDUS Holding AG	291	19,441
Infineon Technologies AG	13,944	288,216
Innogy SE	1,703	62,609
Isra Vision AG (a)	19	2,784
Jenoptik AG	739	19,887
K&S AG	3,471	82,822
KION Group AG	1,029	69,708
Kloeckner & Co. AG	1,682	18,597
Koenig & Bauer AG	131	9,068
Krones AG	174	20,660
KUKA AG	39	4,873
KWS Saat AG	21	7,469
Lanxess AG	1,019	73,593
LEG Immobilien AG	937	80,490
LEONI AG	405	22,001
Linde AG	2,419	434,646
MAN SE	342	35,928
Merck KGaA	1,496	175,670
Metro AG	1,932	63,578
Morphosys AG (a)	418	25,371
MTU Aero Engines Holdings AG	809	116,016
Muenchener Rueckversicherungs AG	1,986	380,641
Nemetschek Se	152	10,431
Nordex Se (a)	1,128	17,006
NORMA Group AG	730	39,163
Open Business Club AG	44	10,298
OSRAM Licht AG	1,187	79,507
Patrizia Immobilien AG	352	6,944
Pfeiffer Vacuum Technology AG	106	13,764
ProSiebenSat.1 Media AG	3,213	136,391
Rational AG	41	20,602
Rheinmetall AG	550	50,475
Rhoen-Klinikum AG	272	7,769
RIB Software AG	115	1,686
RWE AG (a)	6,581	109,000
Salzgitter AG	528	18,103
SAP AG	12,432	1,245,264
Schaeffler AG	1,842	31,733
SGL Carbon AG (a)	795	8,039
Siemens AG	9,822	1,408,897
Siltronic AG (a)	169	12,150
Sixt AG	178	9,850
SLM Solutions Group AG (a)	214	9,012
SMA Solar Technology AG	29	750
Software AG (Bearer)	694	30,541
Stada Arzneimittel AG	918	65,029
STRATEC Biomedical Systems AG	16	932
Stroer Out-of-Home Media AG	764	44,183
Suedzucker AG (Bearer)	890	19,036
SURTECO SE	60	1,502
Symrise AG	1,650	115,515
TAG Immobilien AG	1,230	17,512
Takkt AG	459	10,907
Telefonica Deutschland Holding AG	7,624	36,956
Thyssenkrupp AG	5,029	119,724
TLG Immobilien AG	678	13,718
TUI AG	6,566	95,503
Uniper SE	2,987	49,034
United Internet AG	1,747	80,412
Volkswagen AG	273	44,020
Vonovia SE	5,957	215,661
Vossloh AG (a)	228	15,299
Wacker Chemie AG	231	24,451
Wacker Construction Equipment AG	449	11,345
WCM Beteiligungs-und Grundbesitz AG (a)	7,833	27,338
Wincor Nixdorf AG	34	2,596
Wirecard AG	1,621	95,722
Wustenrot & Wurttembergische AG	727	14,730
Zalando SE (a)	1,145	50,495
Zooplus AG (a)	207	38,705

TOTAL GERMANY		17,028,472

Gibraltar - 0.0%
888 Holdings PLC	2,484	8,992
Greece - 0.1%
Aegean Airlines SA	774	6,661
Alpha Bank AE (a)	18,962	40,278
Athens Water Supply & Sewage Co. SA (a)	2,077	12,014
EFG Eurobank Ergasias SA (a)	23,785	19,172
Ff Group (a)	273	5,811
Greek Organization of Football Prognostics SA	2,458	24,365
Grivalia Properties REIC	251	2,335
Hellenic Exchanges Holding SA	387	2,049
Hellenic Petroleum SA	431	2,484
Hellenic Telecommunications Organization SA	3,516	34,202
Jumbo SA	1,289	20,346
Motor Oil (HELLAS) Corinth Refineries SA	761	12,907
Mytilineos Holdings SA (a)	1,820	13,699
National Bank of Greece SA (a)	73,926	23,018
Piraeus Bank SA (a)	83,018	17,634
Public Power Corp. of Greece (a)	446	1,642
Titan Cement Co. SA (Reg.)	731	19,103

TOTAL GREECE		257,720

Hong Kong - 2.3%
AIA Group Ltd.	156,000	1,079,998
Bank of East Asia Ltd.	19,614	81,196
Beijing Enterprises Holdings Ltd.	6,000	29,312
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	2,854
BOC Hong Kong (Holdings) Ltd.	43,000	176,901
BYD Electronic International Co. Ltd.	10,000	15,273
Cathay Pacific Airways Ltd.	25,000	35,997
Champion (REIT)	29,000	18,865
China Agri-Industries Holdings Ltd. (a)	22,000	10,889
China Everbright International Ltd.	30,000	40,574
China Everbright Ltd.	16,000	36,614
China Jinmao Holdings Group Ltd.	52,000	16,847
China Merchants China Direct Investments Ltd.	2,000	2,947
China Merchants Holdings International Co. Ltd.	22,055	63,088
China Mobile Ltd.	80,000	851,730
China Overseas Grand Oceans Group Ltd. (a)	13,000	6,669
China Overseas Land and Investment Ltd.	48,000	139,464
China Power International Development Ltd.	53,000	19,760
China Resources Beer Holdings Co. Ltd.	22,666	54,550
China Resources Power Holdings Co. Ltd.	24,000	43,259
China South City Holdings Ltd.	50,000	9,771
China Strategic Holdings Ltd. (a)	105,000	2,011
China Taiping Insurance Group Ltd. (a)	18,800	46,889
China Travel International Investment HK Ltd.	30,000	8,678
China Unicom Ltd.	88,000	113,874
CITIC 1616 Holdings Ltd.	9,000	2,777
CITIC Pacific Ltd.	81,000	117,465
CLP Holdings Ltd.	23,000	242,616
CNOOC Ltd.	250,000	291,650
CSPC Pharmaceutical Group Ltd.	80,000	111,078
Dah Sing Banking Group Ltd.	6,000	12,064
Dah Sing Financial Holdings Ltd.	1,600	12,136
Far East Horizon Ltd.	68,000	62,594
Fosun International Ltd.	27,000	40,890
Fushan International Energy Group Ltd.	12,000	2,206
Galaxy Entertainment Group Ltd.	30,000	167,002
Guangdong Investment Ltd.	34,000	52,628
Guotai Junan International Holdings Ltd.	41,000	12,861
GZI (REIT)	10,000	5,888
Hang Lung Group Ltd.	11,000	45,890
Hang Lung Properties Ltd.	24,000	62,944
Hang Seng Bank Ltd.	10,400	210,852
Henderson Land Development Co. Ltd.	11,000	69,719
HK Electric Investments & HK Electric Investments Ltd. unit	34,000	30,073
Hong Kong & China Gas Co. Ltd.	95,300	190,395
Hong Kong Exchanges and Clearing Ltd.	16,015	394,489
Hopewell Holdings Ltd. (a)	11,000	42,001
Hua Hong Semiconductor Ltd.	8,000	11,355
Hysan Development Co. Ltd.	8,000	37,746
Kowloon Development Co. Ltd.	27,000	29,887
Lenovo Group Ltd.	94,000	60,182
Link (REIT)	27,000	194,212
Mason Financial Holdings Ltd.	682,000	10,434
Melco International Development Ltd.	16,000	32,912
MMG Ltd. (a)	32,000	10,943
MTR Corp. Ltd.	18,500	106,552
New World Development Co. Ltd.	82,679	102,999
PCCW Ltd.	62,000	34,992
Poly Property Group Co. Ltd. (a)	29,000	11,893
Power Assets Holdings Ltd.	18,000	161,988
Prosperity (REIT)	13,000	5,281
Regal (REIT)	52,000	15,242
Shanghai Industrial Holdings Ltd.	7,000	22,138
Shenzhen Investment Ltd.	30,000	13,615
Shun Tak Holdings Ltd.	22,000	8,033
Sino Land Ltd.	46,313	78,475
Sino-Ocean Group Holding Ltd.	38,000	18,564
Sinotrans Shipping Ltd.	24,000	5,400
Sinotruk Hong Kong Ltd.	4,500	3,130
SJM Holdings Ltd.	26,000	25,237
Sun Art Retail Group Ltd.	26,500	27,323
Sun Hung Kai Properties Ltd.	19,000	285,060
Sunlight (REIT)	13,000	8,072
Swire Pacific Ltd. (A Shares)	5,500	52,961
Swire Properties Ltd.	12,400	41,608
Techtronic Industries Co. Ltd.	20,000	85,879
Television Broadcasts Ltd.	5,200	19,989
Universal Medical Financial & Technical Advisory Services Co. Ltd.	3,000	2,565
Wharf Holdings Ltd.	16,000	136,687
Wheelock and Co. Ltd.	10,000	77,973
Winteam Pharmaceutical Group Ltd.	22,000	12,897
Yuexiu Property Co. Ltd.	112,000	19,007

TOTAL HONG KONG		6,859,459

Hungary - 0.1%
Magyar Telekom PLC	3,994	6,682
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	535	40,286
OTP Bank PLC	2,904	81,681
Richter Gedeon PLC	1,757	42,545

TOTAL HUNGARY		171,194

India - 2.1%
ACC Ltd.	1,138	28,792
Adani Ports & Special Economic Zone Ltd. (a)	9,404	47,934
Adani Power Ltd. (a)	7,256	3,725
Aditya Birla Fashion and Retail Ltd. (a)	403	1,083
Aditya Birla Nuvo Ltd. (a)	317	8,185
AIA Engineering Ltd. (a)	261	6,118
Ajanta Pharma Ltd.	286	7,350
Alembic Pharmaceuticals Ltd. (a)	109	1,038
Ambuja Cements Ltd.	4,858	18,581
Apollo Hospitals Enterprise Ltd.	2,665	51,122
Apollo Tyres Ltd. (a)	1,405	5,332
Arvind Mills Ltd.	780	4,845
Ashok Leyland Ltd. (a)	16,991	22,570
Asian Paints Ltd.	5,593	97,475
Aurobindo Pharma Ltd.	4,410	41,620
Axis Bank Ltd.	22,491	178,294
Bajaj Auto Ltd. (a)	985	43,880
Bajaj Finance Ltd. (a)	2,309	45,835
Bajaj Finserv Ltd. (a)	426	30,319
Balkrishna Industries Ltd. (a)	500	11,846
Bayer CropScience Ltd. (a)	465	32,861
Berger Paints India Ltd.	998	4,055
Bharat Forge Ltd.	1,545	27,510
Bharat Heavy Electricals Ltd.	8,395	22,943
Bharat Petroleum Corp. Ltd.	5,787	64,743
Bharti Airtel Ltd.	11,119	61,484
Bharti Infratel Ltd.	8,593	47,409
Biocon Ltd. (a)	442	7,588
Blue Dart Express Ltd. (a)	43	3,263
Bosch Ltd.	110	39,339
Cadila Healthcare Ltd.	2,579	17,661
Canara Bank Ltd. (a)	248	1,379
CEAT Ltd.	225	5,340
CESC Ltd. GDR (a)	328	4,819
Cg Power & Industrial Soluti (a)	2,315	2,830
Cipla Ltd. (a)	5,440	47,170
Coal India Ltd. (a)	6,662	28,668
Container Corp. of India Ltd.	1,822	34,514
Credit Analysis & Research Ltd.	132	3,242
CRISIL Ltd.	197	6,028
Crompton Greaves Consumer Electricals Ltd. (a)	3,254	11,133
Cyient Ltd.	322	2,743
Dabur India Ltd.	8,436	37,627
Dalmia Bharat Ltd.	293	9,900
Dewan Housing Finance Corp. Ltd. (a)	1,209	8,025
Dish TV India Ltd. (a)	6,556	9,698
Divi's Laboratories Ltd. (a)	587	5,738
Dr. Reddy's Laboratories Ltd. (a)	1,356	55,054
eClerx Services Ltd.	1,754	35,474
Edelweiss Financial Services Ltd.	4,636	12,089
Eicher Motors Ltd.	188	76,229
Engineers India Ltd. (a)	1,276	3,303
Eveready Industries India Ltd. (a)	848	4,055
Exide Industries Ltd. (a)	4,874	17,426
Federal Bank Ltd. (a)	20,112	33,661
Finolex Cables Ltd.	407	3,331
Future Retail Ltd. (a)	2,129	10,355
GAIL India Ltd.	5,446	35,913
Ge Power India Ltd. (a)	330	3,416
Gillette India Ltd.	57	3,834
GlaxoSmithKline Consumer Healthcare Ltd.	27	2,150
Glenmark Pharmaceuticals Ltd. (a)	5,607	78,052
GMR Infrastructure Ltd. (a)	5,938	1,593
Godrej Consumer Products Ltd.	1,779	48,226
Godrej Industries Ltd. (a)	184	1,529
Grasim Industries Ltd. (a)	2,578	46,317
Great Eastern Shipping Co. Ltd. (a)	242	1,656
Gruh Finance Ltd. (a)	212	1,312
Havells India Ltd. (a)	3,321	24,997
HCL Technologies Ltd.	7,648	96,846
Hero Motocorp Ltd.	685	35,359
Hindalco Industries Ltd. (a)	12,471	38,670
Hindustan Petroleum Corp. Ltd. (a)	4,567	38,087
Hindustan Unilever Ltd.	9,745	141,719
Housing Development Finance Corp. Ltd.	20,016	478,575
ICICI Bank Ltd.	18,280	78,874
Idea Cellular Ltd. (a)	13,866	18,538
IDFC Bank Ltd.	23,042	23,565
Iifl Holdings Ltd.	1,671	12,469
Indiabulls Housing Finance Ltd.	3,344	52,896
Indian Hotels Co. Ltd. (a)	4,352	8,688
Info Edge India Ltd.	1,648	21,418
Infosys Ltd.	23,203	331,750
Ipca Laboratories Ltd. (a)	338	3,144
IRB Infrastructure Developers Ltd.	3,943	15,998
ITC Ltd.	45,515	196,814
Jain Irrigation Systems Ltd.	2,015	3,510
Jindal Steel & Power Ltd. (a)	1,808	3,206
JSW Steel Ltd. (a)	11,084	34,309
Jubilant Foodworks Ltd.	592	9,596
Jubilant Life Sciences Ltd. (a)	497	5,965
Kajaria Ceramics Ltd. (a)	1,102	11,377
Kansai Nerolac Paints Ltd.	785	4,799
KRBL Ltd. (a)	3,807	26,067
L&T Finance Holdings Ltd. (a)	4,925	9,775
Larsen & Toubro Ltd.	4,943	134,535
LIC Housing Finance Ltd.	3,786	39,391
Lupin Ltd.	2,764	57,539
Mahindra & Mahindra Financial Services Ltd.	3,886	20,382
Mahindra & Mahindra Ltd.	4,162	86,461
Manappuram General Finance & Leasing Ltd.	13,651	19,843
Marico Ltd.	6,793	33,305
Maruti Suzuki India Ltd.	1,535	155,789
MindTree Consulting Ltd.	859	6,484
Motherson Sumi Systems Ltd.	6,024	37,597
Mphasis BFL Ltd.	968	8,074
MRF Ltd.	3	3,169
Multi Commodity Exchange of India Ltd. (a)	182	3,441
Muthoot Finance Ltd. (a)	199	1,221
Natco Pharma Ltd.	1,963	28,211
Ncc Ltd. (a)	2,630	3,905
Nestle India Ltd.	341	35,525
NTPC Ltd.	19,316	49,424
Oberoi Realty Ltd. (a)	646	3,994
Oil & Natural Gas Corp. Ltd.	25,395	73,689
Page Industries Ltd.	63	14,244
Persistent Systems Ltd.	117	1,066
Pfizer Ltd. (a)	47	1,270
PI Industries Ltd.	2,219	30,032
Piramal Enterprises Ltd. (a)	1,042	40,460
Power Finance Corp. Ltd. (a)	9,377	23,337
PVR Ltd. (a)	153	3,839
Rajesh Exports Ltd. (a)	1,185	11,339
RBL Bank Ltd.	690	6,058
Redington India Ltd.	688	1,336
Reliance Capital Ltd. (a)	586	6,060
Reliance Communication Ltd. (a)	5,693	3,046
Reliance Industries Ltd.	16,016	347,574
Reliance Infrastructure Ltd. (a)	1,233	11,435
Repco Home Finance Ltd.	83	992
Rural Electrification Corp. Ltd.	1,550	4,883
Sadbhav Engineering Ltd. (a)	240	1,247
Sanofi India Ltd.	25	1,630
Shree Cement Ltd.	113	33,725
Shriram Transport Finance Co. Ltd.	2,633	42,538
Siemens India Ltd.	1,016	20,741
Sintex Industries Ltd. (a)	1,300	2,288
SKF India Ltd. (a)	115	3,052
SKS Microfinance Ltd. (a)	197	2,463
State Bank of India	21,488	96,845
Strides Shasun Ltd. (a)	1,270	21,193
Sun Pharmaceutical Industries Ltd.	13,737	137,167
Sun TV Ltd. (a)	1,305	18,710
Sundaram Finance Ltd.	109	2,714
Supreme Industries Ltd.	796	13,475
Suzlon Energy Ltd. (a)	45,292	14,513
Symphony Ltd.	118	2,641
Tata Communications Ltd. (a)	372	4,172
Tata Consultancy Services Ltd.	6,283	222,153
Tata Global Beverages Ltd.	2,784	6,630
Tata Motors Ltd.	20,853	148,848
Tata Motors Ltd. Class A	4,763	20,744
Tata Power Co. Ltd.	8,396	11,009
Tata Steel Ltd. (a)	6,664	46,567
Tech Mahindra Ltd.	5,787	37,531
The Karur Vysya Bank Ltd. (a)	2,920	5,428
The Ramco Cements Ltd. (a)	1,219	13,032
Thermax Ltd. (a)	107	1,717
Titan Co. Ltd.	4,142	30,297
Tube Investments of India Ltd.	4,015	42,161
Tvs Motor Co. Ltd. (a)	1,218	9,397
Ultratech Cemco Ltd. (a)	1,029	68,007
United Spirits Ltd. (a)	900	26,262
UPL Ltd. (a)	4,330	54,295
Vakrangee Ltd. (a)	730	3,885
Vedanta Ltd. (a)	16,477	62,420
Vedanta Ltd. (a)	6,901	26,143
Videocon Industries Ltd. (a)	1,566	2,531
Voltas Ltd. (a)	2,256	14,424
WABCO India Ltd. (a)	11	1,025
Welspun India Ltd. (a)	12,290	18,228
Whirlpool of India Ltd. (a)	200	3,766
Wipro Ltd.	11,688	89,859
Yes Bank Ltd. (a)	4,565	115,758
Zee Entertainment Enterprises Ltd.	6,961	57,045

TOTAL INDIA		6,272,866

Indonesia - 0.6%
Kresna Graha Investama PT Tbk (a)	71,900	2,298
PT ACE Hardware Indonesia Tbk	126,100	8,846
PT Adaro Energy Tbk	152,900	20,361
PT AKR Corporindo Tbk	27,000	13,724
PT Aneka Tambang Tbk (a)	61,300	3,196
PT Astra International Tbk	272,700	183,109
PT Bank Central Asia Tbk	163,200	217,331
PT Bank CIMB Niaga Tbk (a)	328	31
PT Bank Danamon Indonesia Tbk Series A	62,500	22,789
PT Bank Jabar Banten Tbk	17,800	2,684
PT Bank Mandiri (Persero) Tbk	114,500	100,506
PT Bank Negara Indonesia (Persero) Tbk	124,500	59,546
PT Bank Rakyat Indonesia Tbk	137,100	132,687
PT Bank Tabungan Negara Tbk	44,800	7,731
PT Bumi Serpong Damai Tbk	115,400	15,497
PT Charoen Pokphand Indonesia Tbk	91,400	21,875
PT Ciputra Development Tbk	221,000	21,223
PT Global Mediacom Tbk	14,600	586
PT Gudang Garam Tbk	6,000	29,890
PT Hanjaya Mandala Sampoerna Tbk	100,100	28,688
PT Hanson International Tbk (a)	441,700	4,606
PT Indo Tambangraya Megah Tbk	6,400	9,183
PT Indocement Tunggal Prakarsa Tbk	19,900	25,306
PT Indofood CBP Sukses Makmur Tbk	28,700	18,894
PT Indofood Sukses Makmur Tbk	58,300	36,632
PT Japfa Comfeed Indonesia Tbk	32,300	3,550
PT Jasa Marga Tbk	19,796	6,891
PT Kalbe Farma Tbk	285,400	33,938
PT Kawasan Industri Jababeka Tbk (a)	136,100	3,370
PT Link Net Tbk	30,500	12,357
PT Lippo Karawaci Tbk	147,400	8,736
PT Matahari Department Store Tbk	40,200	44,033
PT Media Nusantara Citra Tbk	121,800	16,677
PT Pakuwon Jati Tbk	340,700	15,976
PT Pembangunan Perumahan Persero Tbk	40,658	9,700
PT Perusahaan Gas Negara Tbk Series B	121,700	22,187
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,779
PT PP Properti Tbk	481,000	9,527
PT Semen Baturaja (Persero) Tbk	37,700	9,984
PT Semen Gresik (Persero) Tbk	43,000	28,470
PT Sitara Propertindo Tbk (a)	49,100	2,431
PT Sugih Energy Tbk (a)	40,500	346
PT Summarecon Agung Tbk	144,300	14,723
PT Surya Citra Media Tbk	52,100	11,179
PT Tambang Batubara Bukit Asam Tbk	13,100	12,457
PT Telkomunikasi Indonesia Tbk Series B	651,400	214,888
PT Tower Bersama Infrastructure Tbk	18,200	7,988
PT Unilever Indonesia Tbk	17,500	58,425
PT United Tractors Tbk	22,900	46,216
PT Waskita Karya Persero Tbk	144,500	25,910
PT Wijaya Karya Persero Tbk	26,726	4,752
PT XL Axiata Tbk (a)	52,900	12,740
Siloam International Hospitals Tbk PT (a)	13,600	13,979

TOTAL INDONESIA		1,640,428

Ireland - 0.5%
Bank of Ireland (a)	379,318	95,447
C&C Group PLC	8,159	33,657
Cairn Homes PLC (a)	5,919	10,090
CRH PLC	10,264	373,857
Dalata Hotel Group PLC (a)	1,469	7,905
DCC PLC (United Kingdom)	1,137	104,999
Glanbia PLC	2,260	44,116
Grafton Group PLC unit	2,695	26,022
Green REIT PLC	10,615	15,783
Greencore Group PLC	8,925	26,356
Hibernia (REIT) PLC	5,123	7,115
Irish Continental Group PLC unit	1,246	7,194
Irish Residential Properties REIT PLC (a)	974	1,390
James Hardie Industries PLC CDI	6,005	101,937
Kerry Group PLC Class A	1,893	154,695
Kingspan Group PLC (Ireland)	2,181	75,870
Origin Enterprises PLC	1,879	15,249
Paddy Power Betfair PLC (Ireland)	1,067	118,902
Permanent Tsb Group Hld PLC (a)	637	1,700
Ryanair Holdings PLC sponsored ADR (a)	165	15,168
Smurfit Kappa Group PLC	3,281	87,884
United Drug PLC (United Kingdom)	3,222	31,173

TOTAL IRELAND		1,356,509

Isle of Man - 0.1%
Gaming VC Holdings SA	4,337	41,961
Genting Singapore PLC	84,300	67,276
New Europe Property Investments PLC	2,596	28,457
Paysafe Group PLC (a)	5,901	34,691
Playtech Ltd.	2,879	35,760
Redefine International PLC	5,153	2,553

TOTAL ISLE OF MAN		210,698

Israel - 0.5%
Airport City Ltd. (a)	866	11,453
Alony Hetz Properties & Investments Ltd.	1,835	17,013
Amot Investments Ltd.	781	3,722
Azrieli Group	486	25,885
Bank Hapoalim BM (Reg.)	13,369	83,459
Bank Leumi le-Israel BM (a)	20,602	96,417
Bezeq The Israel Telecommunication Corp. Ltd.	24,962	42,008
Caesarstone Sdot-Yam Ltd. (a)	229	9,091
Cellcom Israel Ltd. (Israel) (a)	309	3,054
Check Point Software Technologies Ltd. (a)	1,674	174,113
CyberArk Software Ltd. (a)	440	23,280
Delek Group Ltd.	44	9,888
Elbit Systems Ltd. (Israel)	374	44,558
First International Bank of Israel	120	1,978
Formula Systems (1985) Ltd.	126	4,951
Frutarom Industries Ltd.	494	29,039
Gazit-Globe Ltd.	1,653	16,773
Harel Insurance Investments and Financial Services Ltd.	2,295	12,217
Israel Chemicals Ltd.	6,490	28,044
Israel Corp. Ltd. (Class A) (a)	55	9,900
Israel Discount Bank Ltd. (Class A) (a)	17,817	43,143
Ituran Location & Control Ltd.	819	25,635
Jerusalem Economy Ltd. (a)	1,266	3,103
Jerusalem Oil Exploration Ltd. (a)	29	1,685
Kornit Digital Ltd. (a)(b)	506	10,171
Mazor Robotics Ltd. (a)	800	14,278
Melisron Ltd.	254	13,851
Migdal Insurance & Financial Holdings Ltd.	2,273	2,240
Mizrahi Tefahot Bank Ltd.	1,474	23,808
NeuroDerm Ltd. (a)	223	6,439
NICE Systems Ltd.	960	65,735
Oil Refineries Ltd.	2,892	1,150
Orbotech Ltd. (a)	627	20,647
Partner Communications Co. Ltd. (a)	1,320	6,447
Paz Oil Co. Ltd.	242	39,476
Plus500 Ltd.	388	2,377
Radware Ltd. (a)	1,220	19,923
Reit 1 Ltd.	493	1,667
Shikun & Binui Ltd.	1,469	3,853
SodaStream International Ltd. (a)	334	18,166
Strauss Group Ltd.	612	10,762
Taro Pharmaceutical Industries Ltd. (a)	122	14,256
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,123	382,844
Tower Semiconductor Ltd. (a)	1,343	29,528
Wix.com Ltd. (a)	322	26,549

TOTAL ISRAEL		1,434,576

Italy - 1.4%
A2A SpA	18,827	27,994
ACEA SpA	450	6,475
Amplifon SpA	1,039	13,253
Anima Holding SpA	2,776	18,143
Ansaldo STS SpA	1,453	19,500
Assicurazioni Generali SpA	14,219	225,052
Astm SpA	569	8,770
Atlantia SpA	4,570	115,890
Autogrill SpA	1,608	18,287
Azimut Holding SpA	1,437	28,051
Banca Generali SpA	681	19,576
Banca IFIS SpA	160	6,902
Banca Mediolanum S.p.A.	4,531	34,673
Banca Monte dei Paschi di Siena SpA (a)	224	3,680
Banca Popolare dell'Emilia Romagna	5,562	30,415
Banca Popolare di Sondrio SCARL	9,355	34,831
Banco BPM SpA	20,379	59,271
Beni Stabili SpA SIIQ	8,733	5,546
Biesse SpA (a)	462	14,242
Brembo SpA	316	24,835
Brunello Cucinelli SpA	187	4,897
Buzzi Unicem SpA	1,118	28,741
Cerved Information Solutions SpA	2,443	26,079
Compagnie Industriali Riunite SpA (CIR)	1,763	2,835
Credito Emiliano SpA	3,458	24,145
Credito Valtellinese SC	2,001	7,237
Danieli & C. Officine Meccaniche SpA	93	2,325
Datalogic SpA	103	2,825
Davide Campari-Milano SpA	4,714	55,766
De Longhi SpA	907	27,664
DiaSorin S.p.A.	266	19,935
Digital Multimedia Technologies SpA	299	17,262
Enav SpA	2,449	10,031
Enel SpA	98,922	470,294
Eni SpA	33,324	516,889
ERG SpA	1,629	20,229
Fincantieri SpA (a)	10,454	10,243
FinecoBank SpA	4,749	33,780
Hera SpA	12,677	36,263
Immobiliare Grande Distribuzione SpA	6,688	5,988
Industria Macchine Automatiche SpA (IMA)	240	21,176
Infrastrutture Wireless Italiane SpA (c)	3,030	16,767
Interpump Group SpA	799	21,193
Intesa Sanpaolo SpA	147,716	431,198
Intesa Sanpaolo SpA (Risparmio Shares)	29,595	80,917
Iren SpA	6,176	13,018
Italgas SpA	5,032	22,748
Italmobiliare SpA	33	1,848
Leonardo SpA	5,284	83,057
Luxottica Group SpA	2,012	116,597
Maire Tecnimont SpA	1,821	7,236
MARR SpA	300	7,245
Mediaset SpA	9,035	36,946
Mediobanca SpA	8,220	79,019
Moncler SpA	1,634	40,333
OVS	2,020	13,444
Piaggio & C SpA	1,051	2,175
Poste Italiane SpA	7,419	50,833
Prysmian SpA	2,623	75,745
Rai Way SpA	3,341	17,549
Recordati SpA	1,178	43,641
Reply SpA	42	7,361
Safilo Group SpA (a)	143	1,033
Saipem SpA (a)	77,987	33,607
Salini Impregilo SpA	1,900	6,466
Salvatore Ferragamo Italia SpA	535	17,139
Saras Raffinerie Sarde SpA	6,039	12,617
Snam Rete Gas SpA	29,422	130,056
Societa Cattolica Di Assicurazioni SCRL	1,753	15,572
Societa Iniziative Autostradali e Servizi SpA (SIAS)	644	6,489
Technogym SpA	1,444	11,254
Telecom Italia SpA (a)	108,163	96,005
Terna SpA	21,792	109,907
Tod's SpA	177	13,680
UniCredit SpA	24,608	400,474
Unione di Banche Italiane SCpA	11,124	46,846
Unipol Gruppo Finanziario SpA	5,416	24,141
Unipolsai SpA	14,844	34,118
YOOX SpA (a)	741	19,695
Zignago Vetro SpA	165	1,362

TOTAL ITALY		4,209,321

Japan - 16.4%
77 Bank Ltd.	5,000	21,619
A/S One Corp.	100	4,427
ABC-MART, Inc.	400	22,211
ACOM Co. Ltd. (a)	6,400	28,419
Activia Properties, Inc.	8	38,107
Adastria Co. Ltd.	200	4,968
Adeka Corp.	2,600	38,367
Advance Residence Investment Corp.	22	57,943
Advantest Corp.	2,600	48,536
Aeon (REIT) Investment Corp.	17	18,590
AEON Co. Ltd.	8,400	124,597
Aeon Delight Co. Ltd.	100	3,050
AEON Financial Service Co. Ltd.	1,500	28,809
AEON MALL Co. Ltd.	2,100	35,661
Ai Holdings Corp.	300	7,379
Aica Kogyo Co. Ltd.	1,200	34,232
Aichi Steel Corp.	100	3,911
Aida Engineering Ltd.	200	1,740
Aiful Corp. (a)	1,900	5,727
Ain Holdings, Inc.	500	34,627
Air Water, Inc.	2,200	42,352
Aisin Seiki Co. Ltd.	2,400	117,336
Ajinomoto Co., Inc.	6,300	122,581
Akita Bank Ltd.	1,000	3,176
Alfresa Holdings Corp.	3,000	54,120
All Nippon Airways Ltd.	14,000	42,135
Alpine Electronics, Inc.	200	2,908
Alps Electric Co. Ltd.	2,700	79,323
Amada Holdings Co. Ltd.	5,800	68,887
Amano Corp.	500	10,675
Anicom Holdings, Inc.	200	4,778
Anritsu Corp.	1,900	15,357
Aoki International Co. Ltd.	200	2,467
Aoyama Trading Co. Ltd.	1,400	49,984
Aozora Bank Ltd.	21,000	76,484
ARCS Co. Ltd.	400	8,576
Ariake Japan Co. Ltd.	200	12,649
Asahi Diamond Industrial Co. Ltd.	300	2,301
Asahi Glass Co. Ltd.	13,000	112,653
Asahi Group Holdings	4,900	184,835
Asahi Holdings, Inc.	100	1,863
ASAHI INTECC Co. Ltd.	600	26,643
Asahi Kasei Corp.	15,000	142,969
Asatsu-DK, Inc.	200	5,185
Asics Corp.	1,900	33,594
ASKUL Corp.	100	2,911
Astellas Pharma, Inc.	26,600	350,777
Atom Corp.	1,400	9,105
Autobacs Seven Co. Ltd.	1,400	21,174
Avex Group Holdings, Inc.	200	2,939
Axial Retailing, Inc.	100	3,826
Azbil Corp.	800	26,912
Bandai Namco Holdings, Inc.	3,000	94,057
Bank of Kyoto Ltd.	4,000	31,648
Bank of Nagoya Ltd.	100	3,669
Bank of The Ryukyus Ltd.	200	2,756
Belc Co. Ltd.	100	4,449
Benefit One, Inc.	100	3,055
Benesse Holdings, Inc.	900	27,168
Bic Camera, Inc.	1,600	15,917
BML, Inc.	100	2,182
Bridgestone Corp.	8,000	333,564
Brother Industries Ltd.	3,600	73,986
Bunka Shutter Co. Ltd.	300	2,306
Calbee, Inc.	800	27,917
Canon Marketing Japan, Inc.	500	10,532
Canon, Inc.	12,900	428,125
Capcom Co. Ltd.	400	8,626
Casio Computer Co. Ltd.	3,900	54,962
Cawachi Ltd.	200	5,253
Central Glass Co. Ltd.	3,000	12,972
Central Japan Railway Co.	1,800	301,709
Chiba Bank Ltd.	10,000	66,921
Chiyoda Co. Ltd.	100	2,495
Chiyoda Corp.	2,000	13,294
Chofu Seisakusho Co. Ltd.	100	2,392
Chubu Electric Power Co., Inc.	8,800	118,215
Chudenko Corp.	600	13,176
Chugai Pharmaceutical Co. Ltd.	3,000	106,302
Chugoku Electric Power Co., Inc.	2,900	31,608
Chugoku Marine Paints Ltd.	300	2,218
Citizen Watch Co. Ltd.	4,700	31,158
CKD Corp.	300	3,754
Clarion Co. Ltd.	1,000	3,965
Coca-Cola West Co. Ltd.	2,150	63,936
cocokara fine HOLDINGS, Inc.	300	14,183
COLOPL, Inc.	500	4,615
Colowide Co. Ltd.	1,100	18,058
Comforia Residential REIT, Inc.	9	19,926
COMSYS Holdings Corp.	1,300	24,746
Concordia Financial Group Ltd.	15,900	73,057
Cookpad, Inc.	500	3,978
Cosmo Energy Holdings Co. Ltd.	800	12,681
Cosmos Pharmaceutical Corp.	100	20,247
Create Restaurants Holdings, Inc.	200	1,620
Create SD Holdings Co. Ltd.	1,100	25,834
Credit Saison Co. Ltd.	2,000	36,403
CyberAgent, Inc.	1,200	37,246
CYBERDYNE, Inc. (a)	1,300	18,367
Dai Nippon Printing Co. Ltd.	6,000	66,741
Dai-ichi Mutual Life Insurance Co.	13,000	221,108
Daibiru Corp.	200	1,844
Daicel Chemical Industries Ltd.	4,200	48,188
Daido Metal Co. Ltd.	400	3,567
Daido Steel Co. Ltd.	4,000	22,283
Daifuku Co. Ltd.	1,100	27,797
Daihen Corp.	1,000	6,342
Daiho Corp.	1,000	4,871
Daiichi Sankyo Kabushiki Kaisha	7,200	159,727
Daiichikosho Co. Ltd.	700	30,361
Daikin Industries Ltd.	2,900	281,610
Daikyo, Inc.	4,000	8,325
DaikyoNishikawa Corp.	1,600	20,309
Dainippon Sumitomo Pharma Co. Ltd.	2,000	32,797
Daio Paper Corp.	1,000	12,675
Daiseki Co. Ltd.	600	13,375
Daito Trust Construction Co. Ltd.	1,000	147,118
Daiwa House Industry Co. Ltd.	6,900	204,942
Daiwa House REIT Investment Corp.	16	40,447
Daiwa Office Investment Corp.	5	24,355
Daiwa Securities Group, Inc.	23,000	139,743
Daiwabo Holdings Co. Ltd.	1,000	3,516
DCM Japan Holdings Co. Ltd.	800	6,968
DeNA Co. Ltd.	1,100	23,554
Denki Kagaku Kogyo KK	12,000	61,790
DENSO Corp.	6,000	258,300
Dentsu, Inc.	2,900	163,373
Descente Ltd.	1,800	21,847
Dexerials Corp.	200	1,798
Dic Corp.	900	32,012
Digital Garage, Inc.	300	6,346
Dip Corp.	800	17,676
Disco Corp.	400	63,225
Dmg Mori Co. Ltd.	1,400	23,083
Don Quijote Holdings Co. Ltd.	1,900	69,285
Doshisha Co. Ltd.	100	2,021
Doutor Nichires Holdings Co., Ltd.	500	10,603
Dowa Holdings Co. Ltd.	3,000	22,337
Dr. Ci:Labo Co., Ltd.	300	8,800
DTS Corp.	100	2,621
Duskin Co. Ltd.	600	13,456
Dydo Group Holdings, Inc.	100	4,808
Eagle Industry Co. Ltd.	300	4,241
Earth Chemical Co. Ltd.	100	5,418
East Japan Railway Co.	4,100	366,104
Ebara Corp.	1,100	33,501
EDION Corp.	1,300	12,676
Eiken Chemical Co. Ltd.	100	2,745
Eisai Co. Ltd.	3,300	173,237
Eizo Corp.	100	3,306
Electric Power Development Co. Ltd.	1,700	39,421
en-japan, Inc.	100	2,222
EPS Co. Ltd.	200	2,634
euglena Co. Ltd. (a)	1,200	12,466
Exedy Corp.	200	5,454
Ezaki Glico Co. Ltd.	500	26,329
FamilyMart Co. Ltd.	1,341	75,787
Fancl Corp.	200	3,364
Fanuc Corp.	2,400	488,631
Fast Retailing Co. Ltd.	700	228,320
FCC Co. Ltd.	300	5,716
Financial Products Group Co. Ltd.	700	6,078
Foster Electric Co. Ltd.	100	1,669
FP Corp.	400	19,018
Frontier Real Estate Investment Corp.	7	30,549
Fuji Electric Co. Ltd.	9,000	49,329
Fuji Kyuko Co. Ltd.	1,000	9,150
Fuji Machine Manufacturing Co. Ltd.	1,000	12,693
Fuji Oil Holdings, Inc.	700	16,408
Fuji Seal International, Inc.	600	14,285
Fuji Soft ABC, Inc.	600	15,830
Fujicco Co. Ltd.	100	2,287
Fujifilm Holdings Corp.	5,600	207,673
Fujikura Ltd.	3,200	24,027
Fujimi, Inc.	200	3,856
Fujimori Kogyo Co. Ltd.	400	12,523
Fujitec Co. Ltd.	300	3,552
Fujitsu General Ltd.	1,000	21,216
Fujitsu Ltd.	24,000	149,587
Fukuda Denshi Co. Ltd.	100	6,037
Fukuoka (REIT) Investment Fund	18	28,419
Fukuoka Financial Group, Inc.	9,000	41,014
Fukushima Industries Corp.	100	3,548
Fukuyama Transporting Co. Ltd.	1,000	6,082
Funai Soken Holdings, Inc.	100	1,922
Furukawa Co. Ltd.	6,000	11,572
Furukawa Electric Co. Ltd.	800	32,366
Fuso Chemical Co. Ltd.	300	9,379
Futaba Corp.	100	1,795
Futaba Industrial Co. Ltd.	700	5,846
Fuyo General Lease Co. Ltd.	100	4,665
G-Tekt Corp.	100	1,763
Global One Real Estate Investment Corp.	1	3,445
Glory Ltd.	800	26,840
GLP J-REIT	30	33,828
GMO Internet, Inc.	1,100	13,055
GMO Payment Gateway, Inc.	200	8,971
Goldcrest Co. Ltd.	300	5,329
GREE, Inc.	1,000	8,029
GS Yuasa Corp.	3,000	13,887
Gulliver International Co. Ltd.	400	2,099
GungHo Online Entertainment, Inc. (a)	5,300	11,886
Gunma Bank Ltd.	5,700	30,577
Gunze Ltd.	7,000	28,320
Gurunavi, Inc.	100	2,009
H.I.S. Co. Ltd.	800	19,075
H2O Retailing Corp.	1,200	20,335
Hakuhodo DY Holdings, Inc.	2,400	29,216
Hamamatsu Photonics K.K.	1,600	47,006
Hankyu Hanshin Holdings, Inc.	3,200	105,638
Hankyu REIT, Inc.	9	11,844
Hanwa Co. Ltd.	2,000	14,174
Harmonic Drive Systems, Inc.	500	15,721
Haseko Corp.	3,200	36,514
Hazama Ando Corp.	4,700	33,434
Heiwa Corp.	500	12,877
Heiwa Real Estate (REIT), Inc.	15	11,357
Heiwa Real Estate Co. Ltd.	200	3,186
Heiwado Co. Ltd.	200	4,290
Hiday Hidaka Corp.	1,400	29,564
Hikari Tsushin, Inc.	200	19,197
Hino Motors Ltd.	3,000	37,596
Hirata Corp.	100	7,894
Hirose Electric Co. Ltd.	400	53,716
Hiroshima Bank Ltd.	8,000	34,519
Hisamitsu Pharmaceutical Co., Inc.	700	35,793
Hitachi Capital Corp.	400	9,792
Hitachi Chemical Co. Ltd.	1,800	51,509
Hitachi Construction Machinery Co. Ltd.	1,200	30,906
Hitachi High-Technologies Corp.	800	31,900
Hitachi Kokusai Electric, Inc.	800	17,941
Hitachi Ltd.	62,000	342,105
Hitachi Maxell Ltd.	200	3,949
Hitachi Metals Ltd.	2,500	35,008
Hitachi Transport System Ltd.	300	6,375
Hitachi Zosen Corp.	2,900	16,832
Hogy Medical Co. Ltd.	100	6,423
Hokkaido Electric Power Co., Inc.	2,400	17,417
Hokuetsu Kishu Paper Co. Ltd.	2,300	16,031
Hokuhoku Financial Group, Inc.	1,800	28,257
Hokuriku Electric Power Co., Inc.	2,400	22,175
Hokuto Corp.	100	1,877
Honda Motor Co. Ltd.	21,300	619,951
Horiba Ltd.	600	35,362
Hoshino Resorts REIT, Inc.	2	10,155
Hoshizaki Corp.	800	66,670
Hosiden Corp.	1,800	19,813
House Foods Group, Inc.	1,000	22,229
Hoya Corp.	4,800	229,246
Hulic (REIT), Inc.	12	19,269
Hulic Co. Ltd.	4,100	38,619
Hyakujushi Bank Ltd.	7,000	23,171
Ibiden Co. Ltd.	1,400	24,615
IBJ Leasing Co. Ltd.	200	4,345
Ichibanya Co. Ltd.	100	3,225
Ichigo Real Estate Investment Corp.	11	6,227
Ichigo, Inc.	1,700	4,941
Idemitsu Kosan Co. Ltd.	1,000	31,980
IHI Corp. (a)	21,000	71,209
Iida Group Holdings Co. Ltd.	2,500	39,785
Inaba Denki Sangyo Co. Ltd.	400	14,532
Inabata & Co. Ltd.	1,000	12,353
Industrial & Infrastructure Fund Investment Corp.	4	17,654
Ines Corp.	2,900	27,081
Infomart Corp.	3,200	19,204
INPEX Corp.	12,300	117,897
Internet Initiative Japan, Inc.	1,300	23,755
Invesco Office J-REIT, Inc.	6	5,285
Invincible Investment Corp.	47	18,003
Iriso Electronics Co. Ltd.	100	6,324
Iseki & Co. Ltd. (a)	1,000	2,054
Isetan Mitsukoshi Holdings Ltd.	5,500	60,045
Isuzu Motors Ltd.	7,800	105,796
IT Holdings Corp.	1,000	25,198
ITO EN Ltd.	700	25,369
Itochu Corp.	18,100	255,892
Itochu Enex Co. Ltd.	300	2,500
ITOCHU Techno-Solutions Corp.	600	17,466
Itoham Yonekyu Holdings, Inc. (a)	1,600	14,798
Iwatani Corp.	3,000	17,681
Iyo Bank Ltd.	3,500	24,835
Izumi Co. Ltd.	600	30,034
J Trust Co. Ltd.	600	4,656
J. Front Retailing Co. Ltd.	3,000	43,194
JACCS Co. Ltd.	1,000	4,288
JAFCO Co. Ltd.	500	17,807
Japan Airlines Co. Ltd.	1,500	47,365
Japan Airport Terminal Co. Ltd.	500	17,358
Japan Aviation Electronics Industry Ltd.	1,000	13,671
Japan Display, Inc. (a)	6,900	15,598
Japan Excellent, Inc.	15	17,560
Japan Exchange Group, Inc.	6,900	96,622
Japan Hotel REIT Investment Corp. (a)	48	32,682
Japan Lifeline Co. Ltd.	200	4,013
Japan Logistics Fund, Inc.	13	27,743
Japan Petroleum Exploration Co. Ltd.	300	6,564
Japan Post Bank Co. Ltd.	4,300	53,502
Japan Post Holdings Co. Ltd.	4,900	60,703
Japan Prime Realty Investment Corp.	20	75,084
Japan Real Estate Investment Corp.	17	89,518
Japan Rental Housing Investment, Inc.	42	30,179
Japan Retail Fund Investment Corp.	46	89,875
Japan Securities Finance Co. Ltd.	500	2,628
Japan Steel Works Ltd.	900	14,436
Japan Tobacco, Inc.	13,700	455,458
Japan Wool Textile Co. Ltd.	400	3,136
JCR Pharmaceuticals Co. Ltd.	100	2,138
JEOL Ltd.	1,000	4,916
JFE Holdings, Inc.	6,900	117,636
JGC Corp.	3,100	54,088
JIN Co. Ltd.	100	5,382
Joyful Honda Co. Ltd.	700	23,171
JSR Corp.	2,200	40,181
JTEKT Corp.	2,600	40,910
Juroku Bank Ltd.	3,000	9,527
Justsystems Corp.	700	8,396
JVC KENWOOD Holdings, Inc.	700	1,865
JX Holdings, Inc.	40,050	180,750
K's Holdings Corp.	1,200	23,090
kabu.com Securities Co. Ltd.	600	1,895
Kadokawa Dwango Corp.	500	6,916
Kagome Co. Ltd. (a)	900	24,503
Kajima Corp.	13,000	88,280
Kakaku.com, Inc.	1,600	23,065
Kaken Pharmaceutical Co. Ltd.	400	23,718
Kameda Seika Co. Ltd.	100	4,548
Kamigumi Co. Ltd.	5,000	45,391
Kanamoto Co. Ltd.	400	10,837
Kandenko Co. Ltd.	1,000	9,939
Kaneka Corp.	3,000	23,629
Kanematsu Corp.	2,000	4,073
Kansai Electric Power Co., Inc.	8,900	120,317
Kansai Paint Co. Ltd.	2,800	61,991
Kanto Denka Kogyo Co. Ltd.	1,000	8,800
Kao Corp.	6,300	347,454
Kato Sangyo	100	2,454
Kawasaki Heavy Industries Ltd.	25,000	75,577
Kawasaki Kisen Kaisha Ltd.	18,000	47,311
KDDI Corp.	23,100	612,475
Keihan Electric Railway Co., Ltd.	6,000	37,730
Keihin Corp.	200	3,142
Keihin Electric Express Railway Co. Ltd.	5,000	57,367
Keio Corp.	8,000	64,014
Keisei Electric Railway Co.	1,800	42,806
Kenedix Office Investment Corp.	5	28,347
Kenedix Residential Investment Corp.	3	7,705
Kenedix Retail REIT Corp.	16	34,863
Kenedix, Inc.	2,200	10,144
Kewpie Corp.	1,200	30,507
Keyence Corp.	1,200	482,261
Kikkoman Corp.	2,000	61,449
Kinden Corp.	1,800	27,240
Kintetsu Group Holdings Co. Ltd.	29,000	105,880
Kintetsu World Express, Inc.	400	6,204
Kirin Holdings Co. Ltd.	11,000	213,734
Kisoji Co. Ltd.	300	7,029
Kissei Pharmaceutical Co. Ltd.	1,700	44,347
Kitz Corp.	1,400	9,796
Kobayashi Pharmaceutical Co. Ltd.	800	41,911
Kobe Steel Ltd. (a)	3,600	31,971
Kohnan Shoji Co. Ltd.	100	1,931
Koito Manufacturing Co. Ltd.	1,600	82,530
Kokuyo Co. Ltd.	2,400	31,175
Komatsu Ltd.	12,100	323,331
KOMEDA Holdings Co. Ltd.	100	1,725
KOMERI Co. Ltd.	600	14,715
Komori Corp.	500	6,607
Konami Holdings Corp.	1,400	58,210
Konica Minolta, Inc.	7,300	64,503
Konoike Transport Co. Ltd.	500	6,800
Kose Corp.	500	47,410
Kotobuki Spirits Co. Ltd.	100	2,696
Kubota Corp.	13,900	218,584
Kumagai Gumi Co. Ltd.	3,000	8,074
Kura Corp. Ltd.	100	4,118
Kurabo Industries Ltd.	3,000	6,701
Kuraray Co. Ltd.	3,900	62,904
Kureha Chemical Industry Co. Ltd.	100	4,431
Kurita Water Industries Ltd.	1,300	33,539
Kuroda Electric Co. Ltd.	100	2,086
Kusuri No Aoki Holdings Co. Ltd.	100	4,319
Kyb Corp.	3,000	14,802
Kyocera Corp.	4,000	226,418
Kyoei Steel Ltd.	100	1,617
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	8,248
Kyorin Holdings, Inc.	500	10,460
Kyoritsu Maintenance Co. Ltd.	200	5,840
Kyowa Exeo Corp.	2,000	30,213
Kyowa Hakko Kirin Co., Ltd.	3,100	53,171
Kyudenko Corp.	600	17,197
Kyushu Electric Power Co., Inc.	6,800	73,322
Kyushu Financial Group, Inc.	4,700	29,260
LaSalle Logiport REIT	15	14,250
Lasertec Corp.	400	5,207
Lawson, Inc.	600	39,830
Leopalace21 Corp.	4,200	22,305
LIFE Corp.	100	2,658
LIFULL Co. Ltd.	200	1,403
LINE Corp.	500	17,252
Lintec Corp.	500	11,007
Lion Corp.	3,000	54,147
LIXIL Group Corp.	3,600	89,875
M3, Inc.	2,600	66,449
Mabuchi Motor Co. Ltd.	600	33,855
Macnica Fuji Electronics Holdings, Inc.	200	2,838
Maeda Corp.	1,000	9,204
Maeda Road Construction Co. Ltd.	1,000	18,426
Makino Milling Machine Co. Ltd.	1,000	8,899
Makita Corp.	3,100	110,540
Mandom Corp.	300	14,236
Mani, Inc.	100	2,584
Marubeni Corp.	23,500	144,700
Marudai Food Co. Ltd.	1,000	4,575
Maruha Nichiro Corp.	1,400	40,000
Marui Group Co. Ltd.	2,900	39,699
Maruichi Steel Tube Ltd.	1,200	34,017
Marusan Securities Co. Ltd.	900	7,072
Matsui Securities Co. Ltd.	1,700	13,847
Matsumotokiyoshi Holdings Co. Ltd.	600	30,087
Max Co. Ltd.	1,000	14,622
Mazda Motor Corp.	7,600	112,269
McDonald's Holdings Co. (Japan) Ltd.	900	27,733
MCJ Co. Ltd.	300	3,461
MCUBS MidCity Investment Corp.	4	11,949
Mebuki Financial Group, Inc.	15,270	59,861
Medipal Holdings Corp.	2,000	33,084
Megachips Corp.	100	2,635
Megmilk Snow Brand Co. Ltd.	600	17,896
Meidensha Corp.	1,000	3,651
Meiji Holdings Co. Ltd.	1,500	127,293
Meitec Corp.	300	12,958
Micronics Japan Co. Ltd.	100	868
Milbon Co. Ltd.	100	4,835
Minebea Mitsumi, Inc.	4,995	72,186
Miraca Holdings, Inc.	800	36,887
Mirait Holdings Corp.	300	3,116
Miroku Jyoho Service Co., Ltd.	200	3,791
Misumi Group, Inc.	3,900	73,854
Mitsuba Corp.	500	9,455
Mitsubishi Chemical Holdings Corp.	18,100	141,634
Mitsubishi Corp.	19,900	429,062
Mitsubishi Electric Corp.	25,300	352,691
Mitsubishi Estate Co. Ltd.	16,200	309,540
Mitsubishi Gas Chemical Co., Inc.	2,900	61,967
Mitsubishi Heavy Industries Ltd.	41,000	164,037
Mitsubishi Logistics Corp.	1,000	12,918
Mitsubishi Materials Corp.	1,900	56,501
Mitsubishi Motors Corp. of Japan	8,900	56,925
Mitsubishi Pencil Co. Ltd.	300	16,632
Mitsubishi Shokuhin Co. Ltd.	100	3,198
Mitsubishi Tanabe Pharma Corp.	2,400	48,700
Mitsubishi UFJ Financial Group, Inc.	163,800	1,037,934
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,200	27,149
Mitsuboshi Belting Ltd.	1,000	9,590
Mitsui & Associates Telepark Corp.	300	5,175
Mitsui & Co. Ltd.	20,800	293,504
Mitsui Chemicals, Inc.	10,000	51,133
Mitsui Engineering & Shipbuilding Co.	10,000	15,340
Mitsui Fudosan Co. Ltd.	10,800	237,314
Mitsui Fudosan Logistics Park, Inc.	1	2,920
Mitsui Mining & Smelting Co. Ltd.	7,000	23,611
Mitsui OSK Lines Ltd.	13,000	39,767
Mitsui Sugar Co. Ltd.	700	17,250
Mitsui-Soko Co. Ltd.	2,000	5,885
Miura Co. Ltd.	1,100	18,423
mixi, Inc.	500	27,719
Mizuho Financial Group, Inc.	304,400	556,422
Mizuno Corp.	1,000	5,167
Mochida Pharmaceutical Co. Ltd.	100	7,535
Modec, Inc.	300	6,316
Monex Group, Inc.	900	2,253
MonotaRO Co. Ltd.	700	22,763
Mori Hills REIT Investment Corp.	20	25,979
MORI TRUST Sogo (REIT), Inc.	13	20,303
Morinaga & Co. Ltd.	400	18,910
Morinaga Milk Industry Co. Ltd.	3,000	23,682
Morita Holdings Corp.	100	1,461
MOS Food Services, Inc.	400	12,541
MS&AD Insurance Group Holdings, Inc.	6,100	198,746
Murata Manufacturing Co. Ltd.	2,400	321,758
Musashi Seimitsu Industry Co. Ltd.	100	2,454
Nabtesco Corp.	1,300	36,851
Nachi-Fujikoshi Corp.	5,000	26,643
Nagaileben Co. Ltd.	100	2,304
Nagase & Co. Ltd.	1,900	27,526
Nagoya Railroad Co. Ltd.	14,000	64,301
Nakanishi, Inc.	300	11,787
Namura Shipbuilding Co. Ltd.	500	3,225
Nankai Electric Railway Co. Ltd.	7,000	34,411
NanoCarrier Co. Ltd. (a)	200	1,193
NEC Corp.	38,000	94,425
NEC System Integration & Constuction Ltd.	100	2,089
Net One Systems Co. Ltd.	900	8,211
New Hampshire Foods Ltd.	2,000	56,874
Nexon Co. Ltd.	2,100	35,699
NGK Insulators Ltd.	3,700	79,028
NGK Spark Plug Co. Ltd.	2,700	58,396
NHK Spring Co. Ltd.	2,800	31,221
Nichi-iko Pharmaceutical Co. Ltd.	500	7,755
Nichias Corp.	1,000	10,209
Nichicon Corp.	200	1,900
Nichiha Corp.	600	18,838
Nichirei Corp.	1,900	47,298
Nidec Corp.	3,000	275,039
Nifco, Inc.	500	24,938
Nihon Kohden Corp.	1,200	27,138
Nihon M&A Center, Inc.	800	27,342
Nihon Parkerizing Co. Ltd.	2,300	29,525
Nihon Unisys Ltd.	400	5,605
Nikkiso Co. Ltd.	2,200	22,439
Nikkon Holdings Co. Ltd.	500	10,455
Nikon Corp.	3,800	54,200
Nintendo Co. Ltd.	1,400	354,292
Nippo Corp.	1,000	19,251
Nippon Accommodations Fund, Inc.	5	21,485
Nippon Building Fund, Inc.	18	95,752
Nippon Densetsu Kogyo Co. Ltd.	600	11,868
Nippon Electric Glass Co. Ltd.	5,000	30,994
Nippon Express Co. Ltd.	13,000	71,370
Nippon Flour Mills Co. Ltd.	500	7,495
Nippon Gas Co. Ltd.	500	14,375
Nippon Kayaku Co. Ltd.	2,000	27,307
Nippon Light Metal Holding Co. Ltd.	4,500	10,052
Nippon Paint Holdings Co. Ltd.	2,100	80,534
Nippon Paper Industries Co. Ltd.	1,500	28,352
Nippon Prologis REIT, Inc.	23	48,631
Nippon REIT Investment Corp.	3	7,705
Nippon Seiki Co. Ltd.	1,000	20,812
Nippon Sheet Glass Co. Ltd. (a)	900	7,000
Nippon Shinyaku Co. Ltd.	600	31,864
Nippon Shokubai Co. Ltd.	300	20,157
Nippon Signal Co. Ltd.	200	1,916
Nippon Soda Co. Ltd.	1,000	5,418
Nippon Steel & Sumikin Bussan Corp.	100	4,113
Nippon Steel & Sumitomo Metal Corp.	10,000	225,207
Nippon Suisan Kaisha Co. Ltd.	4,100	19,751
Nippon Telegraph & Telephone Corp.	8,500	364,273
Nippon Yusen KK	18,000	36,170
Nipro Corp.	1,900	28,805
Nishi-Nippon Financial Holdings, Inc. (a)	1,900	18,101
Nishi-Nippon Railroad Co. Ltd.	5,000	21,126
Nishimatsu Construction Co. Ltd.	6,000	30,518
Nishimatsuya Chain Co. Ltd.	1,000	10,630
Nishio Rent All Co. Ltd.	100	3,023
Nissan Chemical Industries Co. Ltd.	1,300	40,292
Nissan Motor Co. Ltd.	29,500	281,004
Nissan Shatai Co. Ltd.	700	6,581
Nissha Printing Co. Ltd.	200	4,973
Nisshin Oillio Group Ltd.	1,000	5,921
Nisshin Seifun Group, Inc.	3,500	53,658
Nisshin Steel Co. Ltd.	400	4,887
Nisshinbo Holdings, Inc.	1,800	18,392
Nissin Electric Co. Ltd.	400	4,729
Nissin Food Holdings Co. Ltd.	700	40,063
Nissin Kogyo Co. Ltd.	200	3,434
Nitori Holdings Co. Ltd.	1,000	130,164
Nitta Corp.	100	2,826
Nitto Boseki Co. Ltd.	1,000	5,050
Nitto Denko Corp.	2,200	165,560
Nitto Kogyo Corp.	500	7,199
NKSJ Holdings, Inc.	4,700	177,333
Noevir Holdings Co. Ltd.	100	4,118
NOF Corp.	2,000	22,534
NOK Corp.	1,100	26,159
NOMURA Co. Ltd.	500	9,558
Nomura Holdings, Inc.	47,700	286,659
Nomura Real Estate Holdings, Inc.	1,500	25,338
Nomura Real Estate Master Fund, Inc.	51	73,521
Nomura Research Institute Ltd.	1,870	65,087
Noritz Corp.	100	1,946
North Pacific Bank Ltd.	5,300	20,206
NS Solutions Corp.	300	6,566
NSD Co. Ltd.	1,200	19,549
NSK Ltd.	5,400	73,631
NTN Corp.	5,000	25,432
NTT Data Corp.	1,700	78,843
NTT DOCOMO, Inc.	16,900	408,931
NTT Urban Development Co.	1,000	9,015
Obara Group, Inc.	100	4,566
Obayashi Corp.	7,600	73,699
OBIC Business Consultants Ltd.	100	4,916
OBIC Co. Ltd.	1,000	54,003
Odakyu Electric Railway Co. Ltd.	4,300	83,396
Ogaki Kyoritsu Bank Ltd.	3,000	8,746
Ohsho Food Service Corp.	100	3,727
Oiles Corp.	100	1,817
Oji Holdings Corp.	10,000	48,352
Okamoto Industries, Inc.	1,000	10,837
Okamura Corp.	800	7,076
Okasan Securities Group, Inc.	1,000	5,822
Oki Electric Industry Co. Ltd.	1,100	16,420
Okuma Corp.	1,000	10,469
Okumura Corp.	1,000	6,181
Olympus Corp.	3,400	130,845
OMRON Corp.	2,600	108,805
Ono Pharmaceutical Co. Ltd.	5,600	115,391
Onward Holdings Co. Ltd.	1,000	7,437
Open House Co. Ltd.	700	17,168
Optex Group Co. Ltd.	100	2,772
Oracle Corp. Japan	500	28,796
Orient Corp. (a)	7,300	13,032
Oriental Land Co. Ltd.	2,600	149,271
ORIX Corp.	16,700	254,826
ORIX JREIT, Inc.	38	60,268
Osaka Gas Co. Ltd.	22,000	82,356
OSG Corp.	2,300	47,351
Otsuka Corp.	600	32,133
Otsuka Holdings Co. Ltd.	4,800	220,763
Outsourcing, Inc.	100	3,835
Pacific Industrial Co. Ltd.	200	2,808
Pacific Metals Co. Ltd. (a)	1,000	3,247
PALTAC Corp.	400	11,805
PanaHome Corp.	1,000	11,097
Panasonic Corp.	28,900	345,593
Paramount Bed Holdings Co. Ltd.	100	4,194
Park24 Co. Ltd.	1,600	41,265
Penta-Ocean Construction Co. Ltd.	3,500	17,708
PeptiDream, Inc. (a)	500	29,917
Pigeon Corp.	1,300	40,233
Pilot Corp.	200	8,118
Piolax, Inc.	300	6,895
Pioneer Corp. (a)	5,000	9,015
Plenus Co. Ltd.	100	2,094
Pola Orbis Holdings, Inc.	1,400	32,251
Premier Investment Corp.	17	18,285
Press Kogyo Co. Ltd.	500	2,422
Pressance Corp.	200	2,311
Prestige International, Inc.	800	7,184
Prima Meat Packers Ltd.	1,000	4,611
Raito Kogyo Co. Ltd.	200	1,988
Rakuten, Inc.	10,800	110,543
Recruit Holdings Co. Ltd.	4,400	222,220
Relia, Inc.	200	1,975
Relo Holdings Corp.	1,000	16,416
Rengo Co. Ltd.	2,500	15,116
Resona Holdings, Inc.	29,300	162,908
Resorttrust, Inc.	1,100	18,926
Ricoh Co. Ltd.	10,100	84,080
Ricoh Leasing Co. Ltd.	300	9,715
Ringer Hut Co. Ltd.	100	2,050
Rinnai Corp.	500	41,534
Riso Kagaku Corp.	100	1,759
ROHM Co. Ltd.	1,000	70,150
Rohto Pharmaceutical Co. Ltd.	1,500	27,975
Round One Corp.	200	1,708
Royal Holdings Co. Ltd.	100	1,960
Ryobi Ltd.	1,000	4,396
Ryohin Keikaku Co. Ltd.	300	67,656
Ryosan Co. Ltd.	200	6,540
Saizeriya Co. Ltd.	600	16,847
Sakata INX Corp.	200	2,824
Sakata Seed Corp.	700	22,072
San-A Co. Ltd.	300	13,644
San-Ai Oil Co. Ltd.	800	6,789
Sanden Holdings Corp.	1,000	3,104
Sangetsu Corp.	1,000	17,636
Sanken Electric Co. Ltd. (a)	1,000	4,593
Sankyo Co. Ltd. (Gunma)	600	20,911
Sankyo Tateyama, Inc.	400	5,849
Sankyu, Inc.	4,000	25,441
Sanrio Co. Ltd.	900	16,446
Santen Pharmaceutical Co. Ltd.	4,200	59,039
Sanwa Holdings Corp.	3,200	32,237
Sanyo Chemical Industries Ltd.	100	4,485
Sanyo Special Steel Co. Ltd.	1,000	5,499
Sapporo Breweries Ltd.	1,200	33,532
Sato Holding Corp.	100	2,283
Sawai Pharmaceutical Co. Ltd.	500	27,316
SBI Holdings, Inc. Japan	3,200	44,351
Screen Holdings Co. Ltd.	500	36,286
SCSK Corp.	700	28,163
Secom Co. Ltd.	2,500	181,341
Sega Sammy Holdings, Inc.	2,400	32,230
Seibu Holdings, Inc.	2,100	36,659
Seikagaku Corp.	2,100	33,495
Seiko Epson Corp.	3,600	73,631
Seiko Holdings Corp.	1,000	4,162
Seino Holdings Co. Ltd.	2,100	24,320
Seiren Co. Ltd.	700	10,386
Sekisui Chemical Co. Ltd.	6,200	104,005
Sekisui House (REIT), Inc.	36	45,955
Sekisui House Ltd.	7,800	129,411
Sekisui House SI Residential Investment Corp.	33	34,813
Sekisui Jushi Corp.	100	1,762
SENKO Co. Ltd.	500	3,256
Senshu Ikeda Holdings, Inc.	1,600	6,746
Septeni Holdings Co. Ltd.	1,000	3,490
Seria Co. Ltd.	400	17,941
Seven & i Holdings Co. Ltd.	9,600	405,616
Seven Bank Ltd.	6,800	22,814
Sharp Corp. (a)	18,000	65,278
Shibuya Corp.	200	5,321
Shiga Bank Ltd.	5,000	26,105
Shikoku Electric Power Co., Inc.	2,400	28,828
Shima Seiki Manufacturing Ltd.	300	10,872
Shimachu Co. Ltd.	500	11,559
Shimadzu Corp.	3,400	57,645
Shimamura Co. Ltd.	500	68,446
SHIMANO, Inc.	1,000	152,770
SHIMIZU Corp.	7,000	67,127
Shin-Etsu Chemical Co. Ltd.	4,800	416,983
Shinko Electric Industries Co. Ltd.	300	2,142
Shinmaywa Industries Ltd.	1,000	8,423
Shinsei Bank Ltd.	21,000	39,184
Shionogi & Co. Ltd.	3,900	200,571
Ship Healthcare Holdings, Inc.	800	21,508
Shiseido Co. Ltd.	4,500	121,749
Shizuoka Bank Ltd.	7,000	59,027
Shizuoka Gas Co. Ltd.	300	2,037
SHO-BOND Holdings Co. Ltd.	400	18,300
Shochiku Co. Ltd.	1,000	11,402
Showa Corp.	500	4,261
Showa Denko K.K.	1,700	32,452
Showa Sangyo Co. Ltd.	1,000	5,355
Showa Shell Sekiyu K.K.	2,200	21,255
Siix Corp.	100	3,987
Sintokogio Ltd.	600	5,221
SKY Perfect JSAT Holdings, Inc.	3,000	13,752
Skylark Co. Ltd.	1,700	25,712
SMC Corp.	700	197,111
SMS Co., Ltd.	400	10,646
Sodick Co. Ltd.	600	5,845
SoftBank Corp.	10,600	804,039
Sohgo Security Services Co., Ltd.	800	34,914
Sojitz Corp.	15,700	39,857
Sony Corp.	16,400	562,755
Sony Financial Holdings, Inc.	2,800	46,518
Sosei Group Corp. (a)	200	20,543
Sotetsu Holdings, Inc.	4,000	18,587
Square Enix Holdings Co. Ltd.	1,000	28,796
St. Marc Holdings Co. Ltd.	100	3,046
Stanley Electric Co. Ltd.	2,300	67,262
Star Micronics Co. Ltd.	200	3,346
Start Today Co. Ltd.	2,300	49,105
Starts Corp., Inc.	500	11,065
Subaru Corp.	8,200	309,831
Sugi Holdings Co. Ltd.	600	29,765
Sumco Corp.	2,700	47,206
Sumitomo Bakelite Co. Ltd.	3,000	19,269
Sumitomo Chemical Co. Ltd.	22,000	124,135
Sumitomo Corp.	14,600	194,950
Sumitomo Electric Industries Ltd.	9,100	148,286
Sumitomo Forestry Co. Ltd.	1,600	24,472
Sumitomo Heavy Industries Ltd.	9,000	62,732
Sumitomo Metal Mining Co. Ltd.	6,000	81,355
Sumitomo Mitsui Construction Co. Ltd.	15,300	16,607
Sumitomo Mitsui Financial Group, Inc.	17,100	634,934
Sumitomo Mitsui Trust Holdings, Inc.	3,900	133,539
Sumitomo Osaka Cement Co. Ltd.	5,000	21,709
Sumitomo Real Estate Sales Co. Ltd.	100	3,220
Sumitomo Realty & Development Co. Ltd.	5,000	134,828
Sumitomo Riko Co. Ltd.	500	5,091
Sumitomo Rubber Industries Ltd.	3,500	62,920
Sumitomo Seika Chemicals Co. Ltd.	100	4,261
Sundrug Co. Ltd.	1,100	38,583
Suntory Beverage & Food Ltd.	2,100	94,614
Suzuken Co. Ltd.	900	29,751
Suzuki Motor Corp.	4,100	171,098
Sysmex Corp.	2,000	121,642
T&D Holdings, Inc.	7,400	109,764
Tachi-S Co. Ltd.	1,100	21,077
Tadano Ltd.	1,300	16,770
Taiheiyo Cement Corp.	13,000	43,265
Taikisha Ltd.	900	22,412
Taisei Corp.	14,000	106,750
Taisho Pharmaceutical Holdings Co. Ltd.	600	49,303
Taiyo Holdings Co. Ltd.	500	22,337
Taiyo Nippon Sanso Corp.	1,600	19,104
Taiyo Yuden Co. Ltd.	1,500	18,287
Takara Bio, Inc.	700	9,626
Takara Holdings, Inc.	2,100	22,512
Takara Leben Co. Ltd.	300	1,410
Takara Standard Co. Ltd.	1,200	19,904
Takasago International Corp.	100	3,328
Takasago Thermal Engineering Co. Ltd.	500	7,742
Takashimaya Co. Ltd.	5,000	46,019
Takeda Pharmaceutical Co. Ltd.	8,800	421,705
Takeuchi Manufacturing Co. Ltd.	200	3,547
Takuma Co. Ltd.	600	6,227
Tamron Co. Ltd.	300	5,611
TDK Corp.	1,700	105,225
TechnoPro Holdings, Inc. (a)	300	11,734
TECMO KOEI HOLDINGS CO., LTD.	400	8,109
Teijin Ltd.	2,200	42,609
Tekken Corp.	1,000	2,960
Temp Holdings Co., Ltd.	1,800	33,877
Terumo Corp.	4,000	145,862
The Aichi Bank Ltd.	100	5,517
The Aomori Bank Ltd.	1,000	3,481
The Awa Bank Ltd.	3,000	19,807
The Bank of Iwate Ltd.	100	4,091
The Bank of Okinawa Ltd.	500	19,287
The Bank of Saga Ltd.	3,000	7,993
The Chugoku Bank Ltd.	3,200	47,480
The Daishi Bank Ltd., Niigata	3,000	12,030
The Eighteenth Bank Ltd.	1,000	3,068
The Hachijuni Bank Ltd.	6,700	39,548
The Hokkoku Bank Ltd.	5,000	18,749
The Hokuetsu Bank Ltd.	100	2,449
The Hyakugo Bank Ltd.	7,000	28,257
The Keiyo Bank Ltd.	6,000	26,105
The Kiyo Bank Ltd.	1,800	28,096
The Miyazaki Bank Ltd.	1,000	3,068
The Musashino Bank Ltd.	900	26,158
The Nanto Bank Ltd.	500	18,906
The Oita Bank Ltd.	1,000	3,866
The Okinawa Electric Power Co., Inc.	1,300	31,708
The Pack Corp.	300	8,450
The San-In Godo Bank Ltd.	1,200	9,753
The Shikoku Bank Ltd.	1,000	2,880
The Sumitomo Warehouse Co. Ltd.	1,000	6,064
The Suruga Bank Ltd.	2,000	41,785
The Tochigi Bank Ltd.	400	1,909
The Toho Bank Ltd.	1,000	3,669
The Towa Bank Ltd.	14,000	14,568
The Yamagata Bank Ltd.	1,000	4,476
The Yamanashi Chuo Bank Ltd.	1,000	4,414
THK Co. Ltd.	1,400	36,057
TKC Corp.	100	2,718
Toagosei Co. Ltd.	1,600	18,788
Tobu Railway Co. Ltd.	11,000	55,752
Toc Co. Ltd.	200	1,817
Toda Corp.	3,000	18,515
Toei Co. Ltd.	1,000	8,657
Toho Co. Ltd.	1,400	40,126
Toho Gas Co. Ltd.	7,000	50,047
Toho Holdings Co. Ltd.	1,200	26,051
Toho Zinc Co. Ltd.	1,000	4,423
Tohoku Electric Power Co., Inc.	6,500	86,647
Tokai Carbon Co. Ltd.	2,600	11,382
TOKAI Holdings Corp.	300	2,309
Tokai Rika Co. Ltd.	400	7,431
Tokai Tokyo Financial Holdings	3,400	17,202
Token Corp.	100	7,912
Tokio Marine Holdings, Inc.	8,500	357,766
Tokushu Tokai Paper Co. Ltd.	400	14,748
Tokuyama Corp. (a)	4,000	19,699
Tokyo Broadcasting System Holding	700	12,421
Tokyo Century Corp.	700	24,113
Tokyo Dome Corp.	800	7,392
Tokyo Electric Power Co., Inc. (a)	18,900	73,413
Tokyo Electron Ltd.	2,000	232,608
Tokyo Gas Co. Ltd.	23,000	106,773
Tokyo Ohka Kogyo Co. Ltd.	600	19,430
Tokyo Seimitsu Co. Ltd.	700	21,695
Tokyo Steel Manufacturing Co. Ltd.	1,500	11,182
Tokyo Tatemono Co. Ltd.	2,400	32,746
Tokyo TY Financial Group, Inc.	200	5,813
Tokyotokeiba Co. Ltd.	1,000	2,314
Tokyu Construction Co. Ltd.	2,500	20,386
Tokyu Corp.	15,000	107,378
Tokyu Fudosan Holdings Corp.	6,200	33,816
Tokyu REIT, Inc.	19	23,572
TOMONY Holdings, Inc.	3,900	20,711
Tomy Co. Ltd.	1,100	10,953
Topcon Corp.	1,300	22,939
Toppan Forms Co. Ltd.	300	3,025
Toppan Printing Co. Ltd.	7,000	70,392
Topre Corp.	300	7,990
Topy Industries Ltd.	100	2,723
Toray Industries, Inc.	17,000	150,381
Toridoll.corporation	100	2,409
Toshiba Corp. (a)	50,000	101,099
Toshiba Machine Co. Ltd.	1,000	4,153
Toshiba Plant Systems & Services Corp.	400	6,505
Toshiba Tec Corp. (a)	1,000	5,239
Tosho Co. Ltd.	100	4,297
Tosoh Corp.	9,000	84,530
Totetsu Kogyo Co. Ltd.	400	11,572
Toto Ltd.	2,200	83,974
Towa Pharmaceutical Co. Ltd.	100	4,988
Toyo Engineering Corp.	1,000	2,494
Toyo Ink South Carolina Holdings Co. Ltd.	1,000	4,916
Toyo Seikan Group Holdings Ltd.	1,900	31,787
Toyo Suisan Kaisha Ltd.	1,300	48,746
Toyo Tire & Rubber Co. Ltd.	1,200	21,056
Toyobo Co. Ltd.	11,000	19,439
Toyoda Gosei Co. Ltd.	1,300	34,484
Toyota Boshoku Corp.	800	16,901
Toyota Industries Corp.	1,800	89,455
Toyota Motor Corp.	33,307	1,802,601
Toyota Tsusho Corp.	2,200	69,370
TPR Co. Ltd.	100	3,368
Trancom Co. Ltd.	100	5,024
Trans Cosmos, Inc.	300	7,204
Trend Micro, Inc.	1,400	61,538
Trusco Nakayama Corp.	600	13,698
TS tech Co. Ltd.	600	15,733
TSI Holdings Co. Ltd.	300	2,002
Tsubaki Nakashima Co. Ltd.	300	5,272
Tsubakimoto Chain Co.	1,000	8,782
Tsukui Corp.	600	3,402
Tsumura & Co.	800	25,871
Tsuruha Holdings, Inc.	500	50,684
TV Asahi Corp.	100	1,850
Uacj Corp.	4,000	10,621
Ube Industries Ltd.	13,000	30,204
Ulvac, Inc.	500	23,458
Unicharm Corp.	4,700	114,196
Unipres Corp.	300	6,343
United Arrows Ltd.	400	12,379
United Super Markets Holdings, Inc.	200	1,945
United Urban Investment Corp.	58	87,670
Unitika Ltd. (a)	3,000	2,449
Universal Entertainment Corp. (a)	300	8,989
Unizo Holdings Co. Ltd.	100	2,550
Ushio, Inc.	4,000	50,235
USS Co. Ltd.	2,600	45,948
V Technology Co. Ltd.	100	15,349
Valor Holdings Co. Ltd.	400	9,559
VT Holdings Co. Ltd.	400	2,035
W-Scope Corp.	100	1,346
Wacoal Holdings Corp.	1,000	12,667
Wacom Co. Ltd.	4,200	15,560
Welcia Holdings Co. Ltd.	400	12,882
West Japan Railway Co.	1,900	126,877
Xebio Holdings Co. Ltd.	500	8,311
Yahoo! Japan Corp.	17,500	74,882
Yakult Honsha Co. Ltd.	1,200	68,248
YAMABIKO Corp.	200	2,381
Yamada Denki Co. Ltd.	9,100	47,755
Yamaguchi Financial Group, Inc.	2,000	22,139
Yamaha Corp.	1,900	52,667
Yamaha Motor Co. Ltd.	3,800	90,027
Yamato Holdings Co. Ltd.	4,700	101,547
Yamato Kogyo Co. Ltd.	800	20,008
Yamazaki Baking Co. Ltd.	1,300	27,394
Yamazen Co. Ltd.	300	2,842
Yaoko Co. Ltd.	400	15,501
Yaskawa Electric Corp.	2,700	51,566
Yodogawa Steel Works Ltd.	1,500	38,847
Yokogawa Bridge Holdings Corp.	200	2,472
Yokogawa Electric Corp.	3,700	57,122
Yokohama Reito Co. Ltd.	800	8,081
Yokohama Rubber Co. Ltd.	1,200	23,521
Yondoshi Holdings, Inc.	100	2,381
YONEX Co. Ltd.	400	4,026
Yoshinoya Holdings Co. Ltd.	500	8,168
Yuasa Trading Co. Ltd.	400	11,572
Zenkoku Hosho Co. Ltd.	500	18,076
Zenrin Co. Ltd.	100	1,881
Zensho Holdings Co. Ltd.	1,100	18,828
Zeon Corp.	2,000	22,767
ZERIA Pharmaceutical Co. Ltd.	200	3,003
Zojirushi Thermos	600	8,149

TOTAL JAPAN		47,959,793

Korea (South) - 3.2%
Advanced Process Systems Corp. (a)	72	3,297
AhnLab, Inc.	84	5,353
AMOREPACIFIC Corp.	355	91,122
AMOREPACIFIC Group, Inc.	426	49,243
Asia Pacific Systems, Inc. (a)	62	842
Asiana Airlines, Inc. (a)	685	2,713
BEP International Holdings Ltd. (a)	55	609
BGFretail Co. Ltd.	235	22,620
BS Financial Group, Inc.	7,675	64,498
Bukwang Pharmaceutical Co. Ltd.	208	3,812
Celltrion, Inc.	1,265	99,634
Cellumed Co. Ltd. (a)	3,376	1,617
CHA Biotech Co. Ltd. (a)	292	3,286
Cheil Industries, Inc.	1,019	110,625
Cheil Worldwide, Inc.	1,563	25,349
Chong Kun Dang Pharmaceutical Corp.	156	15,976
CJ CGV Co. Ltd.	141	10,597
CJ CheilJedang Corp.	119	35,671
CJ Corp.	225	36,986
CJ E&M Corp.	181	12,808
CJ O Shopping Co. Ltd.	33	5,544
Com2uS Corp.	220	23,207
Cosmax, Inc.	101	12,607
Coway Co. Ltd.	659	58,219
Daelim Industrial Co.	396	27,953
Daesang Corp.	710	14,823
Daewon Kang up Co. Ltd.	1,219	5,026
Daewoo Engineering & Construction Co. Ltd. (a)	1,110	7,113
Daou Technology, Inc.	69	1,259
DGB Financial Group Co. Ltd.	5,238	53,642
DIO Corp. (a)	21	650
Dong Suh Companies, Inc. (a)	448	12,149
Dong-A Socio Holdings Co. Ltd.	6	775
Dongbu HiTek Co. Ltd. (a)	202	3,747
Dongbu Insurance Co. Ltd.	913	54,575
Dongkuk Steel Mill Co. Ltd.	352	3,435
Dongwon Industries Co.	9	2,670
Doosan Heavy Industries & Construction Co. Ltd.	666	13,612
Doosan Infracore Co. Ltd. (a)	1,963	16,289
DuzonBizon Co. Ltd.	136	3,252
E-Mart Co. Ltd.	324	65,506
EO Technics Co. Ltd.	146	10,883
Fila Korea Ltd.	250	15,251
Foosung Co. Ltd. (a)	328	2,087
GemVax & Kael Co. Ltd. (a)	176	2,019
Genexine Co. Ltd. (a)	65	2,360
GNCO Co. Ltd. (a)	389	710
Grand Korea Leisure Co. Ltd.	182	3,472
Green Cross Corp.	342	49,304
Green Cross Holdings Corp.	407	11,663
GS Engineering & Construction Corp. (a)	720	19,810
GS Holdings Corp.	919	47,905
GS Retail Co. Ltd.	408	19,044
Halla Holdings Corp.	157	8,363
Hana Financial Group, Inc.	3,826	131,838
Hana Tour Service, Inc.	179	13,280
Handsome Co. Ltd.	125	3,445
Hanjin Kal Corp.	744	13,244
Hankook Tire Co. Ltd.	1,257	65,082
Hankook Tire Worldwide Co. Ltd.	144	2,532
Hanmi Pharm Co. Ltd.	69	18,712
Hanmi Science Co. Ltd.	337	17,982
Hanon Systems	2,263	16,829
Hansae Co. Ltd.	90	2,160
Hansol Chemical Co. Ltd.	46	3,291
Hanssem Co. Ltd.	139	26,881
Hanwha Chemical Corp.	1,422	31,438
Hanwha Corp.	386	13,555
Hanwha Life Insurance Co. Ltd.	3,351	18,116
Hanwha Techwin Co. Ltd.	548	25,049
Hite Jinro Co. Ltd.	68	1,249
HLB, Inc. (a)	873	10,590
Homecast Co. Ltd. (a)	104	827
Hotel Shilla Co.	303	13,531
Huchems Fine Chemical Corp.	136	2,774
HUGEL, Inc. (a)	34	13,928
Hyosung Corp.	311	39,367
Hyundai Department Store Co. Ltd.	262	24,873
Hyundai Elevator Co. Ltd.	72	3,943
Hyundai Engineering & Construction Co. Ltd.	1,231	52,536
Hyundai Fire & Marine Insurance Co. Ltd.	883	28,486
Hyundai Glovis Co. Ltd.	370	47,161
Hyundai Greenfood Co. Ltd.	1,111	15,626
Hyundai Heavy Industries Co. Ltd. (a)	433	62,803
Hyundai Home Shopping Network Corp.	100	10,724
Hyundai Industrial Development & Construction Co.	724	28,448
Hyundai Mipo Dockyard Co. Ltd. (a)	153	12,454
Hyundai Mobis	822	160,411
Hyundai Motor Co.	2,017	255,316
Hyundai Rotem Co. Ltd. (a)	47	866
Hyundai Steel Co.	939	45,316
Hyundai Wia Corp.	236	13,464
Illinois-Yang Pharmaceutical Co. Ltd.	24	809
Industrial Bank of Korea	3,555	39,063
INNOCEAN Worldwide, Inc.	16	899
iNtRON Biotechnology, Inc. (a)	22	464
IS Dongseo Co. Ltd.	24	906
JB Financial Group Co. Ltd.	368	1,957
Jeil Pharmaceutical Co.	62	3,750
Jenax, Inc. (a)	56	1,181
JW Holdings Corp.	116	797
JW Pharmaceutical Corp.	100	3,811
Kakao Corp.	438	34,806
Kangwon Land, Inc.	2,063	65,557
KB Financial Group, Inc.	4,856	213,514
KCC Corp.	205	61,359
KEPCO Plant Service & Engineering Co. Ltd.	257	12,967
Kia Motors Corp.	3,007	92,118
Kiwoom Securities Co. Ltd.	74	5,145
Koh Young Technology, Inc.	76	3,588
Kolon Industries, Inc.	488	29,342
Kolon Life Science, Inc.	117	14,481
Komipharm International Co. Ltd. (a)	479	15,579
Korea Aerospace Industries Ltd.	773	43,352
Korea Electric Power Corp.	3,210	127,985
Korea Electric Terminal Co. Ltd.	40	2,500
Korea Express Co. Ltd. (a)	197	28,833
Korea Gas Corp.	241	9,872
Korea Investment Holdings Co. Ltd.	610	27,508
Korea Kolmar Co. Ltd.	356	25,129
Korea Petro Chemical Industries Co. Ltd. (a)	31	6,445
Korea Real Estate Investment Trust Co.	960	2,671
Korea Zinc Co. Ltd.	99	37,029
Korean Air Lines Co. Ltd. (a)	1,186	31,954
Korean Reinsurance Co.	4,291	42,623
KT Corp.	90	2,547
KT Corp. sponsored ADR	640	10,618
KT Skylife Co. Ltd.	136	1,937
KT&G Corp.	1,651	147,307
Kumho Petro Chemical Co. Ltd. (a)	424	28,364
Kumho Tire Co., Inc. (a)	1,096	7,756
Kwangju Bank Co. Ltd.	223	2,313
LG Chemical Ltd.	646	155,594
LG Corp.	1,136	67,505
LG Display Co. Ltd.	3,349	86,320
LG Electronics, Inc.	1,556	94,514
LG Fashion Corp.	209	4,584
LG Hausys Ltd.	145	12,746
LG Home Shopping, Inc.	38	6,798
LG Household & Health Care Ltd.	68	51,765
LG Innotek Co. Ltd.	173	19,998
LG International Corp.	169	4,828
LG Telecom Ltd.	1,205	15,306
LIG Insurance Co. Ltd.	307	8,825
Loen Entertainment, Inc.	14	1,082
Lotte Chemical Corp.	192	57,722
Lotte Chilsung Beverage Co. Ltd.	4	5,897
Lotte Confectionery Co. Ltd.	81	14,597
Lotte Fine Chemical Co. Ltd. (a)	386	13,063
LOTTE Hi-Mart Co. Ltd.	97	4,690
Lotte Samkang Co. Ltd.	2	1,129
Lotte Shopping Co. Ltd.	257	59,302
LS Cable Ltd.	392	22,467
LS Industrial Systems Ltd.	338	15,094
Mando Corp.	66	13,344
Medipost Co. Ltd. (a)	18	956
Medy-Tox, Inc.	53	23,304
Meritz Financial Holdings Co.	497	5,548
Meritz Fire & Marine Insurance Co. Ltd.	1,224	19,044
Meritz Securities Co. Ltd.	2,769	10,053
Mirae Asset Daewoo Co. Ltd.	4,522	35,457
Mirae Asset Life Insurance Co. Ltd.	883	4,339
NAVER Corp.	355	249,648
NCSOFT Corp.	245	77,532
Nexen Corp.	4,304	31,213
Nexen Tire Corp. (a)	309	3,708
NHN Entertainment Corp. (a)	81	4,429
Nong Shim Co. Ltd.	55	15,326
Oci Co. Ltd.	399	27,673
Orion Corp.	54	32,089
Osstem Implant Co. Ltd. (a)	126	5,848
Ottogi Corp.	19	12,309
Paradise Co. Ltd.	634	7,858
Partron Co. Ltd.	892	8,547
Poongsan Corp.	175	6,007
POSCO	893	210,878
Posco Daewoo Corp.	1,030	21,730
S&T Motiv Co. Ltd. (a)	21	831
S-Oil Corp.	491	43,032
S.M. Entertainment Co. Ltd. (a)	126	2,863
S1 Corp.	277	23,765
Samlip General Food Co. Ltd.	19	3,516
Samsung Biologics Co. Ltd.	199	30,613
Samsung Card Co. Ltd.	273	9,575
Samsung Electro-Mechanics Co. Ltd.	818	52,563
Samsung Electronics Co. Ltd.	1,224	2,400,443
Samsung Engineering Co. Ltd. (a)	1,971	21,138
Samsung Fire & Marine Insurance Co. Ltd.	480	113,080
Samsung Heavy Industries Co. Ltd.	3,474	32,981
Samsung Life Insurance Co. Ltd. (a)	1,010	97,218
Samsung SDI Co. Ltd.	826	99,837
Samsung SDS Co. Ltd.	384	46,414
Samsung Securities Co. Ltd.	2,966	90,211
Samyang Holdings Corp.	20	2,224
Sebang Global Battery Co. Ltd.	44	1,450
Seegene, Inc. (a)	124	3,886
Seoul Semiconductor Co. Ltd.	380	6,280
SFA Engineering Corp.	79	5,431
Shinhan Financial Group Co. Ltd.	5,912	246,899
Shinsegae Co. Ltd.	122	21,931
SK C&C Co. Ltd.	645	137,493
SK Chemicals Co. Ltd.	110	6,092
SK Energy Co. Ltd.	878	131,978
SK Gas Co. Ltd.	28	2,892
SK Hynix, Inc.	7,238	343,576
SK Materials Co., Ltd.	159	24,655
SK Networks Co. Ltd.	2,149	15,131
SK Telecom Co. Ltd.	361	76,222
SKC Co. Ltd.	53	1,335
Soulbrain Co. Ltd.	18	870
Ssangyong Cement Industrial Co. Ltd.	133	1,561
SsangYong Information & Communication (a)	37	71
Taekwang Industrial Co. Ltd.	2	1,566
Tong Yang Life Insurance Co. Ltd.	381	3,366
Tongyang, Inc.	451	854
Vieworks Co. Ltd.	36	2,085
ViroMed Co. Ltd. (a)	190	15,399
WONIK IPS Co. Ltd. (a)	486	11,065
Woori Bank	5,530	72,674
Woori Investment & Securities Co. Ltd.	2,549	29,577
Youngone Corp.	229	6,824
Yuhan Corp.	224	45,682
YUNGJIN Pharmaceutical Co. Ltd. (a)	1,256	9,440

TOTAL KOREA (SOUTH)		9,459,800

Luxembourg - 0.3%
ADO Properties SA	722	26,426
Aperam	1,000	50,347
ArcelorMittal SA (Netherlands) (a)	23,012	180,836
B&M European Value Retail S.A.	8,102	35,364
Braas Monier Building Group SA	299	8,221
Eurofins Scientific SA	117	57,619
Grand City Properties SA	1,743	33,103
Millicom International Cellular SA (depository receipt)	888	48,725
Pegas NONWOVENS SA	745	25,673
RTL Group SA	808	62,623
SAF-Holland SA	689	11,903
SES SA (France) (depositary receipt)	4,806	105,096
Subsea 7 SA	4,125	68,222
Tenaris SA	6,087	95,091

TOTAL LUXEMBOURG		809,249

Malaysia - 0.6%
AEON Credit Service Bhd	300	1,129
AirAsia Bhd	22,600	17,441
Alliance Financial Group Bhd	10,100	9,609
AMMB Holdings Bhd	21,000	26,510
Astro Malaysia Holdings Bhd	24,500	15,238
Axiata Group Bhd	31,576	37,461
Berjaya Sports Toto Bhd	6,300	4,078
British American Tobacco (Malaysia) Bhd	3,400	35,590
Bumi Armada Bhd	5,300	965
Bumiputra-Commerce Holdings Bhd	45,896	60,687
Bursa Malaysia Bhd	3,800	8,981
Cahya Mata Sarawak Bhd	28,900	30,291
CapitaLand Malaysia Mall Trust	4,400	1,510
Carlsberg Brewery BHD	6,000	21,147
Dialog Group Bhd	42,600	19,136
DiGi.com Bhd	44,900	53,164
Felda Global Ventures Holdings Bhd	10,500	5,152
Gamuda Bhd	20,900	25,373
Genting Bhd	30,900	70,043
Genting Malaysia Bhd	49,900	67,476
Genting Plantations Bhd	5,700	14,995
Hap Seng Consolidated Bhd	6,200	12,669
Hartalega Holdings Bhd	10,400	11,739
Hong Leong Bank Bhd	7,600	24,160
Hong Leong Credit Bhd	1,600	6,222
IGB (REIT)	19,600	7,676
IHH Healthcare Bhd	34,800	49,543
IJM Corp. Bhd	36,000	29,026
Inari Amertron Bhd	8,600	4,141
IOI Corp. Bhd	25,800	27,280
IOI Properties Group Bhd	15,875	7,570
Kossan Rubber Industries Bhd	1,200	1,578
KPJ Healthcare Bhd	900	871
Kuala Lumpur Kepong Bhd	9,400	53,096
Lafarge Malaysia Bhd	20,300	29,554
Malayan Banking Bhd	46,934	103,577
Malaysia Airports Holdings Bhd	9,600	16,807
Malaysia Building Society Bhd	9,900	2,988
Maxis Bhd	29,900	43,944
MISC Bhd	19,700	33,264
My E.G.Services Bhd	30,250	14,843
Osk Holdings Bhd	2,500	904
Petronas Chemicals Group Bhd	35,300	59,362
Petronas Dagangan Bhd	2,300	12,748
Petronas Gas Bhd	8,500	36,185
POS Malaysia & Services Holding BHD	2,300	2,760
PPB Group Bhd	6,500	25,305
Press Metal Bhd	16,020	10,813
Public Bank Bhd	32,600	149,895
QL Resources Bhd	13,500	14,772
RHB Capital Bhd	8,700	11,023
SapuraKencana Petroleum Bhd	46,400	21,378
Sime Darby Bhd	25,189	54,138
Sunway (REIT)	5,900	2,311
Sunway Bhd	2,323	1,857
Telekom Malaysia Bhd	32,300	48,067
Tenaga Nasional Bhd	40,400	129,734
TIME dotCom Bhd	3,100	6,306
Top Glove Corp. Bhd	10,100	10,633
UEM Land Holdings Bhd	9,900	2,828
UMW Holdings Bhd (a)	6,700	9,569
UOA Development Bhd	3,800	2,346
Westports Holdings Bhd	15,700	14,467
Yinson Holdings Bhd	1,400	1,080
YTL Corp. Bhd	56,800	19,234
YTL Power International Bhd	59,400	20,662

TOTAL MALAYSIA		1,674,901

Malta - 0.0%
Brait SA	3,745	23,910
Kindred Group PLC (depositary receipt)	4,032	41,812

TOTAL MALTA		65,722

Marshall Islands - 0.0%
Seaspan Corp.	665	4,682
VTTI Energy Partners LP	136	2,591

TOTAL MARSHALL ISLANDS		7,273

Mauritius - 0.0%
Golden Agri-Resources Ltd.	89,500	23,061
Mexico - 0.8%
Alfa SA de CV Series A (a)	40,400	55,518
Alsea S.A.B. de CV	7,400	26,294
America Movil S.A.B. de CV Series L	437,360	336,176
Banregio Grupo Financiero S.A.B. de CV	3,100	17,875
Bolsa Mexicana de Valores S.A.B. de CV	3,500	6,089
CEMEX S.A.B. de CV unit	167,200	153,831
Coca-Cola FEMSA S.A.B. de CV Series L	6,700	48,695
Compartamos S.A.B. de CV	12,300	20,621
Concentradora Fibra Danhos SA de CV	1,300	2,243
Concentradora Fibra Hotelera Mexicana SA de CV	2,200	1,801
Controladora Comercial Mexicana S.A.B de C.V. (a)	1,600	1,249
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	9,400	11,909
Corporacion Inmobiliaria Vesta S.A.B. de CV	8,100	11,415
El Puerto de Liverpool S.A.B. de CV Class C	2,100	16,201
Embotelladoras Arca S.A.B. de CV	4,800	35,409
Fibra Uno Administracion SA de CV	42,139	73,600
Fomento Economico Mexicano S.A.B. de CV unit	22,700	204,279
Genomma Lab Internacional SA de CV (a)	18,100	22,835
Gruma S.A.B. de CV Series B	2,545	33,984
Grupo Aeromexico S.A.B. de CV (a)	2,286	4,520
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,500	56,562
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,360	44,782
Grupo Aeroportuario Norte S.A.B. de CV	2,900	16,093
Grupo Bimbo S.A.B. de CV Series A	22,800	55,809
Grupo Carso SA de CV Series A1	10,227	47,008
Grupo Comercial Chedraui S.A.B. de CV	3,100	6,427
Grupo Financiero Banorte S.A.B. de CV Series O	30,700	177,674
Grupo Financiero Inbursa S.A.B. de CV Series O	29,600	49,985
Grupo Financiero Interacciones SA de CV	500	2,330
Grupo Financiero Santander Mexico S.A.B. de CV	26,300	47,779
Grupo Herdez S.A.B. de CV	800	1,778
Grupo Lala S.A.B. de CV	7,900	14,318
Grupo Mexico SA de CV Series B	46,200	135,886
Grupo Televisa SA de CV	30,600	148,455
Hoteles City Express S.A.B. de CV (a)	1,700	1,782
Industrias Bachoco SA de CV Series B	2,600	11,604
Industrias CH SA de CV (a)	2,000	10,750
Industrias Penoles SA de CV	1,700	41,373
Infraestructura Energetica Nova S.A.B. de CV	11,433	53,408
Kimberly-Clark de Mexico SA de CV Series A	22,800	48,664
Macquarie Mexican (REIT)	6,300	6,904
Mexichem S.A.B. de CV	12,228	33,484
Minera Frisco S.A.B. de CV (a)	4,100	2,611
OHL Mexico S.A.B. de CV	12,900	15,843
Prologis Property Mexico SA	1,900	3,227
Promotora y Operadora de Infraestructura S.A.B. de CV	4,075	43,479
Qualitas Controladora S.A.B. de CV	2,300	3,764
Telesites S.A.B. de C.V. (a)	40,900	25,637
Terrafina	6,700	11,304
Unifin Financiera SAPI de CV (a)	2,000	5,234
Wal-Mart de Mexico SA de CV Series V (a)	60,500	136,585

TOTAL MEXICO		2,345,083

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	58,000	74,193
Netherlands - 2.8%
Aalberts Industries NV	1,135	45,028
ABN AMRO Group NV GDR	3,682	96,660
Accell Group NV	348	12,130
AEGON NV	22,444	114,551
AerCap Holdings NV (a)	2,182	100,394
Airbus Group NV	7,529	609,041
Akzo Nobel NV	3,113	272,229
Altice NV:
Class A (a)	2,174	54,005
Class B (a)	3,352	83,360
AMG Advanced Metallurgical Group NV	399	10,466
Arcadis NV	598	10,361
ASM International NV (Netherlands)	676	40,684
ASML Holding NV (Netherlands)	4,787	632,777
ASR Nederland NV	907	26,829
Basic-Fit NV	130	2,273
BE Semiconductor Industries NV	484	25,286
BinckBank NV	316	1,571
Brunel International NV	60	1,020
CNH Industrial NV	13,777	152,024
COSMO Pharmaceuticals NV	81	13,139
CSM NV (exchangeable)	943	29,275
Delta Lloyd NV	5,387	30,954
Eurocommercial (Certificaten Van Aandelen) unit	386	15,000
Euronext NV	721	35,362
EXOR NV	1,335	74,965
Ferrari NV	1,446	108,763
Fiat Chrysler Automobiles NV (a)	10,997	124,462
Flow Traders (a)	209	6,439
Fugro NV (Certificaten Van Aandelen) (a)	983	14,498
Gemalto NV	1,032	57,804
Heineken Holding NV	1,125	94,250
Heineken NV (Bearer)	2,907	259,186
IMCD Group BV	638	34,366
ING Groep NV (Certificaten Van Aandelen)	50,371	821,024
Intertrust NV	626	12,547
Interxion Holding N.V. (a)	991	41,285
Kendrion NV	714	25,495
Koninklijke Ahold Delhaize NV	17,019	352,608
Koninklijke BAM Groep NV	2,574	14,485
Koninklijke Boskalis Westminster NV	1,139	41,893
Koninklijke DSM NV	2,142	153,227
Koninklijke KPN NV	44,619	128,994
Koninklijke Philips Electronics NV	11,554	398,988
Koninklijke Wessanen NV	1,072	16,015
Mobileye NV (a)	2,176	134,738
NN Group NV	3,716	123,216
Nsi NV	1,278	5,396
NXP Semiconductors NV (a)	3,722	393,602
OCI NV (a)	958	18,638
Philips Lighting NV	573	19,387
PostNL NV	4,904	24,290
QIAGEN NV (Germany)	3,371	100,797
Randstad Holding NV	1,632	97,260
Refresco Group NV	1,213	23,711
RELX NV	12,843	248,390
SBM Offshore NV	2,480	40,860
Steinhoff International Holdings NV (South Africa)	35,870	182,789
STMicroelectronics NV (France)	8,046	129,168
TKH Group NV unit	565	25,972
TomTom Group BV (a)	899	9,141
Unilever NV (Certificaten Van Aandelen) (Bearer)	21,035	1,101,929
VastNed Retail NV	1,129	42,177
Vopak NV	1,329	59,963
Wereldhave NV	309	14,231
Wolters Kluwer NV	3,829	162,625

TOTAL NETHERLANDS		8,153,993

New Zealand - 0.2%
Air New Zealand Ltd.	7,283	12,751
Argosy Property Ltd.	3,566	2,473
Auckland International Airport Ltd.	14,900	70,589
Chorus Ltd.	5,091	15,695
Contact Energy Ltd.	9,412	33,668
Fisher & Paykel Healthcare Corp.	6,454	44,623
Fletcher Building Ltd.	7,508	44,075
Freightways Ltd.	2,052	10,553
Genesis Energy Ltd.	3,981	5,836
Goodman Property Trust	5,636	4,721
Infratil Ltd.	4,552	9,220
Kiwi Property Group Ltd.	14,818	14,498
Mercury Nz Ltd.	9,218	20,348
Meridian Energy Ltd.	13,241	25,183
Metlifecare Ltd.	1,937	7,727
New Zealand Refining Co. Ltd.	2,258	3,628
Precinct Properties New Zealand Ltd.	32,328	26,747
Ryman Healthcare Group Ltd.	3,841	22,759
Sky Network Television Ltd. (a)	8,011	21,231
SKYCITY Entertainment Group Ltd.	9,228	27,625
Spark New Zealand Ltd.	27,397	69,506
Summerset Group Holdings Ltd.	1,469	5,245
The a2 Milk Co. Ltd. (a)	10,223	23,725
Trade Maine Group Ltd.	4,666	16,979
Xero Ltd. (a)	592	8,841
Z Energy Ltd.	5,722	29,269

TOTAL NEW ZEALAND		577,515

Norway - 0.5%
Akastor ASA (a)	1,713	2,534
Aker ASA (A Shares)	176	6,683
Aker Bp ASA	1,237	20,991
Aker Solutions ASA (a)	1,985	11,328
Austevoll Seafood ASA	705	5,666
B2Holding ASA	10,356	17,489
Borregaard ASA	1,689	18,983
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	6,261	5,294
DNB ASA	12,963	202,462
Entra ASA	1,334	15,304
Europris ASA	571	2,660
Gjensidige Forsikring ASA	2,146	32,967
IDEX ASA (a)	2,103	2,097
Kongsberg Automotive ASA (a)	6,068	4,445
Leroy Seafood Group ASA	448	22,520
Marine Harvest ASA	5,036	83,790
Merkantildata ASA	1,332	16,134
Nordic VLSI ASA (a)	1,393	5,581
Norsk Hydro ASA	17,755	101,327
Norway Royal Salmon ASA	133	2,447
Norwegian Air Shuttle A/S (a)	523	14,845
Ocean Yield ASA	229	1,720
Opera Software ASA	778	3,516
Orkla ASA	10,232	92,655
Petroleum Geo-Services ASA (a)	4,198	9,886
Protector Forsikring ASA	1,752	14,590
Renewable Energy Corp. ASA (a)	21,761	2,712
Salmar ASA	732	17,366
Schibsted ASA:
(A Shares)	1,442	35,857
(B Shares)	990	22,196
Skandiabanken ASA	350	3,129
Sparebanken Midt-Norge	1,230	10,243
Sparebanken Nord-Norge	530	3,503
Statoil ASA	13,387	220,469
Storebrand ASA (A Shares)	6,022	39,698
Telenor ASA	8,567	138,493
TGS Nopec Geophysical Co. ASA	1,438	31,420
Thin Film Electronics ASA (a)	2,726	1,235
XXL ASA	1,862	20,060
Yara International ASA	2,249	83,611

TOTAL NORWAY		1,347,906

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	18,358	99,250
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	2,983	35,826
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	18,820	28,820
Aboitiz Power Corp.	16,800	14,237
ABS CBN Broadcasting Corp. (depositary receipt)	1,100	1,008
Alliance Global Group, Inc.	17,400	5,135
Ayala Corp.	3,310	57,189
Ayala Land, Inc.	95,300	67,079
Bank of the Philippine Islands (BPI)	4,730	9,884
BDO Unibank, Inc.	25,763	61,593
Benpres Holdings Corp.	43,900	6,731
Bloomberry Resorts Corp. (a)	34,400	6,173
Cebu Air, Inc.	5,790	12,469
CEMEX Holdings Philippines, Inc.	12,400	1,815
Cosco Capital, Inc.	9,000	1,464
D&L Industries, Inc.	13,200	3,369
DMCI Holdings, Inc.	89,300	22,899
DoubleDragon Properties Corp. (a)	7,760	8,046
Filinvest Land, Inc.	24,000	828
First Gen Corp.	9,200	3,944
First Phillipines Holdings Corp.	6,460	9,339
Globe Telecom, Inc.	385	15,952
GT Capital Holdings, Inc.	895	22,486
International Container Terminal Services, Inc.	3,660	6,495
JG Summit Holdings, Inc.	37,940	63,698
Jollibee Food Corp.	4,910	20,560
Manila Water Co., Inc.	38,600	24,591
Megaworld Corp.	325,000	26,310
Metro Pacific Investments Corp.	198,000	25,978
Metropolitan Bank & Trust Co.	5,180	8,728
Philippine Long Distance Telephone Co.	1,480	52,234
PNOC Energy Development Corp.	167,200	20,103
Robinsons Land Corp.	24,400	12,479
Security Bank Corp.	460	1,956
SM Investments Corp.	2,550	37,016
SM Prime Holdings, Inc.	126,300	75,047
Universal Robina Corp. (a)	13,280	45,545
Vista Land & Lifescapes, Inc.	61,300	6,466

TOTAL PHILIPPINES		787,666

Poland - 0.3%
Alior Bank SA (a)	1,058	20,343
Asseco Poland SA	2,194	30,881
Bank Handlowy w Warszawie SA	351	6,782
Bank Millennium SA (a)	8,524	15,206
Bank Polska Kasa Opieki SA	1,989	72,065
Bank Zachodni WBK SA	360	33,056
BRE Bank SA (a)	205	22,882
Budimex SA	198	14,036
CD Projekt RED SA (a)	661	11,551
Ciech SA	399	7,983
Cyfrowy Polsat SA (a)	4,115	25,766
ENEA SA (a)	2,607	8,011
Energa SA	3,153	8,095
Eurocash SA	763	6,766
Globe Trade Centre SA	954	2,263
Grupa Lotos SA (a)	1,108	17,278
Jastrzebska Spolka Weglowa SA (a)	531	10,718
KGHM Polska Miedz SA (Bearer)	1,763	55,946
Kruk SA	131	9,658
LPP SA	18	32,203
Netia Holdings SA	7,446	8,446
NG2 SA	483	27,940
PKP Cargo SA (a)	161	2,652
Polish Oil & Gas Co. SA	21,858	37,302
Polska Grupa Energetyczna SA	9,028	26,834
Polski Koncern Naftowy Orlen SA	3,724	111,359
Powszechna Kasa Oszczednosci Bank SA	10,856	98,760
Powszechny Zaklad Ubezpieczen SA	6,277	69,255
Synthos SA	4,408	6,125
Tauron Polska Energia SA (a)	13,734	11,648
Telekomunikacja Polska SA	5,873	7,010
Warsaw Stock Exchange	1,335	15,624
Zaklady Azotowe w Tarnowie-Moscicach SA	855	15,080

TOTAL POLAND		849,524

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	125,578	28,015
CTT Correios de Portugal SA	2,294	13,092
Energias de Portugal SA	35,094	115,831
Galp Energia SGPS SA Class B	7,203	111,966
Jeronimo Martins SGPS SA	2,579	47,337
NOS SGPS SA	6,470	37,057
Portucel Industrial Empresa Produtora de Celulosa SA	1,969	8,335
REN - Redes Energeticas Nacionais SGPS SA	4,146	12,189
Sonae SGPS SA (a)	6,937	7,118

TOTAL PORTUGAL		380,940

Qatar - 0.2%
Barwa Real Estate Co. (a)	1,039	9,701
Doha Bank (a)	2,860	24,584
Doha Bank rights 5/9/17 (a)	128	221
Ezdan Holding Group (a)	12,442	52,279
Gulf International Services QSC (a)	100	703
Industries Qatar QSC (a)	2,196	62,901
Masraf al Rayan (a)	4,536	52,133
Medicare Group (a)	250	6,660
Qatar Electricity & Water Co. (a)	301	17,194
Qatar First Bank (a)	1,004	2,357
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	2,878	15,729
Qatar Insurance Co. SAQ	1,990	38,802
Qatar Islamic Bank (a)	964	26,739
Qatar National Bank SAQ	2,687	106,113
Qatar National Cement Co. QSC	53	1,100
Qatar Telecom (Qtel) Q.S.C. (a)	1,055	30,074
Salam International Investment Ltd. QSC (a)	4,397	12,679
The Commercial Bank of Qatar (a)	2,727	22,430
United Development Co. (a)	3,348	17,644
Vodafone Qatar QSC (a)	8,279	21,440

TOTAL QATAR		521,483

Russia - 0.7%
Acron Group (a)	159	9,356
Aeroflot - Russian Airlines (a)	6,163	19,026
Alrosa Co. Ltd. (a)	37,459	64,556
DIXY Group OJSC (a)	310	1,171
Federal Grid Co. of Unified Energy System (a)	3,171,341	10,941
Gazprom OAO (a)	131,779	316,564
Inter Rao Ues JSC (a)	540,486	38,451
LSR Group OJSC GDR (Reg. S)	4,351	14,424
Lukoil PJSC	5,204	257,863
M.video PJSC (a)	1,000	6,707
Magnit OJSC GDR (Reg. S)	3,835	134,033
Mechel Steel Group OAO sponsored ADR (a)	320	1,923
MMC Norilsk Nickel PJSC (a)	592	90,960
Mobile TeleSystems OJSC sponsored ADR	6,711	69,258
Moscow Exchange MICEX-RTS OAO (a)	17,322	35,007
Mosenergo PJSC (a)	60,000	2,463
NOVATEK OAO GDR (Reg. S)	1,111	134,653
PhosAgro OJSC GDR (Reg. S)	1,230	18,143
Rosneft Oil Co. OJSC	14,184	79,044
Rostelecom PJSC (a)	22,941	30,022
RusHydro PJSC (a)	1,213,260	19,074
Sberbank of Russia	130,113	377,921
Severstal PAO	2,280	31,079
Sistema JSFC sponsored GDR	2,256	18,973
Surgutneftegas OJSC (a)	122,066	59,844
Tatneft PAO (a)	18,307	121,235
VTB Bank OJSC (a)	63,888,802	74,866

TOTAL RUSSIA		2,037,557

Singapore - 0.9%
Accordia Golf Trust	13,000	6,932
Ascendas Hospitality Trust unit	11,400	6,364
Ascendas India Trust	5,300	4,362
Ascendas Real Estate Investment Trust	25,300	46,357
Ascott Residence Trust	12,771	10,009
Asian Pay Television Trust	3,600	1,327
Cache Logistics Trust	4,400	2,724
Cambridge Industrial Trust	15,800	6,616
CapitaCommercial Trust (REIT)	29,300	34,078
CapitaLand Ltd.	43,600	117,336
CapitaMall Trust	26,500	37,365
CapitaRetail China Trust	3,101	3,529
CDL Hospitality Trusts unit	3,900	4,327
City Developments Ltd.	4,500	34,753
ComfortDelgro Corp. Ltd.	26,500	51,970
Croesus Retail Trust	4,463	3,115
CWT Ltd.	5,600	9,179
DBS Group Holdings Ltd.	22,436	310,730
Ezion Holdings Ltd. (a)	51,300	11,015
Far East Hospitality Trust unit	12,600	5,411
First (REIT)	8,337	8,056
First Resources Ltd.	20,200	27,109
Frasers Centrepoint Trust	9,100	13,743
Frasers Commercial Trust	3,156	3,027
Frasers Logistics & Industrial Trust	5,000	3,615
Global Logistic Properties Ltd.	35,200	72,559
Hutchison Port Holdings Trust	65,900	26,690
Jardine Cycle & Carriage Ltd.	1,900	64,229
K-REIT Asia	24,314	18,447
Keppel Corp. Ltd.	22,400	104,372
Keppel DC (REIT)	6,900	6,124
Lippo Malls Indonesia Retail Trust	7,700	2,342
Macquarie MEAG Prime (REIT)	8,200	4,519
Manulife U.S. REIT	2,600	2,184
Mapletree Commercial Trust	26,523	30,279
Mapletree Greater China Commercial Trust	15,700	12,024
Mapletree Industrial (REIT)	15,800	20,243
Mapletree Logistics Trust (REIT)	14,231	11,510
MobileOne Ltd.	2,400	3,728
OUE Hospitality Trust	14,400	7,421
Oue Ltd.	6,100	8,950
Oversea-Chinese Banking Corp. Ltd.	37,700	264,438
Parkway Life REIT	1,400	2,565
Raffles Medical Group Ltd.	6,600	6,613
Rht Health Trust	33,000	22,320
Sembcorp Industries Ltd.	14,500	31,446
Sembcorp Marine Ltd.	7,800	9,100
Sheng Siong Group Ltd.	9,400	6,593
SIIC Environment Holdings Ltd. (a)	4,900	1,859
Singapore Airlines Ltd.	7,100	52,088
Singapore Airport Terminal Service Ltd.	9,800	35,703
Singapore Exchange Ltd.	9,500	50,317
Singapore Post Ltd.	36,300	35,854
Singapore Press Holdings Ltd.	40,000	99,345
Singapore Technologies Engineering Ltd.	27,700	75,141
Singapore Telecommunications Ltd.	97,700	261,531
SPH REIT	3,000	2,115
StarHub Ltd.	7,400	14,777
Suntec (REIT)	25,800	32,685
United Engineers Ltd.	15,800	32,569
United Overseas Bank Ltd.	15,830	246,999
UOL Group Ltd.	5,700	29,537
Venture Corp. Ltd.	5,200	45,407
Wilmar International Ltd.	27,400	69,620
Wing Tai Holdings Ltd.	6,800	9,199
Yangzijiang Shipbuilding Holdings Ltd.	22,400	18,438
Yanlord Land Group Ltd.	4,400	5,873
Yoma Strategic Holdings Ltd.	8,600	3,570

TOTAL SINGAPORE		2,624,372

South Africa - 1.4%
Advtech Ltd.	4,172	5,963
Aeci Ltd.	3,629	31,509
African Rainbow Minerals Ltd.	3,001	18,976
Alexander Forbes Group Holdings Ltd.	5,905	2,846
Anglo American Platinum Ltd. (a)	641	15,832
AngloGold Ashanti Ltd.	5,033	57,638
Arrowhead Properties Ltd. A linked	7,131	4,712
Ascendis Health Ltd.	1,377	2,575
Aspen Pharmacare Holdings Ltd.	4,584	95,095
Assore Ltd. (a)	679	10,962
Astral Foods Ltd.	227	2,633
Attacq Ltd. (a)	3,905	4,968
AVI Ltd.	5,061	37,015
Barclays Africa Group Ltd.	5,748	63,227
Barloworld Ltd.	2,493	22,464
Bidcorp Ltd.	4,202	89,028
Bidvest Group Ltd.	4,578	54,643
Blue Label Telecoms Ltd.	2,242	2,842
Capitec Bank Holdings Ltd.	705	40,228
Cashbuild Ltd. (a)	316	8,584
City Lodge Hotels Ltd.	140	1,558
Clicks Group Ltd.	4,485	45,049
Coronation Fund Managers Ltd.	6,216	29,485
Curro Holdings Ltd. (a)	854	2,956
DataTec Ltd.	1,703	7,399
Delta Property Fund Ltd.	3,990	2,618
Discovery Ltd.	4,641	46,466
Emira Property Fund Ltd.	32,457	34,002
EOH Holdings Ltd.	1,660	17,570
Exxaro Resources Ltd.	1,996	17,009
Famous Brands Ltd.	478	5,297
FirstRand Ltd.	39,016	145,539
Fortress Income Fund Ltd.:
Class A	24,877	32,633
Class B	1,340	3,364
Foschini Ltd.	2,624	31,342
Gold Fields Ltd. (a)	11,682	38,288
Grindrod Ltd. (a)	13,572	12,207
Growthpoint Properties Ltd.	28,260	54,178
Harmony Gold Mining Co. Ltd.	5,635	12,202
Hosken Consolidated Investment Ltd.	537	5,565
Hyprop Investments Ltd.	4,172	38,536
Impala Platinum Holdings Ltd. (a)	7,210	23,135
Imperial Holdings Ltd.	1,679	21,232
Investec Ltd.	2,950	22,108
Invicta Holdings Ltd.	553	2,264
JSE Ltd.	563	5,999
KAP Industrial Holdings Ltd.	15,169	10,636
Liberty Holdings Ltd.	893	7,183
Life Healthcare Group Holdings Ltd.	16,964	36,470
Massmart Holdings Ltd.	1,266	12,242
MMI Holdings Ltd.	13,676	23,855
Mondi Ltd.	1,436	37,258
Mpact Ltd.	4,213	9,713
Mr Price Group Ltd.	2,961	34,809
MTN Group Ltd.	20,420	193,294
Murray & Roberts Holdings Ltd.	6,685	7,003
Nampak Ltd. (a)	6,072	8,133
Naspers Ltd. Class N	5,659	1,076,067
Nedbank Group Ltd.	2,736	46,157
Netcare Ltd.	11,024	21,869
Northam Platinum Ltd. (a)	4,161	15,475
Oceana Group Ltd.	307	2,284
Omnia Holdings Ltd.	834	9,937
Peregrine Holdings Ltd.	1,032	2,053
Pick 'n Pay Stores Ltd.	5,165	24,542
Pioneer Foods Ltd.	1,333	16,444
Pretoria Portland Cement Co. Ltd. (a)	11,311	5,290
PSG Group Ltd.	961	18,197
Rand Merchant Insurance Holdings Ltd.	8,531	26,780
Rebosis Property Fund Ltd.	1,887	1,723
Redefine Properties Ltd.	76,082	62,625
Remgro Ltd.	6,463	107,287
Resilient Property Income Fund Ltd.	5,252	45,793
Reunert Ltd.	2,341	12,420
RMB Holdings Ltd.	12,237	56,168
SA Corporate Real Estate Fund	11,462	4,717
Sanlam Ltd.	19,925	105,695
Sappi Ltd.	6,542	48,611
Sasol Ltd.	6,730	206,240
Shoprite Holdings Ltd.	5,449	85,545
Sibanye Gold Ltd.	7,697	15,467
Spar Group Ltd.	2,252	30,363
Standard Bank Group Ltd.	15,394	170,899
Sun International Ltd. (a)	949	5,180
Super Group Ltd. (a)	2,952	8,122
Telkom SA Ltd.	3,309	18,516
Tiger Brands Ltd.	2,221	67,135
Tongaat Hulett Ltd.	1,330	12,017
Transaction Capital Ltd.	5,348	5,867
Trencor Ltd.	2,696	8,114
Truworths International Ltd.	6,590	42,670
Tsogo Sun Holdings Ltd.	16,839	31,690
Vodacom Group Ltd.	3,816	43,178
Vukile Property Fund Ltd.	7,656	10,885
Wilson Bayly Holmes-Ovcon Ltd.	192	2,062
Woolworths Holdings Ltd.	13,798	74,856
Zeder Investments Ltd.	15,221	8,166

TOTAL SOUTH AFRICA		4,167,443

Spain - 2.3%
Abertis Infraestructuras SA	7,459	131,220
Acerinox SA	2,019	28,195
ACS Actividades de Construccion y Servicios SA	3,040	112,689
Aena SA	729	128,644
Almirall SA	1,068	19,289
Amadeus IT Holding SA Class A	5,487	295,861
Applus Services SA	3,913	49,061
Atresmedia Corporacion de Medios de Comunicacion SA	1,314	16,503
Axiare Patrimonio SOCIMI SA	967	16,053
Azucarera Ebro Agricolas SA	992	22,184
Banco Bilbao Vizcaya Argentaria SA	86,254	691,034
Banco de Sabadell SA	69,986	134,632
Banco Popular Espanol SA (a)	47,579	33,377
Banco Santander SA (Spain)	187,414	1,222,246
Bankia SA	59,802	72,569
Bankinter SA	8,664	76,285
Bolsas Y Mercados Espanoles	1,165	41,751
CaixaBank SA	43,796	198,853
Catalana Occidente SA	563	21,882
Cellnex Telecom Sau	2,036	35,984
Cemex Latam Holdings SA (a)	1,110	4,052
Cie Automotive SA	630	13,550
Codere SA (a)	6,384	3,616
Compania de Distribucion Integral Logista Holdings SA	686	16,402
Construcciones y Auxiliar de Ferrocarriles	610	24,512
Corporacion Financiera Alba SA	282	15,328
Distribuidora Internacional de Alimentacion SA	10,680	63,578
Enagas SA	3,466	91,179
Ence Energia y Celulosa SA	384	1,372
Endesa SA	3,393	79,963
Euskaltel, S.A.	1,664	16,924
Faes Farma SA	4,830	17,362
Ferrovial SA	6,179	131,486
Fomento Construcciones y Contratas SA (FOCSA) (a)	364	3,370
Gamesa Corporacion Tecnologica SA	3,202	69,183
Gas Natural SDG SA	3,536	79,963
Grifols SA	4,074	109,414
Grupo Acciona SA	383	31,599
Hispania Activos Inmobiliarios SA	1,415	21,363
Iberdrola SA	70,773	508,968
Inditex SA	13,597	521,503
Indra Sistemas (a)	1,396	19,138
Inmobiliaria Colonial SA	3,165	24,544
International Consolidated Airlines Group SA	10,388	75,340
Lar Espana Real Estate Socimi SA	1,518	12,567
Liberbank SA (a)	12,149	16,238
MAPFRE SA (Reg.)	15,665	54,673
Mediaset Espana Comunicacion SA	2,218	30,575
Melia Hotels International SA	499	7,409
Merlin Properties Socimi SA	4,044	47,862
Miquel y Costas & Miquel SA	58	1,792
New Hampshire Hotel Group S.A (a)	2,123	10,996
Obrascon Huarte Lain SA	1,909	8,359
Pharma Mar SA (a)	1,992	7,638
Promotora de Informaciones SA (a)	255	910
Prosegur Compania de Seguridad SA (Reg.)	3,469	22,635
Red Electrica Corporacion SA	5,771	112,472
Repsol YPF SA	15,593	246,884
Saeta Yield SA	797	7,874
Talgo SA (a)	1,181	7,090
Tecnicas Reunidas SA	280	11,087
Telefonica SA	58,085	642,417
Telepizza Group SAU	426	2,240
Tubacex SA	2,062	6,581
Vallehermoso SA (a)	2,974	7,451
Viscofan Envolturas Celulosicas SA	536	32,078
Zardoya Otis SA	3,279	30,396

TOTAL SPAIN		6,620,245

Sweden - 2.2%
AarhusKarlshamn AB	380	27,179
AF AB (B Shares)	1,812	38,133
Alfa Laval AB	4,008	82,221
Alimak Group AB	203	3,077
Arcam AB (a)	48	1,761
ASSA ABLOY AB (B Shares)	12,588	272,728
Atlas Copco AB:
(A Shares)	9,101	340,313
(B Shares)	4,318	143,620
Attendo AB	1,482	15,142
Avanza Bank Holding AB	194	7,789
Axfood AB	1,383	21,954
Bergman & Beving AB (B Shares)	315	7,219
Betsson AB (B Shares)	1,770	15,128
Bilia AB (A Shares)	414	8,297
Billerud AB	2,966	47,551
BioGaia AB	75	3,023
Boliden AB	3,679	105,170
Bonava AB	1,532	24,769
Bravida AB	2,352	16,623
Bure Equity AB	215	2,658
BYGGmax Group AB	241	1,626
Capio AB	734	4,061
Castellum AB (a)	4,432	60,696
Clas Ohlson AB (B Shares)	208	3,452
Cloetta AB	3,295	13,318
Com Hem Holding AB	1,130	14,072
Concentric AB	1,374	22,648
D. Carnegie & Co. AB (a)	152	1,845
Dios Fastigheter AB	228	1,169
Dometic Group AB	3,638	27,108
Duni AB	486	6,886
Dustin Group AB	1,681	13,902
Electrolux AB (B Shares)	3,236	96,123
Elekta AB (B Shares)	4,378	45,696
Eltel AB	115	750
Evolution Gaming Group AB	163	7,196
Fabege AB	2,351	40,505
Fastighets AB Balder (a)	1,133	25,302
Fingerprint Cards AB	3,546	14,120
Getinge AB (B Shares)	3,314	64,766
Granges AB	1,128	11,716
H&M Hennes & Mauritz AB (B Shares)	12,565	311,116
Haldex AB	927	12,454
Hemfosa Fastigheter AB	4,338	40,210
Hexagon AB (B Shares)	3,201	139,391
HEXPOL AB (B Shares)	3,484	38,725
Hoist Finance AB	741	6,965
Holmen AB (B Shares)	556	23,439
Hufvudstaden AB Series A (a)	1,173	18,382
Husqvarna AB (B Shares)	8,014	79,667
ICA Gruppen AB	912	31,137
Industrivarden AB (C Shares)	1,927	44,818
Indutrade AB	1,319	31,168
Intrum Justitia AB	948	37,675
Investment AB Oresund	100	1,829
Investor AB (B Shares)	5,238	239,448
Inwido AB	1,240	17,815
ITAB Shop Concept AB	678	5,377
JM AB (B Shares)	832	29,289
Kinnevik AB (B Shares)	2,997	79,989
Klovern AB (B Shares)	27,231	28,684
Kungsleden AB	3,049	17,074
Lifco AB	331	10,071
Lindab International AB	627	5,730
Loomis AB (B Shares)	876	31,797
Lundbergfoeretagen AB	335	24,263
Lundin Petroleum AB	2,402	45,858
Mekonomen AB	97	1,922
Modern Times Group MTG AB (B Shares)	681	22,220
Mycronic AB	1,365	13,485
NCC AB Series B	1,301	34,591
Net Entertainment NE AB	2,558	19,740
New Wave Group AB (B Shares)	582	4,123
Nibe Industrier AB (B Shares)	7,066	62,624
Nobia AB	1,989	20,581
Nobina AB	3,257	19,857
Nolato AB Series B	288	9,169
Nordax Group AB	443	2,256
Nordea Bank AB	36,366	447,528
Nordnet AB Class B	492	2,111
Pandox AB	745	12,507
Peab AB	3,464	37,858
Probi AB	251	12,596
Ratos AB (B Shares)	1,921	9,009
RaySearch Laboratories AB	121	3,033
Recipharm AB	570	7,883
Resurs Holding AB	415	2,636
Rezidor Hotel Group AB	372	1,386
Saab AB (B Shares)	662	32,826
Sandvik AB	12,736	204,471
Scandic Hotels Group AB (a)	1,001	11,273
Securitas AB (B Shares)	4,803	79,388
Skandinaviska Enskilda Banken AB (A Shares)	18,451	212,480
Skanska AB (B Shares)	4,441	106,245
SKF AB (B Shares)	5,417	119,015
SkiStar AB	101	2,161
SSAB Svenskt Stal AB:
(A Shares) (a)	2,768	12,069
(B Shares) (a)	8,432	29,959
Starbreeze AB (a)	563	1,055
Svenska Cellulosa AB (SCA) (B Shares)	7,706	255,263
Svenska Handelsbanken AB (A Shares)	19,263	273,374
Sweco AB (B Shares)	1,104	27,384
Swedbank AB (A Shares)	10,921	258,805
Swedish Match Co. AB	2,576	84,982
Swedish Orphan Biovitrum AB (a)	1,768	27,307
Tele2 AB (B Shares)	4,249	42,791
Telefonaktiebolaget LM Ericsson (B Shares)	38,009	246,938
TeliaSonera AB	32,507	132,347
Thule Group AB	1,564	27,140
Tobii AB (a)	723	3,975
Trelleborg AB (B Shares)	2,782	65,394
Vitrolife AB	67	3,820
Volvo AB (B Shares)	20,161	329,822
Wallenstam AB (B Shares)	2,507	21,370
Wihlborgs Fastigheter AB	606	11,809

TOTAL SWEDEN		6,384,261

Switzerland - 5.7%
ABB Ltd. (Reg.)	24,505	600,477
Actelion Ltd.	1,199	320,055
Adecco SA (Reg.)	2,173	161,392
AFG Arbonia-Forster-Holding AG (a)	353	6,563
Allreal Holding AG	151	25,981
APG SGA SA	5	2,392
Aryzta AG	1,319	42,831
Ascom Holding AG (Reg.)	772	14,587
Autoneum Holding AG	13	3,841
Baloise Holdings AG	527	77,276
Banque Cantonale Vaudoise	50	36,231
Barry Callebaut AG (a)	25	34,322
Basilea Pharmaceutica AG (a)	172	14,650
Bell AG	8	3,435
BKW AG	153	8,288
Bobst Group SA	58	5,876
Bossard Holding AG	85	16,932
Bucher Industries AG	102	32,881
Burckhardt Compression Holding AG	24	7,363
Burkhalter Holding AG	21	3,166
Cembra Money Bank AG	1,038	88,569
Clariant AG (Reg.)	4,322	87,526
Coca-Cola HBC AG	2,361	65,502
Comet Holding AG	110	14,692
Compagnie Financiere Richemont SA Series A	6,821	569,953
Credit Suisse Group AG	26,223	399,926
Daetwyler Holdings AG	208	35,203
Dufry AG (a)	689	112,871
EFG International	430	2,727
Emmi AG	16	11,690
Ems-Chemie Holding AG	86	53,890
Flughafen Zuerich AG	302	66,531
Forbo Holding AG (Reg.)	15	24,588
Galenica AG	51	55,408
GAM Holding Ltd.	1,927	24,693
Geberit AG (Reg.)	422	192,211
Georg Fischer AG (Reg.)	51	48,078
Givaudan SA	124	238,903
Helvetia Holding AG (Reg.)	78	43,312
Huber+Suhner AG	427	28,753
Implenia AG	208	15,971
INFICON Holding AG	12	6,302
Intershop Holding AG	12	5,780
Julius Baer Group Ltd.	2,907	151,590
Kaba Holding AG (B Shares) (Reg.)	48	41,126
Kardex AG	92	10,134
Komax Holding AG (Reg.)	49	13,075
Kudelski SA (Bearer)	453	7,854
Kuehne & Nagel International AG	786	118,808
Lafargeholcim Ltd. (Reg.)	5,570	315,727
Leonteq AG	74	3,269
Lindt & Spruengli AG	1	66,442
Lindt & Spruengli AG (participation certificate)	18	101,216
Logitech International SA (Reg.)	2,089	69,808
Lonza Group AG	702	143,575
Meyer Burger Technology AG (a)	5,000	4,121
Mobimo Holding AG	93	25,003
Nestle SA (Reg. S)	39,409	3,035,277
Novartis AG	28,766	2,214,553
OC Oerlikon Corp. AG (Reg.)	3,022	36,294
Oriflame Holding AG	600	24,590
Orior AG	98	7,520
Panalpina Welttransport Holding AG	199	26,340
Pargesa Holding SA	413	30,861
Partners Group Holding AG	191	115,464
PSP Swiss Property AG	513	45,990
Rieter Holding AG (Reg.)	126	27,961
Roche Holding AG (participation certificate)	9,072	2,373,820
Santhera Pharmaceuticals Holding AG (a)	205	14,731
Schindler Holding AG:
(participation certificate)	353	72,126
(Reg.)	373	74,075
Schmolz & Bickenbach AG (a)	6,294	5,756
Schweiter Technologies AG	16	19,232
SFS Group AG	153	15,269
SGS SA (Reg.)	73	164,268
Siegfried Holding AG	122	34,883
Sika AG	26	165,930
Sonova Holding AG Class B	747	110,436
St.Galler Kantonalbank AG	125	54,271
Straumann Holding AG	114	60,151
Sulzer AG (Reg.)	198	23,103
Sunrise Communications Group AG	488	36,269
Swatch Group AG (Bearer)	341	136,503
Swatch Group AG (Bearer) (Reg.)	869	67,424
Swiss Life Holding AG	431	140,259
Swiss Prime Site AG	1,113	96,479
Swiss Re Ltd.	3,950	343,789
Swisscom AG	302	131,727
Syngenta AG (Switzerland)	1,178	547,456
Tecan Group AG	152	25,939
Temenos Group AG	683	59,136
u-blox Holding AG	126	27,923
UBS Group AG	47,283	807,850
Valiant Holding AG	250	28,693
Valora Holding AG	26	8,924
VAT Group AG	179	22,991
Vontobel Holdings AG	190	11,190
VZ Holding AG	18	5,007
Ypsomed Holding AG	32	6,159
Zehnder Group AG	53	1,795
Zurich Insurance Group AG	1,942	537,426
ZZ Holding AG	46	45,468

TOTAL SWITZERLAND		16,524,674

Taiwan - 2.8%
A-DATA Technology Co. Ltd.	1,000	2,366
Accton Technology Corp.	4,000	9,066
Acer, Inc.	22,000	10,373
Advanced Ceramic X Corp.	1,000	10,505
Advanced Semiconductor Engineering, Inc.	95,436	119,403
Advantech Co. Ltd.	5,000	40,367
AmTRAN Technology Co. Ltd.	4,000	2,905
Asia Cement Corp.	29,000	28,594
Asia Pacific Telecom Co. Ltd. (a)	33,000	10,613
ASPEED Tech, Inc.	1,000	19,389
ASUSTeK Computer, Inc.	12,000	117,725
AU Optronics Corp.	99,000	41,074
Bank of Kaohsiung Co. Ltd.	14,728	4,727
Capital Securities Corp.	7,000	2,314
Catcher Technology Co. Ltd.	10,000	102,571
Cathay Financial Holding Co. Ltd.	96,000	153,737
Chang Hwa Commercial Bank	64,240	37,197
Cheng Shin Rubber Industry Co. Ltd.	22,000	45,350
Cheng Uei Precision Industries Co. Ltd.	3,000	4,204
Chicony Electronics Co. Ltd.	12,005	31,618
Chin-Poon Industrial Co. Ltd.	6,000	12,229
China Airlines Ltd.	41,000	12,684
China Bills Finance Corp.	4,000	1,959
China Development Finance Holding Corp.	279,000	76,805
China Life Insurance Co. Ltd.	40,120	37,302
China Motor Co. Ltd.	3,000	2,725
China Petrochemical Development Corp. (a)	37,000	13,956
China Steel Chemical Corp.	1,000	3,954
China Steel Corp.	172,000	137,723
China Synthetic Rubber Corp.	2,000	2,022
Chinatrust Financial Holding Co. Ltd.	249,960	155,899
Chipbond Technology Corp.	13,000	19,356
Chroma ATE, Inc.	11,000	34,358
Chunghwa Telecom Co. Ltd.	45,000	151,958
Clevo Co. Ltd.	2,000	1,830
Compal Electronics, Inc.	78,000	52,132
Compeq Manufacturing Co. Ltd.	6,000	4,407
Coretronic Corp.	2,000	2,832
CTCI Corp.	10,000	17,470
Delta Electronics, Inc.	27,000	151,871
E Ink Holdings, Inc.	12,000	12,229
E.SUN Financial Holdings Co. Ltd.	167,500	101,144
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)	10,032	1,079
ECLAT Textile Co. Ltd.	2,000	21,871
EGiS Technology, Inc. (a)	1,000	5,509
Elan Microelectronics Corp.	3,000	4,243
Elite Advanced Laser Corp.	1,000	4,401
Elite Material Co. Ltd.	4,000	15,948
eMemory Technology, Inc.	1,000	13,748
Ennoconn Corp.	1,000	10,869
EPISTAR Corp. (a)	7,000	6,948
Eternal Materials Co. Ltd.	9,160	9,790
EVA Airways Corp.	54,150	26,606
Evergreen Marine Corp. (Taiwan) (a)	14,000	6,161
Everlight Electronics Co. Ltd.	11,000	17,288
Far Eastern Department Stores Co. Ltd.	5,000	2,639
Far Eastern International Bank	51,080	15,971
Far Eastern Textile Ltd.	42,000	35,298
Far EasTone Telecommunications Co. Ltd.	23,000	56,543
Farglory Land Development Co. Ltd.	10,000	13,533
Feng Hsin Iron & Steel Co.	2,000	3,375
Feng Tay Enterprise Co. Ltd.	5,120	19,651
Firich Enterprise Co. Ltd.	1,000	1,548
First Financial Holding Co. Ltd.	97,270	59,219
FLEXium Interconnect, Inc.	2,000	7,412
Formosa Chemicals & Fibre Corp.	44,000	135,102
Formosa Petrochemical Corp.	12,000	41,889
Formosa Plastics Corp.	56,000	168,057
Formosa Taffeta Co. Ltd.	3,000	3,127
Foxconn Technology Co. Ltd.	13,010	39,603
Fubon Financial Holding Co. Ltd.	97,000	151,808
Getac Technology Corp.	2,000	2,591
Giant Manufacturing Co. Ltd.	4,000	24,154
Giga-Byte Technology Co. Ltd.	3,000	3,966
GlobalWafers Co. Ltd.	2,000	14,294
Grand Pacific Petrochemical Corp.	3,000	1,960
Grape King Bio Ltd.	1,000	6,419
Great Wall Enterprise Co. Ltd.	2,000	1,932
Greatek Electronics, Inc.	9,000	12,626
HannStar Display Corp. (a)	34,000	9,135
Highwealth Construction Corp.	11,000	18,526
HIWIN Technologies Corp.	3,020	19,235
Hon Hai Precision Industry Co. Ltd. (Foxconn)	196,000	640,731
Hota Industrial Manufacturing Co. Ltd.	3,063	13,479
Hotai Motor Co. Ltd.	7,000	80,485
HTC Corp. (a)	9,000	21,560
Hua Nan Financial Holdings Co. Ltd.	147,496	82,476
Huaku Development Co. Ltd.	1,000	2,290
Innolux Corp.	104,000	48,519
International Games Systems Co. Ltd.	1,000	6,402
Inventec Corp.	33,000	24,513
Kenda Rubber Industrial Co. Ltd.	3,060	4,921
King Slide Works Co. Ltd.	1,000	15,369
King Yuan Electronics Co. Ltd.	13,000	11,721
King's Town Bank	4,000	3,838
Kinpo Electronics, Inc.	6,000	2,243
Kinsus Interconnect Technology Corp.	2,000	5,195
LandMark Optoelectronics Corp.	1,000	8,768
Largan Precision Co. Ltd.	1,000	165,933
Lee Chang Yung Chemical Industry Corp.	5,000	7,180
Lien Hwa Industrial Corp.	2,050	1,855
Lite-On Technology Corp.	24,009	41,785
Long Chen Paper Co. Ltd.	8,000	7,200
Makalot Industrial Co. Ltd.	1,000	4,202
MediaTek, Inc.	20,000	143,599
Mega Financial Holding Co. Ltd.	121,000	97,087
Mercuries Life Insurance Co. Ltd.	4,000	2,045
Merida Industry Co. Ltd.	4,000	21,441
Merry Electronics Co. Ltd.	1,000	5,923
Micro-Star International Co. Ltd.	9,000	18,016
MiTAC Holdings Corp.	5,000	5,269
Namchow Chemical Industrial Co. Ltd.	1,000	2,018
Nan Ya Plastics Corp.	63,000	151,544
Nankang Rubber Tire Co. Ltd.	2,000	1,906
Nanya Technology Corp.	6,000	9,559
Neo Solar Power Corp. (a)	6,000	2,789
Nien Made Enterprise Co. Ltd.	2,000	20,216
Novatek Microelectronics Corp.	8,000	30,705
OBI Pharma, Inc. (a)	1,000	9,397
Oriental Union Chemical Corp.	4,000	2,978
PChome Online, Inc.	1,000	8,537
Pegatron Corp.	21,000	61,771
PharmaEngine, Inc.	1,000	6,171
PharmaEssentia Corp.	1,000	4,980
Phison Electronics Corp.	5,000	47,067
Pou Chen Corp.	37,000	51,724
Powertech Technology, Inc.	16,000	50,134
Poya International Co. Ltd.	1,000	13,632
President Chain Store Corp.	7,000	60,798
Primax Electronics Ltd.	3,000	4,993
Prince Housing & Development Corp.	6,000	2,372
Qisda Corp.	25,000	15,882
Quanta Computer, Inc.	46,000	95,126
Radiant Opto-Electronics Corp.	5,000	10,423
Realtek Semiconductor Corp.	12,000	40,499
Ruentex Development Co. Ltd. (a)	7,000	8,535
Ruentex Industries Ltd.	15,000	24,096
SerComm Corp.	1,000	2,518
Shin Kong Financial Holding Co. Ltd. (a)	118,000	31,430
Shin Zu Shing Co. Ltd.	1,000	2,769
Shinkong Insurance Co. Ltd.	2,000	1,681
Siliconware Precision Industries Co. Ltd.	32,000	51,768
Simplo Technology Co. Ltd.	6,000	20,051
SINBON Electronics Co. Ltd.	1,000	2,465
Sino-American Silicon Products, Inc.	4,000	5,797
Sinopac Holdings Co.	147,350	44,951
St.Shine Optical Co. Ltd.	1,000	19,323
Standard Foods Corp.	5,110	12,596
Synnex Technology International Corp.	21,100	22,829
Systex Corp.	1,000	2,005
Ta Chen Stainless Pipe Co. Ltd.	4,000	2,197
Taichung Commercial Bank Co. Ltd.	4,068	1,319
TaiMed Biologics, Inc. (a)	1,000	6,005
Tainan Spinning Co. Ltd.	5,000	2,300
Taishin Financial Holdings Co. Ltd.	80,506	33,163
Taiwan Business Bank	45,400	12,528
Taiwan Cement Corp.	42,000	48,777
Taiwan Cooperative Financial Holding Co. Ltd.	145,350	73,822
Taiwan Fertilizer Co. Ltd.	11,000	14,850
Taiwan Fire & Marine Insurance Co. Ltd.	3,000	1,881
Taiwan Glass Industry Corp. (a)	24,000	12,229
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	4,136
Taiwan Mobile Co. Ltd.	24,000	88,542
Taiwan Paiho Ltd.	4,000	13,301
Taiwan Secom Co.	1,000	2,915
Taiwan Semiconductor Manufacturing Co. Ltd.	318,000	2,044,998
Taiwan Shin Kong Security Co. Ltd.	2,000	2,640
Taiwan Surface Mounting Technology Co. Ltd.	3,000	2,660
Tatung Co. Ltd. (a)	30,000	10,968
TECO Electric & Machinery Co. Ltd.	49,000	48,476
Ton Yi Industrial Corp.	5,000	2,415
Tong Hsing Electronics Industries Ltd.	1,000	4,235
Tong Yang Industry Co. Ltd.	5,000	8,470
Topco Scientific Co. Ltd.	4,000	13,063
Transcend Information, Inc.	1,000	3,408
Tripod Technology Corp.	12,000	33,868
TSRC Corp.	6,000	6,859
TTY Biopharm Co. Ltd.	1,000	3,408
Tung Ho Steel Enterprise Corp.	3,000	2,417
Tung Thih Electronic Co. Ltd.	1,000	6,849
TXC Corp.	2,000	2,945
Unified-President Enterprises Corp.	67,000	123,479
Unimicron Technology Corp.	27,000	16,616
United Microelectronics Corp.	143,000	57,065
USI Corp.	5,000	2,506
Vanguard International Semiconductor Corp.	16,000	30,493
Voltronic Power Technology Corp.	1,000	14,244
Walsin Lihwa Corp.	39,000	17,485
Walsin Technology Corp.	2,000	3,825
Waterland Financial Holdings Co. Ltd.	17,000	5,203
Wei-Chuan Food Corp. (a)	2,000	1,224
Win Semiconductors Corp.	3,389	15,082
Winbond Electronics Corp.	60,000	33,848
Wistron Corp.	38,089	35,918
Wistron NeWeb Corp.	2,000	5,731
WPG Holding Co. Ltd.	27,000	34,171
WT Microelectronics Co. Ltd.	2,000	2,865
Yageo Corp.	11,000	38,762
Yieh Phui Enterprise Co. (a)	5,000	2,043
Yuanta Financial Holding Co. Ltd.	186,000	79,390
Yuen Foong Yu Paper Manufacturing Co.	4,000	1,416
Yulon Motor Co. Ltd.	12,000	10,839
Yungtay Engineering Co. Ltd.	1,000	1,654

TOTAL TAIWAN		8,316,600

Thailand - 0.5%
Advanced Info Service PCL	4,200	21,243
Advanced Info Service PCL (For. Reg.)	11,700	59,176
Airports of Thailand PCL (For. Reg.)	60,900	70,845
Asia Plus Group Holdings PCL	15,000	1,517
Bangchak Petroleum PCL (For. Reg.)	6,300	5,827
Bangkok Airways PCL	5,500	3,227
Bangkok Bank PCL (For. Reg.)	7,000	37,832
Bangkok Chain Hospital PCL	5,500	2,082
Bangkok Dusit Medical Services PCL (For. Reg.)	44,600	26,167
Bangkok Expressway and Metro PCL	101,000	21,017
Bangkok Land PCL	52,700	2,848
Banpu PCL (For. Reg.)	29,500	16,370
Beauty Community PCL	9,600	2,733
BEC World PCL (For. Reg.)	4,400	2,378
Berli Jucker PCL	15,700	19,738
Berli Jucker PCL (For. Reg)	10,000	12,572
BTS Group Holdings PCL	109,600	26,925
Bumrungrad Hospital PCL (For. Reg.)	4,800	24,347
C.P. ALL PCL (For. Reg.)	68,100	120,061
Carabao Group PCL	1,000	1,900
Central Pattana PCL (For. Reg.)	17,200	29,827
CH. Karnchang PCL	2,700	2,126
Charoen Pokphand Foods PCL (For. Reg.)	55,300	42,754
Chularat Hospital PCL	25,300	1,740
Delta Electronics PCL (For. Reg.)	7,400	19,676
Dynasty Ceramic PCL (For. Reg.)	17,900	2,100
Electricity Generating PCL (For. Reg.)	1,900	12,081
Energy Absolute PCL	15,900	12,408
Energy Earth PCL	7,600	953
Esso Thailand PCL (a)	18,200	6,154
Global Power Synergy Public Co. Ltd.	2,000	1,994
Glow Energy PCL (For. Reg.)	7,900	18,723
Group Lease PCL	1,700	1,096
Gunkul Engineering PCL	22,283	3,040
Hana Microelectronics PCL (For. Reg.)	12,900	15,845
Home Product Center PCL (For. Reg.)	30,900	8,663
Indorama Ventures PCL (For. Reg.)	18,100	19,225
IRPC PCL (For. Reg.)	290,300	46,985
Jasmine International Public Co. Ltd.	25,200	6,264
Kasikornbank PCL	4,300	22,991
Kasikornbank PCL (For. Reg.)	19,600	104,798
KCE Electronics PCL	6,600	20,315
Kiatnakin Bank PCL (For. Reg.)	3,600	7,101
Krung Thai Bank PCL (For. Reg.)	66,700	38,169
Krungthai Card PCL (For. Reg.)	500	1,958
Major Cineplex Group PCL (For. Reg.)	1,400	1,416
Minor International PCL (For. Reg.)	34,400	37,035
Muangthai Leasing PCL	2,900	2,514
PTG Energy PCL	6,300	4,115
PTT Exploration and Production PCL (For. Reg.)	16,500	46,376
PTT Global Chemical PCL (For. Reg.)	24,300	52,673
PTT PCL (For. Reg.)	13,300	149,529
Robinsons Department Store PCL (For. Reg.)	3,700	6,684
Siam Cement PCL (For. Reg.)	4,400	67,908
Siam Commercial Bank PCL (For. Reg.)	19,600	88,370
Siam Global House PCL	4,935	2,325
Sino-Thai Engineering & Construction PCL (For. Reg.)	16,300	11,448
SPCG Public Co. Ltd.	18,900	11,362
Sri Trang Agro-Industry PCL	14,800	7,699
Srisawad Power 1979 PCL	5,096	6,517
Supalai PCL (For. Reg.)	3,500	2,488
Superblock Public Co. Ltd. (a)	93,600	4,085
Thai Airways International PCL (For. Reg.) (a)	8,100	4,003
Thai Oil PCL (For. Reg.)	10,700	24,121
Thai Union Frozen Products PCL	26,600	16,375
Thai Union Frozen Products PCL (For. Reg.)	14,700	9,049
Thai Vegetable Oil PCL	1,800	1,899
Thanachart Capital PCL (For. Reg.)	7,300	9,969
TISCO Financial Group PCL	1,400	3,085
TMB PCL (For. Reg.)	133,300	8,784
True Corp. PCL (For. Reg.)	117,900	22,319
TThai Tap Water Supply PCL	5,000	1,517
Vibhavadi Medical Center PCL	86,900	7,183
WHA Corp. PCL	25,000	2,269
WHA Corp. PCL (a)	207,000	18,786

TOTAL THAILAND		1,557,694

Turkey - 0.2%
Akbank T.A.S.	23,428	62,726
Akcansa Cimento A/S	294	1,017
Albaraka Turk Katilim Bankasi A/S	3,589	1,253
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,054	22,850
Anadolu Sigoria (a)	2,500	1,760
Arcelik A/S	3,361	22,426
Aygaz A/S	428	1,707
Bim Birlesik Magazalar A/S JSC	2,672	43,669
Cimsa Cimento Sanayi Ve Ticaret A/S	254	1,072
Coca-Cola Icecek Sanayi A/S	764	7,769
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,292	23,497
Eregli Demir ve Celik Fabrikalari T.A.S.	19,779	36,251
Ford Otomotiv Sanayi A/S	373	4,148
Haci Omer Sabanci Holding A/S	12,344	36,768
Koc Holding A/S	16,957	79,726
NET Holding A/S (a)	1,018	731
Petkim Petrokimya Holding A/S	11,371	15,719
Soda Sanayii AS	1,067	1,926
TAV Havalimanlari Holding A/S	1,121	4,671
Tekfen Holding A/S	626	1,614
Tofas Turk Otomobil Fabrikasi A/S	1,179	9,819
Tupras Turkiye Petrol Rafinelleri A/S	1,487	37,469
Turk Hava Yollari AO (a)	21,057	35,925
Turk Sise ve Cam Fabrikalari A/S	3,400	4,269
Turk Telekomunikasyon A/S	4,378	7,864
Turkcell Iletisim Hizmet A/S	14,315	50,015
Turkiye Garanti Bankasi A/S	34,581	93,366
Turkiye Halk Bankasi A/S	8,736	28,973
Turkiye Is Bankasi A/S Series C	22,898	45,191
Turkiye Sinai Kalkinma Bankasi A/S	3,481	1,480
Turkiye Vakiflar Bankasi TAO	9,319	15,925
Ulker Biskuvi Sanayi A/S	5,115	29,060
Yapi ve Kredi Bankasi A/S (a)	5,922	7,186

TOTAL TURKEY		737,842

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	22,213	41,850
Air Arabia PJSC (a)	25,938	7,344
Aldar Properties PJSC	36,676	21,369
Arabtec Holding Co. (a)	71,674	17,562
Dana Gas PJSC (a)	48,405	5,799
DP World Ltd.	2,290	46,808
Dubai Islamic Bank Pakistan Ltd. (a)	14,989	23,955
Dubai Parks and Resorts PJSC (a)	83,207	21,861
Emaar Malls Group PJSC (a)	41,833	29,271
Emaar Properties PJSC	45,050	88,064
Emirates Telecommunications Corp.	19,779	93,968
Eshraq Properties Co. PJSC (a)	6,866	2,187
National Bank of Abu Dhabi PJSC (a)	22,100	66,186
Orascom Construction Ltd. (a)	364	2,148
Waha Capital PJSC (a)	6,006	3,058

TOTAL UNITED ARAB EMIRATES		471,430

United Kingdom - 11.2%
3i Group PLC	11,223	115,343
AA PLC	7,824	26,479
Abcam PLC	2,263	25,119
Aberdeen Asset Management PLC	11,464	41,426
Acacia Mining PLC	2,351	12,046
Admiral Group PLC	2,901	75,561
Advanced Medical Solutions Group PLC	2,018	6,900
Aggreko PLC	3,698	42,508
Aldermore Group PLC (a)	1,587	5,311
Allied Minds PLC (a)	3,073	6,237
Amec Foster Wheeler PLC	4,586	32,253
Amerisur Resources PLC (a)	9,213	2,894
Anglo American PLC (United Kingdom) (a)	17,184	246,271
Antofagasta PLC	5,416	58,784
AO World PLC (a)	1,982	3,466
Arrow Global Group PLC	1,312	6,224
Ashmore Group PLC	4,276	19,262
Ashtead Group PLC	6,273	132,515
ASOS PLC (a)	709	53,445
Associated British Foods PLC	4,620	168,145
Assura PLC	22,631	17,953
AstraZeneca PLC (United Kingdom)	16,431	984,043
Auto Trader Group PLC	14,119	73,349
Aveva Group PLC	1,078	28,441
Aviva PLC	52,287	355,573
Babcock International Group PLC	2,724	31,718
BAE Systems PLC	38,518	312,842
Balfour Beatty PLC	8,926	33,735
Barclays PLC	218,978	599,651
Barratt Developments PLC	13,875	104,141
BBA Aviation PLC	15,829	63,822
Beazley PLC	7,735	44,061
Bellway PLC	1,399	51,569
Berendsen PLC	1,888	20,516
Berkeley Group Holdings PLC	1,825	77,011
BGEO Group PLC	497	23,174
BHP Billiton PLC	28,815	439,291
Big Yellow Group PLC	2,006	20,110
Bodycote PLC	2,240	24,182
Booker Group PLC	25,040	62,918
Bovis Homes Group PLC	1,704	20,316
BP PLC	242,908	1,390,555
Brewin Dolphin Holding PLC	3,892	16,484
British American Tobacco PLC (United Kingdom)	23,481	1,586,455
British Land Co. PLC	15,711	133,590
Britvic PLC	3,340	28,768
BT Group PLC	109,357	431,408
BTG PLC (a)	4,849	42,738
Bunzl PLC	4,466	139,287
Burberry Group PLC	5,137	107,387
Cairn Energy PLC (a)	7,642	19,232
Capita Group PLC	8,847	63,710
Capital & Counties Properties PLC	9,115	37,283
Card Factory PLC	3,004	12,610
Carillion PLC	13,103	37,760
Carnival PLC	2,379	146,624
Carphone Warehouse Group PLC	15,580	67,701
Centrica PLC	67,200	172,247
Chemring Group PLC	2,817	6,868
Chesnara PLC	1,100	5,453
Cineworld Group PLC	2,497	22,768
Clinigen Group PLC	703	7,967
Close Brothers Group PLC	2,762	60,529
Cobham PLC	24,598	42,214
Cobham PLC rights 5/4/17 (a)	9,839	7,264
Coca-Cola European Partners PLC	2,743	103,772
Compass Group PLC	21,010	424,209
Conviviality PLC	806	3,174
Costain Group PLC	1,832	11,556
Countrywide PLC	278	611
Crest Nicholson PLC	3,080	24,075
Croda International PLC	1,717	83,706
CVS Group PLC	537	9,146
CYBG PLC (a)	13,346	48,573
Daily Mail & General Trust PLC Class A	3,212	29,766
Dairy Crest Group PLC	2,499	18,579
Dart Group PLC	677	5,336
De La Rue PLC	885	7,835
Debenhams PLC	18,859	12,506
Derwent London PLC	1,347	51,362
Diageo PLC	31,665	921,679
Dialog Semiconductor PLC (a)	1,169	54,692
Dignity PLC	603	19,470
Diploma PLC	1,629	23,399
Direct Line Insurance Group PLC	18,914	85,545
Domino's Pizza UK & IRL PLC	5,405	23,137
Drax Group PLC	4,433	18,545
DS Smith PLC	12,351	69,027
Dunelm Group PLC	2,111	16,583
easyJet PLC (a)	1,837	27,790
Electrocomponents PLC	7,549	50,745
Elementis PLC	5,690	22,419
EMIS Group PLC	1,676	20,383
Empiric Student Property PLC	4,194	5,948
EnQuest PLC (a)	7,561	3,746
Enterprise Inns PLC (a)	7,215	13,059
Equiniti Group PLC	5,288	15,119
Essentra PLC	3,258	22,850
esure Group PLC	6,609	20,972
Evraz PLC (a)	4,498	12,619
Faroe Petroleum PLC (a)	2,833	3,458
Fenner PLC	1,802	7,860
Ferrexpo PLC	1,597	3,270
Fever-Tree Drinks PLC	1,125	23,722
Firstgroup PLC (a)	19,310	34,139
Foxtons Group PLC	612	812
Fresnillo PLC	2,699	50,758
G4S PLC (United Kingdom)	18,612	73,548
Galliford Try PLC	1,448	27,006
Genus PLC	427	9,485
GKN PLC	26,191	121,748
GlaxoSmithKline PLC	62,529	1,258,575
Gocompare.com Group PLC (a)	899	1,071
Grainger Trust PLC	3,151	10,199
Great Portland Estates PLC	4,248	38,074
Greene King PLC	3,724	36,223
Greggs PLC	2,983	41,534
Halfords Group PLC	3,024	14,641
Halma PLC	5,482	74,766
Hammerson PLC	8,673	65,995
Hansteen Holdings PLC	4,785	7,673
Hargreaves Lansdown PLC	3,882	69,285
Hastings Group Holdings PLC	766	2,999
Hays PLC	16,890	37,452
Helical Bar PLC	267	1,145
Hikma Pharmaceuticals PLC	1,639	41,119
Hochschild Mining PLC	3,267	10,756
HomeServe PLC	3,882	33,637
Hostelworld Group PLC	1,535	6,123
Howden Joinery Group PLC	7,287	43,699
HSBC Holdings PLC (United Kingdom)	252,730	2,084,094
Hunting PLC	1,772	12,910
Hurricane Energy PLC (a)	15,068	11,466
Ibstock PLC	1,734	5,143
IG Group Holdings PLC	5,680	39,984
Imagination Technologies Group PLC (a)	4,835	6,309
IMI PLC	4,349	72,044
Imperial Tobacco Group PLC	12,167	595,994
Inchcape PLC	5,447	60,285
Indivior PLC	10,965	47,576
Informa PLC	13,889	115,490
Inmarsat PLC	5,814	61,560
InterContinental Hotel Group PLC	2,612	138,570
Intermediate Capital Group PLC	3,335	33,735
International Personal Finance PLC	833	1,732
Interserve PLC	750	2,244
Intertek Group PLC	2,159	113,699
Intu Properties PLC	9,527	34,020
Investec PLC	9,271	68,625
iomart Group PLC	1,226	4,792
ITE Group PLC	2,346	5,378
ITV PLC	47,801	130,015
J Sainsbury PLC	21,934	78,238
J.D. Weatherspoon PLC	1,928	24,834
Jackpotjoy PLC (a)	1,132	8,328
John David Group PLC	4,236	24,415
John Laing Group PLC	5,138	19,139
John Menzies PLC	927	8,303
John Wood Group PLC	5,332	52,451
Johnson Matthey PLC	2,697	104,061
JRP Group PLC	3,701	5,963
Jupiter Fund Management PLC	5,324	32,727
Just Eat Holding Ltd. (a)	5,599	41,843
KAZ Minerals PLC (a)	2,511	16,375
Kcom Group PLC	8,465	9,703
Keller Group PLC	1,030	12,353
Kier Group PLC	1,337	23,170
Kingfisher PLC	30,431	134,625
Ladbrokes PLC	11,507	19,509
Laird PLC	9,572	18,596
Land Securities Group PLC	9,827	140,771
Legal & General Group PLC	73,302	233,649
Lloyds Banking Group PLC	818,864	735,771
London Stock Exchange Group PLC	4,013	175,836
Londonmetric Properity PLC	4,361	9,512
Lonmin PLC (a)	1,093	1,557
Lookers PLC	2,630	4,428
Man Group PLC	25,746	51,253
Marks & Spencer Group PLC	22,685	107,713
Marshalls PLC	2,410	12,002
Mediclinic International PLC	5,035	53,540
Meggitt PLC	11,233	67,289
Melrose Industries PLC	24,611	75,387
Merlin Entertainments PLC	10,662	69,807
Metro Bank PLC (a)	658	30,076
Micro Focus International PLC	2,689	90,135
Mitchells & Butlers PLC	1,709	5,868
Mitie Group PLC	3,729	10,123
Mondi PLC	4,338	112,428
Moneysupermarket.com Group PLC	6,671	29,887
Morgan Advanced Materials PLC	2,284	9,881
N Brown Group PLC	356	1,100
National Express Group PLC Class L	5,389	24,939
National Grid PLC	46,391	600,683
NewRiver REIT PLC	1,623	7,313
NEX Group PLC	3,599	28,691
Next PLC	1,776	99,027
Northgate PLC	1,988	13,904
Nostrum Oil & Gas LP (a)	1,976	11,476
Ocado Group PLC (a)	5,121	16,648
Old Mutual PLC	59,677	149,950
OneSavings Bank PLC	947	5,376
Ophir Energy PLC (a)	10,673	11,888
Oxford Instruments PLC	615	7,886
P2P Global Investments PLC	1,277	14,183
Pagegroup PLC	4,589	29,718
Paragon Group of Companies PLC	2,300	13,924
Pearson PLC	11,213	92,493
Pennon Group PLC	4,355	48,340
Persimmon PLC	4,047	122,131
Pets At Home Group PLC	3,648	8,864
Polypipe Group PLC	2,666	13,753
Premier Foods PLC (a)	23,207	12,850
Premier Oil PLC (a)	4,370	3,523
Primary Health Properties PLC	4,020	5,897
Provident Financial PLC	1,661	68,929
Prudential PLC	33,211	737,080
PZ Cussons PLC Class L	2,946	12,767
QinetiQ Group PLC	8,984	34,187
Rank Group PLC	996	2,758
Reckitt Benckiser Group PLC	8,061	742,721
Redde PLC	3,192	7,359
Redrow PLC	2,878	21,490
RELX PLC	13,447	272,743
Renishaw PLC	439	19,417
Rentokil Initial PLC	26,452	85,309
Restore PLC	844	4,679
Rightmove PLC	1,420	76,988
Rio Tinto PLC	16,553	653,020
Rolls-Royce Holdings PLC	22,505	236,686
Rotork PLC	12,831	40,865
Royal Bank of Scotland Group PLC (a)	43,952	150,895
Royal Dutch Shell PLC:
Class A (United Kingdom)	56,133	1,457,687
Class B (United Kingdom)	47,723	1,269,765
Royal Mail PLC	12,158	63,382
RPC Group PLC	5,924	62,226
RPS Group PLC	1,810	5,960
RSA Insurance Group PLC	13,208	101,958
Safestore Holdings PLC	1,409	7,391
Saga PLC	21,069	57,197
Sage Group PLC	16,305	141,492
Savills PLC	1,593	19,168
Scapa Group PLC	1,190	6,092
Schroders PLC	1,574	64,972
Scottish & Southern Energy PLC	13,741	247,535
Segro PLC	10,981	69,079
Senior Engineering Group PLC	3,575	9,927
Serco Group PLC (a)	16,299	24,404
Severn Trent PLC	2,668	80,343
Shaftesbury PLC	4,432	53,500
Shanks Group PLC	9,432	11,911
Shawbrook Group PLC	2,183	9,670
SIG PLC	12,607	19,545
Sirius Minerals PLC (a)	43,068	14,085
SKY PLC	12,704	163,226
Smith & Nephew PLC	10,962	180,097
Smiths Group PLC	5,456	115,892
SOCO International PLC	500	947
Softcat PLC	396	2,113
Sophos Group PLC	4,349	19,056
Sound Energy PLC (a)	8,859	7,975
Spectris PLC	1,936	69,207
Spirax-Sarco Engineering PLC	829	55,833
Spire Healthcare Group PLC	3,740	16,368
Sports Direct International PLC (a)	2,158	8,572
SSP Group PLC	5,517	31,791
St. James's Place Capital PLC	7,146	106,253
St. Modwen Properties PLC	1,476	6,987
Stagecoach Group PLC	2,768	7,296
Standard Chartered PLC (United Kingdom) (a)	42,780	399,607
Standard Life PLC	25,396	119,697
Stock Spirits Group PLC	438	993
SuperGroup PLC	325	6,714
SVG Capital PLC (a)	878	8,398
Synthomer PLC	3,373	21,608
TalkTalk Telecom Group PLC	6,728	16,836
Tate & Lyle PLC	5,933	58,133
Taylor Wimpey PLC	44,354	114,895
Ted Baker PLC	549	19,874
Telecom Plus PLC	1,569	25,402
Tesco PLC (a)	99,294	235,646
The Go-Ahead Group PLC	653	14,801
The Restaurant Group PLC	3,104	14,051
The Weir Group PLC	2,874	74,113
Thomas Cook Group PLC	18,174	22,515
TORM PLC	167	1,675
Travis Perkins PLC	2,723	56,817
Tritax Big Box REIT PLC	12,673	22,980
Tritax Big Box REIT PLC rights 5/10/17 (a)	1,152	60
Tullett Prebon PLC	5,865	34,799
Tullow Oil PLC (a)	23,692	64,410
Ultra Electronics Holdings PLC	924	25,036
Unilever PLC	16,588	853,425
Unite Group PLC	4,647	38,942
United Utilities Group PLC	7,591	95,713
Vectura Group PLC (a)	8,081	14,768
Vedanta Resources PLC	611	5,472
Vesuvius PLC	2,627	18,033
Victrex PLC	1,254	31,119
Virgin Money Holdings Uk PLC	7,048	28,965
Vodafone Group PLC	338,695	872,357
WH Smith PLC	1,829	41,906
Whitbread PLC	2,480	129,608
William Hill PLC	10,735	40,808
WM Morrison Supermarkets PLC	31,935	99,228
Wolverhampton & Dudley Breweries PLC	23,336	43,191
Workspace Group PLC	1,823	20,412
Worldpay Group PLC	24,455	95,022
WS Atkins PLC	1,263	35,121
Zpg PLC	3,022	14,482

TOTAL UNITED KINGDOM		32,734,407

United States of America - 0.1%
Sohu.com, Inc. (a)	611	23,707
Southern Copper Corp.	993	35,122
Yum China Holdings, Inc.	4,980	169,918

TOTAL UNITED STATES OF AMERICA		228,747

TOTAL COMMON STOCKS
(Cost $265,441,568)		281,107,219

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Alpargatas SA (PN)	900	3,771
Banco ABC Brasil SA	3,100	17,404
Banco Bradesco SA (PN)	33,000	347,357
Banco do Estado Rio Grande do Sul SA	1,700	7,611
Bradespar SA (PN)	2,900	18,136
Braskem SA (PN-A)	1,600	17,210
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	1,000	7,215
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	2,500	56,513
Companhia de Saneamento do Parana	4,600	14,898
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)	11,500	32,173
Companhia Energetica de Sao Paulo Series B	1,900	10,835
Companhia Paranaense de Energia-Copel (PN-B)	1,300	11,947
Eletropaulo Metropolitana SA (PN-B)	1,200	5,686
Gerdau SA (PN)	13,800	42,608
Gol Linhas Aereas Inteligentes SA (PN) (a)	2,100	6,643
Itau Unibanco Holding SA	42,020	519,748
Itausa-Investimentos Itau SA (PN)	49,900	155,483
Lojas Americanas SA (PN)	2,700	14,325
Marcopolo SA (PN)	10,100	7,637
Metalurgica Gerdau SA (PN) (a)	6,500	9,420
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	47,700	209,943
Suzano Papel e Celulose SA	4,300	18,167
Telefonica Brasil SA	5,100	75,985
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	4,300	5,771
Vale SA (PN-A)	30,200	249,855

TOTAL BRAZIL		1,866,341

Chile - 0.0%
Embotelladora Andina SA Class B	5,542	22,960
Sociedad Quimica y Minera de Chile SA (PN-B)	1,577	55,757

TOTAL CHILE		78,717

Colombia - 0.0%
Bancolombia SA (PN) (a)	6,414	62,614
Grupo Aval Acciones y Valores SA	72,436	28,684
Grupo de Inversiones Suramerica SA	1,266	16,206

TOTAL COLOMBIA		107,504

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	987	81,152
Draegerwerk AG & Co. KGaA (non-vtg.)	125	13,678
Fuchs Petrolub AG	948	48,901
Henkel AG & Co. KGaA	1,733	235,970
Jungheinrich AG	469	16,333
Porsche Automobil Holding SE (Germany)	2,257	132,049
Sartorius AG (non-vtg.)	406	37,176
Sixt AG Preference Shares (a)	227	10,143
Sto SE & Co. KGaA	28	3,218
Volkswagen AG	2,598	411,907

TOTAL GERMANY		990,527

India - 0.0%
Vedanta Ltd. (a)	27,604	3,285
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	1,027	18,559
Telecom Italia SpA (Risparmio Shares)	110,982	79,245

TOTAL ITALY		97,804

Korea (South) - 0.2%
AMOREPACIFIC Corp.	269	44,928
Daishin Securities Co. Ltd.	205	1,505
Hyundai Motor Co.	129	10,467
Hyundai Motor Co. Series 2	413	36,050
LG Chemical Ltd.	55	8,799
LG Household & Health Care Ltd.	112	52,672
Samsung Electronics Co. Ltd.	288	443,797

TOTAL KOREA (SOUTH)		598,218

Panama - 0.0%
Avianca Holdings SA 0.00%	1,835	1,659
Russia - 0.1%
AK Transneft OAO (a)	21	71,084
Surgutneftegas OJSC (a)	79,003	42,340

TOTAL RUSSIA		113,424

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares)	1,597,855	2,070
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,545,610)		3,859,549
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.72% 5/25/17 to 10/12/17(d)
(Cost $419,104)	420,000	418,804
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.85% (e)	4,171,031	4,171,865
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	1,751,119	1,751,294
TOTAL MONEY MARKET FUNDS
(Cost $5,923,396)		5,923,159
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $275,329,678)		291,308,731
NET OTHER ASSETS (LIABILITIES) - 0.3%		960,083
NET ASSETS - 100%		$292,268,814
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
55 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	5,015,450	$15,862
34 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	1,664,300	2,542
4 TME S&P/TSX 60 Index Contracts (Canada)	June 2017	537,299	(1,330)
TOTAL FUTURES CONTRACTS			$17,074

The face value of futures purchased as a percentage of Net Assets is 2.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,705 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $291,346.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,892
Fidelity Securities Lending Cash Central Fund	129
Total	$31,021

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$34,229,503	$25,932,524	$8,241,778	$55,201
Consumer Staples	26,670,003	16,371,661	10,295,588	2,754
Energy	17,724,349	9,919,511	7,804,492	346
Financials	61,518,578	46,293,607	15,221,291	3,680
Health Care	22,722,668	10,482,403	12,240,265	--
Industrials	37,592,648	31,182,185	6,347,660	62,803
Information Technology	29,409,025	20,854,923	8,553,361	741
Materials	23,549,420	19,744,829	3,804,591	--
Real Estate	11,901,393	11,854,229	21,246	25,918
Telecommunication Services	11,225,015	4,062,718	7,162,297	--
Utilities	8,424,166	6,745,058	1,679,108	--
Government Obligations	418,804	--	418,804	--
Money Market Funds	5,923,159	5,923,159	--	--
Total Investments in Securities:	$291,308,731	$209,366,807	$81,790,481	$151,443
Derivative Instruments:
Assets
Futures Contracts	$18,404	$18,404	$--	$--
Total Assets	$18,404	$18,404	$--	$--
Liabilities
Futures Contracts	$(1,330)	$(1,330)	$--	$--
Total Liabilities	$(1,330)	$(1,330)	$--	$--
Total Derivative Instruments:	$17,074	$17,074	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$18,404	$(1,330)
Total Equity Risk	18,404	(1,330)
Total Value of Derivatives	$18,404	$(1,330)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,717,263) — See accompanying schedule: Unaffiliated issuers (cost $269,406,282)	$285,385,572
Fidelity Central Funds (cost $5,923,396)	5,923,159
Total Investments (cost $275,329,678)		$291,308,731
Cash		26
Foreign currency held at value (cost $4,619,176)		4,616,309
Receivable for investments sold		30,095
Receivable for fund shares sold		1,605,245
Dividends receivable		826,280
Distributions receivable from Fidelity Central Funds		6,713
Other receivables		102
Total assets		298,393,501
Liabilities
Payable for investments purchased	$4,150,910
Payable for fund shares redeemed	197,213
Accrued management fee	13,703
Payable for daily variation margin for derivative instruments	1,243
Other affiliated payables	9,817
Other payables and accrued expenses	476
Collateral on securities loaned	1,751,325
Total liabilities		6,124,687
Net Assets		$292,268,814
Net Assets consist of:
Paid in capital		$274,119,119
Undistributed net investment income		1,883,042
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		259,274
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,007,379
Net Assets		$292,268,814
Investor Class:
Net Asset Value, offering price and redemption price per share ($8,498,965 ÷ 768,159 shares)		$11.06
Premium Class:
Net Asset Value, offering price and redemption price per share ($206,833,911 ÷ 18,690,207 shares)		$11.07
Institutional Class:
Net Asset Value, offering price and redemption price per share ($42,926,796 ÷ 3,878,804 shares)		$11.07
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($34,009,142 ÷ 3,072,437 shares)		$11.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$2,428,014
Interest		518
Income from Fidelity Central Funds		31,021
Income before foreign taxes withheld		2,459,553
Less foreign taxes withheld		(237,248)
Total income		2,222,305
Expenses
Management fee	$48,044
Transfer agent fees	36,865
Independent trustees' fees and expenses	241
Miscellaneous	38
Total expenses before reductions	85,188
Expense reductions	(68)	85,120
Net investment income (loss)		2,137,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,155
Fidelity Central Funds	(156)
Foreign currency transactions	(265,989)
Futures contracts	504,701
Total net realized gain (loss)		258,711
Change in net unrealized appreciation (depreciation) on: Investment securities	16,241,348
Assets and liabilities in foreign currencies	13,578
Futures contracts	51,888
Total change in net unrealized appreciation (depreciation)		16,306,814
Net gain (loss)		16,565,525
Net increase (decrease) in net assets resulting from operations		$18,702,710

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	For the period June 7, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,137,185	$236,307
Net realized gain (loss)	258,711	67,258
Change in net unrealized appreciation (depreciation)	16,306,814	(299,435)
Net increase (decrease) in net assets resulting from operations	18,702,710	4,130
Distributions to shareholders from net investment income	(438,332)	–
Distributions to shareholders from net realized gain	(81,892)	–
Total distributions	(520,224)	–
Share transactions - net increase (decrease)	216,870,776	57,187,236
Redemption fees	20,900	3,286
Total increase (decrease) in net assets	235,074,162	57,194,652
Net Assets
Beginning of period	57,194,652	–
End of period	$292,268,814	$57,194,652
Other Information
Undistributed net investment income end of period	$1,883,042	$184,189

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.08
Net realized and unrealized gain (loss)	.88	–C
Total from investment operations	1.02	.08
Distributions from net investment income	(.03)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$11.06	$10.08
Total ReturnE,F	10.16%	.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.18%I	.21%I
Expenses net of fee waivers, if any	.18%I	.18%I
Expenses net of all reductions	.18%I	.18%I
Net investment income (loss)	2.61%I	1.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,499	$3,170
Portfolio turnover rateJ	1%I	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.08
Net realized and unrealized gain (loss)	.88	.01C
Total from investment operations	1.02	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.04)D	–
Redemption fees added to paid in capitalB,E	–	–
Net asset value, end of period	$11.07	$10.09
Total ReturnF,G	10.20%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.11%J	.11%J
Expenses net of fee waivers, if any	.11%J	.11%J
Expenses net of all reductions	.11%J	.11%J
Net investment income (loss)	2.68%J	2.05%J
Supplemental Data
Net assets, end of period (000 omitted)	$206,834	$51,494
Portfolio turnover rateK	1%J	1%L

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.08
Net realized and unrealized gain (loss)	.89	.01C
Total from investment operations	1.03	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$11.07	$10.09
Total ReturnE,F	10.21%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.13%I
Expenses net of fee waivers, if any	.09%I	.09%I
Expenses net of all reductions	.09%I	.09%I
Net investment income (loss)	2.70%I	2.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$42,927	$1,241
Portfolio turnover rateJ	1%I	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.08
Net realized and unrealized gain (loss)	.89	.01C
Total from investment operations	1.03	.09
Distributions from net investment income	(.04)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.05)	–
Redemption fees added to paid in capitalB,D	–	–
Net asset value, end of period	$11.07	$10.09
Total ReturnE,F	10.23%	.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.10%I
Expenses net of fee waivers, if any	.06%I	.06%I
Expenses net of all reductions	.06%I	.06%I
Net investment income (loss)	2.73%I	2.09%I
Supplemental Data
Net assets, end of period (000 omitted)	$34,009	$1,289
Portfolio turnover rateJ	1%I	1%K

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$20,960,305
Gross unrealized depreciation	(5,032,670)
Net unrealized appreciation (depreciation) on securities	$15,927,635
Tax cost	$275,381,096

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $504,701 and a change in net unrealized appreciation (depreciation) of $51,888 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $216,536,086 and $708,508, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.18%
Premium Class	.11%
Institutional Class	.09%
Institutional Premium Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .12%, .05% and .03% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$3,203
Premium Class	28,855
Institutional Class	4,807
$36,865

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $129.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $68.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016(a)
From net investment income
Investor Class	$12,356	$–
Premium Class	274,306	–
Institutional Class	147,084	–
Institutional Premium Class	4,586	–
Total	$438,332	$–
From net realized gain
Investor Class	$2,668	$–
Premium Class	51,468	–
Institutional Class	26,952	–
Institutional Premium Class	804	–
Total	$81,892	$–

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016(a)	Six months ended April 30, 2017	Year ended October 31, 2016(a)
Investor Class
Shares sold	1,035,975	1,048,423	$10,842,081	$10,529,010
Reinvestment of distributions	1,459	–	14,518	–
Shares redeemed	(583,641)	(734,057)	(6,086,260)	(7,343,736)
Net increase (decrease)	453,793	314,366	$4,770,339	$3,185,274
Premium Class
Shares sold	14,699,742	5,723,071	$153,677,810	$57,674,176
Reinvestment of distributions	29,064	–	289,118	–
Shares redeemed	(1,143,271)	(618,399)	(11,853,914)	(6,220,113)
Net increase (decrease)	13,585,535	5,104,672	$142,113,014	$51,454,063
Institutional Class
Shares sold	3,751,127	250,000	$38,007,623	$2,500,000
Reinvestment of distributions	17,495	–	174,036	–
Shares redeemed	(12,847)	(126,971)	(125,000)	(1,250,000)
Net increase (decrease)	3,755,775	123,029	$38,056,659	$1,250,000
Institutional Premium Class
Shares sold	2,958,730	254,703	$32,069,000	$2,547,899
Reinvestment of distributions	542	–	5,390	–
Shares redeemed	(14,567)	(126,971)	(143,626)	(1,250,000)
Net increase (decrease)	2,944,705	127,732	$31,930,764	$1,297,899

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Investor Class	.18%
Actual		$1,000.00	$1,101.60	$.94
Hypothetical-C		$1,000.00	$1,023.90	$.90
Premium Class	.11%
Actual		$1,000.00	$1,102.00	$.57
Hypothetical-C		$1,000.00	$1,024.25	$.55
Institutional Class	.09%
Actual		$1,000.00	$1,102.10	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Institutional Premium Class	.06%
Actual		$1,000.00	$1,102.30	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

TI1-I-SANN-0617
1.9879614.100

Fidelity® SAI International Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	22.2%
United Kingdom	15.7%
France	9.5%
Germany	9.2%
Switzerland	8.5%
Australia	7.0%
Netherlands	4.1%
United States of America*	3.8%
Spain	3.3%
Other	16.7%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	23.8%
United Kingdom	15.9%
France	9.0%
Germany	8.8%
Switzerland	8.4%
Australia	6.9%
United States of America*	3.9%
Netherlands	3.7%
Spain	3.1%
Other	16.5%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.7	1.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.2	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.0	1.2
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.8
Commonwealth Bank of Australia (Australia, Banks)	0.8	0.8
Siemens AG (Germany, Industrial Conglomerates)	0.8	0.7
	10.6

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	19.6
Industrials	13.7	13.4
Consumer Discretionary	12.1	12.1
Consumer Staples	10.6	11.2
Health Care	10.0	10.2
Materials	7.6	7.2
Information Technology	5.5	5.0
Energy	4.5	5.0
Telecommunication Services	4.1	4.6
Real Estate	4.0	3.9

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.0

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 7.0%
AGL Energy Ltd.	199,943	$4,006,435
Alumina Ltd.	727,167	1,001,885
Amcor Ltd.	344,054	4,047,330
AMP Ltd.	878,471	3,525,803
APA Group unit	330,999	2,270,325
Aristocrat Leisure Ltd.	160,901	2,366,280
ASX Ltd.	57,973	2,201,764
Aurizon Holdings Ltd.	609,275	2,349,559
Australia & New Zealand Banking Group Ltd.	869,559	21,330,880
Bank of Queensland Ltd.	114,668	1,027,785
Bendigo & Adelaide Bank Ltd.	142,934	1,318,597
BHP Billiton Ltd.	954,154	16,987,707
Boral Ltd.	348,238	1,606,285
Brambles Ltd.	471,769	3,652,715
Caltex Australia Ltd.	77,347	1,729,994
Challenger Ltd.	169,718	1,680,062
Cimic Group Ltd.	28,866	800,398
Coca-Cola Amatil Ltd.	169,279	1,187,705
Cochlear Ltd.	17,061	1,787,006
Commonwealth Bank of Australia	511,847	33,497,888
Computershare Ltd.	137,940	1,522,487
Crown Ltd.	108,210	1,012,846
CSL Ltd.	135,449	13,443,779
DEXUS Property Group unit	287,753	2,197,788
Dominos Pizza Enterprises Ltd.	18,467	845,173
DUET Group	722,795	1,634,511
Flight Centre Travel Group Ltd.	16,483	388,171
Fortescue Metals Group Ltd.	462,538	1,839,110
Goodman Group unit	531,692	3,228,842
Harvey Norman Holdings Ltd. (a)	164,933	517,473
Healthscope Ltd.	514,763	851,855
Incitec Pivot Ltd.	501,096	1,422,086
Insurance Australia Group Ltd.	703,023	3,269,091
Lendlease Group unit	164,549	1,975,125
Macquarie Group Ltd.	90,939	6,332,846
Medibank Private Ltd.	817,404	1,781,130
Mirvac Group unit	1,101,433	1,872,189
National Australia Bank Ltd.	789,249	20,093,648
Newcrest Mining Ltd.	227,775	3,609,006
Orica Ltd.	111,354	1,545,066
Origin Energy Ltd.	521,076	2,801,505
Qantas Airways Ltd.	137,509	436,579
QBE Insurance Group Ltd.	407,395	3,926,088
Ramsay Health Care Ltd.	42,007	2,255,312
realestate.com.au Ltd.	15,635	719,893
Rio Tinto Ltd.	126,036	5,704,071
Santos Ltd.	542,914	1,414,738
Scentre Management Ltd. A/S Trustee South Carolina unit	1,582,019	5,105,694
SEEK Ltd.	98,091	1,251,597
Sonic Healthcare Ltd.	117,307	1,940,374
South32 Ltd.	1,581,638	3,277,623
SP AusNet	529,443	693,782
Stockland Corp. Ltd. unit	714,877	2,596,204
Suncorp Group Ltd.	383,175	3,959,516
Sydney Airport unit	327,475	1,689,519
Tabcorp Holdings Ltd.	248,083	882,382
Tatts Group Ltd.	436,229	1,404,588
Telstra Corp. Ltd.	1,241,697	3,923,229
The GPT Group unit	534,444	2,101,006
TPG Telecom Ltd.	109,758	484,902
TPG Telecom Ltd. rights 5/12/17 (b)	6,212	3,024
Transurban Group unit	606,830	5,543,610
Treasury Wine Estates Ltd.	219,237	1,969,976
Vicinity Centers unit	1,000,118	2,156,798
Vocus Group Ltd. (a)	156,387	394,636
Wesfarmers Ltd.	335,907	10,815,668
Westfield Corp. unit	586,647	3,988,674
Westpac Banking Corp.	993,931	26,055,677
Woodside Petroleum Ltd.	225,104	5,424,192
Woolworths Ltd.	382,614	7,701,157

TOTAL AUSTRALIA		288,380,639

Austria - 0.2%
Andritz AG	21,612	1,195,225
Erste Group Bank AG	89,326	3,193,478
OMV AG	43,696	2,012,208
Raiffeisen International Bank-Holding AG (b)	34,777	792,883
Voestalpine AG	33,787	1,411,624

TOTAL AUSTRIA		8,605,418

Bailiwick of Jersey - 1.3%
Experian PLC	282,178	6,070,431
Glencore Xstrata PLC	3,634,973	14,295,894
Petrofac Ltd.	76,886	811,101
Randgold Resources Ltd.	27,863	2,451,008
Shire PLC	268,394	15,824,183
Wolseley PLC	75,109	4,773,714
WPP PLC	379,977	8,136,647

TOTAL BAILIWICK OF JERSEY		52,362,978

Belgium - 1.1%
Ageas	57,889	2,370,999
Anheuser-Busch InBev SA NV	226,369	25,527,715
Colruyt NV	19,967	1,025,406
Groupe Bruxelles Lambert SA	23,967	2,297,699
KBC Groep NV	74,499	5,378,739
Proximus	45,145	1,381,121
Solvay SA Class A	22,020	2,800,411
Telenet Group Holding NV (b)	15,664	951,421
UCB SA	37,549	2,926,956
Umicore SA	28,271	1,655,264

TOTAL BELGIUM		46,315,731

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	197,000	1,726,015
Hongkong Land Holdings Ltd.	349,450	2,694,260
Jardine Matheson Holdings Ltd.	74,175	4,786,513
Jardine Strategic Holdings Ltd.	65,717	2,777,858
Kerry Properties Ltd.	193,000	722,043
Li & Fung Ltd.	1,748,000	732,608
NWS Holdings Ltd.	454,856	854,936
Shangri-La Asia Ltd.	372,000	532,771
Yue Yuen Industrial (Holdings) Ltd.	220,000	869,722

TOTAL BERMUDA		15,696,726

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	634,000	488,235
Canada - 0.0%
International Petroleum Corp. (b)	15,508	56,378
Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	72,400	1,077,853
Cheung Kong Property Holdings Ltd.	799,500	5,735,419
CK Hutchison Holdings Ltd.	802,500	10,023,061
Melco Crown Entertainment Ltd. sponsored ADR	56,515	1,240,504
MGM China Holdings Ltd.	282,000	642,429
Sands China Ltd.	719,200	3,263,900
WH Group Ltd.	2,393,000	2,138,159
Wynn Macau Ltd.	462,800	1,017,424

TOTAL CAYMAN ISLANDS		25,138,749

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	1,128	1,871,671
Series B	1,934	3,336,216
Carlsberg A/S Series B	31,783	3,172,133
Christian Hansen Holding A/S	29,372	1,979,569
Coloplast A/S Series B	35,301	3,022,677
Danske Bank A/S	204,479	7,426,616
DONG Energy A/S	43,709	1,721,923
DSV de Sammensluttede Vognmaend A/S	56,426	3,143,478
Genmab A/S (b)	17,029	3,386,722
ISS Holdings A/S	49,632	2,058,475
Novo Nordisk A/S Series B	567,961	22,114,615
Novozymes A/S Series B	68,501	2,959,440
Pandora A/S	33,029	3,569,788
TDC A/S	241,090	1,294,028
Tryg A/S	33,523	643,139
Vestas Wind Systems A/S	65,812	5,667,258
William Demant Holding A/S (b)	35,584	814,525

TOTAL DENMARK		68,182,273

Finland - 0.9%
Elisa Corp. (A Shares)	42,530	1,448,674
Fortum Corp.	131,932	1,920,013
Kone Oyj (B Shares)	100,258	4,593,416
Metso Corp.	33,506	1,201,882
Neste Oyj	38,055	1,554,085
Nokia Corp.	1,733,580	9,910,615
Nokian Tyres PLC	34,339	1,477,516
Orion Oyj (B Shares)	30,544	1,751,749
Sampo Oyj (A Shares)	132,785	6,362,832
Stora Enso Oyj (R Shares) (a)	163,694	1,947,166
UPM-Kymmene Corp.	158,569	4,185,229
Wartsila Corp.	43,954	2,676,441

TOTAL FINLAND		39,029,618

France - 9.5%
Accor SA	50,757	2,313,593
Aeroports de Paris	8,826	1,177,254
Air Liquide SA	115,520	13,917,454
Alstom SA	44,783	1,421,999
Arkema SA	20,179	2,136,772
Atos Origin SA	26,458	3,467,130
AXA SA	576,214	15,373,477
BIC SA	8,541	960,143
BNP Paribas SA	314,733	22,209,088
Bollore Group	258,588	1,052,074
Bollore Group (b)	588	2,351
Bouygues SA	61,856	2,600,521
Bureau Veritas SA	78,788	1,825,042
Capgemini SA	48,421	4,848,007
Carrefour SA	168,433	3,967,627
Casino Guichard Perrachon SA (a)	16,476	992,486
Christian Dior SA	16,202	4,446,625
CNP Assurances	51,013	1,065,247
Compagnie de St. Gobain	148,397	8,009,701
Credit Agricole SA	333,792	4,963,135
Danone SA	175,371	12,273,504
Dassault Aviation SA	678	926,616
Dassault Systemes SA	38,219	3,410,906
Edenred SA	62,495	1,600,122
EDF SA	105,897	884,301
Eiffage SA	17,476	1,480,287
ENGIE	470,306	6,634,341
Essilor International SA	61,553	7,975,560
Eurazeo SA	11,731	795,339
Eutelsat Communications	52,122	1,233,753
Fonciere des Regions	9,909	884,450
Gecina SA	12,265	1,744,851
Groupe Eurotunnel SA	137,666	1,512,342
Hermes International SCA	7,842	3,751,774
ICADE	11,058	821,140
Iliad SA	7,850	1,906,019
Imerys SA	10,654	916,711
Ingenico SA	16,437	1,489,323
JCDecaux SA	22,060	778,210
Kering SA	22,511	6,977,517
Klepierre SA	65,426	2,568,518
L'Oreal SA	74,836	14,905,723
Lagardere S.C.A. (Reg.)	35,046	1,073,498
Legrand SA	79,349	5,136,824
LVMH Moet Hennessy - Louis Vuitton SA	82,849	20,452,842
Michelin CGDE Series B	54,414	7,117,413
Natixis SA	279,499	1,944,575
Orange SA	592,672	9,172,995
Pernod Ricard SA	63,092	7,893,194
Peugeot Citroen SA	144,346	3,024,436
Publicis Groupe SA	57,001	4,114,783
Remy Cointreau SA	6,643	670,219
Renault SA	57,108	5,325,605
Rexel SA	89,946	1,606,842
Safran SA	92,926	7,695,071
Sanofi SA	344,746	32,576,372
Schneider Electric SA	167,015	13,228,548
SCOR SE	48,463	1,917,360
SEB SA	6,704	1,080,795
SFR Group SA (b)	26,179	857,215
Societe Generale Series A	227,919	12,497,420
Sodexo SA	27,418	3,485,412
Suez Environnement SA	100,641	1,653,742
Thales SA	31,455	3,307,155
Total SA	675,917	34,697,007
Unibail-Rodamco	29,525	7,250,829
Valeo SA	71,079	5,110,139
Veolia Environnement SA	142,263	2,707,320
VINCI SA	150,793	12,853,382
Vivendi SA	305,769	6,066,946
Wendel SA	8,389	1,175,621
Zodiac Aerospace	60,299	1,464,090

TOTAL FRANCE		389,378,683

Germany - 8.7%
adidas AG	55,935	11,205,026
Allianz SE	135,762	25,846,064
Axel Springer Verlag AG	12,788	717,533
BASF AG	272,866	26,590,458
Bayer AG	245,655	30,395,669
Bayerische Motoren Werke AG (BMW)	98,125	9,368,695
Beiersdorf AG	29,933	2,978,234
Brenntag AG	45,889	2,721,286
Commerzbank AG	316,145	3,097,669
Continental AG	32,690	7,317,694
Covestro AG	27,073	2,110,349
Daimler AG (Germany)	286,063	21,314,016
Deutsche Bank AG	614,567	11,065,973
Deutsche Borse AG	57,305	5,608,647
Deutsche Lufthansa AG	69,657	1,201,898
Deutsche Post AG	288,218	10,359,656
Deutsche Telekom AG	972,581	17,059,851
Deutsche Wohnen AG (Bearer)	105,353	3,602,349
E.ON AG	653,900	5,097,883
Evonik Industries AG	48,445	1,617,699
Fraport AG Frankfurt Airport Services Worldwide	12,360	972,083
Fresenius Medical Care AG & Co. KGaA	63,880	5,670,582
Fresenius SE & Co. KGaA	121,857	9,877,096
GEA Group AG	54,321	2,310,070
Hannover Reuck SE	17,904	2,147,261
HeidelbergCement Finance AG	44,215	4,093,889
Henkel AG & Co. KGaA	30,626	3,574,621
Hochtief AG	5,725	1,031,475
Hugo Boss AG	19,861	1,510,743
Infineon Technologies AG	336,533	6,955,991
Innogy SE	41,275	1,517,429
K&S AG (a)	56,828	1,355,980
Lanxess AG	27,186	1,963,389
Linde AG	55,177	9,914,205
MAN SE	10,483	1,101,261
Merck KGaA	38,394	4,508,475
Metro AG	52,904	1,740,952
Muenchener Rueckversicherungs AG	47,839	9,168,934
OSRAM Licht AG	26,428	1,770,175
ProSiebenSat.1 Media AG	69,190	2,937,092
RWE AG (b)	145,384	2,407,967
SAP AG	291,993	29,247,784
Schaeffler AG	49,363	850,390
Siemens AG	227,264	32,599,422
Symrise AG	36,629	2,564,371
Telefonica Deutschland Holding AG	220,830	1,070,448
Thyssenkrupp AG	109,289	2,601,805
TUI AG	148,226	2,155,961
United Internet AG	36,542	1,681,969
Volkswagen AG	9,752	1,572,463
Vonovia SE	138,443	5,012,036
Zalando SE (b)	25,712	1,133,907

TOTAL GERMANY		356,296,875

Hong Kong - 2.3%
AIA Group Ltd.	3,581,200	24,792,870
Bank of East Asia Ltd.	366,029	1,515,249
BOC Hong Kong (Holdings) Ltd.	1,098,000	4,517,153
Cathay Pacific Airways Ltd.	350,000	503,963
CLP Holdings Ltd.	487,500	5,142,398
Galaxy Entertainment Group Ltd.	698,000	3,885,580
Hang Lung Group Ltd.	263,000	1,097,193
Hang Lung Properties Ltd.	668,000	1,751,940
Hang Seng Bank Ltd.	226,800	4,598,194
Henderson Land Development Co. Ltd.	324,500	2,056,715
HK Electric Investments & HK Electric Investments Ltd. unit	785,500	694,780
Hong Kong & China Gas Co. Ltd.	2,265,300	4,525,736
Hong Kong Exchanges and Clearing Ltd.	345,167	8,502,317
Hysan Development Co. Ltd.	186,000	877,590
Link (REIT)	663,000	4,768,987
MTR Corp. Ltd.	437,914	2,522,199
New World Development Co. Ltd.	1,674,443	2,085,963
PCCW Ltd.	1,257,584	709,764
Power Assets Holdings Ltd.	412,000	3,707,727
Sino Land Ltd.	915,140	1,550,656
SJM Holdings Ltd.	588,000	570,738
Sun Hung Kai Properties Ltd.	430,000	6,451,368
Swire Pacific Ltd. (A Shares)	162,500	1,564,760
Swire Properties Ltd.	350,800	1,177,098
Techtronic Industries Co. Ltd.	408,500	1,754,087
Wharf Holdings Ltd.	405,000	3,459,892
Wheelock and Co. Ltd.	242,000	1,886,943

TOTAL HONG KONG		96,671,860

Ireland - 0.6%
Bank of Ireland (b)	8,169,273	2,055,620
CRH PLC	247,320	9,008,410
DCC PLC (United Kingdom)	26,365	2,434,749
James Hardie Industries PLC CDI	130,899	2,222,049
Kerry Group PLC Class A	47,054	3,845,219
Paddy Power Betfair PLC (Ireland)	23,673	2,638,010
Ryanair Holdings PLC sponsored ADR (b)	9,005	827,830

TOTAL IRELAND		23,031,887

Isle of Man - 0.0%
Genting Singapore PLC	1,794,600	1,432,186
Israel - 0.6%
Azrieli Group	12,620	672,151
Bank Hapoalim BM (Reg.)	316,247	1,974,252
Bank Leumi le-Israel BM (b)	429,419	2,009,678
Bezeq The Israel Telecommunication Corp. Ltd.	615,865	1,036,418
Check Point Software Technologies Ltd. (a)(b)	38,968	4,053,062
Elbit Systems Ltd. (Israel)	6,982	831,833
Frutarom Industries Ltd.	11,405	670,419
Israel Chemicals Ltd.	151,637	655,232
Mizrahi Tefahot Bank Ltd.	41,221	665,809
NICE Systems Ltd.	17,803	1,219,047
Taro Pharmaceutical Industries Ltd. (a)(b)	4,262	498,015
Teva Pharmaceutical Industries Ltd. sponsored ADR	271,190	8,564,180

TOTAL ISRAEL		22,850,096

Italy - 1.7%
Assicurazioni Generali SpA	347,544	5,500,763
Atlantia SpA	122,674	3,110,878
Enel SpA	2,265,532	10,770,768
Eni SpA	755,524	11,718,945
Intesa Sanpaolo SpA	3,759,530	10,974,454
Intesa Sanpaolo SpA (Risparmio Shares)	286,556	783,485
Leonardo SpA	120,238	1,889,973
Luxottica Group SpA	50,334	2,916,894
Mediobanca SpA	168,431	1,619,139
Poste Italiane SpA	155,183	1,063,267
Prysmian SpA	57,950	1,673,442
Saipem SpA (b)	1,799,936	775,641
Snam Rete Gas SpA	727,501	3,215,830
Telecom Italia SpA (b)	3,387,220	3,006,473
Terna SpA	447,915	2,259,041
UniCredit SpA	561,561	9,138,923
Unipolsai SpA	336,128	772,564

TOTAL ITALY		71,190,480

Japan - 22.2%
ABC-MART, Inc.	9,800	544,176
ACOM Co. Ltd. (b)	118,200	524,862
AEON Co. Ltd.	195,800	2,904,286
AEON Financial Service Co. Ltd.	33,400	641,484
AEON MALL Co. Ltd.	33,700	572,273
Air Water, Inc.	44,200	850,892
Aisin Seiki Co. Ltd.	56,900	2,781,834
Ajinomoto Co., Inc.	161,300	3,138,459
Alfresa Holdings Corp.	55,800	1,006,627
All Nippon Airways Ltd.	345,000	1,038,327
Alps Electric Co. Ltd.	55,900	1,642,274
Amada Holdings Co. Ltd.	101,000	1,199,587
Aozora Bank Ltd.	361,000	1,314,788
Asahi Glass Co. Ltd.	300,000	2,599,686
Asahi Group Holdings	114,900	4,334,196
Asahi Kasei Corp.	375,000	3,574,232
Asics Corp.	47,500	839,852
Astellas Pharma, Inc.	639,700	8,435,796
Bandai Namco Holdings, Inc.	60,100	1,884,275
Bank of Kyoto Ltd.	90,000	712,088
Benesse Holdings, Inc.	19,700	594,667
Bridgestone Corp.	193,300	8,059,730
Brother Industries Ltd.	70,100	1,440,674
Calbee, Inc.	23,800	830,518
Canon, Inc.	317,000	10,520,593
Casio Computer Co. Ltd.	65,300	920,263
Central Japan Railway Co.	42,800	7,173,967
Chiba Bank Ltd.	208,000	1,391,953
Chubu Electric Power Co., Inc.	191,300	2,569,830
Chugai Pharmaceutical Co. Ltd.	66,500	2,356,358
Chugoku Electric Power Co., Inc.	82,600	900,283
Coca-Cola West Co. Ltd.	36,700	1,091,370
Concordia Financial Group Ltd.	347,400	1,596,217
Credit Saison Co. Ltd.	43,900	799,041
CYBERDYNE, Inc. (a)(b)	32,600	460,597
Dai Nippon Printing Co. Ltd.	159,000	1,768,648
Dai-ichi Mutual Life Insurance Co.	320,300	5,447,758
Daicel Chemical Industries Ltd.	83,100	953,442
Daiichi Sankyo Kabushiki Kaisha	178,900	3,968,780
Daikin Industries Ltd.	69,600	6,758,645
Dainippon Sumitomo Pharma Co. Ltd.	47,200	774,000
Daito Trust Construction Co. Ltd.	20,900	3,074,770
Daiwa House Industry Co. Ltd.	168,200	4,995,830
Daiwa House REIT Investment Corp.	423	1,069,311
Daiwa Securities Group, Inc.	493,000	2,995,370
DeNA Co. Ltd.	31,300	670,223
DENSO Corp.	141,600	6,095,882
Dentsu, Inc.	64,200	3,616,739
Don Quijote Holdings Co. Ltd.	35,800	1,305,468
East Japan Railway Co.	98,300	8,777,557
Eisai Co. Ltd.	74,900	3,931,956
Electric Power Development Co. Ltd.	43,500	1,008,724
FamilyMart Co. Ltd.	24,400	1,378,964
Fanuc Corp.	57,600	11,727,135
Fast Retailing Co. Ltd.	15,800	5,153,514
Fuji Electric Co. Ltd.	166,000	909,854
Fujifilm Holdings Corp.	129,900	4,817,283
Fujitsu Ltd.	553,000	3,446,732
Fukuoka Financial Group, Inc.	229,000	1,043,570
Hakuhodo DY Holdings, Inc.	63,300	770,559
Hamamatsu Photonics K.K.	42,200	1,239,785
Hankyu Hanshin Holdings, Inc.	71,700	2,366,952
Hikari Tsushin, Inc.	6,400	614,308
Hino Motors Ltd.	76,800	962,454
Hirose Electric Co. Ltd.	9,500	1,275,757
Hiroshima Bank Ltd.	148,000	638,601
Hisamitsu Pharmaceutical Co., Inc.	18,300	935,726
Hitachi Chemical Co. Ltd.	30,900	884,243
Hitachi Construction Machinery Co. Ltd.	31,900	821,573
Hitachi High-Technologies Corp.	20,400	813,438
Hitachi Ltd.	1,436,000	7,923,603
Hitachi Metals Ltd.	63,700	892,000
Hokuriku Electric Power Co., Inc.	49,800	460,139
Honda Motor Co. Ltd.	484,300	14,095,874
Hoshizaki Corp.	15,200	1,266,723
Hoya Corp.	115,800	5,530,560
Hulic Co. Ltd.	88,500	833,595
Idemitsu Kosan Co. Ltd.	26,100	834,685
IHI Corp. (b)	436,000	1,478,430
Iida Group Holdings Co. Ltd.	43,700	695,437
INPEX Corp.	282,100	2,703,959
Isetan Mitsukoshi Holdings Ltd.	99,700	1,088,449
Isuzu Motors Ltd.	176,400	2,392,615
Itochu Corp.	444,500	6,284,207
J. Front Retailing Co. Ltd.	71,600	1,030,886
Japan Airlines Co. Ltd.	35,600	1,124,126
Japan Airport Terminal Co. Ltd.	13,800	479,085
Japan Exchange Group, Inc.	154,700	2,166,286
Japan Post Bank Co. Ltd.	120,100	1,494,314
Japan Post Holdings Co. Ltd.	133,600	1,655,094
Japan Prime Realty Investment Corp.	246	923,534
Japan Real Estate Investment Corp.	389	2,048,379
Japan Retail Fund Investment Corp.	762	1,488,797
Japan Tobacco, Inc.	326,800	10,864,506
JFE Holdings, Inc.	155,100	2,644,248
JGC Corp.	61,500	1,073,043
JSR Corp.	57,000	1,041,059
JTEKT Corp.	66,300	1,043,195
JX Holdings, Inc.	915,100	4,129,956
Kajima Corp.	267,000	1,813,133
Kakaku.com, Inc.	42,100	606,905
Kamigumi Co. Ltd.	69,000	626,401
Kaneka Corp.	83,000	653,725
Kansai Electric Power Co., Inc.	209,100	2,826,766
Kansai Paint Co. Ltd.	65,100	1,441,281
Kao Corp.	149,700	8,256,161
Kawasaki Heavy Industries Ltd.	421,000	1,272,725
KDDI Corp.	544,900	14,447,519
Keihan Electric Railway Co., Ltd.	151,000	949,549
Keihin Electric Express Railway Co. Ltd.	139,000	1,594,806
Keio Corp.	172,000	1,376,309
Keisei Electric Railway Co.	40,900	972,648
Keyence Corp.	28,900	11,614,443
Kikkoman Corp.	43,900	1,348,800
Kintetsu Group Holdings Co. Ltd.	541,000	1,975,214
Kirin Holdings Co. Ltd.	244,300	4,746,838
Kobe Steel Ltd. (b)	92,000	817,044
Koito Manufacturing Co. Ltd.	33,200	1,712,492
Komatsu Ltd.	274,300	7,329,720
Konami Holdings Corp.	27,700	1,151,734
Konica Minolta, Inc.	133,500	1,179,614
Kose Corp.	9,000	853,375
Kubota Corp.	314,300	4,942,524
Kuraray Co. Ltd.	105,300	1,698,402
Kurita Water Industries Ltd.	30,000	773,985
Kyocera Corp.	95,300	5,394,420
Kyowa Hakko Kirin Co., Ltd.	77,000	1,320,691
Kyushu Electric Power Co., Inc.	126,700	1,366,166
Kyushu Financial Group, Inc.	102,700	639,370
Lawson, Inc.	14,900	989,101
LINE Corp.	12,900	445,091
Lion Corp.	71,100	1,283,276
LIXIL Group Corp.	79,000	1,972,254
M3, Inc.	57,700	1,474,656
Mabuchi Motor Co. Ltd.	14,500	818,166
Makita Corp.	66,500	2,371,272
Marubeni Corp.	490,200	3,018,374
Marui Group Co. Ltd.	62,000	848,728
Maruichi Steel Tube Ltd.	16,700	473,398
Mazda Motor Corp.	169,200	2,499,470
McDonald's Holdings Co. (Japan) Ltd.	19,700	607,037
Mebuki Financial Group, Inc.	279,590	1,096,038
Medipal Holdings Corp.	50,800	840,325
Meiji Holdings Co. Ltd.	34,000	2,885,311
Minebea Mitsumi, Inc.	113,000	1,633,039
Miraca Holdings, Inc.	17,000	783,853
Misumi Group, Inc.	81,600	1,545,258
Mitsubishi Chemical Holdings Corp.	402,600	3,150,374
Mitsubishi Corp.	448,700	9,674,370
Mitsubishi Electric Corp.	574,000	8,001,758
Mitsubishi Estate Co. Ltd.	371,800	7,104,140
Mitsubishi Gas Chemical Co., Inc.	53,800	1,149,599
Mitsubishi Heavy Industries Ltd.	952,000	3,808,854
Mitsubishi Logistics Corp.	34,000	439,202
Mitsubishi Materials Corp.	33,200	987,289
Mitsubishi Motors Corp. of Japan	199,200	1,274,094
Mitsubishi Tanabe Pharma Corp.	66,600	1,351,417
Mitsubishi UFJ Financial Group, Inc.	3,788,000	24,003,027
Mitsubishi UFJ Lease & Finance Co. Ltd.	132,900	693,858
Mitsui & Co. Ltd.	506,900	7,152,758
Mitsui Chemicals, Inc.	273,000	1,395,918
Mitsui Fudosan Co. Ltd.	265,000	5,822,987
Mitsui OSK Lines Ltd.	340,000	1,040,054
mixi, Inc.	13,400	742,875
Mizuho Financial Group, Inc.	7,162,600	13,092,728
MS&AD Insurance Group Holdings, Inc.	150,500	4,903,485
Murata Manufacturing Co. Ltd.	56,900	7,628,352
Nabtesco Corp.	33,400	946,795
Nagoya Railroad Co. Ltd.	274,000	1,258,471
NEC Corp.	774,000	1,923,283
New Hampshire Foods Ltd.	51,000	1,450,280
Nexon Co. Ltd.	51,500	875,465
NGK Insulators Ltd.	77,800	1,661,734
NGK Spark Plug Co. Ltd.	52,100	1,126,828
Nidec Corp.	70,800	6,490,926
Nikon Corp.	101,100	1,442,018
Nintendo Co. Ltd.	33,700	8,528,311
Nippon Building Fund, Inc.	419	2,228,903
Nippon Electric Glass Co. Ltd.	126,000	781,036
Nippon Express Co. Ltd.	249,000	1,367,015
Nippon Paint Holdings Co. Ltd.	48,300	1,852,276
Nippon Prologis REIT, Inc.	465	983,185
Nippon Steel & Sumitomo Metal Corp.	240,000	5,404,979
Nippon Telegraph & Telephone Corp.	205,500	8,806,836
Nippon Yusen KK	479,000	962,512
Nissan Chemical Industries Co. Ltd.	36,600	1,134,362
Nissan Motor Co. Ltd.	699,700	6,665,046
Nisshin Seifun Group, Inc.	58,600	898,384
Nissin Food Holdings Co. Ltd.	17,400	995,847
Nitori Holdings Co. Ltd.	23,800	3,097,896
Nitto Denko Corp.	49,000	3,687,473
NKSJ Holdings, Inc.	104,900	3,957,922
NOK Corp.	28,300	673,006
Nomura Holdings, Inc.	1,078,500	6,481,385
Nomura Real Estate Holdings, Inc.	37,000	624,992
Nomura Real Estate Master Fund, Inc.	1,181	1,702,505
Nomura Research Institute Ltd.	39,140	1,362,307
NSK Ltd.	131,000	1,786,230
NTT Data Corp.	37,500	1,739,179
NTT DOCOMO, Inc.	411,500	9,957,100
Obayashi Corp.	194,000	1,881,265
OBIC Co. Ltd.	19,200	1,036,860
Odakyu Electric Railway Co. Ltd.	87,500	1,697,017
Oji Holdings Corp.	241,000	1,165,275
Olympus Corp.	86,500	3,328,863
OMRON Corp.	57,200	2,393,703
Ono Pharmaceutical Co. Ltd.	122,400	2,522,115
Oracle Corp. Japan	11,400	656,542
Oriental Land Co. Ltd.	64,800	3,720,296
ORIX Corp.	393,300	6,001,375
Osaka Gas Co. Ltd.	557,000	2,085,096
Otsuka Corp.	15,500	830,096
Otsuka Holdings Co. Ltd.	116,000	5,335,116
Panasonic Corp.	655,800	7,842,220
Park24 Co. Ltd.	30,400	784,032
Pola Orbis Holdings, Inc.	27,200	626,594
Rakuten, Inc.	276,500	2,830,110
Recruit Holdings Co. Ltd.	109,200	5,515,102
Resona Holdings, Inc.	655,600	3,645,130
Ricoh Co. Ltd.	199,100	1,657,455
Rinnai Corp.	10,100	838,986
ROHM Co. Ltd.	26,400	1,851,967
Ryohin Keikaku Co. Ltd.	7,000	1,578,650
Sankyo Co. Ltd. (Gunma)	13,200	460,031
Santen Pharmaceutical Co. Ltd.	111,900	1,572,974
SBI Holdings, Inc. Japan	63,000	873,155
Secom Co. Ltd.	62,300	4,519,020
Sega Sammy Holdings, Inc.	55,200	741,282
Seibu Holdings, Inc.	50,800	886,807
Seiko Epson Corp.	83,100	1,699,646
Sekisui Chemical Co. Ltd.	122,600	2,056,623
Sekisui House Ltd.	180,500	2,994,705
Seven & i Holdings Co. Ltd.	223,800	9,455,914
Seven Bank Ltd.	176,400	591,824
Sharp Corp. (a)(b)	444,000	1,610,185
Shimadzu Corp.	70,300	1,191,900
Shimamura Co. Ltd.	6,600	903,485
SHIMANO, Inc.	22,000	3,360,933
SHIMIZU Corp.	167,000	1,601,462
Shin-Etsu Chemical Co. Ltd.	115,500	10,033,658
Shinsei Bank Ltd.	530,000	988,921
Shionogi & Co. Ltd.	88,600	4,556,571
Shiseido Co. Ltd.	112,800	3,051,848
Shizuoka Bank Ltd.	169,000	1,425,073
Showa Shell Sekiyu K.K.	57,300	553,596
SMC Corp.	17,000	4,786,993
SoftBank Corp.	245,200	18,599,087
Sohgo Security Services Co., Ltd.	21,200	925,212
Sony Corp.	375,200	12,874,742
Sony Financial Holdings, Inc.	51,600	857,261
Stanley Electric Co. Ltd.	44,300	1,295,519
Start Today Co. Ltd.	52,700	1,125,149
Subaru Corp.	182,800	6,906,962
Sumitomo Chemical Co. Ltd.	467,000	2,635,057
Sumitomo Corp.	352,800	4,710,857
Sumitomo Electric Industries Ltd.	224,100	3,651,739
Sumitomo Heavy Industries Ltd.	164,000	1,143,108
Sumitomo Metal Mining Co. Ltd.	147,000	1,993,187
Sumitomo Mitsui Financial Group, Inc.	399,000	14,815,125
Sumitomo Mitsui Trust Holdings, Inc.	98,500	3,372,725
Sumitomo Realty & Development Co. Ltd.	106,000	2,858,363
Sumitomo Rubber Industries Ltd.	50,800	913,238
Sundrug Co. Ltd.	21,900	768,145
Suntory Beverage & Food Ltd.	41,300	1,860,745
Suzuken Co. Ltd.	23,000	760,305
Suzuki Motor Corp.	102,100	4,260,769
Sysmex Corp.	46,500	2,828,168
T&D Holdings, Inc.	172,000	2,551,263
Taiheiyo Cement Corp.	359,000	1,194,788
Taisei Corp.	306,000	2,333,259
Taisho Pharmaceutical Holdings Co. Ltd.	10,700	879,229
Taiyo Nippon Sanso Corp.	38,500	459,686
Takashimaya Co. Ltd.	90,000	828,347
Takeda Pharmaceutical Co. Ltd.	211,300	10,125,720
TDK Corp.	36,500	2,259,251
Teijin Ltd.	55,500	1,074,900
Terumo Corp.	101,500	3,701,256
The Chugoku Bank Ltd.	50,300	746,322
The Hachijuni Bank Ltd.	120,800	713,042
The Suruga Bank Ltd.	51,600	1,078,057
THK Co. Ltd.	35,800	922,017
Tobu Railway Co. Ltd.	290,000	1,469,836
Toho Co. Ltd.	33,600	963,014
Toho Gas Co. Ltd.	112,000	800,754
Tohoku Electric Power Co., Inc.	134,400	1,791,598
Tokio Marine Holdings, Inc.	202,500	8,523,256
Tokyo Electric Power Co., Inc. (b)	429,600	1,668,686
Tokyo Electron Ltd.	46,600	5,419,771
Tokyo Gas Co. Ltd.	581,000	2,697,174
Tokyo Tatemono Co. Ltd.	61,100	833,668
Tokyu Corp.	315,000	2,254,945
Tokyu Fudosan Holdings Corp.	152,000	829,029
Toppan Printing Co. Ltd.	155,000	1,558,690
Toray Industries, Inc.	436,000	3,856,825
Toshiba Corp. (b)	1,196,000	2,418,286
Toto Ltd.	42,300	1,614,591
Toyo Seikan Group Holdings Ltd.	48,400	809,742
Toyo Suisan Kaisha Ltd.	26,300	986,176
Toyoda Gosei Co. Ltd.	19,400	514,607
Toyota Industries Corp.	48,400	2,405,346
Toyota Motor Corp.	775,450	41,967,968
Toyota Tsusho Corp.	63,000	1,986,499
Trend Micro, Inc.	33,300	1,463,736
Tsuruha Holdings, Inc.	10,900	1,104,911
Unicharm Corp.	119,900	2,913,202
United Urban Investment Corp.	865	1,307,490
USS Co. Ltd.	65,000	1,148,688
West Japan Railway Co.	48,900	3,265,410
Yahoo! Japan Corp.	422,900	1,809,583
Yakult Honsha Co. Ltd.	26,100	1,484,405
Yamada Denki Co. Ltd.	186,300	977,668
Yamaguchi Financial Group, Inc.	59,000	653,115
Yamaha Corp.	49,800	1,380,417
Yamaha Motor Co. Ltd.	83,100	1,968,756
Yamato Holdings Co. Ltd.	103,800	2,242,676
Yamazaki Baking Co. Ltd.	39,200	826,022
Yaskawa Electric Corp.	75,700	1,445,753
Yokogawa Electric Corp.	67,800	1,046,726
Yokohama Rubber Co. Ltd.	32,800	642,906

TOTAL JAPAN		914,320,419

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	546,489	4,294,499
Eurofins Scientific SA	3,256	1,603,491
Millicom International Cellular SA (depository receipt)	19,825	1,087,798
RTL Group SA	11,480	889,742
SES SA (France) (depositary receipt)	108,196	2,365,997
Tenaris SA	140,220	2,190,505

TOTAL LUXEMBOURG		12,432,032

Mauritius - 0.0%
Golden Agri-Resources Ltd.	2,089,900	538,499
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	1,124,000	1,437,811
Netherlands - 4.1%
ABN AMRO Group NV GDR	83,746	2,198,511
AEGON NV	523,811	2,673,458
AerCap Holdings NV (b)	45,893	2,111,537
Airbus Group NV	172,202	13,929,880
Akzo Nobel NV	74,914	6,551,155
Altice NV:
Class A (b)	109,509	2,720,366
Class B (b)	32,745	814,326
ASML Holding NV (Netherlands)	110,918	14,661,868
CNH Industrial NV	303,443	3,348,375
EXOR NV	32,226	1,809,600
Ferrari NV	36,493	2,744,864
Fiat Chrysler Automobiles NV (b)	268,053	3,033,777
Gemalto NV	24,031	1,346,020
Heineken Holding NV	29,995	2,512,923
Heineken NV (Bearer)	68,485	6,106,068
ING Groep NV (Certificaten Van Aandelen)	1,152,064	18,778,116
Koninklijke Ahold Delhaize NV	380,591	7,885,269
Koninklijke Boskalis Westminster NV	27,017	993,691
Koninklijke DSM NV	53,911	3,856,487
Koninklijke KPN NV	1,014,813	2,933,845
Koninklijke Philips Electronics NV	281,818	9,731,877
Mobileye NV (b)	52,095	3,225,722
NN Group NV	94,504	3,133,591
NXP Semiconductors NV (b)	87,381	9,240,541
QIAGEN NV (Germany)	65,123	1,947,261
Randstad Holding NV	35,342	2,106,228
RELX NV	295,495	5,715,027
STMicroelectronics NV (France)	189,379	3,040,229
Unilever NV (Certificaten Van Aandelen) (Bearer)	483,923	25,350,544
Vopak NV	20,834	940,005
Wolters Kluwer NV	89,691	3,809,339

TOTAL NETHERLANDS		169,250,500

New Zealand - 0.2%
Auckland International Airport Ltd.	283,298	1,342,136
Contact Energy Ltd.	213,099	762,295
Fletcher Building Ltd.	202,405	1,188,204
Mercury Nz Ltd.	208,755	460,810
Meridian Energy Ltd.	381,415	725,406
Ryman Healthcare Group Ltd.	111,541	660,920
Spark New Zealand Ltd.	543,681	1,379,312

TOTAL NEW ZEALAND		6,519,083

Norway - 0.6%
DNB ASA	290,139	4,531,521
Gjensidige Forsikring ASA	59,337	911,548
Marine Harvest ASA	113,603	1,890,140
Norsk Hydro ASA	399,579	2,280,383
Orkla ASA	242,090	2,192,231
Schibsted ASA:
(A Shares)	23,714	589,674
(B Shares)	25,395	569,361
Statoil ASA	335,283	5,521,741
Telenor ASA	222,989	3,604,807
Yara International ASA	52,752	1,961,151

TOTAL NORWAY		24,052,557

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	406,704	2,198,778
Portugal - 0.1%
Energias de Portugal SA	705,624	2,328,968
Galp Energia SGPS SA Class B	148,552	2,309,138
Jeronimo Martins SGPS SA	75,535	1,386,423

TOTAL PORTUGAL		6,024,529

Singapore - 1.2%
Ascendas Real Estate Investment Trust	713,900	1,308,080
CapitaCommercial Trust (REIT)	611,700	711,457
CapitaLand Ltd.	752,500	2,025,123
CapitaMall Trust	732,600	1,032,976
City Developments Ltd.	121,000	934,467
ComfortDelgro Corp. Ltd.	638,000	1,251,204
DBS Group Holdings Ltd.	529,389	7,331,838
Global Logistic Properties Ltd.	790,700	1,629,901
Hutchison Port Holdings Trust	1,547,107	626,578
Jardine Cycle & Carriage Ltd.	29,300	990,473
Keppel Corp. Ltd.	431,400	2,010,102
Oversea-Chinese Banking Corp. Ltd.	932,456	6,540,507
Sembcorp Industries Ltd.	290,200	629,357
Singapore Airlines Ltd.	159,500	1,170,150
Singapore Airport Terminal Service Ltd.	199,300	726,076
Singapore Exchange Ltd.	272,200	1,441,706
Singapore Press Holdings Ltd.	472,000	1,172,272
Singapore Technologies Engineering Ltd.	462,400	1,254,336
Singapore Telecommunications Ltd.	2,421,900	6,483,131
StarHub Ltd.	178,500	356,451
Suntec (REIT)	712,600	902,768
United Overseas Bank Ltd.	390,514	6,093,265
UOL Group Ltd.	142,200	736,877
Wilmar International Ltd.	568,900	1,445,511
Yangzijiang Shipbuilding Holdings Ltd.	568,500	467,935

TOTAL SINGAPORE		49,272,541

Spain - 3.3%
Abertis Infraestructuras SA	194,089	3,414,452
ACS Actividades de Construccion y Servicios SA	70,085	2,597,972
Aena SA	20,063	3,540,449
Amadeus IT Holding SA Class A	130,383	7,030,297
Banco Bilbao Vizcaya Argentaria SA	2,013,277	16,129,614
Banco de Sabadell SA	1,584,441	3,047,995
Banco Popular Espanol SA (a)(b)	996,918	699,347
Banco Santander SA (Spain)	4,331,786	28,250,345
Bankia SA	1,367,878	1,659,893
Bankinter SA	199,827	1,759,439
CaixaBank SA	1,065,990	4,840,067
Distribuidora Internacional de Alimentacion SA	184,669	1,099,339
Enagas SA	67,244	1,768,961
Endesa SA	94,435	2,225,550
Ferrovial SA	144,553	3,076,012
Gas Natural SDG SA	104,161	2,355,483
Grifols SA	88,624	2,380,147
Iberdrola SA	1,642,529	11,812,344
Inditex SA	324,066	12,429,309
International Consolidated Airlines Group SA	252,053	1,828,029
MAPFRE SA (Reg.)	320,330	1,117,989
Red Electrica Corporacion SA	128,604	2,506,381
Repsol YPF SA	334,917	5,302,733
Telefonica SA	1,347,048	14,898,288
Zardoya Otis SA	55,910	518,283

TOTAL SPAIN		136,288,718

Sweden - 2.8%
Alfa Laval AB	87,236	1,789,573
ASSA ABLOY AB (B Shares)	297,724	6,450,412
Atlas Copco AB:
(A Shares)	199,895	7,474,651
(B Shares)	115,517	3,842,176
Boliden AB	81,262	2,323,003
Electrolux AB (B Shares)	71,426	2,121,660
Getinge AB (B Shares)	59,438	1,161,609
H&M Hennes & Mauritz AB (B Shares)	282,004	6,982,563
Hexagon AB (B Shares)	76,798	3,344,246
Husqvarna AB (B Shares)	123,564	1,228,344
ICA Gruppen AB	23,797	812,461
Industrivarden AB (C Shares)	48,708	1,132,834
Investor AB (B Shares)	135,312	6,185,613
Kinnevik AB (B Shares)	69,525	1,855,612
Lundbergfoeretagen AB	11,274	816,532
Lundin Petroleum AB	55,468	1,058,973
Nordea Bank AB	902,092	11,101,355
Sandvik AB	316,807	5,086,195
Securitas AB (B Shares)	92,955	1,536,429
Skandinaviska Enskilda Banken AB (A Shares)	450,893	5,192,450
Skanska AB (B Shares)	100,929	2,414,602
SKF AB (B Shares)	118,251	2,598,043
Svenska Cellulosa AB (SCA) (B Shares)	180,769	5,988,013
Svenska Handelsbanken AB (A Shares)	453,455	6,435,290
Swedbank AB (A Shares)	268,854	6,371,293
Swedish Match Co. AB	55,337	1,825,553
Tele2 AB (B Shares)	107,154	1,079,125
Telefonaktiebolaget LM Ericsson (B Shares)	911,781	5,923,688
TeliaSonera AB	771,544	3,141,219
Volvo AB (B Shares)	460,473	7,533,056

TOTAL SWEDEN		114,806,573

Switzerland - 8.5%
ABB Ltd. (Reg.)	559,286	13,704,892
Actelion Ltd.	28,811	7,690,655
Adecco SA (Reg.)	48,300	3,587,307
Aryzta AG	25,906	841,229
Baloise Holdings AG	14,751	2,162,986
Barry Callebaut AG (b)	652	895,108
Coca-Cola HBC AG	53,945	1,496,606
Compagnie Financiere Richemont SA Series A	155,068	12,957,253
Credit Suisse Group AG	589,749	8,994,241
Dufry AG (b)	13,598	2,227,612
Ems-Chemie Holding AG	2,432	1,523,972
Galenica AG	1,154	1,253,743
Geberit AG (Reg.)	11,001	5,010,707
Givaudan SA	2,743	5,284,755
Julius Baer Group Ltd.	66,419	3,463,532
Kuehne & Nagel International AG	16,039	2,424,388
Lafargeholcim Ltd. (Reg.)	135,245	7,666,149
Lindt & Spruengli AG	30	1,993,266
Lindt & Spruengli AG (participation certificate)	301	1,692,558
Lonza Group AG	17,204	3,518,607
Nestle SA (Reg. S)	924,561	71,210,153
Novartis AG	663,372	51,069,742
Pargesa Holding SA	10,305	770,027
Partners Group Holding AG	5,148	3,112,082
Roche Holding AG (participation certificate)	208,709	54,611,735
Schindler Holding AG:
(participation certificate)	12,172	2,487,003
(Reg.)	5,908	1,173,287
SGS SA (Reg.)	1,627	3,661,159
Sika AG	639	4,078,040
Sonova Holding AG Class B	15,551	2,299,047
Swatch Group AG (Bearer)	9,107	3,645,546
Swatch Group AG (Bearer) (Reg.)	15,010	1,164,595
Swiss Life Holding AG	9,527	3,100,344
Swiss Prime Site AG	21,238	1,840,982
Swiss Re Ltd.	96,265	8,378,441
Swisscom AG	7,691	3,354,667
Syngenta AG (Switzerland)	27,503	12,781,568
UBS Group AG	1,086,567	18,564,461
Zurich Insurance Group AG	44,719	12,375,466

TOTAL SWITZERLAND		348,067,911

United Kingdom - 15.7%
3i Group PLC	288,783	2,967,942
Aberdeen Asset Management PLC	273,662	988,907
Admiral Group PLC	63,304	1,648,846
Anglo American PLC (United Kingdom) (b)	416,576	5,970,112
Antofagasta PLC	117,168	1,271,715
Ashtead Group PLC	148,292	3,132,626
Associated British Foods PLC	105,832	3,851,768
AstraZeneca PLC (United Kingdom)	375,797	22,506,269
Auto Trader Group PLC	292,746	1,520,829
Aviva PLC	1,205,545	8,198,206
Babcock International Group PLC	75,023	873,556
BAE Systems PLC	943,388	7,662,175
Barclays PLC	5,033,291	13,783,202
Barratt Developments PLC	298,871	2,243,231
Berkeley Group Holdings PLC	39,283	1,657,649
BHP Billiton PLC	627,477	9,566,018
BP PLC	5,620,632	32,175,959
British American Tobacco PLC (United Kingdom)	553,914	37,424,296
British Land Co. PLC	290,763	2,472,354
BT Group PLC	2,514,345	9,918,967
Bunzl PLC	99,667	3,108,456
Burberry Group PLC	130,912	2,736,654
Capita Group PLC	198,139	1,426,861
Carnival PLC	56,523	3,483,651
Carphone Warehouse Group PLC	292,343	1,270,346
Centrica PLC	1,630,124	4,178,335
Cobham PLC	710,255	1,218,897
Cobham PLC rights 5/4/17 (b)	157,334	116,154
Coca-Cola European Partners PLC	64,518	2,440,806
Compass Group PLC	487,990	9,852,913
Croda International PLC	38,973	1,899,986
Diageo PLC	747,509	21,757,888
Direct Line Insurance Group PLC	408,197	1,846,209
easyJet PLC (b)	47,208	714,160
Fresnillo PLC	65,678	1,235,160
G4S PLC (United Kingdom)	460,898	1,821,310
GKN PLC	509,658	2,369,131
GlaxoSmithKline PLC	1,448,501	29,155,235
Hammerson PLC	235,786	1,794,166
Hargreaves Lansdown PLC	77,305	1,379,729
Hikma Pharmaceuticals PLC	42,733	1,072,087
HSBC Holdings PLC (United Kingdom)	5,880,895	48,495,770
IMI PLC	81,059	1,342,792
Imperial Tobacco Group PLC	284,858	13,953,616
Inmarsat PLC	134,270	1,421,686
InterContinental Hotel Group PLC	55,755	2,957,880
Intertek Group PLC	47,931	2,524,182
Intu Properties PLC	282,211	1,007,738
Investec PLC	194,735	1,441,442
ITV PLC	1,075,900	2,926,362
J Sainsbury PLC	486,946	1,736,927
Johnson Matthey PLC	57,463	2,217,153
Kingfisher PLC	664,826	2,941,153
Land Securities Group PLC	235,036	3,366,870
Legal & General Group PLC	1,768,484	5,637,020
Lloyds Banking Group PLC	19,079,839	17,143,747
London Stock Exchange Group PLC	93,582	4,100,447
Marks & Spencer Group PLC	482,409	2,290,576
Mediclinic International PLC	109,463	1,163,985
Meggitt PLC	230,315	1,379,656
Merlin Entertainments PLC	211,191	1,382,717
Mondi PLC	109,104	2,827,643
National Grid PLC	1,118,262	14,479,554
Next PLC	41,489	2,313,359
Old Mutual PLC	1,464,248	3,679,198
Pearson PLC	244,171	2,014,090
Persimmon PLC	91,576	2,763,595
Provident Financial PLC	43,841	1,819,323
Prudential PLC	766,157	17,003,983
Reckitt Benckiser Group PLC	187,260	17,253,677
RELX PLC	322,327	6,537,704
Rio Tinto PLC	367,584	14,501,274
Rolls-Royce Holdings PLC	546,237	5,744,788
Royal Bank of Scotland Group PLC (b)	1,053,473	3,616,769
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,297,702	33,699,317
Class B (United Kingdom)	1,112,943	29,612,050
Royal Mail PLC	267,206	1,392,993
RSA Insurance Group PLC	302,617	2,336,019
Sage Group PLC	320,792	2,783,782
Schroders PLC	40,108	1,655,579
Scottish & Southern Energy PLC	301,304	5,427,803
Segro PLC	296,226	1,863,494
Severn Trent PLC	70,070	2,110,046
SKY PLC	306,363	3,936,269
Smith & Nephew PLC	261,430	4,295,082
Smiths Group PLC	117,442	2,494,618
St. James's Place Capital PLC	156,586	2,328,261
Standard Chartered PLC (United Kingdom) (b)	975,441	9,111,577
Standard Life PLC	586,798	2,765,716
Tate & Lyle PLC	138,620	1,358,225
Taylor Wimpey PLC	969,402	2,511,139
Tesco PLC (b)	2,428,064	5,762,318
The Weir Group PLC	64,687	1,668,112
Travis Perkins PLC	74,232	1,548,901
Unilever PLC	381,272	19,615,809
United Utilities Group PLC	202,745	2,556,365
Vodafone Group PLC	7,906,457	20,364,205
Whitbread PLC	54,424	2,844,270
William Hill PLC	256,751	976,016
WM Morrison Supermarkets PLC	664,557	2,064,901
Worldpay Group PLC	534,527	2,076,958

TOTAL UNITED KINGDOM		647,859,262

TOTAL COMMON STOCKS
(Cost $3,678,443,570)		3,938,178,025

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	16,584	1,363,543
Fuchs Petrolub AG	20,625	1,063,916
Henkel AG & Co. KGaA	53,168	7,239,488
Porsche Automobil Holding SE (Germany)	45,498	2,661,920
Volkswagen AG	55,026	8,724,241

TOTAL GERMANY		21,053,108

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	1,790,642	1,278,583
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares)	38,782,827	50,232
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,280,990)		22,381,923
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.8% 6/22/17 to 10/12/17 (c)
(Cost $10,463,180)	10,500,000	10,457,185
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.85% (d)	125,902,570	125,927,750
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	9,327,955	9,328,887
TOTAL MONEY MARKET FUNDS
(Cost $135,256,425)		135,256,637
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $3,844,444,165)		4,106,273,770
NET OTHER ASSETS (LIABILITIES) - 0.2%		9,485,637
NET ASSETS - 100%		$4,115,759,407

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,699 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	154,931,810	$5,047,013

The face value of futures purchased as a percentage of Net Assets is 3.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,696,165.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$324,153
Fidelity Securities Lending Cash Central Fund	68,007
Total	$392,160

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$490,268,815	$324,265,230	$166,003,585	$--
Consumer Staples	449,328,945	209,402,156	239,926,789	--
Energy	191,211,980	41,596,456	149,615,524	--
Financials	848,866,055	524,230,527	324,635,528	--
Health Care	425,356,976	145,679,019	279,677,957	--
Industrials	575,154,521	427,847,473	147,307,048	--
Information Technology	225,604,720	146,184,411	79,420,309	--
Materials	309,316,663	236,448,556	72,868,107	--
Real Estate	146,588,475	146,588,475	--	--
Telecommunication Services	168,299,234	32,066,596	136,232,638	--
Utilities	130,563,564	94,671,738	35,891,826	--
Government Obligations	10,457,185	--	10,457,185	--
Money Market Funds	135,256,637	135,256,637	--	--
Total Investments in Securities:	$4,106,273,770	$2,464,237,274	$1,642,036,496	$--
Derivative Instruments:
Assets
Futures Contracts	$5,047,013	$5,047,013	$--	$--
Total Assets	$5,047,013	$5,047,013	$--	$--
Total Derivative Instruments:	$5,047,013	$5,047,013	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,047,013	$0
Total Equity Risk	$5,047,013	$0
Total Value of Derivatives	$5,047,013	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,936,177) — See accompanying schedule: Unaffiliated issuers (cost $3,709,187,740)	$3,971,017,133
Fidelity Central Funds (cost $135,256,425)	135,256,637
Total Investments (cost $3,844,444,165)		$4,106,273,770
Foreign currency held at value (cost $110,672,213)		110,676,867
Receivable for fund shares sold		11,745,564
Dividends receivable		14,014,737
Distributions receivable from Fidelity Central Funds		135,768
Receivable from investment adviser for expense reductions		214,093
Other receivables		3
Total assets		4,243,060,802
Liabilities
Payable for investments purchased	$115,079,734
Payable for fund shares redeemed	2,272,278
Accrued management fee	139,078
Payable for daily variation margin for derivative instruments	271,255
Other affiliated payables	208,617
Other payables and accrued expenses	2,424
Collateral on securities loaned	9,328,009
Total liabilities		127,301,395
Net Assets		$4,115,759,407
Net Assets consist of:
Paid in capital		$3,808,207,272
Undistributed net investment income		30,917,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,406,773
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		267,227,400
Net Assets, for 367,878,883 shares outstanding		$4,115,759,407
Net Asset Value, offering price and redemption price per share ($4,115,759,407 ÷ 367,878,883 shares)		$11.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$40,156,658
Interest		9,188
Income from Fidelity Central Funds		392,160
Income before foreign taxes withheld		40,558,006
Less foreign taxes withheld		(3,727,356)
Total income		36,830,650
Expenses
Management fee	$601,318
Transfer agent fees	901,977
Independent trustees' fees and expenses	4,165
Interest	126
Miscellaneous	17,155
Total expenses before reductions	1,524,741
Expense reductions	(925,358)	599,383
Net investment income (loss)		36,231,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,553,896)
Fidelity Central Funds	2,601
Foreign currency transactions	355,229
Futures contracts	12,468,191
Total net realized gain (loss)		11,272,125
Change in net unrealized appreciation (depreciation) on: Investment securities	252,831,041
Assets and liabilities in foreign currencies	466,190
Futures contracts	4,904,991
Total change in net unrealized appreciation (depreciation)		258,202,222
Net gain (loss)		269,474,347
Net increase (decrease) in net assets resulting from operations		$305,705,614

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	For the period January 5, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,231,267	$17,816,693
Net realized gain (loss)	11,272,125	3,346,567
Change in net unrealized appreciation (depreciation)	258,202,222	9,025,178
Net increase (decrease) in net assets resulting from operations	305,705,614	30,188,438
Distributions to shareholders from net investment income	(22,054,375)	–
Distributions to shareholders from net realized gain	(4,901,006)	–
Total distributions	(26,955,381)	–
Share transactions
Proceeds from sales of shares	2,516,358,012	1,715,344,228
Reinvestment of distributions	7,808,369	–
Cost of shares redeemed	(310,307,603)	(122,382,270)
Net increase (decrease) in net assets resulting from share transactions	2,213,858,778	1,592,961,958
Total increase (decrease) in net assets	2,492,609,011	1,623,150,396
Net Assets
Beginning of period	1,623,150,396	–
End of period	$4,115,759,407	$1,623,150,396
Other Information
Undistributed net investment income end of period	$30,917,962	$16,741,070
Shares
Sold	237,499,374	171,229,487
Issued in reinvestment of distributions	773,094	–
Redeemed	(29,625,221)	(11,997,851)
Net increase (decrease)	208,647,247	159,231,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI International Index Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.25
Net realized and unrealized gain (loss)	.98	(.06)C
Total from investment operations	1.14	.19
Distributions from net investment income	(.12)	–
Distributions from net realized gain	(.03)	–
Total distributions	(.14)D	–
Net asset value, end of period	$11.19	$10.19
Total ReturnE,F	11.37%	1.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.13%I	.21%I
Expenses net of fee waivers, if any	.05%I	.07%I
Expenses net of all reductions	.05%I	.07%I
Net investment income (loss)	3.02%I	3.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,115,759	$1,623,150
Portfolio turnover rateJ	1%I	1%I

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.026 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$325,979,413
Gross unrealized depreciation	(64,360,891)
Net unrealized appreciation (depreciation) on securities	$261,618,522
Tax cost	$3,844,655,248

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $12,468,191 and a change in net unrealized appreciation (depreciation) of $4,904,991 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,164,282,122 and $14,384,010, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .125% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,797,000.58%		$126

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,505 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $68,007.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through December 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

During the period this reimbursement reduced the Fund's expenses by $924,047.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,311.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Actual	.05%	$1,000.00	$1,113.70	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Series Global ex U.S. Index Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	15.7%
United Kingdom	11.2%
France	6.7%
Canada	6.6%
Germany	6.5%
Switzerland	6.0%
Australia	5.0%
Korea (South)	3.4%
Cayman Islands	3.3%
Other*	35.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	16.7%
United Kingdom	11.1%
Canada	6.8%
France	6.4%
Germany	6.2%
Switzerland	5.9%
Australia	4.9%
Korea (South)	3.3%
Cayman Islands	3.1%
Other*	35.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.0	0.1

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2	1.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9	0.9
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.9	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.9	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.9	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.7	0.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.7	0.7
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.7	0.6
	8.7

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	23.1
Industrials	11.5	11.0
Consumer Discretionary	10.6	10.2
Information Technology	10.1	9.7
Consumer Staples	9.1	10.2
Health Care	7.9	7.9
Materials	7.6	7.1
Energy	6.5	6.4
Telecommunication Services	4.6	4.8
Real Estate	2.9	3.4

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
		Shares	Value
Australia - 5.0%
AGL Energy Ltd.		146,742	$2,940,400
Alumina Ltd.		525,635	724,216
Amcor Ltd.		251,420	2,957,616
AMP Ltd.		643,844	2,584,112
APA Group unit		243,234	1,668,344
Aristocrat Leisure Ltd.		115,635	1,700,578
ASX Ltd.		41,399	1,572,298
Aurizon Holdings Ltd.		440,262	1,697,791
Australia & New Zealand Banking Group Ltd.		635,317	15,584,763
Bank of Queensland Ltd.		86,365	774,101
Bendigo & Adelaide Bank Ltd.		104,867	967,421
BHP Billiton Ltd.		697,651	12,420,941
Boral Ltd.		253,051	1,167,225
Brambles Ltd.		345,664	2,676,335
Caltex Australia Ltd.		55,784	1,247,702
Challenger Ltd.		122,163	1,209,308
Cimic Group Ltd.		20,942	580,681
Coca-Cola Amatil Ltd.		122,763	861,337
Cochlear Ltd.		12,647	1,324,674
Commonwealth Bank of Australia		373,800	24,463,386
Computershare Ltd.		102,986	1,136,689
Crown Ltd.		78,993	739,374
CSL Ltd.		99,041	9,830,160
DEXUS Property Group unit		206,547	1,577,556
Dominos Pizza Enterprises Ltd.		13,334	610,253
DUET Group		518,367	1,172,223
Flight Centre Travel Group Ltd.		12,080	284,481
Fortescue Metals Group Ltd.		341,643	1,358,416
Goodman Group unit		394,044	2,392,938
Harvey Norman Holdings Ltd.		122,311	383,747
Healthscope Ltd.		376,209	622,569
Incitec Pivot Ltd.		365,036	1,035,955
Insurance Australia Group Ltd.		513,132	2,386,088
Lendlease Group unit		118,102	1,417,609
Macquarie Group Ltd.		66,531	4,633,112
Medibank Private Ltd.		588,023	1,281,307
Mirvac Group unit		825,250	1,402,740
National Australia Bank Ltd.		576,510	14,677,483
Newcrest Mining Ltd.		166,672	2,640,853
Orica Ltd.		80,752	1,120,455
Origin Energy Ltd.		383,916	2,064,080
Qantas Airways Ltd.		102,008	323,866
QBE Insurance Group Ltd.		298,252	2,874,271
Ramsay Health Care Ltd.		30,225	1,622,749
realestate.com.au Ltd.		11,284	519,557
Rio Tinto Ltd.		92,299	4,177,219
Santos Ltd.		387,239	1,009,077
Scentre Management Ltd. A/S Trustee South Carolina unit		1,163,175	3,753,947
SEEK Ltd.		71,695	914,796
Sonic Healthcare Ltd.		84,644	1,400,096
South32 Ltd.		1,158,360	2,400,465
SP AusNet		384,069	503,284
Stockland Corp. Ltd. unit		516,039	1,874,089
Suncorp Group Ltd.		281,123	2,904,968
Sydney Airport unit		243,686	1,257,233
Tabcorp Holdings Ltd.		182,603	649,482
Tatts Group Ltd.		314,006	1,011,049
Telstra Corp. Ltd.		904,112	2,856,606
The GPT Group unit		385,950	1,517,247
TPG Telecom Ltd.		73,272	323,710
TPG Telecom Ltd. rights 5/12/17 (a)		6,583	3,204
Transurban Group unit		444,372	4,059,498
Treasury Wine Estates Ltd.		162,721	1,462,146
Vicinity Centers unit		721,172	1,555,239
Vocus Group Ltd. (b)		112,793	284,628
Wesfarmers Ltd.		245,580	7,907,283
Westfield Corp. unit		432,487	2,940,524
Westpac Banking Corp.		726,063	19,033,578
Woodside Petroleum Ltd.		164,763	3,970,193
Woolworths Ltd.		279,744	5,630,616

TOTAL AUSTRALIA			210,631,937

Austria - 0.1%
Andritz AG		15,555	860,250
Erste Group Bank AG		65,756	2,350,831
IMMOEAST AG (a)		928	0
OMV AG		31,405	1,446,205
Raiffeisen International Bank-Holding AG (a)		25,222	575,038
Voestalpine AG		24,341	1,016,969

TOTAL AUSTRIA			6,249,293

Bailiwick of Jersey - 0.9%
Experian PLC		206,010	4,431,846
Glencore Xstrata PLC		2,656,622	10,448,162
Petrofac Ltd.		56,381	594,786
Randgold Resources Ltd.		20,544	1,807,182
Shire PLC		196,299	11,573,550
Wolseley PLC		54,976	3,494,118
WPP PLC		277,454	5,941,268

TOTAL BAILIWICK OF JERSEY			38,290,912

Belgium - 0.8%
Ageas		42,712	1,749,384
Anheuser-Busch InBev SA NV		165,264	18,636,882
Colruyt NV		14,546	747,011
Groupe Bruxelles Lambert SA		17,861	1,712,321
KBC Groep NV		54,481	3,933,463
Proximus		33,167	1,014,678
Solvay SA Class A		16,303	2,073,347
Telenet Group Holding NV (a)		11,284	685,383
UCB SA		27,614	2,152,520
Umicore SA		20,304	1,188,797

TOTAL BELGIUM			33,893,786

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)		692,000	269,564
Alibaba Pictures Group Ltd. (a)		2,380,000	385,532
Beijing Enterprises Water Group Ltd.		924,000	707,996
Brilliance China Automotive Holdings Ltd.		668,000	1,119,867
Cheung Kong Infrastructure Holdings Ltd.		142,000	1,244,133
China Gas Holdings Ltd.		374,000	586,603
China Resource Gas Group Ltd.		194,000	654,702
Cosco Shipping Ports Ltd.		345,377	378,308
Credicorp Ltd. (United States)		14,852	2,282,158
GOME Electrical Appliances Holdings Ltd.		2,586,418	352,466
Haier Electronics Group Co. Ltd.		265,000	615,285
Hanergy Thin Film Power Group Ltd. (a)		1,902,000	2
HengTen Networks Group Ltd. (a)		4,888,000	91,748
Hongkong Land Holdings Ltd.		257,065	1,981,971
Jardine Matheson Holdings Ltd.		54,422	3,511,852
Jardine Strategic Holdings Ltd.		47,800	2,020,506
Kerry Properties Ltd.		137,000	512,538
Kunlun Energy Co. Ltd.		676,000	610,962
Li & Fung Ltd.		1,276,000	534,787
Nine Dragons Paper (Holdings) Ltd.		344,000	371,493
NWS Holdings Ltd.		331,055	622,243
Shangri-La Asia Ltd.		282,000	403,875
Yue Yuen Industrial (Holdings) Ltd.		158,000	624,618

TOTAL BERMUDA			19,883,209

Brazil - 1.0%
AES Tiete Energia SA unit		44,276	188,177
Ambev SA		984,630	5,664,480
Banco Bradesco SA		181,342	1,859,669
Banco do Brasil SA		187,100	1,936,401
Banco Santander SA (Brasil) unit		88,700	766,262
BB Seguridade Participacoes SA		152,900	1,439,858
BM&F BOVESPA SA		418,125	2,504,232
BR Malls Participacoes SA		125,070	553,625
Brasil Foods SA		127,300	1,595,837
CCR SA		264,900	1,477,207
Centrais Eletricas Brasileiras SA (Electrobras) (a)		44,300	252,062
Cielo SA		266,614	2,024,353
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		73,700	679,636
Companhia Siderurgica Nacional SA (CSN) (a)		136,900	334,265
Cosan SA Industria e Comercio		26,800	313,337
CPFL Energia SA		44,681	366,001
Drogasil SA (a)		49,900	1,060,398
Duratex SA		69,985	196,899
EDP Energias do Brasil SA		70,280	297,146
Embraer SA		144,100	697,335
ENGIE Brasil Energia SA		35,400	379,200
Equatorial Energia SA		42,000	760,725
Fibria Celulose SA		54,295	502,914
Hypermarcas SA		73,700	697,980
Itausa-Investimentos Itau SA (a)		13,860	43,012
Itausa-Investimentos Itau SA (a)		543	1,579
JBS SA		155,500	503,138
Klabin SA unit		120,100	597,842
Kroton Educacional SA		294,692	1,388,020
Localiza Rent A Car SA		35,160	523,958
Lojas Americanas SA		42,210	181,923
Lojas Renner SA		138,300	1,288,862
M. Dias Branco SA		20,700	317,799
Multiplan Empreendimentos Imobiliarios SA		18,252	389,301
Natura Cosmeticos SA		37,900	361,203
Odontoprev SA		53,500	192,995
Petroleo Brasileiro SA - Petrobras (ON) (a)		613,411	2,775,187
Porto Seguro SA		23,300	210,827
Qualicorp SA		48,900	348,180
Rumo SA (a)		177,600	488,476
Sul America SA unit		44,237	234,004
TIM Participacoes SA		180,103	582,176
Ultrapar Participacoes SA		78,900	1,750,488
Vale SA		274,200	2,373,080
Vale SA sponsored ADR		9,950	85,371
Weg SA (a)		119,220	664,827

TOTAL BRAZIL			41,850,247

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		458,078	352,760
Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		49,197	2,351,639
Agrium, Inc.		28,546	2,679,252
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		91,245	4,196,448
AltaGas Ltd.		35,428	793,921
ARC Resources Ltd.		75,255	987,927
ATCO Ltd. Class I (non-vtg.)		16,239	590,888
Bank of Montreal (b)		140,050	9,917,024
Bank of Nova Scotia		261,989	14,563,368
Barrick Gold Corp.		253,279	4,234,150
BCE, Inc.		32,470	1,478,342
BlackBerry Ltd. (a)		107,328	1,002,478
Bombardier, Inc. Class B (sub. vtg.) (a)		415,347	642,015
Brookfield Asset Management, Inc. Class A		192,946	7,132,380
CAE, Inc.		57,198	873,652
Cameco Corp.		85,496	819,855
Canadian Imperial Bank of Commerce		86,146	6,957,691
Canadian National Railway Co.		166,477	12,033,468
Canadian Natural Resources Ltd.		240,093	7,647,517
Canadian Pacific Railway Ltd.		30,189	4,625,714
Canadian Tire Ltd. Class A (non-vtg.)		14,897	1,818,131
Canadian Utilities Ltd. Class A (non-vtg.)		26,801	772,587
CCL Industries, Inc. Class B		5,993	1,387,340
Cenovus Energy, Inc.		221,572	2,209,146
CGI Group, Inc. Class A (sub. vtg.) (a)		47,374	2,286,362
CI Financial Corp.		51,462	1,006,582
Constellation Software, Inc.		4,176	1,909,968
Crescent Point Energy Corp.		118,149	1,169,329
Dollarama, Inc.		24,478	2,142,867
Eldorado Gold Corp.		156,537	572,228
Element Financial Corp.		86,111	756,361
Emera, Inc.		10,426	360,887
Empire Co. Ltd. Class A (non-vtg.)		36,424	561,149
Enbridge, Inc.		353,572	14,655,217
Encana Corp.		211,659	2,265,366
Fairfax Financial Holdings Ltd. (sub. vtg.)		5,013	2,291,573
Finning International, Inc.		36,014	684,901
First Capital Realty, Inc.		28,043	407,584
First Quantum Minerals Ltd.		147,464	1,405,448
Fortis, Inc.		87,252	2,839,261
Franco-Nevada Corp.		38,855	2,642,613
George Weston Ltd.		10,852	974,577
Gildan Activewear, Inc.		46,787	1,311,702
Goldcorp, Inc.		185,783	2,588,618
Great-West Lifeco, Inc.		64,751	1,741,809
H&R REIT/H&R Finance Trust		28,862	489,685
Husky Energy, Inc. (a)		74,619	861,504
Hydro One Ltd.		39,403	693,929
IGM Financial, Inc.		21,226	637,690
Imperial Oil Ltd.		64,905	1,888,120
Industrial Alliance Insurance and Financial Services, Inc.		22,164	935,075
Intact Financial Corp.		28,195	1,931,442
Inter Pipeline Ltd.		76,513	1,558,790
International Petroleum Corp. (a)		13,527	49,176
Jean Coutu Group, Inc. Class A (sub. vtg.)		18,078	295,859
Keyera Corp.		40,754	1,127,934
Kinross Gold Corp. (a)		264,328	919,789
Linamar Corp.		10,351	440,110
Loblaw Companies Ltd.		48,274	2,709,257
Magna International, Inc. Class A (sub. vtg.)		83,524	3,488,911
Manulife Financial Corp.		428,233	7,510,273
Methanex Corp.		19,972	917,800
Metro, Inc. Class A (sub. vtg.)		51,020	1,748,446
National Bank of Canada		73,656	2,862,496
Onex Corp. (sub. vtg.)		18,037	1,301,391
Open Text Corp.		57,133	1,980,957
Pembina Pipeline Corp.		85,991	2,740,272
Peyto Exploration & Development Corp.		34,330	624,708
Potash Corp. of Saskatchewan, Inc.		182,568	3,078,800
Power Corp. of Canada (sub. vtg.)		81,638	1,891,660
Power Financial Corp.		55,097	1,400,179
PrairieSky Royalty Ltd.		45,552	992,764
Restaurant Brands International, Inc.		48,328	2,712,642
RioCan (REIT)		34,310	651,740
Rogers Communications, Inc. Class B (non-vtg.)		78,752	3,610,921
Royal Bank of Canada		322,128	22,057,290
Saputo, Inc.		56,109	1,844,747
Seven Generations Energy Ltd. (a)		53,739	951,519
Shaw Communications, Inc. Class B		91,525	1,940,393
Silver Wheaton Corp.		96,549	1,926,666
Smart (REIT)		13,980	331,411
SNC-Lavalin Group, Inc.		32,258	1,297,362
Sun Life Financial, Inc.		133,039	4,698,590
Suncor Energy, Inc.		361,510	11,329,547
Teck Resources Ltd. Class B (sub. vtg.)		123,265	2,557,316
TELUS Corp. (a)		42,298	1,407,403
The Toronto-Dominion Bank		403,024	18,963,578
Thomson Reuters Corp.		72,183	3,280,108
Tourmaline Oil Corp. (a)		50,389	990,025
TransCanada Corp.		187,472	8,704,425
Turquoise Hill Resources Ltd. (a)		218,131	594,445
Valeant Pharmaceuticals International, Inc. (Canada) (a)		68,386	632,570
Veresen, Inc.		66,999	747,515
Vermilion Energy, Inc.		25,186	886,736
West Fraser Timber Co. Ltd.		14,550	653,820
Yamana Gold, Inc.		206,578	555,395

TOTAL CANADA			272,692,516

Cayman Islands - 3.3%
3SBio, Inc. (a)		214,500	286,245
58.com, Inc. ADR (a)(b)		17,700	700,566
AAC Technology Holdings, Inc.		162,000	2,378,448
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		243,763	28,154,627
Anta Sports Products Ltd.		213,000	598,334
ASM Pacific Technology Ltd.		52,100	775,638
Baidu.com, Inc. sponsored ADR (a)		59,101	10,651,773
Belle International Holdings Ltd.		1,337,000	905,846
Casetek Holdings		34,000	100,685
Chailease Holding Co. Ltd.		227,977	580,069
Cheung Kong Property Holdings Ltd.		585,616	4,201,067
China Conch Venture Holdings Ltd.		311,000	619,733
China Huishan Dairy Holdings Co. Ltd.		894,000	48,272
China Medical System Holdings Ltd.		267,000	461,342
China Mengniu Dairy Co. Ltd.		607,000	1,175,239
China Resources Land Ltd.		606,465	1,684,116
China State Construction International Holdings Ltd.		382,000	693,443
CK Hutchison Holdings Ltd.		587,616	7,339,204
Country Garden Holdings Co. Ltd.		1,173,537	1,116,454
Ctrip.com International Ltd. ADR (a)(b)		81,198	4,101,311
ENN Energy Holdings Ltd.		162,000	878,901
Evergrande Real Estate Group Ltd. (b)		913,000	975,404
Fullshare Holdings Ltd. (b)		1,465,000	474,625
GCL-Poly Energy Holdings Ltd. (a)(b)		2,819,000	340,671
Geely Automobile Holdings Ltd.		1,165,000	1,572,634
Haitian International Holdings Ltd.		137,000	335,704
Hengan International Group Co. Ltd.		159,500	1,193,428
JD.com, Inc. sponsored ADR (a)		146,992	5,155,009
Kingsoft Corp. Ltd.		174,000	496,609
Longfor Properties Co. Ltd.		304,500	527,703
Melco Crown Entertainment Ltd. sponsored ADR		41,176	903,813
MGM China Holdings Ltd.		203,200	462,914
NetEase, Inc. ADR		17,286	4,587,532
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		29,438	1,899,929
Sands China Ltd.		527,200	2,392,559
Semiconductor Manufacturing International Corp. (a)		586,500	740,897
Shenzhou International Group Holdings Ltd.		121,000	796,467
Shimao Property Holdings Ltd.		263,500	423,451
SINA Corp.		12,240	940,154
Sino Biopharmaceutical Ltd.		953,000	784,125
SOHO China Ltd.		454,500	247,749
Sunac China Holdings Ltd.		403,000	525,358
Sunny Optical Technology Group Co. Ltd.		157,000	1,291,791
TAL Education Group ADR (a)(b)		9,283	1,105,698
Tencent Holdings Ltd.		1,234,500	38,681,007
Tingyi (Cayman Islands) Holding Corp.		418,000	536,852
Vipshop Holdings Ltd. ADR (a)		86,269	1,196,551
Want Want China Holdings Ltd.		1,224,000	881,215
Weibo Corp. sponsored ADR (a)(b)		7,104	396,829
WH Group Ltd.		1,776,500	1,587,313
Wynn Macau Ltd.		334,400	735,148
YY, Inc. ADR (a)		6,512	318,893
Zhen Ding Technology Holding Ltd.		95,230	222,454

TOTAL CAYMAN ISLANDS			140,181,799

Chile - 0.3%
AES Gener SA		658,502	247,652
Aguas Andinas SA		544,683	308,494
Banco de Chile (a)		5,646,730	681,088
Banco de Credito e Inversiones (a)		7,770	434,251
Banco Santander Chile		14,004,170	826,731
Cencosud SA		306,370	872,189
Colbun SA		1,627,652	360,451
Compania Cervecerias Unidas SA		32,666	420,627
Compania de Petroleos de Chile SA (COPEC)		97,289	1,084,544
CorpBanca SA (a)		31,666,508	288,621
Empresa Nacional de Electricidad SA		712,265	545,646
Empresa Nacional de Telecomunicaciones SA (ENTEL)		30,442	364,900
Empresas CMPC SA		269,734	626,559
Enel Chile SA		4,239,074	467,921
Enersis SA		6,178,621	1,226,920
LATAM Airlines Group SA		66,353	836,614
S.A.C.I. Falabella		136,211	1,085,353

TOTAL CHILE			10,678,561

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		5,384,000	2,484,918
Air China Ltd. (H Shares)		404,000	357,860
Aluminum Corp. of China Ltd. (H Shares) (a)		834,000	410,655
Anhui Conch Cement Co. Ltd. (H Shares)		273,500	958,156
AviChina Industry & Technology Co. Ltd. (H Shares)		427,000	284,910
Bank Communications Co. Ltd.:
rights (a)		3,736	0
(H Shares)		1,868,200	1,438,675
Bank of China Ltd. (H Shares)		17,262,024	8,366,534
Beijing Capital International Airport Co. Ltd. (H Shares)		322,000	454,539
BYD Co. Ltd. (H Shares) (b)		136,500	804,608
CGN Power Co. Ltd. (H Shares)		2,392,000	722,673
China Cinda Asset Management Co. Ltd. (H Shares)		1,839,000	699,819
China CITIC Bank Corp. Ltd. (H Shares)		1,970,293	1,248,792
China Coal Energy Co. Ltd. (H Shares) (a)		419,000	203,619
China Communications Construction Co. Ltd. (H Shares)		966,000	1,328,842
China Communications Services Corp. Ltd. (H Shares)		504,000	287,043
China Construction Bank Corp. (H Shares)		18,272,649	14,846,740
China Everbright Bank Co. Ltd. (H Shares)		642,000	301,259
China Galaxy Securities Co. Ltd. (H Shares)		662,500	604,723
China Huarong Asset Management Co. Ltd.		1,301,000	548,610
China Life Insurance Co. Ltd. (H Shares)		1,619,000	4,925,427
China Longyuan Power Grid Corp. Ltd. (H Shares)		686,000	528,279
China Merchants Bank Co. Ltd. (H Shares)		855,691	2,222,188
China Minsheng Banking Corp. Ltd. (H Shares)		1,257,360	1,238,229
China National Building Materials Co. Ltd. (H Shares)		626,000	416,885
China Oilfield Services Ltd. (H Shares)		374,000	345,230
China Pacific Insurance (Group) Co. Ltd. (H Shares)		576,600	2,131,204
China Petroleum & Chemical Corp. (H Shares)		5,551,800	4,508,360
China Railway Construction Corp. Ltd. (H Shares)		416,500	582,581
China Railway Group Ltd. (H Shares)		853,000	723,778
China Shenhua Energy Co. Ltd. (H Shares)		725,500	1,691,949
China Southern Airlines Ltd. (H Shares)		422,000	281,031
China Telecom Corp. Ltd. (H Shares)		3,038,000	1,484,171
China Vanke Co. Ltd. (H Shares)		278,500	706,781
Chongqing Changan Automobile Co. Ltd. (B Shares)		193,000	255,568
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		556,000	382,420
CITIC Securities Co. Ltd. (H Shares)		470,500	987,171
CRRC Corp. Ltd. (H Shares)		893,800	872,157
Dongfeng Motor Group Co. Ltd. (H Shares)		578,000	607,846
Fuyao Glass Industries Group Co. Ltd.		96,000	339,404
GF Securities Co. Ltd. (H Shares)		309,200	639,997
Great Wall Motor Co. Ltd. (H Shares)		662,500	718,854
Guangzhou Automobile Group Co. Ltd. (H Shares)		451,376	702,160
Guangzhou R&F Properties Co. Ltd. (H Shares)		218,400	367,821
Haitong Securities Co. Ltd. (H Shares)		656,800	1,084,203
Huaneng Power International, Inc. (H Shares)		912,000	629,625
Huaneng Renewables Corp. Ltd. (H Shares)		850,000	297,235
Huatai Securities Co. Ltd. (H Shares)		311,600	604,103
Industrial & Commercial Bank of China Ltd. (H Shares)		16,016,008	10,459,972
Jiangsu Expressway Co. Ltd. (H Shares)		256,000	377,828
Jiangxi Copper Co. Ltd. (H Shares)		270,000	421,400
New China Life Insurance Co. Ltd. (H Shares)		166,600	823,538
People's Insurance Co. of China Group (H Shares)		1,502,000	619,851
PetroChina Co. Ltd. (H Shares)		4,592,000	3,226,254
PICC Property & Casualty Co. Ltd. (H Shares)		1,009,334	1,624,620
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,134,000	6,385,570
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		400,000	291,579
Shanghai Electric Group Co. Ltd. (H Shares) (a)		568,000	267,995
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		85,000	320,730
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		185,410	295,729
Shanghai Pharma Holding Co. Ltd. (H Shares)		147,700	391,165
Sinopec Engineering Group Co. Ltd. (H Shares)		269,500	263,321
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		790,000	441,803
Sinopharm Group Co. Ltd. (H Shares)		253,200	1,136,061
Sinotrans Ltd. (H Shares)		453,000	203,835
TravelSky Technology Ltd. (H Shares)		205,000	540,282
Tsingtao Brewery Co. Ltd. (H Shares)		76,000	341,975
Weichai Power Co. Ltd. (H Shares)		201,400	326,762
Yanzhou Coal Mining Co. Ltd. (H Shares)		408,000	353,011
Zhejiang Expressway Co. Ltd. (H Shares)		302,000	375,833
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		117,500	604,997
Zijin Mng Group Co. Ltd. (H Shares)		1,237,000	437,336
ZTE Corp. (H Shares)		151,936	292,998

TOTAL CHINA			97,452,077

Colombia - 0.1%
Cementos Argos SA (a)		96,549	390,528
Corporacion Financiera Colombiana SA		17,899	171,811
Ecopetrol SA		1,013,802	468,651
Grupo de Inversiones Suramerica SA		49,896	659,740
Interconexion Electrica SA ESP		84,733	335,821
Inversiones Argos SA (a)		62,229	431,500

TOTAL COLOMBIA			2,458,051

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		34,643	604,640
Komercni Banka A/S		16,418	636,114
MONETA Money Bank A/S		101,345	327,285
Telefonica Czech Rep A/S		13,570	160,208

TOTAL CZECH REPUBLIC			1,728,247

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		820	1,360,612
Series B		1,421	2,451,274
Carlsberg A/S Series B		23,384	2,333,862
Christian Hansen Holding A/S		21,150	1,425,436
Coloplast A/S Series B		25,497	2,183,201
Danske Bank A/S		149,425	5,427,071
DONG Energy A/S		31,418	1,237,717
DSV de Sammensluttede Vognmaend A/S		41,566	2,315,631
Genmab A/S (a)		12,484	2,482,814
ISS Holdings A/S		35,651	1,478,617
Novo Nordisk A/S Series B		414,983	16,158,133
Novozymes A/S Series B		50,500	2,181,745
Pandora A/S		24,149	2,610,034
TDC A/S		171,296	919,415
Tryg A/S		24,771	475,232
Vestas Wind Systems A/S		48,132	4,144,783
William Demant Holding A/S (a)		26,590	608,650

TOTAL DENMARK			49,794,227

Egypt - 0.0%
Commercial International Bank SAE (a)		166,594	673,760
Commercial International Bank SAE sponsored GDR		61,969	264,917
Global Telecom Holding (a)		437,779	168,078
Talaat Moustafa Group Holding		182,639	81,353

TOTAL EGYPT			1,188,108

Finland - 0.7%
Elisa Corp. (A Shares)		31,014	1,056,412
Fortum Corp.		97,970	1,425,762
Kone Oyj (B Shares)		73,330	3,359,684
Metso Corp.		24,197	867,962
Neste Oyj		27,200	1,110,790
Nokia Corp.		1,267,781	7,247,713
Nokian Tyres PLC		24,588	1,057,956
Orion Oyj (B Shares)		22,230	1,274,927
Sampo Oyj (A Shares)		96,896	4,643,092
Stora Enso Oyj (R Shares) (b)		120,138	1,429,060
UPM-Kymmene Corp.		115,812	3,056,712
Wartsila Corp.		32,457	1,976,367

TOTAL FINLAND			28,506,437

France - 6.6%
Accor SA		36,487	1,663,142
Aeroports de Paris		6,464	862,199
Air Liquide SA		51,349	6,186,352
Alstom SA		32,761	1,040,263
Arkema SA		14,827	1,570,044
Atos Origin SA		19,427	2,545,768
AXA SA		420,876	11,229,036
BIC SA		6,412	720,810
BNP Paribas SA		229,952	16,226,529
Bollore Group		182,390	742,060
Bollore Group (a)		1,174	4,693
Bouygues SA		45,397	1,908,560
Bureau Veritas SA		56,275	1,303,552
Capgemini SA		35,359	3,540,214
Carrefour SA		123,180	2,901,642
Casino Guichard Perrachon SA (b)		12,039	725,209
Christian Dior SA		11,854	3,253,320
CNP Assurances		36,696	766,282
Compagnie de St. Gobain		108,445	5,853,299
Credit Agricole SA		244,050	3,628,766
Danone SA		128,092	8,964,639
Dassault Aviation SA		502	686,079
Dassault Systemes SA		28,030	2,501,575
Edenred SA		45,169	1,156,507
EDF SA (a)		23,260	194,234
EDF SA		53,562	447,273
Eiffage SA		12,674	1,073,538
ENGIE		343,881	4,850,935
Essilor International SA		44,992	5,829,714
Eurazeo SA		8,291	562,113
Eutelsat Communications		37,518	888,069
Fonciere des Regions		7,380	658,718
Gecina SA		8,794	1,251,057
Groupe Eurotunnel SA		99,315	1,091,034
Hermes International SCA		5,756	2,753,789
ICADE		7,786	578,170
Iliad SA		5,604	1,360,679
Imerys SA		7,713	663,656
Ingenico SA		11,862	1,074,792
JCDecaux SA		15,934	562,103
Kering SA		16,447	5,097,917
Klepierre SA		48,892	1,919,420
L'Oreal SA		31,561	6,286,273
L'Oreal SA (a)		23,031	4,587,280
Lagardere S.C.A. (Reg.)		25,713	787,618
Legrand SA		58,194	3,767,311
LVMH Moet Hennessy - Louis Vuitton SA		60,475	14,929,397
Michelin CGDE Series B		39,730	5,196,729
Natixis SA		201,596	1,402,576
Orange SA		431,999	6,686,202
Pernod Ricard SA		46,105	5,768,017
Peugeot Citroen SA		105,855	2,217,947
Publicis Groupe SA		41,686	3,009,225
Remy Cointreau SA		4,923	496,686
Renault SA		41,768	3,895,074
Rexel SA		67,024	1,197,352
Safran SA		68,075	5,637,194
Sanofi SA		251,879	23,801,013
Schneider Electric SA		122,118	9,672,447
SCOR SE		34,966	1,383,373
SEB SA		4,861	783,673
SFR Group SA (a)		18,414	602,955
Societe Generale Series A		166,568	9,133,377
Sodexo SA		12,350	1,569,948
Sodexo SA (a)		1,778	226,022
Sodexo SA (a)		6,008	763,745
Suez Environnement SA		74,949	1,231,569
Thales SA		23,199	2,439,125
Total SA		500,193	25,676,526
Unibail-Rodamco		21,708	5,331,109
Valeo SA		51,933	3,733,661
Veolia Environnement SA (b)		105,037	1,998,895
VINCI SA		110,129	9,387,240
Vivendi SA		223,428	4,433,169
Wendel SA		5,982	838,308
Zodiac Aerospace		43,945	1,067,006

TOTAL FRANCE			280,775,793

Germany - 6.1%
adidas AG		40,877	8,188,573
Allianz SE		99,098	18,866,054
Axel Springer Verlag AG		9,502	533,156
BASF AG		199,137	19,405,657
Bayer AG		179,496	22,209,607
Bayerische Motoren Werke AG (BMW)		71,796	6,854,877
Beiersdorf AG		22,156	2,204,448
Brenntag AG		33,855	2,007,652
Commerzbank AG		232,227	2,275,419
Continental AG		23,856	5,340,193
Covestro AG		19,487	1,519,018
Daimler AG (Germany)		208,864	15,562,064
Deutsche Bank AG		449,229	8,088,875
Deutsche Borse AG		41,922	4,103,057
Deutsche Lufthansa AG		49,501	854,116
Deutsche Post AG		210,395	7,562,400
Deutsche Telekom AG		708,732	12,431,728
Deutsche Wohnen AG (Bearer)		77,055	2,634,751
E.ON AG		475,449	3,706,657
Evonik Industries AG		36,069	1,204,434
Fraport AG Frankfurt Airport Services Worldwide		9,029	710,108
Fresenius Medical Care AG & Co. KGaA		46,089	4,091,288
Fresenius Medical Care AG & Co. KGaA sponsored ADR		1,480	65,771
Fresenius SE & Co. KGaA		89,132	7,224,578
GEA Group AG		39,167	1,665,626
Hannover Reuck SE		12,891	1,546,043
HeidelbergCement Finance AG		32,483	3,007,617
Henkel AG & Co. KGaA		22,160	2,586,482
Hochtief AG		4,531	816,351
Hugo Boss AG		14,177	1,078,385
Infineon Technologies AG		245,653	5,077,541
Innogy SE		29,777	1,094,718
K&S AG (b)		40,557	967,735
Lanxess AG		20,222	1,460,445
Linde AG		40,300	7,241,105
MAN SE		7,818	821,297
Merck KGaA		28,136	3,303,913
Metro AG		38,928	1,281,033
Muenchener Rueckversicherungs AG		34,916	6,692,082
OSRAM Licht AG		18,925	1,267,617
ProSiebenSat.1 Media AG		50,679	2,151,307
RWE AG (a)		107,001	1,772,237
SAP AG		213,099	21,345,284
Schaeffler AG		35,884	618,184
Siemens AG		166,000	23,811,532
Symrise AG		26,363	1,845,655
Telefonica Deutschland Holding AG		161,354	782,145
Thyssenkrupp AG		80,426	1,914,674
TUI AG		88,188	1,282,703
TUI AG		21,520	312,010
United Internet AG		26,110	1,201,801
Volkswagen AG		6,888	1,110,657
Vonovia SE		101,157	3,662,175
Zalando SE (a)		18,810	829,527

TOTAL GERMANY			260,192,362

Greece - 0.1%
Alpha Bank AE (a)		302,651	642,872
EFG Eurobank Ergasias SA (a)		408,508	329,286
Ff Group (a)		7,090	150,910
Greek Organization of Football Prognostics SA		48,784	483,578
Hellenic Telecommunications Organization SA		53,056	516,100
Jumbo SA		22,642	357,380
National Bank of Greece SA (a)		1,209,121	376,479
Piraeus Bank SA (a)		1,431,935	304,162
Titan Cement Co. SA (Reg.)		10,107	264,119

TOTAL GREECE			3,424,886

Hong Kong - 2.5%
AIA Group Ltd.		2,617,200	18,119,038
Bank of East Asia Ltd.		259,066	1,072,454
Beijing Enterprises Holdings Ltd.		106,000	517,848
BOC Hong Kong (Holdings) Ltd.		806,500	3,317,927
Cathay Pacific Airways Ltd.		257,000	370,053
China Everbright International Ltd.		539,000	728,982
China Everbright Ltd.		218,000	498,872
China Jinmao Holdings Group Ltd.		844,000	273,436
China Merchants Holdings International Co. Ltd.		290,694	831,531
China Mobile Ltd.		1,334,000	14,202,595
China Overseas Land and Investment Ltd.		838,000	2,434,809
China Power International Development Ltd.		728,000	271,420
China Resources Beer Holdings Co. Ltd.		344,989	830,278
China Resources Power Holdings Co. Ltd.		399,780	720,579
China Taiping Insurance Group Ltd. (a)		342,465	854,143
China Unicom Ltd.		1,304,000	1,687,407
CITIC Pacific Ltd.		966,000	1,400,873
CLP Holdings Ltd.		358,000	3,776,366
CNOOC Ltd.		3,892,000	4,540,399
CSPC Pharmaceutical Group Ltd.		898,000	1,246,845
Far East Horizon Ltd.		436,000	401,340
Fosun International Ltd.		581,500	880,658
Galaxy Entertainment Group Ltd.		511,000	2,844,601
Guangdong Investment Ltd.		604,000	934,923
Hang Lung Group Ltd.		190,000	792,649
Hang Lung Properties Ltd.		484,000	1,269,369
Hang Seng Bank Ltd.		166,900	3,383,768
Henderson Land Development Co. Ltd.		239,194	1,516,037
HK Electric Investments & HK Electric Investments Ltd. unit		577,500	510,802
Hong Kong & China Gas Co. Ltd.		1,662,777	3,321,984
Hong Kong Exchanges and Clearing Ltd.		253,246	6,238,075
Hysan Development Co. Ltd.		134,434	634,290
Lenovo Group Ltd.		1,544,000	988,528
Link (REIT)		491,230	3,533,438
MTR Corp. Ltd.		325,270	1,873,417
New World Development Co. Ltd.		1,214,257	1,512,679
PCCW Ltd.		916,627	517,332
Power Assets Holdings Ltd.		304,000	2,735,799
Shanghai Industrial Holdings Ltd.		110,000	347,889
Sino Land Ltd.		687,749	1,165,354
Sino-Ocean Group Holding Ltd.		663,913	324,345
SJM Holdings Ltd.		429,000	416,406
Sun Art Retail Group Ltd.		514,500	530,484
Sun Hung Kai Properties Ltd.		314,583	4,719,746
Swire Pacific Ltd. (A Shares)		120,500	1,160,330
Swire Properties Ltd.		249,400	836,854
Techtronic Industries Co. Ltd.		292,500	1,255,986
Wharf Holdings Ltd.		297,000	2,537,254
Wheelock and Co. Ltd.		174,000	1,356,727

TOTAL HONG KONG			106,236,919

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		7,617	573,563
OTP Bank PLC		52,306	1,471,223
Richter Gedeon PLC		31,172	754,811

TOTAL HUNGARY			2,799,597

India - 2.0%
ABB Ltd. India		4	88
ACC Ltd.		8,642	218,644
Adani Ports & Special Economic Zone Ltd. (a)		176,633	900,337
Ambuja Cements Ltd.		132,420	506,487
Apollo Hospitals Enterprise Ltd.		15,880	304,620
Ashok Leyland Ltd. (a)		245,154	325,652
Asian Paints Ltd.		62,561	1,090,317
Aurobindo Pharma Ltd.		57,028	538,213
Axis Bank Ltd.		364,783	2,891,766
Bajaj Auto Ltd. (a)		17,879	796,476
Bajaj Finance Ltd. (a)		35,762	709,900
Bajaj Finserv Ltd. (a)		8,511	605,745
Bharat Forge Ltd.		22,297	397,021
Bharat Heavy Electricals Ltd.		121,107	330,977
Bharat Petroleum Corp. Ltd.		107,410	1,201,659
Bharti Airtel Ltd.		213,442	1,180,256
Bharti Infratel Ltd.		124,290	685,731
Bosch Ltd.		1,591	568,979
Cadila Healthcare Ltd.		43,331	296,725
Cipla Ltd. (a)		74,724	647,922
Coal India Ltd. (a)		147,580	635,060
Container Corp. of India Ltd.		8,222	155,750
Dabur India Ltd.		112,713	502,729
Divi's Laboratories Ltd. (a)		16,493	161,210
Dr. Reddy's Laboratories Ltd. (a)		24,325	987,610
Eicher Motors Ltd.		2,876	1,166,147
GAIL India Ltd.		90,736	598,344
Glenmark Pharmaceuticals Ltd. (a)		29,013	403,876
Godrej Consumer Products Ltd.		25,817	699,858
Grasim Industries Ltd. (a)		43,000	772,549
Havells India Ltd. (a)		50,972	383,658
HCL Technologies Ltd.		124,146	1,572,053
Hero Motocorp Ltd.		10,690	551,810
Hindalco Industries Ltd. (a)		242,504	751,955
Hindustan Petroleum Corp. Ltd. (a)		88,947	741,778
Hindustan Unilever Ltd.		142,461	2,071,767
Housing Development Finance Corp. Ltd.		327,306	7,825,765
ICICI Bank Ltd.		236,831	1,021,866
Idea Cellular Ltd. (a)		280,123	374,499
IDFC Bank Ltd.		301,509	308,356
Indiabulls Housing Finance Ltd.		65,863	1,041,832
Indiabulls Wholesale Services Ltd. (a)		510	287
Infosys Ltd.		399,643	5,713,983
ITC Ltd.		741,073	3,204,515
JSW Steel Ltd. (a)		182,930	566,232
Larsen & Toubro Ltd.		70,066	1,907,007
LIC Housing Finance Ltd.		66,773	694,734
Lupin Ltd.		49,264	1,025,548
Mahindra & Mahindra Financial Services Ltd.		60,883	319,330
Mahindra & Mahindra Ltd.		81,870	1,700,754
Marico Ltd.		94,959	465,563
Maruti Suzuki India Ltd.		23,222	2,356,822
Motherson Sumi Systems Ltd.		90,823	566,849
Nestle India Ltd.		4,958	516,526
NTPC Ltd.		352,674	902,393
Oil & Natural Gas Corp. Ltd.		274,078	795,291
Piramal Enterprises Ltd. (a)		16,701	648,492
Power Finance Corp. Ltd. (a)		128,910	320,821
Reliance Industries Ltd.		282,072	6,121,432
Shree Cement Ltd.		1,776	530,053
Shriram Transport Finance Co. Ltd.		32,363	522,847
Siemens India Ltd.		14,842	302,992
State Bank of India		356,195	1,605,343
Sun Pharmaceutical Industries Ltd.		209,848	2,095,379
Tata Consultancy Services Ltd.		102,864	3,637,040
Tata Motors Ltd.		346,932	2,476,390
Tata Motors Ltd. Class A		78,875	343,522
Tata Power Co. Ltd.		245,593	322,033
Tata Steel Ltd. (a)		64,962	453,946
Tech Mahindra Ltd.		99,227	643,532
Titan Co. Ltd.		65,491	479,035
Ultratech Cemco Ltd. (a)		18,829	1,244,416
United Spirits Ltd. (a)		13,603	396,929
UPL Ltd. (a)		75,518	946,941
Vedanta Ltd. (a)		97,409	369,015
Vedanta Ltd. (a)		219,210	830,434
Wipro Ltd.		134,675	1,035,400
Yes Bank Ltd. (a)		68,939	1,748,138
Zee Entertainment Enterprises Ltd.		127,576	1,045,472

TOTAL INDIA			85,781,423

Indonesia - 0.6%
PT Adaro Energy Tbk		3,146,400	419,001
PT AKR Corporindo Tbk		391,200	198,843
PT Astra International Tbk		4,397,800	2,952,983
PT Bank Central Asia Tbk		2,670,400	3,556,126
PT Bank Danamon Indonesia Tbk Series A		733,813	267,562
PT Bank Mandiri (Persero) Tbk		2,034,200	1,785,591
PT Bank Negara Indonesia (Persero) Tbk		1,618,989	774,331
PT Bank Rakyat Indonesia Tbk		2,405,800	2,328,368
PT Bumi Serpong Damai Tbk		1,715,600	230,394
PT Charoen Pokphand Indonesia Tbk		1,589,600	380,435
PT Gudang Garam Tbk		105,000	523,070
PT Hanjaya Mandala Sampoerna Tbk		2,027,400	581,039
PT Indocement Tunggal Prakarsa Tbk		312,900	397,903
PT Indofood CBP Sukses Makmur Tbk		486,900	320,545
PT Indofood Sukses Makmur Tbk		935,400	587,739
PT Jasa Marga Tbk		477,453	166,208
PT Kalbe Farma Tbk		4,564,500	542,781
PT Lippo Karawaci Tbk		3,979,800	235,880
PT Matahari Department Store Tbk		542,700	594,450
PT Media Nusantara Citra Tbk		1,117,100	152,953
PT Pakuwon Jati Tbk		5,371,500	251,871
PT Perusahaan Gas Negara Tbk Series B		2,375,200	433,021
PT Semen Gresik (Persero) Tbk		640,200	423,870
PT Summarecon Agung Tbk		2,225,600	227,085
PT Surya Citra Media Tbk		1,252,700	268,792
PT Telkomunikasi Indonesia Tbk Series B		10,900,900	3,596,060
PT Tower Bersama Infrastructure Tbk		518,900	227,741
PT Unilever Indonesia Tbk		337,100	1,125,437
PT United Tractors Tbk		365,412	737,458
PT Waskita Karya Persero Tbk		1,085,600	194,657
PT XL Axiata Tbk (a)		840,625	202,446

TOTAL INDONESIA			24,684,640

Ireland - 0.4%
Bank of Ireland (a)		5,892,404	1,482,696
CRH PLC		181,144	6,598,008
DCC PLC (United Kingdom)		19,467	1,797,734
James Hardie Industries PLC CDI		96,882	1,644,601
Kerry Group PLC Class A		34,483	2,817,926
Paddy Power Betfair PLC (Ireland)		17,474	1,947,222
Ryanair Holdings PLC (a)		4,983	86,300
Ryanair Holdings PLC sponsored ADR (a)		6,116	562,244

TOTAL IRELAND			16,936,731

Isle of Man - 0.0%
Genting Singapore PLC		1,282,400	1,023,423
New Europe Property Investments PLC		52,797	578,747

TOTAL ISLE OF MAN			1,602,170

Israel - 0.4%
Azrieli Group		9,206	490,319
Bank Hapoalim BM (Reg.)		227,520	1,420,351
Bank Leumi le-Israel BM (a)		308,495	1,443,755
Bezeq The Israel Telecommunication Corp. Ltd.		448,295	754,420
Check Point Software Technologies Ltd. (a)(b)		28,535	2,967,925
Elbit Systems Ltd. (Israel)		4,935	587,954
Frutarom Industries Ltd.		8,304	488,133
Israel Chemicals Ltd.		110,079	475,658
Mizrahi Tefahot Bank Ltd.		30,034	485,115
NICE Systems Ltd.		13,260	907,968
Taro Pharmaceutical Industries Ltd. (a)(b)		3,253	380,113
Teva Pharmaceutical Industries Ltd. sponsored ADR		198,295	6,262,156

TOTAL ISRAEL			16,663,867

Italy - 1.2%
Assicurazioni Generali SpA		253,882	4,018,325
Atlantia SpA		90,281	2,289,427
Enel SpA		1,654,588	7,866,224
Eni SpA		551,889	8,560,359
Intesa Sanpaolo SpA		2,753,001	8,036,292
Intesa Sanpaolo SpA (Risparmio Shares)		203,904	557,503
Leonardo SpA		86,651	1,362,032
Luxottica Group SpA		37,037	2,146,322
Mediobanca SpA		121,925	1,172,074
Poste Italiane SpA		111,344	762,895
Prysmian SpA		41,546	1,199,738
Saipem SpA (a)		1,303,672	561,788
Snam Rete Gas SpA		533,045	2,356,261
Telecom Italia SpA (a)		2,490,450	2,210,506
Terna SpA		322,666	1,627,353
UniCredit SpA		410,430	6,679,396
Unipolsai SpA		244,816	562,691

TOTAL ITALY			51,969,186

Japan - 15.7%
ABC-MART, Inc.		7,200	399,803
ACOM Co. Ltd. (a)		85,600	380,103
AEON Co. Ltd.		142,100	2,107,758
AEON Financial Service Co. Ltd.		24,300	466,708
AEON MALL Co. Ltd.		24,520	416,384
Air Water, Inc.		32,500	625,656
Aisin Seiki Co. Ltd.		41,900	2,048,486
Ajinomoto Co., Inc.		118,100	2,297,904
Alfresa Holdings Corp.		40,900	737,833
All Nippon Airways Ltd.		250,000	752,411
Alps Electric Co. Ltd.		41,400	1,216,282
Amada Holdings Co. Ltd.		73,600	874,155
Aozora Bank Ltd.		253,000	921,444
Asahi Glass Co. Ltd.		216,000	1,871,774
Asahi Group Holdings		84,000	3,168,603
Asahi Kasei Corp.		274,000	2,611,572
Asics Corp.		34,700	613,534
Astellas Pharma, Inc.		467,600	6,166,294
Bandai Namco Holdings, Inc.		44,100	1,382,637
Bank of Kyoto Ltd.		66,000	522,198
Benesse Holdings, Inc.		14,600	440,718
Bridgestone Corp.		141,100	5,883,228
Brother Industries Ltd.		50,900	1,046,081
Calbee, Inc.		17,600	614,165
Canon, Inc.		227,400	7,546,949
Canon, Inc. sponsored ADR (b)		4,174	138,619
Casio Computer Co. Ltd.		49,700	700,414
Central Japan Railway Co.		31,200	5,229,621
Chiba Bank Ltd.		151,000	1,010,505
Chubu Electric Power Co., Inc.		141,400	1,899,498
Chugai Pharmaceutical Co. Ltd.		49,300	1,746,894
Chugoku Electric Power Co., Inc.		59,200	645,239
Coca-Cola West Co. Ltd.		27,000	802,915
Concordia Financial Group Ltd.		257,300	1,182,230
Credit Saison Co. Ltd.		32,300	587,905
CYBERDYNE, Inc. (a)(b)		23,800	336,264
Dai Nippon Printing Co. Ltd.		116,000	1,290,334
Dai-ichi Mutual Life Insurance Co.		234,000	3,979,942
Daicel Chemical Industries Ltd.		60,400	692,995
Daiichi Sankyo Kabushiki Kaisha		131,000	2,906,149
Daikin Industries Ltd.		50,800	4,933,034
Dainippon Sumitomo Pharma Co. Ltd.		34,700	569,021
Daito Trust Construction Co. Ltd.		15,400	2,265,620
Daiwa House Industry Co. Ltd.		122,900	3,650,342
Daiwa House REIT Investment Corp.		289	730,569
Daiwa Securities Group, Inc.		362,000	2,199,440
DeNA Co. Ltd.		22,600	483,931
DENSO Corp.		103,200	4,442,761
Dentsu, Inc.		47,000	2,647,769
Don Quijote Holdings Co. Ltd.		25,300	922,579
East Japan Railway Co.		71,700	6,402,349
Eisai Co. Ltd.		54,800	2,876,785
Electric Power Development Co. Ltd.		31,600	732,774
FamilyMart Co. Ltd.		18,100	1,022,920
Fanuc Corp.		42,100	8,571,395
Fast Retailing Co. Ltd.		11,500	3,750,976
Fuji Electric Co. Ltd.		120,000	657,726
Fujifilm Holdings Corp.		95,100	3,526,741
Fujitsu Ltd.		404,000	2,518,046
Fukuoka Financial Group, Inc.		167,000	761,032
Hakuhodo DY Holdings, Inc.		46,600	567,268
Hamamatsu Photonics K.K.		31,300	919,556
Hankyu Hanshin Holdings, Inc.		53,000	1,749,630
Hikari Tsushin, Inc.		4,700	451,133
Hino Motors Ltd.		55,500	695,524
Hirose Electric Co. Ltd.		6,925	929,960
Hiroshima Bank Ltd.		108,000	466,006
Hisamitsu Pharmaceutical Co., Inc.		13,400	685,176
Hitachi Chemical Co. Ltd.		22,700	649,590
Hitachi Construction Machinery Co. Ltd.		23,300	600,083
Hitachi High-Technologies Corp.		14,800	590,141
Hitachi Ltd.		1,049,000	5,788,203
Hitachi Metals Ltd.		46,400	649,746
Hokuriku Electric Power Co., Inc.		36,800	340,022
Honda Motor Co. Ltd.		353,700	10,294,674
Hoshizaki Corp.		10,800	900,040
Hoya Corp.		84,700	4,045,237
Hulic Co. Ltd.		64,600	608,477
Idemitsu Kosan Co. Ltd.		19,000	607,625
IHI Corp. (a)		318,000	1,078,305
Iida Group Holdings Co. Ltd.		32,000	509,244
INPEX Corp.		207,400	1,987,952
Isetan Mitsukoshi Holdings Ltd.		70,600	770,758
Isuzu Motors Ltd.		129,200	1,752,414
Itochu Corp.		324,900	4,593,338
J. Front Retailing Co. Ltd.		52,300	753,007
Japan Airlines Co. Ltd.		25,700	811,518
Japan Airport Terminal Co. Ltd. (b)		10,000	347,163
Japan Exchange Group, Inc.		111,700	1,564,151
Japan Post Bank Co. Ltd.		86,000	1,070,034
Japan Post Holdings Co. Ltd.		96,100	1,190,528
Japan Prime Realty Investment Corp.		177	664,494
Japan Real Estate Investment Corp.		280	1,474,411
Japan Retail Fund Investment Corp.		543	1,060,914
Japan Tobacco, Inc.		238,500	7,928,962
JFE Holdings, Inc.		113,800	1,940,138
JGC Corp.		44,800	781,664
JSR Corp.		41,800	763,443
JTEKT Corp.		48,200	758,401
JX Holdings, Inc.		665,510	3,003,526
Kajima Corp.		197,000	1,337,780
Kakaku.com, Inc.		30,800	444,006
Kamigumi Co. Ltd.		48,000	435,757
Kaneka Corp.		61,000	480,449
Kansai Electric Power Co., Inc.		150,700	2,037,272
Kansai Paint Co. Ltd.		47,200	1,044,984
Kao Corp.		109,300	6,028,046
Kawasaki Heavy Industries Ltd.		302,000	912,976
KDDI Corp.		397,700	10,544,647
Keihan Electric Railway Co., Ltd.		111,000	698,013
Keihin Electric Express Railway Co. Ltd.		101,000	1,158,816
Keio Corp.		127,000	1,016,228
Keisei Electric Railway Co.		29,400	699,165
Keyence Corp.		21,140	8,495,824
Kikkoman Corp.		33,000	1,013,904
Kintetsu Group Holdings Co. Ltd.		395,000	1,442,162
Kirin Holdings Co. Ltd.		178,800	3,474,149
Kobe Steel Ltd. (a)		67,000	595,021
Koito Manufacturing Co. Ltd.		24,600	1,268,894
Komatsu Ltd.		200,500	5,357,670
Konami Holdings Corp.		20,100	835,734
Konica Minolta, Inc.		96,500	852,680
Kose Corp.		6,600	625,808
Kubota Corp.		229,900	3,615,292
Kuraray Co. Ltd.		77,800	1,254,850
Kurita Water Industries Ltd.		22,000	567,589
Kyocera Corp.		69,600	3,939,682
Kyowa Hakko Kirin Co., Ltd.		54,600	936,490
Kyushu Electric Power Co., Inc.		90,900	980,146
Kyushu Financial Group, Inc.		74,700	465,053
Lawson, Inc.		13,600	902,803
LINE Corp.		9,300	320,879
Lion Corp.		51,000	920,493
LIXIL Group Corp.		58,500	1,460,466
M3, Inc.		41,200	1,052,961
Mabuchi Motor Co. Ltd.		10,500	592,465
Makita Corp.		49,200	1,754,384
Marubeni Corp.		359,800	2,215,445
Marui Group Co. Ltd.		45,400	621,488
Maruichi Steel Tube Ltd.		12,200	345,835
Mazda Motor Corp.		123,900	1,830,286
McDonald's Holdings Co. (Japan) Ltd.		14,900	459,130
Mebuki Financial Group, Inc.		203,910	799,360
Medipal Holdings Corp.		37,500	620,318
Meiji Holdings Co. Ltd.		25,000	2,121,552
Minebea Mitsumi, Inc.		84,300	1,218,276
Miraca Holdings, Inc.		12,500	576,362
Misumi Group, Inc.		58,300	1,104,026
Mitsubishi Chemical Holdings Corp.		295,000	2,308,397
Mitsubishi Corp.		327,900	7,069,815
Mitsubishi Electric Corp.		419,600	5,849,369
Mitsubishi Estate Co. Ltd.		272,000	5,197,219
Mitsubishi Gas Chemical Co., Inc.		39,100	835,490
Mitsubishi Heavy Industries Ltd.		697,000	2,788,625
Mitsubishi Logistics Corp.		25,000	322,942
Mitsubishi Materials Corp.		24,100	716,676
Mitsubishi Motors Corp. of Japan		141,600	905,681
Mitsubishi Tanabe Pharma Corp.		48,100	976,023
Mitsubishi UFJ Financial Group, Inc.		2,767,100	17,533,995
Mitsubishi UFJ Lease & Finance Co. Ltd.		95,500	498,596
Mitsui & Co. Ltd.		370,400	5,226,636
Mitsui Chemicals, Inc.		199,000	1,017,538
Mitsui Fudosan Co. Ltd.		194,000	4,262,866
Mitsui OSK Lines Ltd.		247,000	755,569
mixi, Inc.		9,800	543,297
Mizuho Financial Group, Inc.		5,230,760	9,561,460
MS&AD Insurance Group Holdings, Inc.		109,890	3,580,359
Murata Manufacturing Co. Ltd.		41,500	5,563,736
Nabtesco Corp.		24,100	683,167
Nagoya Railroad Co. Ltd.		203,000	932,370
NEC Corp.		568,000	1,411,402
New Hampshire Foods Ltd.		37,000	1,052,164
Nexon Co. Ltd.		37,400	635,775
NGK Insulators Ltd.		55,800	1,191,835
NGK Spark Plug Co. Ltd.		37,900	819,708
Nidec Corp.		51,800	4,749,011
Nikon Corp.		73,000	1,041,220
Nintendo Co. Ltd.		24,600	6,225,414
Nippon Building Fund, Inc.		302	1,606,513
Nippon Electric Glass Co. Ltd.		92,000	570,280
Nippon Express Co. Ltd.		178,000	977,224
Nippon Paint Holdings Co. Ltd.		35,000	1,342,229
Nippon Prologis REIT, Inc.		341	721,002
Nippon Steel & Sumitomo Metal Corp.		175,617	3,955,026
Nippon Telegraph & Telephone Corp.		149,700	6,415,490
Nippon Yusen KK		348,000	699,278
Nissan Chemical Industries Co. Ltd.		26,700	827,526
Nissan Motor Co. Ltd.		512,900	4,885,668
Nisshin Seifun Group, Inc.		44,445	681,377
Nissin Food Holdings Co. Ltd.		12,500	715,407
Nitori Holdings Co. Ltd.		17,500	2,277,865
Nitto Denko Corp.		35,800	2,694,113
NKSJ Holdings, Inc.		76,600	2,890,151
NOK Corp.		20,600	489,891
Nomura Holdings, Inc.		788,200	4,736,790
Nomura Real Estate Holdings, Inc.		26,800	452,697
Nomura Real Estate Master Fund, Inc.		847	1,221,017
Nomura Research Institute Ltd.		29,040	1,010,767
NSK Ltd.		96,600	1,317,174
NTT Data Corp.		27,600	1,280,036
NTT DOCOMO, Inc.		289,500	7,005,056
NTT DOCOMO, Inc. sponsored ADR		10,464	253,438
Obayashi Corp.		141,500	1,372,160
OBIC Co. Ltd.		14,100	761,444
Odakyu Electric Railway Co. Ltd.		64,400	1,249,005
Oji Holdings Corp.		172,000	831,648
Olympus Corp.		63,300	2,436,035
OMRON Corp.		41,900	1,753,429
Ono Pharmaceutical Co. Ltd.		90,200	1,858,618
Oracle Corp. Japan		8,300	478,009
Oriental Land Co. Ltd.		47,300	2,715,586
ORIX Corp.		287,200	4,382,392
Osaka Gas Co. Ltd.		407,000	1,523,580
Otsuka Corp.		11,300	605,167
Otsuka Holdings Co. Ltd.		84,800	3,900,153
Panasonic Corp.		478,900	5,726,806
Park24 Co. Ltd.		21,900	564,813
Pola Orbis Holdings, Inc.		20,000	460,731
Rakuten, Inc.		203,200	2,079,849
Recruit Holdings Co. Ltd.		79,800	4,030,267
Resona Holdings, Inc.		479,600	2,666,572
Ricoh Co. Ltd.		143,200	1,192,102
Rinnai Corp.		7,400	614,703
ROHM Co. Ltd.		19,600	1,374,945
Ryohin Keikaku Co. Ltd.		5,200	1,172,711
Sankyo Co. Ltd. (Gunma)		10,200	355,479
Santen Pharmaceutical Co. Ltd.		82,000	1,152,671
SBI Holdings, Inc. Japan		46,080	638,651
Secom Co. Ltd.		45,500	3,300,408
Sega Sammy Holdings, Inc.		40,300	541,190
Seibu Holdings, Inc.		36,800	642,411
Seiko Epson Corp.		61,800	1,263,996
Sekisui Chemical Co. Ltd.		88,800	1,489,625
Sekisui House Ltd.		131,300	2,178,420
Seven & i Holdings Co. Ltd.		163,400	6,903,916
Seven Bank Ltd.		128,500	431,119
Sharp Corp. (a)(b)		324,000	1,175,000
Shimadzu Corp.		50,800	861,287
Shimamura Co. Ltd.		4,900	670,769
SHIMANO, Inc.		16,100	2,459,592
SHIMIZU Corp.		120,000	1,150,751
Shin-Etsu Chemical Co. Ltd.		84,300	7,323,267
Shinsei Bank Ltd.		384,000	716,501
Shionogi & Co. Ltd.		64,900	3,337,714
Shiseido Co. Ltd.		82,800	2,240,187
Shizuoka Bank Ltd.		118,000	995,021
Showa Shell Sekiyu K.K.		40,800	394,183
SMC Corp.		12,400	3,491,689
SoftBank Corp.		179,100	13,585,222
Sohgo Security Services Co., Ltd.		15,500	676,452
Sony Corp.		274,000	9,402,130
Sony Financial Holdings, Inc.		37,600	624,671
Stanley Electric Co. Ltd.		32,000	935,815
Start Today Co. Ltd.		38,600	824,113
Subaru Corp.		133,500	5,044,198
Sumitomo Chemical Co. Ltd.		342,000	1,929,742
Sumitomo Corp.		258,700	3,454,362
Sumitomo Electric Industries Ltd.		163,600	2,665,884
Sumitomo Heavy Industries Ltd.		120,000	836,421
Sumitomo Metal Mining Co. Ltd.		109,000	1,477,941
Sumitomo Mitsui Financial Group, Inc.		291,400	10,819,868
Sumitomo Mitsui Trust Holdings, Inc.		72,025	2,466,198
Sumitomo Realty & Development Co. Ltd.		78,000	2,103,324
Sumitomo Rubber Industries Ltd.		37,200	668,749
Sundrug Co. Ltd.		16,200	568,217
Suntory Beverage & Food Ltd.		30,300	1,365,147
Suzuken Co. Ltd.		17,010	562,295
Suzuki Motor Corp.		74,600	3,113,157
Sysmex Corp.		34,200	2,080,072
T&D Holdings, Inc.		126,400	1,874,881
Taiheiyo Cement Corp.		261,000	868,634
Taisei Corp.		221,000	1,685,131
Taisho Pharmaceutical Holdings Co. Ltd.		7,700	632,716
Taiyo Nippon Sanso Corp.		28,500	340,287
Takashimaya Co. Ltd.		64,000	589,047
Takeda Pharmaceutical Co. Ltd.		154,500	7,403,804
TDK Corp.		26,700	1,652,658
Teijin Ltd.		41,100	796,007
Terumo Corp.		74,300	2,709,392
The Chugoku Bank Ltd.		36,700	544,533
The Hachijuni Bank Ltd.		88,300	521,206
The Suruga Bank Ltd.		36,900	770,936
THK Co. Ltd.		25,900	667,046
Tobu Railway Co. Ltd.		213,000	1,079,569
Toho Co. Ltd.		24,100	690,733
Toho Gas Co. Ltd.		82,000	586,266
Tohoku Electric Power Co., Inc.		98,500	1,313,039
Tokio Marine Holdings, Inc.		147,900	6,225,134
Tokyo Electric Power Co., Inc. (a)		309,800	1,203,350
Tokyo Electron Ltd.		34,000	3,954,340
Tokyo Gas Co. Ltd.		425,000	1,972,976
Tokyo Tatemono Co. Ltd.		44,300	604,443
Tokyu Corp.		231,000	1,653,626
Tokyu Fudosan Holdings Corp.		111,300	607,046
Toppan Printing Co. Ltd.		115,000	1,156,448
Toray Industries, Inc.		318,000	2,813,006
Toshiba Corp. (a)(b)		874,000	1,767,209
Toto Ltd.		30,400	1,160,368
Toyo Seikan Group Holdings Ltd.		35,700	597,268
Toyo Suisan Kaisha Ltd.		19,700	738,695
Toyoda Gosei Co. Ltd.		14,100	374,018
Toyota Industries Corp.		35,800	1,779,161
Toyota Motor Corp.		566,272	30,647,089
Toyota Tsusho Corp.		45,300	1,428,388
Trend Micro, Inc.		23,800	1,046,154
Tsuruha Holdings, Inc.		7,900	800,807
Unicharm Corp.		88,400	2,147,848
United Urban Investment Corp.		633	956,811
USS Co. Ltd.		48,100	850,029
West Japan Railway Co.		35,900	2,397,305
Yahoo! Japan Corp.		313,300	1,340,606
Yakult Honsha Co. Ltd.		19,500	1,109,038
Yamada Denki Co. Ltd.		139,200	730,496
Yamaguchi Financial Group, Inc.		43,000	475,999
Yamaha Corp.		36,600	1,014,523
Yamaha Motor Co. Ltd.		61,000	1,445,176
Yamato Holdings Co. Ltd.		76,700	1,657,160
Yamazaki Baking Co. Ltd.		28,900	608,980
Yaskawa Electric Corp.		55,200	1,054,235
Yokogawa Electric Corp.		49,300	761,115
Yokohama Rubber Co. Ltd.		23,700	464,539

TOTAL JAPAN			667,966,277

Korea (South) - 3.2%
AMOREPACIFIC Corp.		6,689	1,716,937
AMOREPACIFIC Group, Inc.		5,923	684,665
BGFretail Co. Ltd.		4,342	417,940
BS Financial Group, Inc.		57,177	480,496
Celltrion, Inc.		17,389	1,369,598
Cheil Industries, Inc.		16,402	1,780,632
Cheil Worldwide, Inc.		14,658	237,729
CJ CheilJedang Corp.		1,659	497,292
CJ Corp.		3,254	534,896
CJ E&M Corp.		4,212	298,054
Coway Co. Ltd.		11,182	987,861
Daelim Industrial Co.		6,174	435,805
Daewoo Engineering & Construction Co. Ltd. (a)		28,467	182,423
DGB Financial Group Co. Ltd.		36,997	378,881
Dong Suh Companies, Inc. (a)		8,128	220,419
Dongbu Insurance Co. Ltd.		10,724	641,027
Doosan Heavy Industries & Construction Co. Ltd.		10,247	209,426
E-Mart Co. Ltd.		4,237	856,637
EUSU Holdings Co. Ltd.		6	37
GS Engineering & Construction Corp. (a)		11,467	315,504
GS Holdings Corp.		10,996	573,192
GS Retail Co. Ltd.		5,862	273,622
Hana Financial Group, Inc.		64,026	2,206,241
Hanjin Shipping Co. Ltd. (a)		12	0
Hankook Tire Co. Ltd.		15,658	810,703
Hanmi Pharm Co. Ltd.		1,225	332,202
Hanmi Science Co. Ltd.		2,788	148,762
Hanon Systems		41,256	306,809
Hanssem Co. Ltd.		2,343	453,112
Hanwha Chemical Corp.		23,818	526,567
Hanwha Corp.		9,854	346,051
Hanwha Life Insurance Co. Ltd.		46,802	253,017
Hanwha Techwin Co. Ltd.		8,044	367,693
Hotel Shilla Co.		7,080	316,160
Hyosung Corp.		4,286	542,532
Hyundai Department Store Co. Ltd.		3,171	301,044
Hyundai Engineering & Construction Co. Ltd.		15,931	679,896
Hyundai Fire & Marine Insurance Co. Ltd.		13,796	445,071
Hyundai Glovis Co. Ltd.		4,097	522,209
Hyundai Heavy Industries Co. Ltd. (a)		8,883	1,288,410
Hyundai Industrial Development & Construction Co.		12,743	500,714
Hyundai Mobis		14,733	2,875,111
Hyundai Motor Co.		33,283	4,213,038
Hyundai Steel Co.		16,926	816,840
Hyundai Wia Corp.		3,524	201,044
Industrial Bank of Korea		55,704	612,078
Kakao Corp.		6,609	525,188
Kangwon Land, Inc.		24,806	788,271
KB Financial Group, Inc.		85,938	3,778,611
KCC Corp.		1,273	381,027
KEPCO Plant Service & Engineering Co. Ltd.		4,893	246,887
Kia Motors Corp.		56,816	1,740,539
Korea Aerospace Industries Ltd.		14,557	816,400
Korea Electric Power Corp.		55,401	2,208,881
Korea Express Co. Ltd. (a)		1,488	217,785
Korea Gas Corp.		6,164	252,499
Korea Investment Holdings Co. Ltd.		8,772	395,573
Korea Zinc Co. Ltd.		1,830	684,480
Korean Air Lines Co. Ltd. (a)		9,623	259,269
KT Corp.		6,424	181,807
KT&G Corp.		25,404	2,266,619
Kumho Petro Chemical Co. Ltd. (a)		4,052	271,059
LG Chemical Ltd.		9,818	2,364,743
LG Corp.		20,417	1,213,246
LG Display Co. Ltd.		50,063	1,290,370
LG Electronics, Inc.		23,049	1,400,040
LG Household & Health Care Ltd.		1,968	1,498,143
LG Innotek Co. Ltd.		3,214	371,520
LG Telecom Ltd.		47,349	601,436
Lotte Chemical Corp.		3,362	1,010,728
Lotte Chilsung Beverage Co. Ltd.		124	182,795
Lotte Confectionery Co. Ltd.		1,190	214,443
Lotte Shopping Co. Ltd.		2,402	554,259
Mirae Asset Daewoo Co. Ltd.		92,230	723,182
NAVER Corp.		6,068	4,267,229
NCSOFT Corp.		3,742	1,184,177
Oci Co. Ltd.		3,752	260,226
Orion Corp.		768	456,371
Ottogi Corp.		241	156,133
POSCO		16,067	3,794,148
Posco Daewoo Corp.		10,124	213,587
S-Oil Corp.		9,756	855,022
S1 Corp.		4,083	350,300
Samsung Biologics Co. Ltd.		3,554	546,721
Samsung Card Co. Ltd.		7,471	262,037
Samsung Electro-Mechanics Co. Ltd.		12,217	785,041
Samsung Electronics Co. Ltd.		21,274	41,721,426
Samsung Fire & Marine Insurance Co. Ltd.		7,176	1,690,549
Samsung Heavy Industries Co. Ltd.		52,842	501,665
Samsung Life Insurance Co. Ltd. (a)		15,196	1,462,695
Samsung SDI Co. Ltd.		11,834	1,430,358
Samsung SDS Co. Ltd.		7,657	925,490
Samsung Securities Co. Ltd.		14,170	430,979
Shinhan Financial Group Co. Ltd.		92,257	3,852,877
Shinsegae Co. Ltd.		1,610	289,421
SK C&C Co. Ltd.		9,866	2,103,116
SK Energy Co. Ltd.		13,974	2,100,522
SK Hynix, Inc.		126,209	5,990,934
SK Networks Co. Ltd.		24,722	174,071
SK Telecom Co. Ltd.		4,352	918,887
Woori Bank		66,400	872,609
Woori Investment & Securities Co. Ltd.		31,442	364,833
Yuhan Corp.		1,748	356,484

TOTAL KOREA (SOUTH)			136,916,085

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)		399,816	3,141,892
Eurofins Scientific SA		2,438	1,200,648
Millicom International Cellular SA (depository receipt)		14,353	787,549
RTL Group SA		8,464	655,991
SES SA (France) (depositary receipt)		79,945	1,748,213
Tenaris SA		103,984	1,624,429

TOTAL LUXEMBOURG			9,158,722

Malaysia - 0.6%
AirAsia Bhd		314,500	242,703
Alliance Financial Group Bhd		210,100	199,888
AMMB Holdings Bhd		375,600	474,151
Astro Malaysia Holdings Bhd		303,400	188,708
Axiata Group Bhd		582,081	690,559
Berjaya Sports Toto Bhd		120,014	77,687
British American Tobacco (Malaysia) Bhd		30,800	322,403
Bumiputra-Commerce Holdings Bhd		673,762	890,899
Dialog Group Bhd		754,222	338,800
DiGi.com Bhd		779,900	923,448
Felda Global Ventures Holdings Bhd		274,200	134,542
Gamuda Bhd		346,575	420,744
Genting Bhd		499,900	1,133,153
Genting Malaysia Bhd		624,900	845,004
Genting Plantations Bhd		53,500	140,744
Hap Seng Consolidated Bhd		115,900	236,819
Hartalega Holdings Bhd		126,700	143,015
Hong Leong Bank Bhd		140,500	446,648
Hong Leong Credit Bhd		44,900	174,594
IHH Healthcare Bhd		696,000	990,850
IJM Corp. Bhd		614,900	495,773
IOI Corp. Bhd		500,100	528,786
IOI Properties Group Bhd		524,000	249,869
Kuala Lumpur Kepong Bhd		91,800	518,529
Lafarge Malaysia Bhd		70,200	102,203
Malayan Banking Bhd		783,418	1,728,898
Malaysia Airports Holdings Bhd		161,698	283,093
Maxis Bhd		422,500	620,951
MISC Bhd		232,200	392,082
Petronas Chemicals Group Bhd		520,600	875,462
Petronas Dagangan Bhd		46,300	256,618
Petronas Gas Bhd		146,900	625,366
PPB Group Bhd		100,500	391,258
Public Bank Bhd		587,700	2,702,256
RHB Capital Bhd		169,457	214,700
RHB Capital Bhd		122,876	0
SapuraKencana Petroleum Bhd		832,900	383,736
Sime Darby Bhd		509,107	1,094,211
Telekom Malaysia Bhd		259,174	385,686
Tenaga Nasional Bhd		742,325	2,383,785
UMW Holdings Bhd (a)		112,100	160,106
Westports Holdings Bhd		251,000	231,283
YTL Corp. Bhd		985,600	333,755
YTL Power International Bhd		463,015	161,058

TOTAL MALAYSIA			24,134,823

Malta - 0.0%
Brait SA		72,435	462,457
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,487,700	383,332
Mexico - 0.8%
Alfa SA de CV Series A (a)		598,700	822,744
America Movil S.A.B. de CV Series L		7,207,346	5,539,916
CEMEX S.A.B. de CV unit		3,058,500	2,813,945
Coca-Cola FEMSA S.A.B. de CV Series L		111,400	809,644
Compartamos S.A.B. de CV		218,200	365,806
El Puerto de Liverpool S.A.B. de CV Class C		40,155	309,781
Embotelladoras Arca S.A.B. de CV		90,562	668,057
Fibra Uno Administracion SA de CV		559,900	977,916
Fomento Economico Mexicano S.A.B. de CV unit		399,800	3,597,834
Gruma S.A.B. de CV Series B		46,955	627,006
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		77,100	792,901
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		44,430	843,085
Grupo Bimbo S.A.B. de CV Series A		352,900	863,820
Grupo Carso SA de CV Series A1		120,200	552,498
Grupo Financiero Banorte S.A.B. de CV Series O		544,000	3,148,367
Grupo Financiero Inbursa S.A.B. de CV Series O		520,200	878,456
Grupo Financiero Santander Mexico S.A.B. de CV		392,900	713,785
Grupo Lala S.A.B. de CV		124,300	225,289
Grupo Mexico SA de CV Series B		830,723	2,443,374
Grupo Televisa SA de CV		532,000	2,580,978
Industrias Penoles SA de CV		30,355	738,749
Infraestructura Energetica Nova S.A.B. de CV		114,900	536,742
Kimberly-Clark de Mexico SA de CV Series A		322,200	687,693
Mexichem S.A.B. de CV		229,916	629,589
OHL Mexico S.A.B. de CV		180,100	221,188
Promotora y Operadora de Infraestructura S.A.B. de CV		56,730	605,293
Wal-Mart de Mexico SA de CV Series V (a)		1,143,300	2,581,121

TOTAL MEXICO			35,575,577

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		810,640	1,036,964
Netherlands - 3.0%
ABN AMRO Group NV GDR		62,039	1,628,656
AEGON NV		384,264	1,961,230
AerCap Holdings NV (a)		33,376	1,535,630
Airbus Group NV		125,933	10,187,057
Akzo Nobel NV		54,744	4,787,308
Altice NV:
Class A (a)		79,990	1,987,071
Class B (a)		24,148	600,530
ASML Holding NV (Netherlands)		80,946	10,699,973
CNH Industrial NV		223,042	2,461,181
EXOR NV		23,379	1,312,811
Ferrari NV		26,353	1,982,172
Fiat Chrysler Automobiles NV (a)		196,914	2,228,639
Gemalto NV		17,174	961,947
Heineken Holding NV		22,197	1,859,622
Heineken NV (Bearer)		50,016	4,459,387
ING Groep NV (Certificaten Van Aandelen)		841,763	13,720,352
Koninklijke Ahold Delhaize NV		278,102	5,761,852
Koninklijke Boskalis Westminster NV		19,184	705,592
Koninklijke DSM NV		39,431	2,820,670
Koninklijke KPN NV		743,328	2,148,977
Koninklijke Philips Electronics NV		206,092	7,116,870
Mobileye NV (a)		38,119	2,360,328
NN Group NV		69,139	2,292,531
NXP Semiconductors NV (a)		63,799	6,746,744
QIAGEN NV (Germany)		48,098	1,438,192
Randstad Holding NV		26,147	1,558,246
RELX NV		215,676	4,171,286
Steinhoff International Holdings NV (South Africa)		647,462	3,299,385
STMicroelectronics NV (France)		139,033	2,231,991
Unilever NV (Certificaten Van Aandelen) (Bearer)		353,532	18,519,947
Vopak NV		15,058	679,399
Wolters Kluwer NV		65,678	2,789,463

TOTAL NETHERLANDS			127,015,039

New Zealand - 0.1%
Auckland International Airport Ltd.		208,036	985,579
Contact Energy Ltd.		154,557	552,879
Fletcher Building Ltd.		146,813	861,855
Mercury Nz Ltd.		151,099	333,539
Meridian Energy Ltd.		271,934	517,186
Ryman Healthcare Group Ltd.		78,855	467,244
Spark New Zealand Ltd.		393,640	998,660

TOTAL NEW ZEALAND			4,716,942

Norway - 0.4%
DNB ASA		212,570	3,320,014
Gjensidige Forsikring ASA		42,978	660,237
Marine Harvest ASA		82,070	1,365,490
Norsk Hydro ASA		294,227	1,679,143
Orkla ASA		175,509	1,589,311
Schibsted ASA:
(A Shares)		15,964	396,962
(B Shares)		19,257	431,746
Statoil ASA		243,898	4,016,731
Statoil ASA sponsored ADR		1,785	29,328
Telenor ASA		163,174	2,637,847
Yara International ASA		37,906	1,409,224

TOTAL NORWAY			17,536,033

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		301,580	1,630,443
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		39,197	470,756
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		417,900	639,955
Aboitiz Power Corp.		315,800	267,619
Alliance Global Group, Inc.		395,000	116,567
Ayala Corp.		55,350	956,318
Ayala Land, Inc.		1,583,400	1,114,503
Bank of the Philippine Islands (BPI)		151,738	317,082
BDO Unibank, Inc.		439,548	1,050,852
DMCI Holdings, Inc.		847,600	217,344
Globe Telecom, Inc.		7,075	293,149
GT Capital Holdings, Inc.		17,070	428,865
International Container Terminal Services, Inc.		108,580	192,689
JG Summit Holdings, Inc.		622,080	1,044,418
Jollibee Food Corp.		88,800	371,833
Megaworld Corp.		2,423,300	196,178
Metro Pacific Investments Corp.		2,988,400	392,085
Metropolitan Bank & Trust Co.		126,011	212,315
Philippine Long Distance Telephone Co.		21,120	745,389
PNOC Energy Development Corp.		1,987,900	239,017
Robinsons Land Corp.		343,300	175,581
Security Bank Corp.		21,960	93,355
SM Investments Corp.		51,530	748,010
SM Prime Holdings, Inc.		1,799,275	1,069,128
Universal Robina Corp. (a)		184,650	633,277

TOTAL PHILIPPINES			11,515,529

Poland - 0.3%
Alior Bank SA (a)		19,475	374,469
Bank Handlowy w Warszawie SA		6,604	127,596
Bank Millennium SA (a)		132,531	236,418
Bank Polska Kasa Opieki SA		34,660	1,255,791
Bank Zachodni WBK SA		7,452	684,265
BRE Bank SA (a)		3,182	355,178
Cyfrowy Polsat SA (a)		40,713	254,929
Eurocash SA		16,038	142,222
Grupa Lotos SA (a)		19,755	308,048
Jastrzebska Spolka Weglowa SA (a)		11,440	230,912
KGHM Polska Miedz SA (Bearer)		30,204	958,474
LPP SA		279	499,139
NG2 SA		6,003	347,255
Polish Oil & Gas Co. SA		383,349	654,199
Polska Grupa Energetyczna SA		182,550	542,586
Polski Koncern Naftowy Orlen SA		70,288	2,101,827
Powszechna Kasa Oszczednosci Bank SA		191,245	1,739,801
Powszechny Zaklad Ubezpieczen SA		124,196	1,370,280
Synthos SA		113,075	157,113
Tauron Polska Energia SA (a)		230,998	195,912
Telekomunikacja Polska SA		142,442	170,011
Zaklady Azotowe w Tarnowie-Moscicach SA		9,795	172,761

TOTAL POLAND			12,879,186

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)		319,729	3
Energias de Portugal SA		521,699	1,721,909
Galp Energia SGPS SA Class B		107,238	1,666,941
Jeronimo Martins SGPS SA		53,903	989,374

TOTAL PORTUGAL			4,378,227

Qatar - 0.2%
Barwa Real Estate Co. (a)		22,327	208,474
Doha Bank (a)		27,083	232,801
Doha Bank rights 5/9/17 (a)		5,416	9,371
Ezdan Holding Group (a)		172,377	724,293
Industries Qatar QSC (a)		32,542	932,121
Masraf al Rayan (a)		82,295	945,829
Qatar Electricity & Water Co. (a)		5,826	332,795
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		59,172	323,380
Qatar Insurance Co. SAQ		28,676	559,140
Qatar Islamic Bank (a)		12,621	350,073
Qatar National Bank SAQ		50,691	2,001,858
Qatar Telecom (Qtel) Q.S.C. (a)		17,572	500,913
The Commercial Bank of Qatar (a)		43,187	355,217

TOTAL QATAR			7,476,265

Russia - 0.8%
Alrosa Co. Ltd. (a)		558,500	962,509
Gazprom OAO (a)		395,334	949,683
Gazprom OAO sponsored ADR (Reg. S)		1,057,398	5,022,641
Inter Rao Ues JSC (a)		6,540,000	465,266
Lukoil PJSC		1,806	89,489
Lukoil PJSC sponsored ADR		89,585	4,449,239
Magnit OJSC GDR (Reg. S)		66,279	2,316,451
MMC Norilsk Nickel PJSC (a)		2,040	313,442
MMC Norilsk Nickel PJSC sponsored ADR		98,554	1,516,253
Mobile TeleSystems OJSC sponsored ADR		108,574	1,120,484
Moscow Exchange MICEX-RTS OAO (a)		274,460	554,669
NOVATEK OAO GDR (Reg. S)		19,443	2,356,492
PhosAgro OJSC GDR (Reg. S)		21,213	312,892
Rosneft Oil Co. OJSC		28,906	161,086
Rosneft Oil Co. OJSC GDR (Reg. S)		217,412	1,203,375
Rostelecom PJSC (a)		15,000	19,630
Rostelecom PJSC sponsored ADR		24,117	189,560
RusHydro PJSC (a)		4,764,700	74,908
RusHydro PJSC ADR		207,336	316,187
Sberbank of Russia		761,015	2,210,412
Sberbank of Russia sponsored ADR		391,262	4,652,105
Severstal PAO		5,109	69,641
Severstal PAO GDR (Reg. S)		39,925	546,174
Sistema JSFC sponsored GDR		36,709	308,723
Surgutneftegas OJSC (a)		10,100	4,952
Surgutneftegas OJSC sponsored ADR		201,700	987,523
Tatneft PAO (a)		49,200	325,818
Tatneft PAO sponsored ADR		42,623	1,668,264
VTB Bank OJSC (a)		132,224,000	154,942
VTB Bank OJSC sponsored GDR (Reg. S)		490,772	1,134,174

TOTAL RUSSIA			34,456,984

Singapore - 0.8%
Ascendas Real Estate Investment Trust		516,000	945,468
CapitaCommercial Trust (REIT)		434,900	505,824
CapitaLand Ltd.		567,600	1,527,521
CapitaMall Trust		529,300	746,320
City Developments Ltd.		87,200	673,434
ComfortDelgro Corp. Ltd.		468,700	919,184
DBS Group Holdings Ltd.		388,131	5,375,468
Global Logistic Properties Ltd.		584,200	1,204,234
Hutchison Port Holdings Trust		1,124,000	455,220
Jardine Cycle & Carriage Ltd.		22,193	750,224
Keppel Corp. Ltd.		319,100	1,486,842
Oversea-Chinese Banking Corp. Ltd.		685,425	4,807,762
Sembcorp Industries Ltd.		209,400	454,126
Singapore Airlines Ltd.		118,700	870,826
Singapore Airport Terminal Service Ltd.		143,800	523,882
Singapore Exchange Ltd.		182,100	964,492
Singapore Press Holdings Ltd.		346,600	860,825
Singapore Technologies Engineering Ltd.		330,500	896,536
Singapore Telecommunications Ltd.		1,771,900	4,743,160
StarHub Ltd.		128,600	256,804
Suntec (REIT)		511,400	647,875
United Overseas Bank Ltd.		287,133	4,480,191
UOL Group Ltd.		103,134	534,438
Wilmar International Ltd.		409,600	1,040,747
Yangzijiang Shipbuilding Holdings Ltd.		398,700	328,172

TOTAL SINGAPORE			35,999,575

South Africa - 1.5%
African Bank Investments Ltd. (a)		149,482	6,488
Anglo American Platinum Ltd. (a)		11,799	291,414
AngloGold Ashanti Ltd.		86,610	991,851
Aspen Pharmacare Holdings Ltd.		79,997	1,659,532
Barclays Africa Group Ltd.		93,547	1,029,008
Bidcorp Ltd.		71,444	1,513,696
Bidvest Group Ltd.		67,884	810,265
Capitec Bank Holdings Ltd.		8,991	513,029
Coronation Fund Managers Ltd.		50,514	239,610
Discovery Ltd.		76,984	770,776
Exxaro Resources Ltd.		37,647	320,811
FirstRand Ltd.		734,697	2,740,596
Fortress Income Fund Ltd.:
Class A		216,806	284,397
Class B		157,674	395,844
Foschini Ltd.		45,277	540,800
Gold Fields Ltd. (a)		179,681	588,907
Growthpoint Properties Ltd.		467,479	896,216
Hyprop Investments Ltd.		52,234	482,482
Impala Platinum Holdings Ltd. (a)		136,915	439,334
Imperial Holdings Ltd.		31,022	392,286
Investec Ltd.		55,095	412,890
Liberty Holdings Ltd.		24,587	197,782
Life Healthcare Group Holdings Ltd.		306,137	658,147
Massmart Holdings Ltd.		23,896	231,079
MMI Holdings Ltd.		217,611	379,573
Mondi Ltd.		25,681	666,308
Mr Price Group Ltd.		52,917	622,075
MTN Group Ltd.		369,319	3,495,939
Naspers Ltd. Class N		95,170	18,096,720
Nedbank Group Ltd.		42,336	714,220
Netcare Ltd.		202,126	400,962
Pick 'n Pay Stores Ltd.		79,914	379,724
Pioneer Foods Ltd.		27,729	342,075
PSG Group Ltd.		20,202	382,536
Rand Merchant Insurance Holdings Ltd.		142,835	448,372
Redefine Properties Ltd.		1,148,409	945,281
Remgro Ltd.		116,357	1,931,541
Resilient Property Income Fund Ltd.		62,864	548,118
RMB Holdings Ltd.		150,718	691,800
Sanlam Ltd.		301,137	1,597,426
Sappi Ltd.		117,727	874,776
Sasol Ltd.		120,619	3,696,352
Shoprite Holdings Ltd.		92,005	1,444,404
Sibanye Gold Ltd.		162,246	326,025
Spar Group Ltd.		41,203	555,529
Standard Bank Group Ltd.		282,272	3,133,692
Telkom SA Ltd.		57,387	321,122
Tiger Brands Ltd.		36,110	1,091,508
Truworths International Ltd.		97,486	631,220
Tsogo Sun Holdings Ltd.		72,446	136,340
Vodacom Group Ltd.		79,091	894,910
Woolworths Holdings Ltd.		210,875	1,144,023

TOTAL SOUTH AFRICA			62,299,811

Spain - 2.3%
Abertis Infraestructuras SA		142,854	2,513,115
ACS Actividades de Construccion y Servicios SA		51,267	1,900,410
Aena SA		14,764	2,605,353
Amadeus IT Holding SA Class A		94,742	5,108,522
Banco Bilbao Vizcaya Argentaria SA		1,451,311	11,627,355
Banco de Sabadell SA		1,160,262	2,232,000
Banco Popular Espanol SA (a)(b)		723,700	507,682
Banco Santander SA:
(Spain)		3,149,950	20,542,837
(Spain) sponsored ADR (b)		13,383	87,257
Bankia SA		992,007	1,203,781
Bankinter SA		149,130	1,313,062
CaixaBank SA		779,289	3,538,318
Distribuidora Internacional de Alimentacion SA		134,961	803,426
Enagas SA		48,763	1,282,788
Endesa SA		69,651	1,641,466
Ferrovial SA		105,643	2,248,028
Gas Natural SDG SA		76,943	1,739,979
Grifols SA		63,739	1,711,819
Iberdrola SA		1,197,862	8,614,495
Inditex SA		236,337	9,064,529
International Consolidated Airlines Group SA		183,051	1,327,588
MAPFRE SA (Reg.)		227,699	794,696
Red Electrica Corporacion SA		95,060	1,852,637
Repsol YPF SA		244,539	3,871,780
Telefonica SA		984,040	10,883,436
Zardoya Otis SA		42,037	389,681

TOTAL SPAIN			99,406,040

Sweden - 2.0%
Alfa Laval AB (b)		65,000	1,333,420
ASSA ABLOY AB (B Shares)		217,638	4,715,289
Atlas Copco AB:
(A Shares)		145,619	5,445,115
(B Shares)		84,996	2,827,026
Boliden AB		59,987	1,714,824
Electrolux AB (B Shares)		53,060	1,576,111
Getinge AB (B Shares)		43,249	845,224
H&M Hennes & Mauritz AB (B Shares) (b)		206,165	5,104,751
Hexagon AB (B Shares)		56,553	2,462,657
Husqvarna AB (B Shares)		87,970	874,506
ICA Gruppen AB (b)		17,166	586,070
Industrivarden AB (C Shares)		35,099	816,320
Investor AB (B Shares)		98,534	4,504,354
Kinnevik AB (B Shares)		49,781	1,328,647
Lundbergfoeretagen AB		7,966	576,947
Lundin Petroleum AB		40,582	774,775
Nordea Bank AB		658,702	8,106,140
Sandvik AB		232,470	3,732,202
Securitas AB (B Shares)		66,528	1,099,624
Skandinaviska Enskilda Banken AB (A Shares)		330,068	3,801,038
Skanska AB (B Shares)		74,036	1,771,220
SKF AB (B Shares)		87,584	1,924,271
Svenska Cellulosa AB (SCA) (B Shares)		132,208	4,379,419
Svenska Handelsbanken AB (A Shares)		331,713	4,707,566
Swedbank AB (A Shares)		196,568	4,658,262
Swedish Match Co. AB		40,287	1,329,058
Tele2 AB (B Shares)		77,097	776,428
Telefonaktiebolaget LM Ericsson (B Shares)		667,193	4,334,641
TeliaSonera AB		561,589	2,286,420
Volvo AB (B Shares)		336,851	5,510,676

TOTAL SWEDEN			83,903,001

Switzerland - 6.0%
ABB Ltd. (Reg.)		409,052	10,023,519
Actelion Ltd.		21,059	5,621,377
Adecco SA (Reg.)		35,388	2,628,315
Aryzta AG		18,859	612,396
Baloise Holdings AG		10,680	1,566,042
Barry Callebaut AG (a)		469	643,873
Coca-Cola HBC AG		39,151	1,086,173
Compagnie Financiere Richemont SA Series A		113,325	9,469,269
Credit Suisse Group AG		430,760	6,569,505
Credit Suisse Group AG sponsored ADR		421	6,424
Dufry AG (a)		9,758	1,598,547
Ems-Chemie Holding AG		1,803	1,129,820
Galenica AG		835	907,171
Geberit AG (Reg.)		8,073	3,677,069
Givaudan SA		2,007	3,866,753
Julius Baer Group Ltd.		48,530	2,530,679
Kuehne & Nagel International AG		11,614	1,755,523
Lafargeholcim Ltd. (Reg.)		99,081	5,616,250
Lindt & Spruengli AG		22	1,461,729
Lindt & Spruengli AG (participation certificate)		223	1,253,955
Lonza Group AG		12,615	2,580,053
Nestle SA (Reg. S)		675,172	52,002,081
Novartis AG		484,697	37,314,434
Pargesa Holding SA		7,918	591,662
Partners Group Holding AG		3,813	2,305,045
Roche Holding AG (participation certificate)		152,495	39,902,527
Schindler Holding AG:
(participation certificate)		8,982	1,835,217
(Reg.)		4,306	855,141
SGS SA (Reg.)		1,195	2,689,050
Sika AG		467	2,980,352
Sonova Holding AG Class B		11,200	1,655,799
Swatch Group AG (Bearer)		6,718	2,689,226
Swatch Group AG (Bearer) (Reg.)		10,715	831,355
Swiss Life Holding AG		7,007	2,280,268
Swiss Prime Site AG		15,774	1,367,344
Swiss Re Ltd.		70,322	6,120,488
Swisscom AG		5,634	2,457,443
Syngenta AG (Switzerland)		20,084	9,333,710
UBS Group AG		786,422	13,436,356
UBS Group AG		7,544	128,323
Zurich Insurance Group AG		32,660	9,038,278

TOTAL SWITZERLAND			254,418,541

Taiwan - 2.8%
Acer, Inc.		622,060	293,298
Advanced Semiconductor Engineering, Inc.		1,425,886	1,783,972
Advantech Co. Ltd.		69,516	561,225
Asia Cement Corp.		508,785	501,664
Asia Pacific Telecom Co. Ltd. (a)		416,000	133,790
ASUSTeK Computer, Inc.		155,422	1,524,753
AU Optronics Corp.		1,849,000	767,136
Catcher Technology Co. Ltd.		140,000	1,435,992
Cathay Financial Holding Co. Ltd.		1,774,227	2,841,299
Chang Hwa Commercial Bank		1,035,081	599,342
Cheng Shin Rubber Industry Co. Ltd.		432,513	891,558
Chicony Electronics Co. Ltd.		120,563	317,533
China Airlines Ltd.		539,835	167,007
China Development Finance Holding Corp.		2,857,819	786,721
China Life Insurance Co. Ltd.		740,253	688,254
China Steel Corp.		2,596,421	2,078,992
Chinatrust Financial Holding Co. Ltd.		3,825,255	2,385,801
Chunghwa Picture Tubes, Ltd. (a)		551	25
Chunghwa Telecom Co. Ltd.		823,400	2,780,494
Compal Electronics, Inc.		908,394	607,139
Delta Electronics, Inc.		424,383	2,387,093
E.SUN Financial Holdings Co. Ltd.		1,686,155	1,018,176
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)		100,991	10,860
ECLAT Textile Co. Ltd.		41,589	454,792
EVA Airways Corp.		418,931	205,841
Evergreen Marine Corp. (Taiwan) (a)		394,730	173,706
Far Eastern Textile Ltd.		703,032	590,842
Far EasTone Telecommunications Co. Ltd.		356,000	875,188
Feng Tay Enterprise Co. Ltd.		72,760	279,263
First Financial Holding Co. Ltd.		2,037,518	1,240,457
Formosa Chemicals & Fibre Corp.		703,620	2,160,472
Formosa Petrochemical Corp.		252,000	879,661
Formosa Plastics Corp.		900,640	2,702,844
Formosa Taffeta Co. Ltd.		161,000	167,803
Foxconn Technology Co. Ltd.		194,811	593,012
Fubon Financial Holding Co. Ltd.		1,446,487	2,263,800
Giant Manufacturing Co. Ltd.		60,042	362,560
Highwealth Construction Corp.		180,400	303,820
HIWIN Technologies Corp.		43,600	277,702
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,383,742	11,061,566
Hotai Motor Co. Ltd.		53,000	609,387
HTC Corp. (a)		147,057	352,279
Hua Nan Financial Holdings Co. Ltd.		1,563,880	874,485
Innolux Corp.		1,910,819	891,458
Inventec Corp.		563,209	418,358
Largan Precision Co. Ltd.		22,000	3,650,531
Lite-On Technology Corp.		452,053	786,751
MediaTek, Inc.		326,989	2,347,769
Mega Financial Holding Co. Ltd.		2,384,833	1,913,516
Merida Industry Co. Ltd.		48,050	257,556
Micro-Star International Co. Ltd.		150,000	300,268
Nan Ya Plastics Corp.		1,034,980	2,489,596
Nanya Technology Corp.		152,000	242,160
Nien Made Enterprise Co. Ltd.		33,000	333,570
Novatek Microelectronics Corp.		123,000	472,091
OBI Pharma, Inc. (a)		23,000	216,127
Pegatron Corp.		422,652	1,243,218
Phison Electronics Corp.		31,199	293,687
Pou Chen Corp.		477,240	667,154
Powertech Technology, Inc.		145,700	456,533
President Chain Store Corp.		123,000	1,068,309
Quanta Computer, Inc.		577,000	1,193,214
Realtek Semiconductor Corp.		100,744	340,002
Ruentex Development Co. Ltd. (a)		182,984	223,107
Ruentex Industries Ltd.		122,484	196,757
Shin Kong Financial Holding Co. Ltd. (a)		1,769,637	471,349
Siliconware Precision Industries Co. Ltd.		486,000	786,226
Sinopac Holdings Co.		2,149,620	655,775
Standard Foods Corp.		86,713	213,748
Synnex Technology International Corp.		307,920	333,156
TaiMed Biologics, Inc. (a)		35,000	210,188
Taishin Financial Holdings Co. Ltd.		1,828,673	753,300
Taiwan Business Bank		825,381	227,763
Taiwan Cement Corp.		699,110	811,923
Taiwan Cooperative Financial Holding Co. Ltd.		1,634,914	830,359
Taiwan Fertilizer Co. Ltd.		156,000	210,595
Taiwan Mobile Co. Ltd.		352,400	1,300,089
Taiwan Semiconductor Manufacturing Co. Ltd.		5,345,000	34,372,685
TECO Electric & Machinery Co. Ltd.		410,000	405,618
Transcend Information, Inc.		39,000	132,912
Unified-President Enterprises Corp.		1,054,620	1,943,630
United Microelectronics Corp.		2,558,000	1,020,779
Vanguard International Semiconductor Corp.		197,000	375,449
Wistron Corp.		541,928	511,033
WPG Holding Co. Ltd.		324,107	410,187
Yuanta Financial Holding Co. Ltd.		2,022,085	863,081
Yulon Motor Co. Ltd.		184,000	166,205

TOTAL TAIWAN			117,999,386

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		226,300	1,144,581
Airports of Thailand PCL (For. Reg.)		928,000	1,079,538
Bangkok Bank PCL (For. Reg.)		61,400	331,844
Bangkok Dusit Medical Services PCL (For. Reg.)		845,600	496,118
Bangkok Expressway and Metro PCL		1,505,800	313,346
Banpu PCL (For. Reg.)		396,000	219,746
BEC World PCL (For. Reg.)		218,000	117,821
Berli Jucker PCL (For. Reg)		263,500	331,279
BTS Group Holdings PCL		1,254,900	308,285
Bumrungrad Hospital PCL (For. Reg.)		77,300	392,085
C.P. ALL PCL (For. Reg.)		1,072,400	1,890,647
Central Pattana PCL (For. Reg.)		296,100	513,468
Charoen Pokphand Foods PCL (For. Reg.)		577,200	446,246
Delta Electronics PCL (For. Reg.)		109,900	292,220
Electricity Generating PCL (For. Reg.)		27,100	172,312
Energy Absolute PCL		251,200	196,023
Glow Energy PCL (For. Reg.)		114,000	270,173
Home Product Center PCL (For. Reg.)		845,847	237,131
Indorama Ventures PCL (For. Reg.)		314,800	334,361
IRPC PCL (For. Reg.)		2,152,800	348,430
Kasikornbank PCL		26,600	142,225
Kasikornbank PCL (For. Reg.)		351,300	1,878,338
KCE Electronics PCL		65,200	200,688
Krung Thai Bank PCL (For. Reg.)		746,175	427,002
Minor International PCL (For. Reg.)		464,470	500,044
PTT Exploration and Production PCL (For. Reg.)		299,051	840,541
PTT Global Chemical PCL (For. Reg.)		448,386	971,935
PTT PCL (For. Reg.)		215,600	2,423,942
Robinsons Department Store PCL (For. Reg.)		108,300	195,629
Siam Cement PCL (For. Reg.)		86,850	1,340,402
Siam Commercial Bank PCL (For. Reg.)		382,400	1,724,116
Thai Oil PCL (For. Reg.)		174,300	392,931
Thai Union Frozen Products PCL (For. Reg.)		405,000	249,321
TMB PCL (For. Reg.)		2,775,500	182,894
True Corp. PCL (For. Reg.)		2,210,335	418,430

TOTAL THAILAND			21,324,092

Turkey - 0.3%
Akbank T.A.S.		495,320	1,326,171
Anadolu Efes Biracilik Ve Malt Sanayii A/S		43,952	247,728
Arcelik A/S		51,346	342,601
Bim Birlesik Magazalar A/S JSC		45,029	735,915
Coca-Cola Icecek Sanayi A/S		15,431	156,919
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		417,570	346,804
Eregli Demir ve Celik Fabrikalari T.A.S.		299,410	548,757
Ford Otomotiv Sanayi A/S		14,266	158,647
Haci Omer Sabanci Holding A/S		201,729	600,879
Koc Holding A/S		136,489	641,723
Petkim Petrokimya Holding A/S		149,398	206,519
TAV Havalimanlari Holding A/S		33,987	141,614
Tofas Turk Otomobil Fabrikasi A/S		25,388	211,427
Tupras Turkiye Petrol Rafinelleri A/S		26,873	677,130
Turk Hava Yollari AO (a)		111,739	190,638
Turk Sise ve Cam Fabrikalari A/S		145,435	182,615
Turk Telekomunikasyon A/S		121,021	217,377
Turkcell Iletisim Hizmet A/S		186,935	653,124
Turkiye Garanti Bankasi A/S		521,105	1,406,945
Turkiye Halk Bankasi A/S		131,666	436,669
Turkiye Is Bankasi A/S Series C		339,677	670,374
Turkiye Vakiflar Bankasi TAO		158,018	270,040
Ulker Biskuvi Sanayi A/S		31,627	179,685
Yapi ve Kredi Bankasi A/S (a)		200,595	243,406

TOTAL TURKEY			10,793,707

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		414,270	780,492
Aldar Properties PJSC		684,945	399,070
DP World Ltd.		35,733	730,383
Dubai Islamic Bank Pakistan Ltd. (a)		257,614	411,705
Dubai Parks and Resorts PJSC (a)		660,937	173,647
Emaar Malls Group PJSC (a)		412,155	288,385
Emaar Properties PJSC		748,768	1,463,696
Emirates Telecommunications Corp.		382,086	1,815,247
National Bank of Abu Dhabi PJSC (a)		386,294	1,156,884

TOTAL UNITED ARAB EMIRATES			7,219,509

United Kingdom - 11.2%
3i Group PLC		209,260	2,150,651
Aberdeen Asset Management PLC		196,888	711,476
Admiral Group PLC		45,186	1,176,936
Anglo American PLC (United Kingdom) (a)		304,678	4,366,459
Antofagasta PLC		85,033	922,929
Ashtead Group PLC		109,437	2,311,825
Associated British Foods PLC		77,455	2,818,984
AstraZeneca PLC (United Kingdom)		274,627	16,447,255
Auto Trader Group PLC		210,283	1,092,430
Aviva PLC		880,726	5,989,302
Babcock International Group PLC		54,599	635,742
BAE Systems PLC		691,257	5,614,373
Barclays PLC		3,676,863	10,068,749
Barratt Developments PLC		220,908	1,658,066
Berkeley Group Holdings PLC		29,373	1,239,471
BHP Billiton PLC		458,829	6,994,944
BP PLC		4,105,318	23,501,368
British American Tobacco PLC (United Kingdom)		404,434	27,324,924
British Land Co. PLC		209,241	1,779,174
BT Group PLC		1,836,420	7,244,586
Bunzl PLC		73,699	2,298,555
Burberry Group PLC		94,523	1,975,959
Capita Group PLC		143,708	1,034,886
Carnival PLC		41,463	2,555,467
Carphone Warehouse Group PLC		209,197	909,044
Centrica PLC		1,190,356	3,051,121
Cobham PLC		370,703	636,178
Cobham PLC rights 5/4/17 (a)		148,281	109,471
Coca-Cola European Partners PLC		47,718	1,805,238
Compass Group PLC		356,269	7,193,359
Croda International PLC		28,077	1,368,791
Diageo PLC		545,711	15,884,115
Direct Line Insurance Group PLC		293,824	1,328,918
easyJet PLC (a)		33,989	514,183
Fresnillo PLC		47,406	891,532
G4S PLC (United Kingdom)		343,076	1,355,718
GKN PLC		374,548	1,741,076
GlaxoSmithKline PLC		1,058,134	21,297,980
Hammerson PLC		168,830	1,284,678
Hargreaves Lansdown PLC		56,591	1,010,028
Hikma Pharmaceuticals PLC		30,462	764,231
HSBC Holdings PLC (United Kingdom)		4,404,382	36,319,964
IMI PLC		59,106	979,127
Imperial Tobacco Group PLC		208,112	10,194,255
Inmarsat PLC		97,213	1,029,317
InterContinental Hotel Group PLC		40,800	2,164,497
Intertek Group PLC		34,531	1,818,500
Intu Properties PLC		202,882	724,465
Investec PLC		142,351	1,053,692
ITV PLC		793,035	2,156,992
J Sainsbury PLC		348,846	1,244,327
Johnson Matthey PLC		41,440	1,598,921
Kingfisher PLC		488,550	2,161,318
Land Securities Group PLC		174,290	2,496,689
Legal & General Group PLC		1,292,613	4,120,187
Lloyds Banking Group PLC		13,937,433	12,523,157
London Stock Exchange Group PLC		68,705	3,010,421
Marks & Spencer Group PLC		347,280	1,648,956
Mediclinic International PLC (b)		30,331	322,527
Mediclinic International PLC		47,912	505,588
Meggitt PLC		165,679	992,467
Merlin Entertainments PLC		156,619	1,025,422
Mondi PLC		80,733	2,092,353
National Grid PLC		815,979	10,565,513
Next PLC		29,938	1,669,294
Old Mutual PLC		1,070,977	2,691,031
Pearson PLC		171,256	1,412,637
Pearson PLC sponsored ADR		4,952	40,606
Persimmon PLC		67,586	2,039,621
Provident Financial PLC		32,632	1,354,170
Prudential PLC		559,623	12,420,196
Reckitt Benckiser Group PLC		136,768	12,601,468
RELX PLC		235,156	4,769,630
Rio Tinto PLC		268,670	10,599,094
Rolls-Royce Holdings PLC		399,980	4,206,599
Royal Bank of Scotland Group PLC (a)		771,426	2,648,449
Royal Dutch Shell PLC:
Class A (Netherlands)		88,732	2,313,673
Class A (United Kingdom)		887,619	23,050,095
Class B (United Kingdom)		814,545	21,672,581
Royal Mail PLC		191,511	998,381
RSA Insurance Group PLC		223,733	1,727,083
Sage Group PLC		231,273	2,006,950
Schroders PLC		29,466	1,216,298
Scottish & Southern Energy PLC		224,049	4,036,102
Segro PLC		221,367	1,392,573
Severn Trent PLC		51,975	1,565,144
SKY PLC		224,003	2,878,077
Smith & Nephew PLC		191,896	3,152,695
Smiths Group PLC		87,101	1,850,137
St. James's Place Capital PLC		113,225	1,683,531
Standard Chartered PLC (United Kingdom) (a)		712,747	6,657,757
Standard Life PLC		433,042	2,041,028
Tate & Lyle PLC		99,930	979,133
Taylor Wimpey PLC		716,089	1,854,957
Tesco PLC (a)		1,774,972	4,212,391
The Weir Group PLC		46,192	1,191,173
Travis Perkins PLC		52,901	1,103,815
Unilever PLC		278,541	14,330,470
United Utilities Group PLC		149,519	1,885,251
Vodafone Group PLC		5,772,676	14,868,348
Whitbread PLC		40,143	2,097,926
William Hill PLC		189,000	718,467
WM Morrison Supermarkets PLC		485,265	1,507,808
Worldpay Group PLC		391,985	1,523,097

TOTAL UNITED KINGDOM			474,776,563

United States of America - 0.1%
Southern Copper Corp. (b)		17,949	634,856
Yum China Holdings, Inc.		85,581	2,920,024

TOTAL UNITED STATES OF AMERICA			3,554,880

TOTAL COMMON STOCKS
(Cost $3,743,381,658)			4,076,304,487

Nonconvertible Preferred Stocks - 1.5%
Brazil - 0.7%
Ambev SA sponsored ADR		39,361	225,539
Banco Bradesco SA:
(PN)		579,227	6,096,934
(PN) sponsored ADR		23,290	245,714
Brasil Foods SA sponsored ADR (b)		5,717	71,119
Braskem SA (PN-A)		34,400	370,006
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		50,400	363,624
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		34,601	782,162
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)		168,504	471,422
Companhia Paranaense de Energia-Copel (PN-B)		23,400	215,050
Gerdau SA (PN)		199,750	616,736
Itau Unibanco Holding SA		660,174	8,165,729
Itau Unibanco Holding SA sponsored ADR		41,228	507,104
Itausa-Investimentos Itau SA (PN)		862,370	2,687,053
Lojas Americanas SA (PN)		123,137	653,306
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)		801,240	3,526,511
(PN) sponsored (non-vtg.) (a)		35,440	309,391
sponsored ADR (a)(b)		6,520	58,745
Suzano Papel e Celulose SA		87,900	371,368
Telefonica Brasil SA		95,240	1,418,976
Vale SA:
(PN-A)		388,000	3,210,057
(PN-A) sponsored ADR (b)		24,670	202,541

TOTAL BRAZIL			30,569,087

Chile - 0.0%
Embotelladora Andina SA Class B		57,348	237,588
Sociedad Quimica y Minera de Chile SA (PN-B)		21,010	742,837

TOTAL CHILE			980,425

Colombia - 0.0%
Bancolombia SA (PN) (a)		96,084	937,978
Grupo Aval Acciones y Valores SA		767,086	303,758
Grupo de Inversiones Suramerica SA		27,553	352,701

TOTAL COLOMBIA			1,594,437

France - 0.1%
Air Liquide SA (a)		32,925	3,966,691
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		11,958	983,191
Fuchs Petrolub AG		15,535	801,354
Henkel AG & Co. KGaA		38,982	5,307,887
Porsche Automobil Holding SE (Germany)		33,451	1,957,094
Volkswagen AG		40,458	6,414,519

TOTAL GERMANY			15,464,045

India - 0.0%
Vedanta Ltd. (a)		389,636	46,364
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,288,609	920,113
Korea (South) - 0.2%
AMOREPACIFIC Corp.		2,190	365,770
Hyundai Motor Co.		5,760	467,342
Hyundai Motor Co. Series 2		7,467	651,787
LG Chemical Ltd.		2,089	334,211
LG Household & Health Care Ltd.		553	260,069
Samsung Electronics Co. Ltd.		3,905	6,017,462

TOTAL KOREA (SOUTH)			8,096,641

Russia - 0.1%
AK Transneft OAO (a)		340	1,150,877
Surgutneftegas OJSC (a)		1,068,117	572,440

TOTAL RUSSIA			1,723,317

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares)		28,398,580	36,782
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $63,257,585)			63,397,902
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	50,488

U.S. Government and Government Agency Obligations - 0.3%
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.55% to 0.8% 5/25/17 to 7/27/17 (d)
(Cost $9,987,193)		$10,000,000	9,986,558
		Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.85% (e)		127,946,893	$127,972,482
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)		63,700,897	63,707,267
TOTAL MONEY MARKET FUNDS
(Cost $191,676,131)			191,679,749
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $4,008,349,248)			4,341,419,184
NET OTHER ASSETS (LIABILITIES) - (2.3)%			(96,308,823)
NET ASSETS - 100%			$4,245,110,361

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
804 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	73,316,760	$3,283,727
505 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	24,719,750	1,228,546
51 TME S&P/TSX 60 Index Contracts (Canada)	June 2017	6,850,562	62,202
TOTAL FUTURES CONTRACTS			$4,574,475

The face value of futures purchased as a percentage of Net Assets is 2.5%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,116,356.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$316,406
Fidelity Securities Lending Cash Central Fund	350,095
Total	$666,501

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$473,996,359	$333,805,981	$139,284,532	$905,846
Consumer Staples	407,849,974	232,594,148	175,207,554	48,272
Energy	274,496,215	150,193,828	124,302,387	--
Financials	966,063,990	711,642,814	254,421,173	3
Health Care	334,229,596	128,944,009	205,285,587	--
Industrials	496,755,223	387,698,772	107,768,041	1,288,410
Information Technology	416,150,082	272,086,999	144,063,081	2
Materials	325,873,967	262,325,735	63,548,232	--
Real Estate	133,735,184	133,260,559	--	474,625
Telecommunication Services	183,580,418	61,042,740	122,537,678	--
Utilities	126,971,381	98,443,129	28,528,252	--
Corporate Bonds	50,488	--	50,488	--
U.S. Government and Government Agency Obligations	9,986,558	--	9,986,558	--
Money Market Funds	191,679,749	191,679,749	--	--
Total Investments in Securities:	$4,341,419,184	$2,963,718,463	$1,374,983,563	$2,717,158
Derivative Instruments:
Assets
Futures Contracts	$4,574,475	$4,574,475	$--	$--
Total Assets	$4,574,475	$4,574,475	$--	$--
Total Derivative Instruments:	$4,574,475	$4,574,475	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$112,930,099
Level 2 to Level 1	$92,318,674

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,574,475	$0
Total Equity Risk	4,574,475	0
Total Value of Derivatives	$4,574,475	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $61,577,600) — See accompanying schedule: Unaffiliated issuers (cost $3,816,673,117)	$4,149,739,435
Fidelity Central Funds (cost $191,676,131)	191,679,749
Total Investments (cost $4,008,349,248)		$4,341,419,184
Foreign currency held at value (cost $3,264,138)		3,253,743
Receivable for investments sold		742
Dividends receivable		17,154,444
Distributions receivable from Fidelity Central Funds		174,372
Other receivables		1,214
Total assets		4,362,003,699
Liabilities
Payable to custodian bank	$116,765
Payable for investments purchased	216
Payable for fund shares redeemed	52,348,964
Accrued management fee	209,715
Payable for daily variation margin for derivative instruments	27,080
Other payables and accrued expenses	486,735
Collateral on securities loaned	63,703,863
Total liabilities		116,893,338
Net Assets		$4,245,110,361
Net Assets consist of:
Paid in capital		$3,978,511,748
Undistributed net investment income		37,041,921
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(107,428,859)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		336,985,551
Net Assets, for 360,108,494 shares outstanding		$4,245,110,361
Net Asset Value, offering price and redemption price per share ($4,245,110,361 ÷ 360,108,494 shares)		$11.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$54,097,319
Interest		30,578
Income from Fidelity Central Funds		666,501
Income before foreign taxes withheld		54,794,398
Less foreign taxes withheld		(4,956,991)
Total income		49,837,407
Expenses
Management fee	$1,172,907
Independent trustees' fees and expenses	7,673
Interest	1,437
Miscellaneous	6,444
Total expenses before reductions	1,188,461
Expense reductions	(165)	1,188,296
Net investment income (loss)		48,649,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(55,994,870)
Fidelity Central Funds	4,195
Foreign currency transactions	(723,276)
Futures contracts	7,675,282
Total net realized gain (loss)		(49,038,669)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $240,211)	393,845,211
Assets and liabilities in foreign currencies	257,160
Futures contracts	5,202,938
Total change in net unrealized appreciation (depreciation)		399,305,309
Net gain (loss)		350,266,640
Net increase (decrease) in net assets resulting from operations		$398,915,751

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,649,111	$91,849,286
Net realized gain (loss)	(49,038,669)	(11,724,989)
Change in net unrealized appreciation (depreciation)	399,305,309	(20,047,996)
Net increase (decrease) in net assets resulting from operations	398,915,751	60,076,301
Distributions to shareholders from net investment income	(95,231,725)	(75,093,553)
Distributions to shareholders from net realized gain	(2,140,039)	–
Total distributions	(97,371,764)	(75,093,553)
Share transactions
Proceeds from sales of shares	699,706,850	881,647,708
Reinvestment of distributions	97,371,764	75,093,553
Cost of shares redeemed	(491,975,202)	(301,557,947)
Net increase (decrease) in net assets resulting from share transactions	305,103,412	655,183,314
Total increase (decrease) in net assets	606,647,399	640,166,062
Net Assets
Beginning of period	3,638,462,962	2,998,296,900
End of period	$4,245,110,361	$3,638,462,962
Other Information
Undistributed net investment income end of period	$37,041,921	$83,624,535
Shares
Sold	63,436,818	84,643,921
Issued in reinvestment of distributions	9,177,358	7,018,089
Redeemed	(44,876,124)	(28,176,491)
Net increase (decrease)	27,738,052	63,485,519

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.15	$12.16	$12.35	$10.55	$10.24
Income from Investment Operations
Net investment income (loss)A	.14	.30	.31	.39	.31	.31
Net realized and unrealized gain (loss)	.97	(.23)	(.96)	(.33)	1.75	.19
Total from investment operations	1.11	.07	(.65)	.06	2.06	.50
Distributions from net investment income	(.27)	(.27)	(.35)	(.24)	(.25)	(.19)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.02)	–
Total distributions	(.27)B	(.27)	(.36)	(.25)	(.26)C	(.19)
Net asset value, end of period	$11.79	$10.95	$11.15	$12.16	$12.35	$10.55
Total ReturnD,E	10.44%	.71%	(5.53)%	.52%	19.97%	5.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.16%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.06%H	.16%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.06%H	.16%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.49%H	2.84%	2.68%	3.19%	2.73%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$4,245,110	$3,638,463	$2,998,297	$2,478,198	$1,723,870	$1,027,731
Portfolio turnover rateI	7%H	1%	2%	2%	1%	1%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.27 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.018 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$684,676,409
Gross unrealized depreciation	(391,926,280)
Net unrealized appreciation (depreciation) on securities	$292,750,129
Tax cost	$4,048,669,055

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(2,685,793)
No expiration
Short-term	(8,392,778)
Long-term	(39,220,278)
Total no expiration	(47,613,056)
Total capital loss carryforward	$(50,298,849)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $7,675,282 and a change in net unrealized appreciation (depreciation) of $5,202,938 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $411,742,221 and $134,166,181, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,920,875.82%		$1,437

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,444 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $350,095.

9. Expense Reductions.

Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $165.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Actual	.06%	$1,000.00	$1,104.40	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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www.fidelity.com

SGX-SANN-0617
1.899282.107

Fidelity® SAI Emerging Markets Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Korea (South)	14.6%
Cayman Islands	12.3%
Taiwan	11.9%
China	9.9%
India	8.7%
Brazil	7.3%
South Africa	6.3%
Russia	3.6%
Mexico	3.6%
Other*	21.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Korea (South)	13.9%
Taiwan	12.0%
Cayman Islands	11.4%
China	9.9%
India	8.2%
Brazil	8.1%
South Africa	6.4%
Hong Kong	3.9%
Mexico	3.7%
Other*	22.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.2	3.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.9	3.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5	3.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	2.8	2.7
Naspers Ltd. Class N (South Africa, Media)	1.8	1.8
China Construction Bank Corp. (H Shares) (China, Banks)	1.5	1.5
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.4	1.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.1	1.0
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.1	1.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.1	1.1
	22.4

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.9	23.3
Financials	24.6	23.7
Consumer Discretionary	10.1	10.1
Materials	7.2	6.9
Energy	7.1	7.5
Consumer Staples	6.7	7.5
Industrials	5.5	5.4
Telecommunication Services	5.3	5.8
Utilities	2.4	2.7
Real Estate	2.2	2.4

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.0

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Bermuda - 0.8%
Alibaba Health Information Technology Ltd. (a)	1,790,000	$697,282
Alibaba Pictures Group Ltd. (a)	6,170,000	999,466
Beijing Enterprises Water Group Ltd.	2,500,000	1,915,573
Brilliance China Automotive Holdings Ltd.	1,726,000	2,893,549
China Gas Holdings Ltd.	964,000	1,511,992
China Resource Gas Group Ltd.	510,000	1,721,123
Cosco Shipping Ports Ltd.	900,000	985,813
Credicorp Ltd. (United States)	38,504	5,916,525
GOME Electrical Appliances Holdings Ltd.	6,504,000	886,337
Haier Electronics Group Co. Ltd.	718,000	1,667,073
HengTen Networks Group Ltd. (a)	10,864,000	203,918
Kunlun Energy Co. Ltd.	1,784,000	1,612,363
Nine Dragons Paper (Holdings) Ltd.	899,000	970,849

TOTAL BERMUDA		21,981,863

Brazil - 4.2%
AES Tiete Energia SA unit	115,935	492,734
Ambev SA	2,586,898	14,882,172
Banco Bradesco SA	461,500	4,732,700
Banco do Brasil SA	488,005	5,050,634
Banco Santander SA (Brasil) unit	236,900	2,046,533
BB Seguridade Participacoes SA	397,458	3,742,858
BM&F BOVESPA SA	1,173,180	7,026,402
BR Malls Participacoes SA	324,710	1,437,336
Brasil Foods SA	345,869	4,335,826
CCR SA	689,912	3,847,275
Centrais Eletricas Brasileiras SA (Electrobras) (a)	112,700	641,251
Cielo SA	693,231	5,263,580
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	195,500	1,802,834
Companhia Siderurgica Nacional SA (CSN) (a)	348,600	851,168
Cosan SA Industria e Comercio	66,100	772,821
CPFL Energia SA	118,048	966,982
Drogasil SA (a)	131,700	2,798,685
Duratex SA	172,289	484,725
EDP Energias do Brasil SA	171,530	725,235
Embraer SA	380,500	1,841,332
ENGIE Brasil Energia SA	94,096	1,007,944
Equatorial Energia SA	114,000	2,064,826
Fibria Celulose SA	141,900	1,314,365
Hypermarcas SA	199,200	1,886,534
Itausa-Investimentos Itau SA (a)	35,266	109,441
Itausa-Investimentos Itau SA (a)	1,386	4,030
JBS SA	393,100	1,271,920
Klabin SA unit	305,500	1,520,738
Kroton Educacional SA	784,782	3,696,379
Localiza Rent A Car SA	90,800	1,353,110
Lojas Americanas SA	116,480	502,023
Lojas Renner SA	366,491	3,415,448
M. Dias Branco SA	56,100	861,282
Multiplan Empreendimentos Imobiliarios SA	48,273	1,029,625
Natura Cosmeticos SA	97,300	927,309
Odontoprev SA	154,200	556,258
Petroleo Brasileiro SA - Petrobras (ON) (a)	1,505,465	6,811,007
Porto Seguro SA	63,800	577,286
Qualicorp SA	123,900	882,198
Rumo SA (a)	441,700	1,214,865
Sul America SA unit	114,752	607,012
TIM Participacoes SA	475,600	1,537,360
Ultrapar Participacoes SA	205,569	4,560,788
Vale SA	636,871	5,511,837
Vale SA sponsored ADR (b)	62,000	531,960
Weg SA (a)	322,800	1,800,085

TOTAL BRAZIL		109,298,713

Cayman Islands - 12.3%
3SBio, Inc. (a)	560,000	747,305
58.com, Inc. ADR (a)(b)	47,977	1,898,930
AAC Technology Holdings, Inc.	417,933	6,135,999
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	636,288	73,491,264
Anta Sports Products Ltd.	613,000	1,721,965
Baidu.com, Inc. sponsored ADR (a)	154,195	27,790,565
Belle International Holdings Ltd.	3,490,000	2,364,550
Casetek Holdings	67,000	198,409
Chailease Holding Co. Ltd.	591,000	1,503,752
China Conch Venture Holdings Ltd.	747,500	1,489,551
China Huishan Dairy Holdings Co. Ltd.	2,302,000	124,299
China Medical System Holdings Ltd.	721,000	1,245,796
China Mengniu Dairy Co. Ltd.	1,566,000	3,032,000
China Resources Land Ltd.	1,576,812	4,378,710
China State Construction International Holdings Ltd.	1,028,000	1,866,123
Country Garden Holdings Co. Ltd.	3,096,000	2,945,406
Ctrip.com International Ltd. ADR (a)(b)	211,845	10,700,291
ENN Energy Holdings Ltd.	433,043	2,349,395
Evergrande Real Estate Group Ltd. (b)	2,331,000	2,490,324
Fullshare Holdings Ltd. (b)	3,742,500	1,212,481
GCL-Poly Energy Holdings Ltd. (a)(b)	7,049,000	851,859
Geely Automobile Holdings Ltd.	3,025,517	4,084,147
Haitian International Holdings Ltd.	358,000	877,240
Hengan International Group Co. Ltd.	412,500	3,086,452
JD.com, Inc. sponsored ADR (a)	383,308	13,442,612
Kingsoft Corp. Ltd.	426,000	1,215,836
Longfor Properties Co. Ltd.	838,500	1,453,133
NetEase, Inc. ADR	45,113	11,972,539
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	75,976	4,903,491
Semiconductor Manufacturing International Corp. (a)	1,574,400	1,988,862
Shenzhou International Group Holdings Ltd.	311,000	2,047,118
Shimao Property Holdings Ltd.	658,500	1,058,226
SINA Corp.	32,370	2,486,340
Sino Biopharmaceutical Ltd.	2,549,000	2,097,309
SOHO China Ltd.	1,219,500	664,753
Sunac China Holdings Ltd.	1,098,000	1,431,373
Sunny Optical Technology Group Co. Ltd.	405,000	3,332,326
TAL Education Group ADR (a)(b)	24,680	2,939,635
Tencent Holdings Ltd.	3,222,300	100,965,418
Tingyi (Cayman Islands) Holding Corp.	1,078,000	1,384,512
Vipshop Holdings Ltd. ADR (a)	230,764	3,200,697
Want Want China Holdings Ltd.	3,241,418	2,333,649
Weibo Corp. sponsored ADR (a)(b)	17,368	970,176
YY, Inc. ADR (a)	16,590	812,412
Zhen Ding Technology Holding Ltd.	223,000	520,921

TOTAL CAYMAN ISLANDS		317,808,151

Chile - 1.1%
AES Gener SA	1,664,423	625,962
Aguas Andinas SA	1,458,527	826,070
Banco de Chile (a)	13,538,139	1,632,922
Banco de Credito e Inversiones (a)	21,406	1,196,341
Banco Santander Chile	37,812,383	2,232,240
Cencosud SA	820,890	2,336,948
Colbun SA	4,395,613	973,429
Compania Cervecerias Unidas SA	84,825	1,092,257
Compania de Petroleos de Chile SA (COPEC)	260,310	2,901,846
CorpBanca SA (a)	86,464,658	788,074
Empresa Nacional de Electricidad SA	1,812,726	1,388,678
Empresa Nacional de Telecomunicaciones SA (ENTEL)	84,141	1,008,575
Empresas CMPC SA	697,418	1,620,017
Enel Chile SA	11,407,085	1,259,145
Enersis SA	16,430,050	3,262,598
LATAM Airlines Group SA	174,446	2,199,509
S.A.C.I. Falabella	338,559	2,697,697

TOTAL CHILE		28,042,308

China - 9.9%
Agricultural Bank of China Ltd. (H Shares)	13,861,297	6,397,508
Air China Ltd. (H Shares)	1,014,000	898,193
Aluminum Corp. of China Ltd. (H Shares) (a)	2,278,000	1,121,670
Anhui Conch Cement Co. Ltd. (H Shares)	705,500	2,471,588
AviChina Industry & Technology Co. Ltd. (H Shares)	1,173,000	782,669
Bank Communications Co. Ltd.:
rights (a)	9,632	0
(H Shares)	4,964,176	3,822,843
Bank of China Ltd. (H Shares)	44,991,464	21,806,401
Beijing Capital International Airport Co. Ltd. (H Shares)	838,000	1,182,930
BYD Co. Ltd. (H Shares) (b)	367,500	2,166,253
CGN Power Co. Ltd. (H Shares)	6,184,447	1,868,449
China Cinda Asset Management Co. Ltd. (H Shares)	5,084,000	1,934,683
China CITIC Bank Corp. Ltd. (H Shares)	5,086,051	3,223,593
China Coal Energy Co. Ltd. (H Shares) (a)	1,161,000	564,204
China Communications Construction Co. Ltd. (H Shares)	2,515,000	3,459,667
China Communications Services Corp. Ltd. (H Shares)	1,274,000	725,581
China Construction Bank Corp. (H Shares)	47,686,000	38,745,431
China Everbright Bank Co. Ltd. (H Shares)	1,710,000	802,420
China Galaxy Securities Co. Ltd. (H Shares)	1,632,500	1,490,130
China Huarong Asset Management Co. Ltd.	3,435,000	1,448,482
China Life Insurance Co. Ltd. (H Shares)	4,217,747	12,831,503
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,790,000	1,378,454
China Merchants Bank Co. Ltd. (H Shares)	2,211,921	5,744,252
China Minsheng Banking Corp. Ltd. (H Shares)	3,353,051	3,302,033
China National Building Materials Co. Ltd. (H Shares)	1,654,000	1,101,483
China Oilfield Services Ltd. (H Shares)	986,000	910,152
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,495,728	5,528,445
China Petroleum & Chemical Corp. (H Shares)	14,472,704	11,752,613
China Railway Construction Corp. Ltd. (H Shares)	1,126,500	1,575,697
China Railway Group Ltd. (H Shares)	2,277,000	1,932,055
China Shenhua Energy Co. Ltd. (H Shares)	1,929,602	4,500,052
China Southern Airlines Ltd. (H Shares)	1,028,000	684,598
China Telecom Corp. Ltd. (H Shares)	7,913,689	3,866,118
China Vanke Co. Ltd. (H Shares)	746,300	1,893,970
Chongqing Changan Automobile Co. Ltd. (B Shares)	513,900	680,500
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,368,646	941,364
CITIC Securities Co. Ltd. (H Shares)	1,234,500	2,590,143
CRRC Corp. Ltd. (H Shares)	2,365,000	2,307,732
Dongfeng Motor Group Co. Ltd. (H Shares)	1,490,000	1,566,939
Fuyao Glass Industries Group Co. Ltd.	272,400	963,058
GF Securities Co. Ltd. (H Shares)	787,428	1,629,856
Great Wall Motor Co. Ltd. (H Shares)	1,778,000	1,929,242
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,206,000	1,876,053
Guangzhou R&F Properties Co. Ltd. (H Shares)	550,400	926,963
Haitong Securities Co. Ltd. (H Shares)	1,745,600	2,881,524
Huaneng Power International, Inc. (H Shares)	2,440,186	1,684,650
Huaneng Renewables Corp. Ltd. (H Shares)	2,222,000	777,008
Huatai Securities Co. Ltd. (H Shares)	839,200	1,626,969
Industrial & Commercial Bank of China Ltd. (H Shares)	41,759,000	27,272,586
Jiangsu Expressway Co. Ltd. (H Shares)	696,000	1,027,220
Jiangxi Copper Co. Ltd. (H Shares)	684,000	1,067,548
New China Life Insurance Co. Ltd. (H Shares)	442,200	2,185,886
People's Insurance Co. of China Group (H Shares)	4,018,552	1,658,392
PetroChina Co. Ltd. (H Shares)	11,968,790	8,409,050
PICC Property & Casualty Co. Ltd. (H Shares)	2,618,379	4,214,532
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,949,541	16,608,908
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,096,000	798,925
Shanghai Electric Group Co. Ltd. (H Shares) (a)	1,538,000	725,663
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	226,500	854,651
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	475,245	758,016
Shanghai Pharma Holding Co. Ltd. (H Shares)	380,909	1,008,790
Sinopec Engineering Group Co. Ltd. (H Shares)	704,500	688,347
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,894,000	1,059,209
Sinopharm Group Co. Ltd. (H Shares)	682,000	3,060,006
Sinotrans Ltd. (H Shares)	1,113,000	500,813
TravelSky Technology Ltd. (H Shares)	536,000	1,412,639
Tsingtao Brewery Co. Ltd. (H Shares)	202,000	908,933
Weichai Power Co. Ltd. (H Shares)	523,000	848,542
Yanzhou Coal Mining Co. Ltd. (H Shares)	1,026,000	887,718
Zhejiang Expressway Co. Ltd. (H Shares)	780,000	970,694
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	315,827	1,626,164
Zijin Mng Group Co. Ltd. (H Shares)	3,158,000	1,116,496
ZTE Corp. (H Shares)	435,600	840,024

TOTAL CHINA		254,805,873

Colombia - 0.3%
Cementos Argos SA (a)	252,603	1,021,746
Corporacion Financiera Colombiana SA	47,676	457,638
Ecopetrol SA	2,898,540	1,339,910
Grupo de Inversiones Suramerica SA	136,401	1,803,535
Interconexion Electrica SA ESP	228,739	906,559
Inversiones Argos SA (a)	157,879	1,094,742

TOTAL COLOMBIA		6,624,130

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	89,481	1,561,754
Komercni Banka A/S	43,975	1,703,807
MONETA Money Bank A/S	280,360	905,400
Telefonica Czech Rep A/S	39,027	460,754

TOTAL CZECH REPUBLIC		4,631,715

Egypt - 0.1%
Commercial International Bank SAE (a)	587,861	2,377,499
Global Telecom Holding (a)	1,290,372	495,417
Talaat Moustafa Group Holding	457,411	203,744

TOTAL EGYPT		3,076,660

Greece - 0.3%
Alpha Bank AE (a)	780,169	1,657,184
EFG Eurobank Ergasias SA (a)	1,020,679	822,740
Ff Group (a)	16,473	350,627
Greek Organization of Football Prognostics SA	136,928	1,357,317
Hellenic Telecommunications Organization SA	133,794	1,301,474
Jumbo SA	55,905	882,402
National Bank of Greece SA (a)	3,014,478	938,606
Piraeus Bank SA (a)	3,601,470	765,001
Titan Cement Co. SA (Reg.)	26,021	679,989

TOTAL GREECE		8,755,340

Hong Kong - 3.6%
Beijing Enterprises Holdings Ltd.	279,927	1,367,543
China Everbright International Ltd.	1,418,000	1,917,805
China Everbright Ltd.	512,000	1,171,662
China Jinmao Holdings Group Ltd.	2,116,000	685,534
China Merchants Holdings International Co. Ltd.	756,557	2,164,134
China Mobile Ltd.	3,483,071	37,082,943
China Overseas Land and Investment Ltd.	2,179,202	6,331,673
China Power International Development Ltd.	1,857,000	692,345
China Resources Beer Holdings Co. Ltd.	930,144	2,238,559
China Resources Power Holdings Co. Ltd.	1,069,940	1,928,501
China Taiping Insurance Group Ltd. (a)	925,655	2,308,678
China Unicom Ltd.	3,404,814	4,405,911
CITIC Pacific Ltd.	2,496,941	3,621,011
CNOOC Ltd.	10,140,584	11,829,985
CSPC Pharmaceutical Group Ltd.	2,417,963	3,357,267
Far East Horizon Ltd.	1,096,000	1,008,872
Fosun International Ltd.	1,495,254	2,264,502
Guangdong Investment Ltd.	1,605,126	2,484,552
Lenovo Group Ltd.	4,144,000	2,653,149
Shanghai Industrial Holdings Ltd.	279,241	883,134
Sino-Ocean Group Holding Ltd.	1,679,000	820,251
Sun Art Retail Group Ltd.	1,317,000	1,357,915

TOTAL HONG KONG		92,575,926

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	26,784	2,016,847
OTP Bank PLC	136,685	3,844,571
Richter Gedeon PLC	79,829	1,933,011

TOTAL HUNGARY		7,794,429

India - 8.7%
ACC Ltd.	28,550	722,321
Adani Ports & Special Economic Zone Ltd. (a)	461,791	2,353,848
Ambuja Cements Ltd.	345,511	1,321,530
Apollo Hospitals Enterprise Ltd.	41,956	804,826
Ashok Leyland Ltd. (a)	613,554	815,018
Asian Paints Ltd.	164,895	2,873,800
Aurobindo Pharma Ltd.	147,984	1,396,629
Axis Bank Ltd.	950,486	7,534,845
Bajaj Auto Ltd. (a)	46,909	2,089,709
Bajaj Finance Ltd. (a)	89,684	1,780,288
Bajaj Finserv Ltd. (a)	21,226	1,510,698
Bharat Forge Ltd.	56,726	1,010,065
Bharat Heavy Electricals Ltd.	326,701	892,851
Bharat Petroleum Corp. Ltd.	288,271	3,225,057
Bharti Airtel Ltd.	569,867	3,151,154
Bharti Infratel Ltd.	306,406	1,690,499
Bosch Ltd.	4,076	1,457,672
Cadila Healthcare Ltd.	113,260	775,591
Cipla Ltd. (a)	200,821	1,741,292
Coal India Ltd. (a)	375,139	1,614,282
Container Corp. of India Ltd.	24,205	458,517
Dabur India Ltd.	289,194	1,289,880
Divi's Laboratories Ltd. (a)	43,675	426,900
Dr. Reddy's Laboratories Ltd. (a)	59,545	2,417,563
Dr. Reddy's Laboratories Ltd. sponsored ADR (b)	6,000	245,100
Eicher Motors Ltd.	7,598	3,080,801
GAIL India Ltd.	232,798	1,535,149
Glenmark Pharmaceuticals Ltd. (a)	76,790	1,068,956
Godrej Consumer Products Ltd.	68,332	1,852,372
Grasim Industries Ltd. (a)	117,987	2,119,784
Havells India Ltd. (a)	144,281	1,085,979
HCL Technologies Ltd.	321,712	4,073,818
Hero Motocorp Ltd.	27,385	1,413,592
Hindalco Industries Ltd. (a)	696,797	2,160,623
Hindustan Petroleum Corp. Ltd. (a)	224,867	1,875,291
Hindustan Unilever Ltd.	369,033	5,366,735
Housing Development Finance Corp. Ltd.	853,356	20,403,425
ICICI Bank Ltd.	632,034	2,727,068
Idea Cellular Ltd. (a)	694,885	928,999
IDFC Bank Ltd.	761,384	778,675
Indiabulls Housing Finance Ltd.	168,685	2,668,288
Infosys Ltd.	1,026,920	14,682,613
Infosys Ltd. sponsored ADR (b)	16,000	232,960
ITC Ltd.	1,927,338	8,334,111
JSW Steel Ltd. (a)	462,903	1,432,846
Larsen & Toubro Ltd.	180,726	4,918,873
LIC Housing Finance Ltd.	170,526	1,774,224
Lupin Ltd.	127,306	2,650,179
Mahindra & Mahindra Financial Services Ltd.	157,355	825,324
Mahindra & Mahindra Ltd.	213,027	4,425,388
Marico Ltd.	258,928	1,269,468
Maruti Suzuki India Ltd.	60,238	6,113,609
Motherson Sumi Systems Ltd.	231,989	1,447,901
Nestle India Ltd.	12,756	1,328,924
NTPC Ltd.	945,431	2,419,092
Oil & Natural Gas Corp. Ltd.	711,562	2,064,736
Piramal Enterprises Ltd. (a)	42,588	1,653,672
Power Finance Corp. Ltd. (a)	361,421	899,477
Reliance Industries Ltd.	735,672	15,965,307
Shree Cement Ltd.	4,602	1,373,481
Shriram Transport Finance Co. Ltd.	84,987	1,373,025
Siemens India Ltd.	41,131	839,670
State Bank of India	922,567	4,157,937
Sun Pharmaceutical Industries Ltd.	546,465	5,456,575
Tata Consultancy Services Ltd.	268,454	9,491,930
Tata Motors Ltd.	885,290	6,319,172
Tata Motors Ltd. Class A	241,101	1,050,059
Tata Power Co. Ltd.	615,650	807,269
Tata Steel Ltd. (a)	164,420	1,148,945
Tech Mahindra Ltd.	268,517	1,741,455
Titan Co. Ltd.	179,142	1,310,336
Ultratech Cemco Ltd. (a)	50,226	3,319,455
United Spirits Ltd. (a)	36,016	1,050,929
UPL Ltd. (a)	203,066	2,546,300
Vedanta Ltd. (a)	851,324	3,225,073
Wipro Ltd.	348,202	2,677,025
Yes Bank Ltd. (a)	191,794	4,863,465
Zee Entertainment Enterprises Ltd.	320,584	2,627,153

TOTAL INDIA		224,557,448

Indonesia - 2.5%
PT Adaro Energy Tbk	7,917,500	1,054,360
PT AKR Corporindo Tbk	988,700	502,547
PT Astra International Tbk	11,503,659	7,724,342
PT Bank Central Asia Tbk	6,994,370	9,314,282
PT Bank Danamon Indonesia Tbk Series A	1,891,400	689,639
PT Bank Mandiri (Persero) Tbk	5,315,099	4,665,516
PT Bank Negara Indonesia (Persero) Tbk	4,109,500	1,965,493
PT Bank Rakyat Indonesia Tbk	6,305,061	6,102,130
PT Bumi Serpong Damai Tbk	4,604,200	618,315
PT Charoen Pokphand Indonesia Tbk	4,265,200	1,020,781
PT Gudang Garam Tbk	281,000	1,399,835
PT Hanjaya Mandala Sampoerna Tbk	5,183,900	1,485,670
PT Indocement Tunggal Prakarsa Tbk	800,200	1,017,585
PT Indofood CBP Sukses Makmur Tbk	1,272,800	837,934
PT Indofood Sukses Makmur Tbk	2,530,700	1,590,113
PT Jasa Marga Tbk	1,128,197	392,740
PT Kalbe Farma Tbk	11,534,200	1,371,574
PT Lippo Karawaci Tbk	10,717,000	635,189
PT Matahari Department Store Tbk	1,362,900	1,492,861
PT Media Nusantara Citra Tbk	2,458,600	336,630
PT Pakuwon Jati Tbk	13,894,300	651,507
PT Perusahaan Gas Negara Tbk Series B	6,006,600	1,095,059
PT Semen Gresik (Persero) Tbk	1,718,948	1,138,099
PT Summarecon Agung Tbk	5,855,400	597,445
PT Surya Citra Media Tbk	3,358,800	720,697
PT Telkomunikasi Indonesia Tbk Series B	28,614,265	9,439,461
PT Tower Bersama Infrastructure Tbk	1,447,500	635,297
PT Unilever Indonesia Tbk	863,639	2,883,332
PT United Tractors Tbk	960,600	1,938,641
PT Waskita Karya Persero Tbk	2,827,900	507,066
PT XL Axiata Tbk (a)	2,064,650	497,226

TOTAL INDONESIA		64,321,366

Isle of Man - 0.1%
New Europe Property Investments PLC	138,785	1,521,326
Korea (South) - 13.8%
AMOREPACIFIC Corp.	18,336	4,706,498
AMOREPACIFIC Group, Inc.	15,859	1,833,209
BGFretail Co. Ltd.	11,359	1,093,364
BS Financial Group, Inc.	151,038	1,269,272
Celltrion, Inc.	45,337	3,570,847
Cheil Industries, Inc.	43,062	4,674,892
Cheil Worldwide, Inc.	39,411	639,182
CJ CheilJedang Corp.	4,551	1,364,180
CJ Corp.	8,019	1,318,172
CJ E&M Corp.	10,556	746,974
Coway Co. Ltd.	30,499	2,694,400
Daelim Industrial Co.	16,169	1,141,324
Daewoo Engineering & Construction Co. Ltd. (a)	68,832	441,091
DGB Financial Group Co. Ltd.	93,181	954,253
Dong Suh Companies, Inc. (a)	20,460	554,844
Dongbu Insurance Co. Ltd.	27,315	1,632,753
Doosan Heavy Industries & Construction Co. Ltd.	27,741	566,964
E-Mart Co. Ltd.	11,117	2,247,635
GS Engineering & Construction Corp. (a)	27,404	753,995
GS Holdings Corp.	29,116	1,517,738
GS Retail Co. Ltd.	15,358	716,869
Hana Financial Group, Inc.	168,171	5,794,922
Hankook Tire Co. Ltd.	41,195	2,132,899
Hanmi Pharm Co. Ltd.	3,083	836,063
Hanmi Science Co. Ltd.	6,138	327,511
Hanon Systems	103,927	772,875
Hanssem Co. Ltd.	5,836	1,128,622
Hanwha Chemical Corp.	60,554	1,338,725
Hanwha Corp.	25,046	879,560
Hanwha Life Insurance Co. Ltd.	123,225	666,169
Hanwha Techwin Co. Ltd.	20,624	942,729
Hotel Shilla Co.	18,377	820,633
Hyosung Corp.	11,986	1,517,215
Hyundai Department Store Co. Ltd.	8,523	809,146
Hyundai Engineering & Construction Co. Ltd.	41,340	1,764,291
Hyundai Fire & Marine Insurance Co. Ltd.	35,748	1,153,263
Hyundai Glovis Co. Ltd.	10,583	1,348,923
Hyundai Heavy Industries Co. Ltd. (a)	22,714	3,294,488
Hyundai Industrial Development & Construction Co.	32,432	1,274,359
Hyundai Mobis	38,713	7,554,752
Hyundai Motor Co.	87,488	11,074,430
Hyundai Steel Co.	44,765	2,160,336
Hyundai Wia Corp.	9,402	536,383
Industrial Bank of Korea	141,943	1,559,676
Kakao Corp.	16,764	1,332,160
Kangwon Land, Inc.	67,176	2,134,680
KB Financial Group, Inc.	225,315	9,906,882
KCC Corp.	3,414	1,021,859
KEPCO Plant Service & Engineering Co. Ltd.	12,993	655,589
Kia Motors Corp.	150,263	4,603,257
Korea Aerospace Industries Ltd.	38,852	2,178,936
Korea Electric Power Corp.	145,918	5,817,864
Korea Express Co. Ltd. (a)	4,036	590,712
Korea Gas Corp.	15,618	639,767
Korea Investment Holdings Co. Ltd.	21,528	970,804
Korea Zinc Co. Ltd.	4,859	1,817,427
Korean Air Lines Co. Ltd. (a)	25,639	690,784
KT Corp.	1,898	53,716
KT&G Corp.	66,192	5,905,844
Kumho Petro Chemical Co. Ltd. (a)	10,224	683,937
LG Chemical Ltd.	25,883	6,234,126
LG Corp.	53,057	3,152,825
LG Display Co. Ltd.	132,284	3,409,610
LG Electronics, Inc.	60,594	3,680,595
LG Household & Health Care Ltd.	5,349	4,071,936
LG Innotek Co. Ltd.	7,844	906,721
LG Telecom Ltd.	62,659	795,906
Lotte Chemical Corp.	8,788	2,641,962
Lotte Chilsung Beverage Co. Ltd.	364	536,593
Lotte Confectionery Co. Ltd.	3,322	598,637
Lotte Shopping Co. Ltd.	6,318	1,457,872
Mirae Asset Daewoo Co. Ltd.	210,237	1,648,483
NAVER Corp.	15,897	11,179,325
NCSOFT Corp.	9,963	3,152,848
Oci Co. Ltd.	9,255	641,895
Orion Corp.	1,986	1,180,148
Ottogi Corp.	664	430,176
POSCO	42,082	9,937,469
Posco Daewoo Corp.	25,112	529,789
S-Oil Corp.	25,659	2,248,771
S1 Corp.	10,393	891,664
Samsung Biologics Co. Ltd.	9,169	1,410,491
Samsung Card Co. Ltd.	19,847	696,111
Samsung Electro-Mechanics Co. Ltd.	31,327	2,013,013
Samsung Electronics Co. Ltd.	55,564	108,969,116
Samsung Fire & Marine Insurance Co. Ltd.	18,823	4,434,392
Samsung Heavy Industries Co. Ltd.	139,954	1,328,677
Samsung Life Insurance Co. Ltd. (a)	39,727	3,823,933
Samsung SDI Co. Ltd.	31,289	3,781,854
Samsung SDS Co. Ltd.	19,811	2,394,526
Samsung Securities Co. Ltd.	38,790	1,179,794
Shinhan Financial Group Co. Ltd.	242,090	10,110,267
Shinsegae Co. Ltd.	4,369	785,391
SK C&C Co. Ltd.	25,973	5,536,614
SK Energy Co. Ltd.	36,798	5,531,345
SK Hynix, Inc.	330,228	15,675,380
SK Networks Co. Ltd.	68,356	481,304
SK Telecom Co. Ltd.	11,303	2,386,530
Woori Bank	169,930	2,233,169
Woori Investment & Securities Co. Ltd.	77,766	902,348
Yuhan Corp.	4,548	927,511

TOTAL KOREA (SOUTH)		357,059,761

Malaysia - 2.4%
AirAsia Bhd	817,900	631,183
Alliance Financial Group Bhd	550,900	524,123
AMMB Holdings Bhd	1,039,400	1,312,120
Astro Malaysia Holdings Bhd	854,624	531,556
Axiata Group Bhd	1,480,608	1,756,538
Berjaya Sports Toto Bhd	332,500	215,233
British American Tobacco (Malaysia) Bhd	81,300	851,019
Bumiputra-Commerce Holdings Bhd	1,782,120	2,356,454
Dialog Group Bhd	1,864,465	837,527
DiGi.com Bhd	2,015,400	2,386,352
Felda Global Ventures Holdings Bhd	628,300	308,288
Gamuda Bhd	977,200	1,186,327
Genting Bhd	1,292,000	2,928,652
Genting Malaysia Bhd	1,697,740	2,295,723
Genting Plantations Bhd	116,900	307,532
Hap Seng Consolidated Bhd	372,400	760,928
Hartalega Holdings Bhd	394,500	445,301
Hong Leong Bank Bhd	373,000	1,185,764
Hong Leong Credit Bhd	139,700	543,224
IHH Healthcare Bhd	1,882,287	2,679,690
IJM Corp. Bhd	1,567,500	1,263,822
IOI Corp. Bhd	1,323,600	1,399,522
IOI Properties Group Bhd	1,326,025	632,313
Kuala Lumpur Kepong Bhd	247,400	1,397,431
Lafarge Malaysia Bhd	167,500	243,861
Malayan Banking Bhd	2,022,527	4,463,444
Malaysia Airports Holdings Bhd	456,900	799,917
Maxis Bhd	1,082,500	1,590,958
MISC Bhd	628,100	1,060,579
Petronas Chemicals Group Bhd	1,330,500	2,237,422
Petronas Dagangan Bhd	120,126	665,799
Petronas Gas Bhd	383,500	1,632,592
PPB Group Bhd	257,800	1,003,644
Public Bank Bhd	1,534,557	7,055,922
RHB Capital Bhd	439,960	557,425
RHB Capital Bhd	141,500	0
SapuraKencana Petroleum Bhd	2,106,800	970,652
Sime Darby Bhd	1,325,049	2,847,894
Telekom Malaysia Bhd	626,300	932,020
Tenaga Nasional Bhd	1,925,172	6,182,193
UMW Holdings Bhd (a)	230,000	328,496
Westports Holdings Bhd	619,700	571,021
YTL Corp. Bhd	2,409,800	816,035
YTL Power International Bhd	996,500	346,629

TOTAL MALAYSIA		63,043,125

Malta - 0.0%
Brait SA	187,623	1,197,867
Mexico - 3.6%
Alfa SA de CV Series A (a)	1,611,500	2,214,553
America Movil S.A.B. de CV Series L	18,808,847	14,457,392
CEMEX S.A.B. de CV unit	7,964,890	7,328,025
Coca-Cola FEMSA S.A.B. de CV Series L	275,569	2,002,807
Compartamos S.A.B. de CV	553,800	928,430
El Puerto de Liverpool S.A.B. de CV Class C	106,610	822,458
Embotelladoras Arca S.A.B. de CV	230,200	1,698,138
Fibra Uno Administracion SA de CV	1,455,383	2,541,958
Fomento Economico Mexicano S.A.B. de CV unit	1,041,891	9,376,064
Gruma S.A.B. de CV Series B	123,405	1,647,869
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	204,427	2,102,340
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	118,580	2,250,124
Grupo Bimbo S.A.B. de CV Series A	939,070	2,298,633
Grupo Carso SA de CV Series A1	311,500	1,431,805
Grupo Financiero Banorte S.A.B. de CV Series O	1,415,781	8,193,747
Grupo Financiero Inbursa S.A.B. de CV Series O	1,323,700	2,235,318
Grupo Financiero Santander Mexico S.A.B. de CV	1,038,600	1,886,834
Grupo Lala S.A.B. de CV	354,300	642,154
Grupo Mexico SA de CV Series B	2,166,754	6,372,992
Grupo Televisa SA de CV	1,388,493	6,736,222
Industrias Penoles SA de CV	79,355	1,931,262
Infraestructura Energetica Nova S.A.B. de CV	308,300	1,440,188
Kimberly-Clark de Mexico SA de CV Series A	870,227	1,857,384
Mexichem S.A.B. de CV	597,420	1,635,941
OHL Mexico S.A.B. de CV	429,600	527,608
Promotora y Operadora de Infraestructura S.A.B. de CV	151,890	1,620,623
Wal-Mart de Mexico SA de CV Series V (a)	2,968,256	6,701,153

TOTAL MEXICO		92,882,022

Netherlands - 0.3%
Steinhoff International Holdings NV (South Africa)	1,689,245	8,608,181
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	106,131	1,274,633
Philippines - 1.2%
Aboitiz Equity Ventures, Inc.	1,153,640	1,766,638
Aboitiz Power Corp.	844,855	715,957
Alliance Global Group, Inc.	1,007,500	297,319
Ayala Corp.	142,291	2,458,454
Ayala Land, Inc.	4,200,543	2,956,625
Bank of the Philippine Islands (BPI)	385,760	806,110
BDO Unibank, Inc.	1,093,651	2,614,653
DMCI Holdings, Inc.	2,182,600	559,669
Globe Telecom, Inc.	18,690	774,410
GT Capital Holdings, Inc.	45,295	1,137,986
International Container Terminal Services, Inc.	278,730	494,641
JG Summit Holdings, Inc.	1,597,230	2,681,610
Jollibee Food Corp.	233,033	975,782
Megaworld Corp.	6,586,100	533,176
Metro Pacific Investments Corp.	8,312,900	1,090,673
Metropolitan Bank & Trust Co.	373,960	630,083
Philippine Long Distance Telephone Co.	55,830	1,970,412
PNOC Energy Development Corp.	5,136,300	617,567
Robinsons Land Corp.	972,100	497,181
Security Bank Corp.	62,830	267,098
SM Investments Corp.	138,485	2,010,251
SM Prime Holdings, Inc.	4,624,000	2,747,579
Universal Robina Corp. (a)	485,748	1,665,925

TOTAL PHILIPPINES		30,269,799

Poland - 1.3%
Alior Bank SA (a)	49,254	947,065
Bank Handlowy w Warszawie SA	16,070	310,488
Bank Millennium SA (a)	350,116	624,562
Bank Polska Kasa Opieki SA	91,302	3,308,026
Bank Zachodni WBK SA	19,180	1,761,166
BRE Bank SA (a)	7,879	879,461
Cyfrowy Polsat SA (a)	107,060	670,367
Eurocash SA	37,656	333,926
Grupa Lotos SA (a)	52,129	812,869
Jastrzebska Spolka Weglowa SA (a)	29,533	596,111
KGHM Polska Miedz SA (Bearer)	77,968	2,474,186
LPP SA	708	1,266,632
NG2 SA	15,265	883,034
Polish Oil & Gas Co. SA	1,021,350	1,742,972
Polska Grupa Energetyczna SA	463,402	1,377,352
Polski Koncern Naftowy Orlen SA	182,726	5,464,069
Powszechna Kasa Oszczednosci Bank SA	501,045	4,558,125
Powszechny Zaklad Ubezpieczen SA	322,021	3,552,923
Synthos SA	326,910	454,229
Tauron Polska Energia SA (a)	580,010	491,914
Telekomunikacja Polska SA	373,433	445,709
Zaklady Azotowe w Tarnowie-Moscicach SA	24,680	435,297

TOTAL POLAND		33,390,483

Qatar - 0.8%
Barwa Real Estate Co. (a)	57,379	535,766
Doha Bank (a)	83,113	714,425
Doha Bank rights 5/9/17 (a)	12,462	21,561
Ezdan Holding Group (a)	438,351	1,841,862
Industries Qatar QSC (a)	84,909	2,432,101
Masraf al Rayan (a)	210,917	2,424,100
Qatar Electricity & Water Co. (a)	14,903	851,296
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	147,871	808,127
Qatar Insurance Co. SAQ	74,517	1,452,972
Qatar Islamic Bank (a)	33,292	923,432
Qatar National Bank SAQ	131,508	5,193,434
Qatar Telecom (Qtel) Q.S.C. (a)	44,376	1,264,996
The Commercial Bank of Qatar (a)	114,769	943,985

TOTAL QATAR		19,408,057

Russia - 3.4%
Alrosa Co. Ltd. (a)	1,475,912	2,543,561
Gazprom OAO (a)	2,449,093	5,883,286
Gazprom OAO sponsored ADR (Reg. S)	1,799,956	8,549,791
Inter Rao Ues JSC (a)	17,249,269	1,227,140
Lukoil PJSC	112,735	5,586,113
Lukoil PJSC sponsored ADR	128,658	6,389,800
Magnit OJSC GDR (Reg. S)	174,470	6,097,727
MMC Norilsk Nickel PJSC (a)	10,347	1,589,798
MMC Norilsk Nickel PJSC sponsored ADR	212,418	3,268,051
Mobile TeleSystems OJSC sponsored ADR	285,177	2,943,027
Moscow Exchange MICEX-RTS OAO (a)	753,452	1,522,687
NOVATEK OAO	39,735	485,374
NOVATEK OAO GDR (Reg. S)	47,845	5,798,814
PhosAgro OJSC GDR (Reg. S)	52,990	781,603
Rosneft Oil Co. OJSC	275,232	1,533,801
Rosneft Oil Co. OJSC GDR (Reg. S)	388,106	2,148,167
Rostelecom PJSC (a)	188,362	246,501
Rostelecom PJSC sponsored ADR	51,431	404,248
RusHydro PJSC (a)	22,243,753	349,703
RusHydro PJSC ADR	416,625	635,353
Sberbank of Russia	2,862,176	8,313,356
Sberbank of Russia sponsored ADR	814,658	9,686,284
Severstal PAO	41,406	564,408
Severstal PAO GDR (Reg. S)	73,598	1,006,821
Sistema JSFC sponsored GDR	90,325	759,633
Surgutneftegas OJSC (a)	3,626,312	1,777,843
Surgutneftegas OJSC sponsored ADR	49,000	239,904
Tatneft PAO (a)	347,214	2,299,360
Tatneft PAO sponsored ADR	76,366	2,988,965
VTB Bank OJSC (a)	1,217,470,713	1,426,651
VTB Bank OJSC sponsored GDR (Reg. S)	864,457	1,997,760

TOTAL RUSSIA		89,045,530

South Africa - 6.3%
Anglo American Platinum Ltd. (a)	30,849	761,913
AngloGold Ashanti Ltd.	232,156	2,658,634
Aspen Pharmacare Holdings Ltd.	207,837	4,311,563
Barclays Africa Group Ltd.	241,603	2,657,610
Bidcorp Ltd.	190,581	4,037,871
Bidvest Group Ltd.	182,402	2,177,154
Capitec Bank Holdings Ltd.	22,986	1,311,589
Coronation Fund Managers Ltd.	134,668	638,788
Discovery Ltd.	197,826	1,980,666
Exxaro Resources Ltd.	102,527	873,690
FirstRand Ltd.	1,910,115	7,125,188
Fortress Income Fund Ltd.:
Class A	545,419	715,457
Class B	432,565	1,085,964
Foschini Ltd.	115,968	1,385,151
Gold Fields Ltd. (a)	468,498	1,535,508
Growthpoint Properties Ltd.	1,187,348	2,276,296
Hyprop Investments Ltd.	147,652	1,363,851
Impala Platinum Holdings Ltd. (a)	349,993	1,123,059
Imperial Holdings Ltd.	83,305	1,053,425
Investec Ltd.	136,752	1,024,841
Liberty Holdings Ltd.	69,222	556,832
Life Healthcare Group Holdings Ltd.	729,290	1,567,861
Massmart Holdings Ltd.	61,618	595,858
MMI Holdings Ltd.	595,296	1,038,357
Mondi Ltd.	67,362	1,747,745
Mr Price Group Ltd.	133,754	1,572,370
MTN Group Ltd.	963,104	9,116,652
Naspers Ltd. Class N	248,366	47,227,171
Nedbank Group Ltd.	110,633	1,866,408
Netcare Ltd.	550,184	1,091,414
Pick 'n Pay Stores Ltd.	214,955	1,021,393
Pioneer Foods Ltd.	69,750	860,461
PSG Group Ltd.	52,852	1,000,782
Rand Merchant Insurance Holdings Ltd.	372,939	1,170,689
Redefine Properties Ltd.	2,781,448	2,289,472
Remgro Ltd.	300,432	4,987,211
Resilient Property Income Fund Ltd.	164,178	1,431,486
RMB Holdings Ltd.	392,255	1,800,462
Sanlam Ltd.	799,553	4,241,348
Sappi Ltd.	308,004	2,288,639
Sasol Ltd.	313,891	9,619,144
Shoprite Holdings Ltd.	244,941	3,845,374
Sibanye Gold Ltd.	422,643	849,278
Spar Group Ltd.	111,859	1,508,166
Standard Bank Group Ltd.	734,742	8,156,866
Telkom SA Ltd.	142,624	798,086
Tiger Brands Ltd.	93,277	2,819,511
Truworths International Ltd.	253,550	1,641,731
Tsogo Sun Holdings Ltd.	208,901	393,143
Vodacom Group Ltd.	213,631	2,417,221
Woolworths Holdings Ltd.	567,446	3,078,465

TOTAL SOUTH AFRICA		162,697,814

Taiwan - 11.9%
Acer, Inc.	1,626,000	766,651
Advanced Semiconductor Engineering, Inc.	3,726,184	4,661,948
Advantech Co. Ltd.	180,000	1,453,198
Asia Cement Corp.	1,367,000	1,347,868
Asia Pacific Telecom Co. Ltd. (a)	1,232,000	396,223
ASUSTeK Computer, Inc.	402,502	3,948,709
AU Optronics Corp.	4,950,000	2,053,717
Catcher Technology Co. Ltd.	372,095	3,816,612
Cathay Financial Holding Co. Ltd.	4,627,033	7,409,867
Chang Hwa Commercial Bank	2,816,220	1,630,674
Cheng Shin Rubber Industry Co. Ltd.	1,119,000	2,306,644
Chicony Electronics Co. Ltd.	302,457	796,598
China Airlines Ltd.	1,438,000	444,870
China Development Finance Holding Corp.	7,435,000	2,046,759
China Life Insurance Co. Ltd.	1,977,640	1,838,722
China Steel Corp.	6,764,289	5,416,266
Chinatrust Financial Holding Co. Ltd.	9,934,778	6,196,293
Chunghwa Telecom Co. Ltd.	2,152,129	7,267,405
Compal Electronics, Inc.	2,319,000	1,549,939
Delta Electronics, Inc.	1,105,717	6,219,498
E.SUN Financial Holdings Co. Ltd.	4,409,500	2,662,653
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)	264,105	28,400
ECLAT Textile Co. Ltd.	103,068	1,127,088
EVA Airways Corp.	1,187,350	583,402
Evergreen Marine Corp. (Taiwan) (a)	1,070,000	470,867
Far Eastern Textile Ltd.	1,832,000	1,539,649
Far EasTone Telecommunications Co. Ltd.	892,348	2,193,742
Feng Tay Enterprise Co. Ltd.	191,720	735,848
First Financial Holding Co. Ltd.	5,409,555	3,293,380
Formosa Chemicals & Fibre Corp.	1,831,149	5,622,560
Formosa Petrochemical Corp.	652,347	2,277,160
Formosa Plastics Corp.	2,350,085	7,052,666
Formosa Taffeta Co. Ltd.	474,000	494,028
Foxconn Technology Co. Ltd.	530,710	1,615,502
Fubon Financial Holding Co. Ltd.	3,771,846	5,903,064
Giant Manufacturing Co. Ltd.	162,000	978,229
Highwealth Construction Corp.	455,000	766,287
HIWIN Technologies Corp.	117,100	745,848
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,835,082	28,882,179
Hotai Motor Co. Ltd.	143,000	1,644,195
HTC Corp. (a)	355,000	850,412
Hua Nan Financial Holdings Co. Ltd.	4,099,348	2,292,260
Innolux Corp.	5,103,000	2,380,713
Inventec Corp.	1,466,000	1,088,962
Largan Precision Co. Ltd.	56,451	9,367,097
Lite-On Technology Corp.	1,211,044	2,107,697
MediaTek, Inc.	854,615	6,136,103
Mega Financial Holding Co. Ltd.	6,172,289	4,952,454
Merida Industry Co. Ltd.	120,000	643,219
Micro-Star International Co. Ltd.	364,000	728,650
Nan Ya Plastics Corp.	2,699,358	6,493,178
Nanya Technology Corp.	389,000	619,738
Nien Made Enterprise Co. Ltd.	82,000	828,872
Novatek Microelectronics Corp.	334,000	1,281,938
OBI Pharma, Inc. (a)	62,000	582,603
Pegatron Corp.	1,099,000	3,232,674
Phison Electronics Corp.	84,000	790,722
Pou Chen Corp.	1,274,391	1,781,525
Powertech Technology, Inc.	382,981	1,200,023
President Chain Store Corp.	321,000	2,788,026
Quanta Computer, Inc.	1,543,000	3,190,865
Realtek Semiconductor Corp.	248,000	836,978
Ruentex Development Co. Ltd. (a)	470,000	573,057
Ruentex Industries Ltd.	326,000	523,684
Shin Kong Financial Holding Co. Ltd. (a)	4,501,000	1,198,857
Siliconware Precision Industries Co. Ltd.	1,211,000	1,959,094
Sinopac Holdings Co.	5,755,335	1,755,755
Standard Foods Corp.	217,670	536,559
Synnex Technology International Corp.	782,700	846,848
TaiMed Biologics, Inc. (a)	91,000	546,488
Taishin Financial Holdings Co. Ltd.	4,743,044	1,953,840
Taiwan Business Bank	2,255,050	622,278
Taiwan Cement Corp.	1,902,319	2,209,291
Taiwan Cooperative Financial Holding Co. Ltd.	4,277,450	2,172,480
Taiwan Fertilizer Co. Ltd.	459,000	619,634
Taiwan Mobile Co. Ltd.	918,000	3,386,725
Taiwan Semiconductor Manufacturing Co. Ltd.	13,958,740	89,766,020
TECO Electric & Machinery Co. Ltd.	1,057,705	1,046,401
Transcend Information, Inc.	95,000	323,760
Unified-President Enterprises Corp.	2,747,332	5,063,243
United Microelectronics Corp.	6,843,000	2,730,723
Vanguard International Semiconductor Corp.	487,000	928,141
Wistron Corp.	1,410,687	1,330,264
WPG Holding Co. Ltd.	808,000	1,022,599
Yuanta Financial Holding Co. Ltd.	5,478,284	2,338,281
Yulon Motor Co. Ltd.	479,000	432,674

TOTAL TAIWAN		308,246,613

Thailand - 2.2%
Advanced Info Service PCL	18,400	93,064
Advanced Info Service PCL (For. Reg.)	574,400	2,905,202
Airports of Thailand PCL	63,100	73,404
Airports of Thailand PCL (For. Reg.)	2,369,100	2,755,962
Bangkok Bank PCL (For. Reg.)	141,500	764,754
Bangkok Dusit Medical Services PCL (For. Reg.)	2,222,900	1,304,187
Bangkok Expressway and Metro PCL	3,996,000	831,538
Banpu PCL (For. Reg.)	1,045,800	580,328
BEC World PCL (For. Reg.)	482,700	260,881
Berli Jucker PCL (For. Reg)	678,700	853,279
BTS Group Holdings PCL	3,491,800	857,812
Bumrungrad Hospital PCL (For. Reg.)	192,700	977,423
C.P. ALL PCL	95,200	167,838
C.P. ALL PCL (For. Reg.)	2,704,300	4,767,697
Central Pattana PCL	41,000	71,098
Central Pattana PCL (For. Reg.)	714,100	1,238,324
Charoen Pokphand Foods PCL	100,800	77,931
Charoen Pokphand Foods PCL (For. Reg.)	1,448,700	1,120,021
Delta Electronics PCL (For. Reg.)	295,700	786,254
Electricity Generating PCL	12,600	80,116
Electricity Generating PCL (For. Reg.)	64,900	412,659
Energy Absolute PCL	620,500	484,205
Glow Energy PCL (For. Reg.)	281,000	665,954
Home Product Center PCL (For. Reg.)	2,335,900	654,862
Indorama Ventures PCL (For. Reg.)	820,400	871,379
IRPC PCL (For. Reg.)	5,549,500	898,185
Kasikornbank PCL	188,900	1,010,014
Kasikornbank PCL (For. Reg.)	827,700	4,425,564
KCE Electronics PCL	158,600	488,176
Krung Thai Bank PCL (For. Reg.)	1,869,000	1,069,543
Minor International PCL	81,500	87,742
Minor International PCL (For. Reg.)	1,150,700	1,238,832
PTT Exploration and Production PCL	43,600	122,546
PTT Exploration and Production PCL (For. Reg.)	747,400	2,100,712
PTT Global Chemical PCL	64,500	139,812
PTT Global Chemical PCL (For. Reg.)	1,116,100	2,419,292
PTT PCL	21,600	242,844
PTT PCL (For. Reg.)	545,400	6,131,809
Robinsons Department Store PCL (For. Reg.)	274,100	495,123
Siam Cement PCL (For. Reg.)	231,700	3,575,948
Siam Commercial Bank PCL	26,700	120,382
Siam Commercial Bank PCL (For. Reg.)	971,300	4,379,272
Thai Oil PCL (For. Reg.)	438,400	988,301
Thai Union Frozen Products PCL (For. Reg.)	1,110,100	683,385
TMB PCL (For. Reg.)	7,328,900	482,945
True Corp. PCL (For. Reg.)	5,582,237	1,056,753

TOTAL THAILAND		55,813,352

Turkey - 1.1%
Akbank T.A.S.	1,263,342	3,382,475
Anadolu Efes Biracilik Ve Malt Sanayii A/S	132,842	748,743
Arcelik A/S	127,056	847,767
Bim Birlesik Magazalar A/S JSC	121,919	1,992,539
Coca-Cola Icecek Sanayi A/S	37,486	381,197
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,031,557	856,739
Eregli Demir ve Celik Fabrikalari T.A.S.	778,264	1,426,399
Ford Otomotiv Sanayi A/S	34,398	382,528
Haci Omer Sabanci Holding A/S	511,789	1,524,438
Koc Holding A/S	361,653	1,700,363
Petkim Petrokimya Holding A/S	374,456	517,625
TAV Havalimanlari Holding A/S	80,342	334,763
Tofas Turk Otomobil Fabrikasi A/S	70,739	589,102
Tupras Turkiye Petrol Rafinelleri A/S	72,674	1,831,198
Turk Hava Yollari AO (a)	333,082	568,273
Turk Sise ve Cam Fabrikalari A/S	442,022	555,024
Turk Telekomunikasyon A/S	278,642	500,496
Turkcell Iletisim Hizmet A/S	492,088	1,719,284
Turkiye Garanti Bankasi A/S	1,326,203	3,580,649
Turkiye Halk Bankasi A/S	360,329	1,195,027
Turkiye Is Bankasi A/S Series C	886,337	1,749,243
Turkiye Vakiflar Bankasi TAO	435,062	743,486
Ulker Biskuvi Sanayi A/S	85,916	488,122
Yapi ve Kredi Bankasi A/S (a)	490,540	595,230

TOTAL TURKEY		28,210,710

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	1,111,548	2,094,177
Aldar Properties PJSC	1,797,661	1,047,371
DP World Ltd.	94,217	1,925,795
Dubai Islamic Bank Pakistan Ltd. (a)	678,894	1,084,974
Dubai Parks and Resorts PJSC (a)	1,745,850	458,684
Emaar Malls Group PJSC (a)	1,240,115	867,709
Emaar Properties PJSC	1,984,347	3,879,012
Emirates Telecommunications Corp.	957,112	4,547,129
National Bank of Abu Dhabi PJSC (a)	811,411	2,430,036

TOTAL UNITED ARAB EMIRATES		18,334,887

United Kingdom - 0.0%
Mediclinic International PLC	1	11
United States of America - 0.3%
Southern Copper Corp. (b)	49,215	1,740,735
Yum China Holdings, Inc.	206,469	7,044,722

TOTAL UNITED STATES OF AMERICA		8,785,457

TOTAL COMMON STOCKS
(Cost $2,113,457,083)		2,424,063,550

Nonconvertible Preferred Stocks - 4.4%
Brazil - 3.1%
Ambev SA sponsored ADR	85,700	491,061
Banco Bradesco SA:
(PN)	1,515,430	15,951,392
(PN) sponsored ADR	69,800	736,390
Braskem SA (PN-A)	84,600	909,955
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	130,600	942,247
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	90,000	2,034,467
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)	415,000	1,161,040
Companhia Paranaense de Energia-Copel (PN-B)	59,800	549,571
Gerdau SA (PN)	504,900	1,558,898
Itau Unibanco Holding SA	1,770,014	21,893,401
Itau Unibanco Holding SA sponsored ADR	61,270	753,621
Itausa-Investimentos Itau SA (PN)	2,212,031	6,892,452
Lojas Americanas SA (PN)	400,732	2,126,093
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)	2,284,900	10,056,569
sponsored ADR (a)	64,000	576,640
Suzano Papel e Celulose SA	222,600	940,460
Telefonica Brasil SA	254,125	3,786,195
Vale SA (PN-A)	1,125,000	9,307,509

TOTAL BRAZIL		80,667,961

Chile - 0.1%
Embotelladora Andina SA Class B	141,817	587,535
Sociedad Quimica y Minera de Chile SA (PN-B)	55,243	1,953,190

TOTAL CHILE		2,540,725

Colombia - 0.2%
Bancolombia SA (PN) (a)	259,094	2,529,293
Grupo Aval Acciones y Valores SA	1,884,674	746,310
Grupo de Inversiones Suramerica SA	59,921	767,038

TOTAL COLOMBIA		4,042,641

Korea (South) - 0.8%
AMOREPACIFIC Corp.	4,924	822,398
Hyundai Motor Co.	12,677	1,028,558
Hyundai Motor Co. Series 2	21,460	1,873,223
LG Chemical Ltd.	4,650	743,935
LG Household & Health Care Ltd.	1,148	539,891
Samsung Electronics Co. Ltd.	10,198	15,714,745

TOTAL KOREA (SOUTH)		20,722,750

Russia - 0.2%
AK Transneft OAO (a)	884	2,992,281
Surgutneftegas OJSC (a)	3,920,231	2,100,984

TOTAL RUSSIA		5,093,265

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $88,134,127)		113,067,342
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.62% 8/17/17(c)
(Cost $8,983,274)	$9,000,000	8,978,436
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.85% (d)	32,508,016	32,514,518
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	89,923,733	89,932,726
TOTAL MONEY MARKET FUNDS
(Cost $122,443,986)		122,447,244
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $2,333,018,470)		2,668,556,572
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(81,645,849)
NET ASSETS - 100%		$2,586,910,723

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
998 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	48,852,100	$1,897,789

The face value of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,937,347.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$174,682
Fidelity Securities Lending Cash Central Fund	77,884
Total	$252,566

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$266,447,979	$216,856,258	$47,227,171	$2,364,550
Consumer Staples	175,491,238	175,366,939	--	124,299
Energy	182,308,042	136,746,011	45,562,031	--
Financials	609,354,069	563,653,686	45,700,383	--
Health Care	59,713,153	57,295,590	2,417,563	--
Industrials	148,024,351	144,729,863	--	3,294,488
Information Technology	637,248,494	412,353,464	224,895,030	--
Materials	185,101,785	159,378,693	25,723,092	--
Real Estate	64,493,883	63,281,402	--	1,212,481
Telecommunication Services	140,579,294	79,943,328	60,635,966	--
Utilities	68,368,604	62,550,740	5,817,864	--
Government Obligations	8,978,436	--	8,978,436	--
Money Market Funds	122,447,244	122,447,244	--	--
Total Investments in Securities:	$2,668,556,572	$2,194,603,218	$466,957,536	$6,995,818
Derivative Instruments:
Assets
Futures Contracts	$1,897,789	$1,897,789	$--	$--
Total Assets	$1,897,789	$1,897,789	$--	$--
Total Derivative Instruments:	$1,897,789	$1,897,789	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$38,342,296
Level 2 to Level 1	$24,311,739

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,897,789	$0
Total Equity Risk	1,897,789	0
Total Value of Derivatives	$1,897,789	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $87,885,904) — See accompanying schedule: Unaffiliated issuers (cost $2,210,574,484)	$2,546,109,328
Fidelity Central Funds (cost $122,443,986)	122,447,244
Total Investments (cost $2,333,018,470)		$2,668,556,572
Foreign currency held at value (cost $13,873,303)		13,864,293
Receivable for fund shares sold		3,013,869
Dividends receivable		1,985,859
Distributions receivable from Fidelity Central Funds		47,995
Receivable for daily variation margin for derivative instruments		158,115
Receivable from investment adviser for expense reductions		159,067
Other receivables		11,254
Total assets		2,687,797,024
Liabilities
Payable for investments purchased	$6,606,080
Payable for fund shares redeemed	1,044,876
Accrued management fee	187,317
Other affiliated payables	156,098
Other payables and accrued expenses	2,962,863
Collateral on securities loaned	89,929,067
Total liabilities		100,886,301
Net Assets		$2,586,910,723
Net Assets consist of:
Paid in capital		$2,244,591,344
Undistributed net investment income		9,928,127
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,281,506)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		334,672,758
Net Assets, for 202,898,350 shares outstanding		$2,586,910,723
Net Asset Value, offering price and redemption price per share ($2,586,910,723 ÷ 202,898,350 shares)		$12.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$19,317,426
Interest		28,594
Income from Fidelity Central Funds		252,566
Income before foreign taxes withheld		19,598,586
Less foreign taxes withheld		(2,220,300)
Total income		17,378,286
Expenses
Management fee	$984,654
Transfer agent fees	820,545
Independent trustees' fees and expenses	4,001
Miscellaneous	4,550
Total expenses before reductions	1,813,750
Expense reductions	(827,961)	985,789
Net investment income (loss)		16,392,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $40,596)	(689,167)
Fidelity Central Funds	(3,785)
Foreign currency transactions	(1,044,462)
Futures contracts	3,216,025
Total net realized gain (loss)		1,478,611
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,936,049)	192,954,126
Assets and liabilities in foreign currencies	134,168
Futures contracts	1,781,074
Total change in net unrealized appreciation (depreciation)		194,869,368
Net gain (loss)		196,347,979
Net increase (decrease) in net assets resulting from operations		$212,740,476

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	For the period January 5, 2016 (commencement of operations) to October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,392,497	$16,698,985
Net realized gain (loss)	1,478,611	11,426,679
Change in net unrealized appreciation (depreciation)	194,869,368	139,803,390
Net increase (decrease) in net assets resulting from operations	212,740,476	167,929,054
Distributions to shareholders from net investment income	(21,738,060)	–
Distributions to shareholders from net realized gain	(13,912,294)	–
Total distributions	(35,650,354)	–
Share transactions
Proceeds from sales of shares	1,271,374,585	1,444,079,718
Reinvestment of distributions	31,640,372	–
Cost of shares redeemed	(354,580,694)	(150,622,434)
Net increase (decrease) in net assets resulting from share transactions	948,434,263	1,293,457,284
Total increase (decrease) in net assets	1,125,524,385	1,461,386,338
Net Assets
Beginning of period	1,461,386,338	–
End of period	$2,586,910,723	$1,461,386,338
Other Information
Undistributed net investment income end of period	$9,928,127	$15,273,690
Shares
Sold	107,959,096	135,432,410
Issued in reinvestment of distributions	2,853,058	–
Redeemed	(30,355,864)	(12,990,350)
Net increase (decrease)	80,456,290	122,442,060

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI Emerging Markets Index Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.25
Net realized and unrealized gain (loss)	.93	1.69
Total from investment operations	1.02	1.94
Distributions from net investment income	(.13)	–
Distributions from net realized gain	(.08)	–
Total distributions	(.21)	–
Net asset value, end of period	$12.75	$11.94
Total ReturnC,D	8.76%	19.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.17%G	.33%G
Expenses net of fee waivers, if any	.09%G	.11%G
Expenses net of all reductions	.09%G	.11%G
Net investment income (loss)	1.50%G	2.67%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,586,911	$1,461,386
Portfolio turnover rateH	2%G	16%G

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$384,783,714
Gross unrealized depreciation	(51,253,538)
Net unrealized appreciation (depreciation) on securities	$333,530,176
Tax cost	$2,335,026,396

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,216,025 and a change in net unrealized appreciation (depreciation) of $1,781,074 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $932,490,941 and $15,694,026, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .09% of the Fund's average net assets. Under the expense contract, total expenses of the Fund are limited to an annual rate of .165% of the Fund's average net assets, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,394 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $77,884.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .09% of average net assets. This reimbursement will remain in place through December 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $827,961.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Actual	.09%	$1,000.00	$1,087.60	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Emerging Markets Index Fund Investor Class and Premium Class Fidelity® Global ex U.S. Index Fund Investor Class and Premium Class Semi-Annual Report April 30, 2017

Contents

Fidelity® Emerging Markets Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.2	3.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.9	3.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5	3.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	2.8	2.7
Naspers Ltd. Class N (South Africa, Media)	1.8	1.7
China Construction Bank Corp. (H Shares) (China, Banks)	1.5	1.5
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.4	1.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.1	1.0
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.1	1.1
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.1	1.1
	22.4

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.6	23.0
Financials	24.5	23.5
Consumer Discretionary	10.3	10.0
Materials	7.1	6.5
Energy	7.0	7.3
Consumer Staples	6.7	7.5
Industrials	5.7	5.5
Telecommunication Services	5.5	5.8
Utilities	2.4	2.7
Real Estate	2.2	2.4

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Korea (South)	14.6%
Cayman Islands	12.2%
Taiwan	11.9%
China	9.8%
India	8.7%
Brazil	7.3%
South Africa	6.3%
Russia	3.6%
Mexico	3.6%
Other*	22.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Korea (South)	13.7%
Taiwan	11.8%
Cayman Islands	11.2%
China	9.8%
India	8.1%
Brazil	8.0%
South Africa	6.3%
Hong Kong	3.9%
Mexico	3.7%
Other*	23.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Emerging Markets Index Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
		Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)		754,000	$293,715
Alibaba Pictures Group Ltd. (a)		2,660,000	430,888
Beijing Enterprises Water Group Ltd.		1,000,000	766,229
Brilliance China Automotive Holdings Ltd.		678,000	1,136,632
China Gas Holdings Ltd.		390,000	611,698
China Resource Gas Group Ltd.		204,000	688,449
Cosco Shipping Ports Ltd.		382,735	419,228
Credicorp Ltd.		6,502	993,181
Credicorp Ltd. (United States)		9,011	1,384,630
GOME Electrical Appliances Holdings Ltd.		2,768,802	377,320
Haier Electronics Group Co. Ltd.		290,000	673,330
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	2
HengTen Networks Group Ltd. (a)		5,004,000	93,925
Kunlun Energy Co. Ltd.		718,000	648,922
Nine Dragons Paper (Holdings) Ltd.		369,000	398,491

TOTAL BERMUDA			8,916,640

Brazil - 4.3%
AES Tiete Energia SA unit		43,429	184,577
Ambev SA		1,074,200	6,179,768
Banco Bradesco SA		188,401	1,932,059
Banco do Brasil SA		195,800	2,026,443
Banco Santander SA (Brasil) unit		93,400	806,864
BB Seguridade Participacoes SA		159,500	1,502,010
BM&F BOVESPA SA		471,214	2,822,192
BR Malls Participacoes SA		132,170	585,053
Brasil Foods SA		139,300	1,746,270
CCR SA		277,300	1,546,356
Centrais Eletricas Brasileiras SA (Electrobras) (a)		49,200	279,943
Cielo SA		279,014	2,118,504
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		78,300	722,056
Companhia Siderurgica Nacional SA (CSN) (a)		137,900	336,707
Cosan SA Industria e Comercio		26,700	312,168
CPFL Energia SA		45,872	375,757
Drogasil SA (a)		53,100	1,128,399
Duratex SA		66,905	188,233
EDP Energias do Brasil SA		65,057	275,063
Embraer SA		150,100	726,370
ENGIE Brasil Energia SA		35,700	382,414
Equatorial Energia SA		45,800	829,553
Fibria Celulose SA		57,100	528,895
Hypermarcas SA		80,100	758,591
Itausa-Investimentos Itau SA (a)		13,418	41,640
Itausa-Investimentos Itau SA (a)		527	1,532
JBS SA		160,400	518,992
Klabin SA unit		127,300	633,683
Kroton Educacional SA		316,448	1,490,492
Localiza Rent A Car SA		35,890	534,836
Lojas Americanas SA		45,598	196,525
Lojas Renner SA		144,900	1,350,370
M. Dias Branco SA		23,500	360,787
Multiplan Empreendimentos Imobiliarios SA		19,586	417,754
Natura Cosmeticos SA		39,400	375,498
Odontoprev SA		59,500	214,639
Petroleo Brasileiro SA - Petrobras (ON) (a)		672,100	3,040,707
Porto Seguro SA		25,200	228,019
Qualicorp SA		51,800	368,828
Rumo SA (a)		184,400	507,179
Sul America SA unit		43,874	232,083
TIM Participacoes SA		188,700	609,966
Ultrapar Participacoes SA		82,700	1,834,796
Vale SA		299,200	2,589,444
Weg SA (a)		130,940	730,183

TOTAL BRAZIL			44,572,198

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	62,876
Cayman Islands - 12.2%
3SBio, Inc. (a)		218,500	291,582
58.com, Inc. ADR (a)(b)		19,277	762,984
AAC Technology Holdings, Inc.		168,000	2,466,539
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		255,750	29,539,125
Anta Sports Products Ltd.		241,000	676,988
Baidu.com, Inc. sponsored ADR (a)		61,980	11,170,655
Belle International Holdings Ltd.		1,425,000	965,468
Casetek Holdings		30,000	88,840
Chailease Holding Co. Ltd.		233,000	592,850
China Conch Venture Holdings Ltd.		310,000	617,740
China Huishan Dairy Holdings Co. Ltd. (b)		888,000	47,948
China Medical System Holdings Ltd.		284,000	490,716
China Mengniu Dairy Co. Ltd.		617,000	1,194,600
China Resources Land Ltd.		636,744	1,768,199
China State Construction International Holdings Ltd.		416,000	755,163
Country Garden Holdings Co. Ltd.		1,248,737	1,187,997
Ctrip.com International Ltd. ADR (a)(b)		85,182	4,302,543
ENN Energy Holdings Ltd.		170,000	922,304
Evergrande Real Estate Group Ltd. (b)		921,000	983,950
Fullshare Holdings Ltd. (b)		1,490,000	482,724
GCL-Poly Energy Holdings Ltd. (a)(b)		2,999,000	362,424
Geely Automobile Holdings Ltd.		1,215,000	1,640,129
Haitian International Holdings Ltd.		145,000	355,307
Hengan International Group Co. Ltd.		163,000	1,219,616
JD.com, Inc. sponsored ADR (a)		154,184	5,407,233
Kingsoft Corp. Ltd.		178,000	508,025
Longfor Properties Co. Ltd.		341,000	590,958
NetEase, Inc. ADR		18,128	4,810,990
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		30,585	1,973,956
Semiconductor Manufacturing International Corp. (a)		632,700	799,259
Shenzhou International Group Holdings Ltd.		130,000	855,708
Shimao Property Holdings Ltd.		270,500	434,700
SINA Corp.		13,000	998,530
Sino Biopharmaceutical Ltd.		1,023,000	841,721
SOHO China Ltd.		468,500	255,381
Sunac China Holdings Ltd.		433,000	564,467
Sunny Optical Technology Group Co. Ltd.		163,000	1,341,158
TAL Education Group ADR (a)(b)		9,730	1,158,940
Tencent Holdings Ltd.		1,295,100	40,579,807
Tingyi (Cayman Islands) Holding Corp.		442,000	567,676
Vipshop Holdings Ltd. ADR (a)		92,852	1,287,857
Want Want China Holdings Ltd.		1,308,000	941,691
Weibo Corp. sponsored ADR (a)(b)		7,220	403,309
YY, Inc. ADR (a)		6,948	340,244
Zhen Ding Technology Holding Ltd.		88,000	205,565

TOTAL CAYMAN ISLANDS			127,753,566

Chile - 1.1%
AES Gener SA		646,751	243,232
Aguas Andinas SA		596,598	337,897
Banco de Chile (a)		5,695,384	686,957
Banco de Credito e Inversiones (a)		8,526	476,502
Banco Santander Chile		15,263,092	901,051
Cencosud SA		324,815	924,699
Colbun SA		1,890,675	418,699
Compania Cervecerias Unidas SA		35,381	455,587
Compania de Petroleos de Chile SA (COPEC)		102,580	1,143,526
CorpBanca SA (a)		34,840,444	317,550
Empresa Nacional de Electricidad SA		748,906	573,716
Empresa Nacional de Electricidad SA sponsored ADR		203	4,665
Empresa Nacional de Telecomunicaciones SA (ENTEL)		33,036	395,993
Empresas CMPC SA		291,999	678,278
Enel Chile SA		4,327,984	477,735
Enersis SA		6,480,879	1,286,941
LATAM Airlines Group SA		68,876	868,426
LATAM Airlines Group SA sponsored ADR		212	2,686
S.A.C.I. Falabella		137,791	1,097,943
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	5,972

TOTAL CHILE			11,298,055

China - 9.8%
Agricultural Bank of China Ltd. (H Shares)		5,583,000	2,576,764
Air China Ltd. (H Shares)		404,000	357,860
Aluminum Corp. of China Ltd. (H Shares) (a)		900,000	443,153
Anhui Conch Cement Co. Ltd. (H Shares)		285,500	1,000,196
AviChina Industry & Technology Co. Ltd. (H Shares)		495,000	330,282
Bank Communications Co. Ltd.:
rights (a)		3,926	0
(H Shares)		1,998,000	1,538,632
Bank of China Ltd. (H Shares)		18,086,000	8,765,898
Beijing Capital International Airport Co. Ltd. (H Shares)		334,000	471,478
BYD Co. Ltd. (H Shares) (b)		148,000	872,396
CGN Power Co. Ltd. (H Shares)		2,468,000	745,634
China Cinda Asset Management Co. Ltd. (H Shares)		2,033,000	773,645
China CITIC Bank Corp. Ltd. (H Shares)		2,006,000	1,271,424
China Coal Energy Co. Ltd. (H Shares) (a)		471,000	228,889
China Communications Construction Co. Ltd. (H Shares)		1,012,000	1,392,120
China Communications Services Corp. Ltd. (H Shares)		542,000	308,685
China Construction Bank Corp. (H Shares)		19,164,000	15,570,973
China Everbright Bank Co. Ltd. (H Shares)		720,000	337,861
China Galaxy Securities Co. Ltd. (H Shares)		675,500	616,590
China Huarong Asset Management Co. Ltd.		1,415,000	596,682
China Life Insurance Co. Ltd. (H Shares)		1,695,000	5,156,639
China Longyuan Power Grid Corp. Ltd. (H Shares)		721,000	555,232
China Merchants Bank Co. Ltd. (H Shares)		889,846	2,310,887
China Minsheng Banking Corp. Ltd. (H Shares)		1,323,700	1,303,560
China National Building Materials Co. Ltd. (H Shares)		650,000	432,868
China Oilfield Services Ltd. (H Shares)		414,000	382,153
China Pacific Insurance (Group) Co. Ltd. (H Shares)		601,400	2,222,869
China Petroleum & Chemical Corp. (H Shares)		5,821,000	4,726,965
China Railway Construction Corp. Ltd. (H Shares)		444,000	621,047
China Railway Group Ltd. (H Shares)		897,000	761,113
China Shenhua Energy Co. Ltd. (H Shares)		775,500	1,808,555
China Southern Airlines Ltd. (H Shares)		406,000	270,376
China Telecom Corp. Ltd. (H Shares)		3,196,000	1,561,359
China Vanke Co. Ltd. (H Shares)		294,600	747,640
Chongqing Changan Automobile Co. Ltd. (B Shares)		168,800	223,523
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		594,000	408,557
CITIC Securities Co. Ltd. (H Shares)		493,500	1,035,428
CRRC Corp. Ltd. (H Shares)		931,600	909,042
Dongfeng Motor Group Co. Ltd. (H Shares)		618,000	649,912
Fuyao Glass Industries Group Co. Ltd.		106,000	374,758
GF Securities Co. Ltd. (H Shares)		315,200	652,416
Great Wall Motor Co. Ltd. (H Shares)		715,000	775,820
Guangzhou Automobile Group Co. Ltd. (H Shares)		472,000	734,243
Guangzhou R&F Properties Co. Ltd. (H Shares)		220,000	370,516
Haitong Securities Co. Ltd. (H Shares)		690,400	1,139,668
Huaneng Power International, Inc. (H Shares)		982,000	677,951
Huaneng Renewables Corp. Ltd. (H Shares)		916,000	320,315
Huatai Securities Co. Ltd. (H Shares)		332,400	644,429
Industrial & Commercial Bank of China Ltd. (H Shares)		16,792,000	10,966,768
Jiangsu Expressway Co. Ltd. (H Shares)		286,000	422,105
Jiangxi Copper Co. Ltd. (H Shares)		275,000	429,204
New China Life Insurance Co. Ltd. (H Shares)		178,000	879,891
People's Insurance Co. of China Group (H Shares)		1,598,000	659,469
PetroChina Co. Ltd. (H Shares)		4,812,000	3,380,822
PICC Property & Casualty Co. Ltd. (H Shares)		1,051,227	1,692,051
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,186,000	6,678,383
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		420,000	306,157
Shanghai Electric Group Co. Ltd. (H Shares) (a)		644,000	303,854
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		88,500	333,937
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,725	283,471
Shanghai Pharma Holding Co. Ltd. (H Shares)		153,600	406,791
Sinopec Engineering Group Co. Ltd. (H Shares)		294,000	287,259
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		777,000	434,533
Sinopharm Group Co. Ltd. (H Shares)		268,400	1,204,261
Sinotrans Ltd. (H Shares)		448,000	201,585
TravelSky Technology Ltd. (H Shares)		211,000	556,095
Tsingtao Brewery Co. Ltd. (H Shares)		86,000	386,972
Weichai Power Co. Ltd. (H Shares)		215,600	349,801
Yanzhou Coal Mining Co. Ltd. (H Shares)		402,000	347,819
Zhejiang Expressway Co. Ltd. (H Shares)		334,000	415,656
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		127,000	653,911
Zijin Mng Group Co. Ltd. (H Shares)		1,330,000	470,215
ZTE Corp. (H Shares)		164,080	316,417

TOTAL CHINA			102,344,430

Colombia - 0.3%
Bancolombia SA sponsored ADR		76	3,001
Cementos Argos SA (a)		99,675	403,172
Corporacion Financiera Colombiana SA		19,537	187,534
Ecopetrol SA		1,149,720	531,482
Grupo de Inversiones Suramerica SA		53,152	702,792
Interconexion Electrica SA ESP		88,591	351,112
Inversiones Argos SA (a)		68,484	474,872

TOTAL COLOMBIA			2,653,965

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		37,399	652,742
Komercni Banka A/S		17,413	674,665
MONETA Money Bank A/S		110,951	358,307
Telefonica Czech Rep A/S		13,095	154,600

TOTAL CZECH REPUBLIC			1,840,314

Egypt - 0.1%
Commercial International Bank SAE (a)		225,108	910,409
Commercial International Bank SAE sponsored GDR		2,831	12,103
Global Telecom Holding (a)		435,783	167,312
Talaat Moustafa Group Holding		210,780	93,888

TOTAL EGYPT			1,183,712

Greece - 0.3%
Alpha Bank AE (a)		306,827	651,742
EFG Eurobank Ergasias SA (a)		392,297	316,219
Ff Group (a)		7,797	165,959
Greek Organization of Football Prognostics SA		48,578	481,536
Hellenic Telecommunications Organization SA		57,971	563,910
Jumbo SA		22,067	348,305
National Bank of Greece SA (a)		1,179,788	367,346
Piraeus Bank SA (a)		1,405,467	298,540
Titan Cement Co. SA (Reg.)		10,706	279,772

TOTAL GREECE			3,473,329

Hong Kong - 3.6%
Beijing Enterprises Holdings Ltd.		115,000	561,816
China Everbright International Ltd.		571,000	772,261
China Everbright Ltd.		218,000	498,872
China Jinmao Holdings Group Ltd.		836,000	270,844
China Merchants Holdings International Co. Ltd.		306,781	877,548
China Mobile Ltd.		1,399,500	14,899,948
China Overseas Land and Investment Ltd.		880,000	2,556,840
China Power International Development Ltd.		750,000	279,622
China Resources Beer Holdings Co. Ltd.		372,878	897,398
China Resources Power Holdings Co. Ltd.		449,691	810,541
China Taiping Insurance Group Ltd. (a)		370,977	925,255
China Unicom Ltd.		1,370,000	1,772,813
CITIC Pacific Ltd.		983,000	1,425,526
CNOOC Ltd.		4,058,000	4,734,055
CNOOC Ltd. sponsored ADR		200	23,230
CSPC Pharmaceutical Group Ltd.		972,000	1,349,592
Far East Horizon Ltd.		458,000	421,591
Fosun International Ltd.		603,000	913,219
Guangdong Investment Ltd.		634,000	981,360
Lenovo Group Ltd.		1,670,000	1,069,198
Shanghai Industrial Holdings Ltd.		108,000	341,563
Sino-Ocean Group Holding Ltd.		652,979	319,003
Sun Art Retail Group Ltd.		547,000	563,994

TOTAL HONG KONG			37,266,089

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		10,526	792,612
OTP Bank PLC		55,681	1,566,152
Richter Gedeon PLC		32,540	787,936

TOTAL HUNGARY			3,146,700

India - 8.7%
ACC Ltd.		9,973	252,319
Adani Ports & Special Economic Zone Ltd. (a)		185,987	948,016
Ambuja Cements Ltd.		135,297	517,492
Apollo Hospitals Enterprise Ltd.		16,746	321,232
Ashok Leyland Ltd. (a)		244,681	325,023
Asian Paints Ltd.		64,621	1,126,219
Aurobindo Pharma Ltd.		60,166	567,829
Axis Bank Ltd.		382,325	3,030,828
Bajaj Auto Ltd. (a)		18,843	839,421
Bajaj Finance Ltd. (a)		36,396	722,485
Bajaj Finserv Ltd. (a)		8,570	609,944
Bharat Forge Ltd.		23,775	423,338
Bharat Heavy Electricals Ltd.		133,818	365,715
Bharat Petroleum Corp. Ltd.		116,286	1,300,960
Bharti Airtel Ltd.		229,668	1,269,979
Bharti Infratel Ltd.		124,428	686,493
Bosch Ltd.		1,647	589,006
Cadila Healthcare Ltd.		47,559	325,678
Cipla Ltd. (a)		78,588	681,426
Coal India Ltd. (a)		159,195	685,041
Container Corp. of India Ltd.		9,246	175,148
Dabur India Ltd.		123,798	552,171
Divi's Laboratories Ltd. (a)		17,102	167,163
Dr. Reddy's Laboratories Ltd. (a)		25,759	1,045,831
Eicher Motors Ltd.		2,989	1,211,965
GAIL India Ltd.		98,936	652,417
Glenmark Pharmaceuticals Ltd. (a)		31,166	433,847
Godrej Consumer Products Ltd.		27,740	751,987
Grasim Industries Ltd. (a)		47,956	861,589
Havells India Ltd. (a)		55,334	416,490
HCL Technologies Ltd.		129,759	1,643,130
Hero Motocorp Ltd.		10,983	566,934
Hindalco Industries Ltd. (a)		281,676	873,419
Hindustan Petroleum Corp. Ltd. (a)		93,596	780,549
Hindustan Unilever Ltd.		148,829	2,164,375
Housing Development Finance Corp. Ltd.		343,155	8,204,708
ICICI Bank Ltd.		248,237	1,071,080
Idea Cellular Ltd. (a)		277,715	371,280
IDFC Bank Ltd.		313,182	320,294
Indiabulls Housing Finance Ltd.		66,454	1,051,181
Infosys Ltd.		419,583	5,999,080
ITC Ltd.		775,242	3,352,267
JSW Steel Ltd. (a)		187,316	579,808
Larsen & Toubro Ltd.		73,505	2,000,607
LIC Housing Finance Ltd.		69,190	719,882
Lupin Ltd.		51,332	1,068,598
Mahindra & Mahindra Financial Services Ltd.		63,417	332,621
Mahindra & Mahindra Ltd.		85,776	1,781,897
Marico Ltd.		99,225	486,479
Maruti Suzuki India Ltd.		24,246	2,460,748
Motherson Sumi Systems Ltd.		92,682	578,452
Nestle India Ltd.		5,110	532,361
NTPC Ltd.		381,980	977,379
Oil & Natural Gas Corp. Ltd.		287,112	833,112
Piramal Enterprises Ltd. (a)		17,905	695,243
Power Finance Corp. Ltd. (a)		143,826	357,943
Reliance Industries Ltd.		295,868	6,420,828
Shree Cement Ltd.		1,852	552,735
Shriram Transport Finance Co. Ltd.		33,374	539,180
Siemens India Ltd.		15,744	321,406
State Bank of India		371,667	1,675,074
Sun Pharmaceutical Industries Ltd.		219,675	2,193,504
Tata Consultancy Services Ltd.		108,011	3,819,026
Tata Motors Ltd.		357,296	2,550,368
Tata Motors Ltd. Class A		94,355	410,941
Tata Power Co. Ltd.		243,907	319,822
Tata Steel Ltd. (a)		66,738	466,356
Tech Mahindra Ltd.		105,294	682,880
Titan Co. Ltd.		72,854	532,891
Ultratech Cemco Ltd. (a)		19,707	1,302,443
United Spirits Ltd. (a)		14,822	432,499
UPL Ltd. (a)		82,387	1,033,073
Vedanta Ltd. (a)		331,809	1,256,993
Wipro Ltd.		136,627	1,050,407
Yes Bank Ltd. (a)		77,247	1,958,810
Zee Entertainment Enterprises Ltd.		129,908	1,064,583

TOTAL INDIA			90,244,298

Indonesia - 2.5%
PT Adaro Energy Tbk		3,164,700	421,438
PT AKR Corporindo Tbk		390,700	198,589
PT Astra International Tbk		4,634,500	3,111,920
PT Bank Central Asia Tbk		2,825,800	3,763,069
PT Bank Danamon Indonesia Tbk Series A		727,400	265,224
PT Bank Mandiri (Persero) Tbk		2,145,100	1,882,937
PT Bank Negara Indonesia (Persero) Tbk		1,737,900	831,204
PT Bank Rakyat Indonesia Tbk		2,542,700	2,460,862
PT Bumi Serpong Damai Tbk		1,723,600	231,469
PT Charoen Pokphand Indonesia Tbk		1,677,600	401,496
PT Gudang Garam Tbk		106,800	532,037
PT Hanjaya Mandala Sampoerna Tbk		2,167,600	621,219
PT Indocement Tunggal Prakarsa Tbk		336,300	427,660
PT Indofood CBP Sukses Makmur Tbk		505,800	332,988
PT Indofood Sukses Makmur Tbk		997,800	626,947
PT Jasa Marga Tbk		497,637	173,234
PT Kalbe Farma Tbk		4,813,800	572,427
PT Lippo Karawaci Tbk		3,913,400	231,944
PT Matahari Department Store Tbk		575,200	630,049
PT Media Nusantara Citra Tbk		1,090,600	149,324
PT Pakuwon Jati Tbk		5,123,300	240,233
PT Perusahaan Gas Negara Tbk Series B		2,411,500	439,639
PT Semen Gresik (Persero) Tbk		675,900	447,507
PT Summarecon Agung Tbk		2,146,900	219,055
PT Surya Citra Media Tbk		1,246,000	267,354
PT Telkomunikasi Indonesia Tbk Series B		11,542,800	3,807,814
PT Tower Bersama Infrastructure Tbk		551,800	242,181
PT Unilever Indonesia Tbk		345,000	1,151,812
PT United Tractors Tbk		387,600	782,237
PT Waskita Karya Persero Tbk		1,040,000	186,481
PT XL Axiata Tbk (a)		789,575	190,152

TOTAL INDONESIA			25,840,502

Isle of Man - 0.1%
New Europe Property Investments PLC		55,841	612,115
Korea (South) - 13.8%
AMOREPACIFIC Corp.		7,235	1,857,085
AMOREPACIFIC Group, Inc.		6,398	739,572
BGFretail Co. Ltd.		4,484	431,609
BS Financial Group, Inc.		61,281	514,984
Celltrion, Inc.		17,914	1,410,948
Cheil Industries, Inc.		17,329	1,881,269
Cheil Worldwide, Inc.		15,540	252,033
CJ CheilJedang Corp.		1,794	537,758
CJ Corp.		3,308	543,773
CJ E&M Corp.		4,400	311,357
Coway Co. Ltd.		12,325	1,088,838
Daelim Industrial Co.		6,616	467,005
Daewoo Engineering & Construction Co. Ltd. (a)		27,026	173,189
DGB Financial Group Co. Ltd.		39,697	406,531
Dong Suh Companies, Inc. (a)		7,812	211,850
Dongbu Insurance Co. Ltd.		11,411	682,092
Doosan Heavy Industries & Construction Co. Ltd.		10,745	219,604
E-Mart Co. Ltd.		4,485	906,777
GS Engineering & Construction Corp. (a)		11,187	307,800
GS Holdings Corp.		11,581	603,686
GS Retail Co. Ltd.		5,868	273,902
Hana Financial Group, Inc.		67,565	2,328,189
Hankook Tire Co. Ltd.		17,058	883,189
Hanmi Pharm Co. Ltd.		1,294	350,913
Hanmi Science Co. Ltd.		2,685	143,266
Hanon Systems		43,257	321,690
Hanssem Co. Ltd.		2,396	463,361
Hanwha Chemical Corp.		23,659	523,052
Hanwha Corp.		10,453	367,086
Hanwha Life Insurance Co. Ltd.		47,315	255,790
Hanwha Techwin Co. Ltd.		8,420	384,880
Hotel Shilla Co.		7,249	323,707
Hyosung Corp.		4,791	606,456
Hyundai Department Store Co. Ltd.		3,408	323,544
Hyundai Engineering & Construction Co. Ltd.		16,697	712,587
Hyundai Fire & Marine Insurance Co. Ltd.		14,193	457,879
Hyundai Glovis Co. Ltd.		4,240	540,436
Hyundai Heavy Industries Co. Ltd. (a)		9,162	1,328,877
Hyundai Industrial Development & Construction Co.		12,836	504,368
Hyundai Mobis		15,552	3,034,937
Hyundai Motor Co.		34,537	4,371,772
Hyundai Steel Co.		18,615	898,350
Hyundai Wia Corp.		3,567	203,497
Industrial Bank of Korea		57,184	628,340
Kakao Corp.		6,732	534,962
Kangwon Land, Inc.		27,165	863,234
KB Financial Group, Inc.		90,570	3,982,275
KCC Corp.		1,401	419,339
KEPCO Plant Service & Engineering Co. Ltd.		4,866	245,524
Kia Motors Corp.		60,393	1,850,120
Korea Aerospace Industries Ltd.		15,706	880,839
Korea Electric Power Corp.		58,652	2,338,501
Korea Express Co. Ltd. (a)		1,547	226,420
Korea Gas Corp.		6,068	248,566
Korea Investment Holdings Co. Ltd.		9,057	408,425
Korea Zinc Co. Ltd.		1,965	734,975
Korean Air Lines Co. Ltd. (a)		10,931	294,511
KT Corp.		216	6,113
KT&G Corp.		26,646	2,377,434
Kumho Petro Chemical Co. Ltd. (a)		3,972	265,708
LG Chemical Ltd.		10,404	2,505,886
LG Corp.		21,363	1,269,461
LG Display Co. Ltd.		53,243	1,372,334
LG Electronics, Inc.		24,388	1,481,374
LG Household & Health Care Ltd.		2,128	1,619,944
LG Innotek Co. Ltd.		3,284	379,611
LG Telecom Ltd.		25,723	326,738
Lotte Chemical Corp.		3,465	1,041,693
Lotte Chilsung Beverage Co. Ltd.		144	212,278
Lotte Confectionery Co. Ltd.		1,305	235,166
Lotte Shopping Co. Ltd.		2,502	577,334
Mirae Asset Daewoo Co. Ltd.		84,175	660,022
NAVER Corp.		6,387	4,491,561
NCSOFT Corp.		4,013	1,269,937
Oci Co. Ltd.		3,707	257,105
Orion Corp.		818	486,083
Ottogi Corp.		262	169,738
POSCO		16,930	3,997,941
Posco Daewoo Corp.		10,386	219,114
S-Oil Corp.		10,322	904,627
S1 Corp.		4,493	385,475
Samsung Biologics Co. Ltd.		3,720	572,257
Samsung Card Co. Ltd.		7,648	268,245
Samsung Electro-Mechanics Co. Ltd.		12,903	829,122
Samsung Electronics Co. Ltd.		22,407	43,943,403
Samsung Fire & Marine Insurance Co. Ltd.		7,569	1,783,133
Samsung Heavy Industries Co. Ltd.		55,889	530,592
Samsung Life Insurance Co. Ltd. (a)		15,974	1,537,582
Samsung SDI Co. Ltd.		12,593	1,522,097
Samsung SDS Co. Ltd.		7,993	966,102
Samsung Securities Co. Ltd.		15,351	466,899
Shinhan Financial Group Co. Ltd.		97,314	4,064,069
Shinsegae Co. Ltd.		1,660	298,409
SK C&C Co. Ltd.		10,461	2,229,951
SK Energy Co. Ltd.		14,801	2,224,834
SK Hynix, Inc.		132,751	6,301,472
SK Networks Co. Ltd.		27,239	191,794
SK Telecom Co. Ltd.		4,639	979,484
Woori Bank		70,031	920,327
Woori Investment & Securities Co. Ltd.		31,499	365,495
Yuhan Corp.		1,916	390,745

TOTAL KOREA (SOUTH)			143,704,208

Malaysia - 2.4%
AirAsia Bhd		354,100	273,263
Alliance Financial Group Bhd		219,400	208,736
AMMB Holdings Bhd		413,300	521,742
Astro Malaysia Holdings Bhd		336,600	209,357
Axiata Group Bhd		619,385	734,815
Berjaya Sports Toto Bhd		156,728	101,453
British American Tobacco (Malaysia) Bhd		30,900	323,450
Bumiputra-Commerce Holdings Bhd		729,935	965,176
Dialog Group Bhd		721,500	324,102
DiGi.com Bhd		814,300	964,179
Felda Global Ventures Holdings Bhd		278,000	136,406
Gamuda Bhd		378,600	459,623
Genting Bhd		510,200	1,156,500
Genting Malaysia Bhd		686,800	928,707
Genting Plantations Bhd		50,300	132,326
Hap Seng Consolidated Bhd		144,100	294,441
Hartalega Holdings Bhd		146,400	165,252
Hong Leong Bank Bhd		151,100	480,346
Hong Leong Credit Bhd		52,200	202,980
IHH Healthcare Bhd		745,600	1,061,462
IJM Corp. Bhd		640,300	516,252
IOI Corp. Bhd		532,000	562,516
IOI Properties Group Bhd		494,375	235,742
Kuala Lumpur Kepong Bhd		101,000	570,495
Lafarge Malaysia Bhd		81,900	119,237
Malayan Banking Bhd		814,719	1,797,975
Malaysia Airports Holdings Bhd		167,306	292,911
Maxis Bhd		426,200	626,389
MISC Bhd		263,600	445,102
Petronas Chemicals Group Bhd		543,600	914,140
Petronas Dagangan Bhd		44,500	246,641
Petronas Gas Bhd		159,500	679,005
PPB Group Bhd		109,300	425,517
Public Bank Bhd		617,700	2,840,196
RHB Capital Bhd		178,889	226,650
RHB Capital Bhd		99,132	0
SapuraKencana Petroleum Bhd		899,100	414,236
Sime Darby Bhd		523,749	1,125,680
Telekom Malaysia Bhd		249,580	371,409
Tenaga Nasional Bhd		774,800	2,488,070
UMW Holdings Bhd (a)		101,700	145,252
Westports Holdings Bhd		246,100	226,768
YTL Corp. Bhd		945,786	320,273
YTL Power International Bhd		446,170	155,199

TOTAL MALAYSIA			25,389,971

Malta - 0.0%
Brait SA		74,150	473,406
Mexico - 3.6%
Alfa SA de CV Series A (a)		643,500	884,309
America Movil S.A.B. de CV Series L		7,555,200	5,807,293
CEMEX S.A.B. de CV unit		3,200,594	2,944,677
Coca-Cola FEMSA S.A.B. de CV Series L		113,700	826,360
Compartamos S.A.B. de CV		226,400	379,553
El Puerto de Liverpool S.A.B. de CV Class C		43,840	338,210
Embotelladoras Arca S.A.B. de CV		96,300	710,385
Fibra Uno Administracion SA de CV		596,900	1,042,540
Fomento Economico Mexicano S.A.B. de CV unit		418,000	3,761,617
Gruma S.A.B. de CV Series B		49,270	657,919
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		81,900	842,265
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		47,570	902,668
Grupo Bimbo S.A.B. de CV Series A		374,500	916,692
Grupo Carso SA de CV Series A1		128,600	591,108
Grupo Financiero Banorte S.A.B. de CV Series O		567,900	3,286,687
Grupo Financiero Inbursa S.A.B. de CV Series O		529,000	893,317
Grupo Financiero Santander Mexico S.A.B. de CV		414,100	752,299
Grupo Lala S.A.B. de CV		138,800	251,569
Grupo Mexico SA de CV Series B		870,507	2,560,390
Grupo Televisa SA de CV		557,500	2,704,691
Industrias Penoles SA de CV		31,335	762,600
Infraestructura Energetica Nova S.A.B. de CV		122,100	570,376
Kimberly-Clark de Mexico SA de CV Series A		346,600	739,772
Mexichem S.A.B. de CV		246,055	673,783
OHL Mexico S.A.B. de CV		164,700	202,274
Promotora y Operadora de Infraestructura S.A.B. de CV		60,865	649,412
Wal-Mart de Mexico SA de CV Series V (a)		1,190,900	2,688,583

TOTAL MEXICO			37,341,349

Netherlands - 0.3%
Steinhoff International Holdings NV (South Africa)		679,560	3,462,953
Peru - 0.0%
Compania de Minas Buenaventura SA		337	4,000
Compania de Minas Buenaventura SA sponsored ADR		41,582	499,400

TOTAL PERU			503,400

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.		455,800	697,994
Aboitiz Power Corp.		341,700	289,568
Alliance Global Group, Inc.		404,800	119,459
Ayala Corp.		57,390	991,564
Ayala Land, Inc.		1,662,600	1,170,250
Bank of the Philippine Islands (BPI)		155,462	324,864
BDO Unibank, Inc.		458,176	1,095,387
DMCI Holdings, Inc.		863,550	221,434
Globe Telecom, Inc.		7,095	293,977
GT Capital Holdings, Inc.		17,440	438,160
International Container Terminal Services, Inc.		112,020	198,793
JG Summit Holdings, Inc.		664,740	1,116,041
Jollibee Food Corp.		102,080	427,441
Megaworld Corp.		2,435,900	197,198
Metro Pacific Investments Corp.		3,343,900	438,728
Metropolitan Bank & Trust Co.		133,805	225,447
Philippine Long Distance Telephone Co.		22,020	777,153
PNOC Energy Development Corp.		2,088,100	251,064
Robinsons Land Corp.		365,900	187,140
Security Bank Corp.		21,810	92,717
SM Investments Corp.		54,710	794,171
SM Prime Holdings, Inc.		1,879,200	1,116,620
Universal Robina Corp. (a)		200,530	687,739

TOTAL PHILIPPINES			12,152,909

Poland - 1.3%
Alior Bank SA (a)		20,698	397,985
Bank Handlowy w Warszawie SA		6,497	125,529
Bank Millennium SA (a)		128,861	229,872
Bank Polska Kasa Opieki SA		36,845	1,334,957
Bank Zachodni WBK SA		7,877	723,290
BRE Bank SA (a)		3,178	354,731
Cyfrowy Polsat SA (a)		41,983	262,881
Eurocash SA		16,933	150,159
Grupa Lotos SA (a)		21,067	328,507
Jastrzebska Spolka Weglowa SA (a)		11,024	222,515
KGHM Polska Miedz SA (Bearer)		32,650	1,036,094
LPP SA		291	520,607
NG2 SA		6,164	356,569
Polish Oil & Gas Co. SA		399,458	681,690
Polska Grupa Energetyczna SA		191,202	568,303
Polski Koncern Naftowy Orlen SA		73,568	2,199,909
Powszechna Kasa Oszczednosci Bank SA		196,837	1,790,673
Powszechny Zaklad Ubezpieczen SA		129,795	1,432,055
Synthos SA		110,890	154,077
Tauron Polska Energia SA (a)		237,843	201,718
Telekomunikacja Polska SA		153,129	182,766
Zaklady Azotowe w Tarnowie-Moscicach SA		9,624	169,745

TOTAL POLAND			13,424,632

Qatar - 0.7%
Barwa Real Estate Co. (a)		21,064	196,681
Doha Bank (a)		34,408	295,765
Doha Bank rights 5/9/17 (a)		5,174	8,952
Ezdan Holding Group (a)		185,970	781,408
Industries Qatar QSC (a)		34,855	998,373
Masraf al Rayan (a)		84,197	967,689
Qatar Electricity & Water Co. (a)		6,363	363,470
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		61,793	337,704
Qatar Insurance Co. SAQ		30,850	601,530
Qatar Islamic Bank (a)		12,645	350,739
Qatar National Bank SAQ		52,598	2,077,168
Qatar Telecom (Qtel) Q.S.C. (a)		18,101	515,993
The Commercial Bank of Qatar (a)		43,958	361,558

TOTAL QATAR			7,857,030

Russia - 3.4%
Alrosa Co. Ltd. (a)		581,786	1,002,640
Gazprom OAO (a)		511,265	1,228,176
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,551,697
Inter Rao Ues JSC (a)		7,166,063	509,805
Lukoil PJSC		27,943	1,384,599
Lukoil PJSC sponsored ADR		68,904	3,422,117
Magnit OJSC GDR (Reg. S)		70,044	2,448,038
MMC Norilsk Nickel PJSC (a)		3,440	528,550
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,423,405
Mobile TeleSystems OJSC sponsored ADR		114,110	1,177,615
Moscow Exchange MICEX-RTS OAO (a)		312,395	631,334
NOVATEK OAO		6,025	73,597
NOVATEK OAO GDR (Reg. S)		20,141	2,441,089
PhosAgro OJSC GDR (Reg. S)		22,164	326,919
Rosneft Oil Co. OJSC		74,192	413,454
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,059,936
Rostelecom PJSC (a)		76,770	100,465
Rostelecom PJSC sponsored ADR		23,110	181,645
RusHydro PJSC (a)		6,049,419	95,105
RusHydro PJSC ADR		194,501	296,614
Sberbank of Russia		749,219	2,176,150
Sberbank of Russia sponsored ADR		426,892	5,075,746
Severstal PAO		10,440	142,308
Severstal PAO GDR (Reg. S)		38,232	523,014
Sistema JSFC		650,000	243,770
Sistema JSFC sponsored GDR		7,284	61,258
Surgutneftegas OJSC (a)		466,996	228,950
Surgutneftegas OJSC sponsored ADR		116,797	571,838
Tatneft PAO (a)		95,637	633,338
Tatneft PAO sponsored ADR		37,903	1,483,523
VTB Bank OJSC (a)		326,387,771	382,466
VTB Bank OJSC sponsored GDR (Reg. S)		425,159	982,542

TOTAL RUSSIA			35,801,703

South Africa - 6.3%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	257
African Bank Investments Ltd. (a)		116,009	5,035
Anglo American Platinum Ltd. (a)		12,291	303,565
AngloGold Ashanti Ltd.		91,599	1,048,985
Aspen Pharmacare Holdings Ltd.		83,547	1,733,176
Barclays Africa Group Ltd.		95,623	1,051,844
Bidcorp Ltd.		76,685	1,624,738
Bidvest Group Ltd.		71,980	859,155
Capitec Bank Holdings Ltd.		9,297	530,490
Coronation Fund Managers Ltd.		50,493	239,510
Discovery Ltd.		81,804	819,035
Exxaro Resources Ltd.		41,222	351,276
FirstRand Ltd.		766,431	2,858,972
Fortress Income Fund Ltd.:
Class A		208,851	273,962
Class B		191,295	480,250
Foschini Ltd.		48,616	580,682
Gold Fields Ltd. (a)		189,079	619,709
Growthpoint Properties Ltd.		499,445	957,499
Hyprop Investments Ltd.		54,951	507,578
Impala Platinum Holdings Ltd. (a)		137,669	441,753
Imperial Holdings Ltd.		32,892	415,933
Investec Ltd.		55,824	418,354
Liberty Holdings Ltd.		24,232	194,926
Life Healthcare Group Holdings Ltd.		304,523	654,677
Massmart Holdings Ltd.		24,854	240,343
MMI Holdings Ltd.		226,770	395,548
Mondi Ltd.		26,805	695,471
Mr Price Group Ltd.		56,101	659,506
MTN Group Ltd.		387,316	3,666,297
Naspers Ltd. Class N		99,865	18,989,481
Nedbank Group Ltd.		45,425	766,332
Netcare Ltd.		209,491	415,572
Pick 'n Pay Stores Ltd.		85,615	406,813
Pioneer Foods Ltd.		29,842	368,142
PSG Group Ltd.		20,231	383,085
Rand Merchant Insurance Holdings Ltd.		147,105	461,776
Redefine Properties Ltd.		1,151,151	947,538
Remgro Ltd.		120,735	2,004,217
Resilient Property Income Fund Ltd.		65,443	570,605
RMB Holdings Ltd.		161,103	739,467
Sanlam Ltd.		321,565	1,705,789
Sappi Ltd.		124,412	924,449
Sasol Ltd.		126,416	3,874,000
Shoprite Holdings Ltd.		98,536	1,546,935
Sibanye Gold Ltd.		166,932	335,441
Spar Group Ltd.		45,360	611,577
Standard Bank Group Ltd.		295,128	3,276,415
Telkom SA Ltd.		60,207	336,902
Tiger Brands Ltd.		36,859	1,114,148
Truworths International Ltd.		99,958	647,226
Tsogo Sun Holdings Ltd.		79,885	150,340
Vodacom Group Ltd.		86,344	976,977
Woolworths Holdings Ltd.		224,015	1,215,309

TOTAL SOUTH AFRICA			65,397,062

Taiwan - 11.9%
Acer, Inc.		655,994	309,298
Advanced Semiconductor Engineering, Inc.		1,498,854	1,875,264
Advantech Co. Ltd.		70,784	571,462
Asia Cement Corp.		535,153	527,663
Asia Pacific Telecom Co. Ltd. (a)		466,000	149,870
ASUSTeK Computer, Inc.		159,000	1,559,855
AU Optronics Corp.		1,997,000	828,540
Catcher Technology Co. Ltd.		150,000	1,538,563
Cathay Financial Holding Co. Ltd.		1,858,641	2,976,482
Chang Hwa Commercial Bank		1,133,561	656,365
Cheng Shin Rubber Industry Co. Ltd.		448,937	925,414
Chicony Electronics Co. Ltd.		120,326	316,909
China Airlines Ltd.		560,043	173,259
China Development Finance Holding Corp.		3,100,800	853,610
China Life Insurance Co. Ltd.		794,680	738,858
China Steel Corp.		2,662,204	2,131,666
Chinatrust Financial Holding Co. Ltd.		3,999,826	2,494,680
Chunghwa Telecom Co. Ltd.		869,000	2,934,478
Compal Electronics, Inc.		957,000	639,625
Delta Electronics, Inc.		445,381	2,505,204
E.SUN Financial Holdings Co. Ltd.		1,814,484	1,095,667
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)		104,065	11,191
ECLAT Textile Co. Ltd.		42,758	467,575
EVA Airways Corp.		471,453	231,647
Evergreen Marine Corp. (Taiwan) (a)		381,420	167,849
Far Eastern Textile Ltd.		759,705	638,471
Far EasTone Telecommunications Co. Ltd.		361,000	887,480
Feng Tay Enterprise Co. Ltd.		74,520	286,018
First Financial Holding Co. Ltd.		2,188,125	1,332,148
Formosa Chemicals & Fibre Corp.		737,760	2,265,299
Formosa Petrochemical Corp.		256,000	893,624
Formosa Plastics Corp.		947,520	2,843,532
Formosa Taffeta Co. Ltd.		178,000	185,521
Foxconn Technology Co. Ltd.		203,587	619,727
Fubon Financial Holding Co. Ltd.		1,512,334	2,366,853
Giant Manufacturing Co. Ltd.		64,000	386,461
Highwealth Construction Corp.		183,000	308,199
HIWIN Technologies Corp.		46,620	296,938
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,554,087	11,618,430
Hotai Motor Co. Ltd.		55,000	632,383
HTC Corp. (a)		156,000	373,702
Hua Nan Financial Holdings Co. Ltd.		1,686,496	943,049
Innolux Corp.		2,057,347	959,818
Inventec Corp.		572,865	425,531
Largan Precision Co. Ltd.		23,000	3,816,464
Lite-On Technology Corp.		487,279	848,059
MediaTek, Inc.		344,292	2,472,004
Mega Financial Holding Co. Ltd.		2,485,413	1,994,218
Merida Industry Co. Ltd.		48,000	257,288
Micro-Star International Co. Ltd.		153,000	306,273
Nan Ya Plastics Corp.		1,088,860	2,619,201
Nanya Technology Corp.		147,000	234,194
Nien Made Enterprise Co. Ltd.		33,000	333,570
Novatek Microelectronics Corp.		131,000	502,796
OBI Pharma, Inc. (a)		25,000	234,920
Pegatron Corp.		443,000	1,303,071
Phison Electronics Corp.		32,000	301,228
Pou Chen Corp.		500,000	698,971
Powertech Technology, Inc.		150,000	470,006
President Chain Store Corp.		131,000	1,137,792
Quanta Computer, Inc.		607,000	1,255,253
Realtek Semiconductor Corp.		102,401	345,594
Ruentex Development Co. Ltd. (a)		184,000	224,346
Ruentex Industries Ltd.		123,000	197,586
Shin Kong Financial Holding Co. Ltd. (a)		1,799,533	479,312
Siliconware Precision Industries Co. Ltd.		505,000	816,963
Sinopac Holdings Co.		2,300,604	701,835
Standard Foods Corp.		94,050	231,834
Synnex Technology International Corp.		328,500	355,423
TaiMed Biologics, Inc. (a)		38,000	228,204
Taishin Financial Holdings Co. Ltd.		1,969,773	811,424
Taiwan Business Bank		826,188	227,986
Taiwan Cement Corp.		772,000	896,575
Taiwan Cooperative Financial Holding Co. Ltd.		1,770,989	899,470
Taiwan Fertilizer Co. Ltd.		166,000	224,094
Taiwan Mobile Co. Ltd.		369,900	1,364,651
Taiwan Semiconductor Manufacturing Co. Ltd.		5,611,000	36,083,281
TECO Electric & Machinery Co. Ltd.		420,000	415,511
Transcend Information, Inc.		43,000	146,544
Unified-President Enterprises Corp.		1,105,983	2,038,290
United Microelectronics Corp.		2,692,000	1,074,252
Vanguard International Semiconductor Corp.		205,000	390,696
Wistron Corp.		568,102	535,715
WPG Holding Co. Ltd.		341,000	431,567
Yuanta Financial Holding Co. Ltd.		2,202,952	940,280
Yulon Motor Co. Ltd.		195,000	176,141

TOTAL TAIWAN			123,967,060

Thailand - 2.1%
Advanced Info Service PCL		11,100	56,142
Advanced Info Service PCL (For. Reg.)		230,500	1,165,824
Airports of Thailand PCL (For. Reg.)		974,200	1,133,282
Bangkok Bank PCL (For. Reg.)		54,600	295,092
Bangkok Dusit Medical Services PCL		71,400	41,891
Bangkok Dusit Medical Services PCL (For. Reg.)		842,100	494,064
Bangkok Expressway and Metro PCL		1,521,900	316,696
Banpu PCL (For. Reg.)		450,200	249,822
BEC World PCL (For. Reg.)		197,700	106,849
Berli Jucker PCL (For. Reg)		273,600	343,977
BTS Group Holdings PCL		1,258,100	309,071
Bumrungrad Hospital PCL		7,800	39,564
Bumrungrad Hospital PCL (For. Reg.)		77,100	391,071
C.P. ALL PCL		23,800	41,960
C.P. ALL PCL (For. Reg.)		1,111,100	1,958,876
Central Pattana PCL (For. Reg.)		296,500	514,162
Charoen Pokphand Foods PCL (For. Reg.)		618,600	478,253
Delta Electronics PCL (For. Reg.)		108,500	288,497
Electricity Generating PCL (For. Reg.)		29,700	188,844
Energy Absolute PCL		242,600	189,312
Glow Energy PCL (For. Reg.)		114,200	270,647
Home Product Center PCL (For. Reg.)		884,706	248,025
Indorama Ventures PCL (For. Reg.)		331,300	351,887
IRPC PCL (For. Reg.)		2,192,500	354,855
Kasikornbank PCL		38,000	203,179
Kasikornbank PCL (For. Reg.)		373,400	1,996,503
KCE Electronics PCL		62,100	191,146
Krung Thai Bank PCL (For. Reg.)		816,070	467,000
Minor International PCL (For. Reg.)		475,980	512,435
PTT Exploration and Production PCL		15,600	43,847
PTT Exploration and Production PCL (For. Reg.)		306,739	862,149
PTT Global Chemical PCL		23,900	51,806
PTT Global Chemical PCL (For. Reg.)		456,439	989,391
PTT PCL		4,600	51,717
PTT PCL (For. Reg.)		224,300	2,521,754
Robinsons Department Store PCL (For. Reg.)		109,800	198,338
Siam Cement PCL (For. Reg.)		91,950	1,419,113
Siam Commercial Bank PCL (For. Reg.)		398,900	1,798,509
Thai Oil PCL (For. Reg.)		181,600	409,387
Thai Union Frozen Products PCL (For. Reg.)		428,120	263,554
TMB PCL (For. Reg.)		2,900,700	191,144
True Corp. PCL		181,500	34,359
True Corp. PCL (For. Reg.)		2,166,319	410,098

TOTAL THAILAND			22,444,092

Turkey - 1.1%
Akbank T.A.S.		519,240	1,390,215
Anadolu Efes Biracilik Ve Malt Sanayii A/S		44,025	248,140
Arcelik A/S		51,303	342,314
Bim Birlesik Magazalar A/S JSC		49,933	816,062
Coca-Cola Icecek Sanayi A/S		15,617	158,810
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		411,542	341,798
Eregli Demir ve Celik Fabrikalari T.A.S.		308,357	565,156
Ford Otomotiv Sanayi A/S		14,449	160,682
Haci Omer Sabanci Holding A/S		203,190	605,231
Koc Holding A/S		141,906	667,191
Petkim Petrokimya Holding A/S		147,259	203,562
TAV Havalimanlari Holding A/S		37,360	155,669
Tofas Turk Otomobil Fabrikasi A/S		33,836	281,780
Tupras Turkiye Petrol Rafinelleri A/S		29,324	738,889
Turk Hava Yollari AO (a)		117,631	200,691
Turk Sise ve Cam Fabrikalari A/S		166,611	209,205
Turk Telekomunikasyon A/S		119,919	215,398
Turkcell Iletisim Hizmet A/S		208,982	730,153
Turkiye Garanti Bankasi A/S		543,192	1,466,578
Turkiye Halk Bankasi A/S		138,781	460,266
Turkiye Is Bankasi A/S Series C		347,957	686,715
Turkiye Vakiflar Bankasi TAO		158,114	270,204
Ulker Biskuvi Sanayi A/S		33,339	189,412
Yapi ve Kredi Bankasi A/S (a)		184,587	223,981

TOTAL TURKEY			11,328,102

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC		447,811	843,684
Aldar Properties PJSC		744,574	433,811
DP World Ltd.		37,941	775,514
Dubai Islamic Bank Pakistan Ltd. (a)		284,501	454,675
Dubai Parks and Resorts PJSC (a)		700,415	184,019
Emaar Malls Group PJSC (a)		432,664	302,735
Emaar Properties PJSC		805,962	1,575,499
Emirates Telecommunications Corp.		383,130	1,820,207
National Bank of Abu Dhabi PJSC (a)		322,788	966,694

TOTAL UNITED ARAB EMIRATES			7,356,838

United States of America - 0.3%
Southern Copper Corp. (b)		20,051	709,204
Yum China Holdings, Inc.		83,166	2,837,624

TOTAL UNITED STATES OF AMERICA			3,546,828

TOTAL COMMON STOCKS
(Cost $868,883,678)			975,360,332

Nonconvertible Preferred Stocks - 4.3%
Brazil - 3.0%
Banco Bradesco SA (PN)		633,904	6,672,463
Braskem SA (PN-A)		35,100	377,535
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		51,900	374,446
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		36,300	820,568
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)		173,095	484,266
Companhia Paranaense de Energia-Copel (PN-B)		22,400	205,859
Gerdau SA (PN)		211,700	653,632
Itau Unibanco Holding SA		735,921	9,102,648
Itausa-Investimentos Itau SA (PN)		889,356	2,771,138
Lojas Americanas SA (PN)		160,384	850,921
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		901,600	3,968,227
Suzano Papel e Celulose SA		91,100	384,887
Telefonica Brasil SA		102,500	1,527,142
Vale SA (PN-A)		432,900	3,581,530

TOTAL BRAZIL			31,775,262

Chile - 0.1%
Embotelladora Andina SA Class B		55,746	230,951
Sociedad Quimica y Minera de Chile SA (PN-B)		22,160	783,497

TOTAL CHILE			1,014,448

Colombia - 0.2%
Bancolombia SA (PN) (a)		104,115	1,016,378
Grupo Aval Acciones y Valores SA		745,897	295,367
Grupo de Inversiones Suramerica SA		25,237	323,054

TOTAL COLOMBIA			1,634,799

Korea (South) - 0.8%
AMOREPACIFIC Corp.		2,210	369,110
Hyundai Motor Co.		6,466	524,624
Hyundai Motor Co. Series 2		8,328	726,943
LG Chemical Ltd.		1,883	301,254
LG Household & Health Care Ltd.		499	234,674
Samsung Electronics Co. Ltd.		4,002	6,166,936

TOTAL KOREA (SOUTH)			8,323,541

Russia - 0.2%
AK Transneft OAO (a)		355	1,201,651
Surgutneftegas OJSC (a)		1,579,712	846,621

TOTAL RUSSIA			2,048,272

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $40,466,033)			44,796,322
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25
(Cost $52,909)	INR	264,162	57,223

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.47% 5/25/17(d)
(Cost $1,999,377)		$2,000,000	1,999,106
		Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.85% (e)		16,092,856	16,096,075
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)		35,359,150	35,362,686
TOTAL MONEY MARKET FUNDS
(Cost $51,457,711)			51,458,761
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $962,859,708)			1,073,671,744
NET OTHER ASSETS (LIABILITIES) - (3.0)%			(30,843,838)
NET ASSETS - 100%			$1,042,827,906

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
456 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	22,321,200	$636,292

The face value of futures purchased as a percentage of Net Assets is 2.1%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $922,587.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,384
Fidelity Securities Lending Cash Central Fund	34,998
Total	$105,382

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$107,142,901	$87,187,952	$18,989,481	$965,468
Consumer Staples	70,628,254	70,580,306	--	47,948
Energy	73,278,145	56,976,907	16,301,238	--
Financials	244,978,780	227,824,859	17,153,921	--
Health Care	24,049,483	23,003,652	1,045,831	--
Industrials	59,420,033	58,091,156	--	1,328,877
Information Technology	256,198,419	165,719,230	90,479,187	2
Materials	74,450,694	64,069,989	10,317,829	62,876
Real Estate	25,813,762	25,331,038	--	482,724
Telecommunication Services	56,629,525	32,228,875	24,400,650	--
Utilities	27,566,658	25,228,157	2,338,501	--
Corporate Bonds	57,223	--	57,223	--
Government Obligations	1,999,106	--	1,999,106	--
Money Market Funds	51,458,761	51,458,761	--	--
Total Investments in Securities:	$1,073,671,744	$887,700,882	$183,082,967	$2,887,895
Derivative Instruments:
Assets
Futures Contracts	$636,292	$636,292	$--	$--
Total Assets	$636,292	$636,292	$--	$--
Total Derivative Instruments:	$636,292	$636,292	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$20,341,557
Level 2 to Level 1	$12,886,224

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$636,292	$0
Total Equity Risk	636,292	0
Total Value of Derivatives	$636,292	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,536,778) — See accompanying schedule: Unaffiliated issuers (cost $911,401,997)	$1,022,212,983
Fidelity Central Funds (cost $51,457,711)	51,458,761
Total Investments (cost $962,859,708)		$1,073,671,744
Foreign currency held at value (cost $5,849,605)		5,779,142
Receivable for investments sold		12,846
Receivable for fund shares sold		2,853,072
Dividends receivable		808,285
Distributions receivable from Fidelity Central Funds		20,091
Receivable for daily variation margin for derivative instruments		75,076
Other receivables		3,988
Total assets		1,083,224,244
Liabilities
Payable for investments purchased	$1,801,697
Payable for fund shares redeemed	2,387,527
Accrued management fee	75,472
Other affiliated payables	34,560
Other payables and accrued expenses	736,517
Collateral on securities loaned	35,360,565
Total liabilities		40,396,338
Net Assets		$1,042,827,906
Net Assets consist of:
Paid in capital		$1,001,390,269
Undistributed net investment income		3,795,225
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,043,193)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		110,685,605
Net Assets		$1,042,827,906
Investor Class:
Net Asset Value, offering price and redemption price per share ($25,930,828 ÷ 2,682,586 shares)		$9.67
Premium Class:
Net Asset Value, offering price and redemption price per share ($664,905,860 ÷ 68,770,663 shares)		$9.67
Institutional Class:
Net Asset Value, offering price and redemption price per share ($199,045,179 ÷ 20,563,687 shares)		$9.68
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($152,946,039 ÷ 15,804,203 shares)		$9.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$7,819,373
Interest		8,155
Income from Fidelity Central Funds		105,382
Income before foreign taxes withheld		7,932,910
Less foreign taxes withheld		(892,509)
Total income		7,040,401
Expenses
Management fee	$389,411
Transfer agent fees	183,365
Independent trustees' fees and expenses	1,654
Interest	204
Miscellaneous	1,386
Total expenses before reductions	576,020
Expense reductions	(14)	576,006
Net investment income (loss)		6,464,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,201,065)
Fidelity Central Funds	(1,981)
Foreign currency transactions	(266,067)
Futures contracts	1,391,539
Total net realized gain (loss)		(4,077,574)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $349,097)	74,985,019
Assets and liabilities in foreign currencies	(7,788)
Futures contracts	424,988
Total change in net unrealized appreciation (depreciation)		75,402,219
Net gain (loss)		71,324,645
Net increase (decrease) in net assets resulting from operations		$77,789,040

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,464,395	$12,935,814
Net realized gain (loss)	(4,077,574)	(52,680,099)
Change in net unrealized appreciation (depreciation)	75,402,219	107,344,215
Net increase (decrease) in net assets resulting from operations	77,789,040	67,599,930
Distributions to shareholders from net investment income	(12,638,479)	(11,347,194)
Share transactions - net increase (decrease)	192,653,324	211,661,406
Redemption fees	107,289	99,407
Total increase (decrease) in net assets	257,911,174	268,013,549
Net Assets
Beginning of period	784,916,732	516,903,183
End of period	$1,042,827,906	$784,916,732
Other Information
Undistributed net investment income end of period	$3,795,225	$9,969,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.02	$8.41	$10.16	$10.04	$9.76	$9.54
Income from Investment Operations
Net investment income (loss)A	.06	.17	.24	.25	.26	.27
Net realized and unrealized gain (loss)	.72	.61	(1.82)	.06	.19	(.06)
Total from investment operations	.78	.78	(1.58)	.31	.45	.21
Distributions from net investment income	(.13)	(.17)	(.17)	(.19)	(.12)	–
Distributions from net realized gain	–	–	–	–	(.06)	(.03)
Total distributions	(.13)	(.17)	(.17)	(.19)	(.19)B	(.03)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	.02	.04
Net asset value, end of period	$9.67	$9.02	$8.41	$10.16	$10.04	$9.76
Total ReturnD,E	8.76%	9.76%	(15.68)%	3.18%	4.78%	2.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.30%H	.41%	.46%	.46%	.47%	.46%
Expenses net of fee waivers, if any	.30%H	.31%	.31%	.31%	.32%	.33%
Expenses net of all reductions	.30%H	.31%	.31%	.31%	.32%	.33%
Net investment income (loss)	1.33%H	2.05%	2.55%	2.50%	2.56%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$25,931	$19,862	$23,983	$16,792	$10,259	$44,554
Portfolio turnover rateI	7%H	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.03	$8.42	$10.17	$10.05	$9.77	$9.54
Income from Investment Operations
Net investment income (loss)A	.07	.18	.25	.26	.26	.28
Net realized and unrealized gain (loss)	.71	.61	(1.82)	.06	.21	(.06)
Total from investment operations	.78	.79	(1.57)	.32	.47	.22
Distributions from net investment income	(.14)	(.18)	(.18)	(.20)	(.14)	–
Distributions from net realized gain	–	–	–	–	(.06)	(.03)
Total distributions	(.14)	(.18)	(.18)	(.20)	(.20)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	.04
Net asset value, end of period	$9.67	$9.03	$8.42	$10.17	$10.05	$9.77
Total ReturnC,D	8.81%	9.87%	(15.57)%	3.30%	4.93%	2.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G	.27%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.14%G	.18%	.20%	.20%	.20%	.22%
Expenses net of all reductions	.14%G	.18%	.20%	.20%	.20%	.22%
Net investment income (loss)	1.49%G	2.18%	2.66%	2.61%	2.68%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$664,906	$583,548	$443,052	$323,342	$210,071	$51,728
Portfolio turnover rateH	7%G	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$8.43	$10.18	$10.06	$9.79	$9.54
Income from Investment Operations
Net investment income (loss)A	.07	.18	.25	.26	.27	.28
Net realized and unrealized gain (loss)	.71	.62	(1.81)	.06	.20	(.04)
Total from investment operations	.78	.80	(1.56)	.32	.47	.24
Distributions from net investment income	(.14)	(.19)	(.19)	(.20)	(.15)	–
Distributions from net realized gain	–	–	–	–	(.06)	(.03)
Total distributions	(.14)	(.19)	(.19)	(.20)	(.21)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	.04
Net asset value, end of period	$9.68	$9.04	$8.43	$10.18	$10.06	$9.79
Total ReturnC,D	8.84%	9.94%	(15.49)%	3.37%	4.91%	2.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.20%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.11%G	.12%	.13%	.13%	.13%	.15%
Expenses net of all reductions	.11%G	.12%	.13%	.13%	.13%	.15%
Net investment income (loss)	1.52%G	2.24%	2.73%	2.68%	2.74%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$199,045	$181,237	$49,626	$21,598	$474	$517
Portfolio turnover rateH	7%G	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$8.43	$10.18	$10.06	$9.79	$9.54
Income from Investment Operations
Net investment income (loss)A	.07	.19	.26	.27	.26	.28
Net realized and unrealized gain (loss)	.71	.61	(1.82)	.06	.21	(.04)
Total from investment operations	.78	.80	(1.56)	.33	.47	.24
Distributions from net investment income	(.14)	(.19)	(.19)	(.21)	(.15)	–
Distributions from net realized gain	–	–	–	–	(.06)	(.03)
Total distributions	(.14)	(.19)	(.19)	(.21)	(.21)	(.03)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	.04
Net asset value, end of period	$9.68	$9.04	$8.43	$10.18	$10.06	$9.79
Total ReturnC,D	8.86%	9.98%	(15.46)%	3.40%	4.95%	2.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.19%	.25%	.25%	.24%	.25%
Expenses net of fee waivers, if any	.09%G	.10%	.10%	.10%	.10%	.12%
Expenses net of all reductions	.09%G	.10%	.10%	.10%	.10%	.12%
Net investment income (loss)	1.54%G	2.26%	2.76%	2.71%	2.78%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$152,946	$269	$243	$111	$7,372	$80
Portfolio turnover rateH	7%G	25%	1%	8%	33%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2	1.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9	0.9
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	0.9	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.9	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.7	0.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.7	0.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.6	0.6
	8.5

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	22.4
Industrials	11.6	11.1
Consumer Discretionary	11.3	10.9
Information Technology	10.1	9.2
Consumer Staples	9.2	10.1
Health Care	7.7	8.0
Materials	7.3	6.8
Energy	6.6	6.3
Telecommunication Services	4.6	4.6
Real Estate	3.0	3.3

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	15.6%
United Kingdom	11.1%
France	6.6%
Canada	6.6%
Germany	6.5%
Switzerland	5.9%
Australia	4.9%
Korea (South)	3.4%
Cayman Islands	3.3%
Other*	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	16.3%
United Kingdom	10.8%
Canada	6.8%
France	6.1%
Germany	6.1%
Switzerland	5.7%
United States of America*	5.2%
Australia	4.7%
Korea (South)	3.2%
Other	35.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.0	0.1

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Global ex U.S. Index Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
		Shares	Value
Australia - 4.9%
AGL Energy Ltd.		87,707	$1,757,463
Alumina Ltd.		322,654	444,550
Amcor Ltd.		150,933	1,775,523
AMP Ltd.		385,216	1,546,091
APA Group unit		145,275	996,442
Aristocrat Leisure Ltd.		70,585	1,038,054
ASX Ltd.		25,173	956,049
Aurizon Holdings Ltd.		267,289	1,030,752
Australia & New Zealand Banking Group Ltd.		381,559	9,359,905
Bank of Queensland Ltd.		50,297	450,819
Bendigo & Adelaide Bank Ltd.		61,485	567,212
BHP Billiton Ltd.		418,497	7,450,898
Boral Ltd.		152,658	704,152
Brambles Ltd.		206,904	1,601,973
Caltex Australia Ltd.		33,962	759,616
Challenger Ltd.		74,285	735,357
Cimic Group Ltd.		12,335	342,026
Coca-Cola Amatil Ltd.		74,543	523,013
Cochlear Ltd.		7,461	781,481
Commonwealth Bank of Australia		224,607	14,699,432
Computershare Ltd.		60,438	667,073
Crown Ltd.		47,629	445,807
CSL Ltd.		59,414	5,897,044
DEXUS Property Group unit		126,139	963,419
Dominos Pizza Enterprises Ltd.		8,258	377,941
DUET Group		317,172	717,245
Flight Centre Travel Group Ltd.		7,620	179,449
Fortescue Metals Group Ltd.		202,831	806,482
Goodman Group unit		233,049	1,415,253
Harvey Norman Holdings Ltd.		70,673	221,735
Healthscope Ltd.		230,905	382,113
Incitec Pivot Ltd.		219,694	623,481
Insurance Australia Group Ltd.		308,450	1,434,307
Lendlease Group unit		72,323	868,112
Macquarie Group Ltd.		39,929	2,780,592
Medibank Private Ltd.		358,443	781,050
Mirvac Group unit		482,500	820,142
National Australia Bank Ltd.		346,322	8,817,081
Newcrest Mining Ltd.		99,888	1,582,686
Orica Ltd.		48,797	677,071
Origin Energy Ltd.		228,495	1,228,477
Qantas Airways Ltd.		59,131	187,736
QBE Insurance Group Ltd.		178,729	1,722,421
Ramsay Health Care Ltd.		18,400	987,877
realestate.com.au Ltd.		6,677	307,434
Rio Tinto Ltd.		55,289	2,502,240
Santos Ltd.		238,122	620,504
Scentre Management Ltd. A/S Trustee South Carolina unit		693,808	2,239,146
SEEK Ltd.		43,072	549,579
Sonic Healthcare Ltd.		51,364	849,612
South32 Ltd.		693,501	1,437,140
SP AusNet		232,822	305,090
Stockland Corp. Ltd. unit		313,092	1,137,050
Suncorp Group Ltd.		168,151	1,737,578
Sydney Airport unit		143,566	740,690
Tabcorp Holdings Ltd.		109,127	388,143
Tatts Group Ltd.		191,283	615,901
Telstra Corp. Ltd.		544,671	1,720,927
The GPT Group unit		234,213	920,738
TPG Telecom Ltd.		45,384	200,503
TPG Telecom Ltd. rights 5/12/17 (a)		3,644	1,774
Transurban Group unit		266,211	2,431,933
Treasury Wine Estates Ltd.		96,148	863,947
Vicinity Centers unit		438,250	945,105
Vocus Group Ltd.		69,585	175,595
Wesfarmers Ltd.		147,386	4,745,593
Westfield Corp. unit		257,226	1,748,906
Westpac Banking Corp.		436,119	11,432,761
Woodside Petroleum Ltd.		98,808	2,380,916
Woolworths Ltd.		167,900	3,379,448

TOTAL AUSTRALIA			126,483,655

Austria - 0.1%
Andritz AG		9,527	526,879
Erste Group Bank AG		39,192	1,401,146
OMV AG		19,175	883,012
Raiffeisen International Bank-Holding AG (a)		14,805	337,540
Voestalpine AG		14,817	619,056

TOTAL AUSTRIA			3,767,633

Bailiwick of Jersey - 0.9%
Experian PLC		123,919	2,665,841
Glencore Xstrata PLC		1,594,409	6,270,611
Petrofac Ltd.		34,429	363,205
Randgold Resources Ltd.		12,213	1,074,334
Shire PLC		117,720	6,940,628
Wolseley PLC		32,948	2,094,081
WPP PLC		166,669	3,568,971

TOTAL BAILIWICK OF JERSEY			22,977,671

Belgium - 0.8%
Ageas		25,384	1,039,670
Anheuser-Busch InBev SA NV		99,324	11,200,804
Colruyt NV		8,764	450,076
Groupe Bruxelles Lambert SA		10,524	1,008,928
KBC Groep NV		32,702	2,361,045
Proximus		19,686	602,254
Solvay SA Class A		9,652	1,227,501
Telenet Group Holding NV (a)		6,943	421,713
UCB SA		16,452	1,282,438
Umicore SA		12,382	724,965

TOTAL BELGIUM			20,319,394

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)		442,000	172,178
Alibaba Pictures Group Ltd. (a)		1,470,000	238,122
Beijing Enterprises Water Group Ltd.		576,000	441,348
Brilliance China Automotive Holdings Ltd.		392,000	657,168
Cheung Kong Infrastructure Holdings Ltd.		86,000	753,489
China Gas Holdings Ltd.		228,000	357,608
China Resource Gas Group Ltd.		118,000	398,221
Cosco Shipping Ports Ltd.		208,707	228,607
Credicorp Ltd. (United States)		8,767	1,347,137
GOME Electrical Appliances Holdings Ltd.		1,569,104	213,831
Haier Electronics Group Co. Ltd.		168,000	390,067
Hanergy Thin Film Power Group Ltd. (a)		576,000	1
HengTen Networks Group Ltd. (a)		2,704,000	50,754
Hongkong Land Holdings Ltd.		153,336	1,182,221
Jardine Matheson Holdings Ltd.		32,576	2,102,129
Jardine Strategic Holdings Ltd.		28,800	1,217,376
Kerry Properties Ltd.		86,000	321,739
Kunlun Energy Co. Ltd.		430,000	388,630
Li & Fung Ltd.		790,000	331,099
Nine Dragons Paper (Holdings) Ltd.		212,000	228,943
NWS Holdings Ltd.		204,289	383,977
Shangri-La Asia Ltd.		160,000	229,149
Yue Yuen Industrial (Holdings) Ltd.		99,000	391,375

TOTAL BERMUDA			12,025,169

Brazil - 1.0%
AES Tiete Energia SA unit		25,587	108,747
Ambev SA		614,700	3,536,309
Banco Bradesco SA		112,424	1,152,912
Banco do Brasil SA		112,000	1,159,150
Banco Santander SA (Brasil) unit		54,300	469,087
BB Seguridade Participacoes SA		91,200	858,830
BM&F BOVESPA SA		269,166	1,612,087
BR Malls Participacoes SA		77,600	343,498
Brasil Foods SA		79,400	995,361
CCR SA		158,000	881,083
Centrais Eletricas Brasileiras SA (Electrobras) (a)		27,600	157,041
Cielo SA		159,271	1,209,317
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		44,500	410,364
Companhia Siderurgica Nacional SA (CSN) (a)		78,800	192,404
Cosan SA Industria e Comercio		16,300	190,575
CPFL Energia SA		26,582	217,745
Drogasil SA (a)		30,100	639,639
Duratex SA		41,549	116,896
EDP Energias do Brasil SA		41,481	175,383
Embraer SA		86,900	420,530
ENGIE Brasil Energia SA		23,500	251,729
Equatorial Energia SA		25,900	469,114
Fibria Celulose SA		31,600	292,699
Hypermarcas SA		46,200	437,539
Itausa-Investimentos Itau SA (a)		7,850	24,361
Itausa-Investimentos Itau SA (a)		308	896
JBS SA		90,700	293,470
Klabin SA unit		70,300	349,944
Kroton Educacional SA		180,152	848,529
Localiza Rent A Car SA		20,180	300,724
Lojas Americanas SA		24,750	106,671
Lojas Renner SA		83,800	780,959
M. Dias Branco SA		12,600	193,443
Multiplan Empreendimentos Imobiliarios SA		11,022	235,091
Natura Cosmeticos SA		22,600	215,387
Odontoprev SA		32,600	117,601
Petroleo Brasileiro SA - Petrobras (ON) (a)		387,000	1,750,861
Porto Seguro SA		13,900	125,772
Qualicorp SA		29,600	210,759
Rumo SA (a)		104,700	287,970
Sul America SA unit		25,047	132,493
TIM Participacoes SA		110,400	356,864
Ultrapar Participacoes SA		47,200	1,047,187
Vale SA		167,500	1,449,638
Weg SA (a)		75,100	418,793

TOTAL BRAZIL			25,545,452

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		278,852	214,740
Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		29,332	1,402,083
Agrium, Inc.		17,098	1,604,773
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		54,720	2,516,627
AltaGas Ltd.		21,533	482,542
ARC Resources Ltd.		45,794	601,171
ATCO Ltd. Class I (non-vtg.)		9,878	359,430
Bank of Montreal		84,159	5,959,349
Bank of Nova Scotia		157,395	8,749,227
Barrick Gold Corp.		151,832	2,538,227
BCE, Inc.		19,784	900,755
BlackBerry Ltd. (a)		65,079	607,859
Bombardier, Inc. Class B (sub. vtg.) (a)		251,290	388,427
Brookfield Asset Management, Inc. Class A		115,786	4,280,108
CAE, Inc.		34,922	533,404
Cameco Corp.		51,547	494,304
Canadian Imperial Bank of Commerce		51,740	4,178,847
Canadian National Railway Co.		99,975	7,226,500
Canadian Natural Resources Ltd.		144,063	4,588,740
Canadian Pacific Railway Ltd.		18,109	2,774,754
Canadian Tire Ltd. Class A (non-vtg.)		8,870	1,082,555
Canadian Utilities Ltd. Class A (non-vtg.)		16,504	475,757
CCL Industries, Inc. Class B		3,635	841,478
Cenovus Energy, Inc.		132,958	1,325,635
CGI Group, Inc. Class A (sub. vtg.) (a)		28,351	1,368,275
CI Financial Corp.		31,343	613,060
Constellation Software, Inc.		2,484	1,136,102
Crescent Point Energy Corp.		70,437	697,120
Dollarama, Inc.		14,513	1,270,505
Eldorado Gold Corp.		95,457	348,947
Element Financial Corp.		50,330	442,077
Emera, Inc.		6,467	223,849
Empire Co. Ltd. Class A (non-vtg.)		21,844	336,529
Enbridge, Inc.		212,267	8,798,262
Encana Corp.		126,704	1,356,101
Fairfax Financial Holdings Ltd. (sub. vtg.)		3,001	1,371,835
Finning International, Inc.		22,172	421,659
First Capital Realty, Inc.		16,886	245,426
First Quantum Minerals Ltd.		89,813	855,989
Fortis, Inc.		52,106	1,695,578
Franco-Nevada Corp.		23,207	1,578,358
George Weston Ltd.		6,642	596,493
Gildan Activewear, Inc.		28,649	803,192
Goldcorp, Inc.		111,185	1,549,202
Great-West Lifeco, Inc.		38,536	1,036,623
H&R REIT/H&R Finance Trust		18,512	314,082
Husky Energy, Inc. (a)		45,748	528,177
Hydro One Ltd.		23,623	416,026
IGM Financial, Inc.		12,776	383,828
Imperial Oil Ltd.		38,645	1,124,203
Industrial Alliance Insurance and Financial Services, Inc.		13,383	564,614
Intact Financial Corp.		17,053	1,168,181
Inter Pipeline Ltd.		46,739	952,208
International Petroleum Corp. (a)		7,801	28,360
Jean Coutu Group, Inc. Class A (sub. vtg.)		11,104	181,725
Keyera Corp.		24,012	664,572
Kinross Gold Corp. (a)		162,044	563,869
Linamar Corp.		6,198	263,530
Loblaw Companies Ltd.		28,900	1,621,940
Magna International, Inc. Class A (sub. vtg.)		50,099	2,092,704
Manulife Financial Corp.		257,138	4,509,640
Methanex Corp.		11,683	536,885
Metro, Inc. Class A (sub. vtg.)		30,243	1,036,422
National Bank of Canada		43,994	1,709,741
Onex Corp. (sub. vtg.)		10,690	771,296
Open Text Corp.		34,058	1,180,884
Pembina Pipeline Corp.		51,421	1,638,631
Peyto Exploration & Development Corp.		21,404	389,491
Potash Corp. of Saskatchewan, Inc.		109,368	1,844,366
Power Corp. of Canada (sub. vtg.)		48,564	1,125,292
Power Financial Corp.		32,524	826,532
PrairieSky Royalty Ltd.		26,670	581,248
Restaurant Brands International, Inc.		28,676	1,609,578
Restaurant Brands International, Inc.		304	17,076
RioCan (REIT)		21,416	406,811
Rogers Communications, Inc. Class B (non-vtg.)		47,126	2,160,812
Royal Bank of Canada		193,592	13,255,957
Saputo, Inc.		33,215	1,092,040
Seven Generations Energy Ltd. (a)		31,513	557,979
Shaw Communications, Inc. Class B		54,359	1,152,448
Silver Wheaton Corp.		57,465	1,146,732
Smart (REIT)		8,655	205,176
SNC-Lavalin Group, Inc.		18,940	761,735
Sun Life Financial, Inc.		79,863	2,820,553
Suncor Energy, Inc.		216,965	6,799,577
Teck Resources Ltd. Class B (sub. vtg.)		73,869	1,532,523
TELUS Corp. (a)		25,279	841,121
The Toronto-Dominion Bank		242,072	11,390,267
Thomson Reuters Corp.		43,067	1,957,032
Tourmaline Oil Corp. (a)		29,652	582,592
TransCanada Corp.		112,543	5,225,432
Turquoise Hill Resources Ltd. (a)		133,260	363,157
Valeant Pharmaceuticals International, Inc. (Canada) (a)		42,882	396,658
Veresen, Inc.		41,085	458,389
Vermilion Energy, Inc.		15,225	536,034
West Fraser Timber Co. Ltd.		8,647	388,562
Yamana Gold, Inc.		124,502	334,729

TOTAL CANADA			163,669,151

Cayman Islands - 3.3%
3SBio, Inc. (a)		136,000	181,488
58.com, Inc. ADR (a)(b)		11,056	437,596
AAC Technology Holdings, Inc.		96,000	1,409,451
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		146,329	16,901,000
Anta Sports Products Ltd.		140,000	393,271
ASM Pacific Technology Ltd.		31,600	470,444
Baidu.com, Inc. sponsored ADR (a)		35,441	6,387,531
Belle International Holdings Ltd.		789,000	534,565
Casetek Holdings		17,000	50,342
Chailease Holding Co. Ltd.		137,816	350,662
Cheung Kong Property Holdings Ltd.		350,716	2,515,952
China Conch Venture Holdings Ltd.		175,000	348,724
China Huishan Dairy Holdings Co. Ltd.		461,000	24,892
China Medical System Holdings Ltd.		157,000	271,276
China Mengniu Dairy Co. Ltd.		357,000	691,203
China Resources Land Ltd.		360,634	1,001,458
China State Construction International Holdings Ltd.		236,000	428,410
CK Hutchison Holdings Ltd.		352,216	4,399,106
Country Garden Holdings Co. Ltd.		709,644	675,126
Ctrip.com International Ltd. ADR (a)(b)		48,635	2,456,554
ENN Energy Holdings Ltd.		99,000	537,106
Evergrande Real Estate Group Ltd. (b)		534,000	570,499
Fullshare Holdings Ltd. (b)		870,000	281,859
GCL-Poly Energy Holdings Ltd. (a)(b)		1,679,000	202,904
Geely Automobile Holdings Ltd.		695,000	938,181
Haitian International Holdings Ltd.		86,000	210,734
Hengan International Group Co. Ltd.		94,000	703,337
JD.com, Inc. sponsored ADR (a)		88,095	3,089,492
Kingsoft Corp. Ltd.		101,000	288,262
Longfor Properties Co. Ltd.		195,000	337,938
Melco Crown Entertainment Ltd. sponsored ADR		24,760	543,482
MGM China Holdings Ltd.		120,000	273,374
NetEase, Inc. ADR		10,367	2,751,298
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		17,425	1,124,610
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)		11,700	4,182
Sands China Ltd.		315,200	1,430,452
Semiconductor Manufacturing International Corp. (a)		364,100	459,950
Shenzhou International Group Holdings Ltd.		73,000	480,513
Shimao Property Holdings Ltd.		155,000	249,089
SINA Corp.		7,374	566,397
Sino Biopharmaceutical Ltd.		577,000	474,754
SOHO China Ltd.		260,500	141,999
Sunac China Holdings Ltd.		257,000	335,030
Sunny Optical Technology Group Co. Ltd.		93,000	765,201
TAL Education Group ADR (a)(b)		5,645	672,376
Tencent Holdings Ltd.		741,000	23,218,004
Tingyi (Cayman Islands) Holding Corp.		258,000	331,358
Vipshop Holdings Ltd. ADR (a)		52,884	733,501
Want Want China Holdings Ltd.		737,000	530,601
Weibo Corp. sponsored ADR (a)(b)		4,200	234,612
WH Group Ltd.		1,049,000	937,287
Wynn Macau Ltd.		206,400	453,752
YY, Inc. ADR (a)		4,033	197,496
Zhen Ding Technology Holding Ltd.		52,302	122,176

TOTAL CAYMAN ISLANDS			84,120,857

Chile - 0.2%
AES Gener SA		379,550	142,742
Aguas Andinas SA		343,689	194,656
Banco de Chile (a)		3,326,326	401,210
Banco de Credito e Inversiones (a)		4,784	267,369
Banco Santander Chile		8,546,227	504,523
Cencosud SA		184,556	525,403
Colbun SA		1,051,708	232,906
Compania Cervecerias Unidas SA		19,058	245,402
Compania de Petroleos de Chile SA (COPEC)		59,143	659,306
CorpBanca SA (a)		20,147,413	183,632
Empresa Nacional de Electricidad SA		424,725	325,370
Empresa Nacional de Telecomunicaciones SA (ENTEL)		19,522	234,005
Empresas CMPC SA		166,045	385,702
Enel Chile SA		2,478,241	273,555
Enersis SA		3,744,455	743,555
LATAM Airlines Group SA		39,930	503,459
S.A.C.I. Falabella		79,226	631,287

TOTAL CHILE			6,454,082

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		3,206,000	1,479,689
Air China Ltd. (H Shares)		226,000	200,189
Aluminum Corp. of China Ltd. (H Shares)(a)		498,000	245,211
Anhui Conch Cement Co. Ltd. (H Shares)		160,500	562,282
AviChina Industry & Technology Co. Ltd. (H Shares)		289,000	192,831
Bank Communications Co. Ltd.:
rights (a)		2,278	0
(H Shares)		1,139,000	877,128
Bank of China Ltd. (H Shares)		10,352,000	5,017,393
Beijing Capital International Airport Co. Ltd. (H Shares)		196,000	276,676
BYD Co. Ltd. (H Shares)		83,000	489,249
CGN Power Co. Ltd. (H Shares)		1,381,000	417,229
China Cinda Asset Management Co. Ltd. (H Shares)		1,153,000	438,767
China CITIC Bank Corp. Ltd. (H Shares)		1,161,000	735,854
China Coal Energy Co. Ltd. (H Shares) (a)		260,000	126,351
China Communications Construction Co. Ltd. (H Shares)		576,000	792,353
China Communications Services Corp. Ltd. (H Shares)		322,000	183,389
China Construction Bank Corp. (H Shares)		10,965,000	8,909,190
China Everbright Bank Co. Ltd. (H Shares)		409,000	191,924
China Galaxy Securities Co. Ltd. (H Shares)		392,500	358,270
China Huarong Asset Management Co. Ltd.		820,000	345,780
China Life Insurance Co. Ltd. (H Shares)		969,000	2,947,955
China Longyuan Power Grid Corp. Ltd. (H Shares)		401,000	308,805
China Merchants Bank Co. Ltd. (H Shares)		507,751	1,318,605
China Minsheng Banking Corp. Ltd. (H Shares)		767,500	755,822
China National Building Materials Co. Ltd. (H Shares)		364,000	242,406
China Oilfield Services Ltd. (H Shares)		234,000	216,000
China Pacific Insurance (Group) Co. Ltd. (H Shares)		343,200	1,268,521
China Petroleum & Chemical Corp. (H Shares)		3,324,000	2,699,267
China Railway Construction Corp. Ltd. (H Shares)		250,000	349,689
China Railway Group Ltd. (H Shares)		520,000	441,225
China Shenhua Energy Co. Ltd. (H Shares)		442,500	1,031,961
China Southern Airlines Ltd. (H Shares)		222,000	147,841
China Telecom Corp. Ltd. (H Shares)		1,800,000	879,364
China Vanke Co. Ltd. (H Shares)		171,300	434,727
Chongqing Changan Automobile Co. Ltd. (B Shares)		101,400	134,273
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		332,000	228,352
CITIC Securities Co. Ltd. (H Shares)		279,500	586,428
CRRC Corp. Ltd. (H Shares)		541,950	528,827
Dongfeng Motor Group Co. Ltd. (H Shares)		362,000	380,693
Fuyao Glass Industries Group Co. Ltd.		64,000	226,269
GF Securities Co. Ltd. (H Shares)		179,800	372,159
Great Wall Motor Co. Ltd. (H Shares)		407,000	441,621
Guangzhou Automobile Group Co. Ltd. (H Shares)		278,000	432,457
Guangzhou R&F Properties Co. Ltd. (H Shares)		124,800	210,183
Haitong Securities Co. Ltd. (H Shares)		398,800	658,313
Huaneng Power International, Inc. (H Shares)		552,000	381,089
Huaneng Renewables Corp. Ltd. (H Shares)		522,000	182,537
Huatai Securities Co. Ltd. (H Shares)		192,600	373,396
Industrial & Commercial Bank of China Ltd. (H Shares)		9,615,000	6,279,507
Jiangsu Expressway Co. Ltd. (H Shares)		158,000	233,191
Jiangxi Copper Co. Ltd. (H Shares)		158,000	246,597
New China Life Insurance Co. Ltd. (H Shares)		101,500	501,736
People's Insurance Co. of China Group (H Shares)		915,000	377,606
PetroChina Co. Ltd. (H Shares)		2,748,000	1,930,694
PICC Property & Casualty Co. Ltd. (H Shares)		599,289	964,613
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		679,500	3,826,274
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		256,000	186,610
Shanghai Electric Group Co. Ltd. (H Shares) (a)		366,000	172,687
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		53,500	201,871
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		87,040	138,829
Shanghai Pharma Holding Co. Ltd. (H Shares)		90,300	239,148
Sinopec Engineering Group Co. Ltd. (H Shares)		155,000	151,446
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		455,000	254,456
Sinopharm Group Co. Ltd. (H Shares)		154,800	694,559
Sinotrans Ltd. (H Shares)		264,000	118,791
TravelSky Technology Ltd. (H Shares)		125,000	329,440
Tsingtao Brewery Co. Ltd. (H Shares)		48,000	215,984
Weichai Power Co. Ltd. (H Shares)		126,800	205,727
Yanzhou Coal Mining Co. Ltd. (H Shares)		248,000	214,575
Zhejiang Expressway Co. Ltd. (H Shares)		186,000	231,473
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		73,000	375,870
Zijin Mng Group Co. Ltd. (H Shares)		720,000	254,553
ZTE Corp. (H Shares)		102,280	197,240

TOTAL CHINA			58,562,017

Colombia - 0.1%
Cementos Argos SA (a)		60,215	243,562
Corporacion Financiera Colombiana SA		11,675	112,067
Ecopetrol SA		642,390	296,958
Grupo de Inversiones Suramerica SA		31,097	411,174
Interconexion Electrica SA ESP		51,789	205,255
Inversiones Argos SA (a)		38,029	263,695

TOTAL COLOMBIA			1,532,711

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		20,981	366,191
Komercni Banka A/S		10,082	390,626
MONETA Money Bank A/S		64,365	207,862
Telefonica Czech Rep A/S		8,264	97,565

TOTAL CZECH REPUBLIC			1,062,244

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		491	814,708
Series B		851	1,468,004
Carlsberg A/S Series B		13,951	1,392,393
Christian Hansen Holding A/S		12,882	868,201
Coloplast A/S Series B		15,461	1,323,861
Danske Bank A/S		89,827	3,262,490
DONG Energy A/S		19,190	755,993
DSV de Sammensluttede Vognmaend A/S		24,785	1,380,766
Genmab A/S (a)		7,470	1,485,631
ISS Holdings A/S		21,767	902,781
Novo Nordisk A/S Series B		249,152	9,701,195
Novozymes A/S Series B		30,051	1,298,289
Pandora A/S		14,494	1,566,517
TDC A/S		105,512	566,326
Tryg A/S		14,304	274,422
Vestas Wind Systems A/S		28,868	2,485,905
William Demant Holding A/S (a)		15,536	355,622

TOTAL DENMARK			29,903,104

Egypt - 0.0%
Commercial International Bank SAE (a)		73,566	297,525
Commercial International Bank SAE sponsored GDR		61,771	264,071
Global Telecom Holding (a)		149,355	57,342
Talaat Moustafa Group Holding		80,236	35,739

TOTAL EGYPT			654,677

Finland - 0.7%
Elisa Corp. (A Shares)		18,411	627,123
Fortum Corp.		57,978	843,757
Kone Oyj (B Shares)		43,982	2,015,077
Metso Corp.		14,814	531,388
Neste Oyj (b)		16,697	681,870
Nokia Corp.		760,360	4,346,863
Nokian Tyres PLC		15,046	647,390
Orion Oyj (B Shares)		13,392	768,053
Sampo Oyj (A Shares)		58,344	2,795,746
Stora Enso Oyj (R Shares) (b)		71,798	854,048
UPM-Kymmene Corp.		69,568	1,836,160
Wartsila Corp. (b)		19,260	1,172,777

TOTAL FINLAND			17,120,252

France - 6.6%
Accor SA		22,247	1,014,057
Aeroports de Paris		3,870	516,199
Air Liquide SA		43,370	5,225,069
Alstom SA		19,905	632,045
Arkema SA		8,840	936,075
Atos Origin SA		11,597	1,519,703
AXA SA		252,820	6,745,276
BIC SA		3,737	420,098
BNP Paribas SA		138,069	9,742,819
Bollore Group		113,146	460,339
Bollore Group (a)		491	1,963
Bouygues SA		27,168	1,142,184
Bureau Veritas SA		34,461	798,253
Capgemini SA		21,230	2,125,590
Carrefour SA		73,919	1,741,244
Casino Guichard Perrachon SA		7,302	439,860
Christian Dior SA		7,105	1,949,961
CNP Assurances		22,538	470,636
Compagnie de St. Gobain		65,098	3,513,653
Credit Agricole SA		146,419	2,177,096
Danone SA		76,949	5,385,348
Dassault Aviation SA		299	408,640
Dassault Systemes SA		16,750	1,494,876
Edenred SA		27,365	700,653
EDF SA (a)		5,248	43,824
EDF SA		39,971	333,781
Eiffage SA		7,665	649,256
ENGIE		206,330	2,910,581
Essilor International SA		26,995	3,497,802
Eurazeo SA		5,134	348,075
Eutelsat Communications		22,692	537,131
Fonciere des Regions		4,310	384,699
Gecina SA		5,353	761,532
Groupe Eurotunnel SA		60,777	667,671
Hermes International SCA		3,444	1,647,680
ICADE		4,831	358,738
Iliad SA		3,436	834,278
Imerys SA		4,544	390,983
Ingenico SA		7,204	652,740
JCDecaux SA		9,969	351,676
Kering SA		9,875	3,060,858
Klepierre SA		28,648	1,124,674
L'Oreal SA (a)		5,097	1,015,213
L'Oreal SA		27,742	5,525,610
Lagardere S.C.A. (Reg.)		15,509	475,058
Legrand SA		34,793	2,252,398
LVMH Moet Hennessy - Louis Vuitton SA		36,350	8,973,685
Michelin CGDE Series B		23,858	3,120,653
Natixis SA		122,503	852,297
Orange SA		259,842	4,021,667
Pernod Ricard SA		27,690	3,464,188
Peugeot Citroen SA		63,296	1,326,221
Publicis Groupe SA		24,982	1,803,398
Remy Cointreau SA		2,904	292,987
Renault SA		25,038	2,334,918
Rexel SA		39,385	703,594
Safran SA		40,771	3,376,189
Sanofi SA		151,229	14,290,208
Schneider Electric SA		73,254	5,802,138
SCOR SE		21,259	841,078
SEB SA		2,940	473,976
SFR Group SA (a)		11,428	374,203
Societe Generale Series A		99,989	5,482,669
Sodexo SA (a)		1,068	135,766
Sodexo SA (a)		1,000	127,121
Sodexo SA (a)		512	65,086
Sodexo SA		9,453	1,201,678
Suez Environnement SA		44,091	724,507
Thales SA		13,806	1,451,552
Total SA		296,617	15,226,311
Unibail-Rodamco		12,942	3,178,331
Valeo SA		31,161	2,240,283
Veolia Environnement SA (b)		62,400	1,187,496
VINCI SA		66,161	5,639,470
Vivendi SA		134,094	2,660,639
Wendel SA		3,652	511,786
Zodiac Aerospace		26,445	642,098

TOTAL FRANCE			169,912,088

Germany - 6.1%
adidas AG		24,537	4,915,308
Allianz SE		59,571	11,340,993
Axel Springer Verlag AG		5,588	313,542
BASF AG		119,709	11,665,496
Bayer AG		107,760	13,333,485
Bayerische Motoren Werke AG (BMW)		43,085	4,113,633
Beiersdorf AG		13,133	1,306,690
Brenntag AG		20,113	1,192,731
Commerzbank AG		138,655	1,358,577
Continental AG		14,336	3,209,130
Covestro AG		11,867	925,036
Daimler AG (Germany)		125,490	9,350,024
Deutsche Bank AG		269,586	4,854,200
Deutsche Borse AG		25,135	2,460,053
Deutsche Lufthansa AG		30,589	527,798
Deutsche Post AG		126,530	4,547,971
Deutsche Telekom AG		426,562	7,482,240
Deutsche Wohnen AG (Bearer)		46,243	1,581,193
E.ON AG		286,892	2,236,644
Evonik Industries AG		21,222	708,655
Fraport AG Frankfurt Airport Services Worldwide		5,440	427,842
Fresenius Medical Care AG & Co. KGaA		28,005	2,485,984
Fresenius SE & Co. KGaA		53,444	4,331,893
GEA Group AG		23,790	1,011,700
Hannover Reuck SE		7,857	942,305
HeidelbergCement Finance AG		19,383	1,794,682
Henkel AG & Co. KGaA		13,381	1,561,810
Hochtief AG		2,513	452,768
Hugo Boss AG		8,704	662,077
Infineon Technologies AG		147,564	3,050,084
Innogy SE		18,112	665,867
K&S AG (b)		24,886	593,808
Lanxess AG		11,907	859,931
Linde AG		24,202	4,348,616
MAN SE		4,613	484,605
Merck KGaA		16,830	1,976,289
Metro AG		23,207	763,690
Muenchener Rueckversicherungs AG		20,994	4,023,759
OSRAM Licht AG		11,568	774,837
ProSiebenSat.1 Media AG		30,315	1,286,862
RWE AG (a)		63,710	1,055,216
SAP AG		128,110	12,832,272
Schaeffler AG		22,000	379,000
Siemens AG		99,705	14,301,981
Symrise AG		16,054	1,123,929
Telefonica Deutschland Holding AG		96,223	466,430
Thyssenkrupp AG		47,900	1,140,339
TUI AG		55,051	800,722
TUI AG		10,000	144,986
United Internet AG		16,017	737,236
Volkswagen AG		4,167	671,909
Vonovia SE		60,787	2,200,665
Zalando SE (a)		11,282	497,540

TOTAL GERMANY			156,275,033

Greece - 0.1%
Alpha Bank AE (a)		176,440	374,782
EFG Eurobank Ergasias SA (a)		229,890	185,308
Ff Group (a)		4,332	92,206
Greek Organization of Football Prognostics SA		28,548	282,986
Hellenic Telecommunications Organization SA		31,826	309,586
Jumbo SA		13,301	209,942
National Bank of Greece SA (a)		741,440	230,859
Piraeus Bank SA (a)		895,078	190,127
Titan Cement Co. SA (Reg.)		6,321	165,182

TOTAL GREECE			2,040,978

Hong Kong - 2.5%
AIA Group Ltd.		1,571,000	10,876,131
Bank of East Asia Ltd.		157,467	651,865
Beijing Enterprises Holdings Ltd.		64,000	312,663
BOC Hong Kong (Holdings) Ltd.		481,500	1,980,883
Cathay Pacific Airways Ltd.		155,000	223,184
China Everbright International Ltd.		324,000	438,201
China Everbright Ltd.		120,000	274,608
China Jinmao Holdings Group Ltd.		486,000	157,452
China Merchants Holdings International Co. Ltd.		170,238	486,966
China Mobile Ltd.		800,500	8,522,621
China Overseas Land and Investment Ltd.		500,000	1,452,750
China Power International Development Ltd.		404,000	150,623
China Resources Beer Holdings Co. Ltd.		211,162	508,199
China Resources Power Holdings Co. Ltd.		248,523	447,948
China Taiping Insurance Group Ltd. (a)		209,977	523,704
China Unicom Ltd.		778,000	1,006,751
CITIC Pacific Ltd.		569,000	825,152
CLP Holdings Ltd.		214,000	2,257,381
CNOOC Ltd.		2,326,000	2,713,507
CSPC Pharmaceutical Group Ltd.		550,000	763,658
Far East Horizon Ltd.		259,000	238,410
Fosun International Ltd.		334,500	506,587
Galaxy Entertainment Group Ltd.		306,000	1,703,420
Guangdong Investment Ltd.		366,000	566,526
Hang Lung Group Ltd.		115,000	479,761
Hang Lung Properties Ltd.		293,000	768,441
Hang Seng Bank Ltd.		99,400	2,015,258
Henderson Land Development Co. Ltd.		142,364	902,318
HK Electric Investments & HK Electric Investments Ltd. unit		344,500	304,712
Hong Kong & China Gas Co. Ltd.		994,100	1,986,066
Hong Kong Exchanges and Clearing Ltd.		151,358	3,728,322
Hysan Development Co. Ltd.		80,020	377,552
Lenovo Group Ltd.		936,000	599,263
Link (REIT)		290,547	2,089,917
MTR Corp. Ltd.		191,968	1,105,654
New World Development Co. Ltd.		734,597	915,136
PCCW Ltd.		533,913	301,334
Power Assets Holdings Ltd.		180,500	1,624,380
Shanghai Industrial Holdings Ltd.		67,000	211,896
Sino Land Ltd.		401,022	679,510
Sino-Ocean Group Holding Ltd.		406,091	198,390
SJM Holdings Ltd.		258,000	250,426
Sun Art Retail Group Ltd.		307,000	316,538
Sun Hung Kai Properties Ltd.		188,781	2,832,316
Swire Pacific Ltd. (A Shares)		71,000	683,680
Swire Properties Ltd.		152,200	510,702
Techtronic Industries Co. Ltd.		179,000	768,621
Wharf Holdings Ltd.		178,000	1,520,644
Wheelock and Co. Ltd.		106,000	826,512

TOTAL HONG KONG			63,586,539

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		5,990	451,050
OTP Bank PLC		30,926	869,863
Richter Gedeon PLC		18,580	449,903

TOTAL HUNGARY			1,770,816

India - 2.0%
ACC Ltd.		5,607	141,858
Adani Ports & Special Economic Zone Ltd. (a)		107,752	549,235
Ambuja Cements Ltd.		77,000	294,514
Apollo Hospitals Enterprise Ltd.		10,447	200,401
Ashok Leyland Ltd. (a)		150,781	200,291
Asian Paints Ltd.		37,374	651,356
Aurobindo Pharma Ltd.		35,049	330,782
Axis Bank Ltd.		217,947	1,727,744
Bajaj Auto Ltd. (a)		10,917	486,332
Bajaj Finance Ltd. (a)		21,265	422,125
Bajaj Finserv Ltd. (a)		5,067	360,629
Bharat Forge Ltd.		13,653	243,106
Bharat Heavy Electricals Ltd.		78,885	215,587
Bharat Petroleum Corp. Ltd.		65,838	736,568
Bharti Airtel Ltd.		129,996	718,830
Bharti Infratel Ltd.		73,789	407,108
Bosch Ltd.		973	347,967
Cadila Healthcare Ltd.		25,359	173,655
Cipla Ltd. (a)		45,248	392,339
Coal India Ltd. (a)		90,231	388,278
Container Corp. of India Ltd.		5,193	98,371
Dabur India Ltd.		67,063	299,118
Divi's Laboratories Ltd. (a)		9,825	96,034
Dr. Reddy's Laboratories Ltd. (a)		14,841	602,554
Eicher Motors Ltd.		1,733	702,689
GAIL India Ltd.		53,497	352,777
Glenmark Pharmaceuticals Ltd. (a)		17,733	246,853
Godrej Consumer Products Ltd.		15,897	430,942
Grasim Industries Ltd. (a)		27,201	488,700
Havells India Ltd. (a)		32,331	243,350
HCL Technologies Ltd.		73,461	930,232
Hero Motocorp Ltd.		6,671	344,352
Hindalco Industries Ltd. (a)		157,379	488,000
Hindustan Petroleum Corp. Ltd. (a)		52,840	440,662
Hindustan Unilever Ltd.		84,517	1,229,105
Housing Development Finance Corp. Ltd.		196,122	4,689,204
ICICI Bank Ltd.		143,582	619,520
Idea Cellular Ltd. (a)		168,745	225,597
IDFC Bank Ltd.		166,103	169,875
Indiabulls Housing Finance Ltd.		38,543	609,680
Infosys Ltd.		236,980	3,388,273
Infosys Ltd. sponsored ADR (b)		2,400	34,944
ITC Ltd.		441,867	1,910,702
JSW Steel Ltd. (a)		107,885	333,942
Larsen & Toubro Ltd.		41,222	1,121,951
LIC Housing Finance Ltd.		39,272	408,602
Lupin Ltd.		28,689	597,230
Mahindra & Mahindra Financial Services Ltd.		37,900	198,785
Mahindra & Mahindra Ltd.		48,433	1,006,139
Marico Ltd.		59,125	289,877
Maruti Suzuki India Ltd.		13,750	1,395,500
Motherson Sumi Systems Ltd.		54,458	339,886
Nestle India Ltd.		3,081	320,979
NTPC Ltd.		215,244	550,749
Oil & Natural Gas Corp. Ltd.		167,105	484,888
Piramal Enterprises Ltd. (a)		10,276	399,012
Power Finance Corp. Ltd. (a)		83,810	208,580
Reliance Industries Ltd.		169,028	3,668,189
Shree Cement Ltd.		1,116	333,074
Shriram Transport Finance Co. Ltd.		18,649	301,288
Siemens India Ltd.		9,526	194,469
State Bank of India		210,922	950,609
Sun Pharmaceutical Industries Ltd.		124,907	1,247,224
Tata Consultancy Services Ltd.		61,606	2,178,250
Tata Motors Ltd.		189,247	1,350,839
Tata Motors Ltd. Class A		79,430	345,939
Tata Power Co. Ltd.		143,194	187,763
Tata Steel Ltd. (a)		40,422	282,464
Tech Mahindra Ltd.		61,983	401,988
Titan Co. Ltd.		39,260	287,168
Ultratech Cemco Ltd. (a)		11,410	754,091
United Spirits Ltd. (a)		8,309	242,452
UPL Ltd. (a)		46,050	577,434
Vedanta Ltd. (a)		140,359	531,722
Vedanta Ltd. (a)		53,178	201,454
Wipro Ltd.		78,949	606,971
Yes Bank Ltd. (a)		43,810	1,110,923
Zee Entertainment Enterprises Ltd.		74,751	612,577

TOTAL INDIA			51,653,247

Indonesia - 0.6%
PT Adaro Energy Tbk		1,826,900	243,285
PT AKR Corporindo Tbk		237,400	120,668
PT Astra International Tbk		2,637,600	1,771,065
PT Bank Central Asia Tbk		1,607,100	2,140,147
PT Bank CIMB Niaga Tbk (a)		62,470	5,952
PT Bank Danamon Indonesia Tbk Series A		451,000	164,443
PT Bank Mandiri (Persero) Tbk		1,216,000	1,067,387
PT Bank Negara Indonesia (Persero) Tbk		953,300	455,945
PT Bank Rakyat Indonesia Tbk		1,447,000	1,400,428
PT Bumi Serpong Damai Tbk		975,500	131,003
PT Charoen Pokphand Indonesia Tbk		988,800	236,647
PT Gudang Garam Tbk		62,600	311,849
PT Hanjaya Mandala Sampoerna Tbk		1,236,600	354,401
PT Indocement Tunggal Prakarsa Tbk		197,300	250,899
PT Indofood CBP Sukses Makmur Tbk		317,700	209,154
PT Indofood Sukses Makmur Tbk		574,400	360,912
PT Jasa Marga Tbk		291,496	101,474
PT Kalbe Farma Tbk		2,815,900	334,849
PT Lippo Karawaci Tbk		2,323,400	137,706
PT Matahari Department Store Tbk		314,900	344,928
PT Media Nusantara Citra Tbk		666,000	91,188
PT Pakuwon Jati Tbk		3,046,500	142,851
PT Perusahaan Gas Negara Tbk Series B		1,368,100	249,417
PT Semen Gresik (Persero) Tbk		386,600	255,964
PT Summarecon Agung Tbk		1,259,500	128,511
PT Surya Citra Media Tbk		714,200	153,246
PT Telkomunikasi Indonesia Tbk Series B		6,567,900	2,166,662
PT Tower Bersama Infrastructure Tbk		311,600	136,759
PT Unilever Indonesia Tbk		199,200	665,046
PT United Tractors Tbk		219,800	443,591
PT Waskita Karya Persero Tbk		625,500	112,157
PT XL Axiata Tbk (a)		493,300	118,801

TOTAL INDONESIA			14,807,335

Ireland - 0.4%
Bank of Ireland (a)		3,583,618	901,740
CRH PLC		107,723	3,923,714
CRH PLC sponsored ADR		800	29,056
DCC PLC (United Kingdom)		11,566	1,068,094
James Hardie Industries PLC CDI		57,362	973,737
Kerry Group PLC Class A		20,656	1,687,994
Paddy Power Betfair PLC (Ireland)		10,392	1,158,037
Ryanair Holdings PLC (a)		5,681	98,389
Ryanair Holdings PLC sponsored ADR (a)		2,921	268,528

TOTAL IRELAND			10,109,289

Isle of Man - 0.0%
Genting Singapore PLC		787,100	628,148
New Europe Property Investments PLC		31,296	343,059

TOTAL ISLE OF MAN			971,207

Israel - 0.4%
Azrieli Group		5,573	296,822
Bank Hapoalim BM (Reg.)		139,156	868,716
Bank Leumi le-Israel BM (a)		188,788	883,527
Bezeq The Israel Telecommunication Corp. Ltd.		270,039	454,439
Check Point Software Technologies Ltd. (a)(b)		17,104	1,778,987
Elbit Systems Ltd. (Israel)		2,991	356,347
Frutarom Industries Ltd.		4,915	288,918
Israel Chemicals Ltd.		66,473	287,234
Mizrahi Tefahot Bank Ltd.		17,582	283,988
NICE Systems Ltd.		7,040	482,059
NICE Systems Ltd. sponsored ADR (b)		773	52,139
Taro Pharmaceutical Industries Ltd. (a)(b)		1,941	226,806
Teva Pharmaceutical Industries Ltd. sponsored ADR		118,966	3,756,946

TOTAL ISRAEL			10,016,928

Italy - 1.2%
Assicurazioni Generali SpA		152,483	2,413,429
Atlantia SpA		53,856	1,365,729
Enel SpA		994,309	4,727,133
Eni SpA		331,621	5,143,779
Intesa Sanpaolo SpA		1,653,936	4,828,009
Intesa Sanpaolo SpA (Risparmio Shares)		121,026	330,902
Leonardo SpA		52,732	828,873
Luxottica Group SpA		22,086	1,279,900
Mediobanca SpA		73,866	710,079
Poste Italiane SpA		68,052	466,272
Prysmian SpA		25,358	732,272
Saipem SpA (a)		768,173	331,027
Snam Rete Gas SpA		319,220	1,411,074
Telecom Italia SpA (a)		1,476,562	1,310,586
Terna SpA		196,358	990,324
UniCredit SpA		246,338	4,008,940
Unipolsai SpA		151,623	348,494

TOTAL ITALY			31,226,822

Japan - 15.6%
ABC-MART, Inc.		4,200	233,218
ACOM Co. Ltd. (a)		51,800	230,016
AEON Co. Ltd.		85,100	1,262,282
AEON Financial Service Co. Ltd.		14,300	274,647
AEON MALL Co. Ltd.		14,770	250,815
Air Water, Inc.		19,700	379,244
Aisin Seiki Co. Ltd.		25,000	1,222,247
Ajinomoto Co., Inc.		70,800	1,377,575
Alfresa Holdings Corp.		24,500	441,978
All Nippon Airways Ltd.		153,000	460,475
Alps Electric Co. Ltd.		24,500	719,780
Amada Holdings Co. Ltd.		44,200	524,968
Aozora Bank Ltd.		154,000	560,879
Asahi Glass Co. Ltd.		131,000	1,135,196
Asahi Group Holdings		50,400	1,901,162
Asahi Kasei Corp.		164,000	1,563,131
Asics Corp.		21,300	376,607
Astellas Pharma, Inc.		280,500	3,698,985
Bandai Namco Holdings, Inc.		26,000	815,160
Bank of Kyoto Ltd.		39,000	308,571
Benesse Holdings, Inc.		8,800	265,638
Bridgestone Corp.		84,800	3,535,774
Brother Industries Ltd.		30,700	630,937
Calbee, Inc.		10,700	373,384
Canon, Inc.		139,000	4,613,131
Casio Computer Co. Ltd.		29,100	410,102
Central Japan Railway Co.		18,800	3,151,182
Chiba Bank Ltd.		91,000	608,980
Chubu Electric Power Co., Inc.		84,000	1,128,414
Chugai Pharmaceutical Co. Ltd.		29,100	1,031,128
Chugoku Electric Power Co., Inc.		36,600	398,915
Coca-Cola West Co. Ltd.		16,100	478,776
Concordia Financial Group Ltd.		152,300	699,781
Credit Saison Co. Ltd.		19,700	358,567
CYBERDYNE, Inc. (a)(b)		14,700	207,692
Dai Nippon Printing Co. Ltd.		69,000	767,526
Dai-ichi Mutual Life Insurance Co.		140,500	2,389,666
Daicel Chemical Industries Ltd.		36,400	417,633
Daiichi Sankyo Kabushiki Kaisha		78,400	1,739,253
Daikin Industries Ltd.		30,600	2,971,473
Dainippon Sumitomo Pharma Co. Ltd.		20,200	331,246
Daito Trust Construction Co. Ltd.		9,200	1,353,487
Daiwa House Industry Co. Ltd.		73,900	2,194,958
Daiwa House REIT Investment Corp.		185	467,665
Daiwa Securities Group, Inc.		216,000	1,312,373
DeNA Co. Ltd.		13,400	286,933
DENSO Corp.		62,100	2,673,406
Dentsu, Inc.		28,200	1,588,661
Don Quijote Holdings Co. Ltd.		15,400	561,570
East Japan Railway Co.		43,200	3,857,482
Eisai Co. Ltd.		32,800	1,721,871
Electric Power Development Co. Ltd.		19,000	440,592
FamilyMart Co. Ltd.		10,700	604,710
Fanuc Corp.		25,300	5,150,981
Fast Retailing Co. Ltd.		6,900	2,250,585
Fuji Electric Co. Ltd.		74,000	405,598
Fujifilm Holdings Corp.		57,000	2,113,819
Fujitsu Ltd.		243,000	1,514,567
Fukuoka Financial Group, Inc.		100,000	455,708
Hakuhodo DY Holdings, Inc.		28,400	345,717
Hamamatsu Photonics K.K.		18,500	543,508
Hankyu Hanshin Holdings, Inc.		31,500	1,039,874
Hikari Tsushin, Inc.		2,700	259,161
Hino Motors Ltd.		34,100	427,340
Hirose Electric Co. Ltd.		4,165	559,319
Hiroshima Bank Ltd.		63,000	271,837
Hisamitsu Pharmaceutical Co., Inc.		8,100	414,174
Hitachi Chemical Co. Ltd.		13,800	394,905
Hitachi Construction Machinery Co. Ltd.		14,300	368,292
Hitachi High-Technologies Corp.		9,100	362,857
Hitachi Ltd.		630,000	3,476,232
Hitachi Metals Ltd.		28,400	397,689
Hokuriku Electric Power Co., Inc.		21,900	202,350
Honda Motor Co. Ltd.		212,400	6,182,043
Hoshizaki Corp. (a)		6,600	550,025
Hoya Corp.		50,800	2,426,187
Hulic Co. Ltd.		38,000	357,928
Idemitsu Kosan Co. Ltd.		11,600	370,971
IHI Corp. (a)		191,000	647,661
Iida Group Holdings Co. Ltd.		18,900	300,772
INPEX Corp.		123,800	1,186,636
Isetan Mitsukoshi Holdings Ltd.		43,700	477,084
Isuzu Motors Ltd.		77,300	1,048,465
Itochu Corp.		195,000	2,756,851
J. Front Retailing Co. Ltd.		31,400	452,092
Japan Airlines Co. Ltd.		15,700	495,752
Japan Airport Terminal Co. Ltd. (b)		6,100	211,769
Japan Exchange Group, Inc.		67,800	949,413
Japan Post Bank Co. Ltd.		52,800	656,951
Japan Post Holdings Co. Ltd.		58,700	727,201
Japan Prime Realty Investment Corp.		109	409,208
Japan Real Estate Investment Corp.		170	895,178
Japan Retail Fund Investment Corp.		332	648,662
Japan Tobacco, Inc.		143,400	4,767,351
JFE Holdings, Inc.		68,000	1,159,309
JGC Corp.		27,100	472,837
JSR Corp.		25,300	462,084
JTEKT Corp.		29,000	456,300
JX Holdings, Inc.		401,400	1,811,566
Kajima Corp.		117,000	794,519
Kakaku.com, Inc.		18,100	260,926
Kamigumi Co. Ltd.		30,000	272,348
Kaneka Corp.		36,000	283,543
Kansai Electric Power Co., Inc.		91,700	1,239,667
Kansai Paint Co. Ltd.		28,400	628,762
Kao Corp.		65,700	3,623,446
Kawasaki Heavy Industries Ltd.		185,000	559,273
KDDI Corp.		239,000	6,336,864
Keihan Electric Railway Co., Ltd.		67,000	421,323
Keihin Electric Express Railway Co. Ltd.		61,000	699,879
Keio Corp.		75,000	600,135
Keisei Electric Railway Co.		18,000	428,060
Keyence Corp.		12,720	5,111,962
Kikkoman Corp.		19,200	589,908
Kintetsu Group Holdings Co. Ltd.		236,000	861,646
Kirin Holdings Co. Ltd.		107,200	2,082,935
Kobe Steel Ltd. (a)		41,100	365,006
Koito Manufacturing Co. Ltd.		14,700	758,242
Komatsu Ltd.		120,300	3,214,602
Konami Holdings Corp.		12,200	507,262
Konica Minolta, Inc.		58,800	519,560
Kose Corp.		4,000	379,278
Kubota Corp.		137,800	2,166,974
Kuraray Co. Ltd.		46,100	743,555
Kurita Water Industries Ltd.		12,900	332,814
Kyocera Corp.		41,800	2,366,073
Kyowa Hakko Kirin Co., Ltd.		33,600	576,301
Kyushu Electric Power Co., Inc.		55,600	599,517
Kyushu Financial Group, Inc.		45,200	281,398
Lawson, Inc.		7,400	491,231
LINE Corp.		5,800	200,118
Lion Corp.		31,200	563,125
LIXIL Group Corp.		34,600	863,797
M3, Inc.		25,200	644,044
Mabuchi Motor Co. Ltd.		6,200	349,836
Makita Corp.		29,100	1,037,654
Marubeni Corp.		215,000	1,323,848
Marui Group Co. Ltd.		27,800	380,559
Maruichi Steel Tube Ltd.		7,500	212,604
Mazda Motor Corp.		74,200	1,096,103
McDonald's Holdings Co. (Japan) Ltd.		8,400	258,838
Mebuki Financial Group, Inc.		122,640	480,769
Medipal Holdings Corp.		22,500	372,191
Meiji Holdings Co. Ltd.		14,900	1,264,445
Minebea Mitsumi, Inc.		49,600	716,803
Miraca Holdings, Inc.		7,500	345,817
Misumi Group, Inc.		35,700	676,050
Mitsubishi Chemical Holdings Corp.		176,500	1,381,125
Mitsubishi Corp.		196,800	4,243,183
Mitsubishi Electric Corp.		251,800	3,510,179
Mitsubishi Estate Co. Ltd.		163,100	3,116,421
Mitsubishi Gas Chemical Co., Inc.		23,600	504,285
Mitsubishi Heavy Industries Ltd.		417,000	1,668,374
Mitsubishi Logistics Corp.		15,000	193,765
Mitsubishi Materials Corp.		14,700	437,143
Mitsubishi Motors Corp. of Japan		87,400	559,015
Mitsubishi Tanabe Pharma Corp.		29,100	590,484
Mitsubishi UFJ Financial Group, Inc.		1,661,800	10,530,156
Mitsubishi UFJ Lease & Finance Co. Ltd.		56,700	296,025
Mitsui & Co. Ltd.		222,400	3,138,239
Mitsui Chemicals, Inc.		120,000	613,590
Mitsui Fudosan Co. Ltd.		116,300	2,555,522
Mitsui OSK Lines Ltd.		149,000	455,788
mixi, Inc.		5,700	315,999
Mizuho Financial Group, Inc.		3,143,200	5,745,548
MS&AD Insurance Group Holdings, Inc.		66,000	2,150,366
Murata Manufacturing Co. Ltd.		25,000	3,351,648
Nabtesco Corp.		14,900	422,373
Nagoya Railroad Co. Ltd.		120,000	551,155
NEC Corp.		339,000	842,368
New Hampshire Foods Ltd.		23,000	654,048
Nexon Co. Ltd.		22,900	389,285
NGK Insulators Ltd.		34,100	728,344
NGK Spark Plug Co. Ltd.		23,300	503,936
Nidec Corp.		31,100	2,851,240
Nikon Corp.		44,300	631,864
Nintendo Co. Ltd.		14,800	3,745,371
Nippon Building Fund, Inc.		184	978,802
Nippon Electric Glass Co. Ltd.		56,000	347,127
Nippon Express Co. Ltd.		108,000	592,922
Nippon Paint Holdings Co. Ltd.		21,200	813,007
Nippon Prologis REIT, Inc.		204	431,333
Nippon Steel & Sumitomo Metal Corp.		105,270	2,370,759
Nippon Telegraph & Telephone Corp.		90,100	3,861,294
Nippon Yusen KK		210,000	421,978
Nissan Chemical Industries Co. Ltd.		16,000	495,896
Nissan Motor Co. Ltd.		307,000	2,924,352
Nisshin Seifun Group, Inc.		25,795	395,458
Nissin Food Holdings Co. Ltd.		7,600	434,967
Nitori Holdings Co. Ltd.		10,400	1,353,703
Nitto Denko Corp.		21,500	1,617,973
NKSJ Holdings, Inc.		45,950	1,733,713
NOK Corp.		12,100	287,752
Nomura Holdings, Inc.		473,200	2,843,757
Nomura Real Estate Holdings, Inc.		15,900	268,578
Nomura Real Estate Master Fund, Inc.		517	745,296
Nomura Research Institute Ltd.		17,102	595,252
NSK Ltd.		57,400	782,669
NTT Data Corp.		16,400	760,601
NTT DOCOMO, Inc.		180,500	4,367,573
Obayashi Corp.		84,500	819,417
OBIC Co. Ltd.		8,600	464,427
Odakyu Electric Railway Co. Ltd.		38,300	742,809
Oji Holdings Corp.		105,000	507,692
Olympus Corp.		37,900	1,458,542
OMRON Corp.		25,100	1,050,383
Ono Pharmaceutical Co. Ltd.		53,600	1,104,456
Oracle Corp. Japan		5,100	293,716
Oriental Land Co. Ltd.		28,400	1,630,500
ORIX Corp.		172,500	2,632,182
Osaka Gas Co. Ltd.		245,000	917,143
Otsuka Corp.		7,000	374,882
Otsuka Holdings Co. Ltd.		50,900	2,341,012
Panasonic Corp.		287,700	3,440,389
Park24 Co. Ltd.		13,000	335,277
Pola Orbis Holdings, Inc.		11,600	267,224
Rakuten, Inc.		121,300	1,241,564
Recruit Holdings Co. Ltd.		47,900	2,419,170
Resona Holdings, Inc.		287,600	1,599,053
Ricoh Co. Ltd.		87,300	726,750
Rinnai Corp.		4,500	373,806
ROHM Co. Ltd.		11,600	813,743
Ryohin Keikaku Co. Ltd.		3,100	699,116
Sankyo Co. Ltd. (Gunma)		5,600	195,165
Santen Pharmaceutical Co. Ltd.		48,500	681,763
SBI Holdings, Inc. Japan		28,230	391,257
Secom Co. Ltd.		27,300	1,980,245
Sega Sammy Holdings, Inc.		23,600	316,925
Seibu Holdings, Inc.		22,500	392,779
Seiko Epson Corp.		36,400	744,490
Sekisui Chemical Co. Ltd.		53,200	892,433
Sekisui House Ltd.		78,600	1,304,065
Seven & i Holdings Co. Ltd.		98,200	4,149,110
Seven Bank Ltd.		77,100	258,671
Sharp Corp. (a)(b)		195,000	707,176
Shimadzu Corp.		30,900	523,893
Shimamura Co. Ltd.		2,900	396,986
SHIMANO, Inc.		9,700	1,481,866
SHIMIZU Corp.		72,000	690,451
Shin-Etsu Chemical Co. Ltd.		50,700	4,404,385
Shinsei Bank Ltd.		233,000	434,752
Shionogi & Co. Ltd.		38,900	2,000,571
Shiseido Co. Ltd.		49,500	1,339,242
Shizuoka Bank Ltd.		69,000	581,834
Showa Shell Sekiyu K.K.		23,800	229,940
SMC Corp.		7,500	2,111,909
SoftBank Corp.		107,600	8,161,753
Sohgo Security Services Co., Ltd.		9,500	414,600
Sony Corp.		164,600	5,648,141
Sony Financial Holdings, Inc.		23,200	385,435
Stanley Electric Co. Ltd.		19,500	570,262
Start Today Co. Ltd.		23,100	493,187
Subaru Corp.		80,200	3,030,297
Sumitomo Chemical Co. Ltd.		205,000	1,156,717
Sumitomo Corp.		154,700	2,065,673
Sumitomo Electric Industries Ltd.		98,300	1,601,812
Sumitomo Heavy Industries Ltd.		72,000	501,852
Sumitomo Metal Mining Co. Ltd.		64,000	867,782
Sumitomo Mitsui Financial Group, Inc.		175,100	6,501,575
Sumitomo Mitsui Trust Holdings, Inc.		43,200	1,479,205
Sumitomo Realty & Development Co. Ltd.		47,000	1,267,387
Sumitomo Rubber Industries Ltd.		22,700	408,081
Sundrug Co. Ltd.		9,400	329,706
Suntory Beverage & Food Ltd.		18,100	815,484
Suzuken Co. Ltd.		10,330	341,476
Suzuki Motor Corp.		44,800	1,869,564
Sysmex Corp.		20,400	1,240,745
T&D Holdings, Inc.		75,500	1,119,886
Taiheiyo Cement Corp.		157,000	522,512
Taisei Corp.		134,000	1,021,754
Taisho Pharmaceutical Holdings Co. Ltd.		4,700	386,203
Taiyo Nippon Sanso Corp.		17,400	207,754
Takashimaya Co. Ltd.		40,000	368,154
Takeda Pharmaceutical Co. Ltd.		92,600	4,437,490
TDK Corp.		16,000	990,357
Teijin Ltd.		24,300	470,632
Terumo Corp.		44,500	1,622,718
The Chugoku Bank Ltd.		22,000	326,423
The Hachijuni Bank Ltd.		51,700	305,168
The Suruga Bank Ltd.		22,600	472,172
THK Co. Ltd.		15,900	409,499
Tobu Railway Co. Ltd.		126,000	638,619
Toho Co. Ltd.		14,900	427,051
Toho Gas Co. Ltd.		48,000	343,180
Tohoku Electric Power Co., Inc.		59,000	786,490
Tokio Marine Holdings, Inc.		88,800	3,737,606
Tokyo Electric Power Co., Inc. (a)		188,500	732,187
Tokyo Electron Ltd.		20,400	2,372,604
Tokyo Gas Co. Ltd.		255,000	1,183,786
Tokyo Tatemono Co. Ltd.		27,400	373,854
Tokyu Corp.		138,000	987,881
Tokyu Fudosan Holdings Corp.		68,200	371,972
Toppan Printing Co. Ltd.		69,000	693,869
Toray Industries, Inc.		191,200	1,691,342
Toshiba Corp. (a)(b)		524,000	1,059,516
Toto Ltd.		18,400	702,328
Toyo Seikan Group Holdings Ltd.		21,600	361,373
Toyo Suisan Kaisha Ltd.		11,600	434,967
Toyoda Gosei Co. Ltd.		8,500	225,472
Toyota Industries Corp.		21,200	1,053,582
Toyota Motor Corp.		340,182	18,410,919
Toyota Tsusho Corp.		27,600	870,276
Trend Micro, Inc.		14,600	641,758
Tsuruha Holdings, Inc.		4,800	486,566
Unicharm Corp.		52,600	1,278,018
United Urban Investment Corp.		384	580,435
USS Co. Ltd.		28,500	503,656
West Japan Railway Co.		21,500	1,435,712
Yahoo! Japan Corp.		185,500	793,752
Yakult Honsha Co. Ltd.		11,400	648,361
Yamada Denki Co. Ltd.		82,700	433,994
Yamaguchi Financial Group, Inc.		26,000	287,813
Yamaha Corp.		21,800	604,279
Yamaha Motor Co. Ltd.		36,400	862,367
Yamato Holdings Co. Ltd.		45,500	983,061
Yamazaki Baking Co. Ltd.		17,500	368,760
Yaskawa Electric Corp.		32,900	628,339
Yokogawa Electric Corp.		29,800	460,065
Yokohama Rubber Co. Ltd.		13,900	272,451

TOTAL JAPAN			401,132,740

Korea (South) - 3.2%
AMOREPACIFIC Corp.		4,049	1,039,300
AMOREPACIFIC Group, Inc.		3,688	426,312
BGFretail Co. Ltd.		2,565	246,895
BS Financial Group, Inc.		33,430	280,934
Celltrion, Inc.		10,329	813,536
Cheil Industries, Inc.		9,877	1,072,266
Cheil Worldwide, Inc.		9,452	153,296
CJ CheilJedang Corp.		1,048	314,142
CJ Corp.		1,828	300,489
CJ E&M Corp.		2,583	182,781
Coway Co. Ltd.		6,932	612,400
Daelim Industrial Co.		3,584	252,985
Daewoo Engineering & Construction Co. Ltd. (a)		14,791	94,784
DGB Financial Group Co. Ltd.		22,060	225,913
Dong Suh Companies, Inc. (a)		4,237	114,901
Dongbu Insurance Co. Ltd.		6,497	388,358
Doosan Heavy Industries & Construction Co. Ltd.		5,766	117,844
E-Mart Co. Ltd.		2,530	511,515
GS Engineering & Construction Corp. (a)		6,188	170,257
GS Holdings Corp.		6,609	344,509
GS Retail Co. Ltd.		3,335	155,669
Hana Financial Group, Inc.		38,512	1,327,066
Hankook Tire Co. Ltd.		9,651	499,687
Hanmi Pharm Co. Ltd.		710	192,541
Hanmi Science Co. Ltd.		1,732	92,416
Hanon Systems		24,965	185,657
Hanssem Co. Ltd.		1,371	265,137
Hanwha Chemical Corp.		14,180	313,491
Hanwha Corp.		5,948	208,881
Hanwha Life Insurance Co. Ltd.		28,366	153,350
Hanwha Techwin Co. Ltd.		4,585	209,582
Hotel Shilla Co.		4,440	198,270
Hyosung Corp.		2,780	351,899
Hyundai Department Store Co. Ltd.		1,912	181,519
Hyundai Engineering & Construction Co. Ltd.		9,547	407,443
Hyundai Fire & Marine Insurance Co. Ltd.		8,099	261,281
Hyundai Glovis Co. Ltd.		2,430	309,731
Hyundai Heavy Industries Co. Ltd. (a)		5,138	745,227
Hyundai Industrial Development & Construction Co.		7,163	281,458
Hyundai Mobis		8,873	1,731,545
Hyundai Motor Co.		20,576	2,604,557
Hyundai Steel Co.		10,394	501,609
Hyundai Wia Corp.		2,144	122,315
Industrial Bank of Korea		32,576	357,947
Kakao Corp.		3,939	313,015
Kangwon Land, Inc.		15,263	485,019
KB Financial Group, Inc.		51,703	2,273,331
KCC Corp.		755	225,982
KEPCO Plant Service & Engineering Co. Ltd.		2,921	147,385
Kia Motors Corp.		34,230	1,048,625
Korea Aerospace Industries Ltd.		8,863	497,063
Korea Electric Power Corp.		33,439	1,333,239
Korea Express Co. Ltd. (a)		900	131,725
Korea Gas Corp.		3,573	146,362
Korea Investment Holdings Co. Ltd.		5,120	230,886
Korea Zinc Co. Ltd.		1,111	415,551
Korean Air Lines Co. Ltd. (a)		6,793	183,022
KT Corp.		2,367	66,989
KT Corp. sponsored ADR		1,800	29,862
KT&G Corp.		15,180	1,354,404
Kumho Petro Chemical Co. Ltd. (a)		2,411	161,284
LG Chemical Ltd.		5,974	1,438,885
LG Corp.		12,314	731,739
LG Display Co. Ltd.		30,226	779,073
LG Electronics, Inc.		13,828	839,939
LG Household & Health Care Ltd.		1,127	857,931
LG Innotek Co. Ltd.		1,818	210,150
LG Telecom Ltd.		24,999	317,542
Lotte Chemical Corp.		2,005	602,769
Lotte Chilsung Beverage Co. Ltd.		78	114,984
Lotte Confectionery Co. Ltd.		680	122,539
Lotte Shopping Co. Ltd.		1,440	332,278
Mirae Asset Daewoo Co. Ltd.		47,400	371,667
NAVER Corp.		3,649	2,566,104
NCSOFT Corp.		2,281	721,835
Oci Co. Ltd.		2,203	152,792
Orion Corp.		466	276,913
Ottogi Corp.		162	104,953
POSCO		9,651	2,279,039
Posco Daewoo Corp.		5,780	121,941
S-Oil Corp.		5,853	512,961
S1 Corp.		2,507	215,087
Samsung Biologics Co. Ltd.		2,101	323,202
Samsung Card Co. Ltd.		4,187	146,854
Samsung Electro-Mechanics Co. Ltd.		7,340	471,654
Samsung Electronics Co. Ltd.		12,846	25,192,885
Samsung Fire & Marine Insurance Co. Ltd.		4,311	1,015,601
Samsung Heavy Industries Co. Ltd.		32,871	312,066
Samsung Life Insurance Co. Ltd. (a)		9,101	876,019
Samsung SDI Co. Ltd.		7,148	863,968
Samsung SDS Co. Ltd.		4,521	546,446
Samsung Securities Co. Ltd.		9,855	299,739
Shinhan Financial Group Co. Ltd.		55,551	2,319,945
Shinsegae Co. Ltd.		899	161,608
SK C&C Co. Ltd.		5,949	1,268,137
SK Energy Co. Ltd.		8,421	1,265,815
SK Hynix, Inc.		75,857	3,600,807
SK Networks Co. Ltd.		16,783	118,171
SK Telecom Co. Ltd.		2,618	552,768
Woori Bank		39,400	517,783
Woori Investment & Securities Co. Ltd.		17,471	202,723
Yuhan Corp.		1,089	222,089

TOTAL KOREA (SOUTH)			82,314,840

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)		239,704	1,883,677
Eurofins Scientific SA		1,431	704,728
Millicom International Cellular SA (depository receipt)		8,616	472,760
RTL Group SA		5,099	395,191
SES SA (France) (depositary receipt)		47,426	1,037,097
Tenaris SA		61,557	961,638

TOTAL LUXEMBOURG			5,455,091

Malaysia - 0.6%
AirAsia Bhd		191,400	147,706
Alliance Financial Group Bhd		131,100	124,728
AMMB Holdings Bhd		233,200	294,387
Astro Malaysia Holdings Bhd		206,800	128,625
Axiata Group Bhd		358,527	425,343
Berjaya Sports Toto Bhd		74,532	48,246
British American Tobacco (Malaysia) Bhd		19,000	198,885
Bumiputra-Commerce Holdings Bhd		416,616	550,881
Dialog Group Bhd		420,322	188,811
DiGi.com Bhd		451,200	534,247
Felda Global Ventures Holdings Bhd		170,100	83,463
Gamuda Bhd		250,300	303,866
Genting Bhd		291,900	661,667
Genting Malaysia Bhd		385,400	521,147
Genting Plantations Bhd		29,300	77,080
Hap Seng Consolidated Bhd		82,700	168,982
Hartalega Holdings Bhd		88,600	100,009
Hong Leong Bank Bhd		83,300	264,810
Hong Leong Credit Bhd		31,400	122,099
IHH Healthcare Bhd		426,200	606,753
IJM Corp. Bhd		372,500	300,334
IOI Corp. Bhd		291,200	307,903
IOI Properties Group Bhd		295,950	141,123
Kuala Lumpur Kepong Bhd		55,100	311,231
Lafarge Malaysia Bhd		49,400	71,921
Malayan Banking Bhd		463,428	1,022,723
Malaysia Airports Holdings Bhd		90,902	159,147
Maxis Bhd		249,100	366,104
MISC Bhd		143,900	242,982
Petronas Chemicals Group Bhd		310,400	521,981
Petronas Dagangan Bhd		27,500	152,419
Petronas Gas Bhd		90,400	384,840
PPB Group Bhd		61,100	237,869
Public Bank Bhd		353,400	1,624,940
RHB Capital Bhd		103,074	130,594
RHB Capital Bhd		46,292	0
SapuraKencana Petroleum Bhd		513,400	236,535
Sime Darby Bhd		302,085	649,264
Telekom Malaysia Bhd		137,126	204,062
Tenaga Nasional Bhd		442,100	1,419,690
UMW Holdings Bhd (a)		65,100	92,979
Westports Holdings Bhd		124,100	114,352
YTL Corp. Bhd		563,226	190,726
YTL Power International Bhd		236,850	82,387

TOTAL MALAYSIA			14,517,841

Malta - 0.0%
Brait SA		43,207	275,852
Mauritius - 0.0%
Golden Agri-Resources Ltd.		919,400	236,899
Mexico - 0.8%
Alfa SA de CV Series A (a)		365,900	502,826
America Movil S.A.B. de CV Series L		4,319,200	3,319,947
CEMEX S.A.B. de CV unit		1,824,417	1,678,538
Coca-Cola FEMSA S.A.B. de CV Series L		64,600	469,506
Compartamos S.A.B. de CV		130,800	219,283
El Puerto de Liverpool S.A.B. de CV Class C		25,170	194,177
Embotelladoras Arca S.A.B. de CV		54,000	398,347
Fibra Uno Administracion SA de CV		335,700	586,330
Fomento Economico Mexicano S.A.B. de CV unit		239,100	2,151,681
Gruma S.A.B. de CV Series B		28,670	382,840
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		46,600	479,237
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		26,855	509,589
Grupo Bimbo S.A.B. de CV Series A		214,300	524,558
Grupo Carso SA de CV Series A1		71,600	329,108
Grupo Financiero Banorte S.A.B. de CV Series O		324,600	1,878,603
Grupo Financiero Inbursa S.A.B. de CV Series O		301,400	508,971
Grupo Financiero Santander Mexico S.A.B. de CV		236,400	429,470
Grupo Lala S.A.B. de CV		95,500	173,090
Grupo Mexico SA de CV Series B		496,524	1,460,407
Grupo Televisa SA de CV		318,200	1,543,735
Industrias Penoles SA de CV		18,320	445,854
Infraestructura Energetica Nova S.A.B. de CV		67,600	315,786
Kimberly-Clark de Mexico SA de CV Series A		202,000	431,142
Mexichem S.A.B. de CV		142,837	391,137
OHL Mexico S.A.B. de CV		103,300	126,867
Promotora y Operadora de Infraestructura S.A.B. de CV		34,905	372,426
Wal-Mart de Mexico SA de CV Series V (a)		680,700	1,536,753

TOTAL MEXICO			21,360,208

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		491,860	629,183
Netherlands - 3.0%
ABN AMRO Group NV GDR		36,705	963,584
AEGON NV		229,751	1,172,617
AerCap Holdings NV (a)		20,134	926,365
Airbus Group NV		75,549	6,111,361
Akzo Nobel NV		32,854	2,873,050
Altice NV:
Class A (a)		47,280	1,174,505
Class B (a)		15,047	374,200
ASML Holding NV (Netherlands)		48,644	6,430,083
CNH Industrial NV		133,027	1,467,901
EXOR NV		14,130	793,448
Ferrari NV		15,984	1,202,255
Fiat Chrysler Automobiles NV (a)		117,596	1,330,931
Gemalto NV		10,531	589,860
Heineken Holding NV		13,137	1,100,592
Heineken NV (Bearer)		30,035	2,677,897
ING Groep NV (Certificaten Van Aandelen)		505,350	8,236,974
Koninklijke Ahold Delhaize NV		166,973	3,459,428
Koninklijke Boskalis Westminster NV		11,907	437,942
Koninklijke DSM NV		23,616	1,689,355
Koninklijke KPN NV		443,767	1,282,940
Koninklijke Philips Electronics NV		123,625	4,269,079
Mobileye NV (a)		22,858	1,415,367
NN Group NV		41,460	1,374,743
NXP Semiconductors NV (a)		38,331	4,053,503
QIAGEN NV (Germany)		28,579	854,549
Randstad Holding NV		15,489	923,076
RELX NV		129,627	2,507,054
Steinhoff International Holdings NV (South Africa)		387,958	1,976,985
STMicroelectronics NV (France)		83,040	1,333,097
Unilever NV (Certificaten Van Aandelen) (Bearer)		212,277	11,120,235
Vopak NV		9,290	419,154
Wolters Kluwer NV		39,323	1,670,119

TOTAL NETHERLANDS			76,212,249

New Zealand - 0.1%
Auckland International Airport Ltd.		125,316	593,690
Contact Energy Ltd.		90,544	323,893
Fletcher Building Ltd.		90,140	529,161
Mercury Nz Ltd.		93,454	206,292
Meridian Energy Ltd.		169,270	321,932
Ryman Healthcare Group Ltd.		50,423	298,774
Spark New Zealand Ltd.		237,084	601,479

TOTAL NEW ZEALAND			2,875,221

Norway - 0.4%
DNB ASA		127,281	1,987,932
Gjensidige Forsikring ASA		26,677	409,818
Marine Harvest ASA		49,822	828,944
Norsk Hydro ASA		175,066	999,096
Orkla ASA		106,190	961,597
Schibsted ASA:
(A Shares)		9,906	246,323
(B Shares)		11,491	257,631
Statoil ASA		147,138	2,423,200
Telenor ASA		97,653	1,578,644
Yara International ASA		23,121	859,565

TOTAL NORWAY			10,552,750

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		178,453	964,777
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		24,798	297,824
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		255,070	390,604
Aboitiz Power Corp.		176,100	149,233
Alliance Global Group, Inc.		280,200	82,689
Ayala Corp.		32,180	555,995
Ayala Land, Inc.		957,100	673,671
Bank of the Philippine Islands (BPI)		92,611	193,526
BDO Unibank, Inc.		249,864	597,364
DMCI Holdings, Inc.		482,250	123,660
Globe Telecom, Inc.		4,350	180,240
GT Capital Holdings, Inc.		10,145	254,882
International Container Terminal Services, Inc.		64,050	113,665
JG Summit Holdings, Inc.		372,100	624,723
Jollibee Food Corp.		55,660	233,066
Megaworld Corp.		1,446,800	117,125
Metro Pacific Investments Corp.		1,775,700	232,976
Metropolitan Bank & Trust Co.		76,116	128,247
Philippine Long Distance Telephone Co.		12,600	444,693
PNOC Energy Development Corp.		1,122,500	134,965
Robinsons Land Corp.		210,300	107,558
Security Bank Corp.		35,420	150,575
SM Investments Corp.		31,023	450,330
SM Prime Holdings, Inc.		1,078,200	640,666
Universal Robina Corp. (a)		115,500	396,120

TOTAL PHILIPPINES			6,976,573

Poland - 0.3%
Alior Bank SA (a)		11,952	229,815
Bank Handlowy w Warszawie SA		4,556	88,026
Bank Millennium SA (a)		75,441	134,577
Bank Polska Kasa Opieki SA		20,378	738,330
Bank Zachodni WBK SA		4,632	425,324
BRE Bank SA (a)		1,969	219,782
Cyfrowy Polsat SA (a)		25,581	160,178
Eurocash SA		9,715	86,151
Grupa Lotos SA (a)		12,166	189,710
Jastrzebska Spolka Weglowa SA (a)		6,774	136,730
KGHM Polska Miedz SA (Bearer)		18,175	576,754
LPP SA		164	293,401
NG2 SA		3,662	211,836
Polish Oil & Gas Co. SA		235,371	401,669
Polska Grupa Energetyczna SA		109,050	324,125
Polski Koncern Naftowy Orlen SA		41,749	1,248,423
Powszechna Kasa Oszczednosci Bank SA		113,672	1,034,101
Powszechny Zaklad Ubezpieczen SA		72,838	803,636
Synthos SA		72,742	101,072
Tauron Polska Energia SA (a)		137,598	116,699
Telekomunikacja Polska SA		82,338	98,274
Zaklady Azotowe w Tarnowie-Moscicach SA		5,913	104,291

TOTAL POLAND			7,722,904

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)		82,039	1
Energias de Portugal SA		309,694	1,022,170
Galp Energia SGPS SA Class B		65,264	1,014,484
Jeronimo Martins SGPS SA		32,761	601,318

TOTAL PORTUGAL			2,637,973

Qatar - 0.2%
Barwa Real Estate Co. (a)		12,752	119,070
Doha Bank (a)		15,373	132,144
Doha Bank rights 5/9/17 (a)		3,074	5,318
Ezdan Holding Group (a)		101,671	427,201
Industries Qatar QSC (a)		19,627	562,188
Masraf al Rayan (a)		48,068	552,453
Qatar Electricity & Water Co. (a)		3,573	204,099
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		35,109	191,874
Qatar Insurance Co. SAQ		17,849	348,029
Qatar Islamic Bank (a)		7,732	214,465
Qatar National Bank SAQ		29,999	1,184,702
Qatar Telecom (Qtel) Q.S.C. (a)		10,659	303,849
The Commercial Bank of Qatar (a)		26,953	221,691

TOTAL QATAR			4,467,083

Russia - 0.8%
Alrosa Co. Ltd. (a)		335,001	577,335
Gazprom OAO (a)		762,002	1,830,505
Gazprom OAO sponsored ADR (Reg. S)		312,888	1,486,218
Inter Rao Ues JSC (a)		4,200,000	298,795
Lukoil PJSC		27,431	1,359,229
Lukoil PJSC sponsored ADR		27,960	1,388,633
Magnit OJSC GDR (Reg. S)		40,017	1,398,594
MMC Norilsk Nickel PJSC (a)		3,750	576,181
MMC Norilsk Nickel PJSC sponsored ADR		34,559	531,690
Mobile TeleSystems OJSC sponsored ADR		64,938	670,160
Moscow Exchange MICEX-RTS OAO (a)		181,375	366,549
NOVATEK OAO GDR (Reg. S)		11,859	1,437,311
PhosAgro OJSC GDR (Reg. S)		13,137	193,771
Rosneft Oil Co. OJSC		91,433	509,534
Rosneft Oil Co. OJSC GDR (Reg. S)		60,215	333,290
Rostelecom PJSC (a)		75,753	99,134
Rostelecom PJSC sponsored ADR		6,231	48,976
RusHydro PJSC (a)		7,940,000	124,828
RusHydro PJSC ADR		71,112	108,446
Sberbank of Russia		798,754	2,320,027
Sberbank of Russia sponsored ADR		151,763	1,804,462
Severstal PAO		12,003	163,614
Severstal PAO GDR (Reg. S)		15,206	208,018
Sistema JSFC sponsored GDR		22,612	190,167
Surgutneftegas OJSC (a)		161,000	78,932
Surgutneftegas OJSC sponsored ADR		75,887	371,543
Tatneft PAO (a)		110,411	731,176
Tatneft PAO sponsored ADR		12,317	482,087
VTB Bank OJSC (a)		387,468,334	454,041
VTB Bank OJSC sponsored GDR (Reg. S)		142,761	329,921

TOTAL RUSSIA			20,473,167

Singapore - 0.8%
Ascendas Real Estate Investment Trust		313,200	573,877
CapitaCommercial Trust (REIT)		263,500	306,472
CapitaLand Ltd.		334,300	899,666
CapitaMall Trust		322,500	454,729
City Developments Ltd.		53,900	416,262
ComfortDelgro Corp. Ltd.		280,200	549,510
DBS Group Holdings Ltd.		232,509	3,220,162
Global Logistic Properties Ltd.		347,400	716,109
Hutchison Port Holdings Trust		680,100	275,441
Jardine Cycle & Carriage Ltd.		12,900	436,078
Keppel Corp. Ltd.		189,200	881,575
Oversea-Chinese Banking Corp. Ltd.		409,694	2,873,708
Sembcorp Industries Ltd.		127,500	276,509
Singapore Airlines Ltd.		70,900	520,148
Singapore Airport Terminal Service Ltd.		85,300	310,759
Singapore Exchange Ltd.		106,600	564,607
Singapore Press Holdings Ltd.		207,300	514,856
Singapore Technologies Engineering Ltd.		203,000	550,671
Singapore Telecommunications Ltd.		1,063,300	2,846,324
StarHub Ltd.		77,500	154,761
Suntec (REIT)		317,300	401,976
United Overseas Bank Ltd.		171,671	2,678,616
UOL Group Ltd.		62,726	325,045
Wilmar International Ltd.		250,100	635,476
Yangzijiang Shipbuilding Holdings Ltd.		255,700	210,468

TOTAL SINGAPORE			21,593,805

South Africa - 1.5%
African Bank Investments Ltd. (a)		42,096	1,827
Anglo American Platinum Ltd. (a)		7,235	178,691
AngloGold Ashanti Ltd.		53,123	608,361
Aspen Pharmacare Holdings Ltd.		47,540	986,214
Barclays Africa Group Ltd.		55,131	606,436
Bidcorp Ltd.		43,679	925,434
Bidvest Group Ltd.		42,046	501,862
Capitec Bank Holdings Ltd.		5,114	291,807
Coronation Fund Managers Ltd.		28,446	134,932
Discovery Ltd.		47,039	470,962
Exxaro Resources Ltd.		23,320	198,723
FirstRand Ltd.		438,475	1,635,617
Fortress Income Fund Ltd.:
Class A		144,217	189,178
Class B		95,705	240,270
Foschini Ltd.		26,495	316,463
Gold Fields Ltd. (a)		106,826	350,124
Growthpoint Properties Ltd.		281,488	539,648
Hyprop Investments Ltd.		33,106	305,798
Impala Platinum Holdings Ltd. (a)		79,237	254,256
Imperial Holdings Ltd.		19,821	250,645
Investec Ltd.		32,891	246,490
Liberty Holdings Ltd.		14,530	116,881
Life Healthcare Group Holdings Ltd.		175,538	377,380
Massmart Holdings Ltd.		14,236	137,665
MMI Holdings Ltd.		132,480	231,081
Mondi Ltd.		15,721	407,890
Mr Price Group Ltd.		32,376	380,602
MTN Group Ltd.		220,867	2,090,706
Naspers Ltd. Class N		57,104	10,858,412
Nedbank Group Ltd.		25,800	435,253
Netcare Ltd.		123,465	244,921
Pick 'n Pay Stores Ltd.		47,486	225,637
Pioneer Foods Ltd.		16,300	201,083
PSG Group Ltd.		11,979	226,829
Rand Merchant Insurance Holdings Ltd.		84,548	265,404
Redefine Properties Ltd.		652,242	536,875
Remgro Ltd.		68,891	1,143,600
Resilient Property Income Fund Ltd.		38,009	331,405
RMB Holdings Ltd.		93,836	430,710
Sanlam Ltd.		183,291	972,294
Sappi Ltd.		70,454	523,512
Sasol Ltd.		72,123	2,210,199
Shoprite Holdings Ltd.		56,104	880,787
Sibanye Gold Ltd.		96,826	194,567
Spar Group Ltd.		24,596	331,622
Standard Bank Group Ltd.		168,614	1,871,898
Telkom SA Ltd.		33,539	187,675
Tiger Brands Ltd.		21,262	642,693
Truworths International Ltd.		58,883	381,266
Tsogo Sun Holdings Ltd.		51,747	97,386
Vodacom Group Ltd.		48,431	547,994
Woolworths Holdings Ltd.		129,533	702,733

TOTAL SOUTH AFRICA			37,420,698

Spain - 2.3%
Abertis Infraestructuras SA		85,329	1,501,124
ACS Actividades de Construccion y Servicios SA		30,748	1,139,794
Aena SA		8,805	1,553,788
Amadeus IT Holding SA Class A		57,190	3,083,705
Banco Bilbao Vizcaya Argentaria SA		871,556	6,982,577
Banco de Sabadell SA		694,862	1,336,709
Banco Popular Espanol SA (a)(b)		437,332	306,792
Banco Santander SA (Spain)		1,900,363	12,393,482
Bankia SA		600,333	728,492
Bankinter SA		87,556	770,914
CaixaBank SA		467,537	2,122,825
Distribuidora Internacional de Alimentacion SA		80,897	481,582
Enagas SA		29,512	776,360
Endesa SA		41,419	976,122
Ferrovial SA		63,449	1,350,161
Gas Natural SDG SA		45,772	1,035,082
Grifols SA		38,803	1,042,120
Iberdrola SA		720,848	5,184,021
Inditex SA		142,187	5,453,476
International Consolidated Airlines Group SA		107,375	778,744
International Consolidated Airlines Group SA CDI		3,400	24,661
MAPFRE SA (Reg.)		140,345	489,821
Red Electrica Corporacion SA		56,390	1,098,992
Repsol YPF SA		147,072	2,328,587
Telefonica SA		590,657	6,532,639
Zardoya Otis SA		25,681	238,061

TOTAL SPAIN			59,710,631

Sweden - 2.0%
Alfa Laval AB (b)		38,170	783,025
ASSA ABLOY AB (B Shares)		130,608	2,829,720
Atlas Copco AB:
(A Shares)		87,543	3,273,485
(B Shares)		50,832	1,690,708
Boliden AB		35,613	1,018,054
Electrolux AB (B Shares)		31,337	930,844
Getinge AB (B Shares)		26,332	514,612
H&M Hennes & Mauritz AB (B Shares)		123,726	3,063,519
Hexagon AB (B Shares)		33,675	1,466,412
Husqvarna AB (B Shares)		54,680	543,571
ICA Gruppen AB (b)		10,566	360,737
Industrivarden AB (C Shares)		21,472	499,388
Investor AB (B Shares)		59,455	2,717,908
Kinnevik AB (B Shares)		30,532	814,894
Lundbergfoeretagen AB		4,834	350,108
Lundin Petroleum AB		23,404	446,820
Nordea Bank AB		396,004	4,873,318
Sandvik AB		138,913	2,230,186
Securitas AB (B Shares)		40,736	673,315
Skandinaviska Enskilda Banken AB (A Shares)		198,022	2,280,406
Skanska AB (B Shares)		44,342	1,060,828
SKF AB (B Shares)		51,830	1,138,735
Svenska Cellulosa AB (SCA) (B Shares)		79,287	2,626,399
Svenska Handelsbanken AB (A Shares)		199,001	2,824,159
Swedbank AB (A Shares)		118,067	2,797,948
Swedish Match Co. AB		24,550	809,898
Tele2 AB (B Shares)		47,424	477,597
Telefonaktiebolaget LM Ericsson (B Shares)		399,758	2,597,160
TeliaSonera AB		337,934	1,375,845
Volvo AB (B Shares)		201,975	3,304,187

TOTAL SWEDEN			50,373,786

Switzerland - 5.9%
ABB Ltd. (Reg.)		245,378	6,012,808
Actelion Ltd.		11,924	3,182,929
Adecco SA (Reg.)		21,191	1,573,884
Aryzta AG		11,434	371,289
Baloise Holdings AG		6,512	954,875
Barry Callebaut AG (a)		278	381,656
Coca-Cola HBC AG		23,666	656,570
Compagnie Financiere Richemont SA Series A		68,025	5,684,068
Credit Suisse Group AG		258,715	3,945,653
Dufry AG (a)		5,959	976,198
Ems-Chemie Holding AG		1,066	667,991
Galenica AG		507	550,821
Geberit AG (Reg.)		4,829	2,199,500
Givaudan SA		1,203	2,317,740
Julius Baer Group Ltd.		29,150	1,520,076
Kuehne & Nagel International AG		7,034	1,063,230
Lafargeholcim Ltd. (Reg.)		59,321	3,362,517
Lindt & Spruengli AG		13	863,749
Lindt & Spruengli AG (participation certificate)		131	736,628
Lonza Group AG		7,547	1,543,532
Nestle SA (Reg. S)		405,643	31,242,818
Novartis AG		291,015	22,403,811
Pargesa Holding SA		4,475	334,388
Partners Group Holding AG		2,260	1,366,221
Roche Holding AG (participation certificate)		91,556	23,956,955
Schindler Holding AG:
(participation certificate)		5,303	1,083,517
(Reg.)		2,625	521,307
SGS SA (Reg.)		715	1,608,930
Sika AG		280	1,786,935
Sonova Holding AG Class B		6,801	1,005,454
Swatch Group AG (Bearer)		3,983	1,594,401
Swatch Group AG (Bearer) (Reg.)		6,637	514,951
Swiss Life Holding AG		4,187	1,362,563
Swiss Prime Site AG		9,337	809,363
Swiss Re Ltd.		42,265	3,678,542
Swisscom AG		3,366	1,468,185
Syngenta AG (Switzerland)		12,067	5,607,940
UBS Group AG		476,702	8,144,657
Zurich Insurance Group AG		19,629	5,432,099

TOTAL SWITZERLAND			152,488,751

Taiwan - 2.8%
Acer, Inc.		398,288	187,791
Advanced Semiconductor Engineering, Inc.		851,681	1,065,565
Advantech Co. Ltd.		39,994	322,884
Asia Cement Corp.		313,466	309,079
Asia Pacific Telecom Co. Ltd. (a)		281,000	90,372
ASUSTeK Computer, Inc.		92,000	902,558
AU Optronics Corp.		1,130,000	468,828
Catcher Technology Co. Ltd.		85,000	871,853
Cathay Financial Holding Co. Ltd.		1,064,285	1,704,377
Chang Hwa Commercial Bank		637,455	369,105
Cheng Shin Rubber Industry Co. Ltd.		252,899	521,312
Chicony Electronics Co. Ltd.		73,507	193,599
China Airlines Ltd.		342,490	105,955
China Development Finance Holding Corp.		1,746,800	480,871
China Life Insurance Co. Ltd.		451,818	420,080
China Steel Corp.		1,534,426	1,228,637
Chinatrust Financial Holding Co. Ltd.		2,281,579	1,423,014
Chunghwa Telecom Co. Ltd.		495,000	1,671,538
Compal Electronics, Inc.		556,000	371,611
Delta Electronics, Inc.		253,621	1,426,581
E.SUN Financial Holdings Co. Ltd.		1,024,864	618,859
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)		57,850	6,221
ECLAT Textile Co. Ltd.		24,452	267,392
EVA Airways Corp.		256,834	126,195
Evergreen Marine Corp. (Taiwan) (a)		234,720	103,291
Far Eastern Textile Ltd.		427,664	359,417
Far EasTone Telecommunications Co. Ltd.		207,000	508,887
Feng Tay Enterprise Co. Ltd.		45,436	174,390
First Financial Holding Co. Ltd.		1,244,207	757,483
Formosa Chemicals & Fibre Corp.		419,590	1,288,355
Formosa Petrochemical Corp.		149,000	520,117
Formosa Plastics Corp.		538,480	1,615,992
Formosa Taffeta Co. Ltd.		95,000	99,014
Foxconn Technology Co. Ltd.		122,535	373,001
Fubon Financial Holding Co. Ltd.		866,398	1,355,942
Giant Manufacturing Co. Ltd.		37,000	223,423
Highwealth Construction Corp.		106,480	179,328
HIWIN Technologies Corp.		25,965	165,379
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,031,488	6,641,002
Hotai Motor Co. Ltd.		32,000	367,932
HTC Corp. (a)		87,000	208,411
Hua Nan Financial Holdings Co. Ltd.		964,745	539,463
Innolux Corp.		1,163,427	542,776
Inventec Corp.		326,280	242,365
Largan Precision Co. Ltd.		13,000	2,157,132
Lite-On Technology Corp.		275,910	480,193
MediaTek, Inc.		195,970	1,407,057
Mega Financial Holding Co. Ltd.		1,413,246	1,133,945
Merida Industry Co. Ltd.		27,300	146,332
Micro-Star International Co. Ltd.		91,000	182,163
Nan Ya Plastics Corp.		619,780	1,490,852
Nanya Technology Corp.		87,000	138,605
Nien Made Enterprise Co. Ltd.		19,000	192,056
Novatek Microelectronics Corp.		77,000	295,537
OBI Pharma, Inc. (a)		15,000	140,952
Pegatron Corp.		251,000	738,309
Phison Electronics Corp.		20,000	188,267
Pou Chen Corp.		292,000	408,199
Powertech Technology, Inc.		85,000	266,337
President Chain Store Corp.		74,000	642,722
Quanta Computer, Inc.		351,000	725,854
Realtek Semiconductor Corp.		60,090	202,799
Ruentex Development Co. Ltd. (a)		105,687	128,861
Ruentex Industries Ltd.		74,015	118,897
Shin Kong Financial Holding Co. Ltd. (a)		1,061,331	282,689
Siliconware Precision Industries Co. Ltd.		286,000	462,676
Sinopac Holdings Co.		1,345,208	410,377
Standard Foods Corp.		47,564	117,246
Synnex Technology International Corp.		192,500	208,277
TaiMed Biologics, Inc. (a)		20,000	120,107
Taishin Financial Holdings Co. Ltd.		1,109,339	456,979
Taiwan Business Bank		488,359	134,762
Taiwan Cement Corp.		418,000	485,451
Taiwan Cooperative Financial Holding Co. Ltd.		1,008,447	512,182
Taiwan Fertilizer Co. Ltd.		102,000	137,696
Taiwan Mobile Co. Ltd.		208,600	769,576
Taiwan Semiconductor Manufacturing Co. Ltd.		3,184,000	20,475,703
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,200	171,964
TECO Electric & Machinery Co. Ltd.		238,000	235,456
Transcend Information, Inc.		24,000	81,792
Unified-President Enterprises Corp.		628,080	1,157,531
United Microelectronics Corp.		1,558,000	621,725
Vanguard International Semiconductor Corp.		118,000	224,888
Wistron Corp.		317,280	299,192
WPG Holding Co. Ltd.		202,000	255,650
Yuanta Financial Holding Co. Ltd.		1,254,372	535,400
Yulon Motor Co. Ltd.		106,000	95,748

TOTAL TAIWAN			70,858,381

Thailand - 0.5%
Advanced Info Service PCL		4,000	20,231
Advanced Info Service PCL (For. Reg.)		131,000	662,572
Airports of Thailand PCL		17,200	20,009
Airports of Thailand PCL (For. Reg.)		541,000	629,342
Bangkok Bank PCL (For. Reg.)		32,900	177,812
Bangkok Dusit Medical Services PCL		38,000	22,295
Bangkok Dusit Medical Services PCL (For. Reg.)		460,700	270,295
Bangkok Expressway and Metro PCL		824,000	171,468
Bangkok Expressway and Metro PCL		92,900	19,332
Banpu PCL		33,500	18,590
Banpu PCL (For. Reg.)		222,200	123,302
BEC World PCL		36,200	19,565
BEC World PCL (For. Reg.)		107,200	57,938
Berli Jucker PCL (For. Reg)		150,500	189,212
BTS Group Holdings PCL		80,900	19,874
BTS Group Holdings PCL		709,400	174,275
Bumrungrad Hospital PCL		3,900	19,782
Bumrungrad Hospital PCL (For. Reg.)		42,700	216,585
C.P. ALL PCL		33,000	58,179
C.P. ALL PCL (For. Reg.)		609,800	1,075,081
Central Pattana PCL		12,000	20,809
Central Pattana PCL (For. Reg.)		168,800	292,717
Charoen Pokphand Foods PCL (For. Reg.)		343,000	265,181
Delta Electronics PCL		8,000	21,272
Delta Electronics PCL (For. Reg.)		61,000	162,197
Electricity Generating PCL (For. Reg.)		17,900	113,815
Energy Absolute PCL		25,700	20,055
Energy Absolute PCL		126,500	98,714
Glow Energy PCL (For. Reg.)		63,700	150,965
Home Product Center PCL (For. Reg.)		533,967	149,696
Indorama Ventures PCL (For. Reg.)		181,300	192,566
IRPC PCL		132,200	21,397
IRPC PCL (For. Reg.)		1,229,900	199,059
Kasikornbank PCL		67,200	359,306
Kasikornbank PCL (For. Reg.)		158,900	849,610
KCE Electronics PCL		37,800	116,350
Krung Thai Bank PCL		43,000	24,607
Krung Thai Bank PCL (For. Reg.)		407,155	232,996
Minor International PCL		18,600	20,025
Minor International PCL (For. Reg.)		269,470	290,109
PTT Exploration and Production PCL		7,100	19,956
PTT Exploration and Production PCL (For. Reg.)		174,144	489,465
PTT Global Chemical PCL		9,400	20,376
PTT Global Chemical PCL (For. Reg.)		260,939	565,619
PTT PCL		7,200	80,948
PTT PCL (For. Reg.)		123,000	1,382,861
Robinsons Department Store PCL (For. Reg.)		67,000	121,026
Siam Cement PCL		2,200	33,954
Siam Cement PCL (For. Reg.)		50,800	784,023
Siam Commercial Bank PCL		9,300	41,931
Siam Commercial Bank PCL (For. Reg.)		220,000	991,908
Thai Oil PCL		9,000	20,289
Thai Oil PCL (For. Reg.)		97,000	218,671
Thai Union Frozen Products PCL (For. Reg.)		234,300	144,237
TMB PCL (For. Reg.)		1,648,100	108,603
True Corp. PCL (For. Reg.)		1,274,012	241,179

TOTAL THAILAND			12,832,231

Turkey - 0.3%
Akbank T.A.S.		283,174	758,171
Anadolu Efes Biracilik Ve Malt Sanayii A/S		25,804	145,440
Arcelik A/S		30,307	202,220
Bim Birlesik Magazalar A/S JSC		27,583	450,793
Coca-Cola Icecek Sanayi A/S		9,660	98,233
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		250,852	208,340
Eregli Demir ve Celik Fabrikalari T.A.S.		180,266	330,391
Ford Otomotiv Sanayi A/S		9,061	100,764
Haci Omer Sabanci Holding A/S		116,316	346,464
Koc Holding A/S		79,965	375,967
Petkim Petrokimya Holding A/S		87,649	121,161
TAV Havalimanlari Holding A/S		23,182	96,593
Tofas Turk Otomobil Fabrikasi A/S		16,659	138,733
Tupras Turkiye Petrol Rafinelleri A/S		16,507	415,934
Turk Hava Yollari AO (a)		66,658	113,726
Turk Sise ve Cam Fabrikalari A/S		91,337	114,687
Turk Telekomunikasyon A/S		70,506	126,643
Turkcell Iletisim Hizmet A/S		115,895	404,920
Turkiye Garanti Bankasi A/S		297,782	803,989
Turkiye Halk Bankasi A/S		84,178	279,175
Turkiye Is Bankasi A/S Series C		225,866	445,761
Turkiye Vakiflar Bankasi TAO		95,581	163,340
Ulker Biskuvi Sanayi A/S		20,985	119,224
Yapi ve Kredi Bankasi A/S (a)		112,952	137,058

TOTAL TURKEY			6,497,727

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		254,676	479,814
Aldar Properties PJSC		402,031	234,235
DP World Ltd.		21,529	440,053
Dubai Islamic Bank Pakistan Ltd. (a)		158,865	253,890
Dubai Parks and Resorts PJSC (a)		381,681	100,278
Emaar Malls Group PJSC (a)		231,119	161,714
Emaar Properties PJSC		454,521	888,500
Emirates Telecommunications Corp.		225,082	1,069,339
National Bank of Abu Dhabi PJSC (a)		208,700	625,020

TOTAL UNITED ARAB EMIRATES			4,252,843

United Kingdom - 11.1%
3i Group PLC		126,631	1,301,439
Aberdeen Asset Management PLC		119,709	432,581
Admiral Group PLC		27,713	721,826
Anglo American PLC (United Kingdom) (a)		182,694	2,618,259
Antofagasta PLC		51,302	556,820
Ashtead Group PLC		65,029	1,373,719
Associated British Foods PLC		46,411	1,689,134
AstraZeneca PLC (United Kingdom)		164,847	9,872,593
Auto Trader Group PLC		128,332	666,691
Aviva PLC		528,862	3,596,481
Babcock International Group PLC		33,658	391,909
BAE Systems PLC		413,916	3,361,816
Barclays PLC		2,208,257	6,047,107
Barratt Developments PLC		131,085	983,883
Berkeley Group Holdings PLC		17,227	726,938
BHP Billiton PLC		275,199	4,195,466
BP PLC		2,432,462	13,924,910
BP PLC sponsored ADR (a)(b)		5,615	192,707
British American Tobacco PLC (United Kingdom)		242,993	16,417,426
British Land Co. PLC		127,387	1,083,170
BT Group PLC		1,102,916	4,350,949
Bunzl PLC		43,694	1,362,747
Burberry Group PLC		57,461	1,201,195
Capita Group PLC		86,853	625,456
Carnival PLC		24,833	1,530,519
Carphone Warehouse Group PLC		127,437	553,764
Centrica PLC		715,836	1,834,831
Cobham PLC		214,754	368,548
Cobham PLC rights 5/4/17 (a)		85,901	63,418
Coca-Cola European Partners PLC		28,292	1,070,326
Compass Group PLC		214,148	4,323,821
Croda International PLC		17,083	832,819
Diageo PLC		328,054	9,548,731
Direct Line Insurance Group PLC		178,819	808,769
easyJet PLC (a)		20,709	313,284
Fresnillo PLC		28,771	541,076
G4S PLC (United Kingdom)		202,049	798,428
GKN PLC		223,340	1,038,190
GlaxoSmithKline PLC		635,482	12,790,897
Hammerson PLC		103,080	784,367
Hargreaves Lansdown PLC		33,852	604,186
Hikma Pharmaceuticals PLC		18,713	469,472
HSBC Holdings PLC (United Kingdom)		2,580,006	21,275,567
IMI PLC		35,336	585,362
Imperial Tobacco Group PLC		124,945	6,120,364
Inmarsat PLC		58,807	622,664
InterContinental Hotel Group PLC		24,468	1,298,061
Intertek Group PLC		21,029	1,107,447
Intu Properties PLC		122,959	439,070
Investec PLC		85,412	632,225
ITV PLC		471,493	1,282,423
J Sainsbury PLC		213,647	762,075
Johnson Matthey PLC		25,199	972,278
Kingfisher PLC		291,770	1,290,774
Land Securities Group PLC		102,936	1,474,549
Legal & General Group PLC		775,764	2,472,738
Lloyds Banking Group PLC		8,371,660	7,522,161
London Stock Exchange Group PLC		41,045	1,798,453
Marks & Spencer Group PLC		211,506	1,004,273
Mediclinic International PLC		32,945	350,324
Mediclinic International PLC		15,488	163,436
Meggitt PLC		100,909	604,475
Merlin Entertainments PLC		92,663	606,687
Mondi PLC		47,849	1,240,100
National Grid PLC		490,997	6,357,560
Next PLC		18,197	1,014,635
Old Mutual PLC		642,280	1,613,849
Pearson PLC		106,944	882,147
Persimmon PLC		40,158	1,211,895
Provident Financial PLC		19,198	796,683
Prudential PLC		336,108	7,459,535
Reckitt Benckiser Group PLC		82,153	7,569,376
RELX PLC		141,545	2,870,933
Rio Tinto PLC		161,234	6,360,719
Rolls-Royce Holdings PLC		239,522	2,519,059
Royal Bank of Scotland Group PLC (a)		461,963	1,586,005
Royal Dutch Shell PLC:
Class A (Netherlands)		18,410	480,038
Class A (United Kingdom)		544,998	14,152,756
Class A sponsored ADR (a)		2,903	151,508
Class B (United Kingdom)		488,478	12,996,923
Royal Mail PLC		117,193	610,948
RSA Insurance Group PLC		132,598	1,023,576
Sage Group PLC		140,453	1,218,829
Schroders PLC		17,605	726,700
Scottish & Southern Energy PLC		132,338	2,383,986
Segro PLC		129,379	813,896
Severn Trent PLC		30,771	926,619
SKY PLC		134,436	1,727,285
Smith & Nephew PLC		114,571	1,882,308
Smiths Group PLC		51,490	1,093,714
St. James's Place Capital PLC		68,564	1,019,471
Standard Chartered PLC (United Kingdom) (a)		427,886	3,996,876
Standard Life PLC		257,118	1,211,857
Tate & Lyle PLC		60,796	595,691
Taylor Wimpey PLC		425,109	1,101,202
Tesco PLC (a)		1,065,046	2,527,583
The Weir Group PLC		28,312	730,094
Travis Perkins PLC		32,476	677,634
Unilever PLC		167,262	8,605,351
United Utilities Group PLC		89,044	1,122,736
Vodafone Group PLC		3,443,320	8,868,761
Vodafone Group PLC sponsored ADR		2,563	67,125
Whitbread PLC		23,869	1,247,425
William Hill PLC		115,062	437,398
WM Morrison Supermarkets PLC		288,693	897,023
Worldpay Group PLC		234,186	909,953

TOTAL UNITED KINGDOM			284,043,836

United States of America - 0.1%
Southern Copper Corp. (b)		11,741	415,279
Yum China Holdings, Inc.		47,650	1,625,818

TOTAL UNITED STATES OF AMERICA			2,041,097

TOTAL COMMON STOCKS
(Cost $2,275,178,756)			2,448,000,052

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Banco Bradesco SA (PN)		357,968	3,767,966
Braskem SA (PN-A)		20,400	219,422
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		27,800	200,570
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		20,700	467,927
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)		98,587	275,816
Companhia Paranaense de Energia-Copel (PN-B)		13,500	124,067
Gerdau SA (PN)		119,800	369,887
Itau Unibanco Holding SA		421,081	5,208,374
Itausa-Investimentos Itau SA (PN)		508,129	1,583,276
Lojas Americanas SA (PN)		94,436	501,033
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		512,100	2,253,914
Suzano Papel e Celulose SA		52,100	220,117
Telefonica Brasil SA		58,400	870,098
Vale SA (PN-A)		251,200	2,078,263

TOTAL BRAZIL			18,140,730

Chile - 0.0%
Embotelladora Andina SA Class B		33,119	137,209
Sociedad Quimica y Minera de Chile SA (PN-B)		12,620	446,197

TOTAL CHILE			583,406

Colombia - 0.0%
Bancolombia SA (PN) (a)		58,169	567,850
Grupo Aval Acciones y Valores SA		430,413	170,439
Grupo de Inversiones Suramerica SA		14,205	181,836

TOTAL COLOMBIA			920,125

France - 0.0%
Air Liquide SA (a)		7,316	881,407
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		7,208	592,644
Fuchs Petrolub AG		9,011	464,822
Henkel AG & Co. KGaA		23,375	3,182,798
Porsche Automobil Holding SE (Germany)		19,927	1,165,855
Volkswagen AG		24,255	3,845,572

TOTAL GERMANY			9,251,691

India - 0.0%
Vedanta Ltd. (a)		212,712	25,311
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		795,482	568,003
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,376	229,817
Hyundai Motor Co.		2,639	214,117
Hyundai Motor Co. Series 2		4,393	383,461
LG Chemical Ltd.		998	159,666
LG Household & Health Care Ltd.		393	184,823
Samsung Electronics Co. Ltd.		2,253	3,471,791

TOTAL KOREA (SOUTH)			4,643,675

Russia - 0.1%
AK Transneft OAO (a)		202	683,756
Surgutneftegas OJSC (a)		911,733	488,629

TOTAL RUSSIA			1,172,385

United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares)		17,006,062	22,026
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $33,189,243)			36,208,759
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25
(Cost $13,959)	INR	69,696	15,098

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.58% to 0.72% 5/25/17 to 10/12/17(d)
(Cost $6,984,322)		$7,000,000	6,978,421
		Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.85% (e)		59,193,173	59,205,012
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)		30,778,334	30,781,412
TOTAL MONEY MARKET FUNDS
(Cost $89,982,179)			89,986,424
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $2,405,348,459)			2,581,188,754
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(17,589,914)
NET ASSETS - 100%			$2,563,598,840

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
607 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	55,352,330	$1,469,797
381 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	18,649,950	528,990
39 TME S&P/TSX 60 Index Contracts (Canada)	June 2017	5,238,665	22,525
TOTAL FUTURES CONTRACTS			$2,021,312

The face value of futures purchased as a percentage of Net Assets is 3.1%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,430,564.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$211,250
Fidelity Securities Lending Cash Central Fund	132,004
Total	$343,254

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$284,717,102	$200,518,074	$83,664,463	$534,565
Consumer Staples	244,836,207	139,549,215	105,262,100	24,892
Energy	164,202,670	87,871,284	76,331,386	--
Financials	579,463,863	426,204,957	153,258,905	1
Health Care	200,566,622	77,283,158	123,283,464	--
Industrials	298,222,362	232,738,613	64,738,522	745,227
Information Technology	249,863,826	163,473,371	86,390,454	1
Materials	195,712,798	157,655,599	38,057,199	--
Real Estate	80,241,682	79,959,823	--	281,859
Telecommunication Services	110,203,041	36,539,900	73,663,141	--
Utilities	76,178,638	59,090,232	17,088,406	--
Corporate Bonds	15,098	--	15,098	--
Government Obligations	6,978,421	--	6,978,421	--
Money Market Funds	89,986,424	89,986,424	--	--
Total Investments in Securities:	$2,581,188,754	$1,750,870,650	$828,731,559	$1,586,545
Derivative Instruments:
Assets
Futures Contracts	$2,021,312	$2,021,312	$--	$--
Total Assets	$2,021,312	$2,021,312	$--	$--
Total Derivative Instruments:	$2,021,312	$2,021,312	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$52,713,615
Level 2 to Level 1	$43,951,031

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,021,312	$0
Total Equity Risk	2,021,312	0
Total Value of Derivatives	$2,021,312	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,938,577) — See accompanying schedule: Unaffiliated issuers (cost $2,315,366,280)	$2,491,202,330
Fidelity Central Funds (cost $89,982,179)	89,986,424
Total Investments (cost $2,405,348,459)		$2,581,188,754
Foreign currency held at value (cost $2,596,832)		2,587,561
Receivable for investments sold		5,516
Receivable for fund shares sold		4,370,812
Dividends receivable		8,992,995
Distributions receivable from Fidelity Central Funds		83,161
Total assets		2,597,228,799
Liabilities
Payable for investments purchased	$766,542
Payable for fund shares redeemed	1,471,756
Accrued management fee	121,348
Payable for daily variation margin for derivative instruments	15,223
Other affiliated payables	61,831
Other payables and accrued expenses	413,319
Collateral on securities loaned	30,779,940
Total liabilities		33,629,959
Net Assets		$2,563,598,840
Net Assets consist of:
Paid in capital		$2,374,900,509
Undistributed net investment income		20,712,346
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,448,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		177,434,725
Net Assets		$2,563,598,840
Investor Class:
Net Asset Value, offering price and redemption price per share ($39,245,463 ÷ 3,261,406 shares)		$12.03
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,129,076,756 ÷ 93,821,743 shares)		$12.03
Institutional Class:
Net Asset Value, offering price and redemption price per share ($592,823,950 ÷ 49,246,670 shares)		$12.04
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($802,452,671 ÷ 66,632,468 shares)		$12.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$29,524,179
Interest		18,861
Income from Fidelity Central Funds		343,254
Income before foreign taxes withheld		29,886,294
Less foreign taxes withheld		(2,731,324)
Total income		27,154,970
Expenses
Management fee	$632,238
Transfer agent fees	313,862
Independent trustees' fees and expenses	3,953
Miscellaneous	3,349
Total expenses before reductions	953,402
Expense reductions	(257)	953,145
Net investment income (loss)		26,201,825
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,512,136)
Fidelity Central Funds	(5,330)
Foreign currency transactions	(566,372)
Futures contracts	4,996,733
Total net realized gain (loss)		1,912,895
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $159,429)	193,904,744
Assets and liabilities in foreign currencies	116,261
Futures contracts	1,975,896
Total change in net unrealized appreciation (depreciation)		195,996,901
Net gain (loss)		197,909,796
Net increase (decrease) in net assets resulting from operations		$224,111,621

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,201,825	$36,187,833
Net realized gain (loss)	1,912,895	(4,138,242)
Change in net unrealized appreciation (depreciation)	195,996,901	29,240,567
Net increase (decrease) in net assets resulting from operations	224,111,621	61,290,158
Distributions to shareholders from net investment income	(36,723,329)	(19,754,957)
Distributions to shareholders from net realized gain	(830,683)	–
Total distributions	(37,554,012)	(19,754,957)
Share transactions - net increase (decrease)	642,122,620	840,932,551
Redemption fees	37,194	80,968
Total increase (decrease) in net assets	828,717,423	882,548,720
Net Assets
Beginning of period	1,734,881,417	852,332,697
End of period	$2,563,598,840	$1,734,881,417
Other Information
Undistributed net investment income end of period	$20,712,346	$31,233,850

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$11.32	$12.28	$12.44	$10.54	$10.09
Income from Investment Operations
Net investment income (loss)A	.14	.31	.31	.37B	.29	.29
Net realized and unrealized gain (loss)	.99	(.26)C	(.98)	(.32)	1.76	.18
Total from investment operations	1.13	.05	(.67)	.05	2.05	.47
Distributions from net investment income	(.21)	(.25)	(.28)	(.18)	(.15)	–
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.22)	(.25)	(.29)	(.21)	(.16)	(.03)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01	.01
Net asset value, end of period	$12.03	$11.12	$11.32	$12.28	$12.44	$10.54
Total ReturnE,F	10.31%	.56%	(5.49)%	.46%	19.79%	4.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	.18%I	.27%	.34%	.34%	.34%	.34%
Expenses net of fee waivers, if any	.18%I	.19%	.22%	.22%	.23%	.24%
Expenses net of all reductions	.18%I	.19%	.22%	.22%	.23%	.24%
Net investment income (loss)	2.40%I	2.87%	2.66%	3.00%B	2.59%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$39,245	$37,465	$18,132	$15,309	$10,037	$25,552
Portfolio turnover rateJ	1%I	1%K	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$11.32	$12.29	$12.44	$10.54	$10.09
Income from Investment Operations
Net investment income (loss)A	.14	.32	.32	.38B	.30	.30
Net realized and unrealized gain (loss)	.99	(.27)C	(1.00)	(.31)	1.76	.17
Total from investment operations	1.13	.05	(.68)	.07	2.06	.47
Distributions from net investment income	(.22)	(.25)	(.28)	(.19)	(.16)	–
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.22)D	(.25)	(.29)	(.22)	(.17)	(.03)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01	.01
Net asset value, end of period	$12.03	$11.12	$11.32	$12.29	$12.44	$10.54
Total ReturnF,G	10.39%	.64%	(5.53)%	.59%	19.88%	4.81%
Ratios to Average Net AssetsH,I
Expenses before reductions	.11%J	.21%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.11%J	.12%	.17%	.18%	.18%	.18%
Expenses net of all reductions	.11%J	.12%	.17%	.18%	.18%	.18%
Net investment income (loss)	2.47%J	2.95%	2.71%	3.04%B	2.64%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,129,077	$774,360	$563,796	$485,998	$281,895	$67,539
Portfolio turnover rateK	1%J	1%L	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.33	$12.29	$12.45	$10.55	$10.09
Income from Investment Operations
Net investment income (loss)A	.14	.32	.33	.39B	.31	.30
Net realized and unrealized gain (loss)	1.00	(.26)C	(.99)	(.33)	1.76	.18
Total from investment operations	1.14	.06	(.66)	.06	2.07	.48
Distributions from net investment income	(.22)	(.26)	(.29)	(.20)	(.17)	–
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.23)	(.26)	(.30)	(.22)D	(.18)	(.03)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01	.01
Net asset value, end of period	$12.04	$11.13	$11.33	$12.29	$12.45	$10.55
Total ReturnF,G	10.40%	.66%	(5.40)%	.56%	19.94%	4.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	.09%J	.17%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.09%J	.10%	.13%	.13%	.13%	.13%
Expenses net of all reductions	.09%J	.10%	.13%	.13%	.13%	.13%
Net investment income (loss)	2.49%J	2.97%	2.75%	3.09%B	2.69%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$592,824	$278,172	$182,432	$153,983	$66,248	$21,199
Portfolio turnover rateK	1%J	1%L	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global ex U.S. Index Fund Institutional Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$11.33	$12.30	$12.45	$10.56	$10.09
Income from Investment Operations
Net investment income (loss)A	.14	.32	.33	.39B	.32	.30
Net realized and unrealized gain (loss)	1.00	(.26)C	(1.00)	(.31)	1.74	.19
Total from investment operations	1.14	.06	(.67)	.08	2.06	.49
Distributions from net investment income	(.22)	(.26)	(.29)	(.20)	(.17)	–
Distributions from net realized gain	(.01)	–	(.01)	(.03)	(.01)	(.03)
Total distributions	(.23)	(.26)	(.30)	(.23)	(.18)	(.03)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01	.01
Net asset value, end of period	$12.04	$11.13	$11.33	$12.30	$12.45	$10.56
Total ReturnE,F	10.43%	.68%	(5.45)%	.67%	19.87%	5.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.14%	.20%	.20%	.19%	.20%
Expenses net of fee waivers, if any	.06%I	.08%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.06%I	.08%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.52%I	2.99%	2.78%	3.12%B	2.72%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$802,453	$644,884	$87,972	$74,259	$62,884	$117
Portfolio turnover rateJ	1%I	1%K	1%	1%	6%	7%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Emerging Markets Index Fund	$973,213,735	$165,621,184	$(65,163,175)	$100,458,009
Fidelity Global ex U.S. Index Fund	2,406,208,179	317,422,193	(142,441,618)	174,980,575

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Emerging Markets Index Fund	$(18,957,565)	$(42,704,098)	$(61,661,663)	$(61,661,663)
Fidelity Global ex U.S. Index Fund	(1,112,186)	(7,433,685)	(8,545,871)	(8,545,871)
Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Fidelity Emerging Markets Index and Fidelity Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees for Fidelity Global ex U.S. Index Fund effective December 12, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Emerging Markets Index Fund
Equity Risk
Futures Contracts	$1,391,539	$424,988
Totals	$1,391,539	$424,988
Fidelity Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$4,996,733	$1,975,896
Totals	$4,996,733	$1,975,896

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity Emerging Markets Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	221,011,778	27,412,051
Fidelity Global ex U.S. Index Fund	661,980,649	6,378,508

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments received in-kind through subscriptions totaled $358,909,549 in exchange for 36,586,091 shares of the Fidelity Global ex U.S. Index Fund. The amount of in-kind exchanges is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .09% and .06% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Emerging Markets Index Fund	.30%	.14%	.11%	.09%
Fidelity Global ex U.S. Index Fund	.18%	.11%	.09%	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets as noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each class pays all or a portion of the transfer agent fees at annual rates based on class-level average net assets as noted in the table below and each Fund's Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Received by FIIOC	Paid by Class	Amount
Fidelity Emerging Markets Index Fund
Investor Class	.21%	.21%	$24,293
Premium Class	.11%	.05%	140,592
Institutional Class	.035%	.02%	18,480
Institutional Premium Class	.015%	–	–
			$183,365
Fidelity Global ex U.S. Index Fund
Investor Class	.21%	.12%	$21,909
Premium Class	.11%	.05%	228,476
Institutional Class	.035%	.03%	63,477
Institutional Premium Class	.015%	–	–
			$313,862

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Markets Index Fund	Borrower	$8,658,000.85%		$204

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Emerging Markets Index Fund	$1,386
Fidelity Global ex U.S. Index Fund	3,349

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity Emerging Markets Index Fund	$34,998
Fidelity Global ex U.S. Index Fund	132,004

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Emerging Markets Index Fund	$14
Fidelity Global ex U.S. Index Fund	257

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
Fidelity Emerging Markets Index Fund
From net investment income
Investor Class	$290,141	$488,081
Premium Class	9,152,994	9,746,166
Institutional Class	3,191,048	1,107,403
Institutional Premium Class	4,296	5,544
Total	$12,638,479	$11,347,194
Fidelity Global ex U.S. Index Fund
From net investment income
Investor Class	$710,799	$469,634
Premium Class	15,744,134	13,089,736
Institutional Class	6,109,298	4,201,240
Institutional Premium Class	14,159,098	1,994,347
Total	$36,723,329	$19,754,957
From net realized gain
Investor Class	$16,844	$–
Premium Class	359,898	–
Institutional Class	138,257	–
Institutional Premium Class	315,684	–
Total	$830,683	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	2,352,129	3,308,302	$21,402,428	$26,744,334
Reinvestment of distributions	31,357	57,696	270,613	430,181
Shares redeemed	(1,903,830)	(4,014,907)	(17,453,778)	(33,349,297)
Net increase (decrease)	479,656	(648,909)	$4,219,263	$(6,174,782)
Premium Class
Shares sold	25,428,292	30,727,439	$230,830,945	$252,020,349
Reinvestment of distributions	970,483	1,221,061	8,365,562	9,103,784
Shares redeemed	(22,285,269)	(19,928,967)	(190,128,429)	(165,686,800)
Net increase (decrease)	4,113,506	12,019,533	$49,068,078	$95,437,333
Institutional Class
Shares sold	7,177,257	16,322,577	$64,228,794	$139,980,479
Reinvestment of distributions	348,827	148,530	3,010,374	1,107,403
Shares redeemed	(7,017,846)	(2,302,722)	(60,402,120)	(18,698,255)
Net increase (decrease)	508,238	14,168,385	$6,837,048	$122,389,627
Institutional Premium Class
Shares sold	16,339,773	5,848	$137,733,229	$47,523
Reinvestment of distributions	498	744	4,296	5,544
Shares redeemed	(565,880)	(5,598)	(5,208,590)	(43,839)
Net increase (decrease)	15,774,391	994	$132,528,935	$9,228
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	1,699,313	3,749,465	$19,345,238	$40,507,693
Reinvestment of distributions	65,700	43,616	720,731	453,168
Shares redeemed	(1,873,332)	(2,025,704)	(21,106,320)	(21,832,563)
Net increase (decrease)	(108,319)	1,767,377	$(1,040,351)	$19,128,298
Premium Class
Shares sold	32,664,198	35,170,899	$371,575,458	$376,550,580
Reinvestment of distributions	1,271,346	1,130,684	13,946,668	11,747,810
Shares redeemed	(9,733,814)	(16,480,126)	(110,028,349)	(174,387,185)
Net increase (decrease)	24,201,730	19,821,457	$275,493,777	$213,911,205
Institutional Class
Shares sold	29,286,684	15,322,148	$328,680,113	$167,125,457
Reinvestment of distributions	569,513	404,354	6,247,555	4,201,240
Shares redeemed	(5,609,336)	(6,834,241)	(63,657,959)	(73,128,133)
Net increase (decrease)	24,246,861	8,892,261	$271,269,709	$98,198,564
Institutional Premium Class
Shares sold	11,420,138	55,232,124(a)	$127,534,507	$564,411,113(a)
Reinvestment of distributions	1,318,286	191,949	14,474,782	1,994,347
Shares redeemed	(4,028,796)	(5,265,059)	(45,609,804)	(56,710,976)
Net increase (decrease)	8,709,628	50,159,014	$96,399,485	$509,694,484

 (a) Amount includesin-kind exchanges (see the Prior Fiscal Year Exchanges In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Fidelity Emerging Markets Index Fund
Investor Class	.30%
Actual		$1,000.00	$1,087.60	$1.55
Hypothetical-C		$1,000.00	$1,023.31	$1.51
Premium Class	.14%
Actual		$1,000.00	$1,088.10	$.72
Hypothetical-C		$1,000.00	$1,024.10	$.70
Institutional Class	.11%
Actual		$1,000.00	$1,088.40	$.57
Hypothetical-C		$1,000.00	$1,024.25	$.55
Institutional Premium Class	.09%
Actual		$1,000.00	$1,088.60	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Fidelity Global ex U.S. Index Fund
Investor Class	.18%
Actual		$1,000.00	$1,103.10	$.94
Hypothetical-C		$1,000.00	$1,023.90	$.90
Premium Class	.11%
Actual		$1,000.00	$1,103.90	$.57
Hypothetical-C		$1,000.00	$1,024.25	$.55
Institutional Class	.09%
Actual		$1,000.00	$1,104.00	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Institutional Premium Class	.06%
Actual		$1,000.00	$1,104.30	$.31
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

EMX-GUX-SANN-0617
1.929363.105

Fidelity® SAI International Minimum Volatility Index Fund

Fidelity® SAI U.S. Minimum Volatility Index Fund
Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

April 30, 2017

Contents

Fidelity® SAI International Minimum Volatility Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® SAI U.S. Minimum Volatility Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® SAI International Minimum Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	20.9%
Canada	11.8%
United Kingdom	11.3%
Switzerland	9.5%
Taiwan	7.9%
Hong Kong	7.0%
Denmark	2.6%
Singapore	2.3%
France	1.9%
Other*	24.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	22.6%
United Kingdom	13.8%
Canada	11.7%
Switzerland	9.0%
Taiwan	8.2%
Hong Kong	7.3%
Singapore	2.2%
Indonesia	2.0%
Korea (South)	2.0%
Other*	21.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	100.1
Short-Term Investments and Net Other Assets (Liabilities)	0.0	(0.1)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.3
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	1.4	1.5
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3	1.3
CLP Holdings Ltd. (Hong Kong, Electric Utilities)	1.3	1.3
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.3	1.3
National Grid PLC (United Kingdom, Multi-Utilities)	1.2	1.3
Hang Seng Bank Ltd. (Hong Kong, Banks)	1.2	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.1	1.1
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.1	1.0
Otsuka Holdings Co. Ltd. (Japan, Pharmaceuticals)	1.1	1.1
	12.4

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	18.9
Consumer Staples	15.0	15.2
Health Care	13.0	14.2
Industrials	12.1	10.3
Telecommunication Services	9.3	10.3
Utilities	7.8	8.4
Consumer Discretionary	7.7	9.2
Real Estate	4.8	5.2
Information Technology	4.7	4.1
Materials	3.1	1.8

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® SAI International Minimum Volatility Index Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 0.4%
CSL Ltd.	7,189	$713,533
Healthscope Ltd.	6	10
Medibank Private Ltd.	5	11
Sonic Healthcare Ltd.	129,365	2,139,825
Telstra Corp. Ltd.	726,879	2,296,626
The GPT Group unit	4	16
Transurban Group unit	1	9

TOTAL AUSTRALIA		5,150,030

Bailiwick of Jersey - 0.4%
Randgold Resources Ltd.	56,529	4,972,652
Belgium - 1.0%
Colruyt NV	84,658	4,347,616
Proximus	61,381	1,877,828
UCB SA	62,598	4,879,533

TOTAL BELGIUM		11,104,977

Bermuda - 1.2%
Cheung Kong Infrastructure Holdings Ltd.	785,000	6,877,776
Cosco Shipping Ports Ltd.	584,000	639,683
Credicorp Ltd. (United States)	18,911	2,905,864
Yue Yuen Industrial (Holdings) Ltd.	934,500	3,694,341

TOTAL BERMUDA		14,117,664

Canada - 11.7%
Agnico Eagle Mines Ltd. (Canada)	102,945	4,920,817
Bank of Montreal	142,645	10,100,777
Bank of Nova Scotia	144,712	8,044,208
BCE, Inc.	189,601	8,632,433
Canadian Imperial Bank of Commerce	112,782	9,108,982
Canadian Tire Ltd. Class A (non-vtg.)	22,108	2,698,211
Dollarama, Inc.	7,904	691,937
Emera, Inc.	34,488	1,193,772
Empire Co. Ltd. Class A (non-vtg.)	63	971
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,842	3,127,657
First Capital Realty, Inc.	125,859	1,829,268
Franco-Nevada Corp.	103,084	7,010,966
George Weston Ltd.	33,882	3,042,815
Gildan Activewear, Inc.	34,880	977,882
Goldcorp, Inc.	154,936	2,158,809
Great-West Lifeco, Inc.	87,012	2,340,633
H&R REIT/H&R Finance Trust	106,085	1,799,882
Hydro One Ltd.	225,048	3,963,338
Intact Financial Corp.	155,566	10,656,735
Jean Coutu Group, Inc. Class A (sub. vtg.)	58,894	963,842
Loblaw Companies Ltd.	39,233	2,201,854
Metro, Inc. Class A (sub. vtg.)	124,345	4,261,279
National Bank of Canada	17,336	673,730
RioCan (REIT)	85,957	1,632,808
Rogers Communications, Inc. Class B (non-vtg.)	100,731	4,618,698
Royal Bank of Canada	138,215	9,464,090
Shaw Communications, Inc. Class B	270,470	5,734,150
Smart (REIT)	81,997	1,943,828
TELUS Corp.	219,266	7,295,749
The Toronto-Dominion Bank	138,703	6,526,423
Thomson Reuters Corp.	172,792	7,851,938
TransCanada Corp.	19,883	923,178

TOTAL CANADA		136,391,660

Cayman Islands - 0.6%
China Huishan Dairy Holdings Co. Ltd.	5,145,000	277,810
Fullshare Holdings Ltd.	1,875,000	607,455
Hengan International Group Co. Ltd.	321,500	2,405,562
Shenzhou International Group Holdings Ltd.	545,499	3,590,678
Sino Biopharmaceutical Ltd.	2,000	1,646

TOTAL CAYMAN ISLANDS		6,883,151

Chile - 0.8%
Aguas Andinas SA	3,298,751	1,868,323
Banco de Chile (a)	30,027,854	3,621,852
Banco de Credito e Inversiones (a)	27,742	1,550,448
Colbun SA	175	39
Compania de Petroleos de Chile SA (COPEC)	227	2,531
S.A.C.I. Falabella	270,579	2,156,021

TOTAL CHILE		9,199,214

China - 1.8%
Agricultural Bank of China Ltd. (H Shares)	4,148,000	1,914,457
Bank of China Ltd. (H Shares)	4,566,000	2,213,043
Beijing Capital International Airport Co. Ltd. (H Shares)	842,000	1,188,576
China Construction Bank Corp. (H Shares)	7,162,000	5,819,208
Industrial & Commercial Bank of China Ltd. (H Shares)	6,002,000	3,919,875
Jiangsu Expressway Co. Ltd. (H Shares)	1,442,000	2,128,235
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,780,000	1,297,525
Zhejiang Expressway Co. Ltd. (H Shares)	1,582,000	1,968,767

TOTAL CHINA		20,449,686

Colombia - 0.1%
Corporacion Financiera Colombiana SA	99,184	952,059
Czech Republic - 0.1%
Komercni Banka A/S	24,160	936,077
MONETA Money Bank A/S	171,715	554,540

TOTAL CZECH REPUBLIC		1,490,617

Denmark - 2.6%
Christian Hansen Holding A/S	36,542	2,462,802
Coloplast A/S Series B	31,431	2,691,305
Danske Bank A/S	18,034	654,989
DONG Energy A/S	185,226	7,297,008
DSV de Sammensluttede Vognmaend A/S	102,627	5,717,323
ISS Holdings A/S	130,662	5,419,175
Tryg A/S	123,777	2,374,662
William Demant Holding A/S (a)	151,222	3,461,502

TOTAL DENMARK		30,078,766

Egypt - 0.1%
Commercial International Bank SAE (a)	265,733	1,074,710
Finland - 0.5%
Neste Oyj	74,887	3,058,225
Orion Oyj (B Shares)	43,655	2,503,686

TOTAL FINLAND		5,561,911

France - 1.9%
Aeroports de Paris	36,114	4,817,058
Atos Origin SA	8,165	1,069,964
BIC SA	9,322	1,047,940
Danone SA	23,923	1,674,274
Dassault Systemes SA	9,430	841,593
Essilor International SA	15,670	2,030,397
Eutelsat Communications	157	3,716
L'Oreal SA	24,735	4,926,680
Sanofi SA	13,989	1,321,874
SCOR SE	1	40
SEB SA	3,936	634,548
Sodexo SA	14,691	1,867,539
Thales SA	19,109	2,009,106

TOTAL FRANCE		22,244,729

Germany - 1.6%
Beiersdorf AG	6,469	643,644
Fresenius Medical Care AG & Co. KGaA	57,283	5,084,971
MAN SE	44,209	4,644,248
Merck KGaA	6,421	753,996
SAP AG	19,089	1,912,070
TUI AG	418,292	6,084,097

TOTAL GERMANY		19,123,026

Hong Kong - 7.0%
China Mobile Ltd.	511,500	5,445,747
CLP Holdings Ltd.	1,439,000	15,179,305
CSPC Pharmaceutical Group Ltd.	1,974,000	2,740,838
Guangdong Investment Ltd.	2,316,000	3,584,904
Hang Seng Bank Ltd.	680,600	13,798,636
HK Electric Investments & HK Electric Investments Ltd. unit	3,347,500	2,960,885
Hong Kong & China Gas Co. Ltd.	3,852,980	7,697,688
Link (REIT)	1,019,000	7,329,710
MTR Corp. Ltd.	1,857,753	10,699,870
Power Assets Holdings Ltd.	1,034,500	9,309,815
Sun Hung Kai Properties Ltd.	48,000	720,153
Swire Properties Ltd.	212,800	714,043
Techtronic Industries Co. Ltd.	311,000	1,335,425

TOTAL HONG KONG		81,517,019

India - 0.9%
Asian Paints Ltd.	287,074	5,003,143
Bharat Petroleum Corp. Ltd.	146,291	1,636,643
Divi's Laboratories Ltd. (a)	81,731	798,876
Hindustan Unilever Ltd.	122,325	1,778,935
Wipro Ltd.	224,460	1,725,680

TOTAL INDIA		10,943,277

Indonesia - 1.8%
PT AKR Corporindo Tbk	1,029,600	523,336
PT Bank Central Asia Tbk	3,916,200	5,215,136
PT Bank Rakyat Indonesia Tbk	2,253,700	2,181,164
PT Hanjaya Mandala Sampoerna Tbk	4,963,100	1,422,390
PT Indofood CBP Sukses Makmur Tbk	1,290,400	849,521
PT Indofood Sukses Makmur Tbk	3,016,700	1,895,481
PT Jasa Marga Tbk	2,766,877	963,186
PT Kalbe Farma Tbk	21,544,600	2,561,947
PT Telkomunikasi Indonesia Tbk Series B	8,636,900	2,849,197
PT Unilever Indonesia Tbk	559,200	1,866,937
PT Waskita Karya Persero Tbk	6,028,700	1,080,996

TOTAL INDONESIA		21,409,291

Ireland - 0.9%
Kerry Group PLC Class A	64,266	5,251,772
Paddy Power Betfair PLC (Ireland)	12,728	1,418,350
Ryanair Holdings PLC sponsored ADR (a)	37,404	3,438,550

TOTAL IRELAND		10,108,672

Israel - 1.5%
Azrieli Group	53,516	2,850,305
Bank Hapoalim BM (Reg.)	1,014,131	6,330,969
Bank Leumi le-Israel BM (a)	757,554	3,545,348
Bezeq The Israel Telecommunication Corp. Ltd.	653,839	1,100,323
Mizrahi Tefahot Bank Ltd.	175,331	2,831,980
NICE Systems Ltd.	8,632	591,070
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,543	490,848

TOTAL ISRAEL		17,740,843

Italy - 1.0%
Snam Rete Gas SpA	2,574,454	11,380,063
Japan - 20.9%
ABC-MART, Inc.	41,600	2,309,971
Ajinomoto Co., Inc.	157,100	3,056,738
All Nippon Airways Ltd.	1,411,000	4,246,607
Asahi Group Holdings	72,100	2,719,717
Astellas Pharma, Inc.	529,000	6,975,982
Benesse Holdings, Inc.	84,000	2,535,636
Canon, Inc.	240,000	7,965,118
Chugai Pharmaceutical Co. Ltd.	55,400	1,963,041
Daiichi Sankyo Kabushiki Kaisha	115,900	2,571,166
Dainippon Sumitomo Pharma Co. Ltd.	90,700	1,487,325
Daito Trust Construction Co. Ltd.	5,100	750,303
Daiwa House REIT Investment Corp.	207	523,280
East Japan Railway Co.	27,700	2,473,432
Eisai Co. Ltd.	56,400	2,960,779
FamilyMart Co. Ltd.	92,000	5,199,372
Hankyu Hanshin Holdings, Inc.	20,100	663,539
Hisamitsu Pharmaceutical Co., Inc.	40,200	2,055,528
Idemitsu Kosan Co. Ltd.	50,300	1,608,607
Japan Airlines Co. Ltd.	150,500	4,752,276
Japan Prime Realty Investment Corp.	1,010	3,791,747
Japan Real Estate Investment Corp.	517	2,722,395
Japan Retail Fund Investment Corp.	2,728	5,329,970
Kajima Corp.	472,000	3,205,239
Kamigumi Co. Ltd.	87,000	789,809
Kao Corp.	24,700	1,362,239
Keihin Electric Express Railway Co. Ltd.	354,000	4,061,592
Kirin Holdings Co. Ltd.	31,000	602,341
Kyowa Hakko Kirin Co., Ltd.	72,000	1,234,932
Lawson, Inc.	63,200	4,195,380
LINE Corp. (b)	46,700	1,611,297
McDonald's Holdings Co. (Japan) Ltd.	83,400	2,569,895
Meiji Holdings Co. Ltd.	37,500	3,182,328
Miraca Holdings, Inc.	61,000	2,812,649
Mitsubishi Tanabe Pharma Corp.	282,600	5,734,391
Nagoya Railroad Co. Ltd.	846,000	3,885,643
New Hampshire Foods Ltd.	165,000	4,692,083
Nikon Corp.	39,400	561,974
Nippon Building Fund, Inc.	232	1,234,142
Nippon Prologis REIT, Inc.	1,908	4,034,228
Nippon Telegraph & Telephone Corp.	153,700	6,586,913
Nissin Food Holdings Co. Ltd.	73,800	4,223,763
Nitori Holdings Co. Ltd.	44,600	5,805,302
Nomura Real Estate Master Fund, Inc.	5,001	7,209,336
Nomura Research Institute Ltd.	62,314	2,168,902
NTT Data Corp.	65,000	3,014,577
NTT DOCOMO, Inc.	126,300	3,056,092
Obayashi Corp.	174,000	1,687,320
Oracle Corp. Japan	48,300	2,781,664
Oriental Land Co. Ltd.	42,200	2,422,785
Osaka Gas Co. Ltd.	1,094,000	4,095,324
Otsuka Corp.	65,800	3,523,893
Otsuka Holdings Co. Ltd.	268,100	12,330,556
Park24 Co. Ltd.	109,100	2,813,747
Recruit Holdings Co. Ltd.	185,800	9,383,754
Sankyo Co. Ltd. (Gunma)	56,900	1,983,014
Santen Pharmaceutical Co. Ltd.	142,200	1,998,900
Secom Co. Ltd.	65,200	4,729,376
Shimamura Co. Ltd.	14,600	1,998,619
Shionogi & Co. Ltd.	27,800	1,429,714
Showa Shell Sekiyu K.K.	66,000	637,650
Suntory Beverage & Food Ltd.	169,800	7,650,232
Taisei Corp.	92,000	701,503
Taisho Pharmaceutical Holdings Co. Ltd.	38,500	3,163,579
Takeda Pharmaceutical Co. Ltd.	173,500	8,314,304
Terumo Corp.	26,200	955,398
Tobu Railway Co. Ltd.	557,000	2,823,099
Toho Co. Ltd.	53,000	1,519,040
Toray Industries, Inc.	172,400	1,525,038
Toyo Suisan Kaisha Ltd.	111,600	4,184,687
Tsuruha Holdings, Inc.	11,600	1,175,869
United Urban Investment Corp.	3,411	5,155,896
USS Co. Ltd.	45,300	800,547
West Japan Railway Co.	12,200	814,683
Yamada Denki Co. Ltd.	365,400	1,917,551
Yamato Holdings Co. Ltd.	185,500	4,007,865
Yamazaki Baking Co. Ltd.	67,700	1,426,574

TOTAL JAPAN		244,449,757

Korea (South) - 1.7%
Dongbu Insurance Co. Ltd.	32,239	1,927,085
E-Mart Co. Ltd.	3,456	698,734
Hyundai Department Store Co. Ltd.	4,979	472,690
Hyundai Mobis	3,924	765,759
Kangwon Land, Inc.	25,913	823,448
Kia Motors Corp.	56,977	1,745,472
Korea Electric Power Corp.	26,939	1,074,079
KT Corp.	37,762	1,068,711
KT&G Corp.	39,039	3,483,174
S1 Corp.	23,985	2,057,785
Samsung Fire & Marine Insurance Co. Ltd.	8,202	1,932,257
Samsung Life Insurance Co. Ltd. (a)	5,430	522,666
SK Telecom Co. Ltd.	17,878	3,774,784

TOTAL KOREA (SOUTH)		20,346,644

Luxembourg - 0.3%
RTL Group SA	24,524	1,900,701
SES SA (France) (depositary receipt)	78,386	1,714,121

TOTAL LUXEMBOURG		3,614,822

Malaysia - 1.8%
Hong Leong Bank Bhd	825,500	2,624,257
IHH Healthcare Bhd	1,342,800	1,911,657
Malayan Banking Bhd	2,620,527	5,783,149
PPB Group Bhd	145,700	567,226
Public Bank Bhd	1,602,600	7,368,785
Telekom Malaysia Bhd	991,100	1,474,892
Tenaga Nasional Bhd	347,900	1,117,191

TOTAL MALAYSIA		20,847,157

Mexico - 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	61,500	632,470
Multi-National - 0.5%
HKT Trust/HKT Ltd. unit	4,772,000	6,104,302
Netherlands - 0.2%
Koninklijke Ahold Delhaize NV	92,618	1,918,905
NN Group NV	1	33
QIAGEN NV (Germany)	22,681	678,191

TOTAL NETHERLANDS		2,597,129

New Zealand - 0.4%
Auckland International Airport Ltd.	191,096	905,325
Meridian Energy Ltd.	347,408	660,729
Ryman Healthcare Group Ltd.	334,164	1,980,041
Spark New Zealand Ltd.	283,984	720,464

TOTAL NEW ZEALAND		4,266,559

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	415,080	635,637
Aboitiz Power Corp.	1,865,200	1,580,631
Bank of the Philippine Islands (BPI)	900,520	1,881,788
BDO Unibank, Inc.	1,720,493	4,113,279
Jollibee Food Corp.	180,700	756,647
Metro Pacific Investments Corp.	4,289,900	562,845
Universal Robina Corp. (a)	226,350	776,292

TOTAL PHILIPPINES		10,307,119

Poland - 0.0%
Grupa Lotos SA (a)	206	3,212
Qatar - 0.6%
Doha Bank (a)	163,275	1,403,484
Doha Bank rights 5/9/17 (a)	32,655	56,498
Qatar Electricity & Water Co. (a)	25,950	1,482,328
Qatar National Bank SAQ	56,656	2,237,424
The Commercial Bank of Qatar (a)	163,655	1,346,076

TOTAL QATAR		6,525,810

Singapore - 2.3%
CapitaMall Trust	429,100	605,037
DBS Group Holdings Ltd.	129,419	1,792,404
Oversea-Chinese Banking Corp. Ltd.	402,920	2,826,193
Singapore Airlines Ltd.	680,700	4,993,863
Singapore Airport Terminal Service Ltd.	850,300	3,097,754
Singapore Press Holdings Ltd.	1,954,600	4,854,498
Singapore Telecommunications Ltd.	2,376,400	6,361,333
StarHub Ltd.	513,500	1,025,420
United Overseas Bank Ltd.	66,963	1,044,837

TOTAL SINGAPORE		26,601,339

South Africa - 0.0%
Fortress Income Fund Ltd. Class A	14	18
Sweden - 0.1%
Swedish Match Co. AB	16,889	557,164
Switzerland - 9.5%
Baloise Holdings AG	24,101	3,534,006
Barry Callebaut AG (a)	2,413	3,312,722
Givaudan SA	1,547	2,980,502
Kuehne & Nagel International AG	39,427	5,959,619
Lindt & Spruengli AG	73	4,850,281
Lindt & Spruengli AG (participation certificate)	1,144	6,432,844
Nestle SA (Reg. S)	205,091	15,796,213
Novartis AG	164,655	12,675,977
Roche Holding AG (participation certificate)	62,870	16,450,844
Schindler Holding AG (Reg.)	4,097	813,635
SGS SA (Reg.)	981	2,207,496
Sonova Holding AG Class B	65,013	9,611,470
Swiss Life Holding AG	3,693	1,201,802
Swiss Prime Site AG	71,550	6,202,198
Swiss Re Ltd.	62,442	5,434,650
Swisscom AG	25,965	11,325,437
Syngenta AG (Switzerland)	4,726	2,196,331

TOTAL SWITZERLAND		110,986,027

Taiwan - 7.9%
Asia Cement Corp.	8,000	7,888
ASUSTeK Computer, Inc.	418,000	4,100,751
Chang Hwa Commercial Bank	6,028,230	3,490,521
Chicony Electronics Co. Ltd.	634,627	1,671,453
China Airlines Ltd.	3,079,000	952,541
Chinatrust Financial Holding Co. Ltd.	1,145,700	714,570
Chunghwa Telecom Co. Ltd.	4,786,000	16,161,578
E.SUN Financial Holdings Co. Ltd.	1,201,800	725,701
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)	71,981	7,740
EVA Airways Corp.	2,550,300	1,253,084
Far EasTone Telecommunications Co. Ltd.	2,012,000	4,946,286
First Financial Holding Co. Ltd.	12,067,197	7,346,604
Formosa Petrochemical Corp.	202,000	705,125
Formosa Taffeta Co. Ltd.	871,000	907,802
Foxconn Technology Co. Ltd.	607	1,848
Hon Hai Precision Industry Co. Ltd. (Foxconn)	998,300	3,263,476
Hua Nan Financial Holdings Co. Ltd.	8,652,630	4,838,350
Lite-On Technology Corp.	1,414,428	2,461,665
Mega Financial Holding Co. Ltd.	8,425,789	6,760,592
President Chain Store Corp.	271,000	2,353,754
Siliconware Precision Industries Co. Ltd.	2,301,000	3,722,441
Sinopac Holdings Co.	5,190,944	1,583,579
Standard Foods Corp.	316,334	779,767
Synnex Technology International Corp.	820,750	888,017
Taishin Financial Holdings Co. Ltd.	1,589,800	654,899
Taiwan Business Bank	4,879,354	1,346,452
Taiwan Cement Corp.	5,000	5,807
Taiwan Cooperative Financial Holding Co. Ltd.	9,709,315	4,931,277
Taiwan Mobile Co. Ltd.	2,024,000	7,467,028
Taiwan Semiconductor Manufacturing Co. Ltd.	1,234,000	7,935,621
Transcend Information, Inc.	214,000	729,312

TOTAL TAIWAN		92,715,529

Thailand - 1.6%
Advanced Info Service PCL (For. Reg.)	214,900	1,086,922
Bangkok Bank PCL (For. Reg.)	331,100	1,789,471
Bangkok Dusit Medical Services PCL (For. Reg.)	2,022,700	1,186,729
BEC World PCL (For. Reg.)	14,100	7,621
BTS Group Holdings PCL	7,729,400	1,898,841
Bumrungrad Hospital PCL (For. Reg.)	180,000	913,006
C.P. ALL PCL (For. Reg.)	469,900	828,436
Delta Electronics PCL (For. Reg.)	330,400	878,520
Electricity Generating PCL (For. Reg.)	168,500	1,071,387
Energy Absolute PCL	4,600	3,590
Kasikornbank PCL	14,000	74,855
Kasikornbank PCL (For. Reg.)	399,400	2,135,520
KCE Electronics PCL	279,500	860,311
Krung Thai Bank PCL (For. Reg.)	4,401,800	2,518,949
Siam Cement PCL (For. Reg.)	208,900	3,224,064
TMB PCL (For. Reg.)	8,432,900	555,694

TOTAL THAILAND		19,033,916

United Arab Emirates - 0.5%
DP World Ltd.	51,143	1,045,363
Dubai Islamic Bank Pakistan Ltd. (a)	415,062	663,331
Emirates Telecommunications Corp.	432,828	2,056,316
National Bank of Abu Dhabi PJSC (a)	811,161	2,429,287

TOTAL UNITED ARAB EMIRATES		6,194,297

United Kingdom - 11.3%
Admiral Group PLC	161,732	4,212,548
AstraZeneca PLC (United Kingdom)	115,686	6,928,369
Auto Trader Group PLC	108,222	562,218
Babcock International Group PLC	44,154	514,122
British American Tobacco PLC (United Kingdom)	110,908	7,493,318
Bunzl PLC	99,963	3,117,688
Carnival PLC	10,569	651,393
Centrica PLC	1	3
Compass Group PLC	613,050	12,377,975
Diageo PLC	311,048	9,053,734
Direct Line Insurance Group PLC	160,683	726,743
Fresnillo PLC	1	19
GlaxoSmithKline PLC	381,670	7,682,203
HSBC Holdings PLC (United Kingdom)	244,528	2,016,457
Imperial Tobacco Group PLC	136,085	6,666,051
Kingfisher PLC	1,345,732	5,953,443
Merlin Entertainments PLC	366,164	2,397,362
National Grid PLC	1,090,086	14,114,723
Reckitt Benckiser Group PLC	160,674	14,804,108
RELX PLC	305,546	6,197,338
Royal Mail PLC	1,134,151	5,912,533
Scottish & Southern Energy PLC	294,219	5,300,171
Severn Trent PLC	57,382	1,727,967
Smith & Nephew PLC	148,605	2,441,459
Tate & Lyle PLC	430,946	4,222,490
Unilever PLC	82,027	4,220,152
United Utilities Group PLC	116,223	1,465,429
Vodafone Group PLC	539,382	1,389,255

TOTAL UNITED KINGDOM		132,149,271

TOTAL COMMON STOCKS
(Cost $1,066,437,695)		1,149,826,559

Nonconvertible Preferred Stocks - 0.0%
Colombia - 0.0%
Grupo Aval Acciones y Valores SA
(Cost $26)	82	32
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.8% 7/27/17 (c)
(Cost $499,033)	500,000	499,049
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.85% (d)	6,582,027	6,583,344
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	1,668,065	1,668,231
TOTAL MONEY MARKET FUNDS
(Cost $8,251,575)		8,251,575
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $1,075,188,329)		1,158,577,215
NET OTHER ASSETS (LIABILITIES) - 0.7%		8,749,185
NET ASSETS - 100%		$1,167,326,400

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
114 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	10,395,660	$146,840
105 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	5,139,750	95,257
13 TME S&P/TSX 60 Index Contracts (Canada)	June 2017	1,746,222	2,914
TOTAL FUTURES CONTRACTS			$245,011

The face value of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $499,049.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,731
Fidelity Securities Lending Cash Central Fund	55,202
Total	$63,933

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$90,640,161	$71,657,350	$18,982,811	$--
Consumer Staples	170,298,071	109,328,230	60,692,031	277,810
Energy	19,958,824	19,958,824	--	--
Financials	227,406,931	225,326,236	2,080,695	--
Health Care	151,920,502	89,667,518	62,252,984	--
Industrials	139,520,636	139,520,636	--	--
Information Technology	54,281,461	29,409,234	24,872,227	--
Materials	36,468,838	29,299,855	7,168,983	--
Real Estate	56,986,018	56,378,563	--	607,455
Telecommunication Services	108,722,334	66,093,431	42,628,903	--
Utilities	93,622,815	73,133,842	20,488,973	--
Government Obligations	499,049	--	499,049	--
Money Market Funds	8,251,575	8,251,575	--	--
Total Investments in Securities:	$1,158,577,215	$918,025,294	$239,666,656	$885,265
Derivative Instruments:
Assets
Futures Contracts	$245,011	$245,011	$--	$--
Total Assets	$245,011	$245,011	$--	$--
Total Derivative Instruments:	$245,011	$245,011	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$14,507,453
Level 2 to Level 1	$3,818,157

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$245,011	$--
Total Equity Risk	245,011	--
Total Value of Derivatives	$245,011	$--

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,588,618) — See accompanying schedule: Unaffiliated issuers (cost $1,066,936,754)	$1,150,325,640
Fidelity Central Funds (cost $8,251,575)	8,251,575
Total Investments (cost $1,075,188,329)		$1,158,577,215
Segregated cash with brokers for derivative instruments		22,033
Foreign currency held at value (cost $882,156)		881,850
Receivable for investments sold		94,786
Receivable for fund shares sold		5,889,275
Dividends receivable		4,652,702
Distributions receivable from Fidelity Central Funds		5,679
Receivable for daily variation margin for derivative instruments		3,205
Prepaid expenses		713
Receivable from investment adviser for expense reductions		119,886
Other receivables		255
Total assets		1,170,247,599
Liabilities
Payable for fund shares redeemed	$852,534
Accrued management fee	145,836
Other affiliated payables	100,627
Other payables and accrued expenses	154,152
Collateral on securities loaned	1,668,050
Total liabilities		2,921,199
Net Assets		$1,167,326,400
Net Assets consist of:
Paid in capital		$1,123,476,057
Undistributed net investment income		10,921,391
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,657,371)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		83,586,323
Net Assets, for 116,922,911 shares outstanding		$1,167,326,400
Net Asset Value, offering price and redemption price per share ($1,167,326,400 ÷ 116,922,911 shares)		$9.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$17,402,463
Interest		222
Income from Fidelity Central Funds		63,933
Income before foreign taxes withheld		17,466,618
Less foreign taxes withheld		(1,618,426)
Total income		15,848,192
Expenses
Management fee	$871,816
Transfer agent fees	435,908
Accounting and security lending fees	166,029
Custodian fees and expenses	186,109
Independent trustees' fees and expenses	2,353
Registration fees	47,651
Audit	31,626
Legal	1,642
Interest	5,128
Miscellaneous	4,339
Total expenses before reductions	1,752,601
Expense reductions	(583,127)	1,169,474
Net investment income (loss)		14,678,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,126,876)
Fidelity Central Funds	93
Foreign currency transactions	(300,135)
Futures contracts	516,623
Total net realized gain (loss)		(30,910,295)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $53,196)	74,569,610
Assets and liabilities in foreign currencies	80,006
Futures contracts	202,764
Total change in net unrealized appreciation (depreciation)		74,852,380
Net gain (loss)		43,942,085
Net increase (decrease) in net assets resulting from operations		$58,620,803

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,678,718	$27,575,457
Net realized gain (loss)	(30,910,295)	(10,396,147)
Change in net unrealized appreciation (depreciation)	74,852,380	8,253,867
Net increase (decrease) in net assets resulting from operations	58,620,803	25,433,177
Distributions to shareholders from net investment income	(26,713,646)	(7,850,553)
Distributions to shareholders from net realized gain	(5,539,697)	(307,865)
Total distributions	(32,253,343)	(8,158,418)
Share transactions
Proceeds from sales of shares	206,615,592	728,457,159
Reinvestment of distributions	31,128,648	8,140,167
Cost of shares redeemed	(275,852,013)	(311,924,477)
Net increase (decrease) in net assets resulting from share transactions	(38,107,773)	424,672,849
Total increase (decrease) in net assets	(11,740,313)	441,947,608
Net Assets
Beginning of period	1,179,066,713	737,119,105
End of period	$1,167,326,400	$1,179,066,713
Other Information
Undistributed net investment income end of period	$10,921,391	$22,956,319
Shares
Sold	21,544,124	75,756,894
Issued in reinvestment of distributions	3,416,976	899,466
Redeemed	(28,784,783)	(32,620,858)
Net increase (decrease)	(3,823,683)	44,035,502

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI International Minimum Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.76	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.28	.10
Net realized and unrealized gain (loss)	.36	(.02)	(.49)
Total from investment operations	.48	.26	(.39)
Distributions from net investment income	(.22)	(.10)	–
Distributions from net realized gain	(.05)	–C	–
Total distributions	(.26)D	(.11)E	–
Net asset value, end of period	$9.98	$9.76	$9.61
Total ReturnF,G	5.19%	2.75%	(3.90)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.30%J	.32%	.40%J
Expenses net of fee waivers, if any	.20%J	.20%	.20%J
Expenses net of all reductions	.20%J	.20%	.20%J
Net investment income (loss)	2.53%J	2.88%	2.51%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,167,326	$1,179,067	$737,119
Portfolio turnover rateK	26%J	22%	6%L

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.045 per share.

 E Total distributions of $.11 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Automatic Data Processing, Inc.	1.5	1.4
PepsiCo, Inc.	1.4	1.5
Johnson & Johnson	1.4	1.5
McDonald's Corp.	1.4	1.3
AT&T, Inc.	1.4	1.4
	7.1

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	19.2	19.1
Information Technology	16.2	15.4
Consumer Staples	13.7	14.9
Financials	11.0	9.9
Utilities	8.0	8.8

Asset Allocation (% of fund's net assets)

As of April 30, 2017 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.4%

As of October 31, 2016 *
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 6.1%

 ** Short-term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Distributors - 0.1%
Genuine Parts Co.	4,566	$420,163
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	21,234	775,466
Chipotle Mexican Grill, Inc. (a)(b)	379	179,824
Darden Restaurants, Inc. (b)	9,512	810,327
McDonald's Corp.	33,556	4,695,491
Starbucks Corp.	25,801	1,549,608
		8,010,716
Media - 1.6%
Charter Communications, Inc. Class A (a)	5,591	1,929,790
Comcast Corp. Class A	53,322	2,089,689
Omnicom Group, Inc.	5,403	443,694
The Walt Disney Co.	5,727	662,041
		5,125,214
Multiline Retail - 0.4%
Target Corp.	20,522	1,146,154
Specialty Retail - 3.0%
AutoZone, Inc. (a)	3,504	2,425,434
Foot Locker, Inc.	2,944	227,689
Home Depot, Inc.	15,538	2,425,482
Lowe's Companies, Inc.	11,347	963,133
O'Reilly Automotive, Inc. (a)	2,019	501,015
Ross Stores, Inc.	8,240	535,600
TJX Companies, Inc.	38,353	3,016,080
		10,094,433

TOTAL CONSUMER DISCRETIONARY		24,796,680

CONSUMER STAPLES - 13.7%
Beverages - 3.5%
Constellation Brands, Inc. Class A (sub. vtg.)	7,642	1,318,551
Dr. Pepper Snapple Group, Inc.	22,560	2,067,624
PepsiCo, Inc.	42,128	4,772,260
The Coca-Cola Co.	82,313	3,551,806
		11,710,241
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	6,308	1,119,796
CVS Health Corp.	4,682	385,984
Sysco Corp.	17,569	928,873
Wal-Mart Stores, Inc.	22,073	1,659,448
		4,094,101
Food Products - 3.3%
Campbell Soup Co.	28,387	1,633,388
ConAgra Foods, Inc.	14,550	564,249
General Mills, Inc.	57,511	3,307,458
Hormel Foods Corp. (b)	16,610	582,679
Kellogg Co.	31,362	2,226,702
McCormick & Co., Inc. (non-vtg.)	19,985	1,996,502
The Hershey Co.	3,249	351,542
The J.M. Smucker Co.	1,636	207,314
		10,869,834
Household Products - 4.1%
Church & Dwight Co., Inc.	46,279	2,292,199
Clorox Co.	19,490	2,605,618
Colgate-Palmolive Co.	35,679	2,570,315
Kimberly-Clark Corp.	15,450	2,004,638
Procter & Gamble Co.	46,816	4,088,441
		13,561,211
Tobacco - 1.6%
Altria Group, Inc.	45,310	3,252,352
Philip Morris International, Inc.	12,724	1,410,328
Reynolds American, Inc.	7,566	488,007
		5,150,687

TOTAL CONSUMER STAPLES		45,386,074

ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	8,298	602,352
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp.	4,767	508,639
Exxon Mobil Corp.	46,383	3,787,172
Occidental Petroleum Corp.	18,226	1,121,628
		5,417,439

TOTAL ENERGY		6,019,791

FINANCIALS - 11.0%
Banks - 0.3%
U.S. Bancorp	15,949	817,865
Wells Fargo & Co.	5,769	310,603
		1,128,468
Capital Markets - 0.3%
CME Group, Inc.	7,983	927,545
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	23,327	3,853,854
Insurance - 7.5%
Alleghany Corp. (a)	2,129	1,300,180
Allstate Corp.	23,485	1,909,096
Aon PLC	6,723	805,684
Arch Capital Group Ltd. (a)	36,254	3,515,550
Axis Capital Holdings Ltd.	26,538	1,748,854
Chubb Ltd.	24,307	3,336,136
Cincinnati Financial Corp.	7,865	566,988
Everest Re Group Ltd.	9,147	2,302,391
FNF Group	12,732	521,375
Markel Corp. (a)	2,195	2,128,272
Marsh & McLennan Companies, Inc.	26,241	1,945,245
Progressive Corp.	4,536	180,170
RenaissanceRe Holdings Ltd.	12,349	1,755,657
The Travelers Companies, Inc.	13,232	1,609,805
W.R. Berkley Corp.	18,949	1,288,153
		24,913,556
Mortgage Real Estate Investment Trusts - 1.7%
Agnc Investment Corp.	99,329	2,092,862
Annaly Capital Management, Inc.	305,709	3,610,423
		5,703,285

TOTAL FINANCIALS		36,526,708

HEALTH CARE - 19.2%
Health Care Equipment & Supplies - 9.6%
Abbott Laboratories	41,469	1,809,707
Baxter International, Inc.	35,509	1,977,141
Becton, Dickinson & Co.	24,415	4,564,873
Boston Scientific Corp. (a)	50,686	1,337,097
C.R. Bard, Inc.	13,463	4,139,603
Danaher Corp.	27,502	2,291,742
Hologic, Inc. (a)	13,611	614,537
Intuitive Surgical, Inc. (a)	4,634	3,873,422
Medtronic PLC	36,605	3,041,509
ResMed, Inc.	7,455	506,865
Stryker Corp.	32,660	4,453,844
The Cooper Companies, Inc.	4,442	889,866
Varian Medical Systems, Inc. (a)(b)	21,857	1,983,304
Zimmer Biomet Holdings, Inc.	4,091	489,488
		31,972,998
Health Care Providers & Services - 4.5%
Aetna, Inc.	15,288	2,064,950
Anthem, Inc.	5,601	996,362
Cigna Corp.	8,748	1,367,925
Express Scripts Holding Co. (a)	6,135	376,321
Henry Schein, Inc. (a)	7,367	1,280,385
Humana, Inc.	5,230	1,160,955
Laboratory Corp. of America Holdings (a)	11,028	1,545,574
Patterson Companies, Inc. (b)	11,266	501,224
Quest Diagnostics, Inc.	8,270	872,568
UnitedHealth Group, Inc.	24,058	4,207,263
Universal Health Services, Inc. Class B	3,205	387,036
		14,760,563
Life Sciences Tools & Services - 0.7%
Quintiles Transnational Holdings, Inc. (a)	3,031	255,453
Thermo Fisher Scientific, Inc.	7,500	1,239,975
Waters Corp. (a)	4,731	803,750
		2,299,178
Pharmaceuticals - 4.4%
Allergan PLC	764	186,309
Eli Lilly & Co.	34,655	2,843,789
Johnson & Johnson	38,340	4,733,840
Merck & Co., Inc.	49,700	3,097,801
Pfizer, Inc.	112,893	3,829,331
		14,691,070

TOTAL HEALTH CARE		63,723,809

INDUSTRIALS - 7.6%
Aerospace & Defense - 1.7%
General Dynamics Corp.	5,664	1,097,627
Lockheed Martin Corp.	4,935	1,329,736
Northrop Grumman Corp.	4,602	1,131,908
Raytheon Co.	13,268	2,059,326
		5,618,597
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc. (b)	16,367	1,189,881
Expeditors International of Washington, Inc.	27,421	1,538,044
United Parcel Service, Inc. Class B	36,539	3,926,481
		6,654,406
Commercial Services & Supplies - 3.1%
Cintas Corp.	16,247	1,989,770
Republic Services, Inc.	62,474	3,935,237
Waste Connection, Inc. (Canada)	4,352	400,369
Waste Management, Inc.	53,549	3,897,296
		10,222,672
Industrial Conglomerates - 0.6%
3M Co.	9,987	1,955,754
Professional Services - 0.2%
Equifax, Inc.	1,831	247,753
Verisk Analytics, Inc. (a)	7,970	659,996
		907,749

TOTAL INDUSTRIALS		25,359,178

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 1.2%
Cisco Systems, Inc.	72,269	2,462,205
Motorola Solutions, Inc.	18,059	1,552,532
		4,014,737
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	6,446	466,110
Internet Software & Services - 1.5%
Alphabet, Inc. Class A (a)	1,782	1,647,495
eBay, Inc. (a)	32,683	1,091,939
Facebook, Inc. Class A (a)	15,663	2,353,366
		5,092,800
IT Services - 9.3%
Accenture PLC Class A	29,902	3,627,113
Automatic Data Processing, Inc.	46,605	4,869,753
Broadridge Financial Solutions, Inc.	23,806	1,664,992
Fidelity National Information Services, Inc.	23,552	1,982,843
Fiserv, Inc. (a)	29,383	3,500,691
Gartner, Inc. (a)	18,429	2,102,565
IBM Corp.	14,611	2,341,997
MasterCard, Inc. Class A	19,306	2,245,674
Paychex, Inc.	63,382	3,757,285
Vantiv, Inc. (a)	5,982	371,123
Visa, Inc. Class A	48,109	4,388,503
		30,852,539
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.	33,352	1,205,675
Software - 3.5%
Adobe Systems, Inc. (a)	13,726	1,835,715
ANSYS, Inc. (a)	16,239	1,788,888
Cadence Design Systems, Inc. (a)	27,291	888,868
Intuit, Inc.	2,955	369,996
Microsoft Corp.	30,176	2,065,849
Oracle Corp.	32,943	1,481,117
Synopsys, Inc. (a)	42,002	3,095,547
VMware, Inc. Class A (a)(b)	2,268	213,464
		11,739,444
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	1,333	191,485

TOTAL INFORMATION TECHNOLOGY		53,562,790

MATERIALS - 1.9%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	6,669	531,853
Ecolab, Inc.	8,204	1,059,054
Monsanto Co.	6,330	738,141
Praxair, Inc.	7,762	970,095
Sherwin-Williams Co.	1,379	461,524
Valspar Corp.	2,163	243,208
		4,003,875
Metals & Mining - 0.7%
Newmont Mining Corp.	71,065	2,402,708

TOTAL MATERIALS		6,406,583

REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.9%
American Tower Corp.	3,506	441,546
AvalonBay Communities, Inc.	21,135	4,012,268
Boston Properties, Inc.	1,630	206,358
Camden Property Trust (SBI)	2,616	215,375
Crown Castle International Corp.	29,205	2,762,793
Digital Realty Trust, Inc.	6,992	802,961
Equity Residential (SBI)	28,812	1,860,679
Essex Property Trust, Inc.	4,888	1,194,969
Extra Space Storage, Inc.	2,884	217,829
Federal Realty Investment Trust (SBI)	11,894	1,556,806
National Retail Properties, Inc.	3,585	151,359
Public Storage	13,215	2,766,957
Realty Income Corp.	33,535	1,956,767
Regency Centers Corp.	15,848	1,001,277
SBA Communications Corp. Class A (a)	4,620	584,384
Simon Property Group, Inc.	11,163	1,844,797
The Macerich Co.	15,004	936,700
UDR, Inc.	44,228	1,651,474
Ventas, Inc.	12,912	826,497
Welltower, Inc.	18,105	1,293,421
		26,285,217
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	118,207	4,684,543
Verizon Communications, Inc.	87,800	4,030,898
Zayo Group Holdings, Inc. (a)	15,622	547,864
		9,263,305
UTILITIES - 8.0%
Electric Utilities - 5.3%
American Electric Power Co., Inc.	8,711	590,867
Duke Energy Corp.	49,448	4,079,460
Eversource Energy	9,963	591,802
NextEra Energy, Inc.	16,729	2,234,325
PG&E Corp.	30,501	2,045,092
Southern Co.	78,475	3,908,055
Westar Energy, Inc.	17,948	933,834
Xcel Energy, Inc.	69,328	3,123,226
		17,506,661
Multi-Utilities - 2.5%
Consolidated Edison, Inc.	51,196	4,058,819
Dominion Resources, Inc.	31,714	2,455,615
WEC Energy Group, Inc.	29,418	1,780,377
		8,294,811
Water Utilities - 0.2%
American Water Works Co., Inc.	10,154	809,883

TOTAL UTILITIES		26,611,355

TOTAL COMMON STOCKS
(Cost $268,324,166)		323,941,490
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.8% 7/27/17 (c)
(Cost $499,032)	500,000	499,049
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.85% (d)	7,777,706	$7,779,262
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	5,263,780	5,264,306
TOTAL MONEY MARKET FUNDS
(Cost $13,043,652)		13,043,568
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $281,866,850)		337,484,107
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(5,691,273)
NET ASSETS - 100%		$331,792,834

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
49 CME E-mini S&P 500 Index Contracts (United States)	June 2017	5,832,225	$36,724
11 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2017	1,903,000	8,030
TOTAL FUTURES CONTRACTS			$44,754

The face value of futures purchased as a percentage of Net Assets is 2.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $180,656.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,403
Fidelity Securities Lending Cash Central Fund	19,755
Total	$29,158

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,796,680	$24,796,680	$--	$--
Consumer Staples	45,386,074	45,386,074	--	--
Energy	6,019,791	6,019,791	--	--
Financials	36,526,708	36,526,708	--	--
Health Care	63,723,809	63,723,809	--	--
Industrials	25,359,178	25,359,178	--	--
Information Technology	53,562,790	53,562,790	--	--
Materials	6,406,583	6,406,583	--	--
Real Estate	26,285,217	26,285,217	--	--
Telecommunication Services	9,263,305	9,263,305	--	--
Utilities	26,611,355	26,611,355	--	--
U.S. Government and Government Agency Obligations	499,049	--	499,049	--
Money Market Funds	13,043,568	13,043,568	--	--
Total Investments in Securities:	$337,484,107	$336,985,058	$499,049	$--
Derivative Instruments:
Assets
Futures Contracts	$44,754	$44,754	$--	$--
Total Assets	$44,754	$44,754	$--	$--
Total Derivative Instruments:	$44,754	$44,754	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$44,754	$0
Total Equity Risk	44,754	0
Total Value of Derivatives	$44,754	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,169,987) — See accompanying schedule: Unaffiliated issuers (cost $268,823,198)	$324,440,539
Fidelity Central Funds (cost $13,043,652)	13,043,568
Total Investments (cost $281,866,850)		$337,484,107
Receivable for fund shares sold		4,435,687
Dividends receivable		339,968
Distributions receivable from Fidelity Central Funds		2,566
Prepaid expenses		611
Receivable from investment adviser for expense reductions		31,578
Total assets		342,294,517
Liabilities
Payable for investments purchased	$5,004,261
Payable for fund shares redeemed	129,508
Accrued management fee	26,496
Payable for daily variation margin for derivative instruments	17,007
Other affiliated payables	63,464
Other payables and accrued expenses	447
Collateral on securities loaned	5,260,500
Total liabilities		10,501,683
Net Assets		$331,792,834
Net Assets consist of:
Paid in capital		$241,302,192
Undistributed net investment income		2,967,785
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,860,846
Net unrealized appreciation (depreciation) on investments		55,662,011
Net Assets, for 28,192,326 shares outstanding		$331,792,834
Net Asset Value, offering price and redemption price per share ($331,792,834 ÷ 28,192,326 shares)		$11.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$6,484,235
Interest		1,264
Income from Fidelity Central Funds		29,158
Total income		6,514,657
Expenses
Management fee	$278,434
Transfer agent fees	208,826
Accounting and security lending fees	96,834
Custodian fees and expenses	26,673
Independent trustees' fees and expenses	1,363
Registration fees	40,430
Audit	29,640
Legal	1,069
Interest	29,755
Miscellaneous	3,167
Total expenses before reductions	716,191
Expense reductions	(265,458)	450,733
Net investment income (loss)		6,063,924
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,506,311
Fidelity Central Funds	4,555
Foreign currency transactions	(1)
Futures contracts	495,992
Total net realized gain (loss)		35,006,857
Change in net unrealized appreciation (depreciation) on: Investment securities	7,864,225
Futures contracts	58,207
Total change in net unrealized appreciation (depreciation)		7,922,432
Net gain (loss)		42,929,289
Net increase (decrease) in net assets resulting from operations		$48,993,213

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,063,924	$16,781,266
Net realized gain (loss)	35,006,857	(2,837,258)
Change in net unrealized appreciation (depreciation)	7,922,432	36,590,718
Net increase (decrease) in net assets resulting from operations	48,993,213	50,534,726
Distributions to shareholders from net investment income	(14,558,665)	(7,756,190)
Distributions to shareholders from net realized gain	–	(197,185)
Total distributions	(14,558,665)	(7,953,375)
Share transactions
Proceeds from sales of shares	133,408,761	599,727,810
Reinvestment of distributions	13,736,526	7,935,716
Cost of shares redeemed	(798,373,929)	(371,396,718)
Net increase (decrease) in net assets resulting from share transactions	(651,228,642)	236,266,808
Total increase (decrease) in net assets	(616,794,094)	278,848,159
Net Assets
Beginning of period	948,586,928	669,738,769
End of period	$331,792,834	$948,586,928
Other Information
Undistributed net investment income end of period	$2,967,785	$11,462,526
Shares
Sold	12,028,535	55,280,106
Issued in reinvestment of distributions	1,252,190	800,779
Redeemed	(72,422,609)	(34,262,439)
Net increase (decrease)	(59,141,884)	21,818,446

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI U.S. Minimum Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.23	.09
Net realized and unrealized gain (loss)	1.03	.53	.13
Total from investment operations	1.15	.76	.22
Distributions from net investment income	(.24)	(.12)	–
Distributions from net realized gain	–	–C	–
Total distributions	(.24)	(.12)	–
Net asset value, end of period	$11.77	$10.86	$10.22
Total ReturnD,E	10.79%	7.56%	2.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.26%H	.23%	.31%H
Expenses net of fee waivers, if any	.16%H	.15%	.15%H
Expenses net of all reductions	.16%H	.15%	.15%H
Net investment income (loss)	2.17%H	2.12%	2.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$331,793	$948,587	$669,739
Portfolio turnover rateI	45%H	37%	3%J

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds's expense ratio. The fund indirectly bears its proportionate share of the expenses of the underlying funds.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI International Minimum Volatility Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity SAI International Minimum Volatility Index Fund	$1,082,750,312	$113,295,390	$(37,468,487)	$75,826,903
Fidelity SAI U.S. Minimum Volatility Index Fund	282,208,137	57,297,155	(2,021,185)	55,275,970

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term
Fidelity SAI International Minimum Volatility Index Fund	$(9,587,784)
Fidelity SAI U.S. Minimum Volatility Index Fund	(91,846)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity SAI International Minimum Volatility Index Fund
Equity Risk
Futures Contracts	$516,623	$202,764
Total Equity Risk	516,623	202,764
Totals	$516,623	$202,764
Fidelity SAI U.S. Minimum Volatility Index Fund
Equity Risk
Futures Contracts	$495,992	$58,207
Total Equity Risk	495,992	58,207
Totals	$495,992	$58,207

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Minimum Volatility Index Fund	153,463,344	219,828,523
Fidelity SAI U.S. Minimum Volatility Index Fund	134,880,633	793,606,103

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI International Minimum Volatility Index Fund	.15%
Fidelity SAI U.S. Minimum Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Minimum Volatility Index Fund	Borrower	$8,020,040.79%		$4,389
Fidelity SAI U.S. Minimum Volatility Index Fund	Borrower	8,096,000.58%		1,047

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity SAI International Minimum Volatility Index Fund	$1,986
Fidelity SAI U.S. Minimum Volatility Index Fund	1,153

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral(in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity SAI International Minimum Volatility Index Fund	$55,202
Fidelity SAI U.S. Minimum Volatility Index Fund	19,755

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Minimum Volatility Index Fund	$1,337,211	1.05%	$739
Fidelity SAI U.S. Minimum Volatility Index Fund	227,141,800.91%		28,708

10. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity SAI International Minimum Volatility Index Fund	.20%	$583,127
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%	264,788

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity SAI U.S. Minimum Volatility Index Fund	$670

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were owners of record of more than 10% of the total outstanding shares of the following Funds:

	Strategic Advisors International II Fund	Strategic Advisors Value Fund
Fidelity SAI International Minimum Volatility Index Fund	22%	–
Fidelity SAI U.S. Minimum Volatility Index Fund	–	47%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Fidelity SAI International Minimum Volatility Index Fund	.20%
Actual		$1,000.00	$1,051.90	$1.02
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Fidelity SAI U.S. Minimum Volatility Index Fund	.16%
Actual		$1,000.00	$1,107.90	$.84
Hypothetical-C		$1,000.00	$1,024.00	$.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

SV1-SV2-SANN-0617
1.9867662.101

Fidelity Flex℠ Funds Fidelity Flex℠ International Index Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

% of fund's net assets
iShares MSCI India ETF (United States of America, Investment Companies)	1.9
Nestle SA (Reg. S) (Switzerland, Food Products)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.7
9.9

Top Market Sectors as of April 30, 2017

% of fund's net assets
Financials	23.3
Industrials	11.6
Consumer Discretionary	10.9
Consumer Staples	9.9
Information Technology	9.2
Health Care	8.1
Materials	7.2
Energy	6.5
Telecommunication Services	4.7
Utilities	3.3

Geographic Diversification (% of fund's investments)

As of April 30, 2017
Japan	15.3%
United Kingdom	11.4%
Canada	6.9%
France	6.7%
Germany	6.7%
Switzerland	6.4%
Australia	5.0%
Cayman Islands	3.6%
Korea (South)	3.5%
Other*	34.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks	99.2%
Net Other Assets (Liabilities)	0.8%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 5.0%
AGL Energy Ltd.	66	$1,323
Amcor Ltd.	98	1,153
AMP Ltd.	339	1,361
APA Group unit	158	1,084
Aristocrat Leisure Ltd.	78	1,147
ASX Ltd.	38	1,443
Aurizon Holdings Ltd.	284	1,095
Australia & New Zealand Banking Group Ltd.	222	5,446
BHP Billiton Ltd.	268	4,771
Brambles Ltd.	158	1,223
Commonwealth Bank of Australia	123	8,050
CSL Ltd.	39	3,871
DEXUS Property Group unit	152	1,161
Fortescue Metals Group Ltd.	201	799
Goodman Group unit	233	1,415
Insurance Australia Group Ltd.	244	1,135
Lendlease Group unit	93	1,116
Macquarie Group Ltd.	25	1,741
Mirvac Group unit	692	1,176
National Australia Bank Ltd.	187	4,761
Newcrest Mining Ltd.	71	1,125
Origin Energy Ltd.	209	1,124
QBE Insurance Group Ltd.	131	1,262
Ramsay Health Care Ltd.	19	1,020
Rio Tinto Ltd.	40	1,810
Scentre Management Ltd. A/S Trustee South Carolina unit	534	1,723
Sonic Healthcare Ltd.	62	1,026
South32 Ltd.	535	1,109
Stockland Corp. Ltd. unit	421	1,529
Suncorp Group Ltd.	113	1,168
Telstra Corp. Ltd.	297	938
The GPT Group unit	321	1,262
Transurban Group unit	201	1,836
Treasury Wine Estates Ltd.	115	1,033
Vicinity Centers unit	564	1,216
Wesfarmers Ltd.	100	3,220
Westfield Corp. unit	214	1,455
Westpac Banking Corp.	248	6,501
Woodside Petroleum Ltd.	70	1,687
Woolworths Ltd.	114	2,295

TOTAL AUSTRALIA		79,610

Austria - 0.1%
Erste Group Bank AG	45	1,609
Bailiwick of Jersey - 0.9%
Experian PLC	71	1,527
Glencore Xstrata PLC	1,011	3,976
Randgold Resources Ltd.	12	1,056
Shire PLC	78	4,599
Wolseley PLC	25	1,589
WPP PLC	102	2,184

TOTAL BAILIWICK OF JERSEY		14,931

Belgium - 0.9%
Ageas	30	1,229
Anheuser-Busch InBev SA NV	58	6,541
Groupe Bruxelles Lambert SA	18	1,726
KBC Groep NV	24	1,733
Solvay SA Class A	10	1,272
UCB SA	22	1,715

TOTAL BELGIUM		14,216

Bermuda - 0.2%
Credicorp Ltd. (United States)	13	1,998
Hongkong Land Holdings Ltd.	100	771

TOTAL BERMUDA		2,769

Brazil - 1.1%
Ambev SA	500	2,876
Banco Bradesco SA	100	1,026
Banco do Brasil SA	100	1,035
BB Seguridade Participacoes SA	100	942
BM&F BOVESPA SA	300	1,797
Brasil Foods SA	100	1,254
CCR SA	200	1,115
Cielo SA	240	1,822
Petroleo Brasileiro SA - Petrobras (ON) (a)	500	2,262
Ultrapar Participacoes SA	100	2,219
Vale SA	200	1,731

TOTAL BRAZIL		18,079

Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	26	1,243
Agrium, Inc.	15	1,408
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	47	2,162
Bank of Montreal	43	3,045
Bank of Nova Scotia	84	4,669
Barrick Gold Corp.	111	1,856
Brookfield Asset Management, Inc. Class A	81	2,994
Canadian Imperial Bank of Commerce	30	2,423
Canadian National Railway Co.	61	4,409
Canadian Natural Resources Ltd.	101	3,217
Canadian Pacific Railway Ltd.	14	2,145
Canadian Tire Ltd. Class A (non-vtg.)	14	1,709
Cenovus Energy, Inc.	119	1,186
CGI Group, Inc. Class A (sub. vtg.) (a)	27	1,303
Constellation Software, Inc.	3	1,372
Crescent Point Energy Corp.	88	871
Dollarama, Inc.	31	2,714
Enbridge, Inc.	144	5,969
Encana Corp.	101	1,081
Fairfax Financial Holdings Ltd. (sub. vtg.)	2	914
First Quantum Minerals Ltd.	94	896
Fortis, Inc.	53	1,725
Franco-Nevada Corp.	22	1,496
Goldcorp, Inc.	93	1,296
Great-West Lifeco, Inc.	37	995
Imperial Oil Ltd.	38	1,105
Intact Financial Corp.	17	1,165
Inter Pipeline Ltd.	89	1,813
Loblaw Companies Ltd.	28	1,571
Magna International, Inc. Class A (sub. vtg.)	35	1,462
Manulife Financial Corp.	156	2,736
Metro, Inc. Class A (sub. vtg.)	40	1,371
National Bank of Canada	42	1,632
Onex Corp. (sub. vtg.)	18	1,299
Open Text Corp.	39	1,352
Pembina Pipeline Corp.	52	1,657
Potash Corp. of Saskatchewan, Inc.	96	1,619
Power Corp. of Canada (sub. vtg.)	54	1,251
Power Financial Corp.	38	966
Restaurant Brands International, Inc.	25	1,403
Rogers Communications, Inc. Class B (non-vtg.)	44	2,017
Royal Bank of Canada	103	7,053
Saputo, Inc.	34	1,118
Shaw Communications, Inc. Class B	70	1,484
Silver Wheaton Corp.	52	1,038
SNC-Lavalin Group, Inc.	26	1,046
Sun Life Financial, Inc.	50	1,766
Suncor Energy, Inc.	148	4,638
Teck Resources Ltd. Class B (sub. vtg.)	53	1,100
TELUS Corp.	31	1,031
The Toronto-Dominion Bank	127	5,976
Thomson Reuters Corp.	29	1,318
TransCanada Corp.	73	3,389

TOTAL CANADA		108,474

Cayman Islands - 3.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	95	10,973
Baidu.com, Inc. sponsored ADR (a)	27	4,866
Cheung Kong Property Holdings Ltd.	500	3,587
CK Hutchison Holdings Ltd.	500	6,245
Ctrip.com International Ltd. ADR (a)	43	2,172
Hengan International Group Co. Ltd.	500	3,741
JD.com, Inc. sponsored ADR (a)	69	2,420
NetEase, Inc. ADR	8	2,123
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	20	1,291
Sands China Ltd.	400	1,815
Tencent Holdings Ltd.	500	15,667
WH Group Ltd.	1,500	1,340

TOTAL CAYMAN ISLANDS		56,240

China - 2.6%
Agricultural Bank of China Ltd. (H Shares)	2,000	923
Bank Communications Co. Ltd.:
rights (a)	4	0
(H Shares)	2,000	1,540
Bank of China Ltd. (H Shares)	8,000	3,877
China CITIC Bank Corp. Ltd. (H Shares)	2,000	1,268
China Communications Construction Co. Ltd. (H Shares)	1,000	1,376
China Construction Bank Corp. (H Shares)	8,000	6,500
China Life Insurance Co. Ltd. (H Shares)	1,000	3,042
China Merchants Bank Co. Ltd. (H Shares)	500	1,298
China Minsheng Banking Corp. Ltd. (H Shares)	1,500	1,477
China Pacific Insurance (Group) Co. Ltd. (H Shares)	400	1,478
China Petroleum & Chemical Corp. (H Shares)	4,000	3,248
China Shenhua Energy Co. Ltd. (H Shares)	500	1,166
China Telecom Corp. Ltd. (H Shares)	4,000	1,954
Industrial & Commercial Bank of China Ltd. (H Shares)	6,000	3,919
PetroChina Co. Ltd. (H Shares)	2,000	1,405
PICC Property & Casualty Co. Ltd. (H Shares)	2,000	3,219
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	500	2,816

TOTAL CHINA		40,506

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A	1	1,659
Series B	1	1,725
Carlsberg A/S Series B	16	1,597
Coloplast A/S Series B	14	1,199
Danske Bank A/S	58	2,107
DSV de Sammensluttede Vognmaend A/S	23	1,281
Genmab A/S (a)	5	994
ISS Holdings A/S	31	1,286
Novo Nordisk A/S Series B	161	6,269
Novozymes A/S Series B	27	1,166
Pandora A/S	12	1,297
Vestas Wind Systems A/S	21	1,808

TOTAL DENMARK		22,388

Finland - 0.6%
Fortum Corp.	64	931
Kone Oyj (B Shares)	30	1,374
Nokia Corp.	540	3,087
Sampo Oyj (A Shares)	22	1,054
UPM-Kymmene Corp.	41	1,082
Wartsila Corp.	20	1,218

TOTAL FINLAND		8,746

France - 6.7%
Accor SA	27	1,231
Air Liquide SA	31	3,735
Arkema SA	12	1,271
Atos Origin SA	12	1,573
AXA SA	156	4,162
BNP Paribas SA	89	6,280
Bouygues SA	36	1,514
Capgemini SA	19	1,902
Carrefour SA	67	1,578
Christian Dior SA	5	1,372
Compagnie de St. Gobain	42	2,267
Credit Agricole SA	110	1,636
Danone SA	50	3,499
Dassault Systemes SA	13	1,160
ENGIE	147	2,074
Essilor International SA	18	2,332
Hermes International SCA	2	957
Kering SA	7	2,170
Klepierre SA	46	1,806
L'Oreal SA	16	3,187
Legrand SA	30	1,942
LVMH Moet Hennessy - Louis Vuitton SA	21	5,184
Michelin CGDE Series B	13	1,700
Orange SA	164	2,538
Pernod Ricard SA	19	2,377
Peugeot Citroen SA	57	1,194
Publicis Groupe SA	22	1,588
Renault SA	19	1,772
Safran SA	33	2,733
Sanofi SA	97	9,166
Schneider Electric SA	47	3,723
Societe Generale Series A	68	3,729
Sodexo SA	9	1,144
Thales SA	14	1,472
Total SA	175	8,983
Unibail-Rodamco	11	2,701
Valeo SA	20	1,438
Veolia Environnement SA	67	1,275
VINCI SA	44	3,750
Vivendi SA	94	1,865

TOTAL FRANCE		105,980

Germany - 6.4%
adidas AG	17	3,405
Allianz SE	32	6,092
BASF AG	67	6,529
Bayer AG	70	8,661
Bayerische Motoren Werke AG (BMW)	28	2,673
Beiersdorf AG	11	1,094
Brenntag AG	24	1,423
Commerzbank AG	144	1,411
Continental AG	8	1,791
Covestro AG	14	1,091
Daimler AG (Germany)	70	5,216
Deutsche Bank AG	190	3,421
Deutsche Borse AG	20	1,957
Deutsche Post AG	64	2,300
Deutsche Telekom AG	231	4,052
Deutsche Wohnen AG (Bearer)	38	1,299
E.ON AG	219	1,707
Fresenius Medical Care AG & Co. KGaA	24	2,130
Fresenius SE & Co. KGaA	35	2,837
GEA Group AG	25	1,063
Hannover Reuck SE	9	1,079
HeidelbergCement Finance AG	19	1,759
Henkel AG & Co. KGaA	9	1,050
Infineon Technologies AG	171	3,535
Lanxess AG	15	1,083
Linde AG	17	3,055
Merck KGaA	14	1,644
Muenchener Rueckversicherungs AG	11	2,108
ProSiebenSat.1 Media AG	32	1,358
RWE AG (a)	70	1,159
SAP AG	69	6,911
Siemens AG	62	8,893
Symrise AG	19	1,330
Thyssenkrupp AG	48	1,143
TUI AG	73	1,062
Volkswagen AG	8	1,290
Vonovia SE	49	1,774

TOTAL GERMANY		100,385

Hong Kong - 3.1%
AIA Group Ltd.	1,000	6,923
BOC Hong Kong (Holdings) Ltd.	500	2,057
China Mobile Ltd.	500	5,323
China Unicom Ltd.	2,000	2,588
CITIC Pacific Ltd.	2,000	2,900
CLP Holdings Ltd.	500	5,274
CNOOC Ltd.	2,000	2,333
Hang Seng Bank Ltd.	100	2,027
Hong Kong & China Gas Co. Ltd.	1,000	1,998
Hong Kong Exchanges and Clearing Ltd.	200	4,926
Link (REIT)	500	3,597
MTR Corp. Ltd.	500	2,880
New World Development Co. Ltd.	1,000	1,246
Power Assets Holdings Ltd.	500	4,500

TOTAL HONG KONG		48,572

Hungary - 0.1%
OTP Bank PLC	70	1,969
Indonesia - 0.6%
PT Astra International Tbk	2,700	1,813
PT Bank Central Asia Tbk	1,700	2,264
PT Bank Mandiri (Persero) Tbk	1,600	1,404
PT Bank Rakyat Indonesia Tbk	1,500	1,452
PT Telkomunikasi Indonesia Tbk Series B	6,700	2,210

TOTAL INDONESIA		9,143

Ireland - 0.6%
Bank of Ireland (a)	4,164	1,048
CRH PLC	85	3,096
DCC PLC (United Kingdom)	13	1,201
James Hardie Industries PLC CDI	74	1,256
Kerry Group PLC Class A	21	1,716
Paddy Power Betfair PLC (Ireland)	11	1,226

TOTAL IRELAND		9,543

Israel - 0.4%
Bank Hapoalim BM (Reg.)	169	1,055
Bank Leumi le-Israel BM (a)	253	1,184
Check Point Software Technologies Ltd. (a)	14	1,456
Teva Pharmaceutical Industries Ltd. sponsored ADR	84	2,653

TOTAL ISRAEL		6,348

Italy - 1.3%
Assicurazioni Generali SpA	94	1,488
Atlantia SpA	42	1,065
Enel SpA	565	2,686
Eni SpA	207	3,211
Intesa Sanpaolo SpA	1,208	3,526
Luxottica Group SpA	19	1,101
Snam Rete Gas SpA	280	1,238
Telecom Italia SpA (a)	1,725	1,531
Terna SpA	278	1,402
UniCredit SpA	169	2,750

TOTAL ITALY		19,998

Japan - 15.3%
AEON Co. Ltd.	100	1,483
Ajinomoto Co., Inc.	100	1,946
Asahi Group Holdings	100	3,772
Astellas Pharma, Inc.	200	2,637
Bridgestone Corp.	100	4,170
Canon, Inc.	100	3,319
Chubu Electric Power Co., Inc.	100	1,343
Concordia Financial Group Ltd.	200	919
Dai-ichi Mutual Life Insurance Co.	100	1,701
Daiichi Sankyo Kabushiki Kaisha	100	2,218
Daiwa House Industry Co. Ltd.	100	2,970
DENSO Corp.	100	4,305
Fujifilm Holdings Corp.	100	3,708
Hankyu Hanshin Holdings, Inc.	100	3,301
Hitachi Ltd.	1,000	5,518
Honda Motor Co. Ltd.	100	2,911
Hoya Corp.	100	4,776
INPEX Corp.	100	959
Isuzu Motors Ltd.	100	1,356
Itochu Corp.	200	2,828
Japan Exchange Group, Inc.	100	1,400
Japan Tobacco, Inc.	100	3,325
JFE Holdings, Inc.	100	1,705
JX Holdings, Inc.	300	1,354
Kansai Electric Power Co., Inc.	100	1,352
Kao Corp.	100	5,515
KDDI Corp.	200	5,303
Kintetsu Group Holdings Co. Ltd.	1,000	3,651
Kirin Holdings Co. Ltd.	100	1,943
Komatsu Ltd.	100	2,672
Kubota Corp.	100	1,573
Kyocera Corp.	100	5,660
LIXIL Group Corp.	100	2,497
Marubeni Corp.	400	2,463
Mazda Motor Corp.	100	1,477
Mitsubishi Chemical Holdings Corp.	200	1,565
Mitsubishi Corp.	100	2,156
Mitsubishi Electric Corp.	200	2,788
Mitsubishi Heavy Industries Ltd.	1,000	4,001
Mitsubishi UFJ Financial Group, Inc.	1,100	6,970
Mitsui & Co. Ltd.	200	2,822
Mizuho Financial Group, Inc.	2,100	3,839
MS&AD Insurance Group Holdings, Inc.	100	3,258
NEC Corp.	1,000	2,485
Nippon Steel & Sumitomo Metal Corp.	100	2,252
Nippon Telegraph & Telephone Corp.	100	4,286
Nissan Motor Co. Ltd.	200	1,905
Nomura Holdings, Inc.	300	1,803
NSK Ltd.	100	1,364
NTT Data Corp.	100	4,638
NTT DOCOMO, Inc.	100	2,420
Olympus Corp.	100	3,848
Ono Pharmaceutical Co. Ltd.	100	2,061
ORIX Corp.	100	1,526
Osaka Gas Co. Ltd.	1,000	3,743
Otsuka Holdings Co. Ltd.	100	4,599
Panasonic Corp.	200	2,392
Rakuten, Inc.	100	1,024
Resona Holdings, Inc.	300	1,668
Sekisui Chemical Co. Ltd.	100	1,678
Sekisui House Ltd.	100	1,659
Seven & i Holdings Co. Ltd.	100	4,225
Shiseido Co. Ltd.	100	2,706
SoftBank Corp.	100	7,585
Sony Corp.	100	3,431
Subaru Corp.	100	3,778
Sumitomo Corp.	200	2,671
Sumitomo Electric Industries Ltd.	100	1,630
Sumitomo Mitsui Financial Group, Inc.	100	3,713
Sumitomo Mitsui Trust Holdings, Inc.	100	3,424
T&D Holdings, Inc.	100	1,483
Takeda Pharmaceutical Co. Ltd.	100	4,792
Terumo Corp.	100	3,647
Tokio Marine Holdings, Inc.	100	4,209
Toshiba Corp. (a)	1,000	2,022
Toyota Motor Corp.	200	10,824
Toyota Tsusho Corp.	100	3,153
Unicharm Corp.	100	2,430
Yahoo! Japan Corp.	200	856
Yamaha Motor Co. Ltd.	100	2,369
Yamato Holdings Co. Ltd.	100	2,161

TOTAL JAPAN		241,889

Korea (South) - 3.3%
AMOREPACIFIC Corp.	6	1,540
Celltrion, Inc.	16	1,260
Cheil Industries, Inc.	11	1,194
Hana Financial Group, Inc.	47	1,620
Hyundai Heavy Industries Co. Ltd. (a)	8	1,160
Hyundai Mobis	8	1,561
Hyundai Motor Co.	21	2,658
KB Financial Group, Inc.	50	2,198
Kia Motors Corp.	56	1,716
Korea Electric Power Corp.	36	1,435
KT&G Corp.	19	1,695
LG Chemical Ltd.	8	1,927
LG Household & Health Care Ltd.	2	1,523
NAVER Corp.	3	2,110
POSCO	9	2,125
Samsung Electronics Co. Ltd.	8	15,689
Samsung Fire & Marine Insurance Co. Ltd.	6	1,414
Samsung Life Insurance Co. Ltd. (a)	12	1,155
Shinhan Financial Group Co. Ltd.	57	2,380
SK C&C Co. Ltd.	8	1,705
SK Energy Co. Ltd.	12	1,804
SK Hynix, Inc.	58	2,753

TOTAL KOREA (SOUTH)		52,622

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	179	1,407
SES SA (France) (depositary receipt)	49	1,072
Tenaris SA	62	969

TOTAL LUXEMBOURG		3,448

Malaysia - 0.5%
Malayan Banking Bhd	1,000	2,207
Public Bank Bhd	600	2,759
Tenaga Nasional Bhd	800	2,569

TOTAL MALAYSIA		7,535

Mexico - 0.9%
America Movil S.A.B. de CV Series L	3,500	2,690
CEMEX S.A.B. de CV unit	2,000	1,840
Fomento Economico Mexicano S.A.B. de CV unit	300	2,700
Grupo Financiero Banorte S.A.B. de CV Series O	400	2,315
Grupo Mexico SA de CV Series B	500	1,471
Grupo Televisa SA de CV	300	1,455
Wal-Mart de Mexico SA de CV Series V (a)	900	2,032

TOTAL MEXICO		14,503

Netherlands - 3.4%
ABN AMRO Group NV GDR	41	1,076
AEGON NV	186	949
AerCap Holdings NV (a)	28	1,288
Airbus Group NV	53	4,287
Akzo Nobel NV	22	1,924
ASML Holding NV (Netherlands)	40	5,287
CNH Industrial NV	106	1,170
Ferrari NV	15	1,128
Fiat Chrysler Automobiles NV (a)	91	1,030
Heineken Holding NV	14	1,173
Heineken NV (Bearer)	20	1,783
ING Groep NV (Certificaten Van Aandelen)	323	5,265
Koninklijke Ahold Delhaize NV	100	2,072
Koninklijke DSM NV	21	1,502
Koninklijke KPN NV	520	1,503
Koninklijke Philips Electronics NV	95	3,281
Mobileye NV (a)	22	1,362
NN Group NV	32	1,061
NXP Semiconductors NV (a)	24	2,538
QIAGEN NV (Germany)	36	1,076
Randstad Holding NV	17	1,013
RELX NV	78	1,509
Steinhoff International Holdings NV (South Africa)	331	1,687
STMicroelectronics NV (France)	65	1,043
Unilever NV (Certificaten Van Aandelen) (Bearer)	133	6,967
Wolters Kluwer NV	35	1,487

TOTAL NETHERLANDS		54,461

Norway - 0.5%
DNB ASA	61	953
Marine Harvest ASA	61	1,015
Norsk Hydro ASA	171	976
Orkla ASA	112	1,014
Statoil ASA	76	1,252
Telenor ASA	62	1,002
Yara International ASA	26	967

TOTAL NORWAY		7,179

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	189	1,022
Poland - 0.2%
Polski Koncern Naftowy Orlen SA	53	1,585
Powszechna Kasa Oszczednosci Bank SA	172	1,565

TOTAL POLAND		3,150

Portugal - 0.2%
Energias de Portugal SA	526	1,736
Galp Energia SGPS SA Class B	86	1,337

TOTAL PORTUGAL		3,073

Russia - 0.9%
Gazprom OAO sponsored ADR (Reg. S)	530	2,518
Lukoil PJSC sponsored ADR	43	2,136
Magnit OJSC GDR (Reg. S)	36	1,258
MMC Norilsk Nickel PJSC sponsored ADR	80	1,231
NOVATEK OAO GDR (Reg. S)	11	1,333
Rosneft Oil Co. OJSC GDR (Reg. S)	178	985
Sberbank of Russia sponsored ADR	240	2,854
Tatneft PAO sponsored ADR	33	1,292
VTB Bank OJSC sponsored GDR (Reg. S)	500	1,156

TOTAL RUSSIA		14,763

Singapore - 1.0%
CapitaLand Ltd.	900	2,422
DBS Group Holdings Ltd.	200	2,770
Keppel Corp. Ltd.	300	1,398
Oversea-Chinese Banking Corp. Ltd.	400	2,806
Singapore Telecommunications Ltd.	1,000	2,677
United Overseas Bank Ltd.	200	3,121

TOTAL SINGAPORE		15,194

South Africa - 1.5%
Aspen Pharmacare Holdings Ltd.	69	1,431
Bidcorp Ltd.	55	1,165
FirstRand Ltd.	503	1,876
MTN Group Ltd.	213	2,016
Naspers Ltd. Class N	39	7,416
Remgro Ltd.	128	2,125
Sanlam Ltd.	330	1,751
Sasol Ltd.	69	2,114
Shoprite Holdings Ltd.	84	1,319
Standard Bank Group Ltd.	175	1,943

TOTAL SOUTH AFRICA		23,156

Spain - 2.3%
Abertis Infraestructuras SA	76	1,337
ACS Actividades de Construccion y Servicios SA	31	1,149
Aena SA	7	1,235
Amadeus IT Holding SA Class A	31	1,672
Banco Bilbao Vizcaya Argentaria SA	559	4,478
Banco de Sabadell SA	682	1,312
Banco Santander SA (Spain)	1,153	7,519
CaixaBank SA	343	1,557
Endesa SA	47	1,108
Ferrovial SA	63	1,341
Gas Natural SDG SA	51	1,153
Iberdrola SA	364	2,618
Inditex SA	77	2,953
Red Electrica Corporacion SA	70	1,364
Repsol YPF SA	102	1,615
Telefonica SA	365	4,037

TOTAL SPAIN		36,448

Sweden - 2.0%
ASSA ABLOY AB (B Shares)	83	1,798
Atlas Copco AB:
(A Shares)	51	1,907
(B Shares)	33	1,098
Boliden AB	33	943
Electrolux AB (B Shares)	38	1,129
H&M Hennes & Mauritz AB (B Shares)	88	2,179
Hexagon AB (B Shares)	25	1,089
Investor AB (B Shares)	25	1,143
Kinnevik AB (B Shares)	52	1,388
Nordea Bank AB	197	2,424
Sandvik AB	113	1,814
Skandinaviska Enskilda Banken AB (A Shares)	130	1,497
Skanska AB (B Shares)	42	1,005
SKF AB (B Shares)	63	1,384
Svenska Cellulosa AB (SCA) (B Shares)	53	1,756
Svenska Handelsbanken AB (A Shares)	132	1,873
Swedbank AB (A Shares)	71	1,683
Telefonaktiebolaget LM Ericsson (B Shares)	314	2,040
TeliaSonera AB	247	1,006
Volvo AB (B Shares)	120	1,963

TOTAL SWEDEN		31,119

Switzerland - 6.4%
ABB Ltd. (Reg.)	153	3,749
Actelion Ltd.	8	2,135
Adecco SA (Reg.)	21	1,560
Baloise Holdings AG	14	2,053
Compagnie Financiere Richemont SA Series A	45	3,760
Credit Suisse Group AG	183	2,791
Dufry AG (a)	9	1,474
Geberit AG (Reg.)	7	3,188
Givaudan SA	1	1,927
Julius Baer Group Ltd.	35	1,825
Kuehne & Nagel International AG	9	1,360
Lafargeholcim Ltd. (Reg.)	46	2,607
Lonza Group AG	8	1,636
Nestle SA (Reg. S)	234	18,023
Novartis AG	180	13,857
Partners Group Holding AG	2	1,209
Roche Holding AG (participation certificate)	57	14,915
Schindler Holding AG (participation certificate)	7	1,430
SGS SA (Reg.)	1	2,250
Sonova Holding AG Class B	9	1,331
Swatch Group AG (Bearer)	4	1,601
Swiss Life Holding AG	4	1,302
Swiss Re Ltd.	22	1,915
Swisscom AG	4	1,745
Syngenta AG (Switzerland)	7	3,253
UBS Group AG	309	5,279
Zurich Insurance Group AG	9	2,491

TOTAL SWITZERLAND		100,666

Taiwan - 2.8%
Advanced Semiconductor Engineering, Inc.	1,000	1,251
Cathay Financial Holding Co. Ltd.	1,000	1,601
China Steel Corp.	3,000	2,402
Chinatrust Financial Holding Co. Ltd.	4,000	2,495
Chunghwa Telecom Co. Ltd.	1,000	3,377
Formosa Chemicals & Fibre Corp.	1,000	3,071
Formosa Plastics Corp.	1,000	3,001
Fubon Financial Holding Co. Ltd.	1,000	1,565
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,000	6,538
Mega Financial Holding Co. Ltd.	3,000	2,407
Nan Ya Plastics Corp.	1,000	2,405
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	12,862
Unified-President Enterprises Corp.	1,000	1,843

TOTAL TAIWAN		44,818

Thailand - 0.4%
C.P. ALL PCL (For. Reg.)	1,100	1,939
PTT PCL (For. Reg.)	200	2,249
Siam Commercial Bank PCL (For. Reg.)	500	2,254

TOTAL THAILAND		6,442

United Arab Emirates - 0.2%
Emaar Properties PJSC	1,013	1,980
Emirates Telecommunications Corp.	347	1,649

TOTAL UNITED ARAB EMIRATES		3,629

United Kingdom - 11.4%
3i Group PLC	116	1,192
Anglo American PLC (United Kingdom) (a)	121	1,734
Ashtead Group PLC	51	1,077
Associated British Foods PLC	39	1,419
AstraZeneca PLC (United Kingdom)	109	6,528
Aviva PLC	276	1,877
BAE Systems PLC	455	3,696
Barclays PLC	1,403	3,842
Barratt Developments PLC	164	1,231
BHP Billiton PLC	182	2,775
BP PLC	1,482	8,484
British American Tobacco PLC (United Kingdom)	142	9,594
British Land Co. PLC	163	1,386
BT Group PLC	708	2,793
Bunzl PLC	51	1,591
Burberry Group PLC	50	1,045
Carnival PLC	19	1,171
Centrica PLC	435	1,115
Coca-Cola European Partners PLC	28	1,059
Compass Group PLC	132	2,665
Diageo PLC	184	5,356
GKN PLC	220	1,023
GlaxoSmithKline PLC	381	7,669
HSBC Holdings PLC (United Kingdom)	1,550	12,782
Imperial Tobacco Group PLC	83	4,066
InterContinental Hotel Group PLC	25	1,326
Intertek Group PLC	28	1,475
ITV PLC	443	1,205
Johnson Matthey PLC	28	1,080
Kingfisher PLC	401	1,774
Land Securities Group PLC	117	1,676
Legal & General Group PLC	490	1,562
Lloyds Banking Group PLC	5,248	4,715
London Stock Exchange Group PLC	33	1,446
Marks & Spencer Group PLC	285	1,353
Mondi PLC	43	1,114
National Grid PLC	245	3,172
Next PLC	21	1,171
Old Mutual PLC	441	1,108
Pearson PLC	121	998
Persimmon PLC	44	1,328
Prudential PLC	198	4,394
Reckitt Benckiser Group PLC	52	4,791
RELX PLC	79	1,602
Rio Tinto PLC	103	4,063
Rolls-Royce Holdings PLC	192	2,019
Royal Bank of Scotland Group PLC (a)	371	1,274
Royal Dutch Shell PLC:
Class A (United Kingdom)	350	9,089
Class B (United Kingdom)	300	7,982
RSA Insurance Group PLC	139	1,073
Sage Group PLC	200	1,736
Scottish & Southern Energy PLC	83	1,495
SKY PLC	82	1,054
Smith & Nephew PLC	81	1,331
Smiths Group PLC	64	1,359
St. James's Place Capital PLC	78	1,160
Standard Chartered PLC (United Kingdom) (a)	270	2,522
Standard Life PLC	236	1,112
Taylor Wimpey PLC	514	1,331
Tesco PLC (a)	758	1,799
Unilever PLC	106	5,454
United Utilities Group PLC	84	1,059
Vodafone Group PLC	2,128	5,481
Whitbread PLC	24	1,254
WM Morrison Supermarkets PLC	388	1,206

TOTAL UNITED KINGDOM		179,313

United States of America - 0.1%
Yum China Holdings, Inc.	53	1,808
TOTAL COMMON STOCKS
(Cost $1,450,144)		1,515,744

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.7%
Banco Bradesco SA (PN)	200	2,105
Itau Unibanco Holding SA	300	3,711
Itausa-Investimentos Itau SA (PN)	700	2,181
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	200	880
Telefonica Brasil SA	100	1,490
Vale SA (PN-A)	100	827

TOTAL BRAZIL		11,194

Germany - 0.3%
Henkel AG & Co. KGaA	15	2,042
Porsche Automobil Holding SE (Germany)	23	1,346
Volkswagen AG	11	1,744

TOTAL GERMANY		5,132

Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	2	3,082
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares)	13,632	18
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $18,523)		19,426

Investment Companies - 1.9%
United States of America - 1.9%
iShares MSCI India ETF
(Cost $28,531)	955	30,640
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $1,497,198)		1,565,810
NET OTHER ASSETS (LIABILITIES) - 0.8%		12,146
NET ASSETS - 100%		$1,577,956

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92
Total	$92

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$166,203	$111,584	$54,619	$--
Consumer Staples	159,568	96,529	63,039	--
Energy	102,647	55,691	46,956	--
Financials	371,980	275,785	96,195	--
Health Care	131,863	52,902	78,961	--
Industrials	177,103	134,751	41,192	1,160
Information Technology	146,338	94,721	51,617	--
Materials	112,558	86,789	25,769	--
Real Estate	39,268	39,268	--	--
Telecommunication Services	75,242	18,271	56,971	--
Utilities	52,400	40,973	11,427	--
Investment Companies	30,640	30,640	--	--
Total Investments in Securities:	$1,565,810	$1,037,904	$526,746	$1,160

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,497,198)	$1,565,810
Cash	195
Foreign currency held at value (cost $7,071)	7,175
Dividends receivable	4,714
Other receivables	62
Total assets	1,577,956
Net Assets	$1,577,956
Net Assets consist of:
Paid in capital	$1,500,000
Undistributed net investment income	8,851
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	369
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	68,736
Net Assets, for 150,000 shares outstanding	$1,577,956
Net Asset Value, offering price and redemption price per share ($1,577,956 ÷ 150,000 shares)	$10.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 9, 2017 (commencement of operations) to April 30, 2017 (Unaudited)
Investment Income
Dividends		$10,148
Income from Fidelity Central Funds		92
Income before foreign taxes withheld		10,240
Less foreign taxes withheld		(1,388)
Total income		8,852
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		8,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	221
Foreign currency transactions	148
Total net realized gain (loss)		369
Change in net unrealized appreciation (depreciation) on: Investment securities	68,612
Assets and liabilities in foreign currencies	124
Total change in net unrealized appreciation (depreciation)		68,736
Net gain (loss)		69,105
Net increase (decrease) in net assets resulting from operations		$77,956

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 9, 2017 (commencement of operations) to April 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,851
Net realized gain (loss)	369
Change in net unrealized appreciation (depreciation)	68,736
Net increase (decrease) in net assets resulting from operations	77,956
Share transactions
Proceeds from sales of shares	1,500,000
Net increase (decrease) in net assets resulting from share transactions	1,500,000
Total increase (decrease) in net assets	1,577,956
Net Assets
Beginning of period	–
End of period	$1,577,956
Other Information
Undistributed net investment income end of period	$8,851
Shares
Sold	150,000
Net increase (decrease)	150,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex International Index Fund

Six months ended (Unaudited) April 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	.46
Total from investment operations	.52
Net asset value, end of period	$10.52
Total ReturnC	5.20%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G
Expenses net of fee waivers, if anyF	- %G
Expenses net of all reductionsF	- %G
Net investment income (loss)	3.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,578
Portfolio turnover rateH	0%I,J

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

 J Amount represents less than .5%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$80,320
Gross unrealized depreciation	(11,741)
Net unrealized appreciation (depreciation) on securities	$68,579
Tax cost	$1,497,231

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,499,960 and $3,040, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to less than $1. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 9, 2017 to April 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Actual	- %B	$1,000.00	$1,052.00	$-C
Hypothetical-D		$1,000.00	$1,024.79	$-E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 53/365 (to reflect the period March 9, 2017 to April 30, 2017.

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Index Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's strength in managing equity index funds, which the Board is familiar with through its supervision of other equity index funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's fee structure was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZEI-SANN-0617
1.9881634.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2017